SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Communication Services — 7.4%
Alphabet Inc, Cl A	33,918	$5,542
Alphabet Inc, Cl C	44,436	7,337
AT&T Inc	290,314	5,777
BCE Inc	64,026	2,241
Comcast Corp, Cl A	149,693	5,923
Fox Corp	44,900	1,858
John Wiley & Sons Inc, Cl A	4,919	238
Liberty Media Corp-Liberty Formula One, Cl C *	9,788	764
Meta Platforms Inc, Cl A	27,939	14,565
Netflix Inc *	4,118	2,888
News Corp, Cl A	3,512	99
Nexstar Media Group Inc, Cl A	17,322	2,960
Pinterest Inc, Cl A *	30,629	981
Spotify Technology SA *	8,115	2,782
TEGNA Inc	26,800	372
Trade Desk Inc/The, Cl A *	10,787	1,128
Verizon Communications Inc	102,270	4,273
Walt Disney Co/The	31,370	2,835

		62,563
Consumer Discretionary — 7.9%
Amazon.com Inc *	99,814	17,817
AutoNation Inc *	4,400	783
AutoZone Inc *	184	585
Best Buy Co Inc	11,067	1,111
Birkenstock Holding Plc *	9,198	459
Booking Holdings Inc	424	1,657
Burlington Stores Inc *	1,535	412
Capri Holdings Ltd *	7,200	257
Carter's Inc	8,600	567
Century Communities Inc	4,872	487
DoorDash Inc, Cl A *	2,127	274
DR Horton Inc	2,157	407
DraftKings Inc, Cl A *	32,431	1,119
eBay Inc	26,800	1,584
Ford Motor Co	136,245	1,525
Frontdoor Inc *	3,434	165
General Motors Co	52,425	2,610
Genuine Parts Co	19,862	2,845
Goodyear Tire & Rubber Co/The *	58,400	515
Guess? Inc	18,000	373
Harley-Davidson Inc	25,500	955
Home Depot Inc/The	8,083	2,979
Jack in the Box Inc	5,995	296
KB Home	19,900	1,666
Kohl's Corp	13,100	254
Lear Corp	4,700	548
Lowe's Cos Inc	13,614	3,383
Macy's Inc	36,200	564
Marriott International Inc/MD, Cl A	12,585	2,953
Mattel Inc *	33,400	634

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MercadoLibre Inc *	572	$1,179
Meritage Homes Corp	3,944	781
MGM Resorts International *	700	26
Pool Corp	7,321	2,574
PulteGroup Inc	21,866	2,879
Ross Stores Inc	29,598	4,458
SharkNinja Inc	895	86
Taylor Morrison Home Corp, Cl A *	9,805	660
Tesla Inc *	1,929	413
TJX Cos Inc/The	16,141	1,893
Tri Pointe Homes Inc *	12,890	573
Whirlpool Corp	9,600	963
Wingstop Inc	1,862	719

		66,988
Consumer Staples — 6.1%
Albertsons Cos Inc, Cl A	24,900	489
Altria Group Inc	70,441	3,788
Archer-Daniels-Midland Co	13,492	823
Bunge Global SA	6,800	689
Campbell Soup Co	21,100	1,049
Casey's General Stores Inc	10,413	3,773
Central Garden & Pet Co, Cl A *	11,325	387
Church & Dwight Co Inc	12,004	1,223
Coca-Cola Consolidated Inc	703	944
Conagra Brands Inc	25,800	805
Constellation Brands Inc, Cl A	10,575	2,546
Costco Wholesale Corp	3,732	3,330
Diageo PLC ADR	12,008	1,570
Estee Lauder Cos Inc/The, Cl A	2,945	270
Herbalife Ltd *	15,000	122
Kellanova	8,310	670
Kenvue Inc	131,867	2,895
Kimberly-Clark Corp	5,946	860
Kraft Heinz Co/The	41,780	1,480
Kroger Co/The	37,700	2,006
Maplebear Inc *	9,922	356
Molson Coors Beverage Co, Cl B	24,900	1,344
PepsiCo Inc	17,139	2,963
Philip Morris International Inc	51,183	6,310
Target Corp	23,508	3,611
Unilever PLC ADR	75,131	4,868
Walgreens Boots Alliance Inc	33,500	310
Walmart Inc	27,736	2,142

		51,623
Energy — 4.4%
APA Corp	14,000	399
Baker Hughes Co, Cl A	23,708	834
Cameco Corp	11,614	474
Cheniere Energy Inc	11,628	2,154
Chevron Corp	20,394	3,017
ConocoPhillips	26,100	2,970
Devon Energy Corp	23,300	1,043

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diamondback Energy Inc	19,284	$3,763
Enterprise Products Partners LP	29,408	863
Exxon Mobil Corp	65,173	7,687
Golar LNG Ltd	18,464	615
Halliburton Co	17,700	550
Hess Midstream LP, Cl A	14,615	546
HF Sinclair Corp	23,000	1,130
Kinder Morgan Inc	22,704	490
Kinetik Holdings Inc, Cl A	33,125	1,465
Marathon Oil Corp	46,100	1,321
Marathon Petroleum Corp	9,500	1,683
MPLX LP	31,913	1,368
Murphy Oil Corp	600	22
Ovintiv Inc	4,487	192
Phillips 66	11,200	1,571
Plains All American Pipeline LP	4,503	81
Scorpio Tankers Inc	19,955	1,428
Valero Energy Corp	6,900	1,012

		36,678
Financials — 16.3%
Aflac Inc	18,300	2,020
Allstate Corp/The	9,144	1,728
Ally Financial Inc	31,200	1,348
American International Group Inc	26,600	2,050
Ameriprise Financial Inc	12,691	5,704
Annaly Capital Management Inc ‡	19,900	401
Aon PLC, Cl A	1,833	630
Bank of America Corp	131,384	5,354
Bank of New York Mellon Corp/The	27,014	1,843
BankUnited Inc	13,300	511
Berkshire Hathaway Inc, Cl B *	10,540	5,016
Capital One Financial Corp	10,126	1,488
Chubb Ltd	13,441	3,820
Cincinnati Financial Corp	5,119	701
Citigroup Inc	122,154	7,652
Citizens Financial Group Inc	27,300	1,175
CME Group Inc, Cl A	6,830	1,473
CNA Financial Corp	13,500	701
Customers Bancorp Inc *	7,000	363
Discover Financial Services	9,600	1,332
Essent Group Ltd	1,245	80
Everest Group Ltd	3,400	1,334
FactSet Research Systems Inc	4,019	1,699
Fifth Third Bancorp	33,500	1,430
First Horizon Corp	47,500	788
Fiserv Inc *	1,010	176
Goldman Sachs Group Inc/The	8,464	4,319
Hartford Financial Services Group Inc/The	23,000	2,670
Intercontinental Exchange Inc	4,531	732
JPMorgan Chase & Co	41,807	9,398
Kinsale Capital Group Inc	7,513	3,690
Lincoln National Corp	12,100	388
M&T Bank Corp	4,300	740

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marsh & McLennan Cos Inc	7,979	$1,815
Mastercard Inc, Cl A	4,820	2,330
MetLife Inc	19,200	1,488
MGIC Investment Corp	60,500	1,538
Moody's Corp	11,018	5,374
Morgan Stanley	84,457	8,751
MSCI Inc, Cl A	6,720	3,902
Navient Corp	52,300	885
NU Holdings Ltd/Cayman Islands, Cl A *	59,554	891
Pagseguro Digital Ltd, Cl A *	39,170	434
PayPal Holdings Inc *	21,332	1,545
Progressive Corp/The	3,219	812
Radian Group Inc	49,029	1,772
Regions Financial Corp	47,800	1,119
Robinhood Markets Inc, Cl A *	11,110	224
Rocket Cos Inc, Cl A *	5,872	115
S&P Global Inc	7,719	3,962
State Street Corp	27,200	2,369
Travelers Cos Inc/The	17,221	3,928
Truist Financial Corp	81,185	3,609
Unum Group	23,000	1,276
Valley National Bancorp	35,800	311
Veritex Holdings Inc	18,300	461
Visa Inc, Cl A	38,451	10,627
Wells Fargo & Co	62,671	3,664
Western Union Co/The	49,400	603
Willis Towers Watson PLC	1,424	416
Wintrust Financial Corp	5,400	587

		137,562
Health Care — 12.2%
AbbVie Inc	6,234	1,224
Alnylam Pharmaceuticals Inc *	201	53
Amgen Inc	7,070	2,360
Ascendis Pharma A/S ADR *	641	89
Baxter International Inc	24,900	945
Boston Scientific Corp *	21,848	1,787
Bristol-Myers Squibb Co	50,236	2,509
Cardinal Health Inc	18,800	2,119
Centene Corp *	11,050	871
Cigna Group/The	4,300	1,556
Cooper Cos Inc/The	3,235	342
CVS Health Corp	27,000	1,545
Danaher Corp	19,353	5,212
Eli Lilly & Co	10,553	10,131
Encompass Health Corp	2,395	223
Exelixis Inc *	24,472	637
Gilead Sciences Inc	41,787	3,301
HCA Healthcare Inc	8,103	3,205
Incyte Corp *	8,900	584
Inmode Ltd *	16,300	272
Insmed Inc *	426	33
IQVIA Holdings Inc *	931	234
Jazz Pharmaceuticals PLC *	6,880	798

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Johnson & Johnson	68,286	$11,326
Madrigal Pharmaceuticals Inc *	780	193
McKesson Corp	2,778	1,559
Medtronic PLC	35,416	3,137
Merck & Co Inc	58,731	6,957
Mettler-Toledo International Inc *	2,947	4,241
Natera Inc *	12,896	1,525
Novartis AG ADR	30,315	3,665
Organon & Co	4,167	93
Pfizer Inc	215,278	6,245
Regeneron Pharmaceuticals Inc *	511	605
STERIS PLC	13,063	3,150
Stryker Corp	7,569	2,728
Tenet Healthcare Corp *	3,920	650
Thermo Fisher Scientific Inc	903	555
UnitedHealth Group Inc	12,341	7,284
Universal Health Services Inc, Cl B	11,822	2,813
Vaxcyte Inc *	5,905	477
Veeva Systems Inc, Cl A *	1,391	301
Viatris Inc	46,500	562
Zoetis Inc, Cl A	25,324	4,647

		102,743
Industrials — 10.8%
3M Co	11,983	1,614
Acuity Brands Inc	3,400	866
AGCO Corp	12,100	1,102
Allison Transmission Holdings Inc	18,700	1,734
AMETEK Inc	7,236	1,238
Automatic Data Processing Inc	13,520	3,730
Axon Enterprise Inc *	1,222	446
Booz Allen Hamilton Holding Corp, Cl A	2,572	408
Builders FirstSource Inc *	3,100	539
Carrier Global Corp	11,517	838
CH Robinson Worldwide Inc	1,013	105
Cintas Corp	2,466	1,985
Cummins Inc	8,240	2,578
Curtiss-Wright Corp	806	255
Delta Air Lines Inc	17,900	761
Eaton Corp PLC	5,032	1,545
Equifax Inc	9,542	2,931
Expeditors International of Washington Inc	555	69
FedEx Corp	7,000	2,091
Ferguson Enterprises Inc	1,302	268
FTAI Aviation Ltd	1,200	153
General Dynamics Corp	10,554	3,159
General Electric Co	2,384	416
GFL Environmental Inc	54,865	2,376
Griffon Corp	11,100	735
GXO Logistics Inc *	58,169	2,911
HEICO Corp	13,241	3,397
HEICO Corp, Cl A	9,202	1,841
Huntington Ingalls Industries Inc	2,000	566
Johnson Controls International plc	49,965	3,640

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kirby Corp *	7,005	$840
L3Harris Technologies Inc	950	225
Lockheed Martin Corp	3,000	1,704
ManpowerGroup Inc	11,900	880
Mueller Water Products Inc, Cl A	4,382	94
Northrop Grumman Corp	325	170
Old Dominion Freight Line Inc	11,197	2,159
Oshkosh Corp	9,100	982
Otis Worldwide Corp	31,964	3,027
Owens Corning	6,500	1,097
PACCAR Inc	10,100	971
Parker-Hannifin Corp	73	44
RTX Corp	40,067	4,942
Science Applications International Corp	3,800	496
Siemens AG ADR	33,447	3,150
Snap-on Inc	4,900	1,390
SS&C Technologies Holdings Inc	3,265	245
Textron Inc	19,200	1,751
Trane Technologies PLC	4,991	1,805
TransDigm Group Inc	5,480	7,525
TransUnion	3,090	299
Uber Technologies Inc *	2,963	217
UniFirst Corp/MA	436	83
United Airlines Holdings Inc *	14,900	656
United Parcel Service Inc, Cl B	15,133	1,945
Veralto Corp	23,109	2,598
Verisk Analytics Inc, Cl A	3,400	928
Vertiv Holdings Co, Cl A	19,232	1,597
Waste Connections Inc	24,308	4,533
Westinghouse Air Brake Technologies Corp	3,867	656

		91,306
Information Technology — 24.9%
Accenture PLC, Cl A	6,528	2,232
Adobe Inc *	9,000	5,170
Advanced Micro Devices Inc *	6,989	1,038
Amphenol Corp, Cl A	41,894	2,826
Analog Devices Inc	11,858	2,785
Apple Inc	147,777	33,841
Applied Materials Inc	7,800	1,539
AppLovin Corp, Cl A *	30,643	2,846
Arista Networks Inc *	2,950	1,042
Arrow Electronics Inc *	8,200	1,108
ASML Holding NV, Cl G	373	337
Astera Labs Inc *	15,189	654
Autodesk Inc *	1,453	375
BILL Holdings Inc *	3,886	212
Broadcom Inc	120,271	19,583
Cadence Design Systems Inc *	1,944	523
CDW Corp/DE	12,106	2,732
Cirrus Logic Inc *	174	25
Cisco Systems Inc	126,325	6,384
Datadog Inc, Cl A *	4,652	541
Dell Technologies Inc, Cl C	19,310	2,231

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DocuSign Inc, Cl A *	10,237	$606
Dropbox Inc, Cl A *	20,000	503
DXC Technology Co *	24,600	509
Fair Isaac Corp *	93	161
Fortinet Inc *	4,764	365
Gartner Inc *	2,245	1,104
Gen Digital Inc	24,000	635
GoDaddy Inc, Cl A *	2,191	367
Guidewire Software Inc *	5,390	802
Hewlett Packard Enterprise Co	90,800	1,759
HP Inc	60,200	2,178
Intel Corp	31,486	694
International Business Machines Corp	6,594	1,333
Intuit Inc	12,874	8,114
KLA Corp	599	491
Lam Research Corp	350	287
Marvell Technology Inc	5,408	412
Microchip Technology Inc	28,268	2,323
Micron Technology Inc	6,961	670
Microsoft Corp	87,382	36,451
Monolithic Power Systems Inc	2,775	2,594
Motorola Solutions Inc	10,479	4,632
NetApp Inc	6,446	778
NVIDIA Corp	163,864	19,560
Okta Inc, Cl A *	5,408	426
Oracle Corp	25,868	3,655
Palantir Technologies Inc, Cl A *	4,427	139
QUALCOMM Inc	28,097	4,925
Roper Technologies Inc	5,437	3,014
salesforce.com	24,769	6,264
SAP SE ADR	24,670	5,420
Sapiens International Corp NV	9,789	356
Semtech Corp *	1,059	46
ServiceNow Inc *	2,924	2,500
Synopsys Inc *	71	37
Taiwan Semiconductor Manufacturing Co Ltd ADR	13,194	2,265
TD SYNNEX Corp	5,572	677
Twilio Inc, Cl A *	11,031	692
Vishay Intertechnology Inc	5,700	115
Western Digital Corp *	600	39
Workday Inc, Cl A *	4,631	1,219
Xerox Holdings Corp	46,300	525
Zebra Technologies Corp, Cl A *	3,275	1,131
Zoom Video Communications Inc, Cl A *	13,412	927

		209,724
Materials — 2.8%
Avery Dennison Corp	6,187	1,373
Berry Global Group Inc	16,000	1,102
CF Industries Holdings Inc	8,100	673
Chemours Co/The	23,500	457
Dow Inc	57,442	3,078
Ecolab Inc	2,668	675

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
International Flavors & Fragrances Inc	1,199	$125
Linde PLC	11,792	5,639
LyondellBasell Industries NV, Cl A	5,900	582
Martin Marietta Materials Inc	885	473
NewMarket Corp	1,000	574
O-I Glass Inc, Cl I *	39,200	497
Reliance Inc	8,996	2,579
Sherwin-Williams Co/The	10,446	3,858
Steel Dynamics Inc	10,300	1,231
Sylvamo Corp	11,800	933

		23,849
Real Estate — 2.9%
American Tower Corp, Cl A ‡	22,994	5,152
AvalonBay Communities Inc ‡	554	125
Brixmor Property Group Inc ‡	37,800	1,035
CareTrust REIT Inc ‡	4,097	123
CBRE Group Inc, Cl A *	5,089	586
Crown Castle Inc ‡	22,327	2,501
Equinix Inc ‡	4,521	3,772
Healthpeak Properties Inc ‡	124,096	2,765
Host Hotels & Resorts Inc ‡	55,300	979
Iron Mountain Inc ‡	15,147	1,716
Public Storage ‡	1,775	610
Service Properties Trust ‡	37,100	174
VICI Properties Inc, Cl A ‡	100,635	3,369
Welltower Inc ‡	13,336	1,609

		24,516
Utilities — 2.1%
Brookfield Infrastructure Partners LP	8,935	287
Constellation Energy Corp	9,750	1,918
Duke Energy Corp	32,771	3,734
Exelon Corp	9,810	374
NextEra Energy Inc	82,808	6,667
NRG Energy Inc	36,943	3,141
UGI Corp	14,800	369
Vistra Corp	16,300	1,392

		17,882
Total Common Stock
(Cost $534,988) ($ Thousands)		825,434

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	15,431,694	15,432
Total Cash Equivalent
(Cost $15,432) ($ Thousands)		15,432
Total Investments in Securities — 99.6%
(Cost $550,420) ($ Thousands)		$840,866

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	31	Sep-2024	$8,630	$8,774	$144
S&P Mid Cap 400 Index E-MINI	5	Sep-2024	1,523	1,549	26
			$10,153	$10,323	$170

Percentages are based on Net Assets of $844,035 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$6	$—	$(7)	$(1)	$2	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	19,730	35,179	(39,477)	—	—	15,432	225	—
Totals	$19,736	$35,179	$(39,484)	$(1)	$2	$15,432	$225	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.2%

Communication Services — 7.0%
Alphabet Inc, Cl A	99,660	$16,282
Alphabet Inc, Cl C	48,376	7,987
AT&T Inc	361,366	7,191
Frontier Communications Parent Inc *	5,976	172
Liberty Global PLC *	3,975	78
Liberty Media Corp-Liberty SiriusXM *	99,780	2,378
Meta Platforms Inc, Cl A	48,744	25,411
Netflix Inc *	7,336	5,145
News Corp, Cl A	5,852	166
Nexstar Media Group Inc, Cl A	28,352	4,845
Pinterest Inc, Cl A *	36,165	1,159
T-Mobile US Inc	30,540	6,069
Trade Desk Inc/The, Cl A *	16,642	1,740
Verizon Communications Inc	118,445	4,949
Walt Disney Co/The	34,250	3,095
Warner Bros Discovery Inc *	386,928	3,033

		89,700
Consumer Discretionary — 7.5%
ADT Inc	96,490	703
Amazon.com Inc *	119,875	21,398
Autoliv Inc	9,370	960
AutoZone Inc *	766	2,437
Best Buy Co Inc	6,451	648
Booking Holdings Inc	1,412	5,520
Caesars Entertainment Inc *	18,056	680
Carnival Corp, Cl A *	119,740	1,976
DoorDash Inc, Cl A *	7,178	924
DR Horton Inc	2,576	486
Expedia Group Inc *	2,761	384
Ford Motor Co	83,525	935
General Motors Co	137,635	6,851
H&R Block Inc	30,072	1,904
Home Depot Inc/The	11,983	4,416
Magna International Inc, Cl A	49,090	2,063
Marriott International Inc/MD, Cl A	20,598	4,834
Meritage Homes Corp	4,544	900
MGM Resorts International *	24,176	909
NIKE Inc, Cl B	36,379	3,031
Norwegian Cruise Line Holdings Ltd *	100,360	1,795
Pool Corp	11,983	4,213
PulteGroup Inc	11,785	1,551
PVH Corp	14,583	1,439
Ross Stores Inc	56,509	8,511
Royal Caribbean Cruises Ltd *	11,902	1,959
SharkNinja Inc	1,523	146
Taylor Morrison Home Corp, Cl A *	41,687	2,807
TJX Cos Inc/The	41,141	4,825
Toll Brothers Inc	40,623	5,853
Wingstop Inc	2,540	981

		96,039

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 6.7%
Ambev ADR	814,530	$1,849
Archer-Daniels-Midland Co	34,220	2,087
Casey's General Stores Inc	16,682	6,044
Church & Dwight Co Inc	4,546	463
Coca-Cola Consolidated Inc	1,566	2,102
Colgate-Palmolive Co	22,946	2,444
Conagra Brands Inc	93,910	2,930
Constellation Brands Inc, Cl A	17,309	4,166
Costco Wholesale Corp	6,109	5,452
Estee Lauder Cos Inc/The, Cl A	6,290	577
Kellanova	24,457	1,971
Kenvue Inc	62,630	1,375
Kimberly-Clark Corp	27,239	3,940
Kraft Heinz Co/The	82,076	2,908
Kroger Co/The	165,728	8,818
Mondelez International Inc, Cl A	4,308	309
PepsiCo Inc	29,282	5,062
Performance Food Group Co *	16,491	1,231
Philip Morris International Inc	56,232	6,933
Procter & Gamble Co/The	34,090	5,848
Target Corp	42,109	6,469
Tyson Foods Inc, Cl A	56,890	3,659
Walmart Inc	120,246	9,287

		85,924
Energy — 3.7%
Baker Hughes Co, Cl A	81,632	2,871
BP PLC ADR	106,660	3,622
Canadian Natural Resources Ltd	56,940	2,062
Cheniere Energy Inc	19,032	3,526
Chevron Corp	14,060	2,080
ConocoPhillips	22,250	2,532
Devon Energy Corp	39,180	1,755
Diamondback Energy Inc	31,563	6,158
Energy Transfer LP	23,186	373
Enterprise Products Partners LP	104,801	3,075
Kinder Morgan Inc	58,420	1,260
Kinetik Holdings Inc, Cl A	79,403	3,513
MPLX LP	28,740	1,232
Murphy Oil Corp	18,250	680
Ovintiv Inc	57,726	2,472
PBF Energy Inc, Cl A	1,694	58
Plains All American Pipeline LP	100,311	1,800
Schlumberger NV	22,484	989
Shell PLC ADR	52,420	3,756
SM Energy Co	40,237	1,836
TechnipFMC PLC	8,069	217
Williams Cos Inc/The	29,933	1,370

		47,237
Financials — 15.5%
Allstate Corp/The	56,036	10,587
Ameriprise Financial Inc	13,079	5,878

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Annaly Capital Management Inc ‡	132,210	$2,665
Bank of America Corp	184,859	7,533
Bank of New York Mellon Corp/The	55,676	3,798
Berkshire Hathaway Inc, Cl B *	14,265	6,789
BlackRock Inc, Cl A	2,160	1,948
Capital One Financial Corp	40,147	5,899
Cincinnati Financial Corp	3,888	533
Citigroup Inc	210,874	13,209
CME Group Inc, Cl A	18,608	4,015
Essent Group Ltd	1,809	116
Everest Group Ltd	6,955	2,728
FactSet Research Systems Inc	6,579	2,782
Fidelity National Financial Inc	37,467	2,209
Fidelity National Information Services Inc	39,645	3,269
First Horizon Corp	65,809	1,092
Global Payments Inc	80,407	8,926
Goldman Sachs Group Inc/The	16,458	8,398
Intercontinental Exchange Inc	48,942	7,907
JPMorgan Chase & Co	107,290	24,119
Kinsale Capital Group Inc	12,296	6,038
Marsh & McLennan Cos Inc	20,736	4,718
Mastercard Inc, Cl A	8,643	4,178
MGIC Investment Corp	63,269	1,609
Moody's Corp	3,430	1,673
Morgan Stanley	78,409	8,124
MSCI Inc, Cl A	11,501	6,677
Nasdaq Inc	9,399	677
PayPal Holdings Inc *	28,599	2,071
Popular Inc	11,783	1,208
Progressive Corp/The	5,069	1,278
Radian Group Inc	3,663	132
Robinhood Markets Inc, Cl A *	45,899	924
S&P Global Inc	12,973	6,658
Synchrony Financial	66,451	3,340
Travelers Cos Inc/The	25,371	5,786
Visa Inc, Cl A	25,767	7,121
Wells Fargo & Co	113,933	6,662
Willis Towers Watson PLC	16,975	4,959

		198,233
Health Care — 12.2%
AbbVie Inc	13,188	2,589
Alnylam Pharmaceuticals Inc *	3,299	867
Amgen Inc	2,114	706
Baxter International Inc	53,460	2,028
Blueprint Medicines Corp *	1,265	121
Bristol-Myers Squibb Co	103,351	5,162
Centene Corp *	4,591	362
Cooper Cos Inc/The	5,889	623
CVS Health Corp	88,560	5,069
DENTSPLY SIRONA Inc	95,910	2,425
Edwards Lifesciences Corp *	12,346	864
Eli Lilly & Co	26,788	25,717
Exelixis Inc *	42,450	1,105

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gilead Sciences Inc	67,252	$5,313
GSK PLC ADR	74,900	3,289
HCA Healthcare Inc	10,185	4,029
Illumina Inc *	4,160	547
Jazz Pharmaceuticals PLC *	18,640	2,162
Johnson & Johnson	34,616	5,741
McKesson Corp	4,335	2,432
Medtronic PLC	51,867	4,594
Merck & Co Inc	57,697	6,834
Neurocrine Biosciences Inc *	7,718	981
Organon & Co	69,930	1,563
Pfizer Inc	241,235	6,998
Regeneron Pharmaceuticals Inc *	263	312
ResMed Inc	13,119	3,214
Royalty Pharma PLC, Cl A	77,600	2,253
Sanofi SA ADR	41,490	2,334
Sarepta Therapeutics Inc *	9,502	1,290
STERIS PLC	21,381	5,155
Stryker Corp	11,606	4,183
Teleflex Inc	4,775	1,171
Tenet Healthcare Corp *	22,297	3,698
Thermo Fisher Scientific Inc	1,380	849
UnitedHealth Group Inc	32,945	19,444
Universal Health Services Inc, Cl B	27,290	6,494
Veeva Systems Inc, Cl A *	4,251	920
Vertex Pharmaceuticals Inc *	650	322
Viatris Inc	204,540	2,471
Zoetis Inc, Cl A	48,404	8,882

		155,113
Industrials — 8.7%
3M Co	28,796	3,879
AerCap Holdings NV	46,110	4,492
AGCO Corp	877	80
Allison Transmission Holdings Inc	25,553	2,370
Automatic Data Processing Inc	26,902	7,423
Axon Enterprise Inc *	1,017	371
Boeing Co/The *	17,099	2,971
Booz Allen Hamilton Holding Corp, Cl A	4,699	746
Carrier Global Corp	13,214	962
Chart Industries Inc *	17,650	2,160
Cintas Corp	6,449	5,192
Core & Main Inc, Cl A *	51,087	2,454
Cummins Inc	5,022	1,571
Delta Air Lines Inc	100,800	4,283
Eaton Corp PLC	12,456	3,823
Equifax Inc	7,180	2,205
Expeditors International of Washington Inc	2,243	277
FedEx Corp	18,383	5,492
Ferguson Enterprises Inc	4,160	856
General Electric Co	38,011	6,638
Honeywell International Inc	4,411	917
Kirby Corp *	17,153	2,057
L3Harris Technologies Inc	4,430	1,048

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lockheed Martin Corp	6,728	$3,822
Masco Corp	23,559	1,874
Northrop Grumman Corp	6,729	3,521
Old Dominion Freight Line Inc	18,327	3,533
Otis Worldwide Corp	52,317	4,954
Paycom Software Inc	4,397	716
RTX Corp	49,410	6,094
SS&C Technologies Holdings Inc	2,894	217
Textron Inc	3,002	274
Trane Technologies PLC	12,161	4,398
TransUnion	33,079	3,202
United Airlines Holdings Inc *	20,797	916
United Rentals Inc	974	722
Verisk Analytics Inc, Cl A	8,297	2,264
Vertiv Holdings Co, Cl A	28,777	2,389
Waste Connections Inc	39,786	7,420
WESCO International Inc	14,214	2,351

		110,934
Information Technology — 24.5%
Accenture PLC, Cl A	10,676	3,651
Adobe Inc *	3,519	2,021
Advanced Micro Devices Inc *	1,371	204
Apple Inc	319,047	73,062
Applied Materials Inc	19,338	3,815
Arista Networks Inc *	6,172	2,181
Atlassian Corp, Cl A *	18,307	3,032
Autodesk Inc *	6,535	1,689
BILL Holdings Inc *	2,768	151
Broadcom Inc	124,115	20,208
Cadence Design Systems Inc *	914	246
CDW Corp/DE	19,815	4,471
Ciena Corp *	24,284	1,400
Cisco Systems Inc	57,202	2,891
Crowdstrike Holdings Inc, Cl A *	1,814	503
Datadog Inc, Cl A *	6,072	706
Dell Technologies Inc, Cl C	9,665	1,117
DocuSign Inc, Cl A *	30,837	1,826
Dropbox Inc, Cl A *	28,091	706
Fair Isaac Corp *	579	1,002
Fortinet Inc *	12,538	962
Gartner Inc *	3,112	1,531
GoDaddy Inc, Cl A *	4,547	761
Guidewire Software Inc *	8,690	1,293
Hewlett Packard Enterprise Co	88,876	1,721
Intel Corp	214,479	4,727
International Business Machines Corp	9,665	1,953
Intuit Inc	23,430	14,767
Jabil Inc	17,494	1,912
KLA Corp	6,399	5,243
Kyndryl Holdings Inc *	73,101	1,732
Lam Research Corp	5,308	4,358
Lattice Semiconductor Corp *	259	12
Micron Technology Inc	12,510	1,204

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Microsoft Corp	147,825	$61,664
Monolithic Power Systems Inc	4,682	4,376
Motorola Solutions Inc	18,379	8,124
NetApp Inc	18,516	2,235
Nutanix Inc, Cl A *	49,468	3,126
NVIDIA Corp	247,593	29,555
Okta Inc, Cl A *	16,702	1,315
ON Semiconductor Corp *	40,540	3,157
Oracle Corp	2,667	377
QUALCOMM Inc	29,863	5,235
Salesforce Inc	20,822	5,266
ServiceNow Inc *	6,161	5,268
Smartsheet Inc, Cl A *	43,770	2,136
Synopsys Inc *	212	110
Teradyne Inc	1,773	242
Twilio Inc, Cl A *	18,512	1,162
UiPath Inc, Cl A *	232,481	2,994
Vontier Corp	65,410	2,291
Workday Inc, Cl A *	12,536	3,299
Zebra Technologies Corp, Cl A *	4,660	1,609
Zoom Video Communications Inc, Cl A *	41,903	2,895

		313,494
Materials — 2.2%
Alcoa Corp	24,283	779
Avery Dennison Corp	12,055	2,674
Crown Holdings Inc	26,830	2,426
DuPont de Nemours Inc	6,044	509
Ecolab Inc	7,718	1,954
FMC Corp	62,690	4,049
Freeport-McMoRan Inc, Cl B	76,413	3,384
International Flavors & Fragrances Inc	4,317	449
PPG Industries Inc	15,489	2,009
Reliance Inc	14,724	4,221
Sherwin-Williams Co/The	15,382	5,682

		28,136
Real Estate — 2.3%
Brixmor Property Group Inc ‡	92,164	2,524
CBRE Group Inc, Cl A *	3,923	452
Equinix Inc ‡	5,639	4,705
Howard Hughes Holdings Inc *	21,390	1,609
Invitation Homes Inc ‡	77,307	2,848
Iron Mountain Inc ‡	34,570	3,915
Lamar Advertising Co, Cl A ‡	14,680	1,846
Omega Healthcare Investors Inc ‡	22,375	885
Simon Property Group Inc ‡	1,342	225
Ventas Inc ‡	51,684	3,210
Welltower Inc ‡	57,434	6,931

		29,150
Utilities — 2.9%
Brookfield Infrastructure Partners LP	19,479	626
Constellation Energy Corp	11,552	2,272
Dominion Energy Inc	61,982	3,465

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edison International	48,710	$4,239
Entergy Corp	18,168	2,193
Exelon Corp	83,320	3,174
FirstEnergy Corp	80,520	3,537
National Fuel Gas Co	14,181	848
NextEra Energy Inc	61,403	4,944
NRG Energy Inc	63,220	5,374
PG&E Corp	172,961	3,407
Talen Energy Corp *	1,105	165
Xcel Energy Inc	52,200	3,196

		37,440
Total Common Stock
(Cost $840,967) ($ Thousands)		1,191,400
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Bill
5.020%, 11/29/2024 (A)	$29,000	28,652

Total U.S. Treasury Obligation
(Cost $28,645) ($ Thousands)		28,652

	Shares
CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	54,695,413	54,695
Total Cash Equivalent
(Cost $54,695) ($ Thousands)		54,695
Total Investments in Securities — 99.7%
(Cost $924,307) ($ Thousands)		$1,274,747

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	130	Sep-2024	$36,066	$36,797	$731

A list of the open OTC Swap agreement held by the Fund at August 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	Mackenzie Investments Corporation Custom Basket of Securities	Custom Financing	Basket Return	Annually	09/15/2025	USD	35,667	$45	$–	$45
								$45	$–	$45

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Disciplined Equity Fund (Continued)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of August 31, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

202,507	NVIDIA CORP	$24,880	$24,173	69.8%
91,480	ALPHABET INC	14,766	14,946	41.4
58,926	AMAZON.COM INC	10,465	10,518	29.3
964	BOOKING HOLDINGS INC	3,504	3,768	9.8
32,940	COLGATE-PALMOLIVE CO	3,341	3,508	9.4
38,897	EDISON INTERNATIONAL	3,239	3,385	9.1
57,287	WELLS FARGO & CO	3,126	3,350	8.8
19,389	SIMON PROPERTY GROUP INC	3,061	3,245	8.6
24,284	PULTEGROUP INC	2,975	3,197	8.3
20,967	EXPEDIA GROUP INC	2,772	2,916	7.8
84,535	NEWS CORP	2,331	2,395	6.5
88,462	DROPBOX INC	2,017	2,224	5.7
30,036	PURE STORAGE INC	1,873	1,541	5.3
21,436	MEDTRONIC PLC	1,793	1,899	5.0
2,053	BLACKROCK INC	1,789	1,851	5.0
29,537	US FOODS HOLDING CORP	1,688	1,749	4.7
3,302	S&P GLOBAL INC	1,628	1,695	4.6
18,265	TEXTRON INC	1,604	1,666	4.5
72,559	HEWLETT PACKARD ENTERPRISE CO	1,361	1,405	3.8
19,774	INCYTE CORP	1,225	1,298	3.4
15,521	PERFORMANCE FOOD GROUP CO	1,135	1,158	3.2
12,671	AGCO CORP	1,127	1,154	3.2
57,427	LIBERTY GLOBAL LTD	1,108	1,130	3.1
617	FAIR ISAAC CORP	1,079	1,068	3.0
2,808	HCA HEALTHCARE INC	1,055	1,111	3.0
46,547	AT&T INC	921	926	2.6
24,474	PBF ENERGY INC	897	834	2.5
6,801	WELLTOWER INC	791	821	2.2
9,993	MASCO CORP	770	795	2.2
2,388	EQUIFAX INC	712	733	2.0
2,718	TELEFLEX INC	648	666	1.8
5,319	MERCK & CO INC	603	630	1.7
5,219	POPULAR INC	525	535	1.5
1,974	ALNYLAM PHARMACEUTICALS INC	525	519	1.5
532	ELI LILLY & CO	505	511	1.4
3,468	ORACLE CORP	475	490	1.3
4,198	DELL TECHNOLOGIES INC	463	485	1.3
7,221	TAYLOR MORRISON HOME CORPORATION	448	486	1.3
9,463	OVINTIV INC	412	405	1.2
3,704	JABIL INC	399	405	1.1
885	BERKSHIRE HATHAWAY INC	390	421	1.1
3,101	PPG INDUSTRIES INC	379	402	1.1
8,960	OMEGA HEALTHCARE INVESTORS INC	338	354	0.9
2,118	WESCO INTERNATIONAL INC	337	350	0.9
2,360	NEUROCRINE BIOSCIENCES INC	300	300	0.8
10,242	FRONTIER COMMUNICATIONS PARENT INC	294	295	0.8
16,704	NORWEGIAN CRUISE LINE HOLDINGS LTD	285	299	0.8
4,894	NUTANIX INC	254	309	0.7
10,225	MGIC INVESTMENT CORP	250	260	0.7
1,503	INTERCONTINENTAL EXCHANGE INC	242	243	0.7

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Disciplined Equity Fund (Continued)

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(25,581)	CF INDUSTRIES HOLDINGS INC	$(2,044)	$(2,126)	(5.7)%
(5,697)	POOL CORP	(1,978)	(2,003)	(5.5)
(46,503)	CELSIUS HOLDINGS INC	(1,897)	(1,769)	(5.3)
(177,207)	WALGREENS BOOTS ALLIANCE INC	(1,894)	(1,639)	(5.3)
(15,836)	ENPHASE ENERGY INC	(1,871)	(1,917)	(5.2)
(17,302)	FLOOR & DECOR HOLDINGS INC	(1,832)	(1,945)	(5.1)
(24,503)	COSTAR GROUP INC	(1,830)	(1,894)	(5.1)
(92,461)	ROBINHOOD MARKETS INC	(1,819)	(1,860)	(5.1)
(15,154)	EXPEDITORS INTERNATIONAL OF WASHINGTON	(1,816)	(1,870)	(5.1)
(108,418)	UNITY SOFTWARE INC	(1,806)	(1,775)	(5.1)
(178,779)	AMERICAN AIRLINES GROUP INC	(1,804)	(1,899)	(5.1)
(3,729)	KINSALE CAPITAL GROUP INC	(1,801)	(1,831)	(5.0)
(7,747)	FIRST SOLAR INC	(1,780)	(1,761)	(5.0)
(10,979)	REPLIGEN CORP	(1,773)	(1,657)	(5.0)
(7,308)	FABRINET BEARER	(1,691)	(1,781)	(4.7)
(4,211)	MEDPACE HOLDINGS INC	(1,617)	(1,496)	(4.5)
(35,996)	WAYFAIR INC	(1,585)	(1,532)	(4.4)
(7,757)	CHARLES RIVER LABORATORIES INTERNATIONAL INC	(1,565)	(1,534)	(4.4)
(21,511)	AGREE REALTY CORP	(1,544)	(1,571)	(4.3)
(19,255)	WESTERN ALLIANCE BANCORP	(1,488)	(1,573)	(4.2)
(11,010)	FRESHPET INC	(1,482)	(1,497)	(4.2)
(23,902)	FIRST INDUSTRIAL REALTY TRUST INC	(1,348)	(1,356)	(3.8)
(11,054)	CHART INDUSTRIES INC	(1,265)	(1,353)	(3.5)
(4,357)	RBC BEARINGS INC	(1,262)	(1,298)	(3.5)
(5,875)	ASPEN TECHNOLOGY INC	(1,253)	(1,376)	(3.5)
(6,572)	HEICO CORP	(1,230)	(1,315)	(3.4)
(37,880)	DUTCH BROS INC	(1,222)	(1,174)	(3.4)
(13,553)	PINNACLE FINANCIAL PARTNERS INC	(1,221)	(1,349)	(3.4)
(110,482)	CCC INTELLIGENT SOLUTIONS HOLDINGS INC	(1,185)	(1,191)	(3.3)
(29,144)	FIFTH THIRD BANCORP	(1,170)	(1,244)	(3.3)
(2,482)	ERIE INDEMNITY CO	(1,164)	(1,261)	(3.3)
(106,346)	AMCOR PLC	(1,156)	(1,217)	(3.2)
(7,488)	HOULIHAN LOKEY INC	(1,134)	(1,173)	(3.2)
(17,891)	COMMERCE BANCSHARES INC	(1,096)	(1,144)	(3.1)
(10,164)	MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC	(1,077)	(1,110)	(3.0)
(11,721)	SOUTHSTATE CORPORATION	(1,055)	(1,138)	(3.0)
(5,126)	SPS COMMERCE INC	(1,014)	(1,024)	(2.8)
(6,652)	GENERAC HOLDINGS INC	(993)	(1,041)	(2.8)
(6,460)	RLI CORP	(962)	(995)	(2.7)
(5,318)	NOVANTA INC	(959)	(975)	(2.7)
(12,682)	FIVE BELOW INC	(958)	(957)	(2.7)
(234,401)	AURORA INNOVATION INC	(872)	(1,095)	(2.4)
(19,670)	ESSENTIAL UTILITIES INC	(779)	(767)	(2.2)
(9,090)	VAXCYTE INC	(713)	(734)	(2.0)
(1,223)	TYLER TECHNOLOGIES INC	(712)	(719)	(2.0)
(61,599)	ROIVANT SCIENCES LIMITED	(699)	(753)	(2.0)
(5,064)	BLACKSTONE INC	(691)	(721)	(1.9)
(10,192)	TERRENO REALTY CORP	(691)	(704)	(1.9)
(15,894)	REVOLUTION MEDICINES INC	(691)	(678)	(1.9)
(1,766)	SAIA INC	(681)	(664)	(1.9)
(4,411)	SPX TECHNOLOGIES INC	(677)	(720)	(1.9)
(2,747)	MADRIGAL PHARMACEUTICALS INC	(673)	(679)	(1.9)
(1,054)	SUPER MICRO COMPUTER INC	(648)	(461)	(1.8)
(10,463)	VIKING THERAPEUTICS INC	(599)	(671)	(1.7)
(16,784)	DRAFTKINGS INC	(573)	(579)	(1.6)
(14,115)	SUMMIT MATERIALS INC	(556)	(572)	(1.6)
(14,620)	FIRST FINANCIAL BANKSHARES INC	(517)	(535)	(1.5)
(6,385)	INTRA-CELLULAR THERAPIES INC	(480)	(468)	(1.3)
(2,691)	AUTONATION INC	(468)	(479)	(1.3)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(15,781)	AST SPACEMOBILE INC	$(463)	$(458)	(1.3)%
(2,612)	PNC FINANCIAL SERVICES GROUP INC	(450)	(483)	(1.3)
(2,908)	AMERICAN WATER WORKS CO INC	(413)	(416)	(1.2)
(5,026)	LOAR HOLDINGS INC	(354)	(373)	(1.0)

Percentages are based on Net Assets of $1,278,637 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2	$—	$(2)	$—	$—	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	29,003	100,902	(75,210)	—	—	54,695	382	—
Totals	$29,005	$100,902	$(75,212)	$–	$—	$54,695	$382	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.8%

Communication Services — 8.3%
Alphabet Inc, Cl A	201,460	$32,914
Alphabet Inc, Cl C	168,880	27,884
AT&T Inc	247,885	4,933
Charter Communications Inc, Cl A *	3,197	1,111
Comcast Corp, Cl A	133,350	5,277
Electronic Arts Inc	9,065	1,376
Fox Corp	12,027	484
Frontier Communications Parent Inc *	8,300	239
GCI Liberty - Escrow *	4,949	—
IAC Inc *	2,232	118
Interpublic Group of Cos Inc/The	12,845	419
Iridium Communications Inc	5,300	137
Liberty Broadband Corp, Cl A *	80	5
Liberty Broadband Corp, Cl C *	3,678	229
Liberty Global Ltd, Cl A *	6,100	118
Liberty Global PLC *	6,300	124
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	85
Liberty Media Corp-Liberty Formula One, Cl C *	7,300	570
Liberty Media Corp-Liberty Live, Cl A *	731	29
Liberty Media Corp-Liberty Live, Cl C *	1,892	76
Liberty Media Corp-Liberty SiriusXM *	6,321	151
Liberty Media Corp-Liberty SiriusXM, Cl A *	2,720	65
Live Nation Entertainment Inc *	5,100	498
Madison Square Garden Sports Corp, Cl A *	486	102
Match Group Inc *	8,996	335
Meta Platforms Inc, Cl A	75,100	39,150
Netflix Inc *	14,700	10,310
New York Times Co/The, Cl A	5,400	297
News Corp	3,200	94
News Corp, Cl A	12,946	367
Nexstar Media Group Inc, Cl A	1,000	171
Omnicom Group Inc	6,644	667
Paramount Global, Cl A	715	16
Paramount Global, Cl B	22,586	236
Pinterest Inc, Cl A *	21,000	673
Playtika Holding Corp	1,405	11
ROBLOX Corp, Cl A *	17,400	765
Roku Inc, Cl A *	4,300	291
Sirius XM Holdings Inc	29,200	96
Spotify Technology SA *	5,000	1,714
Take-Two Interactive Software Inc *	5,935	960
TKO Group Holdings Inc, Cl A	2,500	296
T-Mobile US Inc	16,592	3,297
Trade Desk Inc/The, Cl A *	15,000	1,568
TripAdvisor Inc *	5,167	75
Trump Media & Technology Group Corp *	2,100	41
Verizon Communications Inc	144,376	6,032
Walt Disney Co/The	62,950	5,689
Warner Bros Discovery Inc *	84,836	665

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	12,100	$120

		150,880
Consumer Discretionary — 9.7%
ADT Inc	5,483	40
Advance Auto Parts Inc	2,208	100
Airbnb Inc, Cl A *	15,100	1,771
Amazon.com Inc *	318,440	56,842
Amer Sports Inc *	4,400	60
Aptiv PLC *	9,000	644
Aramark	8,900	326
AutoNation Inc *	832	148
AutoZone Inc *	579	1,842
Bath & Body Works Inc	7,557	233
Best Buy Co Inc	7,147	718
Birkenstock Holding Plc *	1,000	50
Booking Holdings Inc	1,178	4,605
BorgWarner Inc	7,764	265
Boyd Gaming Corp	2,400	144
Bright Horizons Family Solutions Inc *	1,900	267
Brunswick Corp/DE	2,300	182
Burlington Stores Inc *	2,300	617
Caesars Entertainment Inc *	7,200	271
Capri Holdings Ltd *	3,900	139
CarMax Inc *	5,760	487
Carnival Corp, Cl A *	34,000	561
Carter's Inc	1,400	92
Carvana Co, Cl A *	3,600	542
Cava Group Inc *	1,900	217
Chipotle Mexican Grill Inc, Cl A *	46,950	2,633
Choice Hotels International Inc	884	113
Churchill Downs Inc	2,500	347
Columbia Sportswear Co	900	73
Coupang Inc, Cl A *	39,300	871
Crocs Inc *	2,100	307
Darden Restaurants Inc	4,068	643
Deckers Outdoor Corp *	900	863
Dick's Sporting Goods Inc	1,858	440
Dillard's Inc, Cl A	100	34
Domino's Pizza Inc	1,200	497
DoorDash Inc, Cl A *	11,700	1,506
DR Horton Inc	9,968	1,882
DraftKings Inc, Cl A *	15,800	545
Duolingo Inc, Cl A *	1,300	276
Dutch Bros Inc, Cl A *	3,400	105
eBay Inc	16,911	1,000
Etsy Inc *	4,300	237
Expedia Group Inc *	4,322	601
Five Below Inc *	2,200	166
Floor & Decor Holdings Inc, Cl A *	3,600	405
Ford Motor Co	133,984	1,499
GameStop Corp, Cl A *	8,300	194
Gap Inc/The	7,721	173
Garmin Ltd	5,500	1,008

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Motors Co	38,900	$1,937
Gentex Corp	7,764	243
Genuine Parts Co	4,711	675
Grand Canyon Education Inc *	1,200	174
H&R Block Inc	4,725	299
Harley-Davidson Inc	4,103	154
Hasbro Inc	4,967	339
Hilton Worldwide Holdings Inc	8,433	1,852
Home Depot Inc/The	33,979	12,521
Hyatt Hotels Corp, Cl A	1,700	258
Kohl's Corp	5,319	103
Las Vegas Sands Corp	12,193	475
Lear Corp	1,700	198
Leggett & Platt Inc	3,312	42
Lennar Corp, Cl A	8,190	1,491
Lennar Corp, Cl B	513	87
Light & Wonder Inc, Cl A *	3,300	362
Lithia Motors Inc, Cl A	900	271
LKQ Corp	8,400	349
Lowe's Cos Inc	19,610	4,873
Lucid Group Inc *	23,800	96
Lululemon Athletica Inc *	4,100	1,064
Macy's Inc	9,300	145
Marriott International Inc/MD, Cl A	7,994	1,876
Marriott Vacations Worldwide Corp	1,100	81
Mattel Inc *	11,542	219
McDonald's Corp	24,680	7,124
MGM Resorts International *	8,939	336
Mohawk Industries Inc *	1,766	274
Murphy USA Inc	600	312
Newell Brands Inc	14,293	101
NIKE Inc, Cl B	41,168	3,430
Nordstrom Inc	3,212	72
Norwegian Cruise Line Holdings Ltd *	16,700	299
NVR Inc *	104	954
Ollie's Bargain Outlet Holdings Inc *	2,400	215
O'Reilly Automotive Inc *	2,040	2,305
Penn Entertainment Inc *	7,000	130
Penske Automotive Group Inc	800	136
Planet Fitness Inc, Cl A *	2,700	219
Polaris Inc	1,900	161
Pool Corp	1,200	422
PulteGroup Inc	7,145	941
PVH Corp	2,200	217
QuantumScape Corp, Cl A *	13,000	76
Ralph Lauren Corp, Cl A	1,280	219
RH *	500	127
Rivian Automotive Inc, Cl A *	26,200	370
Ross Stores Inc	11,176	1,683
Royal Caribbean Cruises Ltd *	8,100	1,333
Service Corp International/US	5,194	407
SharkNinja Inc	2,400	230
Skechers USA Inc, Cl A *	5,100	349

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Starbucks Corp	38,812	$3,671
Tapestry Inc	7,767	318
Tempur Sealy International Inc	5,700	299
Tesla Inc *	95,255	20,395
Texas Roadhouse Inc, Cl A	2,300	388
Thor Industries Inc	1,700	182
TJX Cos Inc/The	39,116	4,587
Toll Brothers Inc	3,551	512
TopBuild Corp *	1,100	432
Tractor Supply Co	3,700	990
Travel + Leisure Co	2,768	123
Ulta Beauty Inc *	1,652	583
Under Armour Inc, Cl A *	9,700	75
Under Armour Inc, Cl C *	6,221	46
Vail Resorts Inc	1,400	254
Valvoline Inc *	5,304	224
VF Corp	11,068	202
Wayfair Inc, Cl A *	2,700	115
Wendy's Co/The	6,043	102
Whirlpool Corp	2,016	202
Williams-Sonoma Inc	4,524	608
Wingstop Inc	1,000	386
Wyndham Hotels & Resorts Inc	2,668	210
Wynn Resorts Ltd	3,696	284
YETI Holdings Inc *	3,300	133
Yum! Brands Inc	9,648	1,302

		176,830
Consumer Staples — 5.7%
Albertsons Cos Inc, Cl A	16,000	314
Altria Group Inc	58,840	3,164
Archer-Daniels-Midland Co	16,579	1,011
BellRing Brands Inc *	4,800	268
BJ's Wholesale Club Holdings Inc *	4,700	376
Boston Beer Co Inc/The, Cl A *	400	109
Brown-Forman Corp, Cl A	2,200	101
Brown-Forman Corp, Cl B	5,217	238
Bunge Global SA	4,600	466
Campbell Soup Co	6,478	322
Casey's General Stores Inc	1,300	471
Celsius Holdings Inc *	5,700	217
Church & Dwight Co Inc	8,314	847
Clorox Co/The	4,203	665
Coca-Cola Co/The	133,040	9,641
Coca-Cola Consolidated Inc	200	268
Colgate-Palmolive Co	27,950	2,977
Conagra Brands Inc	15,276	477
Constellation Brands Inc, Cl A	5,431	1,307
Costco Wholesale Corp	15,181	13,547
Coty Inc, Cl A *	14,322	134
Darling Ingredients Inc *	6,100	255
Dollar General Corp	7,700	639
Dollar Tree Inc *	7,334	620
elf Beauty Inc *	1,900	285

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Estee Lauder Cos Inc/The, Cl A	7,908	$725
Flowers Foods Inc	5,525	128
Freshpet Inc *	1,700	231
General Mills Inc	19,092	1,380
Grocery Outlet Holding Corp *	4,500	85
Hershey Co/The	4,998	965
Hormel Foods Corp	10,456	340
Ingredion Inc	2,200	296
J M Smucker Co/The	3,811	437
Kellanova	8,903	718
Kenvue Inc	65,412	1,436
Keurig Dr Pepper Inc	36,700	1,344
Kimberly-Clark Corp	11,418	1,652
Kraft Heinz Co/The	30,702	1,088
Kroger Co/The	22,646	1,205
Lamb Weston Holdings Inc	4,762	295
Maplebear Inc *	6,300	226
McCormick & Co Inc/MD	8,586	687
Molson Coors Beverage Co, Cl B	6,262	338
Mondelez International Inc, Cl A	45,806	3,289
Monster Beverage Corp *	25,874	1,219
PepsiCo Inc	47,152	8,152
Performance Food Group Co *	5,200	388
Philip Morris International Inc	53,268	6,567
Pilgrim's Pride Corp *	500	23
Post Holdings Inc *	1,800	208
Procter & Gamble Co/The	80,854	13,870
Reynolds Consumer Products Inc	2,000	63
Seaboard Corp	16	50
Spectrum Brands Holdings Inc	1,218	115
Sysco Corp	17,048	1,329
Target Corp	15,875	2,439
Tyson Foods Inc, Cl A	9,165	589
US Foods Holding Corp *	7,300	432
Walgreens Boots Alliance Inc	27,225	252
Walmart Inc	148,737	11,487

		102,767
Energy — 3.5%
Antero Midstream Corp	13,500	201
Antero Resources Corp *	11,200	302
APA Corp	11,159	318
Baker Hughes Co, Cl A	34,140	1,201
Cheniere Energy Inc	7,900	1,464
Chesapeake Energy Corp	4,500	335
Chevron Corp	59,067	8,739
Chord Energy Corp	2,300	341
Civitas Resources Inc	3,700	227
ConocoPhillips	40,455	4,603
Coterra Energy Inc, Cl A	25,281	615
Devon Energy Corp	21,127	946
Diamondback Energy Inc	6,017	1,174
DT Midstream Inc	3,282	258
EOG Resources Inc	19,690	2,537

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
EQT Corp	13,519	$453
Exxon Mobil Corp	153,793	18,138
Halliburton Co	29,636	921
Hess Corp	9,512	1,313
HF Sinclair Corp	5,726	281
Kinder Morgan Inc	65,622	1,416
Marathon Oil Corp	19,476	558
Marathon Petroleum Corp	12,019	2,129
Matador Resources Co	4,300	244
New Fortress Energy Inc, Cl A	1,500	19
NOV Inc	14,580	259
Occidental Petroleum Corp	21,619	1,232
ONEOK Inc	19,858	1,834
Ovintiv Inc	9,900	424
Permian Resources Corp, Cl A	23,100	329
Phillips 66	14,488	2,033
Range Resources Corp	9,300	278
Schlumberger NV	48,955	2,154
Southwestern Energy Co *	37,000	236
Targa Resources Corp	7,700	1,131
TechnipFMC PLC	15,400	413
Texas Pacific Land Corp	668	580
Valero Energy Corp	11,136	1,634
Viper Energy Inc, Cl A	3,400	162
Weatherford International PLC	2,600	273
Williams Cos Inc/The	41,496	1,899

		63,604
Financials — 13.5%
Affiliated Managers Group Inc	1,120	195
Affirm Holdings Inc, Cl A *	8,900	392
Aflac Inc	19,612	2,164
AGNC Investment Corp ‡	26,859	274
Allstate Corp/The	8,925	1,686
Ally Financial Inc	9,300	402
American Express Co	19,572	5,062
American Financial Group Inc/OH	2,214	296
American International Group Inc	23,023	1,774
Ameriprise Financial Inc	3,380	1,519
Annaly Capital Management Inc ‡	15,802	319
Aon PLC, Cl A	6,721	2,310
Apollo Global Management Inc	17,819	2,062
Arch Capital Group Ltd *	12,300	1,391
Ares Management Corp, Cl A	6,000	878
Arthur J Gallagher & Co	7,387	2,161
Assurant Inc	1,793	352
Assured Guaranty Ltd	1,700	136
Axis Capital Holdings Ltd	2,500	200
Bank of America Corp	232,563	9,477
Bank of New York Mellon Corp/The	25,509	1,740
Bank OZK	3,900	169
Berkshire Hathaway Inc, Cl B *	62,700	29,840
BlackRock Inc, Cl A	5,085	4,586
Blackstone Inc	24,500	3,488

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Block Inc, Cl A *	19,000	$1,256
Blue Owl Capital Inc, Cl A	18,000	318
BOK Financial Corp	1,075	113
Brighthouse Financial Inc *	2,528	116
Brown & Brown Inc	8,148	857
Capital One Financial Corp	12,925	1,899
Carlyle Group Inc/The	8,300	333
Cboe Global Markets Inc	3,600	739
Charles Schwab Corp/The	51,040	3,323
Chubb Ltd	13,891	3,948
Cincinnati Financial Corp	5,186	711
Citigroup Inc	66,104	4,141
Citizens Financial Group Inc	15,000	646
CME Group Inc, Cl A	12,470	2,690
CNA Financial Corp	700	36
Coinbase Global Inc, Cl A *	6,700	1,229
Columbia Banking System Inc	6,732	169
Comerica Inc	5,053	289
Commerce Bancshares Inc/MO	4,461	285
Corebridge Financial Inc	9,000	266
Corpay Inc *	2,400	757
Credit Acceptance Corp *	200	93
Cullen/Frost Bankers Inc	2,268	255
Discover Financial Services	8,589	1,191
East West Bancorp Inc	4,700	395
Equitable Holdings Inc	11,100	472
Euronet Worldwide Inc *	1,400	151
Evercore Inc, Cl A	1,200	295
Everest Group Ltd	1,500	588
FactSet Research Systems Inc	1,325	560
Fidelity National Financial Inc	8,352	492
Fidelity National Information Services Inc	19,048	1,570
Fifth Third Bancorp	22,782	973
First American Financial Corp	3,800	242
First Citizens BancShares Inc/NC, Cl A	400	812
First Hawaiian Inc	4,800	117
First Horizon Corp	19,156	318
Fiserv Inc *	19,974	3,487
FNB Corp/PA	11,200	168
Franklin Resources Inc	8,749	177
Global Payments Inc	8,852	983
Globe Life Inc	3,087	324
Goldman Sachs Group Inc/The	10,875	5,549
Hanover Insurance Group Inc/The	1,093	161
Hartford Financial Services Group Inc/The	10,410	1,209
Houlihan Lokey Inc, Cl A	1,700	266
Huntington Bancshares Inc/OH	49,582	742
Interactive Brokers Group Inc, Cl A	3,300	425
Intercontinental Exchange Inc	19,500	3,150
Invesco Ltd	12,000	205
Jack Henry & Associates Inc	2,400	415
Janus Henderson Group PLC	5,400	203
Jefferies Financial Group Inc	5,706	342

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
JPMorgan Chase & Co	98,270	$22,091
Kemper Corp	2,400	150
KeyCorp	29,851	509
Kinsale Capital Group Inc	700	344
KKR & Co Inc	23,100	2,859
Lazard Inc, Cl A	3,800	190
Lincoln National Corp	6,388	205
Loews Corp	6,136	503
LPL Financial Holdings Inc	2,600	583
M&T Bank Corp	5,657	974
Markel Group Inc *	437	699
MarketAxess Holdings Inc	1,300	315
Marsh & McLennan Cos Inc	16,965	3,860
Mastercard Inc, Cl A	28,300	13,679
MetLife Inc	20,209	1,566
MGIC Investment Corp	10,600	270
Moody's Corp	5,427	2,647
Morgan Stanley	40,014	4,146
Morningstar Inc	1,000	314
MSCI Inc, Cl A	2,600	1,510
Nasdaq Inc	12,930	932
Northern Trust Corp	6,905	630
NU Holdings Ltd/Cayman Islands, Cl A *	108,000	1,617
Old Republic International Corp	9,290	333
OneMain Holdings Inc, Cl A	4,600	227
PayPal Holdings Inc *	35,811	2,594
Pinnacle Financial Partners Inc	2,600	259
PNC Financial Services Group Inc/The	13,722	2,540
Popular Inc	2,453	251
Primerica Inc	1,200	316
Principal Financial Group Inc	7,908	644
Progressive Corp/The	20,180	5,089
Prosperity Bancshares Inc	3,300	243
Prudential Financial Inc	12,163	1,474
Raymond James Financial Inc	6,531	781
Regions Financial Corp	30,187	707
Reinsurance Group of America Inc, Cl A	2,199	485
RenaissanceRe Holdings Ltd	1,700	433
Rithm Capital Corp ‡	15,500	185
RLI Corp	1,400	216
Robinhood Markets Inc, Cl A *	22,600	455
Rocket Cos Inc, Cl A *	4,300	84
Ryan Specialty Holdings Inc, Cl A	3,800	246
S&P Global Inc	10,776	5,531
SEI Investments Co †	3,442	233
Shift4 Payments Inc, Cl A *	2,400	199
SLM Corp	8,731	193
SoFi Technologies Inc *	32,100	256
Starwood Property Trust Inc ‡	10,000	208
State Street Corp	9,979	869
Stifel Financial Corp	3,700	326
Synchrony Financial	13,618	684
Synovus Financial Corp	5,696	263

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
T Rowe Price Group Inc	7,530	$798
TFS Financial Corp	2,500	34
Toast Inc, Cl A *	15,000	373
TPG Inc, Cl A	2,700	136
Tradeweb Markets Inc, Cl A	3,900	461
Travelers Cos Inc/The	7,775	1,773
Truist Financial Corp	45,563	2,026
Unum Group	6,205	344
US Bancorp	53,397	2,522
UWM Holdings Corp	2,300	22
Virtu Financial Inc, Cl A	2,700	83
Visa Inc, Cl A	54,000	14,924
Voya Financial Inc	3,300	234
W R Berkley Corp	11,071	661
Webster Financial Corp	5,746	273
Wells Fargo & Co	120,066	7,020
Western Alliance Bancorp	3,600	294
Western Union Co/The	11,528	141
WEX Inc *	1,500	287
White Mountains Insurance Group Ltd	79	146
Willis Towers Watson PLC	3,562	1,040
Wintrust Financial Corp	2,400	261
XP Inc, Cl A	12,400	228
Zions Bancorp NA	5,602	278

		244,600
Health Care — 11.8%
10X Genomics Inc, Cl A *	4,400	103
Abbott Laboratories	59,237	6,710
AbbVie Inc	60,701	11,916
Acadia Healthcare Co Inc *	3,500	287
Agilent Technologies Inc	9,964	1,424
Align Technology Inc *	2,600	617
Alnylam Pharmaceuticals Inc *	4,400	1,156
Amedisys Inc *	1,200	118
Amgen Inc	18,358	6,128
Apellis Pharmaceuticals Inc *	4,200	163
Avantor Inc *	21,900	566
Azenta Inc *	1,800	89
Baxter International Inc	17,415	661
Becton Dickinson & Co	9,870	2,393
Biogen Inc *	5,100	1,044
BioMarin Pharmaceutical Inc *	6,400	584
Bio-Rad Laboratories Inc, Cl A *	700	236
Bio-Techne Corp	5,264	389
Boston Scientific Corp *	50,639	4,142
Bristol-Myers Squibb Co	69,419	3,467
Bruker Corp	3,500	235
Cardinal Health Inc	8,329	939
Catalent Inc *	6,300	384
Cencora Inc	5,724	1,371
Centene Corp *	18,058	1,424
Certara Inc *	5,700	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles River Laboratories International Inc *	1,743	$345
Chemed Corp	500	293
Cigna Group/The	9,602	3,474
Cooper Cos Inc/The	6,716	710
CVS Health Corp	43,299	2,478
Danaher Corp	22,702	6,114
DaVita Inc *	1,885	285
DENTSPLY SIRONA Inc	7,066	179
Dexcom Inc *	13,500	936
Doximity Inc, Cl A *	3,700	136
Edwards Lifesciences Corp *	20,484	1,433
Elanco Animal Health Inc *	16,637	257
Elevance Health Inc	8,031	4,472
Eli Lilly & Co	29,171	28,005
Encompass Health Corp	3,400	316
Enovis Corp *	2,166	101
Envista Holdings Corp *	4,500	82
Exact Sciences Corp *	6,600	407
Exelixis Inc *	10,500	273
Fortrea Holdings Inc *	3,890	90
GE HealthCare Technologies Inc	14,556	1,235
Gilead Sciences Inc	42,934	3,392
Globus Medical Inc, Cl A *	4,000	291
GRAIL Inc *	1,017	14
HCA Healthcare Inc	6,600	2,611
Henry Schein Inc *	4,568	322
Hologic Inc *	7,900	642
Humana Inc	4,075	1,444
IDEXX Laboratories Inc *	2,804	1,350
Illumina Inc *	5,205	684
Incyte Corp *	5,900	387
Inspire Medical Systems Inc *	1,200	216
Insulet Corp *	2,300	466
Intra-Cellular Therapies Inc *	3,800	278
Intuitive Surgical Inc *	12,115	5,968
Ionis Pharmaceuticals Inc *	4,900	234
IQVIA Holdings Inc *	6,113	1,538
Jazz Pharmaceuticals PLC *	2,300	267
Johnson & Johnson	82,700	13,717
Labcorp Holdings Inc	2,890	664
Masimo Corp *	1,700	200
McKesson Corp	4,470	2,508
Medpace Holdings Inc *	900	320
Medtronic PLC	45,526	4,033
Merck & Co Inc	86,943	10,298
Mettler-Toledo International Inc *	749	1,078
Moderna Inc *	11,400	882
Molina Healthcare Inc *	2,000	700
Natera Inc *	3,800	449
Neurocrine Biosciences Inc *	3,200	407
Organon & Co	9,754	218
Penumbra Inc *	1,400	283

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Perrigo Co PLC	7,800	$227
Pfizer Inc	194,222	5,634
Premier Inc, Cl A	4,400	90
QIAGEN NV	7,517	344
Quest Diagnostics Inc	3,744	588
QuidelOrtho Corp *	1,900	80
R1 RCM Inc *	6,500	92
Regeneron Pharmaceuticals Inc *	3,542	4,196
Repligen Corp *	1,900	287
ResMed Inc	5,012	1,228
Revvity Inc	4,134	507
Roivant Sciences Ltd *	10,300	126
Royalty Pharma PLC, Cl A	13,200	383
Sarepta Therapeutics Inc *	3,100	421
Solventum Corp *	4,715	302
Sotera Health Co *	4,500	69
STERIS PLC	3,400	820
Stryker Corp	12,504	4,507
Teleflex Inc	1,640	402
Tenet Healthcare Corp *	3,500	580
Thermo Fisher Scientific Inc	13,125	8,073
Ultragenyx Pharmaceutical Inc *	3,500	199
United Therapeutics Corp *	1,400	509
UnitedHealth Group Inc	31,520	18,603
Universal Health Services Inc, Cl B	1,976	470
Veeva Systems Inc, Cl A *	5,200	1,126
Vertex Pharmaceuticals Inc *	8,900	4,413
Viatris Inc	40,322	487
Viking Therapeutics Inc *	3,900	250
Waters Corp *	1,973	683
West Pharmaceutical Services Inc	2,600	815
Zimmer Biomet Holdings Inc	6,925	800
Zoetis Inc, Cl A	15,744	2,889

		214,298
Industrials — 9.1%
3M Co	18,862	2,541
A O Smith Corp	3,800	318
AAON Inc	2,500	239
Acuity Brands Inc	1,200	306
Advanced Drainage Systems Inc	2,300	361
AECOM	4,316	432
AGCO Corp	2,400	218
Air Lease Corp, Cl A	4,100	190
Alaska Air Group Inc *	4,900	177
Allegion plc	2,766	384
Allison Transmission Holdings Inc	3,000	278
American Airlines Group Inc *	24,600	261
AMETEK Inc	7,928	1,356
API Group Corp *	8,400	299
Armstrong World Industries Inc	1,700	215
Automatic Data Processing Inc	14,092	3,888
Avis Budget Group Inc	700	57
Axon Enterprise Inc *	2,500	912

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AZEK Co Inc/The, Cl A *	4,800	$205
Boeing Co/The *	19,993	3,474
Booz Allen Hamilton Holding Corp, Cl A	4,500	714
Broadridge Financial Solutions Inc	4,073	867
Builders FirstSource Inc *	4,100	713
BWX Technologies Inc	3,150	324
CACI International Inc, Cl A *	736	359
Carlisle Cos Inc	1,666	706
Carrier Global Corp	28,678	2,087
Caterpillar Inc	16,747	5,964
CH Robinson Worldwide Inc	4,048	419
Cintas Corp	2,957	2,381
Clarivate PLC *	17,400	119
Clean Harbors Inc *	1,800	443
CNH Industrial NV	29,600	306
Comfort Systems USA Inc	1,300	460
Concentrix Corp	1,600	120
Copart Inc *	29,744	1,575
Core & Main Inc, Cl A *	5,600	269
Crane Co	1,800	285
CSX Corp	66,888	2,292
Cummins Inc	4,648	1,454
Curtiss-Wright Corp	1,300	411
Dayforce Inc *	5,000	286
Deere & Co	8,719	3,363
Delta Air Lines Inc	22,000	935
Donaldson Co Inc	4,044	294
Dover Corp	4,857	904
Dun & Bradstreet Holdings Inc	8,900	107
Eaton Corp PLC	13,716	4,210
EMCOR Group Inc	1,500	590
Emerson Electric Co	19,610	2,067
Equifax Inc	4,156	1,276
Esab Corp	2,166	227
Expeditors International of Washington Inc	4,648	574
Fastenal Co	19,348	1,321
FedEx Corp	7,844	2,344
Ferguson Enterprises Inc	6,900	1,419
Flowserve Corp	5,200	259
Fortive Corp	12,053	897
Fortune Brands Innovations Inc	4,220	335
FTI Consulting Inc *	1,100	251
Gates Industrial Corp PLC *	4,900	89
GE Vernova Inc *	9,242	1,858
Generac Holdings Inc *	2,000	313
General Dynamics Corp	9,472	2,836
General Electric Co	37,270	6,508
Genpact Ltd	6,800	267
Graco Inc	5,672	473
GXO Logistics Inc *	3,900	195
Hayward Holdings Inc *	5,500	82
HEICO Corp	1,410	362
HEICO Corp, Cl A	2,621	524

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hexcel Corp	3,300	$209
Honeywell International Inc	22,490	4,676
Howmet Aerospace Inc	13,767	1,331
Hubbell Inc, Cl B	1,892	757
Huntington Ingalls Industries Inc	1,337	378
IDEX Corp	2,593	535
Illinois Tool Works Inc	10,180	2,577
Ingersoll Rand Inc	13,665	1,250
ITT Inc	2,751	383
Jacobs Solutions Inc	4,284	646
JB Hunt Transport Services Inc	3,052	529
Johnson Controls International plc	23,166	1,688
KBR Inc	4,100	284
Kirby Corp *	2,000	240
Knight-Swift Transportation Holdings Inc, Cl A	5,300	278
L3Harris Technologies Inc	6,434	1,523
Landstar System Inc	1,365	249
Leidos Holdings Inc	4,573	725
Lennox International Inc	1,020	602
Lincoln Electric Holdings Inc	1,700	329
Lockheed Martin Corp	7,373	4,189
Lyft Inc, Cl A *	14,900	174
ManpowerGroup Inc	1,484	110
Masco Corp	7,479	595
MasTec Inc *	2,100	238
MDU Resources Group Inc	6,821	175
Middleby Corp/The *	1,800	253
MSA Safety Inc	1,200	219
MSC Industrial Direct Co Inc, Cl A	1,820	150
Nordson Corp	1,900	487
Norfolk Southern Corp	7,695	1,971
Northrop Grumman Corp	4,778	2,500
nVent Electric PLC	5,273	358
Old Dominion Freight Line Inc	6,700	1,292
Oshkosh Corp	2,259	244
Otis Worldwide Corp	13,739	1,301
Owens Corning	2,900	489
PACCAR Inc	17,544	1,687
Parker-Hannifin Corp	4,404	2,643
Parsons Corp *	1,700	162
Paychex Inc	10,907	1,431
Paycom Software Inc	1,900	309
Paycor HCM Inc *	1,700	24
Paylocity Holding Corp *	1,700	274
Pentair PLC	5,573	494
Quanta Services Inc	4,967	1,367
RB Global Inc	6,210	535
RBC Bearings Inc *	900	268
Regal Rexnord Corp	2,276	382
Republic Services Inc, Cl A	6,942	1,445
Robert Half Inc	4,076	255
Rockwell Automation Inc	3,904	1,062

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rollins Inc	10,037	$504
RTX Corp	45,562	5,620
Ryder System Inc	1,706	248
Saia Inc *	1,000	376
Schneider National Inc, Cl B	3,000	81
Science Applications International Corp	1,700	222
Sensata Technologies Holding PLC	5,100	197
Simpson Manufacturing Co Inc	1,600	293
SiteOne Landscape Supply Inc *	1,500	213
Snap-on Inc	1,691	480
Southwest Airlines Co	20,320	588
Spirit AeroSystems Holdings Inc, Cl A *	4,400	155
SS&C Technologies Holdings Inc	7,300	548
Stanley Black & Decker Inc	5,593	572
Stericycle Inc *	3,626	215
Tetra Tech Inc	1,700	404
Textron Inc	6,222	567
Timken Co/The	2,169	183
Toro Co/The	3,540	328
Trane Technologies PLC	7,800	2,821
TransDigm Group Inc	1,893	2,599
TransUnion	6,300	610
Trex Co Inc *	3,700	236
Uber Technologies Inc *	68,800	5,031
U-Haul Holding Co *	400	28
U-Haul Holding Co, Cl B	3,600	246
Union Pacific Corp	21,032	5,386
United Airlines Holdings Inc *	10,600	467
United Parcel Service Inc, Cl B	25,141	3,232
United Rentals Inc	2,300	1,705
Valmont Industries Inc	600	171
Veralto Corp	8,467	952
Verisk Analytics Inc, Cl A	4,800	1,310
Vertiv Holdings Co, Cl A	12,500	1,038
Vestis Corp	5,150	72
Waste Management Inc	13,794	2,925
Watsco Inc	1,200	570
WESCO International Inc	1,500	248
Westinghouse Air Brake Technologies Corp	6,137	1,041
WillScot Holdings Corp, Cl A *	6,700	258
Woodward Inc	1,900	317
WW Grainger Inc	1,487	1,465
XPO Inc *	3,600	413
Xylem Inc/NY	8,102	1,114

		165,866
Information Technology — 29.0%
Accenture PLC, Cl A	21,500	7,352
Adobe Inc *	15,302	8,790
Advanced Micro Devices Inc *	55,113	8,188
Akamai Technologies Inc *	4,818	491
Allegro MicroSystems Inc *	2,100	51
Amdocs Ltd	4,200	365
Amkor Technology Inc	4,100	135

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amphenol Corp, Cl A	40,536	$2,734
Analog Devices Inc	17,003	3,993
ANSYS Inc *	2,900	932
Appfolio Inc, Cl A *	800	186
Apple Inc	498,363	114,125
Applied Materials Inc	28,455	5,613
AppLovin Corp, Cl A *	8,900	827
Arista Networks Inc *	8,900	3,145
Arrow Electronics Inc *	2,089	282
Aspen Technology Inc *	970	227
Astera Labs Inc *	800	34
Atlassian Corp, Cl A *	5,600	927
Autodesk Inc *	7,337	1,896
Avnet Inc	3,610	199
Bentley Systems Inc, Cl B	5,100	262
BILL Holdings Inc *	3,700	202
Broadcom Inc	155,880	25,380
Cadence Design Systems Inc *	9,363	2,518
CCC Intelligent Solutions Holdings Inc *	13,500	146
CDW Corp/DE	4,500	1,015
Ciena Corp *	4,300	248
Cirrus Logic Inc *	1,800	262
Cisco Systems Inc	138,927	7,021
Cloudflare Inc, Cl A *	10,200	838
Cognex Corp	5,800	234
Cognizant Technology Solutions Corp, Cl A	16,776	1,305
Coherent Corp *	4,183	326
Confluent Inc, Cl A *	7,800	165
Corning Inc	26,158	1,095
Crane NXT Co	2,100	123
Crowdstrike Holdings Inc, Cl A *	7,500	2,080
Datadog Inc, Cl A *	10,100	1,174
Dell Technologies Inc, Cl C	8,400	971
DocuSign Inc, Cl A *	7,200	426
Dolby Laboratories Inc, Cl A	1,943	139
DoubleVerify Holdings Inc *	4,800	95
Dropbox Inc, Cl A *	8,300	209
DXC Technology Co *	6,636	137
Dynatrace Inc *	8,800	445
Elastic NV *	2,800	213
Enphase Energy Inc *	4,500	545
Entegris Inc	5,200	603
EPAM Systems Inc *	1,700	341
F5 Inc *	1,831	372
Fair Isaac Corp *	800	1,384
First Solar Inc *	3,600	819
Five9 Inc *	2,200	71
Fortinet Inc *	21,400	1,642
Gartner Inc *	2,610	1,284
Gen Digital Inc	19,148	507
Gitlab Inc, Cl A *	3,600	171
GLOBALFOUNDRIES Inc *	2,700	126
Globant SA *	1,400	283

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GoDaddy Inc, Cl A *	4,800	$804
Guidewire Software Inc *	2,800	417
HashiCorp Inc, Cl A *	3,900	132
Hewlett Packard Enterprise Co	43,470	842
HP Inc	33,070	1,196
HubSpot Inc *	1,700	848
Informatica Inc, Cl A *	1,700	42
Intel Corp	147,258	3,246
International Business Machines Corp	31,401	6,347
Intuit Inc	9,352	5,894
IPG Photonics Corp *	800	55
Jabil Inc	3,974	434
Juniper Networks Inc	10,625	413
Keysight Technologies Inc *	6,032	930
KLA Corp	4,649	3,810
Kyndryl Holdings Inc *	9,059	215
Lam Research Corp	4,452	3,655
Lattice Semiconductor Corp *	5,200	246
Littelfuse Inc	800	218
Lumentum Holdings Inc *	2,700	156
MACOM Technology Solutions Holdings Inc *	2,000	218
Manhattan Associates Inc *	2,000	529
Marvell Technology Inc	29,338	2,237
Microchip Technology Inc	18,030	1,481
Micron Technology Inc	38,116	3,668
Microsoft Corp	254,916	106,336
MicroStrategy Inc, Cl A *	5,000	662
MKS Instruments Inc	2,300	274
MongoDB Inc, Cl A *	2,400	698
Monolithic Power Systems Inc	1,602	1,497
Motorola Solutions Inc	5,614	2,482
nCino Inc *	2,900	87
NetApp Inc	7,055	852
Nutanix Inc, Cl A *	7,800	493
NVIDIA Corp	815,240	97,315
Okta Inc, Cl A *	5,000	394
ON Semiconductor Corp *	14,500	1,129
Onto Innovation Inc *	1,800	384
Oracle Corp	53,820	7,604
Palantir Technologies Inc, Cl A *	68,800	2,166
Palo Alto Networks Inc *	10,562	3,831
Pegasystems Inc	1,500	106
Procore Technologies Inc *	3,100	184
PTC Inc *	3,900	698
Pure Storage Inc, Cl A *	9,900	508
Qorvo Inc *	3,500	406
QUALCOMM Inc	38,259	6,707
RingCentral Inc, Cl A *	3,100	103
Roper Technologies Inc	3,700	2,051
Salesforce Inc	32,118	8,123
SentinelOne Inc, Cl A *	7,700	181
ServiceNow Inc *	7,000	5,985
Skyworks Solutions Inc	5,500	603

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Smartsheet Inc, Cl A *	4,100	$200
Snowflake Inc, Cl A *	10,700	1,222
Super Micro Computer Inc *	1,700	744
Synopsys Inc *	5,282	2,744
TD SYNNEX Corp	2,500	304
Teledyne Technologies Inc *	1,667	721
Teradata Corp *	2,989	84
Teradyne Inc	5,363	733
Texas Instruments Inc	31,208	6,689
Trimble Inc *	8,228	466
Twilio Inc, Cl A *	5,900	370
Tyler Technologies Inc *	1,400	823
Ubiquiti Inc	300	58
UiPath Inc, Cl A *	15,800	203
Unity Software Inc *	12,200	200
Universal Display Corp	1,600	310
VeriSign Inc *	2,785	512
Vontier Corp	5,901	207
Western Digital Corp *	11,596	761
Wolfspeed Inc *	5,000	49
Workday Inc, Cl A *	7,200	1,895
Zebra Technologies Corp, Cl A *	1,725	596
Zoom Video Communications Inc, Cl A *	8,500	587
Zscaler Inc *	3,300	660

		526,699
Materials — 2.4%
Air Products and Chemicals Inc	7,594	2,118
Albemarle Corp	3,973	359
Alcoa Corp	7,100	228
Amcor PLC	48,600	556
AptarGroup Inc	2,200	337
Ardagh Metal Packaging SA	3,000	11
Ashland Inc	1,676	150
ATI Inc *	4,500	287
Avery Dennison Corp	2,710	601
Axalta Coating Systems Ltd *	7,400	270
Ball Corp	10,600	676
Berry Global Group Inc	3,900	269
Celanese Corp, Cl A	3,883	507
CF Industries Holdings Inc	6,030	501
Chemours Co/The	4,300	84
Cleveland-Cliffs Inc *	14,100	184
Corteva Inc	23,876	1,368
CRH PLC	23,400	2,124
Crown Holdings Inc	3,951	357
Dow Inc	23,776	1,274
DuPont de Nemours Inc	14,109	1,189
Eagle Materials Inc	1,200	309
Eastman Chemical Co	3,928	402
Ecolab Inc	8,555	2,166
Element Solutions Inc	8,900	238
FMC Corp	4,420	285
Freeport-McMoRan Inc, Cl B	49,724	2,202

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Graphic Packaging Holding Co	10,300	$308
Huntsman Corp	6,029	133
International Flavors & Fragrances Inc	8,752	910
International Paper Co	11,855	574
Linde PLC	16,500	7,891
Louisiana-Pacific Corp	2,200	214
LyondellBasell Industries NV, Cl A	8,660	855
Martin Marietta Materials Inc	2,063	1,102
Mosaic Co/The	10,878	311
MP Materials Corp *	5,300	68
NewMarket Corp	200	115
Newmont Corp	39,433	2,105
Nucor Corp	8,090	1,229
Olin Corp	4,000	175
Packaging Corp of America	2,999	628
PPG Industries Inc	7,965	1,033
Reliance Inc	1,900	545
Royal Gold Inc	2,200	308
RPM International Inc	4,069	473
Scotts Miracle-Gro Co/The, Cl A	1,606	114
Sealed Air Corp	4,868	170
Sherwin-Williams Co/The	8,011	2,959
Silgan Holdings Inc	2,308	121
Smurfit WestRock PLC	8,145	386
Sonoco Products Co	3,246	184
Southern Copper Corp	2,922	297
Steel Dynamics Inc	5,100	610
United States Steel Corp	7,600	288
Vulcan Materials Co	4,557	1,117
Westlake Corp	1,300	189

		44,464
Real Estate — 2.5%
Agree Realty Corp ‡	3,800	277
Alexandria Real Estate Equities Inc ‡	6,000	717
American Homes 4 Rent, Cl A ‡	10,700	426
American Tower Corp, Cl A ‡	16,112	3,610
Americold Realty Trust Inc ‡	9,600	278
AvalonBay Communities Inc ‡	4,941	1,115
Brixmor Property Group Inc ‡	10,100	277
BXP Inc ‡	5,584	420
Camden Property Trust ‡	3,247	407
CBRE Group Inc, Cl A *	10,417	1,199
CoStar Group Inc *	13,900	1,074
Cousins Properties Inc ‡	4,300	123
Crown Castle Inc ‡	14,796	1,657
CubeSmart ‡	7,000	363
Digital Realty Trust Inc ‡	10,996	1,667
EastGroup Properties Inc ‡	1,600	298
EPR Properties ‡	2,800	133
Equinix Inc ‡	3,263	2,722
Equity LifeStyle Properties Inc ‡	6,400	465
Equity Residential ‡	12,577	942
Essex Property Trust Inc ‡	2,163	653

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	7,098	$1,256
Federal Realty Investment Trust ‡	3,096	356
First Industrial Realty Trust Inc ‡	4,600	261
Gaming and Leisure Properties Inc ‡	8,835	460
Healthcare Realty Trust Inc, Cl A ‡	12,800	228
Healthpeak Properties Inc ‡	22,874	510
Highwoods Properties Inc ‡	3,900	126
Host Hotels & Resorts Inc ‡	22,240	394
Howard Hughes Holdings Inc *	1,073	81
Invitation Homes Inc ‡	21,200	781
Iron Mountain Inc ‡	10,103	1,144
Jones Lang LaSalle Inc *	1,500	383
Kilroy Realty Corp ‡	4,600	167
Kimco Realty Corp ‡	22,371	520
Lamar Advertising Co, Cl A ‡	2,940	370
Medical Properties Trust Inc ‡	17,800	80
Mid-America Apartment Communities Inc ‡	3,950	641
National Storage Affiliates Trust ‡	2,200	103
NNN REIT Inc ‡	5,500	258
Omega Healthcare Investors Inc ‡	7,900	312
Park Hotels & Resorts Inc ‡	8,288	127
Prologis Inc ‡	31,603	4,039
Public Storage ‡	5,368	1,845
Rayonier Inc ‡	4,604	142
Realty Income Corp ‡	29,454	1,829
Regency Centers Corp ‡	5,858	426
Rexford Industrial Realty Inc ‡	7,800	397
SBA Communications Corp, Cl A ‡	3,732	846
Seaport Entertainment Group Inc *	119	4
Simon Property Group Inc ‡	10,981	1,838
STAG Industrial Inc ‡	6,100	248
Sun Communities Inc ‡	4,200	568
UDR Inc ‡	10,993	489
Ventas Inc ‡	13,792	857
VICI Properties Inc, Cl A ‡	35,000	1,172
Vornado Realty Trust ‡	7,036	242
Welltower Inc ‡	20,283	2,448
Weyerhaeuser Co ‡	25,246	770
WP Carey Inc ‡	6,900	414
Zillow Group Inc, Cl A *	2,143	114
Zillow Group Inc, Cl C *	5,386	298

		46,367
Utilities — 2.3%
AES Corp/The	24,124	413
Alliant Energy Corp	9,152	533
Ameren Corp	9,090	750
American Electric Power Co Inc	17,950	1,800
American Water Works Co Inc	6,500	930
Atmos Energy Corp	5,091	666
Avangrid Inc	3,094	110
Brookfield Renewable Corp, Cl A	5,000	142
CenterPoint Energy Inc	21,615	590
Clearway Energy Inc, Cl A	1,300	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Clearway Energy Inc, Cl C	3,500	$101
CMS Energy Corp	9,742	661
Consolidated Edison Inc	11,816	1,200
Constellation Energy Corp	10,792	2,123
Dominion Energy Inc	28,470	1,591
DTE Energy Co	7,364	921
Duke Energy Corp	26,416	3,010
Edison International	13,279	1,156
Entergy Corp	7,298	881
Essential Utilities Inc	8,546	333
Evergy Inc	8,049	476
Eversource Energy	12,126	819
Exelon Corp	34,176	1,302
FirstEnergy Corp	18,727	823
IDACORP Inc, Cl Rights	1,700	173
National Fuel Gas Co	2,889	173
NextEra Energy Inc	70,492	5,675
NiSource Inc	14,921	493
NRG Energy Inc	7,300	621
OGE Energy Corp	7,636	302
PG&E Corp	74,018	1,458
Pinnacle West Capital Corp	3,892	341
PPL Corp	25,526	815
Public Service Enterprise Group Inc	16,852	1,361
Sempra	21,546	1,771
Southern Co/The	37,503	3,240
UGI Corp	7,925	197
Vistra Corp	11,600	991
WEC Energy Group Inc	10,757	1,001
Xcel Energy Inc	18,981	1,162

		41,140
Total Common Stock
(Cost $333,980) ($ Thousands)		1,777,515

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	36,324,501	36,325
Total Cash Equivalent
(Cost $36,325) ($ Thousands)		36,325
Total Investments in Securities — 99.8%
(Cost $370,305) ($ Thousands)		$1,813,840

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	118	Sep-2024	$32,695	$33,400	$705
S&P Mid Cap 400 Index E-MINI	22	Sep-2024	6,684	6,816	132
			$39,379	$40,216	$837

Percentages are based on Net Assets of $1,818,246 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Investments Co	$233	$—	$—	$—	$—	$233	$2	$—
SEI Liquidity Fund, LP	1	—	—	(7)	6	—	1	—
SEI Daily Income Trust, Government Fund, Institutional Class	31,356	94,513	(89,544)	—	—	36,325	501	—
Totals	$31,590	$94,513	$(89,544)	$(7)	$6	$36,558	$504	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.9%

Communication Services — 8.6%
Alphabet Inc, Cl A	526,693	$86,051
Alphabet Inc, Cl C	438,186	72,349
AT&T Inc	642,579	12,787
Charter Communications Inc, Cl A *	8,796	3,057
Comcast Corp, Cl A	350,755	13,879
Electronic Arts Inc	21,811	3,311
Fox Corp	34,394	1,385
Interpublic Group of Cos Inc/The	33,624	1,097
Live Nation Entertainment Inc *	12,683	1,239
Match Group Inc *	23,553	877
Meta Platforms Inc, Cl A	196,496	102,435
Netflix Inc *	38,667	27,119
News Corp	11,200	330
News Corp, Cl A	33,678	954
Omnicom Group Inc	17,464	1,754
Paramount Global, Cl B	45,205	473
Take-Two Interactive Software Inc *	14,233	2,302
T-Mobile US Inc	46,181	9,177
Verizon Communications Inc	377,259	15,762
Walt Disney Co/The	163,380	14,766
Warner Bros Discovery Inc *	198,944	1,560

		372,664
Consumer Discretionary — 9.5%
Airbnb Inc, Cl A *	39,869	4,677
Amazon.com Inc *	821,130	146,572
Aptiv PLC *	24,273	1,736
AutoZone Inc *	1,588	5,052
Bath & Body Works Inc	21,149	651
Best Buy Co Inc	17,135	1,720
Booking Holdings Inc	3,037	11,872
BorgWarner Inc	21,127	720
Caesars Entertainment Inc *	20,566	774
CarMax Inc *	14,784	1,250
Carnival Corp, Cl A *	90,128	1,487
Chipotle Mexican Grill Inc, Cl A *	123,000	6,898
Darden Restaurants Inc	10,696	1,692
Deckers Outdoor Corp *	2,300	2,206
Domino's Pizza Inc	3,236	1,340
DR Horton Inc	26,549	5,011
eBay Inc	45,210	2,672
Etsy Inc *	11,238	619
Expedia Group Inc *	11,315	1,574
Ford Motor Co	350,887	3,926
Garmin Ltd	13,716	2,514
General Motors Co	102,121	5,084
Genuine Parts Co	12,411	1,778
Hasbro Inc	12,320	840
Hilton Worldwide Holdings Inc	22,395	4,919
Home Depot Inc/The	88,874	32,750
Las Vegas Sands Corp	34,020	1,326
Lennar Corp, Cl A	21,957	3,998

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LKQ Corp	25,126	$1,045
Lowe's Cos Inc	51,301	12,748
Lululemon Athletica Inc *	10,273	2,666
Marriott International Inc/MD, Cl A	21,607	5,071
McDonald's Corp	64,626	18,655
MGM Resorts International *	23,800	895
Mohawk Industries Inc *	4,700	729
NIKE Inc, Cl B	108,575	9,046
Norwegian Cruise Line Holdings Ltd *	40,024	716
NVR Inc *	282	2,587
O'Reilly Automotive Inc *	5,297	5,985
Pool Corp	3,421	1,203
PulteGroup Inc	18,754	2,469
Ralph Lauren Corp, Cl A	3,830	656
Ross Stores Inc	30,026	4,522
Royal Caribbean Cruises Ltd *	21,196	3,489
Starbucks Corp	101,522	9,601
Tapestry Inc	21,932	899
Tesla Inc *	248,748	53,259
TJX Cos Inc/The	101,473	11,900
Tractor Supply Co	9,659	2,584
Ulta Beauty Inc *	4,290	1,514
Wynn Resorts Ltd	8,932	687
Yum! Brands Inc	25,214	3,402

		411,986
Consumer Staples — 5.9%
Altria Group Inc	153,883	8,274
Archer-Daniels-Midland Co	44,167	2,694
Brown-Forman Corp, Cl B	16,548	754
Bunge Global SA	13,227	1,341
Campbell Soup Co	18,512	920
Church & Dwight Co Inc	21,875	2,229
Clorox Co/The	11,070	1,753
Coca-Cola Co/The	347,528	25,185
Colgate-Palmolive Co	73,463	7,824
Conagra Brands Inc	42,550	1,328
Constellation Brands Inc, Cl A	14,383	3,462
Costco Wholesale Corp	39,780	35,499
Dollar General Corp	19,648	1,630
Dollar Tree Inc *	18,486	1,562
Estee Lauder Cos Inc/The, Cl A	20,848	1,911
General Mills Inc	50,523	3,652
Hershey Co/The	13,193	2,547
Hormel Foods Corp	27,660	900
J M Smucker Co/The	9,958	1,142
Kellanova	23,535	1,897
Kenvue Inc	171,306	3,760
Keurig Dr Pepper Inc	93,357	3,418
Kimberly-Clark Corp	30,156	4,362
Kraft Heinz Co/The	70,515	2,498
Kroger Co/The	59,882	3,186
Lamb Weston Holdings Inc	13,691	848
McCormick & Co Inc/MD	22,473	1,799

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Molson Coors Beverage Co, Cl B	17,370	$938
Mondelez International Inc, Cl A	120,202	8,632
Monster Beverage Corp *	63,381	2,987
PepsiCo Inc	123,266	21,310
Philip Morris International Inc	139,363	17,182
Procter & Gamble Co/The	211,612	36,300
Sysco Corp	44,510	3,470
Target Corp	41,392	6,359
Tyson Foods Inc, Cl A	25,513	1,641
Walgreens Boots Alliance Inc	67,685	626
Walmart Inc	382,911	29,572

		255,392
Energy — 3.4%
APA Corp	33,891	966
Baker Hughes Co, Cl A	89,299	3,141
Chevron Corp	153,661	22,734
ConocoPhillips	104,765	11,921
Coterra Energy Inc, Cl A	66,348	1,614
Devon Energy Corp	56,446	2,528
Diamondback Energy Inc	15,943	3,111
EOG Resources Inc	51,512	6,636
EQT Corp	52,996	1,776
Exxon Mobil Corp	402,205	47,436
Halliburton Co	79,129	2,460
Hess Corp	24,722	3,413
Kinder Morgan Inc	172,726	3,726
Marathon Oil Corp	50,325	1,442
Marathon Petroleum Corp	31,889	5,648
Occidental Petroleum Corp	60,231	3,432
ONEOK Inc	52,252	4,826
Phillips 66	38,297	5,373
Schlumberger NV	129,399	5,692
Targa Resources Corp	19,803	2,909
Valero Energy Corp	29,311	4,301
Williams Cos Inc/The	110,013	5,035

		150,120
Financials — 13.0%
Aflac Inc	46,706	5,154
Allstate Corp/The	23,827	4,502
American Express Co	50,958	13,180
American International Group Inc	59,364	4,574
Ameriprise Financial Inc	8,858	3,981
Aon PLC, Cl A	19,495	6,701
Arch Capital Group Ltd *	33,428	3,780
Arthur J Gallagher & Co	19,785	5,788
Assurant Inc	4,631	909
Bank of America Corp	609,910	24,854
Bank of New York Mellon Corp/The	66,959	4,568
Berkshire Hathaway Inc, Cl B *	162,332	77,257
BlackRock Inc, Cl A	12,475	11,250
Blackstone Inc	64,026	9,115
Brown & Brown Inc	21,145	2,223

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Capital One Financial Corp	34,505	$5,070
Cboe Global Markets Inc	9,400	1,931
Charles Schwab Corp/The	133,756	8,708
Chubb Ltd	36,356	10,332
Cincinnati Financial Corp	14,005	1,919
Citigroup Inc	170,905	10,705
Citizens Financial Group Inc	40,560	1,746
CME Group Inc, Cl A	32,291	6,966
Corpay Inc *	6,319	1,994
Discover Financial Services	22,448	3,114
Everest Group Ltd	3,899	1,529
FactSet Research Systems Inc	3,351	1,417
Fidelity National Information Services Inc	49,759	4,103
Fifth Third Bancorp	61,133	2,610
Fiserv Inc *	52,439	9,156
Franklin Resources Inc	28,577	578
Global Payments Inc	22,795	2,530
Globe Life Inc	8,082	849
Goldman Sachs Group Inc/The	28,857	14,724
Hartford Financial Services Group Inc/The	26,488	3,075
Huntington Bancshares Inc/OH	129,388	1,937
Intercontinental Exchange Inc	51,419	8,307
Invesco Ltd	42,270	722
Jack Henry & Associates Inc	6,482	1,122
JPMorgan Chase & Co	257,454	57,876
KeyCorp	84,006	1,433
KKR & Co Inc	59,600	7,377
Loews Corp	16,157	1,324
M&T Bank Corp	14,923	2,568
MarketAxess Holdings Inc	3,542	859
Marsh & McLennan Cos Inc	44,181	10,052
Mastercard Inc, Cl A	73,641	35,594
MetLife Inc	53,426	4,139
Moody's Corp	14,053	6,854
Morgan Stanley	112,109	11,616
MSCI Inc, Cl A	7,117	4,132
Nasdaq Inc	37,006	2,667
Northern Trust Corp	18,287	1,668
PayPal Holdings Inc *	93,688	6,786
PNC Financial Services Group Inc/The	35,679	6,604
Principal Financial Group Inc	19,234	1,566
Progressive Corp/The	52,504	13,241
Prudential Financial Inc	32,094	3,889
Raymond James Financial Inc	16,649	1,991
Regions Financial Corp	81,778	1,915
S&P Global Inc	28,643	14,701
State Street Corp	26,880	2,341
Synchrony Financial	35,846	1,802
T Rowe Price Group Inc	19,953	2,116
Travelers Cos Inc/The	20,452	4,664
Truist Financial Corp	120,891	5,375
US Bancorp	139,729	6,599
Visa Inc, Cl A	141,180	39,018

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
W R Berkley Corp	26,975	$1,610
Wells Fargo & Co	312,530	18,274
Willis Towers Watson PLC	9,167	2,678

		566,309
Health Care — 11.9%
Abbott Laboratories	155,909	17,660
AbbVie Inc	158,268	31,070
Agilent Technologies Inc	26,259	3,753
Align Technology Inc *	6,220	1,475
Amgen Inc	48,050	16,041
Baxter International Inc	45,426	1,723
Becton Dickinson & Co	25,908	6,280
Biogen Inc *	12,988	2,659
Bio-Rad Laboratories Inc, Cl A *	1,922	648
Bio-Techne Corp	14,731	1,090
Boston Scientific Corp *	131,725	10,774
Bristol-Myers Squibb Co	181,558	9,069
Cardinal Health Inc	21,784	2,455
Catalent Inc *	16,074	980
Cencora Inc	14,899	3,569
Centene Corp *	47,751	3,764
Charles River Laboratories International Inc *	4,800	949
Cigna Group/The	25,462	9,212
Cooper Cos Inc/The	17,780	1,880
CVS Health Corp	112,396	6,434
Danaher Corp	59,064	15,907
DaVita Inc *	4,560	688
Dexcom Inc *	35,566	2,466
Edwards Lifesciences Corp *	53,879	3,769
Elevance Health Inc	20,817	11,593
Eli Lilly & Co	71,632	68,768
GE HealthCare Technologies Inc	37,981	3,222
Gilead Sciences Inc	111,608	8,817
HCA Healthcare Inc	17,378	6,875
Henry Schein Inc *	11,337	800
Hologic Inc *	20,829	1,692
Humana Inc	10,779	3,821
IDEXX Laboratories Inc *	7,423	3,573
Incyte Corp *	13,255	870
Insulet Corp *	6,278	1,273
Intuitive Surgical Inc *	31,789	15,660
IQVIA Holdings Inc *	16,263	4,091
Johnson & Johnson	215,720	35,779
Labcorp Holdings Inc	7,506	1,726
McKesson Corp	11,688	6,558
Medtronic PLC	118,973	10,539
Merck & Co Inc	227,068	26,896
Mettler-Toledo International Inc *	1,898	2,731
Moderna Inc *	29,825	2,308
Molina Healthcare Inc *	5,210	1,822
Pfizer Inc	507,863	14,733
Quest Diagnostics Inc	9,897	1,554

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Regeneron Pharmaceuticals Inc *	9,459	$11,206
ResMed Inc	13,110	3,212
Revvity Inc	11,009	1,349
Solventum Corp *	12,946	830
STERIS PLC	8,815	2,125
Stryker Corp	30,373	10,947
Teleflex Inc	4,164	1,021
Thermo Fisher Scientific Inc	34,266	21,076
UnitedHealth Group Inc	82,557	48,725
Universal Health Services Inc, Cl B	5,584	1,329
Vertex Pharmaceuticals Inc *	23,121	11,465
Viatris Inc	106,008	1,281
Waters Corp *	5,294	1,834
West Pharmaceutical Services Inc	6,500	2,039
Zimmer Biomet Holdings Inc	18,384	2,123
Zoetis Inc, Cl A	40,839	7,494

		518,072
Industrials — 8.3%
3M Co	49,587	6,679
A O Smith Corp	11,251	942
Allegion plc	7,799	1,083
American Airlines Group Inc *	61,548	654
AMETEK Inc	20,696	3,540
Automatic Data Processing Inc	36,693	10,124
Axon Enterprise Inc *	6,340	2,314
Boeing Co/The *	51,745	8,990
Broadridge Financial Solutions Inc	10,526	2,241
Builders FirstSource Inc *	10,909	1,898
Carrier Global Corp	75,752	5,513
Caterpillar Inc	43,812	15,601
CH Robinson Worldwide Inc	11,025	1,141
Cintas Corp	7,776	6,261
Copart Inc *	78,272	4,145
CSX Corp	175,015	5,998
Cummins Inc	12,278	3,841
Dayforce Inc *	14,911	852
Deere & Co	23,150	8,930
Delta Air Lines Inc	57,626	2,449
Dover Corp	12,280	2,284
Eaton Corp PLC	35,776	10,981
Emerson Electric Co	51,790	5,458
Equifax Inc	11,090	3,406
Expeditors International of Washington Inc	12,638	1,560
Fastenal Co	51,223	3,498
FedEx Corp	20,247	6,049
Fortive Corp	31,424	2,338
GE Vernova Inc *	24,706	4,966
Generac Holdings Inc *	5,427	850
General Dynamics Corp	20,560	6,155
General Electric Co	98,127	17,135
Honeywell International Inc	58,327	12,127
Howmet Aerospace Inc	34,651	3,349
Hubbell Inc, Cl B	4,836	1,934

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Huntington Ingalls Industries Inc	3,527	$997
IDEX Corp	6,766	1,397
Illinois Tool Works Inc	24,555	6,217
Ingersoll Rand Inc	36,133	3,304
Jacobs Solutions Inc	11,164	1,684
JB Hunt Transport Services Inc	7,260	1,257
Johnson Controls International plc	60,262	4,390
L3Harris Technologies Inc	17,013	4,026
Leidos Holdings Inc	12,039	1,908
Lockheed Martin Corp	19,183	10,898
Masco Corp	19,657	1,564
Nordson Corp	5,090	1,306
Norfolk Southern Corp	20,423	5,232
Northrop Grumman Corp	12,568	6,576
Old Dominion Freight Line Inc	15,940	3,073
Otis Worldwide Corp	36,186	3,426
PACCAR Inc	46,923	4,513
Parker-Hannifin Corp	11,623	6,976
Paychex Inc	28,689	3,764
Paycom Software Inc	4,272	695
Pentair PLC	14,756	1,309
Quanta Services Inc	13,127	3,612
Republic Services Inc, Cl A	18,431	3,838
Rockwell Automation Inc	10,224	2,781
Rollins Inc	25,058	1,257
RTX Corp	119,156	14,697
Snap-on Inc	4,650	1,319
Southwest Airlines Co	53,327	1,542
Stanley Black & Decker Inc	13,741	1,407
Textron Inc	16,969	1,548
Trane Technologies PLC	20,252	7,324
TransDigm Group Inc	5,007	6,876
Uber Technologies Inc *	187,300	13,697
Union Pacific Corp	54,693	14,006
United Airlines Holdings Inc *	29,247	1,288
United Parcel Service Inc, Cl B	65,315	8,396
United Rentals Inc	5,971	4,426
Veralto Corp	19,621	2,206
Verisk Analytics Inc, Cl A	12,801	3,492
Waste Management Inc	32,654	6,924
Westinghouse Air Brake Technologies Corp	15,761	2,673
WW Grainger Inc	3,878	3,820
Xylem Inc/NY	21,637	2,976

		359,903
Information Technology — 30.4%
Accenture PLC, Cl A	56,319	19,258
Adobe Inc *	40,153	23,064
Advanced Micro Devices Inc *	144,876	21,523
Akamai Technologies Inc *	13,589	1,384
Amphenol Corp, Cl A	107,598	7,258
Analog Devices Inc	44,413	10,430
ANSYS Inc *	7,798	2,506
Apple Inc	1,292,551	295,994

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Applied Materials Inc	74,497	$14,695
Arista Networks Inc *	22,744	8,037
Autodesk Inc *	19,269	4,979
Broadcom Inc	390,550	63,589
Cadence Design Systems Inc *	24,378	6,556
CDW Corp/DE	11,979	2,703
Cisco Systems Inc	362,893	18,341
Cognizant Technology Solutions Corp, Cl A	44,527	3,463
Corning Inc	68,936	2,885
Crowdstrike Holdings Inc, Cl A *	20,700	5,740
Enphase Energy Inc *	12,142	1,470
EPAM Systems Inc *	5,449	1,094
F5 Inc *	5,252	1,067
Fair Isaac Corp *	2,205	3,815
First Solar Inc *	9,531	2,167
Fortinet Inc *	56,708	4,350
Gartner Inc *	6,901	3,395
Gen Digital Inc	49,054	1,298
GoDaddy Inc, Cl A *	12,600	2,109
Hewlett Packard Enterprise Co	116,141	2,250
HP Inc	77,157	2,792
Intel Corp	381,365	8,405
International Business Machines Corp	82,361	16,648
Intuit Inc	25,109	15,825
Jabil Inc	10,769	1,177
Juniper Networks Inc	28,923	1,125
Keysight Technologies Inc *	15,600	2,404
KLA Corp	12,079	9,898
Lam Research Corp	11,759	9,654
Microchip Technology Inc	48,344	3,972
Micron Technology Inc	99,205	9,548
Microsoft Corp	666,490	278,020
Monolithic Power Systems Inc	4,357	4,072
Motorola Solutions Inc	14,924	6,597
NetApp Inc	18,465	2,229
NVIDIA Corp	2,205,780	263,304
NXP Semiconductors NV	23,129	5,929
ON Semiconductor Corp *	38,459	2,995
Oracle Corp	142,857	20,184
Palo Alto Networks Inc *	28,907	10,485
PTC Inc *	10,646	1,907
Qorvo Inc *	9,068	1,051
QUALCOMM Inc	100,222	17,569
Roper Technologies Inc	9,628	5,338
Salesforce Inc	87,031	22,010
Seagate Technology Holdings PLC	17,420	1,734
ServiceNow Inc *	18,380	15,715
Skyworks Solutions Inc	14,357	1,573
Super Micro Computer Inc *	4,500	1,970
Synopsys Inc *	13,616	7,075
TE Connectivity Ltd	27,403	4,209
Teledyne Technologies Inc *	4,183	1,810
Teradyne Inc	13,897	1,900

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Texas Instruments Inc	81,562	$17,482
Trimble Inc *	22,717	1,288
Tyler Technologies Inc *	3,765	2,213
VeriSign Inc *	7,704	1,417
Western Digital Corp *	29,168	1,913
Zebra Technologies Corp, Cl A *	4,606	1,591

		1,320,448
Materials — 2.2%
Air Products and Chemicals Inc	20,119	5,610
Albemarle Corp	11,096	1,001
Amcor PLC	128,811	1,474
Avery Dennison Corp	7,163	1,589
Ball Corp	27,661	1,765
Celanese Corp, Cl A	8,952	1,169
CF Industries Holdings Inc	17,067	1,418
Corteva Inc	62,337	3,572
Dow Inc	62,899	3,370
DuPont de Nemours Inc	37,392	3,150
Eastman Chemical Co	10,419	1,067
Ecolab Inc	22,724	5,753
FMC Corp	11,747	759
Freeport-McMoRan Inc, Cl B	129,959	5,755
International Flavors & Fragrances Inc	22,777	2,368
International Paper Co	30,975	1,500
Linde PLC	43,052	20,590
LyondellBasell Industries NV, Cl A	22,975	2,268
Martin Marietta Materials Inc	5,465	2,919
Mosaic Co/The	28,530	815
Newmont Corp	104,225	5,564
Nucor Corp	21,420	3,254
Packaging Corp of America	7,985	1,673
PPG Industries Inc	21,002	2,725
Sherwin-Williams Co/The	20,871	7,709
Smurfit WestRock PLC	46,391	2,200
Steel Dynamics Inc	13,219	1,580
Vulcan Materials Co	11,869	2,910

		95,527
Real Estate — 2.3%
Alexandria Real Estate Equities Inc ‡	14,054	1,680
American Tower Corp, Cl A ‡	41,854	9,378
AvalonBay Communities Inc ‡	12,696	2,866
BXP Inc ‡	12,836	966
Camden Property Trust ‡	9,523	1,192
CBRE Group Inc, Cl A *	26,996	3,108
CoStar Group Inc *	36,495	2,821
Crown Castle Inc ‡	38,893	4,357
Digital Realty Trust Inc ‡	28,999	4,397
Equinix Inc ‡	8,517	7,106
Equity Residential ‡	30,828	2,308
Essex Property Trust Inc ‡	5,706	1,722
Extra Space Storage Inc ‡	18,917	3,348
Federal Realty Investment Trust ‡	6,947	799

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Healthpeak Properties Inc ‡	62,700	$1,397
Host Hotels & Resorts Inc ‡	62,708	1,110
Invitation Homes Inc ‡	51,411	1,894
Iron Mountain Inc ‡	26,198	2,967
Kimco Realty Corp ‡	59,510	1,384
Mid-America Apartment Communities Inc ‡	10,428	1,693
Prologis Inc ‡	82,961	10,604
Public Storage ‡	14,242	4,895
Realty Income Corp ‡	77,999	4,845
Regency Centers Corp ‡	14,652	1,065
SBA Communications Corp, Cl A ‡	9,636	2,184
Simon Property Group Inc ‡	29,370	4,915
UDR Inc ‡	26,975	1,201
Ventas Inc ‡	36,188	2,248
VICI Properties Inc, Cl A ‡	93,268	3,123
Welltower Inc ‡	53,504	6,457
Weyerhaeuser Co ‡	65,098	1,985

		100,015
Utilities — 2.4%
AES Corp/The	63,279	1,084
Alliant Energy Corp	23,967	1,397
Ameren Corp	23,854	1,968
American Electric Power Co Inc	47,607	4,774
American Water Works Co Inc	17,437	2,496
Atmos Energy Corp	13,453	1,759
CenterPoint Energy Inc	57,086	1,558
CMS Energy Corp	26,675	1,810
Consolidated Edison Inc	30,894	3,138
Constellation Energy Corp	28,475	5,601
Dominion Energy Inc	75,024	4,194
DTE Energy Co	18,500	2,313
Duke Energy Corp	69,125	7,877
Edison International	34,353	2,990
Entergy Corp	19,036	2,297
Evergy Inc	20,486	1,211
Eversource Energy	31,510	2,128
Exelon Corp	89,605	3,413
FirstEnergy Corp	46,250	2,031
NextEra Energy Inc	184,176	14,828
NiSource Inc	39,991	1,322
NRG Energy Inc	18,585	1,580
PG&E Corp	191,168	3,766
Pinnacle West Capital Corp	10,695	936
PPL Corp	65,920	2,103
Public Service Enterprise Group Inc	44,713	3,611
Sempra	57,093	4,692
Southern Co/The	97,953	8,463
Vistra Corp	29,200	2,495
WEC Energy Group Inc	28,275	2,630

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	49,736	$3,045

		103,510
Total Common Stock
(Cost $1,352,437) ($ Thousands)		4,253,946

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	82,392,867	$82,393
Total Cash Equivalent
(Cost $82,393) ($ Thousands)		82,393
Total Investments in Securities — 99.8%
(Cost $1,434,830) ($ Thousands)		$4,336,339

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	320	Sep-2024	$88,765	$90,576	$1,811

Percentages are based on Net Assets of $4,346,597 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$50,967	$197,153	$(165,727)	$—	$—	$82,393	$1,059	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.9%

Communication Services — 4.2%
Advantage Solutions Inc *	18,900	$73
AMC Entertainment Holdings Inc, Cl A *	42,093	203
AMC Networks Inc, Cl A *	6,660	66
Anterix Inc *	1,400	50
AST SpaceMobile Inc, Cl A *	16,200	470
Atlanta Braves Holdings Inc, Cl A *	1,803	82
Atlanta Braves Holdings Inc, Cl C *	8,905	382
ATN International Inc	2,267	61
Bandwidth Inc, Cl A *	5,000	86
Boston Omaha Corp, Cl A *	4,300	61
Bumble Inc, Cl A *	18,100	121
Cable One Inc	900	317
Cardlytics Inc *	7,100	28
Cargurus Inc, Cl A *	15,000	435
Cars.com Inc *	10,800	193
Cinemark Holdings Inc *	16,640	456
Clear Channel Outdoor Holdings Inc, Cl A *	29,100	44
Cogent Communications Holdings Inc	7,004	490
Consolidated Communications Holdings Inc *	16,612	76
EchoStar Corp, Cl A *	19,989	371
Entravision Communications Corp, Cl A	14,200	30
Eventbrite Inc, Cl A *	16,900	54
EverQuote Inc, Cl A *	4,400	109
EW Scripps Co/The, Cl A *	13,896	27
Frontier Communications Parent Inc *	40,500	1,166
fuboTV Inc *	64,800	109
Gannett Co Inc *	32,687	173
GCI Liberty - Escrow *	23,647	—
Getty Images Holdings Inc *	16,500	63
Globalstar Inc *	146,200	183
Gogo Inc *	8,900	71
Gray Television Inc	19,500	99
Grindr Inc *	4,000	48
IAC Inc *	12,076	637
Ibotta Inc, Cl A *	1,300	74
IDT Corp, Cl B	2,500	96
iHeartMedia Inc, Cl A *	24,700	39
IMAX Corp *	7,000	148
Integral Ad Science Holding Corp *	7,600	88
Iridium Communications Inc	19,846	512
John Wiley & Sons Inc, Cl A	4,972	240
Liberty Broadband Corp, Cl A *	2,983	183
Liberty Broadband Corp, Cl C *	17,214	1,074
Liberty Global Ltd, Cl A *	27,500	532
Liberty Global PLC *	28,500	561
Liberty Latin America Ltd, Cl A *	8,300	79
Liberty Latin America Ltd, Cl C *	19,562	185
Liberty Media Corp-Liberty Formula One, Cl A *	4,108	290
Liberty Media Corp-Liberty Formula One, Cl C *	31,242	2,438

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media Corp-Liberty Live, Cl A *	3,509	$139
Liberty Media Corp-Liberty Live, Cl C *	7,699	311
Liberty Media Corp-Liberty SiriusXM *	25,122	599
Liberty Media Corp-Liberty SiriusXM, Cl A *	9,035	215
Lions Gate Entertainment Corp, Cl A *	14,516	113
Lions Gate Entertainment Corp, Cl B *	14,375	99
Lumen Technologies Inc *	149,700	786
Madison Square Garden Entertainment Corp, Cl A *	5,811	245
Madison Square Garden Sports Corp, Cl A *	2,979	623
Magnite Inc *	16,238	224
Marcus Corp/The	5,161	73
MediaAlpha Inc, Cl A *	3,537	63
National CineMedia Inc *	11,700	81
New York Times Co/The, Cl A	25,382	1,394
Nexstar Media Group Inc, Cl A	5,144	879
Nextdoor Holdings Inc *	29,000	72
Outbrain Inc *	5,800	30
Pinterest Inc, Cl A *	95,111	3,047
Playstudios Inc *	21,200	32
Playtika Holding Corp	11,625	88
PubMatic Inc, Cl A *	7,100	111
QuinStreet Inc *	6,186	118
Reservoir Media Inc *	4,100	32
ROBLOX Corp, Cl A *	82,000	3,607
Roku Inc, Cl A *	20,048	1,359
Scholastic Corp	4,367	139
Shenandoah Telecommunications Co	5,704	86
Shutterstock Inc	2,997	108
Sinclair Inc	4,111	57
Sirius XM Holdings Inc	102,481	337
Sphere Entertainment Co *	4,611	215
Spok Holdings Inc	1,500	22
Spotify Technology SA *	23,403	8,024
Stagwell Inc, Cl A *	13,400	96
TechTarget Inc *	4,200	112
TEGNA Inc	30,000	416
Telephone and Data Systems Inc	17,455	412
Thryv Holdings Inc *	6,500	118
TKO Group Holdings Inc, Cl A	12,634	1,494
Trade Desk Inc/The, Cl A *	71,000	7,422
TripAdvisor Inc *	17,100	248
TrueCar Inc *	22,900	69
Trump Media & Technology Group Corp *	9,500	185
Vimeo Inc *	24,346	130
Vivid Seats Inc, Cl A *	5,600	26
WideOpenWest Inc *	11,700	65
Yelp Inc, Cl A *	10,398	363
Ziff Davis Inc *	7,357	360
ZipRecruiter Inc, Cl A *	15,100	144
ZoomInfo Technologies Inc, Cl A *	49,500	490

		48,851

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 11.0%
1-800-Flowers.com Inc, Cl A *	5,400	$43
Aaron's Co Inc/The	6,958	70
Abercrombie & Fitch Co, Cl A *	8,000	1,181
Academy Sports & Outdoors Inc	11,800	655
Accel Entertainment Inc, Cl A *	4,900	57
Acushnet Holdings Corp	4,800	322
Adient PLC *	13,900	314
ADT Inc	42,561	310
Adtalem Global Education Inc *	6,081	460
Advance Auto Parts Inc	9,600	435
A-Mark Precious Metals Inc	3,800	148
Amer Sports Inc *	20,100	274
American Axle & Manufacturing Holdings Inc *	23,398	150
American Eagle Outfitters Inc	29,522	608
American Public Education Inc *	2,600	43
America's Car-Mart Inc/TX *	1,250	76
AMMO Inc *	17,700	28
Aramark	42,000	1,538
Arhaus Inc, Cl A	8,400	103
Arko Corp	14,200	89
Asbury Automotive Group Inc *	3,198	786
AutoNation Inc *	4,000	712
Bally's Corp *	1,228	21
BARK Inc *	26,200	44
Beazer Homes USA Inc *	3,461	108
Beyond Inc *	7,300	72
Biglari Holdings Inc, Cl B *	182	33
Birkenstock Holding Plc *	5,700	284
BJ's Restaurants Inc *	3,142	96
Bloomin' Brands Inc	12,950	227
Boot Barn Holdings Inc *	4,900	657
Boyd Gaming Corp	10,745	645
Bright Horizons Family Solutions Inc *	9,135	1,285
Brinker International Inc *	6,982	499
Brunswick Corp/DE	10,683	845
Buckle Inc/The	5,051	212
Build-A-Bear Workshop Inc, Cl A	3,200	107
Burlington Stores Inc *	10,200	2,736
Caleres Inc	5,576	235
Camping World Holdings Inc, Cl A	4,900	108
Capri Holdings Ltd *	18,600	664
Carriage Services Inc, Cl A	3,506	116
Carter's Inc	5,770	380
Carvana Co, Cl A *	17,000	2,561
Cava Group Inc *	12,500	1,426
Cavco Industries Inc *	1,431	591
Century Communities Inc	4,400	440
Champion Homes Inc *	8,700	813
Cheesecake Factory Inc/The	7,223	284
Chegg Inc *	26,010	56
Choice Hotels International Inc	4,777	610

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Churchill Downs Inc	11,162	$1,551
Chuy's Holdings Inc *	2,569	96
Clarus Corp	6,221	27
Columbia Sportswear Co	5,544	448
Cooper-Standard Holdings Inc *	1,400	22
Coupang Inc, Cl A *	186,500	4,131
Coursera Inc *	19,900	161
Cracker Barrel Old Country Store Inc	3,244	128
Cricut Inc, Cl A	9,500	55
Crocs Inc *	9,303	1,360
Dana Inc	21,498	243
Dave & Buster's Entertainment Inc *	6,200	194
Denny's Corp *	6,363	42
Designer Brands Inc, Cl A	6,492	43
Despegar.com Corp *	10,100	124
Destination XL Group Inc *	13,400	37
Dick's Sporting Goods Inc	9,135	2,165
Dillard's Inc, Cl A	462	157
Dine Brands Global Inc	2,572	81
DoorDash Inc, Cl A *	55,800	7,182
Dorman Products Inc *	4,140	470
DraftKings Inc, Cl A *	71,582	2,470
Dream Finders Homes Inc, Cl A *	4,700	157
Duolingo Inc, Cl A *	5,800	1,233
Dutch Bros Inc, Cl A *	15,200	471
El Pollo Loco Holdings Inc *	3,900	54
Ethan Allen Interiors Inc	1,976	62
European Wax Center Inc, Cl A *	8,000	55
Everi Holdings Inc *	9,300	121
EVgo Inc, Cl A *	17,700	80
Figs Inc, Cl A *	24,600	152
First Watch Restaurant Group Inc *	2,400	40
Five Below Inc *	8,505	642
Floor & Decor Holdings Inc, Cl A *	16,800	1,889
Foot Locker Inc	11,400	355
Fox Factory Holding Corp *	7,700	312
Frontdoor Inc *	11,850	570
Full House Resorts Inc *	7,000	36
Funko Inc, Cl A *	6,000	63
GameStop Corp, Cl A *	42,300	991
Gap Inc/The	30,200	677
Genesco Inc *	2,169	65
Gentex Corp	35,590	1,115
Gentherm Inc *	4,248	215
GigaCloud Technology Inc, Cl A *	3,900	76
G-III Apparel Group Ltd *	5,906	156
Global Business Travel Group I *	20,600	144
Golden Entertainment Inc	4,131	134
Goodyear Tire & Rubber Co/The *	44,868	396
GoPro Inc, Cl A *	29,300	38
Graham Holdings Co, Cl B	500	398
Grand Canyon Education Inc *	4,815	698
Green Brick Partners Inc *	5,100	402

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Group 1 Automotive Inc	2,135	$804
Groupon Inc, Cl A *	3,800	53
GrowGeneration Corp *	12,100	24
H&R Block Inc	22,100	1,399
Hanesbrands Inc *	58,100	369
Harley-Davidson Inc	18,200	681
Haverty Furniture Cos Inc	1,563	43
Helen of Troy Ltd *	3,348	179
Hilton Grand Vacations Inc *	12,270	473
Holley Inc *	13,400	43
Hooker Furnishings Corp	3,700	59
Hovnanian Enterprises Inc, Cl A *	600	130
Hyatt Hotels Corp, Cl A	6,927	1,052
Inspired Entertainment Inc *	2,000	18
Installed Building Products Inc	3,900	867
International Game Technology PLC	17,100	383
iRobot Corp *	6,202	45
Jack in the Box Inc	2,221	110
Johnson Outdoors Inc, Cl A	1,400	50
KB Home	10,185	853
Kohl's Corp	17,700	343
Kontoor Brands Inc	8,900	666
Krispy Kreme Inc	14,400	162
Kura Sushi USA Inc, Cl A *	800	53
Lands' End Inc *	2,862	44
Landsea Homes Corp *	1,300	16
Latham Group Inc *	7,300	46
Laureate Education Inc, Cl A	23,400	361
La-Z-Boy Inc, Cl Z	7,026	285
LCI Industries	3,949	465
Lear Corp	8,771	1,023
Legacy Housing Corp *	1,400	38
Leggett & Platt Inc	21,000	265
Leslie's Inc *	29,056	88
LGI Homes Inc *	3,200	345
Life Time Group Holdings Inc *	8,300	195
Light & Wonder Inc, Cl A *	14,562	1,599
Lincoln Educational Services Corp *	4,300	54
Lindblad Expeditions Holdings Inc *	6,900	68
Lithia Motors Inc, Cl A	4,333	1,305
Lovesac Co/The *	2,900	67
Lucid Group Inc *	139,700	562
Luminar Technologies Inc, Cl A *	55,900	57
M/I Homes Inc *	4,294	684
Macy's Inc	44,400	691
Malibu Boats Inc, Cl A *	2,100	76
Marine Products Corp	1,800	17
MarineMax Inc *	3,561	113
Marriott Vacations Worldwide Corp	5,472	405
MasterCraft Boat Holdings Inc *	2,100	39
Mattel Inc *	53,000	1,006
Meritage Homes Corp	5,711	1,131
Mister Car Wash Inc *	16,500	107

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Modine Manufacturing Co *	8,374	$1,018
Monarch Casino & Resort Inc	1,600	121
Mondee Holdings Inc, Cl A *	12,600	25
Monro Inc	2,928	79
Movado Group Inc	3,520	84
Murphy USA Inc	3,000	1,559
National Vision Holdings Inc *	11,700	124
Newell Brands Inc	68,700	487
Nordstrom Inc	16,600	371
ODP Corp/The *	4,912	152
Ollie's Bargain Outlet Holdings Inc *	10,100	905
ONE Group Hospitality Inc/The *	4,200	16
OneSpaWorld Holdings Ltd	16,500	262
OneWater Marine Inc, Cl A *	2,200	53
Oxford Industries Inc	2,654	231
Papa John's International Inc	4,142	196
Patrick Industries Inc	3,825	494
Peloton Interactive Inc, Cl A *	60,535	282
Penn Entertainment Inc *	25,000	466
Penske Automotive Group Inc	2,788	474
Perdoceo Education Corp	11,054	248
Petco Health & Wellness Co Inc, Cl A *	19,300	62
Phinia Inc	6,800	326
Planet Fitness Inc, Cl A *	14,400	1,169
PlayAGS Inc *	2,500	28
Polaris Inc	8,207	695
Portillo's Inc, Cl A *	10,200	126
Potbelly Corp *	1,200	10
Purple Innovation Inc, Cl A *	10,765	13
PVH Corp	9,000	888
QuantumScape Corp, Cl A *	52,400	304
RCI Hospitality Holdings Inc	1,400	64
RealReal Inc/The *	16,100	43
Red Rock Resorts Inc, Cl A	7,600	443
Revolve Group Inc, Cl A *	8,000	183
RH *	2,511	637
Rivian Automotive Inc, Cl A *	132,500	1,872
Rocky Brands Inc	1,600	52
Rush Street Interactive Inc *	13,600	127
Sabre Corp *	55,600	170
Sally Beauty Holdings Inc *	19,191	250
Savers Value Village Inc *	6,200	55
Service Corp International/US	22,589	1,768
Shake Shack Inc, Cl A *	6,100	606
SharkNinja Inc	11,000	1,054
Shoe Carnival Inc	1,852	75
Signet Jewelers Ltd	7,200	606
Six Flags Entertainment Corp	6,994	306
Skechers USA Inc, Cl A *	21,546	1,475
Sleep Number Corp *	5,009	76
Smith & Wesson Brands Inc	6,283	93
Solid Power Inc *	28,800	41
Solo Brands Inc, Cl A *	2,600	4

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sonic Automotive Inc, Cl A	2,364	$147
Sonos Inc *	18,300	224
Standard Motor Products Inc	4,766	154
Steven Madden Ltd	11,951	539
Stitch Fix Inc, Cl A *	17,800	67
Stoneridge Inc *	5,930	85
Strategic Education Inc	3,687	356
Stride Inc *	6,988	575
Sturm Ruger & Co Inc	1,742	73
Super Group SGHC Ltd	27,000	93
Superior Group of Cos Inc	2,100	30
Sweetgreen Inc, Cl A *	16,200	512
Target Hospitality Corp *	6,100	59
Taylor Morrison Home Corp, Cl A *	15,960	1,075
Tempur Sealy International Inc	26,692	1,399
Texas Roadhouse Inc, Cl A	10,766	1,817
Thor Industries Inc	8,490	911
ThredUp Inc, Cl A *	14,000	13
Tile Shop Holdings Inc *	6,300	40
Tilly's Inc, Cl A *	5,243	28
Toll Brothers Inc	16,739	2,412
TopBuild Corp *	5,100	2,004
Topgolf Callaway Brands Corp *	23,306	234
Torrid Holdings Inc *	2,700	18
Traeger Inc *	4,800	17
Travel + Leisure Co	11,000	487
Tri Pointe Homes Inc *	15,373	683
Udemy Inc *	17,700	150
Under Armour Inc, Cl A *	24,800	191
Under Armour Inc, Cl C *	35,800	267
United Parks & Resorts Inc *	5,900	290
Universal Technical Institute Inc *	7,300	127
Upbound Group Inc, Cl A	7,540	251
Urban Outfitters Inc *	10,000	363
Vail Resorts Inc	6,012	1,092
Valvoline Inc *	20,236	854
VF Corp	53,700	978
Victoria's Secret & Co *	12,000	282
Vista Outdoor Inc *	8,373	335
Visteon Corp *	4,365	442
Vizio Holding Corp, Cl A *	12,900	145
Warby Parker Inc, Cl A *	15,200	227
Wayfair Inc, Cl A *	15,200	647
Wendy's Co/The	26,175	443
Weyco Group Inc	1,200	40
Whirlpool Corp	8,200	822
Williams-Sonoma Inc	20,574	2,764
Wingstop Inc	4,800	1,853
Winmark Corp	491	177
Winnebago Industries Inc	4,435	265
Wolverine World Wide Inc	13,096	180
Worthington Enterprises Inc	5,702	261
Wyndham Hotels & Resorts Inc	12,100	952

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
XPEL Inc *	3,000	$130
Xponential Fitness Inc, Cl A *	5,600	72
YETI Holdings Inc *	14,000	564
Zumiez Inc *	803	22

		128,058
Consumer Staples — 2.9%
Albertsons Cos Inc, Cl A	65,700	1,289
Alico Inc	1,400	41
Andersons Inc/The	5,699	290
B&G Foods Inc, Cl A	14,611	124
Beauty Health Co/The *	17,700	32
BellRing Brands Inc *	20,702	1,158
Beyond Meat Inc *	13,000	79
BJ's Wholesale Club Holdings Inc *	21,200	1,695
Boston Beer Co Inc/The, Cl A *	1,483	403
BRC Inc, Cl A *	5,800	26
Calavo Growers Inc	4,426	102
Cal-Maine Foods Inc	6,728	485
Casey's General Stores Inc	6,059	2,195
Celsius Holdings Inc *	27,900	1,061
Central Garden & Pet Co *	2,600	103
Central Garden & Pet Co, Cl A *	7,161	245
Chefs' Warehouse Inc/The *	4,621	198
Coca-Cola Consolidated Inc	989	1,328
Coty Inc, Cl A *	61,800	580
Darling Ingredients Inc *	25,057	1,046
Dole PLC	10,800	174
Duckhorn Portfolio Inc/The *	8,000	51
Edgewell Personal Care Co	8,045	324
elf Beauty Inc *	8,500	1,273
Energizer Holdings Inc	10,945	355
Flowers Foods Inc	28,408	660
Fresh Del Monte Produce Inc	6,181	181
Freshpet Inc *	7,700	1,047
Grocery Outlet Holding Corp *	15,500	294
Hain Celestial Group Inc/The *	15,660	125
Herbalife Ltd *	20,144	164
HF Foods Group Inc *	9,900	35
Ingles Markets Inc, Cl A	2,645	196
Ingredion Inc	10,265	1,379
Inter Parfums Inc	2,906	374
J & J Snack Foods Corp	2,364	402
John B Sanfilippo & Son Inc	1,819	173
Lancaster Colony Corp	2,829	483
Limoneira Co	3,400	85
Maplebear Inc *	28,500	1,023
Medifast Inc	1,764	32
MGP Ingredients Inc	2,800	251
Mission Produce Inc *	9,300	100
National Beverage Corp	3,904	176
Natural Grocers by Vitamin Cottage Inc	1,085	29
Nature's Sunshine Products Inc *	2,937	40
Nu Skin Enterprises Inc, Cl A	11,205	100

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oil-Dri Corp of America	1,400	$95
Olaplex Holdings Inc *	29,300	61
Performance Food Group Co *	24,427	1,823
Pilgrim's Pride Corp *	6,007	280
Post Holdings Inc *	7,569	876
PriceSmart Inc	4,423	396
Primo Water Corp *	23,700	524
Reynolds Consumer Products Inc	8,000	252
Seaboard Corp	50	155
Seneca Foods Corp, Cl A *	1,262	76
Simply Good Foods Co/The *	15,000	474
SpartanNash Co	3,336	74
Spectrum Brands Holdings Inc	4,887	461
Sprouts Farmers Market Inc *	16,100	1,675
SunOpta Inc *	17,100	98
TreeHouse Foods Inc *	7,809	321
Turning Point Brands Inc	3,200	127
United Natural Foods Inc *	5,798	88
Universal Corp/VA	4,045	220
US Foods Holding Corp *	36,400	2,155
USANA Health Sciences Inc *	1,532	62
Utz Brands Inc	10,700	181
Vector Group Ltd	24,191	362
Village Super Market Inc, Cl A	1,962	63
Vita Coco Co Inc/The *	6,100	159
Vital Farms Inc *	5,500	173
Waldencast plc, Cl A *	7,000	22
WD-40 Co	2,186	575
Weis Markets Inc	2,704	183
Westrock Coffee Co *	7,900	63
WK Kellogg Co	9,700	166

		34,246
Energy — 4.5%
Amplify Energy Corp *	4,900	35
Antero Midstream Corp	51,900	772
Antero Resources Corp *	46,280	1,249
Archrock Inc	24,583	497
Ardmore Shipping Corp	7,800	147
Atlas Energy Solutions Inc, Cl A	11,200	236
Berry Corp	7,400	46
Borr Drilling Ltd	37,600	228
Bristow Group Inc *	3,697	147
Cactus Inc, Cl A	10,800	643
California Resources Corp	11,200	588
Centrus Energy Corp, Cl A *	2,000	79
ChampionX Corp	29,100	906
Cheniere Energy Inc	36,865	6,830
Chesapeake Energy Corp	20,393	1,519
Chord Energy Corp	9,730	1,444
Civitas Resources Inc	15,634	959
Clean Energy Fuels Corp *	29,988	93
CNX Resources Corp *	24,600	681
Comstock Resources Inc	11,500	122

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CONSOL Energy Inc	4,775	$488
Core Laboratories Inc	9,300	182
Crescent Energy Co, Cl A	20,785	248
CVR Energy Inc	4,597	117
Delek US Holdings Inc	11,390	233
DHT Holdings Inc	18,900	205
Diamond Offshore Drilling Inc *	16,800	241
Diversified Energy Co PLC	7,700	94
DMC Global Inc *	5,100	63
Dorian LPG Ltd	5,347	208
Dril-Quip Inc *	7,987	130
DT Midstream Inc	15,400	1,210
Empire Petroleum Corp *	1,033	6
Encore Energy Corp *	17,800	65
Energy Fuels Inc/Canada *	26,600	130
Excelerate Energy Inc, Cl A	2,400	44
Expro Group Holdings NV *	15,357	305
FLEX LNG Ltd	5,800	155
FutureFuel Corp	3,876	24
Golar LNG Ltd	16,302	543
Granite Ridge Resources Inc	8,700	55
Green Plains Inc *	11,190	159
Gulfport Energy Corp *	2,100	305
Hallador Energy Co *	4,400	30
Helix Energy Solutions Group Inc *	24,169	271
Helmerich & Payne Inc	15,600	509
HF Sinclair Corp	25,600	1,258
HighPeak Energy Inc	1,100	18
International Seaways Inc	5,528	286
Kinetik Holdings Inc, Cl A	7,200	319
Kodiak Gas Services Inc	2,400	67
Kosmos Energy Ltd *	71,775	350
Liberty Energy Inc, Cl A	26,300	541
Magnolia Oil & Gas Corp, Cl A	26,900	689
Matador Resources Co	18,700	1,061
Murphy Oil Corp	22,400	835
Nabors Industries Ltd *	1,991	150
NACCO Industries Inc, Cl A	900	25
New Fortress Energy Inc, Cl A	10,000	123
Newpark Resources Inc *	18,020	148
NextDecade Corp *	19,000	89
Noble Corp PLC	17,000	649
Nordic American Tankers Ltd	34,377	128
Northern Oil & Gas Inc	16,100	640
NOV Inc	60,800	1,080
Oceaneering International Inc *	15,446	417
Oil States International Inc *	16,699	88
Ovintiv Inc	42,500	1,820
Par Pacific Holdings Inc *	9,986	224
Patterson-UTI Energy Inc	59,955	552
PBF Energy Inc, Cl A	15,277	520
Peabody Energy Corp	21,000	492
Permian Resources Corp, Cl A	100,385	1,429

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ProFrac Holding Corp, Cl A *	3,000	$21
ProPetro Holding Corp *	13,100	104
Range Resources Corp	37,600	1,123
REX American Resources Corp *	1,800	82
Riley Exploration Permian Inc	1,200	34
Ring Energy Inc *	10,000	18
RPC Inc	15,199	98
Sable Offshore Corp *	8,300	140
SandRidge Energy Inc	8,200	109
Scorpio Tankers Inc	7,613	545
SEACOR Marine Holdings Inc *	7,300	84
Seadrill Ltd *	12,200	526
Select Water Solutions Inc, Cl A	17,800	205
SFL Corp Ltd, Cl B	18,576	220
Sitio Royalties Corp, Cl A	15,221	338
SM Energy Co	18,213	831
Solaris Oilfield Infrastructure Inc, Cl A	5,400	68
Southwestern Energy Co *	182,771	1,166
Talos Energy Inc *	22,100	253
TechnipFMC PLC	69,100	1,855
Teekay Corp *	14,800	123
Teekay Tankers Ltd, Cl A	3,300	188
TETRA Technologies Inc *	32,100	102
Texas Pacific Land Corp	3,000	2,607
Tidewater Inc *	7,700	683
Transocean Ltd *	119,900	568
Uranium Energy Corp *	67,700	354
Ur-Energy Inc *	45,200	53
VAALCO Energy Inc	15,500	101
Valaris Ltd *	9,700	592
Viper Energy Inc, Cl A	15,100	719
Vital Energy Inc *	3,800	136
Vitesse Energy Inc	5,143	133
W&T Offshore Inc	21,338	49
Weatherford International PLC	11,300	1,186
World Kinect Corp	8,341	240

		52,893
Financials — 17.9%
1st Source Corp	2,758	169
ACNB Corp	1,900	80
AFC Gamma Inc ‡	2,800	29
Affiliated Managers Group Inc	5,000	869
Affirm Holdings Inc, Cl A *	37,600	1,655
AGNC Investment Corp ‡	107,921	1,102
Alerus Financial Corp	3,400	76
Ally Financial Inc	43,500	1,879
Amalgamated Financial Corp	3,000	99
Ambac Financial Group Inc *	7,800	91
Amerant Bancorp Inc, Cl A	5,100	113
American Coastal Insurance Corp *	4,000	45
American Financial Group Inc/OH	11,253	1,504
Ameris Bancorp	10,462	645
AMERISAFE Inc	2,633	132

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Angel Oak Mortgage REIT Inc ‡	1,600	$18
Annaly Capital Management Inc ‡	74,539	1,503
Apollo Commercial Real Estate Finance Inc ‡	23,419	248
Apollo Global Management Inc	83,984	9,719
Arbor Realty Trust Inc ‡	28,600	389
Ares Commercial Real Estate Corp ‡	9,600	68
Ares Management Corp, Cl A	28,745	4,208
ARMOUR Residential REIT Inc ‡	9,884	202
Arrow Financial Corp	3,349	102
Artisan Partners Asset Management Inc, Cl A	9,300	387
AssetMark Financial Holdings Inc *	2,500	88
Associated Banc-Corp	24,036	550
Assured Guaranty Ltd	7,987	640
Atlantic Union Bankshares Corp	13,590	539
Atlanticus Holdings Corp *	1,100	39
AvidXchange Holdings Inc *	26,800	216
Axis Capital Holdings Ltd	12,768	1,020
Axos Financial Inc *	8,736	607
B Riley Financial Inc	4,400	22
Baldwin Insurance Group Inc/The, Cl A *	10,800	506
Banc of California Inc	25,414	361
BancFirst Corp	3,250	346
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,812	120
Bancorp Inc/The *	8,092	424
Bank First Corp	1,500	141
Bank of Hawaii Corp	6,024	400
Bank of Marin Bancorp	3,614	77
Bank of NT Butterfield & Son Ltd/The	8,500	325
Bank OZK	17,470	757
BankUnited Inc	10,996	423
Bankwell Financial Group Inc	1,100	34
Banner Corp	4,751	283
Bar Harbor Bankshares	2,850	91
BayCom Corp	3,000	69
BCB Bancorp Inc	3,200	40
Berkshire Hills Bancorp Inc	8,691	239
BGC Group Inc, Cl A	55,936	553
Blackstone Mortgage Trust Inc, Cl A ‡	27,500	508
Block Inc, Cl A *	89,009	5,882
Blue Foundry Bancorp *	6,000	66
Blue Owl Capital Inc, Cl A	80,300	1,416
BOK Financial Corp	3,782	397
Bread Financial Holdings Inc	8,500	494
Bridgewater Bancshares Inc *	6,100	88
Brighthouse Financial Inc *	9,500	436
Brightsphere Investment Group Inc	4,563	111
BrightSpire Capital Inc, Cl A ‡	21,794	130
Brookline Bancorp Inc	9,933	102
Burford Capital Ltd	32,900	444
Burke & Herbert Financial Services Corp	1,411	93

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Business First Bancshares Inc	4,300	$105
Byline Bancorp Inc	5,970	166
Cadence Bank	29,631	956
Camden National Corp	3,058	122
Cannae Holdings Inc	9,262	185
Cantaloupe Inc *	14,900	103
Capital Bancorp Inc	1,900	49
Capital City Bank Group Inc	2,861	99
Capitol Federal Financial Inc	12,987	78
Carlyle Group Inc/The	35,400	1,421
Carter Bankshares Inc *	800	14
Cass Information Systems Inc	3,154	137
Cathay General Bancorp	10,915	480
Central Pacific Financial Corp	2,510	69
Chicago Atlantic Real Estate Finance Inc ‡	900	14
Chimera Investment Corp ‡	12,355	191
Citizens & Northern Corp	3,540	71
City Holding Co	2,385	283
Civista Bancshares Inc	3,400	58
Claros Mortgage Trust Inc ‡	14,700	118
CNA Financial Corp	3,375	175
CNB Financial Corp/PA	1,948	47
CNO Financial Group Inc	17,725	619
Coastal Financial Corp/WA *	1,900	102
Cohen & Steers Inc	3,936	352
Coinbase Global Inc, Cl A *	31,900	5,849
Colony Bankcorp Inc	3,700	56
Columbia Banking System Inc	33,694	848
Columbia Financial Inc *	3,600	64
Comerica Inc	20,800	1,188
Commerce Bancshares Inc/MO	19,021	1,217
Community Financial System Inc	8,251	505
Community Trust Bancorp Inc	3,393	171
Community West Bancshares	2,800	57
Compass Diversified Holdings	10,600	235
ConnectOne Bancorp Inc	3,983	100
Corebridge Financial Inc	42,300	1,250
Crawford & Co, Cl A	5,700	60
Credit Acceptance Corp *	912	425
CrossFirst Bankshares Inc *	7,500	131
Cullen/Frost Bankers Inc	9,805	1,100
Customers Bancorp Inc *	4,770	247
CVB Financial Corp	19,279	355
Diamond Hill Investment Group Inc	654	103
Dime Community Bancshares Inc	3,329	87
Donegal Group Inc, Cl A	2,500	38
Donnelley Financial Solutions Inc *	4,332	289
Dynex Capital Inc ‡	9,597	121
Eagle Bancorp Inc	4,406	96
East West Bancorp Inc	22,166	1,863
Eastern Bankshares Inc	28,834	489
Ellington Financial Inc ‡	13,700	180
Employers Holdings Inc	2,874	138

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enact Holdings Inc	3,400	$121
Encore Capital Group Inc *	3,875	194
Enova International Inc *	4,366	374
Enstar Group Ltd *	1,951	636
Enterprise Bancorp Inc/MA	2,848	88
Enterprise Financial Services Corp	5,165	273
Equitable Holdings Inc	52,200	2,220
Equity Bancshares Inc, Cl A	1,200	49
Esquire Financial Holdings Inc	1,600	98
Essent Group Ltd	16,100	1,035
Euronet Worldwide Inc *	7,188	776
Evercore Inc, Cl A	5,876	1,444
EVERTEC Inc	10,200	349
F&G Annuities & Life Inc	3,894	178
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	88
Farmers National Banc Corp	6,800	106
FB Financial Corp	5,802	280
Federal Agricultural Mortgage Corp, Cl C	1,288	254
Fidelis Insurance Holdings Ltd	10,000	185
Fidelity D&D Bancorp Inc	1,600	86
Fidelity National Financial Inc	41,366	2,439
Financial Institutions Inc	3,243	84
First American Financial Corp	15,372	981
First Bancorp Inc/The	3,052	85
First BanCorp/Puerto Rico	28,616	612
First Bancorp/Southern Pines NC	5,045	214
First Bancshares Inc/The	4,600	158
First Bank/Hamilton NJ	3,700	57
First Busey Corp	6,492	176
First Business Financial Services Inc	1,800	82
First Citizens BancShares Inc/NC, Cl A	1,902	3,862
First Commonwealth Financial Corp	18,601	320
First Community Bankshares Inc	2,342	103
First Financial Bancorp	16,733	443
First Financial Bankshares Inc	21,012	768
First Financial Corp/IN	2,412	108
First Foundation Inc	9,100	64
First Hawaiian Inc	20,100	489
First Horizon Corp	85,525	1,419
First Interstate BancSystem Inc, Cl A	12,916	401
First Merchants Corp	9,618	375
First Mid Bancshares Inc	3,572	144
First of Long Island Corp/The	4,995	64
First Western Financial Inc *	1,800	35
FirstCash Holdings Inc	6,120	735
Five Star Bancorp	2,800	82
Flushing Financial Corp	6,070	89
Flywire Corp *	18,900	342
FNB Corp/PA	53,589	803
Forge Global Holdings Inc *	31,460	44
Franklin BSP Realty Trust Inc ‡	8,954	122
Fulton Financial Corp	30,212	585

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FVCBankcorp Inc *	3,375	$42
GCM Grosvenor Inc, Cl A	10,000	109
Genworth Financial Inc, Cl A *	63,600	444
German American Bancorp Inc	3,566	143
Glacier Bancorp Inc	17,975	850
Goosehead Insurance Inc, Cl A *	4,100	346
Granite Point Mortgage Trust Inc ‡	10,941	29
Great Southern Bancorp Inc	1,099	65
Green Dot Corp, Cl A *	9,255	103
Greene County Bancorp Inc	1,020	35
Greenlight Capital Re Ltd, Cl A *	6,409	90
Guaranty Bancshares Inc/TX	1,500	52
HA Sustainable Infrastructure Capital Inc ‡	18,500	599
Hamilton Insurance Group Ltd, Cl B *	2,700	53
Hamilton Lane Inc, Cl A	6,000	917
Hancock Whitney Corp	13,914	748
Hanmi Financial Corp	6,878	136
Hanover Insurance Group Inc/The	5,817	855
HarborOne Bancorp Inc	3,020	40
HBT Financial Inc	2,200	49
HCI Group Inc	1,115	107
Heartland Financial USA Inc	6,075	339
Heritage Commerce Corp	13,600	138
Heritage Financial Corp/WA	3,571	82
Hilltop Holdings Inc	7,700	253
Hingham Institution For Savings The	300	77
Hippo Holdings Inc *	3,484	69
Home Bancorp Inc	1,800	80
Home BancShares Inc/AR	30,932	861
HomeStreet Inc	4,372	70
HomeTrust Bancshares Inc	1,002	37
Hope Bancorp Inc	19,295	247
Horace Mann Educators Corp	6,714	239
Horizon Bancorp Inc/IN	9,425	151
Houlihan Lokey Inc, Cl A	8,400	1,316
I3 Verticals Inc, Cl A *	4,800	109
Independent Bank Corp	6,220	394
Independent Bank Corp/MI	3,300	112
Independent Bank Group Inc	6,002	349
Interactive Brokers Group Inc, Cl A	16,627	2,143
International Bancshares Corp	8,850	559
International Money Express Inc *	5,400	98
Invesco Mortgage Capital Inc ‡	8,009	70
Investors Title Co	400	90
Jackson Financial Inc, Cl A	12,000	1,080
James River Group Holdings Ltd	8,200	61
Janus Henderson Group PLC	19,700	741
Jefferies Financial Group Inc	28,900	1,733
John Marshall Bancorp Inc	2,700	54
Kearny Financial Corp/MD	10,929	74
Kemper Corp	9,673	605
Kinsale Capital Group Inc	3,600	1,768
KKR Real Estate Finance Trust Inc ‡	12,500	149

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ladder Capital Corp, Cl A ‡	15,962	$197
Lakeland Financial Corp	3,157	215
Lazard Inc, Cl A	17,831	894
Lemonade Inc *	10,200	189
LendingClub Corp *	13,700	166
LendingTree Inc *	700	41
Lincoln National Corp	26,000	835
Live Oak Bancshares Inc	4,800	206
LPL Financial Holdings Inc	11,962	2,684
Markel Group Inc *	2,043	3,270
Marqeta Inc, Cl A *	76,800	409
MBIA Inc	10,982	43
Mercantile Bank Corp	3,557	164
Merchants Bancorp/IN	3,300	151
Mercury General Corp	3,878	257
Metrocity Bankshares Inc	3,800	116
Metropolitan Bank Holding Corp *	2,100	109
MFA Financial Inc ‡	16,624	208
MGIC Investment Corp	41,318	1,051
Mid Penn Bancorp Inc	3,200	97
Midland States Bancorp Inc	2,600	59
MidWestOne Financial Group Inc	3,169	93
Moelis & Co, Cl A	10,600	708
Moneylion Inc *	1,400	65
Morningstar Inc	4,220	1,324
Mr Cooper Group Inc *	10,471	982
MVB Financial Corp	2,400	50
National Bank Holdings Corp, Cl A	6,400	280
Navient Corp	13,300	225
NB Bancorp Inc *	6,400	121
NBT Bancorp Inc	6,308	309
NCR Atleos Corp *	12,941	370
Nelnet Inc, Cl A	2,731	316
NerdWallet Inc, Cl A *	5,800	75
New York Community Bancorp Inc	38,105	413
New York Mortgage Trust Inc ‡	7,759	52
NewtekOne Inc	4,600	58
Nexpoint Real Estate Finance Inc ‡	1,600	27
NI Holdings Inc *	2,300	36
Nicolet Bankshares Inc	2,200	216
NMI Holdings Inc, Cl A *	13,000	534
Northeast Bank	1,500	107
Northfield Bancorp Inc	10,205	124
Northrim BanCorp Inc	900	62
Northwest Bancshares Inc	18,579	257
NU Holdings Ltd/Cayman Islands, Cl A *	514,700	7,705
OceanFirst Financial Corp	9,468	169
OFG Bancorp	7,625	351
Old National Bancorp/IN	51,733	1,027
Old Republic International Corp	39,944	1,433
Old Second Bancorp Inc	4,400	75
OmniAB Inc. *	2,598	—
OneMain Holdings Inc, Cl A	18,500	914

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Open Lending Corp, Cl A *	23,800	$137
Orange County Bancorp Inc	1,000	57
Orchid Island Capital Inc, Cl A ‡	7,420	61
Origin Bancorp Inc	5,000	167
Orrstown Financial Services Inc	3,000	107
Oscar Health Inc, Cl A *	29,500	540
P10 Inc, Cl A	8,600	86
Pacific Premier Bancorp Inc	14,636	376
Pagseguro Digital Ltd, Cl A *	31,200	345
Palomar Holdings Inc, Cl A *	4,000	397
Park National Corp	2,405	423
Parke Bancorp Inc	2,200	45
Pathward Financial Inc	4,200	289
Patria Investments Ltd, Cl A	10,800	124
Payoneer Global Inc *	44,700	332
Paysafe Ltd *	6,867	154
PCB Bancorp	2,600	50
Peapack-Gladstone Financial Corp	3,154	90
PennyMac Financial Services Inc	3,900	421
PennyMac Mortgage Investment Trust ‡	14,463	206
Peoples Bancorp Inc/OH	5,572	178
Peoples Financial Services Corp	1,600	76
Perella Weinberg Partners, Cl A	8,600	168
Pinnacle Financial Partners Inc	12,427	1,237
Pioneer Bancorp Inc/NY *	2,700	30
Piper Sandler Cos	2,877	785
PJT Partners Inc, Cl A	3,700	457
Popular Inc	11,656	1,195
PRA Group Inc *	7,658	179
Preferred Bank/Los Angeles CA	1,537	127
Premier Financial Corp	6,876	172
Primerica Inc	5,529	1,455
Primis Financial Corp	6,000	73
Priority Technology Holdings Inc *	1,600	10
ProAssurance Corp *	11,625	156
PROG Holdings Inc	6,978	326
Prosperity Bancshares Inc	14,335	1,055
Provident Financial Services Inc	18,120	346
QCR Holdings Inc	2,600	201
Radian Group Inc	24,048	869
RBB Bancorp	2,600	60
Ready Capital Corp ‡	29,838	247
Red River Bancshares Inc	1,200	64
Redwood Trust Inc ‡	27,405	207
Regional Management Corp	1,700	57
Reinsurance Group of America Inc, Cl A	10,616	2,344
Remitly Global Inc *	21,000	287
RenaissanceRe Holdings Ltd	8,306	2,116
Renasant Corp	9,060	317
Repay Holdings Corp, Cl A *	14,200	120
Republic Bancorp Inc/KY, Cl A	1,998	128
Rithm Capital Corp ‡	75,488	901
RLI Corp	6,682	1,030

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Robinhood Markets Inc, Cl A *	107,500	$2,163
Rocket Cos Inc, Cl A *	21,000	413
Root Inc/OH, Cl A *	1,400	61
Ryan Specialty Holdings Inc, Cl A	16,500	1,066
S&T Bancorp Inc	6,232	268
Safety Insurance Group Inc	2,431	215
Sandy Spring Bancorp Inc	7,010	219
Seacoast Banking Corp of Florida	14,981	410
SEI Investments Co †	15,219	1,029
Selective Insurance Group Inc	9,884	899
Selectquote Inc *	28,700	117
ServisFirst Bancshares Inc	8,100	657
Shift4 Payments Inc, Cl A *	10,000	831
Shore Bancshares Inc	1,800	26
Sierra Bancorp	2,978	90
Simmons First National Corp, Cl A	19,253	412
SiriusPoint Ltd *	16,300	244
Skyward Specialty Insurance Group Inc *	6,100	249
SLM Corp	36,820	812
SmartFinancial Inc	3,100	91
SoFi Technologies Inc *	162,600	1,299
South Plains Financial Inc	2,400	84
Southern First Bancshares Inc *	1,491	48
Southern Missouri Bancorp Inc	1,900	110
Southside Bancshares Inc	4,762	163
SouthState Corp	12,484	1,212
Starwood Property Trust Inc ‡	48,680	1,014
Stellar Bancorp Inc	6,340	173
StepStone Group Inc, Cl A	8,800	481
Sterling Bancorp Inc/MI *	2,158	12
Stewart Information Services Corp	4,541	336
Stifel Financial Corp	15,773	1,390
Stock Yards Bancorp Inc	4,502	273
StoneCo Ltd, Cl A *	47,400	629
StoneX Group Inc *	4,052	336
Sunrise Realty Trust Inc *‡	933	13
Synovus Financial Corp	23,792	1,097
Texas Capital Bancshares Inc *	7,623	512
TFS Financial Corp	4,943	67
Third Coast Bancshares Inc *	800	20
Tiptree Inc	5,100	101
Toast Inc, Cl A *	71,400	1,775
Tompkins Financial Corp	2,705	166
Towne Bank/Portsmouth VA	11,567	401
TPG Inc, Cl A	13,900	701
TPG RE Finance Trust Inc ‡	14,400	130
Tradeweb Markets Inc, Cl A	18,800	2,223
TriCo Bancshares	4,009	182
Triumph Financial Inc *	3,600	302
Trupanion Inc *	5,400	247
TrustCo Bank Corp NY	4,325	151
Trustmark Corp	9,039	301
Two Harbors Investment Corp ‡	14,210	201

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UMB Financial Corp	6,945	$719
United Bankshares Inc/WV	21,256	826
United Community Banks Inc/GA	18,118	552
United Fire Group Inc	4,171	85
Unity Bancorp Inc	100	3
Universal Insurance Holdings Inc	5,900	126
Univest Financial Corp	4,715	134
Unum Group	30,400	1,687
Upstart Holdings Inc *	10,200	434
USCB Financial Holdings Inc	2,200	33
UWM Holdings Corp	14,600	137
Valley National Bancorp	68,968	599
Value Line Inc	300	12
Velocity Financial Inc *	1,800	34
Veritex Holdings Inc	6,739	170
Victory Capital Holdings Inc, Cl A	6,800	371
Virtu Financial Inc, Cl A	13,700	421
Virtus Investment Partners Inc	1,158	245
Voya Financial Inc	16,300	1,155
WaFd Inc	11,619	426
Walker & Dunlop Inc	5,023	538
Washington Trust Bancorp Inc	3,870	127
Waterstone Financial Inc	4,000	61
Webster Financial Corp	26,829	1,273
WesBanco Inc	8,609	277
West BanCorp Inc	3,785	76
Westamerica BanCorp	4,955	257
Western Alliance Bancorp	17,161	1,402
Western Union Co/The	52,200	637
WEX Inc *	6,676	1,275
White Mountains Insurance Group Ltd	362	668
Wintrust Financial Corp	10,261	1,116
WisdomTree Inc	21,375	217
World Acceptance Corp *	476	56
WSFS Financial Corp	9,812	537
XP Inc, Cl A	65,000	1,197
Zions Bancorp NA	22,400	1,110

		209,398
Health Care — 11.9%
10X Genomics Inc, Cl A *	15,000	350
2seventy bio Inc *	8,200	40
4D Molecular Therapeutics Inc *	7,700	116
89bio Inc *	12,200	116
Absci Corp *	13,100	58
Acadia Healthcare Co Inc *	14,987	1,228
ACADIA Pharmaceuticals Inc *	19,100	317
Accolade Inc *	11,200	49
Accuray Inc *	18,400	40
ACELYRIN Inc *	8,700	42
AdaptHealth Corp, Cl A *	15,400	169
Adaptive Biotechnologies Corp *	23,700	111
Addus HomeCare Corp *	2,800	372
ADMA Biologics Inc *	31,800	550

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aerovate Therapeutics Inc *	2,200	$4
Agenus Inc *	2,865	15
agilon health Inc *	42,900	175
Agios Pharmaceuticals Inc *	9,400	432
AirSculpt Technologies Inc *	1,400	6
Akero Therapeutics Inc *	10,400	283
Akoya Biosciences Inc *	1,600	4
Aldeyra Therapeutics Inc *	9,200	53
Alector Inc *	13,000	69
Alignment Healthcare Inc *	17,000	153
Alkermes PLC *	26,953	767
Allogene Therapeutics Inc *	20,200	53
Alnylam Pharmaceuticals Inc *	20,389	5,356
Alphatec Holdings Inc *	17,300	119
Altimmune Inc *	11,800	79
ALX Oncology Holdings Inc *	4,300	10
Amedisys Inc *	4,771	468
Amicus Therapeutics Inc *	42,100	489
AMN Healthcare Services Inc *	5,809	308
Amneal Pharmaceuticals Inc *	23,588	204
Amphastar Pharmaceuticals Inc *	6,900	336
AnaptysBio Inc *	1,900	72
Anavex Life Sciences Corp *	15,300	92
AngioDynamics Inc *	8,570	64
ANI Pharmaceuticals Inc *	2,500	159
Anika Therapeutics Inc *	3,070	79
Annexon Inc *	17,700	101
Apellis Pharmaceuticals Inc *	17,400	677
Apogee Therapeutics Inc *	6,500	333
Applied Therapeutics Inc *	15,800	100
Arbutus Biopharma Corp *	16,700	65
Arcellx Inc *	6,800	467
Arcturus Therapeutics Holdings Inc *	3,100	65
Arcus Biosciences Inc *	10,600	181
Arcutis Biotherapeutics Inc *	17,500	190
Ardelyx Inc *	42,200	261
Arrowhead Pharmaceuticals Inc *	20,800	496
ARS Pharmaceuticals Inc *	8,100	105
Artivion Inc *	4,845	132
Arvinas Inc *	8,600	225
Astrana Health Inc *	7,100	339
Astria Therapeutics Inc *	10,800	132
Atea Pharmaceuticals Inc *	15,000	58
AtriCure Inc *	9,320	244
Aura Biosciences Inc *	2,200	18
Aurinia Pharmaceuticals Inc *	26,400	180
Avadel Pharmaceuticals PLC *	15,200	231
Avanos Medical Inc *	7,800	189
Avantor Inc *	108,351	2,800
Aveanna Healthcare Holdings Inc *	10,800	61
Avid Bioservices Inc *	13,800	145
Avidity Biosciences Inc *	16,600	730
Avita Medical Inc *	5,000	47

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axogen Inc *	9,085	$119
Axonics Inc *	7,900	546
Axsome Therapeutics Inc *	5,300	471
Azenta Inc *	9,603	476
Beam Therapeutics Inc *	13,500	360
BioCryst Pharmaceuticals Inc *	27,700	241
Biohaven Ltd *	12,350	487
BioLife Solutions Inc *	3,800	98
BioMarin Pharmaceutical Inc *	30,346	2,768
Biomea Fusion Inc *	3,900	29
Bluebird Bio Inc *	14,400	8
Blueprint Medicines Corp *	10,400	994
Bridgebio Pharma Inc *	23,135	644
BrightSpring Health Services Inc *	5,100	64
Brookdale Senior Living Inc, Cl A *	24,509	174
Bruker Corp	16,332	1,097
C4 Therapeutics Inc *	9,600	61
Cabaletta Bio Inc *	7,500	42
CareDx Inc *	5,700	175
Cargo Therapeutics Inc *	1,200	23
Caribou Biosciences Inc *	15,100	33
Cassava Sciences Inc *	4,700	135
Castle Biosciences Inc *	4,600	136
Catalyst Pharmaceuticals Inc *	19,700	399
Celcuity Inc *	1,000	16
Celldex Therapeutics Inc *	11,500	475
Century Therapeutics Inc *	2,500	4
Certara Inc *	17,764	218
Cerus Corp *	38,497	87
CG oncology Inc *	3,000	111
Chemed Corp	2,345	1,375
Codexis Inc *	13,961	40
Cogent Biosciences Inc *	14,000	150
Coherus Biosciences Inc *	14,800	21
Collegium Pharmaceutical Inc *	4,900	188
Community Health Systems Inc *	28,329	154
CONMED Corp	4,208	308
Corbus Pharmaceuticals Holdings Inc *	1,700	104
Corcept Therapeutics Inc *	12,000	424
CorMedix Inc *	9,000	56
CorVel Corp *	1,534	492
Crinetics Pharmaceuticals Inc *	12,800	679
Cross Country Healthcare Inc *	7,179	107
CryoPort Inc *	9,400	88
Cullinan Therapeutics Inc *	6,400	125
CVRx Inc *	2,900	29
Cytek Biosciences Inc *	23,200	133
Cytokinetics Inc *	17,900	1,022
Day One Biopharmaceuticals Inc *	8,500	118
Definitive Healthcare Corp, Cl A *	7,300	34
Denali Therapeutics Inc *	21,100	516
DENTSPLY SIRONA Inc	34,300	867
Design Therapeutics Inc *	7,800	37

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dianthus Therapeutics Inc *	3,900	$112
Disc Medicine Inc, Cl A *	2,700	137
DocGo Inc *	13,700	52
Doximity Inc, Cl A *	19,300	710
Dynavax Technologies Corp, Cl A *	23,889	268
Dyne Therapeutics Inc *	13,000	599
Edgewise Therapeutics Inc *	11,900	223
Editas Medicine Inc, Cl A *	15,400	58
Elanco Animal Health Inc *	81,500	1,261
Embecta Corp	6,500	106
Enanta Pharmaceuticals Inc *	4,700	61
Encompass Health Corp	15,841	1,474
Enhabit Inc *	10,870	92
Enliven Therapeutics Inc *	4,600	101
Enovis Corp *	8,363	390
Ensign Group Inc/The	9,136	1,383
Entrada Therapeutics Inc *	4,200	74
Envista Holdings Corp *	26,400	482
Erasca Inc *	14,600	42
Esperion Therapeutics Inc *	31,100	57
Evolent Health Inc, Cl A *	17,700	566
Evolus Inc *	11,000	175
Exact Sciences Corp *	29,726	1,834
Exelixis Inc *	47,400	1,234
EyePoint Pharmaceuticals Inc *	4,500	40
Fate Therapeutics Inc *	18,600	68
Foghorn Therapeutics Inc *	4,200	35
Fortrea Holdings Inc *	14,200	327
Fulcrum Therapeutics Inc *	10,200	87
Fulgent Genetics Inc *	4,700	106
GeneDx Holdings Corp, Cl A *	2,000	64
Generation Bio Co *	9,900	26
Geron Corp *	98,170	466
Glaukos Corp *	7,649	1,024
Globus Medical Inc, Cl A *	18,558	1,349
GRAIL Inc *	4,633	65
Guardant Health Inc *	18,800	481
Haemonetics Corp *	8,047	608
Halozyme Therapeutics Inc *	19,658	1,255
Harmony Biosciences Holdings Inc *	5,300	191
Harrow Inc *	5,200	210
Health Catalyst Inc *	12,300	88
HealthEquity Inc *	13,300	1,058
HealthStream Inc	3,964	115
Heron Therapeutics Inc *	20,900	40
HilleVax Inc *	2,600	5
Hims & Hers Health Inc *	31,200	460
Humacyte Inc *	14,991	91
ICU Medical Inc *	3,127	517
Ideaya Biosciences Inc *	12,300	486
IGM Biosciences Inc *	1,200	12
Illumina Inc *	25,600	3,364
ImmunityBio Inc *	20,800	82

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Immunome Inc *	8,500	$129
Immunovant Inc *	10,200	315
Inari Medical Inc *	8,500	367
Inmode Ltd *	12,000	201
Innovage Holding Corp *	3,900	25
Innoviva Inc *	9,309	180
Inogen Inc *	4,100	50
Inozyme Pharma Inc *	8,500	47
Insmed Inc *	25,500	1,950
Inspire Medical Systems Inc *	4,800	863
Integer Holdings Corp *	5,530	719
Integra LifeSciences Holdings Corp *	11,304	230
Intellia Therapeutics Inc *	16,400	368
Intra-Cellular Therapies Inc *	17,000	1,246
Ionis Pharmaceuticals Inc *	23,594	1,125
Iovance Biotherapeutics Inc *	38,300	447
iRadimed Corp	1,100	52
iRhythm Technologies Inc *	5,600	397
Ironwood Pharmaceuticals Inc, Cl A *	27,354	138
iTeos Therapeutics Inc *	4,600	78
Janux Therapeutics Inc *	4,600	216
Jasper Therapeutics Inc *	1,900	41
Jazz Pharmaceuticals PLC *	9,700	1,125
Joint Corp/The *	3,000	34
KalVista Pharmaceuticals Inc *	4,700	63
Keros Therapeutics Inc *	4,800	218
Kiniksa Pharmaceuticals International Plc, Cl A *	6,700	179
Kodiak Sciences Inc *	7,600	19
Krystal Biotech Inc *	4,100	800
Kura Oncology Inc *	13,700	289
Kymera Therapeutics Inc *	7,600	368
Lantheus Holdings Inc *	10,700	1,139
Larimar Therapeutics Inc *	6,900	55
LeMaitre Vascular Inc	3,800	343
Lexicon Pharmaceuticals Inc *	17,105	30
LifeMD Inc *	5,700	30
LifeStance Health Group Inc *	20,600	130
Ligand Pharmaceuticals Inc *	2,328	246
Liquidia Corp *	10,700	102
LivaNova PLC *	8,600	433
Longboard Pharmaceuticals Inc *	5,300	191
Lyell Immunopharma Inc *	33,800	49
MacroGenics Inc *	12,600	44
Madrigal Pharmaceuticals Inc *	2,900	717
MannKind Corp *	43,600	273
Maravai LifeSciences Holdings Inc, Cl A *	13,018	118
Masimo Corp *	7,093	834
MaxCyte Inc *	20,500	89
Medpace Holdings Inc *	4,100	1,457
MeiraGTx Holdings plc *	6,700	27
Merit Medical Systems Inc *	9,175	887
Mersana Therapeutics Inc *	15,600	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mesa Laboratories Inc	1,100	$147
MiMedx Group Inc *	13,300	91
Mind Medicine MindMed Inc *	11,800	72
Mineralys Therapeutics Inc *	4,700	58
Mirum Pharmaceuticals Inc *	6,400	276
ModivCare Inc *	2,458	71
Monte Rosa Therapeutics Inc *	8,900	55
Myriad Genetics Inc *	14,226	403
Nano-X Imaging Ltd, Cl X *	11,200	71
Natera Inc *	18,400	2,176
National HealthCare Corp	1,994	273
National Research Corp, Cl A	3,212	73
Nautilus Biotechnology Inc, Cl A *	6,155	16
Neogen Corp *	35,012	604
NeoGenomics Inc *	18,300	302
Neumora Therapeutics Inc *	13,800	159
Neurocrine Biosciences Inc *	16,200	2,058
Neurogene Inc *	1,700	64
Nevro Corp *	7,800	48
Nkarta Inc *	7,474	40
Novavax Inc *	23,268	288
Novocure Ltd *	15,700	305
Nurix Therapeutics Inc *	10,000	252
Nuvalent Inc, Cl A *	4,700	400
Nuvation Bio Inc *	34,000	109
Ocugen Inc *	42,100	55
Ocular Therapeutix Inc *	18,400	162
Olema Pharmaceuticals Inc *	7,200	85
OmniAb Inc, Cl W *	16,797	70
Omnicell Inc *	5,812	259
OPKO Health Inc *	53,584	90
OptimizeRx Corp *	4,000	33
Option Care Health Inc *	27,327	875
OraSure Technologies Inc *	16,939	76
Organogenesis Holdings Inc, Cl A *	12,321	36
Organon & Co	41,800	934
ORIC Pharmaceuticals Inc *	14,400	149
Orthofix Medical Inc *	6,953	121
OrthoPediatrics Corp *	2,800	89
Outlook Therapeutics Inc *	935	7
Owens & Minor Inc *	11,239	175
Pacific Biosciences of California Inc *	46,800	64
Pacira BioSciences Inc *	6,545	102
PACS Group Inc *	4,100	163
Paragon 28 Inc *	5,500	46
Patterson Cos Inc	13,200	297
Pediatrix Medical Group Inc *	17,356	189
Pennant Group Inc/The *	3,268	112
Penumbra Inc *	6,100	1,234
PepGen Inc *	2,600	25
Perrigo Co PLC	21,400	623
Perspective Therapeutics Inc *	7,700	122
PetIQ Inc, Cl A *	4,400	134

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Phathom Pharmaceuticals Inc *	5,900	$97
Phibro Animal Health Corp, Cl A	4,800	101
Phreesia Inc *	8,400	216
Pliant Therapeutics Inc *	11,200	149
Praxis Precision Medicines Inc *	2,800	149
Precigen Inc *	21,300	23
Premier Inc, Cl A	18,700	381
Prestige Consumer Healthcare Inc *	7,979	596
Prime Medicine Inc *	7,800	33
Privia Health Group Inc *	16,800	338
PROCEPT BioRobotics Corp *	7,200	569
Progyny Inc *	15,000	352
ProKidney Corp, Cl A *	12,200	29
Protagonist Therapeutics Inc *	10,100	433
Prothena Corp PLC *	7,900	176
PTC Therapeutics Inc *	12,600	445
Pulmonx Corp *	6,600	48
QIAGEN NV	35,307	1,614
Quanterix Corp *	7,000	91
Quantum-Si Inc *	21,500	20
QuidelOrtho Corp *	7,471	316
R1 RCM Inc *	24,300	343
RadNet Inc *	10,900	723
RAPT Therapeutics Inc *	5,700	12
Recursion Pharmaceuticals Inc, Cl A *	34,000	248
REGENXBIO Inc *	9,300	114
Relay Therapeutics Inc *	15,500	105
Repligen Corp *	8,922	1,347
Replimune Group Inc, Cl Rights *	7,600	77
Revance Therapeutics Inc *	15,800	104
REVOLUTION Medicines Inc *	25,004	1,066
Rhythm Pharmaceuticals Inc *	8,800	416
Rigel Pharmaceuticals Inc *	3,706	50
Rocket Pharmaceuticals Inc *	11,300	213
Roivant Sciences Ltd *	58,100	711
Royalty Pharma PLC, Cl A	62,900	1,826
RxSight Inc *	5,600	316
Sage Therapeutics Inc *	10,700	90
Sana Biotechnology Inc *	18,300	111
Sarepta Therapeutics Inc *	14,600	1,982
Savara Inc *	24,200	103
Scholar Rock Holding Corp *	7,400	69
Schrodinger Inc/United States *	9,700	204
Scilex Holding Co *	12,212	124
Select Medical Holdings Corp	15,765	569
SI-BONE Inc *	7,300	121
SIGA Technologies Inc	10,000	90
Sight Sciences Inc *	2,400	16
Silk Road Medical Inc *	7,600	206
Simulations Plus Inc	1,700	62
Soleno Therapeutics Inc *	3,600	176
Sotera Health Co *	20,424	315
SpringWorks Therapeutics Inc *	12,100	505

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spyre Therapeutics Inc *	5,700	$164
STAAR Surgical Co *	7,378	244
Standard BioTools Inc *	49,600	106
Stoke Therapeutics Inc *	4,300	63
Summit Therapeutics Inc *	14,200	184
Supernus Pharmaceuticals Inc *	6,700	236
Surgery Partners Inc *	12,000	383
Surmodics Inc *	3,044	121
Sutro Biopharma Inc *	9,400	43
Syndax Pharmaceuticals Inc *	11,200	230
Tactile Systems Technology Inc *	4,900	67
Talkspace Inc *	20,200	40
Tandem Diabetes Care Inc *	9,200	400
Tango Therapeutics Inc *	5,100	60
Tarsus Pharmaceuticals Inc *	6,000	163
Taysha Gene Therapies Inc *	26,300	59
Teladoc Health Inc *	30,540	219
Tenaya Therapeutics Inc *	3,000	8
Tenet Healthcare Corp *	15,600	2,587
Terns Pharmaceuticals Inc *	14,200	108
TG Therapeutics Inc *	20,500	482
Theravance Biopharma Inc *	6,045	50
Third Harmonic Bio Inc *	3,300	38
Tourmaline Bio Inc	3,800	64
TransMedics Group Inc *	5,300	891
Travere Therapeutics Inc *	13,800	131
Treace Medical Concepts Inc *	6,200	38
TScan Therapeutics Inc *	6,300	35
Twist Bioscience Corp *	9,900	428
Tyra Biosciences Inc *	2,600	59
UFP Technologies Inc *	1,200	409
Ultragenyx Pharmaceutical Inc *	13,400	761
United Therapeutics Corp *	7,064	2,568
UroGen Pharma Ltd *	5,900	82
US Physical Therapy Inc	2,826	242
Utah Medical Products Inc	1,000	68
Vanda Pharmaceuticals Inc *	11,800	62
Varex Imaging Corp *	8,600	107
Vaxcyte Inc *	17,900	1,446
Veeva Systems Inc, Cl A *	23,793	5,150
Ventyx Biosciences Inc *	9,300	21
Vera Therapeutics Inc, Cl A *	6,700	253
Veracyte Inc *	12,300	388
Vericel Corp *	8,200	424
Verve Therapeutics Inc *	10,000	67
Viemed Healthcare Inc *	11,500	87
Viking Therapeutics Inc *	17,300	1,109
Vir Biotechnology Inc *	13,100	108
Viridian Therapeutics Inc *	10,300	151
Voyager Therapeutics Inc *	10,800	71
WaVe Life Sciences Ltd *	16,300	94
Xencor Inc *	10,000	175
Xeris Biopharma Holdings Inc *	29,100	82

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Y-mAbs Therapeutics Inc *	8,800	$126
Zentalis Pharmaceuticals Inc *	10,300	36
Zimvie Inc *	4,800	83
Zymeworks Inc *	10,600	124
Zynex Inc *	4,180	33

		138,602
Industrials — 17.0%
3D Systems Corp *	27,947	60
AAON Inc	11,075	1,058
AAR Corp *	6,229	410
ABM Industries Inc	10,455	598
ACCO Brands Corp	22,029	121
Acuity Brands Inc	4,825	1,229
ACV Auctions Inc, Cl A *	24,300	455
Advanced Drainage Systems Inc	10,600	1,662
AECOM	21,548	2,158
AeroVironment Inc *	4,325	881
AerSale Corp *	7,700	39
AGCO Corp	9,723	885
Air Lease Corp, Cl A	16,831	779
Air Transport Services Group Inc *	7,736	130
Alamo Group Inc	1,535	285
Alaska Air Group Inc *	20,600	744
Albany International Corp, Cl A	4,898	461
Alight Inc, Cl A *	78,100	583
Allegiant Travel Co, Cl A	2,050	86
Allient Inc	2,650	56
Allison Transmission Holdings Inc	14,076	1,306
Alta Equipment Group Inc	4,403	30
Ameresco Inc, Cl A *	5,279	161
American Superconductor Corp *	5,600	113
American Woodmark Corp *	2,284	205
API Group Corp *	36,900	1,312
Apogee Enterprises Inc	3,911	261
Applied Industrial Technologies Inc	6,061	1,243
ArcBest Corp	3,790	403
Archer Aviation Inc, Cl A *	32,200	109
Arcosa Inc	7,813	715
Argan Inc	1,579	125
Aris Water Solutions Inc, Cl A	4,200	71
Armstrong World Industries Inc	7,177	910
Array Technologies Inc *	28,987	195
Astec Industries Inc	2,763	93
Astronics Corp *	3,874	87
Astronics Corp, Cl B *	2,395	53
Atkore Inc	5,700	532
Atmus Filtration Technologies Inc	14,500	520
Avis Budget Group Inc	2,660	218
AZEK Co Inc/The, Cl A *	22,900	976
AZZ Inc	3,996	332
Barnes Group Inc	7,652	306
Barrett Business Services Inc	2,936	107
Beacon Roofing Supply Inc *	10,370	940

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blade Air Mobility Inc *	12,600	$39
Blink Charging Co *	8,500	16
Bloom Energy Corp, Cl A *	29,400	350
Blue Bird Corp *	4,392	225
BlueLinx Holdings Inc *	1,000	101
Boise Cascade Co	5,970	810
Booz Allen Hamilton Holding Corp, Cl A	20,665	3,281
Bowman Consulting Group Ltd, Cl A *	3,000	72
BrightView Holdings Inc *	9,600	153
Brink's Co/The	6,906	766
Brookfield Business Corp, Cl A	2,200	50
BWX Technologies Inc	14,724	1,517
CACI International Inc, Cl A *	3,532	1,724
Cadre Holdings Inc	3,700	134
Carlisle Cos Inc	7,577	3,211
Casella Waste Systems Inc, Cl A *	9,191	991
CBIZ Inc *	7,845	577
CECO Environmental Corp *	5,900	171
Centuri Holdings Inc *	2,200	38
ChargePoint Holdings Inc *	55,200	104
Chart Industries Inc *	6,572	804
Cimpress PLC *	2,299	227
Clarivate PLC *	60,600	416
Clean Harbors Inc *	8,176	2,010
CNH Industrial NV	138,400	1,431
Columbus McKinnon Corp/NY	3,665	125
Comfort Systems USA Inc	5,591	1,977
CompX International Inc	400	12
Concentrix Corp	7,081	533
Concrete Pumping Holdings Inc *	3,900	25
Conduent Inc *	15,000	57
Construction Partners Inc, Cl A *	7,400	488
Core & Main Inc, Cl A *	27,500	1,321
CoreCivic Inc *‡	20,002	276
Costamare Inc	7,100	101
Covenant Logistics Group Inc, Cl A	1,400	74
CRA International Inc	905	153
Crane Co	8,129	1,287
CSG Systems International Inc	4,817	234
CSW Industrials Inc	2,500	844
Curtiss-Wright Corp	6,078	1,920
Custom Truck One Source Inc *	14,400	59
Deluxe Corp	5,254	108
Distribution Solutions Group Inc *	400	15
DNOW Inc *	17,300	225
Donaldson Co Inc	18,846	1,371
Douglas Dynamics Inc	5,222	145
Driven Brands Holdings Inc *	12,800	184
Ducommun Inc *	2,400	156
Dun & Bradstreet Holdings Inc	50,600	607
DXP Enterprises Inc/TX *	1,462	80
Dycom Industries Inc *	4,707	828
EMCOR Group Inc	7,587	2,982

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy Recovery Inc *	5,800	$94
Energy Vault Holdings Inc *	13,900	14
Enerpac Tool Group Corp, Cl A	7,742	319
EnerSys	6,583	667
Ennis Inc	5,288	126
Enovix Corp *	27,300	260
Enpro Inc	3,368	542
Enviri Corp *	8,128	97
Esab Corp	9,262	972
ESCO Technologies Inc	3,977	477
ExlService Holdings Inc *	26,315	962
Exponent Inc	8,172	885
Federal Signal Corp	9,747	921
Ferguson Enterprises Inc	32,400	6,665
First Advantage Corp *	5,600	107
Flowserve Corp	21,600	1,077
Fluence Energy Inc, Cl A *	9,400	173
Fluor Corp *	27,100	1,357
Forrester Research Inc *	2,464	47
Fortune Brands Innovations Inc	19,700	1,564
Forward Air Corp	5,318	169
Franklin Covey Co *	1,404	57
Franklin Electric Co Inc	7,481	777
Frontier Group Holdings Inc *	9,200	33
FTAI Aviation Ltd	16,400	2,096
FTAI Infrastructure Inc	19,500	194
FTI Consulting Inc *	5,868	1,340
FuelCell Energy Inc *	85,700	35
Gates Industrial Corp PLC *	33,900	616
GATX Corp	5,752	812
Genco Shipping & Trading Ltd	7,300	128
Genpact Ltd	27,950	1,096
GEO Group Inc/The *	21,385	297
Gibraltar Industries Inc *	5,560	387
Global Industrial Co	2,900	97
GMS Inc *	6,600	573
Golden Ocean Group Ltd	20,100	247
Gorman-Rupp Co/The	3,377	132
Graco Inc	26,005	2,168
GrafTech International Ltd *	46,100	32
Graham Corp *	1,700	54
Granite Construction Inc	6,334	476
Great Lakes Dredge & Dock Corp *	14,980	149
Greenbrier Cos Inc/The	5,023	243
Griffon Corp	6,637	439
GXO Logistics Inc *	18,090	905
H&E Equipment Services Inc	5,525	266
Hawaiian Holdings Inc *	4,380	76
Hayward Holdings Inc *	20,100	298
Healthcare Services Group Inc *	12,139	132
Heartland Express Inc	9,772	121
HEICO Corp	6,718	1,724
HEICO Corp, Cl A	13,482	2,698

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heidrick & Struggles International Inc	1,852	$71
Helios Technologies Inc	5,877	260
Herc Holdings Inc	4,567	668
Hertz Global Holdings Inc *	26,900	82
Hexcel Corp	13,098	829
Hillenbrand Inc	11,580	382
Hillman Solutions Corp *	33,100	329
Himalaya Shipping Ltd	4,900	38
HNI Corp	7,762	418
Hub Group Inc, Cl A	9,924	468
Hudson Technologies Inc *	5,300	44
Huron Consulting Group Inc *	2,911	321
Hyliion Holdings Corp *	27,400	51
Hyster-Yale Inc	2,002	126
IBEX Holdings Ltd *	1,200	21
ICF International Inc	2,668	442
IES Holdings Inc *	1,000	187
Innodata Inc *	3,700	64
Insperity Inc	5,724	538
Insteel Industries Inc	4,141	142
Interface Inc, Cl A	7,545	142
ITT Inc	13,163	1,833
Janus International Group Inc *	23,300	256
JELD-WEN Holding Inc *	14,300	204
JetBlue Airways Corp *	50,381	256
Joby Aviation Inc *	66,100	331
John Bean Technologies Corp	5,031	452
Kadant Inc	1,925	618
Karat Packaging Inc	1,000	25
KBR Inc	21,245	1,474
Kelly Services Inc, Cl A	3,895	82
Kennametal Inc	13,014	337
Kforce Inc	3,237	212
Kirby Corp *	9,226	1,106
Knight-Swift Transportation Holdings Inc, Cl A	24,427	1,279
Korn Ferry	8,558	625
Kratos Defense & Security Solutions Inc *	24,316	558
Landstar System Inc	5,344	976
Legalzoom.com Inc *	21,900	148
Lennox International Inc	5,029	2,968
Leonardo DRS Inc *	11,400	325
Limbach Holdings Inc *	900	58
Lincoln Electric Holdings Inc	8,733	1,691
Lindsay Corp	1,927	239
Liquidity Services Inc *	1,422	31
Loar Holdings Inc *	1,700	126
LSI Industries Inc	7,400	118
Luxfer Holdings PLC	7,600	85
Lyft Inc, Cl A *	57,200	668
Manitowoc Co Inc/The *	7,787	79
ManpowerGroup Inc	7,956	588
Marten Transport Ltd	9,729	170

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MasTec Inc *	9,882	$1,118
Masterbrand Inc *	22,700	364
Matrix Service Co *	4,300	43
Matson Inc	5,552	768
Matthews International Corp, Cl A	3,213	81
Maximus Inc	9,316	859
McGrath RentCorp	4,048	438
MDU Resources Group Inc	33,032	849
Mercury Systems Inc *	8,023	304
Middleby Corp/The *	8,325	1,171
Miller Industries Inc/TN	2,311	140
MillerKnoll Inc	10,207	301
Montrose Environmental Group Inc *	5,900	194
Moog Inc, Cl A	4,624	913
MRC Global Inc *	13,812	182
MSA Safety Inc	5,844	1,067
MSC Industrial Direct Co Inc, Cl A	6,903	568
Mueller Industries Inc	18,316	1,332
Mueller Water Products Inc, Cl A	24,112	518
MYR Group Inc *	2,379	240
National Presto Industries Inc	1,091	85
NEXTracker Inc, Cl A *	19,200	781
NL Industries Inc	2,000	13
Northwest Pipe Co *	2,600	114
NuScale Power Corp *	12,800	105
NV5 Global Inc *	2,000	192
nVent Electric PLC	26,500	1,801
Omega Flex Inc	600	28
OPENLANE Inc *	16,029	278
Orion Group Holdings Inc *	5,000	38
Oshkosh Corp	10,217	1,103
Owens Corning	13,760	2,322
Pangaea Logistics Solutions Ltd	2,100	14
Park Aerospace Corp	5,082	69
Parsons Corp *	7,600	726
Paycor HCM Inc *	10,900	154
Paylocity Holding Corp *	7,000	1,130
Pitney Bowes Inc	26,400	187
Planet Labs PBC *	38,700	104
Plug Power Inc *	103,700	195
Powell Industries Inc	1,564	262
Preformed Line Products Co	690	83
Primoris Services Corp	9,147	516
Proto Labs Inc *	4,199	128
Quad/Graphics Inc, Cl A	6,600	31
Quanex Building Products Corp	4,065	112
Radiant Logistics Inc *	12,400	79
RB Global Inc	29,333	2,526
RBC Bearings Inc *	4,495	1,339
Regal Rexnord Corp	10,438	1,752
Resideo Technologies Inc *	23,300	470
Resources Connection Inc	6,981	73
REV Group Inc	8,400	267

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Robert Half Inc	16,000	$1,003
Rocket Lab USA Inc *	52,300	328
Rush Enterprises Inc, Cl A	9,347	493
Rush Enterprises Inc, Cl B	1,050	49
RXO Inc *	19,190	546
Ryder System Inc	6,800	988
Safe Bulkers Inc	12,300	63
Saia Inc *	4,192	1,575
Schneider National Inc, Cl B	7,800	211
Science Applications International Corp	7,876	1,029
Sensata Technologies Holding PLC	23,400	902
SES AI Corp *	24,300	26
Shoals Technologies Group Inc, Cl A *	31,600	170
Shyft Group Inc/The	7,900	112
Simpson Manufacturing Co Inc	6,743	1,234
SiteOne Landscape Supply Inc *	7,400	1,050
SkyWest Inc *	6,322	490
Spirit AeroSystems Holdings Inc, Cl A *	19,175	675
Spirit Airlines Inc	22,647	58
SPX Technologies Inc *	7,394	1,206
SS&C Technologies Holdings Inc	34,218	2,569
Standex International Corp	2,129	380
Steelcase Inc, Cl A	15,257	216
Stem Inc *	32,700	19
Stericycle Inc *	14,200	841
Sterling Check Corp *	3,600	58
Sterling Infrastructure Inc *	4,800	574
Sun Country Airlines Holdings Inc *	4,900	54
Sunrun Inc *	33,210	681
Tecnoglass Inc	3,700	229
Tennant Co	3,238	316
Terex Corp	10,670	606
Tetra Tech Inc	8,542	2,031
Thermon Group Holdings Inc *	6,882	216
Timken Co/The	10,709	905
Titan International Inc *	10,800	90
Titan Machinery Inc *	4,312	65
Toro Co/The	16,700	1,546
TPI Composites Inc *	7,500	32
Transcat Inc *	1,600	198
TransUnion	30,994	3,001
Trex Co Inc *	17,160	1,094
TriNet Group Inc	5,151	530
Trinity Industries Inc	14,342	473
Triumph Group Inc *	10,596	148
TrueBlue Inc *	8,328	66
TTEC Holdings Inc	4,227	22
Tutor Perini Corp *	8,051	193
UFP Industries Inc	9,565	1,164
U-Haul Holding Co *	500	36
U-Haul Holding Co, Cl B	16,600	1,135
UniFirst Corp/MA	2,440	463
Universal Logistics Holdings Inc	1,900	80

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Upwork Inc *	18,600	$179
V2X Inc *	2,679	152
Valmont Industries Inc	3,014	861
Verra Mobility Corp, Cl A *	27,400	757
Vertiv Holdings Co, Cl A	57,700	4,791
Vestis Corp	18,250	257
Viad Corp *	4,271	147
Vicor Corp *	3,800	146
Virgin Galactic Holdings Inc *	2,565	17
VSE Corp	2,500	233
Wabash National Corp	8,041	156
Watsco Inc	5,559	2,643
Watts Water Technologies Inc, Cl A	4,156	817
Werner Enterprises Inc	10,390	384
WESCO International Inc	6,765	1,119
Willdan Group Inc *	2,400	91
WillScot Holdings Corp, Cl A *	29,211	1,126
WNS Holdings Ltd *	7,600	450
Woodward Inc	9,842	1,640
Xometry Inc, Cl A *	7,000	137
XPO Inc *	18,190	2,085
Zurn Elkay Water Solutions Corp	24,026	779

		198,875
Information Technology — 16.2%
8x8 Inc *	25,314	48
908 Devices Inc *	5,300	21
A10 Networks Inc	13,400	185
ACI Worldwide Inc *	17,312	872
ACM Research Inc, Cl A *	7,200	130
Adeia Inc	12,450	157
ADTRAN Holdings Inc *	15,797	88
Advanced Energy Industries Inc	6,019	639
Aehr Test Systems *	5,100	78
Aeva Technologies Inc *	4,560	15
Agilysys Inc *	3,900	441
Alarm.com Holdings Inc *	7,700	458
Alkami Technology Inc *	6,400	213
Allegro MicroSystems Inc *	11,700	287
Alpha & Omega Semiconductor Ltd *	3,400	142
Altair Engineering Inc, Cl A *	9,000	813
Ambarella Inc *	5,745	343
Amdocs Ltd	17,868	1,554
American Software Inc/GA, Cl A	7,072	81
Amkor Technology Inc	17,938	590
Amplitude Inc, Cl A *	13,700	121
Appfolio Inc, Cl A *	3,600	835
Appian Corp, Cl A *	6,000	195
Applied Digital Corp *	16,200	59
Applied Optoelectronics Inc *	6,100	69
AppLovin Corp, Cl A *	42,000	3,901
Arlo Technologies Inc *	12,552	147
Arrow Electronics Inc *	8,325	1,125
Asana Inc, Cl A *	12,000	169

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ASGN Inc *	7,069	$680
Aspen Technology Inc *	4,270	1,000
Astera Labs Inc *	3,600	155
Atlassian Corp, Cl A *	25,241	4,180
Aurora Innovation Inc, Cl A *	138,200	645
AvePoint Inc *	20,900	241
Aviat Networks Inc *	2,100	58
Avnet Inc	13,499	745
Axcelis Technologies Inc *	5,250	574
Badger Meter Inc	4,824	998
Bel Fuse Inc, Cl B	2,100	142
Belden Inc	6,623	711
Benchmark Electronics Inc	6,630	282
Bentley Systems Inc, Cl B	22,200	1,143
BigCommerce Holdings Inc *	14,700	86
BILL Holdings Inc *	16,977	926
Bit Digital Inc *	20,100	65
Blackbaud Inc *	6,855	573
BlackLine Inc *	9,100	451
Blend Labs Inc, Cl A *	38,000	139
Box Inc, Cl A *	22,600	737
Braze Inc, Cl A *	8,300	372
C3.ai Inc, Cl A *	12,700	296
Calix Inc *	9,645	359
CCC Intelligent Solutions Holdings Inc *	70,800	763
Cerence Inc *	8,510	28
CEVA Inc *	5,138	123
Ciena Corp *	22,886	1,319
Cipher Mining Inc *	28,400	100
Cirrus Logic Inc *	8,595	1,252
Cleanspark Inc *	36,400	389
Clear Secure Inc, Cl A	14,000	425
Clearfield Inc *	2,600	97
Clearwater Analytics Holdings Inc, Cl A *	23,000	570
Climb Global Solutions Inc	700	67
Cloudflare Inc, Cl A *	48,300	3,967
Cognex Corp	27,216	1,099
Coherent Corp *	21,201	1,653
Cohu Inc *	8,336	224
CommScope Holding Co Inc *	31,200	120
CommVault Systems Inc *	6,884	1,070
Confluent Inc, Cl A *	40,000	849
Consensus Cloud Solutions Inc *	3,585	86
Core Scientific Inc *	29,300	302
Corsair Gaming Inc *	6,200	43
Couchbase Inc *	7,800	153
Crane NXT Co	7,629	448
Credo Technology Group Holding Ltd *	21,200	740
CS Disco Inc *	5,000	28
CTS Corp	4,045	199
Daily Journal Corp *	300	149
Daktronics Inc *	4,000	58
Datadog Inc, Cl A *	47,955	5,575

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dave Inc *	1,300	$49
Dell Technologies Inc, Cl C	39,900	4,610
Diebold Nixdorf Inc *	4,200	188
Digi International Inc *	5,701	168
Digimarc Corp *	2,876	83
Digital Turbine Inc *	20,700	67
DigitalOcean Holdings Inc *	10,200	382
Diodes Inc *	7,142	498
DocuSign Inc, Cl A *	32,580	1,929
Dolby Laboratories Inc, Cl A	8,904	635
Domo Inc, Cl B *	6,432	48
DoubleVerify Holdings Inc *	23,800	469
Dropbox Inc, Cl A *	38,400	965
DXC Technology Co *	30,100	622
Dynatrace Inc *	41,200	2,086
E2open Parent Holdings Inc *	23,200	104
Eastman Kodak Co *	9,600	51
eGain Corp *	4,900	35
Elastic NV *	13,500	1,029
Enfusion Inc, Cl A *	4,900	41
Entegris Inc	24,030	2,784
Envestnet Inc *	7,352	461
ePlus Inc *	4,276	410
EverCommerce Inc *	7,100	76
Evolv Technologies Holdings Inc *	18,900	75
Extreme Networks Inc *	17,287	272
Fabrinet *	5,815	1,417
FARO Technologies Inc *	4,508	81
Fastly Inc, Cl A *	23,900	144
Five9 Inc *	11,600	374
FormFactor Inc *	12,719	620
Freshworks Inc, Cl A *	33,500	391
Gitlab Inc, Cl A *	19,600	929
GLOBALFOUNDRIES Inc *	15,500	724
Globant SA *	6,900	1,395
Grid Dynamics Holdings Inc *	11,600	162
Guidewire Software Inc *	13,269	1,974
Hackett Group Inc/The	3,700	98
Harmonic Inc *	16,994	246
HashiCorp Inc, Cl A *	15,900	540
HubSpot Inc *	7,873	3,929
Hut 8 Corp *	13,200	133
Ichor Holdings Ltd *	5,400	167
iLearningEngines Holdings Inc *	4,800	7
Immersion Corp	8,400	79
Impinj Inc *	3,700	622
indie Semiconductor Inc, Cl A *	27,400	114
Infinera Corp *	24,884	157
Informatica Inc, Cl A *	10,600	264
Information Services Group Inc	8,000	28
Insight Enterprises Inc *	4,398	955
Instructure Holdings Inc *	2,600	61
Intapp Inc *	6,400	296

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
InterDigital Inc	3,717	$515
IonQ Inc *	29,900	222
IPG Photonics Corp *	4,700	321
Itron Inc *	7,411	758
Jamf Holding Corp *	9,600	178
Kimball Electronics Inc *	5,693	105
Knowles Corp *	15,300	282
Kulicke & Soffa Industries Inc	9,000	394
Kyndryl Holdings Inc *	37,300	884
Lattice Semiconductor Corp *	21,562	1,021
Lightwave Logic Inc *	27,900	82
Littelfuse Inc	4,031	1,097
LiveRamp Holdings Inc *	10,174	264
Lumentum Holdings Inc *	11,070	638
MACOM Technology Solutions Holdings Inc *	8,725	953
Manhattan Associates Inc *	9,780	2,586
Marathon Digital Holdings Inc *	44,900	750
Marvell Technology Inc	137,812	10,507
Matterport Inc *	29,400	133
MaxLinear Inc, Cl A *	13,444	204
MeridianLink Inc *	5,300	121
Methode Electronics Inc	6,784	71
MicroStrategy Inc, Cl A *	25,130	3,328
MicroVision Inc *	35,100	33
Mirion Technologies Inc, Cl A *	35,300	383
Mitek Systems Inc *	9,100	85
MKS Instruments Inc	10,623	1,267
MongoDB Inc, Cl A *	10,900	3,170
N-able Inc/US *	11,350	146
Napco Security Technologies Inc	5,600	260
Navitas Semiconductor Corp, Cl A *	20,200	61
nCino Inc *	13,700	410
NCR Voyix Corp *	25,883	349
NETGEAR Inc *	6,692	109
NetScout Systems Inc *	9,058	195
NextNav Inc *	12,300	94
nLight Inc *	10,600	127
Novanta Inc *	5,562	1,019
Nutanix Inc, Cl A *	39,200	2,477
NVE Corp	900	75
Okta Inc, Cl A *	24,704	1,945
Olo Inc, Cl A *	22,100	116
ON24 Inc *	6,100	39
OneSpan Inc *	2,402	39
Onto Innovation Inc *	7,772	1,657
Ooma Inc *	6,900	72
OSI Systems Inc *	2,268	340
Ouster Inc *	7,100	50
Pagaya Technologies Ltd, Cl A *	6,600	99
PagerDuty Inc *	13,915	275
Palantir Technologies Inc, Cl A *	323,800	10,193
PAR Technology Corp *	5,800	313
PC Connection Inc	2,231	163

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PDF Solutions Inc *	5,153	$163
Pegasystems Inc	7,636	541
Perficient Inc *	5,200	391
Photronics Inc *	9,129	236
Plexus Corp *	4,328	554
Power Integrations Inc	8,378	562
Powerfleet Inc NJ *	14,900	74
PowerSchool Holdings Inc, Cl A *	9,800	223
Procore Technologies Inc *	17,400	1,031
Progress Software Corp	7,058	410
PROS Holdings Inc *	6,599	133
Pure Storage Inc, Cl A *	46,600	2,390
Q2 Holdings Inc *	9,400	698
Qualys Inc *	5,600	701
Rackspace Technology Inc *	11,600	27
Rambus Inc *	16,810	752
Rapid7 Inc *	9,700	367
Red Violet Inc *	1,100	32
Ribbon Communications Inc *	13,520	46
Rimini Street Inc *	10,000	18
RingCentral Inc, Cl A *	13,600	453
Riot Platforms Inc *	44,600	336
Rogers Corp *	3,093	332
Sanmina Corp *	9,066	629
Sapiens International Corp NV	3,800	138
ScanSource Inc *	3,396	173
SEMrush Holdings Inc, Cl A *	6,100	84
Semtech Corp *	11,575	507
SentinelOne Inc, Cl A *	38,000	895
Silicon Laboratories Inc *	5,182	613
SiTime Corp *	2,900	420
SkyWater Technology Inc *	1,700	15
SMART Global Holdings Inc *	8,600	178
SmartRent Inc, Cl A *	30,500	52
Smartsheet Inc, Cl A *	21,100	1,030
Snowflake Inc, Cl A *	50,800	5,803
SolarWinds Corp	7,850	100
SoundHound AI Inc, Cl A *	46,700	228
SoundThinking Inc *	1,400	20
Sprinklr Inc, Cl A *	17,700	159
Sprout Social Inc, Cl A *	8,800	274
SPS Commerce Inc *	5,758	1,150
Squarespace Inc, Cl A *	9,400	428
Synaptics Inc *	6,387	520
TD SYNNEX Corp	11,681	1,418
Tenable Holdings Inc *	18,700	772
Teradata Corp *	16,100	455
Terawulf Inc *	37,800	165
Thoughtworks Holding Inc *	20,500	89
TTM Technologies Inc *	17,487	340
Tucows Inc, Cl A *	2,200	47
Turtle Beach Corp *	4,000	63
Twilio Inc, Cl A *	27,642	1,735

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ubiquiti Inc	700	$135
UiPath Inc, Cl A *	63,700	820
Ultra Clean Holdings Inc *	6,352	240
Unisys Corp *	15,183	84
Unity Software Inc *	48,700	797
Universal Display Corp	7,451	1,443
Varonis Systems Inc, Cl B *	18,100	1,024
Veeco Instruments Inc *	9,110	323
Verint Systems Inc *	8,350	263
Vertex Inc, Cl A *	8,900	344
Viant Technology Inc, Cl A *	2,600	29
Viasat Inc *	18,256	287
Viavi Solutions Inc *	38,900	335
Vishay Intertechnology Inc	20,317	409
Vishay Precision Group Inc *	3,164	87
Vontier Corp	24,300	851
Weave Communications Inc *	2,600	29
Wolfspeed Inc *	19,923	194
Workday Inc, Cl A *	33,866	8,913
Workiva Inc, Cl A *	8,000	625
Xerox Holdings Corp	18,000	204
Xperi Inc *	9,580	85
Yext Inc *	25,100	128
Zeta Global Holdings Corp, Cl A *	27,000	713
Zoom Video Communications Inc, Cl A *	39,421	2,723
Zscaler Inc *	14,700	2,940
Zuora Inc, Cl A *	14,700	129

		189,373
Materials — 5.1%
AdvanSix Inc	2,100	62
Alcoa Corp	40,000	1,284
Alpha Metallurgical Resources Inc	1,800	431
American Vanguard Corp	6,799	39
AptarGroup Inc	10,366	1,588
Arcadium Lithium PLC *	167,060	453
Arch Resources Inc	2,800	382
Ardagh Metal Packaging SA	48,350	173
Ashland Inc	8,308	744
Aspen Aerogels Inc *	9,600	275
ATI Inc *	20,400	1,303
Avient Corp	14,832	729
Axalta Coating Systems Ltd *	35,000	1,278
Balchem Corp	5,188	918
Berry Global Group Inc	18,041	1,242
Cabot Corp	8,532	897
Carpenter Technology Corp	7,801	1,129
Century Aluminum Co *	6,197	89
Chemours Co/The	24,200	470
Clearwater Paper Corp *	2,651	88
Cleveland-Cliffs Inc *	77,560	1,013
Coeur Mining Inc *	58,261	358
Commercial Metals Co	18,241	978
Compass Minerals International Inc	7,840	69

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Constellium SE, Cl A *	23,100	$387
CRH PLC	110,600	10,039
Crown Holdings Inc	18,551	1,677
Eagle Materials Inc	5,483	1,413
Ecovyst Inc *	19,100	137
Element Solutions Inc	37,100	992
Graphic Packaging Holding Co	48,617	1,455
Greif Inc, Cl A	3,119	195
Greif Inc, Cl B	1,300	88
Hawkins Inc	2,746	348
Haynes International Inc	1,123	68
HB Fuller Co	8,733	748
Hecla Mining Co	95,068	564
Huntsman Corp	27,624	609
i-80 Gold Corp *	38,100	40
Ingevity Corp *	5,400	213
Innospec Inc	4,113	474
Intrepid Potash Inc *	1,860	46
Ivanhoe Electric Inc / US *	9,500	67
Kaiser Aluminum Corp	2,754	205
Knife River Corp *	9,083	716
Koppers Holdings Inc	2,573	102
Kronos Worldwide Inc	5,084	59
Lifezone Metals Ltd *	6,000	37
Louisiana-Pacific Corp	10,542	1,023
LSB Industries Inc *	8,300	66
Materion Corp	2,874	334
Mativ Holdings Inc	10,288	195
Metallus Inc *	5,104	83
Metals Acquisition Ltd, Cl A *	8,900	100
Minerals Technologies Inc	5,324	411
MP Materials Corp *	18,100	234
Myers Industries Inc	8,418	129
NewMarket Corp	1,097	629
Novagold Resources Inc *	42,600	181
O-I Glass Inc, Cl I *	24,300	308
Olin Corp	18,516	809
Olympic Steel Inc	1,927	77
Orion SA	10,400	194
Pactiv Evergreen Inc	8,700	103
Perimeter Solutions SA *	19,300	226
Piedmont Lithium Inc *	3,100	26
PureCycle Technologies Inc *	17,400	106
Quaker Chemical Corp	1,934	327
Radius Recycling Inc, Cl A	5,956	90
Ramaco Resources Inc, Cl A	5,500	67
Ramaco Resources Inc, Cl B	1,100	12
Ranpak Holdings Corp, Cl A *	8,300	59
Rayonier Advanced Materials Inc *	13,917	111
Reliance Inc	9,138	2,619
Royal Gold Inc	10,902	1,528
RPM International Inc	20,188	2,347
Ryerson Holding Corp	4,900	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Scotts Miracle-Gro Co/The, Cl A	7,059	$501
Sealed Air Corp	23,600	825
Sensient Technologies Corp	6,635	516
Silgan Holdings Inc	13,560	709
Sonoco Products Co	14,921	844
Southern Copper Corp	14,356	1,460
SSR Mining Inc	24,700	128
Stepan Co	3,925	305
Summit Materials Inc, Cl A *	19,465	788
SunCoke Energy Inc	9,446	85
Sylvamo Corp	5,800	459
Tredegar Corp *	5,341	33
TriMas Corp	6,476	165
Tronox Holdings PLC	20,000	279
United States Lime & Minerals Inc	2,000	163
United States Steel Corp	35,700	1,353
Universal Stainless & Alloy Products Inc *	1,400	59
Valhi Inc	500	15
Warrior Met Coal Inc	8,200	503
Westlake Corp	5,310	772
Worthington Steel Inc	5,702	202

		59,327
Real Estate — 5.6%
Acadia Realty Trust ‡	14,339	323
Agree Realty Corp ‡	15,647	1,142
Alexander & Baldwin Inc ‡	10,291	204
Alexander's Inc ‡	488	112
American Assets Trust Inc ‡	7,791	212
American Healthcare REIT Inc ‡	10,700	224
American Homes 4 Rent, Cl A ‡	53,300	2,120
Americold Realty Trust Inc ‡	47,100	1,366
Anywhere Real Estate Inc *	23,502	115
Apartment Investment and Management Co, Cl A *‡	23,300	217
Apple Hospitality REIT Inc ‡	34,500	498
Armada Hoffler Properties Inc ‡	13,800	170
Braemar Hotels & Resorts Inc ‡	13,600	42
Brandywine Realty Trust ‡	18,539	97
Brixmor Property Group Inc ‡	47,700	1,306
Broadstone Net Lease Inc, Cl A ‡	31,000	567
BRT Apartments Corp ‡	2,400	46
CareTrust REIT Inc ‡	21,953	656
CBL & Associates Properties Inc ‡	3,700	98
Centerspace ‡	2,403	180
Chatham Lodging Trust ‡	10,435	89
City Office REIT Inc ‡	11,000	65
Clipper Realty Inc ‡	3,500	17
Community Healthcare Trust Inc ‡	5,400	101
Compass Inc, Cl A *	63,100	324
COPT Defense Properties ‡	17,730	528
Cousins Properties Inc ‡	24,345	694
CTO Realty Growth Inc ‡	4,254	81
CubeSmart ‡	36,022	1,867

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cushman & Wakefield PLC *	37,600	$489
DiamondRock Hospitality Co ‡	37,807	332
DigitalBridge Group Inc	25,598	320
Diversified Healthcare Trust ‡	48,507	169
Douglas Emmett Inc ‡	25,085	401
Easterly Government Properties Inc, Cl A ‡	12,600	165
EastGroup Properties Inc ‡	7,585	1,414
Elme Communities ‡	16,513	292
Empire State Realty Trust Inc, Cl A ‡	17,400	188
EPR Properties ‡	11,851	563
Equity Commonwealth *‡	14,544	295
Equity LifeStyle Properties Inc ‡	29,664	2,157
Essential Properties Realty Trust Inc ‡	28,800	919
eXp World Holdings Inc	13,900	163
Farmland Partners Inc ‡	10,300	105
First Industrial Realty Trust Inc ‡	20,953	1,189
Forestar Group Inc *	3,867	120
Four Corners Property Trust Inc ‡	15,119	429
FRP Holdings Inc *	2,876	85
Gaming and Leisure Properties Inc ‡	41,431	2,155
Getty Realty Corp ‡	9,189	292
Gladstone Commercial Corp ‡	8,919	136
Gladstone Land Corp ‡	7,000	95
Global Medical REIT Inc ‡	4,100	38
Global Net Lease Inc ‡	33,762	291
Healthcare Realty Trust Inc, Cl A ‡	60,205	1,072
Highwoods Properties Inc ‡	16,368	527
Howard Hughes Holdings Inc *	5,117	385
Hudson Pacific Properties Inc ‡	27,870	144
Independence Realty Trust Inc ‡	34,701	721
Industrial Logistics Properties Trust ‡	10,700	53
Innovative Industrial Properties Inc, Cl A ‡	4,400	547
InvenTrust Properties Corp ‡	12,100	359
JBG SMITH Properties ‡	12,200	212
Jones Lang LaSalle Inc *	7,347	1,875
Kennedy-Wilson Holdings Inc	21,529	239
Kilroy Realty Corp ‡	19,043	691
Kite Realty Group Trust ‡	33,321	869
Lamar Advertising Co, Cl A ‡	13,897	1,748
LTC Properties Inc ‡	5,917	217
LXP Industrial Trust, Cl B ‡	45,190	468
Macerich Co/The ‡	35,645	569
Marcus & Millichap Inc	2,700	107
Medical Properties Trust Inc ‡	93,362	420
National Health Investors Inc ‡	6,464	526
National Storage Affiliates Trust ‡	10,400	486
NET Lease Office Properties ‡	2,895	88
NETSTREIT Corp ‡	10,100	169
Newmark Group Inc, Cl A	18,505	256
NexPoint Residential Trust Inc ‡	2,600	123
NNN REIT Inc ‡	29,043	1,365
Omega Healthcare Investors Inc ‡	39,557	1,564
One Liberty Properties Inc ‡	3,662	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Opendoor Technologies Inc *	103,100	$222
Orion Office REIT Inc ‡	11,900	49
Outfront Media Inc ‡	23,709	404
Paramount Group Inc ‡	30,300	153
Park Hotels & Resorts Inc ‡	30,859	471
Peakstone Realty Trust ‡	5,500	73
Pebblebrook Hotel Trust ‡	19,625	261
Phillips Edison & Co Inc ‡	19,000	702
Piedmont Office Realty Trust Inc, Cl A ‡	20,266	198
Plymouth Industrial REIT Inc ‡	7,000	168
Postal Realty Trust Inc, Cl A ‡	2,600	38
PotlatchDeltic Corp ‡	12,642	549
Rayonier Inc ‡	24,153	744
RE/MAX Holdings Inc, Cl A	4,200	48
Real Brokerage Inc/The *	15,600	97
Redfin Corp *	23,300	218
Retail Opportunity Investments Corp ‡	18,259	279
Rexford Industrial Realty Inc ‡	33,800	1,721
RLJ Lodging Trust ‡	21,954	209
RMR Group Inc/The, Cl A	4,170	106
Ryman Hospitality Properties Inc ‡	8,960	931
Sabra Health Care REIT Inc ‡	36,820	627
Safehold Inc ‡	9,727	244
Saul Centers Inc ‡	2,644	108
Seaport Entertainment Group Inc *	569	17
Service Properties Trust ‡	28,741	135
SITE Centers Corp ‡	7,802	471
SL Green Realty Corp ‡	10,283	685
St Joe Co/The	5,200	309
STAG Industrial Inc ‡	28,756	1,167
Star Holdings *‡	2,282	31
Stratus Properties Inc *	1,200	31
Summit Hotel Properties Inc ‡	23,629	160
Sun Communities Inc ‡	19,721	2,667
Sunstone Hotel Investors Inc ‡	32,338	337
Tanger Inc ‡	16,149	492
Tejon Ranch Co *	4,876	87
Terreno Realty Corp ‡	15,263	1,054
UMH Properties Inc ‡	9,500	185
Uniti Group Inc ‡	36,660	160
Universal Health Realty Income Trust ‡	3,116	140
Urban Edge Properties ‡	19,700	417
Veris Residential Inc ‡	12,567	220
Vornado Realty Trust ‡	28,900	993
Whitestone REIT, Cl B ‡	8,077	108
WP Carey Inc ‡	34,400	2,065
Xenia Hotels & Resorts Inc ‡	18,000	256
Zillow Group Inc, Cl A *	6,791	363
Zillow Group Inc, Cl C *	25,797	1,427

		64,758
Utilities — 1.6%
ALLETE Inc	8,770	557
Altus Power Inc, Cl A *	9,800	31

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American States Water Co	5,774	$470
Avangrid Inc	9,650	344
Avista Corp	11,952	462
Black Hills Corp	10,802	639
Brookfield Infrastructure Corp, Cl A	19,250	783
Brookfield Renewable Corp, Cl A	21,316	607
California Water Service Group	9,041	500
Chesapeake Utilities Corp	3,815	452
Clearway Energy Inc, Cl A	3,800	102
Clearway Energy Inc, Cl C	12,500	362
Consolidated Water Co Ltd	500	14
Essential Utilities Inc	41,737	1,627
Genie Energy Ltd, Cl B	4,700	79
Global Water Resources Inc	2,800	35
Hawaiian Electric Industries Inc	15,358	165
IDACORP Inc, Cl Rights	8,224	838
MGE Energy Inc	5,414	469
Middlesex Water Co	2,901	183
Montauk Renewables Inc *	11,500	54
National Fuel Gas Co	14,488	866
New Jersey Resources Corp	15,694	727
Northwest Natural Holding Co	7,076	285
Northwestern Energy Group Inc	10,146	552
OGE Energy Corp	31,876	1,261
ONE Gas Inc	8,800	607
Ormat Technologies Inc	8,834	658
Otter Tail Corp	6,646	562
Portland General Electric Co	16,400	789
Pure Cycle Corp *	5,900	63
SJW Group	4,764	281
Southwest Gas Holdings Inc	10,041	730
Spire Inc	8,203	541
Sunnova Energy International Inc *	19,800	220
TXNM Energy Inc	13,617	558
UGI Corp	34,396	857
Unitil Corp	1,858	112
York Water Co/The	2,952	115

		18,557
Total Common Stock
(Cost $703,054) ($ Thousands)		1,142,938

REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	6,561	39
Total Registered Investment Company

(Cost $79) ($ Thousands)		39

	Number of Rights
RIGHTS — 0.0%
Novartis AG CVR *‡‡	10,960	5

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS (continued)
Tobira Therapeutics CVR, Expires 12/31/2028 *(A)	2,300	$–
Total Rights
(Cost $—) ($ Thousands)		5

	Shares
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	21,989,381	21,989
Total Cash Equivalent
(Cost $21,989) ($ Thousands)		21,989
Total Investments in Securities — 99.8%
(Cost $725,122) ($ Thousands)		$1,164,971

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Extended Market Index Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	134	Sep-2024	$13,696	$14,894	$1,198
S&P 500 Index E-MINI	11	Sep-2024	2,890	3,114	224
S&P Mid Cap 400 Index E-MINI	13	Sep-2024	3,836	4,028	192
			$20,422	$22,036	$1,614

	Percentages are based on Net Assets of $1,167,232 ($ Thousands).	†	Investment in Affiliated Security.
*	Non-income producing security.	‡‡	Expiration date not available.
**	The rate reported is the 7-day effective yield as of August 31, 2024.	(A)	Level 3 security in accordance with fair value hierarchy.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Investments Co	$1,132	$—	$(54)	$—	$(49)	$1,029	$8	$—
SEI Liquidity Fund, LP	18	—	—	$—	(18)	—	13	—
SEI Daily Income Trust, Government Fund, Institutional Class	26,720	48,640	(53,371)	—	—	21,989	318	—
Totals	$27,870	$48,640	$(53,425)	$—	$(67)	$23,018	$339	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.4%

Communication Services — 1.4%
AMC Networks Inc, Cl A *	9,100	$90
Anterix Inc *	1,880	67
AST SpaceMobile Inc, Cl A *	7,013	204
Bandwidth Inc, Cl A *	4,320	74
Cinemark Holdings Inc *	10,053	275
EW Scripps Co/The, Cl A *	28,250	56
Gogo Inc *	18,870	150
Grindr Inc *	17,441	210
IDT Corp, Cl B	6,960	267
Lions Gate Entertainment Corp, Cl A *	31,206	242
Marcus Corp/The	6,960	99
MediaAlpha Inc, Cl A *	10,890	194
Nexstar Media Group Inc, Cl A	3,600	615
Playstudios Inc *	36,489	55
Playtika Holding Corp	17,700	134
PubMatic Inc, Cl A *	20	—
Shutterstock Inc	5,100	183
Sinclair Inc	6,360	89
Spok Holdings Inc	12,110	180
Thryv Holdings Inc *	6,540	119
United States Cellular Corp *	3,033	169
Vimeo Inc *	57,080	305
Yelp Inc, Cl A *	3,530	123

		3,900
Consumer Discretionary — 10.3%
Aaron's Co Inc/The	43,518	439
Academy Sports & Outdoors Inc	6,900	383
Accel Entertainment Inc, Cl A *	6,560	76
Adtalem Global Education Inc *	4,600	348
American Public Education Inc *	15,691	262
Arko Corp	10,240	64
AutoNation Inc *	3,270	582
Biglari Holdings Inc, Cl B *	1,024	183
BJ's Restaurants Inc *	2,860	88
Bloomin' Brands Inc	20,000	350
Boot Barn Holdings Inc *	1,474	198
Build-A-Bear Workshop Inc,	15,060	503
Cava Group Inc *	3,303	377
Century Communities Inc	2,373	237
Cooper-Standard Holdings Inc *	4,794	74
Cricut Inc, Cl A	11,570	67
Crocs Inc *	3,100	453
Denny's Corp *	12,740	83
Designer Brands Inc, Cl A	12,590	84
Destination XL Group Inc *	23,344	64
Dillard's Inc, Cl A	230	78
Dine Brands Global Inc	6,020	190
Dream Finders Homes Inc, Cl A *	8,730	292
El Pollo Loco Holdings Inc *	25,000	347
Funko Inc, Cl A *	9,440	99
Genesco Inc *	2,190	66

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gentex Corp	2,290	$72
G-III Apparel Group Ltd *	14,600	386
Goodyear Tire & Rubber Co/The *	16,500	146
Graham Holdings Co, Cl B	110	87
Grand Canyon Education Inc *	1,520	220
Green Brick Partners Inc *	3,882	306
Group 1 Automotive Inc	2,400	904
H&R Block Inc	14,240	902
Harley-Davidson Inc	6,700	251
Haverty Furniture Cos Inc	8,470	232
Hooker Furnishings Corp	18,594	295
Hovnanian Enterprises Inc, Cl A *	1,392	301
Inspired Entertainment Inc *	12,905	117
Installed Building Products Inc	2,590	576
J Jill Inc	2,410	78
Latham Group Inc *	53,177	332
Laureate Education Inc, Cl A	8,660	134
La-Z-Boy Inc,	10,900	442
Lear Corp	1,600	187
Legacy Housing Corp *	7,648	206
Life Time Group Holdings Inc *	10,674	251
Lindblad Expeditions Holdings Inc *	20,568	204
M/I Homes Inc *	5,809	926
Marine Products Corp	11,117	105
Marriott Vacations Worldwide Corp	1,150	85
MasterCraft Boat Holdings Inc *	5,450	101
Meritage Homes Corp	4,700	931
Modine Manufacturing Co *	12,516	1,521
Movado Group Inc	2,468	59
Murphy USA Inc	655	340
Nordstrom Inc	11,100	248
ODP Corp/The *	9,100	281
Ollie's Bargain Outlet Holdings Inc *	1,865	167
OneSpaWorld Holdings Ltd	19,194	305
Penske Automotive Group Inc	1,200	204
Perdoceo Education Corp	27,469	616
Playa Hotels & Resorts NV *	23,800	188
PlayAGS Inc *	45,425	514
Polaris Inc	2,200	186
Potbelly Corp *	38,099	304
PVH Corp	5,883	581
Revolve Group Inc, Cl A *	2,205	51
Rocky Brands Inc	2,215	71
Rush Street Interactive Inc *	69,972	656
Sally Beauty Holdings Inc *	12,500	163
SharkNinja Inc	2,608	250
Shoe Carnival Inc	2,400	97
Signet Jewelers Ltd	4,900	412
Standard Motor Products Inc	2,250	73
Stitch Fix Inc, Cl A *	103,525	391
Stride Inc *	6,045	498
Sturm Ruger & Co Inc	1,260	53
Sweetgreen Inc, Cl A *	8,680	274

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taylor Morrison Home Corp, Cl A *	230	$15
Texas Roadhouse Inc, Cl A	6,490	1,095
Tri Pointe Homes Inc *	30,503	1,356
Universal Technical Institute Inc *	2,920	51
Upbound Group Inc, Cl A	16,890	562
Wingstop Inc	2,589	1,000
Winmark Corp	245	88
Winnebago Industries Inc	5,300	316
Wyndham Hotels & Resorts Inc	4,115	324
Xponential Fitness Inc, Cl A *	20,164	261

		28,335
Consumer Staples — 4.7%
Albertsons Cos Inc, Cl A	7,500	147
Andersons Inc/The	2,110	108
B&G Foods Inc, Cl A	40,500	343
Cal-Maine Foods Inc	2,690	194
Casey's General Stores Inc	4,215	1,527
Central Garden & Pet Co *	1,840	73
Central Garden & Pet Co, Cl A *	3,257	111
Coca-Cola Consolidated Inc	267	358
Dole PLC	6,030	97
elf Beauty Inc *	2,145	321
Energizer Holdings Inc	8,500	275
Flowers Foods Inc	9,490	221
Fresh Del Monte Produce Inc	11,460	335
Herbalife Ltd *	24,000	196
Ingles Markets Inc, Cl A	8,587	636
Ingredion Inc	7,470	1,003
J & J Snack Foods Corp	800	136
John B Sanfilippo & Son Inc	1,080	103
Lancaster Colony Corp	1,010	173
Lifeway Foods Inc *	5,000	96
Natural Grocers by Vitamin Cottage Inc	21,569	574
Nature's Sunshine Products Inc *	1,180	16
Oil-Dri Corp of America	460	31
Performance Food Group Co *	1,270	95
Pilgrim's Pride Corp *	9,530	444
Post Holdings Inc *	2,380	276
PriceSmart Inc	6,690	599
Primo Water Corp	7,270	161
Reynolds Consumer Products Inc	3,560	112
Seaboard Corp	19	59
SpartanNash Co	13,680	302
Spectrum Brands Holdings Inc	2,700	255
Sprouts Farmers Market Inc *	19,349	2,013
Turning Point Brands Inc	10,940	434
Universal Corp/VA	2,120	115
USANA Health Sciences Inc *	1,020	42
Village Super Market Inc, Cl A	19,601	630
Vital Farms Inc *	5,730	180
WD-40 Co	260	68

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weis Markets Inc	1,260	$85

		12,944
Energy — 4.9%
Ardmore Shipping Corp	3,430	65
Berry Corp	84,200	521
Cactus Inc, Cl A	6,135	365
California Resources Corp	9,149	480
Centrus Energy Corp, Cl A *	3,238	128
Chord Energy Corp	2,200	326
Clean Energy Fuels Corp *	28,070	87
CNX Resources Corp *	21,100	584
CONSOL Energy Inc	2,900	297
DHT Holdings Inc	67,780	734
DMC Global Inc *	5,466	68
Dorian LPG Ltd	2,444	95
DT Midstream Inc	3,728	293
Excelerate Energy Inc, Cl A	22,970	419
FutureFuel Corp	82,240	513
Golar LNG Ltd	6,676	222
Gulfport Energy Corp *	4,120	598
Helmerich & Payne Inc	15,500	506
International Seaways Inc	2,610	135
Kinetik Holdings Inc, Cl A	5,868	260
Liberty Energy Inc, Cl A	17,700	364
Matador Resources Co	18,265	1,036
Nordic American Tankers Ltd	15,420	57
Oceaneering International Inc *	9,722	262
Patterson-UTI Energy Inc	17,600	162
PBF Energy Inc, Cl A	12,600	429
Peabody Energy Corp	13,800	323
Ranger Energy Services Inc, Cl A	28,139	350
REX American Resources Corp *	4,887	222
Riley Exploration Permian Inc	13,987	399
Scorpio Tankers Inc	2,530	181
SFL Corp Ltd, Cl B	20,800	247
SM Energy Co	6,000	274
TechnipFMC PLC	5,499	148
Teekay Corp *	77,215	642
Teekay Tankers Ltd, Cl A	2,070	118
VAALCO Energy Inc	103,010	671
Viper Energy Inc, Cl A	5,410	257
Vitesse Energy Inc	5,074	131
World Kinect Corp	23,500	676

		13,645
Financials — 21.1%
1st Source Corp	1,240	76
Acacia Research Corp *	27,973	135
AFC Gamma Inc ‡	23,165	242
Affiliated Managers Group Inc	5,040	876
AG Mortgage Investment Trust Inc ‡	48,700	362
Alerus Financial Corp	16,356	367
Amalgamated Financial Corp	19,937	658

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ambac Financial Group Inc *	6,800	$80
American Coastal Insurance Corp *	2,320	26
American Financial Group Inc/OH	2,150	287
AMERISAFE Inc	580	29
Apollo Commercial Real Estate Finance Inc ‡	18,100	192
Arbor Realty Trust Inc ‡	15,600	212
Artisan Partners Asset Management Inc, Cl A	620	26
AssetMark Financial Holdings Inc *	7,796	274
Associated Banc-Corp	30,700	702
Assurant Inc	920	181
Atlanticus Holdings Corp *	6,906	244
Axis Capital Holdings Ltd	3,670	293
Axos Financial Inc *	3,775	262
Baldwin Insurance Group Inc/The, Cl A *	4,262	200
Banco Latinoamericano de Comercio Exterior SA, Cl E	31,343	983
Bank of NT Butterfield & Son Ltd/The	2,800	107
Bank OZK	14,500	629
Bank7 Corp	2,762	111
BayCom Corp	5,424	125
BCB Bancorp Inc	10,300	128
Brighthouse Financial Inc *	3,600	165
Business First Bancshares Inc	4,300	105
Camden National Corp	9,500	380
Capital Bancorp Inc	4,501	115
Capital City Bank Group Inc	3,500	121
Carter Bankshares Inc *	8,661	150
Cass Information Systems Inc	9,529	414
Cathay General Bancorp	8,600	378
Cboe Global Markets Inc	790	162
Central Pacific Financial Corp	1,950	54
Civista Bancshares Inc	11,382	193
CNB Financial Corp/PA	12,580	306
CNO Financial Group Inc	37,500	1,309
Coastal Financial Corp/WA *	11,230	603
Colony Bankcorp Inc	9,197	138
Columbia Banking System Inc	39,800	1,002
Commerce Bancshares Inc/MO	4,220	270
Community Trust Bancorp Inc	12,090	611
Crawford & Co, Cl A	17,504	185
CrossFirst Bankshares Inc *	8,671	151
Customers Bancorp Inc *	5,300	275
Diamond Hill Investment Group Inc	3,830	605
Dime Community Bancshares Inc	6,000	156
Donegal Group Inc, Cl A	11,319	172
Donnelley Financial Solutions Inc *	1,610	107
Employers Holdings Inc	12,760	612
Enact Holdings Inc	2,410	86
Enova International Inc *	4,636	397
Equity Bancshares Inc, Cl A	1,500	61
Esquire Financial Holdings Inc	9,265	570

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Essent Group Ltd	4,370	$281
Euronet Worldwide Inc *	1,790	193
Evercore Inc, Cl A	1,096	269
Everest Group Ltd	840	329
EVERTEC Inc	5,300	182
Federal Agricultural Mortgage Corp, Cl C	350	69
Federated Hermes Inc, Cl B	11,600	398
Fidelis Insurance Holdings Ltd	3,530	65
Financial Institutions Inc	13,810	359
First BanCorp/Puerto Rico	21,500	460
First Busey Corp	9,500	257
First Business Financial Services Inc	9,400	426
First Commonwealth Financial Corp	12,500	215
First Community Bankshares Inc	7,670	338
First Financial Corp/IN	10,980	491
FirstCash Holdings Inc	1,720	207
FNB Corp/PA	20,700	310
FS KKR Capital Corp	14,600	295
Fulton Financial Corp	27,574	534
GCM Grosvenor Inc, Cl A	3,680	40
Genworth Financial Inc, Cl A *	44,700	312
Great Southern Bancorp Inc	3,250	194
Greenlight Capital Re Ltd, Cl A *	2,490	35
Guaranty Bancshares Inc/TX	760	26
Hamilton Insurance Group Ltd, Cl B *	1,590	31
Hamilton Lane Inc, Cl A	11,112	1,698
Hancock Whitney Corp	8,300	446
Hanmi Financial Corp	22,000	436
Hanover Insurance Group Inc/The	1,700	250
HBT Financial Inc	26,395	592
HCI Group Inc	3,047	292
HomeTrust Bancshares Inc	8,029	293
Hope Bancorp Inc	26,100	334
Horace Mann Educators Corp	2,920	104
Independent Bank Corp/MI	24,960	846
International Bancshares Corp	3,888	246
International Money Express Inc *	30,114	547
Invesco Mortgage Capital Inc ‡	7,650	67
Investors Title Co	130	29
Jackson Financial Inc, Cl A	6,600	594
James River Group Holdings Ltd	9,226	68
Jefferies Financial Group Inc	5,064	304
Kinsale Capital Group Inc	1,100	540
LendingTree Inc *	10,241	593
Mercantile Bank Corp	16,875	776
Merchants Bancorp/IN	1,520	70
Mercury General Corp	1,680	111
Meridian Corp	11,600	135
Metrocity Bankshares Inc	3,136	96
MGIC Investment Corp	24,000	610
Mid Penn Bancorp Inc	15,309	462
MidCap Financial Investment Corp	21,366	298
Midland States Bancorp Inc	17,320	394

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moelis & Co, Cl A	12,372	$826
Moneylion Inc *	5,690	264
Mr Cooper Group Inc *	7,800	732
NerdWallet Inc, Cl A *	5,610	73
New Mountain Finance Corp	20,100	247
New York Mortgage Trust Inc ‡	25,900	173
NMI Holdings Inc, Cl A *	9,583	394
Northeast Community Bancorp Inc	12,180	278
Northrim BanCorp Inc	9,660	666
Oak Valley Bancorp	610	16
Oaktree Specialty Lending Corp	13,100	224
OFG Bancorp	30,741	1,414
Old National Bancorp/IN	14,400	286
Old Republic International Corp	15,739	565
Old Second Bancorp Inc	14,600	249
OppFi Inc	2,800	13
Orrstown Financial Services Inc	15,383	551
Park National Corp	1,614	284
Pathward Financial Inc	1,680	116
Patria Investments Ltd, Cl A	4,340	50
Paysafe Ltd *	15,956	357
PCB Bancorp	10,100	195
PennantPark Investment Corp	55,400	391
Peoples Bancorp Inc/OH	3,310	106
Peoples Financial Services Corp	1,641	78
Perella Weinberg Partners, Cl A	3,480	68
Piper Sandler Cos	4,073	1,111
PJT Partners Inc, Cl A	1,760	217
Plumas Bancorp	400	16
Ponce Financial Group Inc *	13,051	148
Popular Inc	10,510	1,077
Preferred Bank/Los Angeles CA	2,954	245
Princeton Bancorp Inc	223	8
Regional Management Corp	19,565	656
Reinsurance Group of America Inc, Cl A	1,640	362
RenaissanceRe Holdings Ltd	1,350	344
Republic Bancorp Inc/KY, Cl A	8,781	561
Rithm Capital Corp ‡	31,400	375
RLI Corp	670	103
Ryan Specialty Holdings Inc, Cl A	2,070	134
S&T Bancorp Inc	5,524	237
Safety Insurance Group Inc	1,080	96
Security National Financial Corp, Cl A *	3,234	29
Selective Insurance Group Inc	1,500	136
Selectquote Inc *	100,220	409
Sezzle Inc *	1,741	237
Sierra Bancorp	11,030	332
Sixth Street Specialty Lending Inc	17,500	372
Skyward Specialty Insurance Group Inc *	1,830	75
SmartFinancial Inc	1,290	38
South Plains Financial Inc	1,300	45
Southern Missouri Bancorp Inc	2,709	157
Southern States Bancshares Inc	1,800	56

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SouthState Corp	2,713	$263
Stellar Bancorp Inc	3,341	91
StepStone Group Inc, Cl A	12,326	674
Stifel Financial Corp	15,170	1,337
StoneX Group Inc *	1,590	132
Sunrise Realty Trust Inc *‡	6,414	90
Synovus Financial Corp	5,800	267
Timberland Bancorp Inc/WA	800	25
TPG Inc, Cl A	700	35
TPG RE Finance Trust Inc ‡	37,280	338
United Fire Group Inc	12,971	266
Universal Insurance Holdings Inc	35,010	749
Univest Financial Corp	8,630	246
Victory Capital Holdings Inc, Cl A	5,349	292
Virtu Financial Inc, Cl A	810	25
Virtus Investment Partners Inc	390	83
Voya Financial Inc	10	1
WaFd Inc	12,800	469
Waterstone Financial Inc	5,698	86
Westamerica BanCorp	1,290	67
Western Union Co/The	4,350	53
White Mountains Insurance Group Ltd	122	225
Wintrust Financial Corp	2,975	324
WisdomTree Inc	14,529	147
World Acceptance Corp *	4,246	500

		58,184
Health Care — 16.1%
ACELYRIN Inc *	33,159	159
Addus HomeCare Corp *	1,010	134
ADMA Biologics Inc *	17,458	302
Agios Pharmaceuticals Inc *	7,824	359
Aldeyra Therapeutics Inc *	72,831	419
Alector Inc *	15,183	80
Alkermes PLC *	20,690	589
Altimmune Inc *	14,540	97
ALX Oncology Holdings Inc *	27,030	63
AMN Healthcare Services Inc *	3,300	175
Amphastar Pharmaceuticals Inc *	2,720	133
AnaptysBio Inc *	2,560	98
ANI Pharmaceuticals Inc *	5,158	329
Anika Therapeutics Inc *	2,900	75
Arcellx Inc *	2,220	153
Arcturus Therapeutics Holdings Inc *	3,700	78
Arcus Biosciences Inc *	3,680	63
Arcutis Biotherapeutics Inc *	25,340	276
ARS Pharmaceuticals Inc *	23,405	304
Avidity Biosciences Inc *	5,811	256
Axogen Inc *	5,230	69
Bioventus Inc, Cl A *	33,730	339
Blueprint Medicines Corp *	6,814	651
Brookdale Senior Living Inc, Cl A *	39,583	281
CareDx Inc *	16,847	518
Catalyst Pharmaceuticals Inc *	31,939	647

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Celcuity Inc *	1,380	$22
CG oncology Inc *	2,560	94
Chemed Corp	481	282
Coherus Biosciences Inc *	62,560	87
Collegium Pharmaceutical Inc *	10,160	391
Community Health Systems Inc *	117,820	642
CorVel Corp *	640	205
Crinetics Pharmaceuticals Inc *	3,658	194
Cross Country Healthcare Inc *	2,170	32
Cullinan Therapeutics Inc *	1,370	27
Day One Biopharmaceuticals Inc *	4,250	59
Dyne Therapeutics Inc *	6,865	316
Editas Medicine Inc, Cl A *	30,780	115
Embecta Corp	12,520	205
Encompass Health Corp	3,670	341
Enhabit Inc *	8,140	69
Ensign Group Inc/The	14,629	2,214
Entrada Therapeutics Inc *	3,470	61
Evolus Inc *	20,023	318
Exelixis Inc *	42,080	1,095
Generation Bio Co *	79,592	210
Geron Corp *	68,439	325
Glaukos Corp *	2,779	372
Haemonetics Corp *	2,130	161
Halozyme Therapeutics Inc *	17,253	1,102
Harmony Biosciences Holdings Inc *	16,900	608
Harrow Inc *	13,294	538
Health Catalyst Inc *	38,340	276
HealthStream Inc	6,956	202
Henry Schein Inc *	3,050	215
Heron Therapeutics Inc *	41,175	79
Ideaya Biosciences Inc *	2,850	113
Innoviva Inc *	4,890	95
Insmed Inc *	16,450	1,258
Intra-Cellular Therapies Inc *	3,995	293
Ionis Pharmaceuticals Inc *	3,300	157
iRadimed Corp	11,193	526
Ironwood Pharmaceuticals Inc, Cl A *	50,100	254
Jazz Pharmaceuticals PLC *	6,750	783
Joint Corp/The *	16,304	184
Kiniksa Pharmaceuticals International Plc, Cl A *	15,416	412
Kodiak Sciences Inc *	28,330	71
Krystal Biotech Inc *	2,221	433
Kura Oncology Inc *	2,230	47
Lantheus Holdings Inc *	13,560	1,444
LeMaitre Vascular Inc	3,659	330
LifeMD Inc *	22,634	118
Ligand Pharmaceuticals Inc *	930	98
Longboard Pharmaceuticals Inc *	7,233	261
Madrigal Pharmaceuticals Inc *	490	121
MannKind Corp *	27,322	171
Medpace Holdings Inc *	430	153

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MeiraGTx Holdings plc *	21,494	$87
Merit Medical Systems Inc *	15,057	1,456
Mersana Therapeutics Inc *	42,280	67
Mesa Laboratories Inc	730	98
Mirum Pharmaceuticals Inc *	6,087	262
National HealthCare Corp	1,290	177
Neurocrine Biosciences Inc *	1,290	164
Nurix Therapeutics Inc *	15,936	402
Nuvalent Inc, Cl A *	1,300	111
Option Care Health Inc *	6,470	207
OraSure Technologies Inc *	73,500	329
Organogenesis Holdings Inc, Cl A *	88,844	256
Organon & Co	27,000	603
Pacira BioSciences Inc *	17,260	269
PACS Group Inc *	7,098	282
Patterson Cos Inc	9,400	211
Pennant Group Inc/The *	9,180	315
Perrigo Co PLC	3,000	87
PetIQ Inc, Cl A *	10,343	316
Phathom Pharmaceuticals Inc *	13,885	229
Phibro Animal Health Corp, Cl A	8,820	185
Premier Inc, Cl A	24,200	493
Prestige Consumer Healthcare Inc *	9,840	734
PROCEPT BioRobotics Corp *	3,766	298
Puma Biotechnology Inc *	4,200	10
QIAGEN NV	3,755	172
QuidelOrtho Corp *	2,400	101
RadNet Inc *	12,180	807
RAPT Therapeutics Inc *	28,172	58
Relay Therapeutics Inc *	23,140	157
Repligen Corp *	1,325	200
Replimune Group Inc, *	15,240	155
Revance Therapeutics Inc *	20,520	135
REVOLUTION Medicines Inc *	4,577	195
Rigel Pharmaceuticals Inc *	10,273	138
RxSight Inc *	2,600	147
Select Medical Holdings Corp	7,300	263
SIGA Technologies Inc	51,122	462
Simulations Plus Inc	1,120	41
Soleno Therapeutics Inc *	1,560	76
Solid Biosciences Inc *	10,800	96
Stoke Therapeutics Inc *	21,037	306
Supernus Pharmaceuticals Inc *	3,205	113
Surmodics Inc *	7,398	293
Syndax Pharmaceuticals Inc *	7,370	151
Tactile Systems Technology Inc *	36,051	494
Tandem Diabetes Care Inc *	3,898	170
Taysha Gene Therapies Inc *	29,186	65
Tenet Healthcare Corp *	5,297	878
Terns Pharmaceuticals Inc *	4,550	35
TG Therapeutics Inc *	11,323	266
Theravance Biopharma Inc *	5,500	45
TransMedics Group Inc *	7,688	1,292

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travere Therapeutics Inc *	16,030	$152
Twist Bioscience Corp *	4,156	180
UFP Technologies Inc *	1,708	583
Ultragenyx Pharmaceutical Inc *	3,773	214
United Therapeutics Corp *	3,257	1,184
Universal Health Services Inc, Cl B	1,530	364
Utah Medical Products Inc	7,600	517
Vanda Pharmaceuticals Inc *	77,950	412
Varex Imaging Corp *	2,490	31
Vaxcyte Inc *	6,537	528
Verve Therapeutics Inc *	54,010	362
WaVe Life Sciences Ltd *	6,300	36
Waystar Holding Corp *	8,193	223

		44,571
Industrials — 18.3%
AAR Corp *	1,690	111
ABM Industries Inc	7,840	448
ACCO Brands Corp	49,600	272
Acuity Brands Inc	1,160	295
ACV Auctions Inc, Cl A *	9,610	180
AeroVironment Inc *	6,156	1,254
AerSale Corp *	18,010	92
Alaska Air Group Inc *	4,200	152
American Superconductor Corp *	6,986	141
American Woodmark Corp *	7,500	672
Apogee Enterprises Inc	9,280	620
Applied Industrial Technologies Inc	1,550	318
ArcBest Corp	6,600	702
Argan Inc	5,713	453
Aris Water Solutions Inc, Cl A	26,777	450
Astronics Corp *	11,405	256
Atkore Inc	6,600	616
AZEK Co Inc/The, Cl A *	7,270	310
AZZ Inc	1,784	148
Barrett Business Services Inc	11,200	409
Blue Bird Corp *	3,267	167
Boise Cascade Co	3,460	469
Brady Corp, Cl A	2,682	199
BrightView Holdings Inc *	34,970	558
Brink's Co/The	5,288	587
Brookfield Business Corp, Cl A	7,696	175
BWX Technologies Inc	3,080	317
CACI International Inc, Cl A *	1,242	606
Cadre Holdings Inc	8,180	297
Casella Waste Systems Inc, Cl A *	9,505	1,025
CECO Environmental Corp *	7,768	225
Clean Harbors Inc *	1,500	369
Commercial Vehicle Group Inc *	41,781	152
Construction Partners Inc, Cl A *	2,630	174
Costamare Inc	38,185	542
Covenant Logistics Group Inc, Cl A	1,000	53
CRA International Inc	530	89
Crane Co	9,666	1,531

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CSG Systems International Inc	3,800	$184
Curtiss-Wright Corp	2,164	684
Deluxe Corp	7,700	159
DNOW Inc *	7,120	93
Donaldson Co Inc	3,760	273
Ducommun Inc *	1,220	79
DXP Enterprises Inc/TX *	5,088	280
Dycom Industries Inc *	1,788	315
EMCOR Group Inc	960	377
Enerpac Tool Group Corp, Cl A	3,240	134
EnerSys	2,150	218
Ennis Inc	21,288	509
Exponent Inc	4,520	489
Federal Signal Corp	12,385	1,170
Flowserve Corp	1,610	80
Franklin Covey Co *	11,569	466
Franklin Electric Co Inc	1,380	143
Frontier Group Holdings Inc *	16,600	60
FTAI Aviation Ltd	16,297	2,083
FTI Consulting Inc *	4,830	1,103
Gates Industrial Corp PLC *	30,200	548
Genco Shipping & Trading Ltd	13,178	232
Genpact Ltd	7,590	298
Gibraltar Industries Inc *	1,800	125
Global Industrial Co	10,781	361
GMS Inc *	5,310	461
Gorman-Rupp Co/The	1,690	66
Graham Corp *	2,301	73
Griffon Corp	160	11
Heidrick & Struggles International Inc	5,717	221
HNI Corp	2,700	145
Hudson Technologies Inc *	26,910	221
Huntington Ingalls Industries Inc	1,110	314
Huron Consulting Group Inc *	1,160	128
Hyster-Yale Inc	3,775	238
IBEX Holdings Ltd *	10,878	188
ICF International Inc	490	81
IES Holdings Inc *	1,719	321
Interface Inc, Cl A	33,030	624
Karat Packaging Inc	20,721	525
Kelly Services Inc, Cl A	24,569	519
Kforce Inc	1,980	130
Kirby Corp *	4,733	568
Korn Ferry	1,340	98
L B Foster Co, Cl A *	4,018	81
Landstar System Inc	1,340	245
Limbach Holdings Inc *	1,320	85
Lincoln Electric Holdings Inc	1,120	217
Loar Holdings Inc *	3,179	236
LSI Industries Inc	21,260	338
Luxfer Holdings PLC	13,670	153
Manitowoc Co Inc/The *	20,823	210
Marten Transport Ltd	5,660	99

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Matson Inc	4,500	$622
Maximus Inc	2,850	263
Miller Industries Inc/TN	1,010	61
Moog Inc, Cl A	2,590	511
MRC Global Inc *	6,530	86
MSA Safety Inc	1,490	272
MSC Industrial Direct Co Inc, Cl A	2,320	191
Mueller Industries Inc	29,937	2,177
Mueller Water Products Inc, Cl A	13,891	298
National Presto Industries Inc	610	48
Northwest Pipe Co *	910	40
Omega Flex Inc	1,390	66
PAM Transportation Services Inc *	4,337	79
Park Aerospace Corp	2,600	35
Park-Ohio Holdings Corp	18,766	567
Parsons Corp *	17,583	1,678
Powell Industries Inc	813	136
Preformed Line Products Co	1,690	203
Primoris Services Corp	8,597	485
Quad/Graphics Inc, Cl A	42,000	197
Radiant Logistics Inc *	5,150	33
RBC Bearings Inc *	1,728	515
Rush Enterprises Inc, Cl A	4,220	222
RXO Inc *	10,322	294
Ryder System Inc	6,100	886
Safe Bulkers Inc	145,256	742
Science Applications International Corp	2,180	285
Shyft Group Inc/The	5,240	74
Simpson Manufacturing Co Inc	1,175	215
Snap-on Inc	970	275
SPX Technologies Inc *	8,352	1,363
Steelcase Inc, Cl A	20,440	289
Sterling Infrastructure Inc *	2,420	289
Sun Country Airlines Holdings Inc *	48,017	527
Tennant Co	1,300	127
Tetra Tech Inc	1,570	373
Textron Inc	3,930	358
TriNet Group Inc	410	42
Tutor Perini Corp *	21,074	505
UFP Industries Inc	2,350	286
UL Solutions Inc, Cl A	5,284	288
UniFirst Corp/MA	820	156
Universal Logistics Holdings Inc	5,900	249
V2X Inc *	2,280	129
Viad Corp *	5,822	200
Virco Mfg. Corp	10,480	163
Wabash National Corp	13,147	256
Watts Water Technologies Inc, Cl A	1,140	224
Willdan Group Inc *	14,584	556
Willis Lease Finance Corp	1,130	122

		50,551
Information Technology — 12.1%
8x8 Inc *	109,450	206

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
A10 Networks Inc	7,300	$101
ACI Worldwide Inc *	7,378	372
Agilysys Inc *	7,868	890
Alarm.com Holdings Inc *	2,700	161
Alkami Technology Inc *	14,579	486
Alpha & Omega Semiconductor Ltd *	6,197	259
Amdocs Ltd	3,430	298
American Software Inc/GA, Cl A	3,000	35
Amkor Technology Inc	20,600	678
Amplitude Inc, Cl A *	7,710	68
Appfolio Inc, Cl A *	910	211
Arlo Technologies Inc *	16,139	189
Arrow Electronics Inc *	1,270	172
ASGN Inc *	2,180	210
AvePoint Inc *	30,927	357
Aviat Networks Inc *	14,020	385
Avnet Inc	13,000	717
Backblaze Inc, Cl A *	9,200	56
Badger Meter Inc	6,064	1,255
Bel Fuse Inc, Cl B	8,280	562
Benchmark Electronics Inc	7,384	314
Blackbaud Inc *	2,460	206
Box Inc, Cl A *	6,120	200
Camtek Ltd/Israel	6,395	582
Cirrus Logic Inc *	9,925	1,446
Clearwater Analytics Holdings Inc, Cl A *	43,379	1,075
Climb Global Solutions Inc	590	56
Coherent Corp *	2,872	224
CommVault Systems Inc *	5,245	815
Consensus Cloud Solutions Inc *	16,640	401
Credo Technology Group Holding Ltd *	10,861	379
Daktronics Inc *	9,680	140
Digital Turbine Inc *	38,190	123
Enfusion Inc, Cl A *	4,210	35
ePlus Inc *	1,820	175
F5 Inc *	1,680	341
Fabrinet *	1,335	325
Hackett Group Inc/The	16,203	429
Immersion Corp	71,802	675
Impinj Inc *	904	152
Information Services Group Inc	28,000	98
Insight Enterprises Inc *	1,440	313
Itron Inc *	2,524	258
Kimball Electronics Inc *	7,600	140
Kyndryl Holdings Inc *	2,420	57
MACOM Technology Solutions Holdings Inc *	1,392	152
Manhattan Associates Inc *	1,360	360
Methode Electronics Inc	27,627	288
N-able Inc/US *	5,090	65
Nova Ltd *	4,405	985
Novanta Inc *	4,630	849
NVE Corp	540	45
Olo Inc, Cl A *	65,320	343

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ON24 Inc *	51,230	$330
OneSpan Inc *	37,329	602
OSI Systems Inc *	540	81
PC Connection Inc	5,805	424
Pegasystems Inc	2,540	180
Photronics Inc *	24,824	642
Plexus Corp *	1,560	200
Progress Software Corp	3,190	185
Q2 Holdings Inc *	21,633	1,605
Qualys Inc *	1,840	230
Red Violet Inc *	11,369	329
Ribbon Communications Inc *	21,240	72
Rimini Street Inc *	136,907	241
Sanmina Corp *	11,000	763
Sapiens International Corp NV	2,740	100
ScanSource Inc *	9,180	468
SEMrush Holdings Inc, Cl A *	5,070	70
SiTime Corp *	1,817	263
SMART Global Holdings Inc *	19,900	412
SolarWinds Corp	47,760	611
SPS Commerce Inc *	5,175	1,034
TD SYNNEX Corp	2,300	279
Teradata Corp *	650	18
TTM Technologies Inc *	24,071	468
Turtle Beach Corp *	14,649	229
Varonis Systems Inc, Cl B *	14,880	842
Vertex Inc, Cl A *	25,110	971
Vishay Intertechnology Inc	7,500	151
Vishay Precision Group Inc *	1,200	33
Vontier Corp	10,400	364
Yext Inc *	39,580	201
Zeta Global Holdings Corp, Cl A *	45,757	1,208

		33,320
Materials — 3.0%
AdvanSix Inc	8,500	251
American Vanguard Corp	15,600	90
Arch Resources Inc	1,100	150
Aspen Aerogels Inc *	6,725	193
ATI Inc *	3,800	243
Balchem Corp	1,610	285
Caledonia Mining Corp PLC	700	9
Clearwater Paper Corp *	6,980	232
Coeur Mining Inc *	14,680	90
Commercial Metals Co	13,200	707
Compass Minerals International Inc	2,800	25
Core Molding Technologies Inc *	15,391	275
Greif Inc, Cl A	11,050	691
Greif Inc, Cl B	2,916	197
Hawkins Inc	1,840	233
Haynes International Inc	3,293	198
Knife River Corp *	580	46
Koppers Holdings Inc	10,300	408
Kronos Worldwide Inc	38,700	447

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Louisiana-Pacific Corp	2,166	$210
Minerals Technologies Inc	1,650	127
NewMarket Corp	390	224
O-I Glass Inc, *	19,200	244
Olympic Steel Inc	1,824	73
Packaging Corp of America	1,270	266
Pactiv Evergreen Inc	11,506	136
Ranpak Holdings Corp, Cl A *	28,050	199
Reliance Inc	750	215
Royal Gold Inc	2,200	308
Sonoco Products Co	4,900	277
SSR Mining Inc	13,370	69
SunCoke Energy Inc	53,583	480
Sylvamo Corp	2,100	166
United States Lime & Minerals Inc	550	45
Universal Stainless & Alloy Products Inc *	12,970	546

		8,355
Real Estate — 4.9%
Alexander & Baldwin Inc ‡	5,540	110
Alexander's Inc ‡	2,593	594
Alpine Income Property Trust Inc ‡	5,532	105
American Assets Trust Inc ‡	24,110	657
American Healthcare REIT Inc ‡	13,795	289
Apple Hospitality REIT Inc ‡	30,900	446
Braemar Hotels & Resorts Inc ‡	25,270	79
Brixmor Property Group Inc ‡	9,321	255
Camden Property Trust ‡	1,670	209
CareTrust REIT Inc ‡	8,723	261
CBL & Associates Properties Inc ‡	1,950	51
Centerspace ‡	1,260	94
CTO Realty Growth Inc ‡	2,060	39
EastGroup Properties Inc ‡	1,080	201
EPR Properties ‡	15,580	740
Equity Commonwealth *‡	6,590	134
Farmland Partners Inc ‡	38,027	389
Forestar Group Inc *	14,055	435
FRP Holdings Inc *	960	28
Gaming and Leisure Properties Inc ‡	2,810	146
Gladstone Commercial Corp ‡	42,650	652
Global Medical REIT Inc ‡	19,500	182
Highwoods Properties Inc ‡	14,500	467
Industrial Logistics Properties Trust ‡	14,200	70
Innovative Industrial Properties Inc, Cl A ‡	3,710	461
InvenTrust Properties Corp ‡	4,720	140
Kilroy Realty Corp ‡	9,300	337
Kite Realty Group Trust ‡	33,500	874
National Health Investors Inc ‡	330	27
NNN REIT Inc ‡	2,260	106
One Liberty Properties Inc ‡	1,870	50
Orion Office REIT Inc ‡	103,890	426
Park Hotels & Resorts Inc ‡	20,300	310
Phillips Edison & Co Inc ‡	3,690	136
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	223

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Postal Realty Trust Inc, Cl A ‡	12,079	$175
Redfin Corp *	14,410	135
Regency Centers Corp ‡	2,584	188
RLJ Lodging Trust ‡	35,200	334
RMR Group Inc/The, Cl A	20,492	522
Ryman Hospitality Properties Inc ‡	840	87
Sabra Health Care REIT Inc ‡	41,000	699
Saul Centers Inc ‡	7,556	308
Service Properties Trust ‡	21,900	103
Sunstone Hotel Investors Inc ‡	12,450	130
Tanger Inc ‡	5,900	180
UMH Properties Inc ‡	4,040	79
Uniti Group Inc ‡	34,365	150
Universal Health Realty Income Trust ‡	6,510	292
Vornado Realty Trust ‡	7,468	257
Whitestone REIT, Cl B ‡	5,610	75
Xenia Hotels & Resorts Inc ‡	6,850	98

		13,535
Utilities — 1.6%
American States Water Co	2,160	176
Artesian Resources Corp, Cl A	1,000	36
Avista Corp	4,730	183
Black Hills Corp	3,810	225
California Water Service Group	3,490	193
Consolidated Water Co Ltd	1,740	48
Genie Energy Ltd, Cl B	2,560	43
IDACORP Inc,	1,160	118

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Fuel Gas Co	13,700	$819
New Jersey Resources Corp	5,190	240
NiSource Inc	4,400	146
Northwest Natural Holding Co	2,640	106
Northwestern Energy Group Inc	3,510	191
NRG Energy Inc	1,450	123
OGE Energy Corp	7,300	289
ONE Gas Inc	790	55
Otter Tail Corp	2,330	197
Pure Cycle Corp *	6,950	74
Spire Inc	3,030	200
Talen Energy Corp *	1,718	257
UGI Corp	17,100	426
Unitil Corp	2,200	133
York Water Co/The	1,600	62

		4,340
Total Common Stock
(Cost $214,596) ($ Thousands)		271,680

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	3,948,242	3,948
Total Cash Equivalent
(Cost $3,948) ($ Thousands)		3,948
Total Investments in Securities — 99.8%
(Cost $218,544) ($ Thousands)		$275,628

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	23	Sep-2024	$2,399	$2,557	$158

Percentages are based on Net Assets of $276,161 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$—	$—	$(1)	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	6,091	26,222	(28,365)	—	—	3,948	79	—
Totals	$6,092	$26,222	$(28,365)	$–	$(1)	$3,948	$79	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.0%

Communication Services — 2.4%
Anterix Inc *	1,560	$55
AST SpaceMobile Inc, Cl A *	8,310	241
Bandwidth Inc, Cl A *	3,750	64
Cinemark Holdings Inc *	67,915	1,859
Cogent Communications Holdings Inc	6,876	481
EW Scripps Co/The, Cl A *	26,430	52
Gogo Inc *	16,650	133
Grindr Inc *	20,660	248
IDT Corp, Cl B	4,820	185
Lions Gate Entertainment Corp, Cl A *	27,381	213
Marcus Corp/The	5,710	81
MediaAlpha Inc, Cl A *	9,730	173
Nexstar Media Group Inc, Cl A	3,913	669
Playstudios Inc *	36,069	55
Shutterstock Inc	13,536	486
Sinclair Inc	5,500	77
Spok Holdings Inc	9,390	140
Thryv Holdings Inc *	5,720	104
United States Cellular Corp *	3,593	200
Vimeo Inc *	50,640	271
Ziff Davis Inc *	9,109	445

		6,232
Consumer Discretionary — 10.3%
Aaron's Co Inc/The	31,805	321
Accel Entertainment Inc, Cl A *	5,760	67
Advance Auto Parts Inc	11,943	541
American Eagle Outfitters Inc	7,054	145
American Public Education Inc *	3,770	63
Arko Corp	8,850	55
Biglari Holdings Inc, Cl B *	1,141	204
BJ's Restaurants Inc *	2,530	78
Bloomin' Brands Inc	69,289	1,213
Boot Barn Holdings Inc *	1,746	234
Brinker International Inc *	13,120	938
Brunswick Corp/DE	7,706	609
Build-A-Bear Workshop Inc, Cl A	13,090	437
Carter's Inc	10,094	665
Cava Group Inc *	3,912	446
Century Communities Inc	2,811	281
Cheesecake Factory Inc/The	10,085	396
Churchill Downs Inc	5,254	730
Cooper-Standard Holdings Inc *	4,496	69
Cricut Inc, Cl A	10,220	59
Denny's Corp *	11,160	73
Designer Brands Inc, Cl A	11,100	74
Destination XL Group Inc *	21,312	59
Dick's Sporting Goods Inc	3,303	783
Dine Brands Global Inc	2,530	80
Domino's Pizza Inc	1,551	642
Dorman Products Inc *	6,123	694
Funko Inc, Cl A *	8,370	88

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gentex Corp	20,252	$635
Goodyear Tire & Rubber Co/The *	20,712	183
Green Brick Partners Inc *	4,599	362
Hooker Furnishings Corp	16,320	259
Hovnanian Enterprises Inc, Cl A *	1,261	273
Inspired Entertainment Inc *	11,345	102
J Jill Inc	2,050	67
Latham Group Inc *	47,099	294
Legacy Housing Corp *	6,745	182
Life Time Group Holdings Inc *	11,927	281
Lindblad Expeditions Holdings Inc *	18,181	180
M/I Homes Inc *	2,024	323
Marine Products Corp	9,730	91
MasterCraft Boat Holdings Inc *	4,350	81
Modine Manufacturing Co *	10,806	1,313
Movado Group Inc	2,599	62
Murphy USA Inc	2,488	1,293
Ollie's Bargain Outlet Holdings Inc *	2,209	198
OneSpaWorld Holdings Ltd	16,864	268
Oxford Industries Inc	2,698	235
PlayAGS Inc *	40,177	455
Pool Corp	1,927	678
Potbelly Corp *	33,616	268
Revolve Group Inc, Cl A *	2,900	66
Rocky Brands Inc	2,050	66
Rush Street Interactive Inc *	71,491	670
SharkNinja Inc	3,086	296
Steven Madden Ltd	13,676	617
Stitch Fix Inc, Cl A *	91,830	347
Stride Inc *	4,152	342
Sweetgreen Inc, Cl A *	10,277	325
Texas Roadhouse Inc, Cl A	1,241	209
Topgolf Callaway Brands Corp *	29,397	296
Travel + Leisure Co	13,236	586
Tri Pointe Homes Inc *	7,468	332
Urban Outfitters Inc *	42,605	1,547
Valvoline Inc *	15,878	670
Whirlpool Corp	13,095	1,313
Wingstop Inc	2,568	992
Xponential Fitness Inc, Cl A *	17,820	230
YETI Holdings Inc *	5,455	220

		27,251
Consumer Staples — 3.3%
Casey's General Stores Inc	2,002	725
Central Garden & Pet Co *	1,610	64
Hain Celestial Group Inc/The *	18,161	145
Ingles Markets Inc, Cl A	2,259	167
Ingredion Inc	6,087	818
Inter Parfums Inc	2,669	344
Lancaster Colony Corp	2,273	388
Lifeway Foods Inc *	4,700	90
MGP Ingredients Inc	3,693	331
Natural Grocers by Vitamin Cottage Inc	18,379	489

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Performance Food Group Co *	10,901	$814
Pilgrim's Pride Corp *	57,065	2,658
Sprouts Farmers Market Inc *	5,580	581
TreeHouse Foods Inc *	17,325	712
Village Super Market Inc, Cl A	8,846	284
Vital Farms Inc *	5,060	159

		8,769
Energy — 5.9%
Berry Corp	54,930	340
Cactus Inc, Cl A	12,497	744
Centrus Energy Corp, Cl A *	2,909	115
ChampionX Corp	50,319	1,566
Chord Energy Corp	3,077	457
Civitas Resources Inc	24,824	1,522
Clean Energy Fuels Corp *	24,800	77
CNX Resources Corp *	38,342	1,061
Delek US Holdings Inc	62,478	1,276
DMC Global Inc *	5,020	62
Dorian LPG Ltd	2,102	82
DT Midstream Inc	4,416	347
Excelerate Energy Inc, Cl A	18,730	341
FutureFuel Corp	71,750	448
Golar LNG Ltd	7,908	263
HF Sinclair Corp	10,312	507
Kinetik Holdings Inc, Cl A	6,952	308
Matador Resources Co	10,659	605
Northern Oil & Gas Inc	15,362	611
Oceaneering International Inc *	11,520	311
Permian Resources Corp, Cl A	68,539	976
Ranger Energy Services Inc, Cl A	24,922	310
REX American Resources Corp *	4,328	196
Riley Exploration Permian Inc	12,259	349
SFL Corp Ltd, Cl B	18,375	218
TechnipFMC PLC	6,506	175
Teekay Corp *	61,493	511
VAALCO Energy Inc	59,370	387
Veren Inc	147,094	1,063
Viper Energy Inc, Cl A	6,427	306
Vitesse Energy Inc	2,566	66

		15,600
Financials — 21.6%
Acacia Research Corp *	25,723	124
AFC Gamma Inc ‡	20,417	214
Alerus Financial Corp	14,407	323
Amalgamated Financial Corp	16,018	528
Ambac Financial Group Inc *	5,400	63
AssetMark Financial Holdings Inc *	6,873	242
Atlanticus Holdings Corp *	5,975	211
Axos Financial Inc *	4,473	311
Baldwin Insurance Group Inc/The, Cl A *	5,063	237
Banco Latinoamericano de Comercio Exterior SA, Cl E	8,360	262

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank7 Corp	2,585	$104
BayCom Corp	4,747	109
Business First Bancshares Inc	4,000	98
Capital Bancorp Inc	3,890	100
Capital City Bank Group Inc	1,910	66
Carter Bankshares Inc *	7,338	127
Cass Information Systems Inc	7,684	334
Chimera Investment Corp ‡	25,685	398
City Holding Co	3,889	462
Civista Bancshares Inc	3,626	62
CNO Financial Group Inc	61,900	2,162
Coastal Financial Corp/WA *	9,938	533
Cohen & Steers Inc	10,083	901
Colony Bankcorp Inc	8,394	126
Columbia Banking System Inc	124,293	3,130
Comerica Inc	14,104	805
Community Trust Bancorp Inc	1,570	79
Crawford & Co, Cl A	15,468	163
CrossFirst Bankshares Inc *	7,354	128
Diamond Hill Investment Group Inc	3,140	496
Donegal Group Inc, Cl A	8,498	129
Enova International Inc *	5,115	439
Esquire Financial Holdings Inc	8,088	498
Evercore Inc, Cl A	1,289	317
FactSet Research Systems Inc	1,301	550
Financial Institutions Inc	4,200	109
First American Financial Corp	10,137	647
First Commonwealth Financial Corp	74,129	1,276
First Community Bankshares Inc	6,100	269
First Financial Corp/IN	2,010	90
First Horizon Corp	55,690	924
First Interstate BancSystem Inc, Cl A	28,777	894
FNB Corp/PA	88,934	1,332
Fulton Financial Corp	14,068	272
Great Southern Bancorp Inc	2,920	174
Hamilton Lane Inc, Cl A	9,202	1,406
Hanover Insurance Group Inc/The	6,735	990
HBT Financial Inc	11,739	263
HCI Group Inc	2,241	215
Home BancShares Inc/AR	27,722	772
HomeTrust Bancshares Inc	7,072	258
Independent Bank Corp	11,470	726
Independent Bank Corp/MI	5,315	180
International Bancshares Corp	4,607	291
International Money Express Inc *	8,223	149
Jack Henry & Associates Inc	3,528	610
Jackson Financial Inc, Cl A	26,076	2,346
James River Group Holdings Ltd	8,252	61
Jefferies Financial Group Inc	6,000	360
KeyCorp	80,182	1,368
Kinsale Capital Group Inc	1,851	909
LendingTree Inc *	9,128	529
Lincoln National Corp	59,640	1,914

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mercantile Bank Corp	5,101	$235
Merchants Bancorp/IN	1,302	60
Metrocity Bankshares Inc	2,769	85
MGIC Investment Corp	30,541	777
Midland States Bancorp Inc	3,390	77
Moelis & Co, Cl A	5,174	346
Moneylion Inc *	5,180	240
Morningstar Inc	2,152	675
National Bank Holdings Corp, Cl A	9,976	437
NerdWallet Inc, Cl A *	5,170	67
New York Mortgage Trust Inc ‡	22,790	152
NMI Holdings Inc, Cl A *	20,729	851
Northrim BanCorp Inc	3,087	213
Oak Valley Bancorp	511	14
OFG Bancorp	15,684	721
Old National Bancorp/IN	141,178	2,802
Old Republic International Corp	8,542	306
Old Second Bancorp Inc	12,790	218
OppFi Inc	2,600	12
Orrstown Financial Services Inc	15,073	540
Park National Corp	1,912	336
Paysafe Ltd *	14,011	314
Peoples Bancorp Inc/OH	2,320	74
Peoples Financial Services Corp	1,499	71
Pinnacle Financial Partners Inc	10,498	1,045
Piper Sandler Cos	1,524	416
Plumas Bancorp	500	20
Ponce Financial Group Inc *	13,871	157
Primerica Inc	2,843	748
Princeton Bancorp Inc	223	8
Prosperity Bancshares Inc	9,483	698
Regional Management Corp	8,964	301
Republic Bancorp Inc/KY, Cl A	5,782	369
S&T Bancorp Inc	6,545	281
Security National Financial Corp, Cl A *	2,981	27
Selectquote Inc *	89,000	363
Sezzle Inc *	2,068	282
Sierra Bancorp	9,340	281
Southern Missouri Bancorp Inc	2,572	149
Southern States Bancshares Inc	1,700	53
SouthState Corp	3,213	312
Stellar Bancorp Inc	2,729	74
StepStone Group Inc, Cl A	12,745	697
Sunrise Realty Trust Inc *‡	6,137	86
Timberland Bancorp Inc/WA	700	22
TPG RE Finance Trust Inc ‡	33,200	301
United Fire Group Inc	10,050	206
Universal Insurance Holdings Inc	23,541	504
Univest Financial Corp	25,266	719
Valley National Bancorp	83,123	722
Victory Capital Holdings Inc, Cl A	4,358	238
Waterstone Financial Inc	4,894	74
Westamerica BanCorp	7,474	387

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wintrust Financial Corp	15,411	$1,677
WisdomTree Inc	17,185	174
World Acceptance Corp *	3,620	427
Zions Bancorp NA	25,120	1,245

		56,851
Health Care — 13.9%
ACELYRIN Inc *	29,169	140
ADMA Biologics Inc *	20,630	357
Agios Pharmaceuticals Inc *	5,644	259
Aldeyra Therapeutics Inc *	64,559	372
Alector Inc *	13,202	70
Altimmune Inc *	12,670	85
ALX Oncology Holdings Inc *	20,000	46
ANI Pharmaceuticals Inc *	3,389	216
Anika Therapeutics Inc *	2,490	64
Arcturus Therapeutics Holdings Inc *	3,140	66
Arcutis Biotherapeutics Inc *	22,460	244
ARS Pharmaceuticals Inc *	25,562	332
Avidity Biosciences Inc *	6,886	303
Axogen Inc *	4,740	62
Bioventus Inc, Cl A *	30,650	308
Blueprint Medicines Corp *	2,742	262
Brookdale Senior Living Inc, Cl A *	35,054	249
CareDx Inc *	17,097	525
Catalyst Pharmaceuticals Inc *	12,282	249
CG oncology Inc *	2,300	85
Chemed Corp	1,026	601
Coherus Biosciences Inc *	57,240	80
Collegium Pharmaceutical Inc *	35,315	1,358
Community Health Systems Inc *	104,940	572
Crinetics Pharmaceuticals Inc *	4,322	229
Dyne Therapeutics Inc *	8,107	374
Editas Medicine Inc, Cl A *	27,356	102
Embecta Corp	11,040	180
Encompass Health Corp	24,591	2,288
Enhabit Inc *	7,620	64
Ensign Group Inc/The	10,322	1,562
Entrada Therapeutics Inc *	1,300	23
Envista Holdings Corp *	16,063	293
Evolus Inc *	17,872	284
Generation Bio Co *	70,699	187
Geron Corp *	56,682	269
Glaukos Corp *	3,282	439
Globus Medical Inc, Cl A *	10,273	747
Halozyme Therapeutics Inc *	7,547	482
Harrow Inc *	13,585	550
Health Catalyst Inc *	34,520	248
HealthStream Inc	2,696	78
Heron Therapeutics Inc *	36,445	70
Inmode Ltd *	64,813	1,083
Insmed Inc *	8,228	629
Integra LifeSciences Holdings Corp *	41,026	835
iRadimed Corp	9,321	438

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Joint Corp/The *	14,612	$165
Kiniksa Pharmaceuticals International Plc, Cl A *	10,110	270
Kodiak Sciences Inc *	25,050	63
Krystal Biotech Inc *	2,000	390
Lantheus Holdings Inc *	4,052	431
LeMaitre Vascular Inc	12,007	1,084
LifeMD Inc *	19,831	103
Longboard Pharmaceuticals Inc *	8,566	309
MannKind Corp *	32,452	203
MeiraGTx Holdings plc *	18,953	77
Merit Medical Systems Inc *	1,422	138
Mersana Therapeutics Inc *	37,470	59
Mesa Laboratories Inc	860	115
Mirum Pharmaceuticals Inc *	7,210	311
Nurix Therapeutics Inc *	17,291	436
Option Care Health Inc *	19,016	609
OraSure Technologies Inc *	60,420	271
Organogenesis Holdings Inc, Cl A *	78,605	226
Pacira BioSciences Inc *	15,330	239
PACS Group Inc *	8,407	334
Pennant Group Inc/The *	7,940	272
Perrigo Co PLC	20,870	607
PetIQ Inc, Cl A *	9,061	277
Phathom Pharmaceuticals Inc *	16,491	273
Phibro Animal Health Corp, Cl A	4,510	95
Prestige Consumer Healthcare Inc *	17,760	1,326
PROCEPT BioRobotics Corp *	4,461	352
Puma Biotechnology Inc *	4,000	10
Quest Diagnostics Inc	3,928	617
QuidelOrtho Corp *	10,089	426
RadNet Inc *	4,719	313
RAPT Therapeutics Inc *	25,694	53
Relay Therapeutics Inc *	20,350	138
Replimune Group Inc, Cl Rights *	13,590	138
Revance Therapeutics Inc *	18,460	121
REVOLUTION Medicines Inc *	5,416	231
Rigel Pharmaceuticals Inc *	9,328	125
RxSight Inc *	3,071	173
SIGA Technologies Inc	25,020	226
Solid Biosciences Inc *	9,930	89
STERIS PLC	3,228	778
Stoke Therapeutics Inc *	19,097	278
Surmodics Inc *	6,766	268
Tactile Systems Technology Inc *	31,924	437
Tandem Diabetes Care Inc *	4,617	201
Taysha Gene Therapies Inc *	26,498	59
Tenet Healthcare Corp *	2,485	412
TG Therapeutics Inc *	13,450	316
TransMedics Group Inc *	2,628	442
Travere Therapeutics Inc *	14,140	134
Twist Bioscience Corp *	4,924	213
UFP Technologies Inc *	1,331	454

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ultragenyx Pharmaceutical Inc *	4,482	$255
US Physical Therapy Inc	6,230	533
Utah Medical Products Inc	6,392	435
Vanda Pharmaceuticals Inc *	69,113	366
Vaxcyte Inc *	5,543	448
Verve Therapeutics Inc *	47,700	320
Waystar Holding Corp *	9,732	265

		36,668
Industrials — 18.0%
ABM Industries Inc	20,186	1,154
ACCO Brands Corp	70,359	386
AerSale Corp *	15,930	81
Air Lease Corp, Cl A	15,362	711
Allison Transmission Holdings Inc	5,805	538
American Superconductor Corp *	8,275	167
Argan Inc	4,953	393
Aris Water Solutions Inc, Cl A	21,448	361
Astec Industries Inc	16,326	552
Astronics Corp *	10,090	226
AZEK Co Inc/The, Cl A *	7,974	340
AZZ Inc	2,109	175
Barnes Group Inc	20,919	838
Barrett Business Services Inc	7,312	267
Blue Bird Corp *	3,870	198
Booz Allen Hamilton Holding Corp, Cl A	5,304	842
Brady Corp, Cl A	3,177	235
BrightView Holdings Inc *	26,880	429
Brink's Co/The	2,129	236
Broadridge Financial Solutions Inc	3,114	663
Brookfield Business Corp, Cl A	6,726	153
BWX Technologies Inc	10,744	1,107
CACI International Inc, Cl A *	2,822	1,378
Carlisle Cos Inc	1,598	677
CECO Environmental Corp *	9,178	266
Clean Harbors Inc *	5,013	1,233
Commercial Vehicle Group Inc *	34,205	124
Concentrix Corp	8,582	646
Construction Partners Inc, Cl A *	3,109	205
Costamare Inc	34,434	489
Crane Co	1,296	205
Curtiss-Wright Corp	1,150	363
DXP Enterprises Inc/TX *	4,613	254
Dycom Industries Inc *	2,119	373
EMCOR Group Inc	1,173	461
Enerpac Tool Group Corp, Cl A	13,151	542
Ennis Inc	5,735	137
Enpro Inc	5,827	937
Enviri Corp *	40,304	482
ExlService Holdings Inc *	15,967	583
Franklin Covey Co *	9,322	375
Frontier Group Holdings Inc *	15,000	54
FTAI Aviation Ltd	5,141	657
Gates Industrial Corp PLC *	59,446	1,080

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genco Shipping & Trading Ltd	11,172	$197
GFL Environmental Inc	18,865	817
Global Industrial Co	8,413	282
Graham Corp *	2,040	65
Heidrick & Struggles International Inc	3,253	126
Hexcel Corp	18,382	1,163
Hudson Technologies Inc *	20,110	165
Huntington Ingalls Industries Inc	1,676	474
Huron Consulting Group Inc *	9,743	1,076
Hyster-Yale Inc	3,377	213
IBEX Holdings Ltd *	9,515	164
IES Holdings Inc *	1,333	249
Insperity Inc	4,379	412
Interface Inc, Cl A	14,450	273
ITT Inc	8,586	1,195
Karat Packaging Inc	11,403	289
Kelly Services Inc, Cl A	10,002	211
Kennametal Inc	8,238	213
Korn Ferry	10,927	798
L B Foster Co, Cl A *	3,490	70
Landstar System Inc	3,403	621
Limbach Holdings Inc *	1,220	79
Loar Holdings Inc *	3,776	280
LSI Industries Inc	15,910	253
Luxfer Holdings PLC	11,930	134
Manitowoc Co Inc/The *	17,941	181
Moog Inc, Cl A	1,347	266
Mueller Industries Inc	5,411	393
Mueller Water Products Inc, Cl A	16,454	353
Nordson Corp	2,452	629
Omega Flex Inc	1,340	63
PAM Transportation Services Inc *	3,612	66
Park-Ohio Holdings Corp	9,532	288
Powell Industries Inc	1,029	172
Preformed Line Products Co	1,290	155
Primoris Services Corp	3,189	180
Regal Rexnord Corp	4,013	673
RXO Inc *	12,231	348
Safe Bulkers Inc	77,376	395
Sensata Technologies Holding PLC	33,377	1,287
Shyft Group Inc/The	4,530	64
SPX Technologies Inc *	1,898	310
Standex International Corp	10,085	1,802
Steelcase Inc, Cl A	18,052	255
Sterling Infrastructure Inc *	2,869	343
Sun Country Airlines Holdings Inc *	20,682	227
Terex Corp	12,984	737
Tetra Tech Inc	2,856	679
TransUnion	6,660	645
Tutor Perini Corp *	20,974	503
UFP Industries Inc	4,979	606
UL Solutions Inc, Cl A	6,258	341
UniFirst Corp/MA	2,602	494

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
V2X Inc *	1,070	$61
Valmont Industries Inc	5,500	1,572
Viad Corp *	5,084	175
Virco Mfg. Corp	9,220	143
WESCO International Inc	7,283	1,204
Willdan Group Inc *	13,068	498
Willis Lease Finance Corp	1,040	113

		47,613
Information Technology — 9.1%
8x8 Inc *	96,270	181
ACI Worldwide Inc *	8,739	440
Agilysys Inc *	3,119	353
Alkami Technology Inc *	15,164	506
Alpha & Omega Semiconductor Ltd *	7,341	307
Amplitude Inc, Cl A *	6,660	59
Arlo Technologies Inc *	15,103	177
AvePoint Inc *	30,811	356
Aviat Networks Inc *	4,402	121
Backblaze Inc, Cl A *	8,700	53
Badger Meter Inc	1,817	376
Belden Inc	3,201	343
Benchmark Electronics Inc	5,739	244
Bentley Systems Inc, Cl B	11,512	593
Cirrus Logic Inc *	2,566	374
Clearfield Inc *	4,742	177
Clearwater Analytics Holdings Inc, Cl A *	13,483	334
Climb Global Solutions Inc	300	28
Cognex Corp	15,563	628
Coherent Corp *	3,402	265
CommVault Systems Inc *	3,608	561
Consensus Cloud Solutions Inc *	14,550	350
Credo Technology Group Holding Ltd *	12,866	449
Daktronics Inc *	5,560	80
Digital Turbine Inc *	33,340	107
Diodes Inc *	6,321	441
Fabrinet *	1,581	385
Hackett Group Inc/The	10,350	274
Harmonic Inc *	86,469	1,249
Immersion Corp	38,280	360
Impinj Inc *	1,070	180
Itron Inc *	2,989	306
Kulicke & Soffa Industries Inc	11,334	497
Littelfuse Inc	2,177	593
Lumentum Holdings Inc *	16,505	951
MACOM Technology Solutions Holdings Inc *	1,650	180
Methode Electronics Inc	24,523	256
Olo Inc, Cl A *	58,020	305
ON24 Inc *	45,404	293
OneSpan Inc *	32,800	529
Open Text Corp	26,585	846
PC Connection Inc	3,640	266
Photronics Inc *	75,943	1,964
Power Integrations Inc	8,707	584

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Q2 Holdings Inc *	5,138	$381
Red Violet Inc *	10,248	296
Ribbon Communications Inc *	19,080	65
Rimini Street Inc *	68,666	121
Rogers Corp *	5,046	541
SEMrush Holdings Inc, Cl A *	4,740	65
Silicon Laboratories Inc *	3,915	463
Silicon Motion Technology Corp ADR	18,315	1,164
SiTime Corp *	2,152	311
SolarWinds Corp	36,960	473
TTM Technologies Inc *	5,653	110
Turtle Beach Corp *	12,904	202
Universal Display Corp	3,378	654
Viavi Solutions Inc *	74,879	645
Yext Inc *	35,170	179
Zeta Global Holdings Corp, Cl A *	19,891	525

		24,116
Materials — 4.4%
American Vanguard Corp	12,400	71
Arcadium Lithium PLC *	93,682	254
Aspen Aerogels Inc *	7,948	228
ATI Inc *	4,505	288
Axalta Coating Systems Ltd *	14,143	516
Cabot Corp	10,406	1,094
Caledonia Mining Corp PLC	700	9
Chemours Co/The	30,895	601
Clearwater Paper Corp *	4,860	162
Commercial Metals Co	24,782	1,328
Compass Minerals International Inc	4,200	37
Ecovyst Inc *	21,197	152
FMC Corp	29,448	1,902
Greif Inc, Cl B	2,554	172
Haynes International Inc	3,091	186
Ingevity Corp *	8,950	354
Innospec Inc	3,820	440
Kronos Worldwide Inc	34,215	396
Louisiana-Pacific Corp	2,565	249
O-I Glass Inc, Cl I *	28,789	365
Olympic Steel Inc	1,623	65
Pactiv Evergreen Inc	9,427	111
Quaker Chemical Corp	3,478	589
Ranpak Holdings Corp, Cl A *	24,730	175
Reliance Inc	2,952	846
Silgan Holdings Inc	7,563	395
SunCoke Energy Inc	21,141	189
Universal Stainless & Alloy Products Inc *	11,510	485

		11,659
Real Estate — 5.5%
Agree Realty Corp ‡	14,468	1,056
Alexander's Inc ‡	2,174	498
Alpine Income Property Trust Inc ‡	4,734	90
American Healthcare REIT Inc ‡	16,387	343

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Braemar Hotels & Resorts Inc ‡	21,830	$68
Brixmor Property Group Inc ‡	11,071	303
CareTrust REIT Inc ‡	10,362	310
COPT Defense Properties ‡	25,523	760
CubeSmart ‡	11,960	620
eXp World Holdings Inc	34,453	405
Farmland Partners Inc ‡	34,168	350
FirstService Corp	2,152	387
Forestar Group Inc *	13,773	426
Gladstone Commercial Corp ‡	20,500	313
Healthpeak Properties Inc ‡	14,944	333
Highwoods Properties Inc ‡	57,671	1,858
National Storage Affiliates Trust ‡	18,160	849
Newmark Group Inc, Cl A	83,453	1,154
Orion Office REIT Inc ‡	92,400	379
Postal Realty Trust Inc, Cl A ‡	8,602	125
Redfin Corp *	12,620	118
RMR Group Inc/The, Cl A	16,504	421
Ryman Hospitality Properties Inc ‡	7,254	754
Saul Centers Inc ‡	5,725	234
STAG Industrial Inc ‡	23,679	961
Terreno Realty Corp ‡	9,658	667
Universal Health Realty Income Trust ‡	5,390	242
Vornado Realty Trust ‡	8,871	305
Whitestone REIT, Cl B ‡	4,840	65

		14,394
Utilities — 1.6%
Black Hills Corp	7,444	440
Brookfield Infrastructure Corp, Cl A	17,814	725
Chesapeake Utilities Corp	4,579	542
IDACORP Inc, Cl Rights	5,992	611
Portland General Electric Co	24,225	1,166
Pure Cycle Corp *	6,030	64
Spire Inc	5,412	357
Talen Energy Corp *	2,041	305

		4,210
Total Common Stock
(Cost $191,988) ($ Thousands)		253,363

EXCHANGE TRADED FUND — 0.4%

iShares Russell 2000 Value ETF	6,375	1,069

Total Exchange Traded Fund
(Cost $863) ($ Thousands)		1,069

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small Cap II Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	8,761,957	$8,762
Total Cash Equivalent
(Cost $8,762) ($ Thousands)		8,762
Total Investments in Securities — 99.7%
(Cost $201,613) ($ Thousands)		$263,194

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	18	Sep-2024	$1,905	$2,001	$96

Percentages are based on Net Assets of $263,877 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$(3)	$(2)	$4	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	5,983	20,575	(17,796)	—	—	8,762	88	—
Totals	$5,984	$20,575	$(17,799)	$(2)	$4	$8,762	$88	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 2.1%
AMC Networks Inc, Cl A *	22,800	$225
Cinemark Holdings Inc *	40,800	1,117
Cogent Communications Holdings Inc	29,503	2,065
Fox Corp	50,600	2,093
IMAX Corp *	54,210	1,149
Madison Square Garden Entertainment Corp, Cl A *	30,200	1,275
MediaAlpha Inc, Cl A *	71,410	1,271
Nexstar Media Group Inc, Cl A	27,789	4,749
Playtika Holding Corp	56,700	429
Shutterstock Inc	78,019	2,799
TEGNA Inc	49,300	684

		17,856
Consumer Discretionary — 11.5%
Abercrombie & Fitch Co, Cl A *	8,000	1,181
Academy Sports & Outdoors Inc	14,800	821
Adtalem Global Education Inc *	19,748	1,495
American Axle & Manufacturing Holdings Inc *	54,700	352
American Eagle Outfitters Inc	46,900	965
Autoliv Inc	12,100	1,240
AutoNation Inc *	4,700	836
Bloomin' Brands Inc	53,700	940
BorgWarner Inc	34,400	1,172
Brinker International Inc *	16,040	1,147
Brunswick Corp/DE	41,088	3,248
Burlington Stores Inc *	12,001	3,219
Capri Holdings Ltd *	18,100	647
Carter's Inc	12,100	797
Century Communities Inc	13,400	1,341
Churchill Downs Inc	22,560	3,135
Dick's Sporting Goods Inc	21,981	5,209
Domino's Pizza Inc	6,661	2,759
Dorman Products Inc *	10,290	1,167
Dream Finders Homes Inc, Cl A *	26,785	896
Expedia Group Inc *	5,700	793
Frontdoor Inc *	25,500	1,226
Funko Inc, Cl A *	107,130	1,122
G-III Apparel Group Ltd *	38,500	1,019
Goodyear Tire & Rubber Co/The *	71,642	632
Group 1 Automotive Inc	8,900	3,353
Harley-Davidson Inc	42,300	1,584
Haverty Furniture Cos Inc	38,200	1,047
Installed Building Products Inc	7,945	1,766
Jack in the Box Inc	7,184	355
JAKKS Pacific Inc *	15,700	387
KB Home	17,200	1,440
Kohl's Corp	24,700	479
M/I Homes Inc *	6,920	1,103
Macy's Inc	43,100	671
Mattel Inc *	78,600	1,492

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MGM Resorts International *	44,200	$1,661
Modine Manufacturing Co *	29,671	3,606
Mohawk Industries Inc *	7,800	1,210
Newell Brands Inc	128,211	909
ODP Corp/The *	35,698	1,101
Ollie's Bargain Outlet Holdings Inc *	24,123	2,160
Perdoceo Education Corp	45,800	1,028
Phinia Inc	11,300	542
Polaris Inc	8,100	686
Pool Corp	16,568	5,826
PulteGroup Inc	18,600	2,449
PVH Corp	13,300	1,313
Rush Street Interactive Inc *	122,750	1,150
Tapestry Inc	21,600	885
Taylor Morrison Home Corp, Cl A *	17,800	1,198
Texas Roadhouse Inc, Cl A	10,825	1,827
Toll Brothers Inc	32,400	4,668
Travel + Leisure Co	76,230	3,374
Upbound Group Inc, Cl A	44,400	1,478
Whirlpool Corp	14,400	1,444
Wingstop Inc	15,755	6,083
Winnebago Industries Inc	11,200	668
Wyndham Hotels & Resorts Inc	12,610	992

		97,294
Consumer Staples — 3.8%
Albertsons Cos Inc, Cl A	62,300	1,222
BellRing Brands Inc *	18,100	1,012
Bunge Global SA	12,000	1,216
Casey's General Stores Inc	18,699	6,775
Church & Dwight Co Inc	25,573	2,605
Conagra Brands Inc	38,100	1,189
Edgewell Personal Care Co	25,900	1,042
elf Beauty Inc *	6,570	984
Herbalife Ltd *	77,800	635
Ingles Markets Inc, Cl A	7,426	549
Ingredion Inc	17,300	2,324
Inter Parfums Inc	11,453	1,476
J & J Snack Foods Corp	10,833	1,844
Molson Coors Beverage Co, Cl B	44,100	2,380
SpartanNash Co	18,700	413
Sprouts Farmers Market Inc *	54,172	5,637
Vital Farms Inc *	25,621	806

		32,109
Energy — 4.0%
APA Corp	51,662	1,472
Ardmore Shipping Corp	61,600	1,163
Cactus Inc, Cl A	18,820	1,120
California Resources Corp	22,500	1,181
ChampionX Corp	81,432	2,535
Chord Energy Corp	13,214	1,961
Civitas Resources Inc	34,700	2,128
CNX Resources Corp *	44,100	1,220

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delek US Holdings Inc	34,000	$694
Helmerich & Payne Inc	53,700	1,752
HF Sinclair Corp	52,100	2,560
International Seaways Inc	22,100	1,145
Matador Resources Co	92,376	5,240
Murphy Oil Corp	36,000	1,342
Northern Oil & Gas Inc	94,322	3,752
Scorpio Tankers Inc	35,700	2,554
SM Energy Co	19,800	904
Vitesse Energy Inc	3,154	82
World Kinect Corp	26,900	775

		33,580
Financials — 16.3%
1st Source Corp	18,000	1,106
Affiliated Managers Group Inc	5,900	1,026
Ally Financial Inc	40,300	1,741
American Financial Group Inc/OH	5,900	788
Annaly Capital Management Inc ‡	20,550	414
Ares Capital Corp	35,700	753
Associated Banc-Corp	54,400	1,245
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	959
BankUnited Inc	36,900	1,418
Blue Owl Capital Corp	69,500	1,054
Chimera Investment Corp ‡	20,400	316
Citizens Financial Group Inc	77,700	3,345
CNA Financial Corp	18,800	976
CNO Financial Group Inc	113,090	3,949
Cohen & Steers Inc	43,294	3,869
Comerica Inc	30,100	1,719
Corpay Inc *	3,700	1,168
Dime Community Bancshares Inc	20,570	535
Employers Holdings Inc	25,650	1,230
Enact Holdings Inc	32,400	1,152
Enova International Inc *	13,700	1,175
Enterprise Financial Services Corp	21,155	1,119
Equitable Holdings Inc	15,800	672
Essent Group Ltd	17,600	1,132
Everest Group Ltd	2,600	1,020
FactSet Research Systems Inc	5,586	2,362
Fifth Third Bancorp	48,400	2,066
First BanCorp/Puerto Rico	58,000	1,240
First Busey Corp	27,700	749
First Financial Bancorp	45,000	1,191
First Horizon Corp	77,900	1,292
FNB Corp/PA	81,000	1,213
FS KKR Capital Corp	35,800	724
Fulton Financial Corp	117,500	2,274
Globe Life Inc	1,686	177
Hamilton Lane Inc, Cl A	57,958	8,858
Hancock Whitney Corp	35,700	1,918
Hanmi Financial Corp	62,800	1,244
HCI Group Inc	10,900	1,045

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Home BancShares Inc/AR	119,032	$3,314
Independent Bank Corp	17,830	1,129
Jack Henry & Associates Inc	15,148	2,621
KeyCorp	49,300	841
Kinsale Capital Group Inc	17,930	8,805
Lincoln National Corp	14,100	453
MarketAxess Holdings Inc	5,678	1,376
MGIC Investment Corp	81,200	2,065
Moelis & Co, Cl A	24,555	1,640
Morningstar Inc	9,239	2,899
Mr Cooper Group Inc *	12,935	1,213
Navient Corp	65,200	1,104
NCR Atleos Corp *	8,100	232
NMI Holdings Inc, Cl A *	30,400	1,249
Oaktree Specialty Lending Corp	53,000	908
OFG Bancorp	68,200	3,137
Palomar Holdings Inc, Cl A *	13,500	1,339
Park National Corp	7,300	1,283
Pathward Financial Inc	19,930	1,372
Piper Sandler Cos	5,910	1,612
PJT Partners Inc, Cl A	8,600	1,062
Popular Inc	24,900	2,552
Preferred Bank/Los Angeles CA	10,240	848
PROG Holdings Inc	66,400	3,105
Prosperity Bancshares Inc	40,716	2,996
Radian Group Inc	40,700	1,471
Regions Financial Corp	63,600	1,490
Reinsurance Group of America Inc, Cl A	6,200	1,369
Rithm Capital Corp ‡	85,300	1,018
Ryan Specialty Holdings Inc, Cl A	50,784	3,282
S&T Bancorp Inc	27,100	1,164
Skyward Specialty Insurance Group Inc *	27,836	1,138
Stifel Financial Corp	36,640	3,229
Synovus Financial Corp	19,300	890
Trustmark Corp	35,000	1,166
UMB Financial Corp	11,440	1,185
Universal Insurance Holdings Inc	7,500	160
Unum Group	39,000	2,164
Veritex Holdings Inc	36,500	919
Victory Capital Holdings Inc, Cl A	22,000	1,201
Virtu Financial Inc, Cl A	41,870	1,286
Western Union Co/The	32,400	395
WisdomTree Inc	134,000	1,359
WSFS Financial Corp	23,500	1,286
Zions Bancorp NA	44,500	2,205

		137,766
Health Care — 12.4%
Addus HomeCare Corp *	8,308	1,105
ADMA Biologics Inc *	67,210	1,163
Amneal Pharmaceuticals Inc *	154,000	1,334
ANI Pharmaceuticals Inc *	14,210	906
Baxter International Inc	48,100	1,825
Bio-Techne Corp	33,185	2,455

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blueprint Medicines Corp *	18,653	$1,782
CareDx Inc *	33,495	1,029
Catalyst Pharmaceuticals Inc *	54,590	1,106
Certara Inc *	130,041	1,593
Chemed Corp	4,405	2,582
Collegium Pharmaceutical Inc *	30,220	1,162
Corcept Therapeutics Inc *	32,400	1,144
DaVita Inc *	9,700	1,464
Encompass Health Corp	44,906	4,179
Ensign Group Inc/The	70,407	10,657
Exelixis Inc *	65,800	1,713
Geron Corp *	63,050	300
Globus Medical Inc, Cl A *	30,003	2,181
Haemonetics Corp *	9,622	727
Henry Schein Inc *	10,300	727
Incyte Corp *	9,000	591
Insmed Inc *	29,140	2,228
Intra-Cellular Therapies Inc *	12,260	898
Ironwood Pharmaceuticals Inc, Cl A *	97,700	494
Jazz Pharmaceuticals PLC *	19,500	2,262
Kiniksa Pharmaceuticals International Plc, Cl A *	51,700	1,383
Krystal Biotech Inc *	6,100	1,190
Lantheus Holdings Inc *	16,985	1,808
LeMaitre Vascular Inc	54,223	4,896
Ligand Pharmaceuticals Inc *	12,962	1,371
Medpace Holdings Inc *	2,530	899
Merit Medical Systems Inc *	47,365	4,579
NeoGenomics Inc *	64,510	1,066
Omnicell Inc *	26,870	1,195
Option Care Health Inc *	55,640	1,782
Organon & Co	117,800	2,633
Perrigo Co PLC	89,548	2,606
Premier Inc, Cl A	49,700	1,012
Protagonist Therapeutics Inc *	33,000	1,415
Quest Diagnostics Inc	16,866	2,648
RadNet Inc *	47,200	3,129
Repligen Corp *	21,500	3,245
Select Medical Holdings Corp	27,000	974
STERIS PLC	13,858	3,341
Supernus Pharmaceuticals Inc *	9,820	345
Syndax Pharmaceuticals Inc *	22,600	464
TG Therapeutics Inc *	56,500	1,327
TransMedics Group Inc *	16,765	2,818
United Therapeutics Corp *	12,005	4,364
Universal Health Services Inc, Cl B	11,300	2,689
US Physical Therapy Inc	26,750	2,290
Veracyte Inc *	35,830	1,130
Vericel Corp *	21,300	1,100

		105,306
Industrials — 23.9%
AAON Inc	37,333	3,566
ABM Industries Inc	24,600	1,406

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Acuity Brands Inc	7,400	$1,885
ACV Auctions Inc, Cl A *	29,465	551
Advanced Drainage Systems Inc	18,082	2,835
AeroVironment Inc *	18,880	3,847
AGCO Corp	24,600	2,240
Air Lease Corp, Cl A	65,962	3,052
Allison Transmission Holdings Inc	72,224	6,699
Apogee Enterprises Inc	26,800	1,790
ArcBest Corp	14,700	1,563
Argan Inc	13,800	1,094
Armstrong World Industries Inc	9,000	1,141
Atkore Inc	19,600	1,829
Axon Enterprise Inc *	15,424	5,629
AZEK Co Inc/The, Cl A *	22,295	950
AZZ Inc	13,000	1,081
Blue Bird Corp *	21,870	1,119
Booz Allen Hamilton Holding Corp, Cl A	22,775	3,616
Broadridge Financial Solutions Inc	13,361	2,844
Builders FirstSource Inc *	9,300	1,618
BWX Technologies Inc	23,312	2,401
Cadre Holdings Inc	20,015	726
Carlisle Cos Inc	6,875	2,914
Casella Waste Systems Inc, Cl A *	21,615	2,331
CNH Industrial NV	252,000	2,606
Comfort Systems USA Inc	3,288	1,162
Concentrix Corp	36,848	2,772
Construction Partners Inc, Cl A *	21,500	1,419
Copart Inc *	84,755	4,489
Crane Co	26,290	4,164
CSG Systems International Inc	13,150	638
Deluxe Corp	26,200	539
Douglas Dynamics Inc	38,780	1,080
Ennis Inc	45,100	1,078
ExlService Holdings Inc *	118,926	4,346
Exponent Inc	56,549	6,123
Federal Signal Corp	38,005	3,591
FTAI Aviation Ltd	36,625	4,681
FTI Consulting Inc *	11,135	2,542
Gates Industrial Corp PLC *	52,900	961
GATX Corp	8,000	1,129
GFL Environmental Inc	81,002	3,508
Greenbrier Cos Inc/The	21,000	1,017
Heidrick & Struggles International Inc	28,500	1,100
Hexcel Corp	41,360	2,618
HNI Corp	22,600	1,217
Huntington Ingalls Industries Inc	11,898	3,364
Huron Consulting Group Inc *	9,454	1,044
Insperity Inc	18,800	1,767
Interface Inc, Cl A	60,500	1,142
Kirby Corp *	14,515	1,741
Korn Ferry	16,100	1,176
Landstar System Inc	14,610	2,667
ManpowerGroup Inc	14,300	1,057

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Matson Inc	16,684	$2,307
MillerKnoll Inc	39,600	1,166
Moog Inc, Cl A	8,950	1,767
Mueller Water Products Inc, Cl A	63,300	1,359
Nordson Corp	10,528	2,701
Oshkosh Corp	14,950	1,613
Owens Corning	12,000	2,025
Parsons Corp *	46,155	4,406
Powell Industries Inc	5,744	962
Primoris Services Corp	20,390	1,151
Quad/Graphics Inc, Cl A	86,600	406
Quanex Building Products Corp	29,420	813
RBC Bearings Inc *	17,744	5,285
Rollins Inc	39,684	1,991
Rush Enterprises Inc, Cl A	21,270	1,121
Ryder System Inc	15,400	2,237
Sensata Technologies Holding PLC	73,768	2,844
Simpson Manufacturing Co Inc	3,600	659
SkyWest Inc *	14,630	1,134
Snap-on Inc	7,400	2,100
SPX Technologies Inc *	28,150	4,592
Standex International Corp	18,478	3,301
Terex Corp	17,600	999
Tetra Tech Inc	12,255	2,913
Textron Inc	32,800	2,991
Timken Co/The	12,700	1,074
TransUnion	28,578	2,767
Trex Co Inc *	32,299	2,059
Trinity Industries Inc	30,630	1,011
UFP Industries Inc	21,378	2,601
UniFirst Corp/MA	17,233	3,269
United Airlines Holdings Inc *	16,200	713
Valmont Industries Inc	11,925	3,408
Watsco Inc	7,491	3,561
WESCO International Inc	17,941	2,967
Zurn Elkay Water Solutions Corp	33,600	1,090

		202,828
Information Technology — 13.2%
ACI Worldwide Inc *	29,300	1,476
ACM Research Inc, Cl A *	50,197	906
Adeia Inc	66,900	843
Agilysys Inc *	16,060	1,816
Alarm.com Holdings Inc *	23,841	1,419
Amdocs Ltd	18,200	1,583
Amkor Technology Inc	70,800	2,329
Appfolio Inc, Cl A *	4,351	1,009
Arrow Electronics Inc *	16,000	2,161
Avnet Inc	22,000	1,214
Badger Meter Inc	19,195	3,972
Belden Inc	11,100	1,191
Bentley Systems Inc, Cl B	49,396	2,542
Camtek Ltd/Israel	19,609	1,785
Cirrus Logic Inc *	10,700	1,559

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clear Secure Inc, Cl A	40,100	$1,219
Clearwater Analytics Holdings Inc, Cl A *	98,440	2,439
Cognex Corp	66,821	2,698
CommVault Systems Inc *	7,480	1,162
Descartes Systems Group Inc/The *	27,869	2,812
Dropbox Inc, Cl A *	38,700	973
EPAM Systems Inc *	6,887	1,383
Fabrinet *	4,700	1,145
Fair Isaac Corp *	2,336	4,042
FormFactor Inc *	24,280	1,184
Gen Digital Inc	45,400	1,201
Intapp Inc *	24,300	1,123
InterDigital Inc	9,900	1,372
Itron Inc *	11,000	1,124
Jabil Inc	28,300	3,093
Keysight Technologies Inc *	19,371	2,985
Kulicke & Soffa Industries Inc	48,666	2,132
Littelfuse Inc	9,346	2,544
LiveRamp Holdings Inc *	26,000	674
Monolithic Power Systems Inc	4,079	3,813
Napco Security Technologies Inc	22,500	1,044
NCR Voyix Corp *	16,200	219
Nova Ltd *	13,510	3,020
Novanta Inc *	26,025	4,770
OneSpan Inc *	74,320	1,198
Onto Innovation Inc *	13,318	2,840
OSI Systems Inc *	7,400	1,109
Power Integrations Inc	37,385	2,509
Q2 Holdings Inc *	53,030	3,935
Sanmina Corp *	21,400	1,485
Skyworks Solutions Inc	5,500	603
SolarWinds Corp	79,500	1,017
SPS Commerce Inc *	14,420	2,880
TD SYNNEX Corp	7,400	898
Tenable Holdings Inc *	19,800	817
TTM Technologies Inc *	64,600	1,256
Tyler Technologies Inc *	7,370	4,333
Universal Display Corp	14,503	2,810
Varonis Systems Inc, Cl B *	45,625	2,582
Vertex Inc, Cl A *	123,164	4,765
Vishay Intertechnology Inc	18,300	369
Xerox Holdings Corp	43,900	497
Zeta Global Holdings Corp, Cl A *	88,820	2,346

		112,225
Materials — 3.4%
Balchem Corp	26,144	4,628
Berry Global Group Inc	26,700	1,839
Cabot Corp	24,204	2,544
Carpenter Technology Corp	8,115	1,175
Chemours Co/The	26,400	513
Eastman Chemical Co	9,800	1,003
HB Fuller Co	13,491	1,156
Ingevity Corp *	8,900	352

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Knife River Corp *	14,790	$1,166
Mosaic Co/The	34,700	991
O-I Glass Inc, *	54,500	692
Quaker Chemical Corp	14,933	2,528
Reliance Inc	17,077	4,895
Ryerson Holding Corp	17,000	340
Sealed Air Corp	28,500	996
Silgan Holdings Inc	15,700	821
Steel Dynamics Inc	13,000	1,554
Sylvamo Corp	14,560	1,151

		28,344
Real Estate — 5.0%
Acadia Realty Trust ‡	63,200	1,423
American Assets Trust Inc ‡	36,700	1,000
Apple Hospitality REIT Inc ‡	67,400	973
Brandywine Realty Trust ‡	80,600	421
Brixmor Property Group Inc ‡	45,100	1,235
City Office REIT Inc ‡	72,700	427
COPT Defense Properties ‡	36,400	1,084
CoStar Group Inc *	39,065	3,020
CTO Realty Growth Inc ‡	36,630	697
CubeSmart ‡	51,351	2,661
EPR Properties ‡	27,700	1,315
Essential Properties Realty Trust Inc ‡	40,500	1,292
eXp World Holdings Inc	147,931	1,740
FirstService Corp	9,706	1,748
Franklin Street Properties Corp ‡	107,000	195
Getty Realty Corp ‡	35,660	1,133
Host Hotels & Resorts Inc ‡	110,000	1,947
Industrial Logistics Properties Trust ‡	35,900	178
Innovative Industrial Properties Inc, Cl A ‡	21,500	2,672
InvenTrust Properties Corp ‡	38,600	1,146
Kilroy Realty Corp ‡	22,400	812
Kite Realty Group Trust ‡	29,900	780
Omega Healthcare Investors Inc ‡	29,900	1,182
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	540
Plymouth Industrial REIT Inc ‡	46,190	1,106
Ryman Hospitality Properties Inc ‡	31,124	3,236
Sabra Health Care REIT Inc ‡	119,520	2,037
Safehold Inc ‡	46,620	1,168
Service Properties Trust ‡	48,500	227
Tanger Inc ‡	21,200	645
Terreno Realty Corp ‡	57,468	3,968
Uniti Group Inc ‡	71,260	311

		42,319
Utilities — 2.1%
Black Hills Corp	20,000	1,182
Brookfield Infrastructure Corp, Cl A	76,490	3,113
Chesapeake Utilities Corp	19,660	2,328
National Fuel Gas Co	15,900	950
New Jersey Resources Corp	19,900	922
NRG Energy Inc	59,700	5,075

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otter Tail Corp	11,200	$947
Portland General Electric Co	23,700	1,140
UGI Corp	22,900	571
Vistra Corp	18,800	1,606

		17,834
Total Common Stock
(Cost $629,682) ($ Thousands)		827,461

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	18,958,848	18,959
Total Cash Equivalent
(Cost $18,959) ($ Thousands)		18,959
Total Investments in Securities — 99.9%
(Cost $648,641) ($ Thousands)		$846,420

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Small/Mid Cap Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	31	Sep-2024	$3,414	$3,446	$32
S&P Mid Cap 400 Index E-MINI	11	Sep-2024	3,363	3,408	45
			$6,777	$6,854	$77

Percentages are based on Net Assets of $847,445 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security .
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$—	$—	$(1)	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	18,646	53,944	(53,631)	—	—	18,959	278	—
Totals	$18,647	$53,944	$(53,631)	$–	$(1)	$18,959	$278	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.0%

Communication Services — 8.6%
Alphabet Inc, Cl A	273,155	$44,628
Alphabet Inc, Cl C	91,127	15,046
AT&T Inc	631,285	12,563
Cargurus Inc, Cl A *	56,039	1,624
Cars.com Inc *	48,515	865
Cinemark Holdings Inc *	78,725	2,155
Comcast Corp, Cl A	301,213	11,919
Electronic Arts Inc	42,313	6,424
Fox Corp	102,770	3,965
John Wiley & Sons Inc, Cl A	1,114	54
Match Group Inc *	100,309	3,732
Meta Platforms Inc, Cl A	66,250	34,537
Netflix Inc *	3,208	2,250
New York Times Co/The, Cl A	11,393	626
Omnicom Group Inc	73,530	7,385
Pinterest Inc, Cl A *	80,882	2,591
ROBLOX Corp, Cl A *	35,270	1,551
Spotify Technology SA *	3,623	1,242
TEGNA Inc	42,897	595
T-Mobile US Inc	10,671	2,121
Trade Desk Inc/The, Cl A *	26,547	2,775
TripAdvisor Inc *	63,800	926
Verizon Communications Inc	253,845	10,606
Yelp Inc, Cl A *	24,023	839
Ziff Davis Inc *	33,694	1,647

		172,666
Consumer Discretionary — 13.5%
Abercrombie & Fitch Co, Cl A *	15,579	2,299
Adtalem Global Education Inc *	37,387	2,831
Amazon.com Inc *	161,659	28,856
AutoZone Inc *	2,718	8,647
Booking Holdings Inc	3,161	12,357
Boyd Gaming Corp	9,447	567
Carnival Corp, Cl A *	241,457	3,984
Chipotle Mexican Grill Inc, Cl A *	20,289	1,138
Columbia Sportswear Co	14,858	1,200
Deckers Outdoor Corp *	11,356	10,894
Dick's Sporting Goods Inc	1,859	441
Domino's Pizza Inc	15,222	6,305
DoorDash Inc, Cl A *	12,820	1,650
DR Horton Inc	20,526	3,875
eBay Inc	59,691	3,528
Expedia Group Inc *	60,324	8,390
Ford Motor Co	185,834	2,079
Frontdoor Inc *	55,992	2,692
Gap Inc/The	61,252	1,374
Garmin Ltd	36,980	6,778
General Motors Co	268,572	13,370
Genuine Parts Co	3,936	564
Goodyear Tire & Rubber Co/The *	133,610	1,178
Graham Holdings Co, Cl B	2,828	2,249

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Grand Canyon Education Inc *	2,071	$300
H&R Block Inc	165,420	10,473
Home Depot Inc/The	25,736	9,484
International Game Technology PLC	56,491	1,265
KB Home	50,459	4,224
Kohl's Corp	50,660	982
Kontoor Brands Inc	21,938	1,642
Las Vegas Sands Corp	62,413	2,433
Laureate Education Inc, Cl A	81,609	1,258
Lennar Corp, Cl A	17,495	3,185
Lennar Corp, Cl B	10,615	1,792
Lululemon Athletica Inc *	21,305	5,528
M/I Homes Inc *	6,636	1,058
McDonald's Corp	27,794	8,023
Murphy USA Inc	427	222
NIKE Inc, Cl B	31,651	2,637
NVR Inc *	211	1,935
ODP Corp/The *	19,557	603
O'Reilly Automotive Inc *	8,246	9,318
Phinia Inc	9,253	444
PulteGroup Inc	47,819	6,295
PVH Corp	41,168	4,063
Ross Stores Inc	14,989	2,258
SharkNinja Inc	16,685	1,599
Skechers USA Inc, Cl A *	41,852	2,866
Stride Inc *	13,482	1,110
Tapestry Inc	48,586	1,991
Taylor Morrison Home Corp, Cl A *	86,475	5,822
Texas Roadhouse Inc, Cl A	7,349	1,240
TJX Cos Inc/The	23,347	2,738
Toll Brothers Inc	73,727	10,622
Tractor Supply Co	7,645	2,045
Tri Pointe Homes Inc *	107,454	4,775
Ulta Beauty Inc *	10,953	3,865
Urban Outfitters Inc *	36,817	1,337
Williams-Sonoma Inc	56,196	7,549
Wingstop Inc	24,025	9,276
Wynn Resorts Ltd	10,196	784
Yum! Brands Inc	60,415	8,151

		272,438
Consumer Staples — 7.4%
Altria Group Inc	376,514	20,245
Andersons Inc/The	18,430	939
Archer-Daniels-Midland Co	9,583	584
BellRing Brands Inc *	49,950	2,794
Bunge Global SA	70,619	7,159
Cal-Maine Foods Inc	24,560	1,769
Campbell Soup Co	4,916	244
Casey's General Stores Inc	2,623	950
Church & Dwight Co Inc	6,575	670
Coca-Cola Co/The	126,268	9,151
Colgate-Palmolive Co	135,268	14,406
Conagra Brands Inc	13,772	430

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Costco Wholesale Corp	3,010	$2,686
Edgewell Personal Care Co	16,040	645
Flowers Foods Inc	5,670	132
General Mills Inc	10,163	735
Ingles Markets Inc, Cl A	3,077	228
Ingredion Inc	51,734	6,948
J M Smucker Co/The	3,043	349
Keurig Dr Pepper Inc	7,207	264
Kimberly-Clark Corp	7,787	1,126
Kraft Heinz Co/The	213,710	7,572
Kroger Co/The	167,637	8,920
Lancaster Colony Corp	1,376	235
Molson Coors Beverage Co, Cl B	55,092	2,973
Monster Beverage Corp *	12,517	590
PepsiCo Inc	43,590	7,536
Philip Morris International Inc	86,752	10,696
Pilgrim's Pride Corp *	29,641	1,381
Post Holdings Inc *	18,189	2,106
Primo Water Corp	31,645	699
Procter & Gamble Co/The	59,382	10,186
Sprouts Farmers Market Inc *	38,611	4,018
US Foods Holding Corp *	123,320	7,302
Vital Farms Inc *	11,066	348
Walgreens Boots Alliance Inc	215,124	1,990
Walmart Inc	139,026	10,737
WD-40 Co	422	111

		149,854
Energy — 1.5%
Archrock Inc	19,931	403
Chevron Corp	12,997	1,923
DT Midstream Inc	6,882	541
Exxon Mobil Corp	27,045	3,190
International Seaways Inc	28,815	1,493
Marathon Petroleum Corp	4,289	760
PBF Energy Inc, Cl A	58,134	1,980
Scorpio Tankers Inc	26,575	1,901
SM Energy Co	69,121	3,154
TechnipFMC PLC	115,493	3,100
Valero Energy Corp	28,650	4,204
Weatherford International PLC	17,791	1,867
Williams Cos Inc/The	104,102	4,765

		29,281
Financials — 12.4%
Affiliated Managers Group Inc	21,996	3,824
Aflac Inc	66,475	7,336
Allstate Corp/The	13,482	2,547
Ally Financial Inc	205,861	8,891
American Express Co	38,443	9,943
American Financial Group Inc/OH	5,086	680
American International Group Inc	113,229	8,724
Axis Capital Holdings Ltd	45,919	3,668
Bank of New York Mellon Corp/The	137,145	9,356

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bank of NT Butterfield & Son Ltd/The	28,668	$1,097
Bank OZK	117,064	5,075
BankUnited Inc	31,409	1,207
Berkshire Hathaway Inc, Cl B *	1,449	690
BlackRock Inc, Cl A	1,918	1,730
Bread Financial Holdings Inc	28,747	1,672
Brighthouse Financial Inc *	62,910	2,888
Brown & Brown Inc	14,328	1,506
Capital One Financial Corp	60,973	8,959
Cboe Global Markets Inc	15,557	3,195
Citigroup Inc	238,827	14,960
Comerica Inc	82,634	4,719
Commerce Bancshares Inc/MO	12,011	768
Corebridge Financial Inc	196,805	5,818
Corpay Inc *	4,904	1,547
Donnelley Financial Solutions Inc *	21,182	1,412
East West Bancorp Inc	24,014	2,019
Enova International Inc *	11,029	946
Fiserv Inc *	25,730	4,492
Genworth Financial Inc, Cl A *	45,121	315
Goldman Sachs Group Inc/The	3,671	1,873
Hamilton Lane Inc, Cl A	14,828	2,266
Intercontinental Exchange Inc	24,506	3,959
Jackson Financial Inc, Cl A	55,688	5,010
Janus Henderson Group PLC	51,136	1,923
Mastercard Inc, Cl A	25,353	12,254
MFA Financial Inc ‡	76,815	962
Moody's Corp	14,119	6,886
Mr Cooper Group Inc *	25,179	2,362
MSCI Inc, Cl A	11,301	6,561
Nasdaq Inc	67,814	4,888
Navient Corp	62,661	1,061
Nelnet Inc, Cl A	425	49
NU Holdings Ltd/Cayman Islands, Cl A *	80,734	1,209
Pagseguro Digital Ltd, Cl A *	118,600	1,313
Palomar Holdings Inc, Cl A *	9,383	931
Pathward Financial Inc	10,760	741
Pinnacle Financial Partners Inc	940	94
PNC Financial Services Group Inc/The	19,106	3,536
Popular Inc	63,505	6,509
PROG Holdings Inc	16,300	762
Reinsurance Group of America Inc, Cl A	47,138	10,406
RenaissanceRe Holdings Ltd	18,544	4,725
Rithm Capital Corp ‡	284,070	3,392
SiriusPoint Ltd *	55,289	829
SLM Corp	148,076	3,267
Synchrony Financial	175,063	8,799
T Rowe Price Group Inc	6,159	653
Tradeweb Markets Inc, Cl A	7,437	879
Travelers Cos Inc/The	4,150	946
UMB Financial Corp	14,536	1,506
Unum Group	116,035	6,439
Victory Capital Holdings Inc, Cl A	8,522	465

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Virtu Financial Inc, Cl A	31,964	$982
Visa Inc, Cl A	48,790	13,484
W R Berkley Corp	8,934	533
WaFd Inc	25,680	942
Wells Fargo & Co	37,069	2,167
Western Union Co/The	292,637	3,570

		249,117
Health Care — 12.1%
AbbVie Inc	80,820	15,866
Addus HomeCare Corp *	3,954	526
Amgen Inc	1,755	586
Arvinas Inc *	15,837	414
Baxter International Inc	54,404	2,064
Boston Scientific Corp *	93,220	7,624
Bristol-Myers Squibb Co	61,141	3,054
Cardinal Health Inc	90,694	10,223
Cencora Inc	66,869	16,020
Centene Corp *	42,070	3,316
Cigna Group/The	32,731	11,842
CVS Health Corp	91,226	5,222
DaVita Inc *	12,971	1,958
Eli Lilly & Co	21,557	20,695
Embecta Corp	12,750	208
Ensign Group Inc/The	23,047	3,488
Gilead Sciences Inc	110,579	8,736
Halozyme Therapeutics Inc *	8,252	527
HCA Healthcare Inc	20,137	7,966
HealthEquity Inc *	4,952	394
Henry Schein Inc *	3,353	237
Hims & Hers Health Inc *	18,471	272
Hologic Inc *	29,536	2,400
ICU Medical Inc *	3,012	498
IDEXX Laboratories Inc *	9,402	4,525
Intuitive Surgical Inc *	12,459	6,138
Jazz Pharmaceuticals PLC *	13,581	1,575
Johnson & Johnson	92,913	15,411
Labcorp Holdings Inc	8,297	1,907
Lantheus Holdings Inc *	5,154	549
LeMaitre Vascular Inc	4,816	435
McKesson Corp	29,689	16,658
Medpace Holdings Inc *	4,102	1,457
Medtronic PLC	66,482	5,889
Merck & Co Inc	19,253	2,281
Merit Medical Systems Inc *	22,003	2,127
Mettler-Toledo International Inc *	4,750	6,836
Organon & Co	84,359	1,885
Pediatrix Medical Group Inc *	18,629	202
Premier Inc, Cl A	43,738	891
Quest Diagnostics Inc	25,466	3,997
Regeneron Pharmaceuticals Inc *	3,294	3,902
Royalty Pharma PLC, Cl A	47,681	1,384
Sarepta Therapeutics Inc *	2,763	375
Solventum Corp *	12,590	807

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Stryker Corp	6,722	$2,423
Tenet Healthcare Corp *	53,762	8,916
United Therapeutics Corp *	15,522	5,643
UnitedHealth Group Inc	4,727	2,790
Universal Health Services Inc, Cl B	36,974	8,799
Vertex Pharmaceuticals Inc *	11,736	5,820
Viatris Inc	547,085	6,609

		244,367
Industrials — 11.0%
3M Co	33,177	4,469
A O Smith Corp	8,517	713
ACCO Brands Corp	63,934	350
Allegion plc	6,198	860
Allison Transmission Holdings Inc	94,292	8,746
American Airlines Group Inc *	374,450	3,977
Armstrong World Industries Inc	3,079	390
Atmus Filtration Technologies Inc	24,680	885
Automatic Data Processing Inc	2,643	729
Brink's Co/The	32,052	3,555
CACI International Inc, Cl A *	7,040	3,436
Carlisle Cos Inc	8,658	3,669
CH Robinson Worldwide Inc	18,763	1,942
Cintas Corp	9,735	7,838
Clean Harbors Inc *	4,921	1,210
Costamare Inc	33,919	481
CSG Systems International Inc	951	46
CSW Industrials Inc	1,088	367
CSX Corp	56,804	1,947
Cummins Inc	2,526	790
Curtiss-Wright Corp	11,997	3,789
Delta Air Lines Inc	204,379	8,684
Deluxe Corp	31,932	657
Donaldson Co Inc	8,509	619
Dover Corp	9,719	1,808
Eaton Corp PLC	2,871	881
EMCOR Group Inc	1,241	488
Emerson Electric Co	18,248	1,923
Expeditors International of Washington Inc	10,005	1,235
Fastenal Co	112,361	7,672
Federal Signal Corp	4,230	400
FedEx Corp	12,450	3,720
Ferguson Enterprises Inc	9,667	1,989
Franklin Electric Co Inc	3,186	331
FTI Consulting Inc *	443	101
Gates Industrial Corp PLC *	101,161	1,837
Genpact Ltd	33,509	1,315
Graco Inc	74,438	6,204
HNI Corp	18,027	971
Honeywell International Inc	10,547	2,193
Howmet Aerospace Inc	50,918	4,922
IDEX Corp	2,203	455
Illinois Tool Works Inc	33,583	8,503
ITT Inc	5,839	813

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kirby Corp *	23,193	$2,781
Landstar System Inc	2,520	460
Leidos Holdings Inc	9,555	1,515
Lincoln Electric Holdings Inc	1,759	341
Lockheed Martin Corp	14,814	8,416
ManpowerGroup Inc	13,003	961
Masco Corp	7,097	565
Masterbrand Inc *	44,699	717
Maximus Inc	32,572	3,005
MSA Safety Inc	2,622	479
MSC Industrial Direct Co Inc, Cl A	24,940	2,051
Mueller Industries Inc	5,136	373
Otis Worldwide Corp	23,601	2,235
Owens Corning	15,613	2,634
PACCAR Inc	20,829	2,003
Parker-Hannifin Corp	8,053	4,833
Parsons Corp *	15,638	1,493
Paychex Inc	57,490	7,543
Republic Services Inc, Cl A	21,681	4,514
Resideo Technologies Inc *	63,832	1,287
Robert Half Inc	58,872	3,689
Rollins Inc	114,898	5,766
Ryder System Inc	48,435	7,035
Science Applications International Corp	9,498	1,240
SkyWest Inc *	23,700	1,838
Snap-on Inc	24,709	7,011
SS&C Technologies Holdings Inc	15,231	1,144
Trane Technologies PLC	19,821	7,168
TriNet Group Inc	6,364	654
United Airlines Holdings Inc *	136,966	6,032
Verisk Analytics Inc, Cl A	23,616	6,443
Verra Mobility Corp, Cl A *	48,706	1,345
Waste Management Inc	3,880	823
Watts Water Technologies Inc, Cl A	488	96
Westinghouse Air Brake Technologies Corp	24,922	4,226
WW Grainger Inc	11,067	10,900

		221,526
Information Technology — 29.5%
Accenture PLC, Cl A	3,004	1,027
Adobe Inc *	16,293	9,359
Alkami Technology Inc *	17,000	567
Amdocs Ltd	56,391	4,904
Amkor Technology Inc	68,518	2,254
Amphenol Corp, Cl A	113,841	7,679
Analog Devices Inc	21,592	5,071
Apple Inc	461,540	105,693
Applied Materials Inc	8,423	1,662
AppLovin Corp, Cl A *	21,065	1,956
Arista Networks Inc *	14,065	4,970
Arrow Electronics Inc *	37,039	5,003
Autodesk Inc *	22,793	5,890
Avnet Inc	60,506	3,339
Belden Inc	17,615	1,890

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Broadcom Inc	48,258	$7,857
Cadence Design Systems Inc *	27,382	7,364
Cisco Systems Inc	425,479	21,504
Clear Secure Inc, Cl A	44,641	1,357
Cloudflare Inc, Cl A *	26,723	2,195
Cognizant Technology Solutions Corp, Cl A	119,671	9,307
CommVault Systems Inc *	9,772	1,519
Consensus Cloud Solutions Inc *	11,449	276
Crane NXT Co	28,095	1,651
Crowdstrike Holdings Inc, Cl A *	2,456	681
Dell Technologies Inc, Cl C	76,889	8,884
Dolby Laboratories Inc, Cl A	35,921	2,563
Dropbox Inc, Cl A *	322,537	8,109
DXC Technology Co *	137,012	2,832
F5 Inc *	74,945	15,225
Fair Isaac Corp *	5,704	9,869
Fortinet Inc *	75,416	5,785
Gartner Inc *	19,398	9,543
Gen Digital Inc	225,712	5,972
GoDaddy Inc, Cl A *	59,460	9,954
Guidewire Software Inc *	26,246	3,905
Hewlett Packard Enterprise Co	443,238	8,585
HP Inc	269,666	9,756
HubSpot Inc *	3,219	1,606
Intapp Inc *	4,863	225
Intel Corp	56,223	1,239
InterDigital Inc	18,991	2,631
International Business Machines Corp	69,474	14,043
Intuit Inc	10,985	6,923
Jabil Inc	74,789	8,173
Keysight Technologies Inc *	4,171	643
KLA Corp	473	388
Manhattan Associates Inc *	44,093	11,659
Micron Technology Inc	2,311	222
Microsoft Corp	213,362	89,002
Motorola Solutions Inc	32,673	14,443
NCR Voyix Corp *	92,840	1,252
NetApp Inc	125,964	15,206
NVIDIA Corp	573,533	68,463
ON Semiconductor Corp *	35,107	2,734
Oracle Corp	13,514	1,909
Progress Software Corp	28,086	1,633
QUALCOMM Inc	50,362	8,828
Sanmina Corp *	44,777	3,107
Skyworks Solutions Inc	60,396	6,619
Smartsheet Inc, Cl A *	6,303	308
Teradata Corp *	59,337	1,676
Texas Instruments Inc	4,433	950
Tyler Technologies Inc *	767	451
VeriSign Inc *	33,626	6,184
Vishay Intertechnology Inc	72,725	1,465
Vontier Corp	84,367	2,955
Xerox Holdings Corp	70,180	795

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zoom Video Communications Inc, Cl A *	13,244	$915

		592,604
Materials — 1.7%
Alpha Metallurgical Resources Inc	6,573	1,572
Amcor PLC	101,935	1,166
AptarGroup Inc	4,678	717
Avery Dennison Corp	5,678	1,260
Axalta Coating Systems Ltd *	50,402	1,840
Berry Global Group Inc	54,455	3,750
DuPont de Nemours Inc	19,111	1,610
International Paper Co	133,595	6,469
LyondellBasell Industries NV, Cl A	11,749	1,160
Minerals Technologies Inc	12,704	979
NewMarket Corp	152	87
Newmont Corp	75,868	4,050
O-I Glass Inc, Cl I *	42,188	535
Packaging Corp of America	29,971	6,280
Reliance Inc	1,720	493
Silgan Holdings Inc	2,262	118
Sonoco Products Co	6,940	392
Steel Dynamics Inc	7,294	872
Warrior Met Coal Inc	27,496	1,686

		35,036
Real Estate — 0.3%
Acadia Realty Trust ‡	38,040	856
Iron Mountain Inc ‡	32,337	3,663
STAG Industrial Inc ‡	11,293	458
Urban Edge Properties ‡	50,458	1,067

		6,044
Utilities — 1.0%
Atmos Energy Corp	5,249	686
CenterPoint Energy Inc	15,010	410
Exelon Corp	9,459	360
National Fuel Gas Co	6,455	386
NRG Energy Inc	97,470	8,286
Vistra Corp	118,302	10,107

		20,235
Total Common Stock
(Cost $1,579,827) ($ Thousands)		1,993,168

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	13,626,083	13,626
Total Cash Equivalent
(Cost $13,626) ($ Thousands)		13,626
Total Investments in Securities — 99.7%
(Cost $1,593,453) ($ Thousands)		$2,006,794

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

U.S. Equity Factor Allocation Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	50	Sep-2024	$13,963	$14,152	$189

Percentages are based on Net Assets of $2,012,331 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$10,111	$36,029	$(32,514)	$—	$—	$13,626	$170	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 7.2%
AT&T Inc	479,900	$9,550
Comcast Corp, Cl A	275,963	10,920
Electronic Arts Inc	17,116	2,599
EverQuote Inc, Cl A *	1,884	47
Fox Corp	111,119	4,511
IDT Corp, Cl B	4,070	156
New York Times Co/The, Cl A	16,455	904
Omnicom Group Inc	24,683	2,479
Scholastic Corp	3,081	98
SK Telecom Co Ltd ADR	86,124	1,983
Spok Holdings Inc	15,130	225
Spotify Technology SA *	10,552	3,618
TEGNA Inc	148,000	2,054
T-Mobile US Inc	14,797	2,940
Verizon Communications Inc	305,732	12,774

		54,858
Consumer Discretionary — 7.1%
AutoZone Inc *	700	2,227
BorgWarner Inc	79,000	2,692
Canadian Tire Corp Ltd, Cl A	19,300	2,200
Coupang Inc, Cl A *	19,135	424
eBay Inc	83,900	4,958
Gentex Corp	179,228	5,615
Genuine Parts Co	29,276	4,194
Grand Canyon Education Inc *	29,200	4,234
H&R Block Inc	121,995	7,724
Honda Motor Co Ltd ADR	125,100	4,122
JAKKS Pacific Inc *	3,464	85
Murphy USA Inc	14,699	7,638
O'Reilly Automotive Inc *	532	601
Smith & Wesson Brands Inc	3,631	54
Texas Roadhouse Inc, Cl A	28,355	4,785
Toyota Motor Corp ADR	12,200	2,316

		53,869
Consumer Staples — 16.6%
Altria Group Inc	107,217	5,765
Archer-Daniels-Midland Co	101,031	6,162
Bunge Global SA	32,200	3,264
Cal-Maine Foods Inc	8,985	647
Campbell Soup Co	92,578	4,603
Central Garden & Pet Co, Cl A *	4,653	159
Clorox Co/The	25,750	4,077
Coca-Cola Consolidated Inc	2,797	3,755
Colgate-Palmolive Co	64,366	6,855
Conagra Brands Inc	165,276	5,157
Costco Wholesale Corp	1,215	1,084
Dole PLC	40,963	660
Energizer Holdings Inc	9,879	320
Flowers Foods Inc	212,585	4,940
Fresh Del Monte Produce Inc	15,052	440
General Mills Inc	120,038	8,678

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Herbalife Ltd *	2,776	$23
Hormel Foods Corp	2,266	74
Ingles Markets Inc, Cl A	5,719	423
Ingredion Inc	49,615	6,664
J & J Snack Foods Corp	2,869	488
John B Sanfilippo & Son Inc	5,317	504
Kellanova	75,800	6,110
Kimberly-Clark Corp	19,434	2,811
Kraft Heinz Co/The	198,800	7,044
Kroger Co/The	161,200	8,577
Lancaster Colony Corp	2,435	416
Loblaw Cos Ltd	17,500	2,284
Mama's Creations *	35,337	283
Molson Coors Beverage Co, Cl B	108,600	5,861
National Beverage Corp	776	35
Oil-Dri Corp of America	3,587	245
PepsiCo Inc	5,107	883
Pilgrim's Pride Corp *	61,070	2,845
Post Holdings Inc *	34,622	4,008
Procter & Gamble Co/The	26,343	4,519
Reynolds Consumer Products Inc	36,206	1,141
Seaboard Corp	604	1,879
Simply Good Foods Co/The *	2,866	91
SpartanNash Co	11,655	257
Sprouts Farmers Market Inc *	4,820	502
TreeHouse Foods Inc *	9,120	375
Tyson Foods Inc, Cl A	45,428	2,921
Universal Corp/VA	6,924	376
USANA Health Sciences Inc *	8,286	338
Vector Group Ltd	1,428	21
Village Super Market Inc, Cl A	10,834	348
Vita Coco Co Inc/The *	10,347	270
Vital Farms Inc *	8,687	273
Walmart Inc	73,932	5,710
WD-40 Co	237	62
Weis Markets Inc	3,951	267
WK Kellogg Co	22,675	389

		125,883
Energy — 3.1%
Chevron Corp	51,400	7,604
CONSOL Energy Inc	1,140	116
Dorian LPG Ltd	481	19
DT Midstream Inc	42,100	3,309
Exxon Mobil Corp	75,300	8,881
Gulfport Energy Corp *	2,659	386
International Seaways Inc	919	48
Marathon Petroleum Corp	14,200	2,515
Teekay Corp *	20,525	170
Teekay Tankers Ltd, Cl A	5,062	288

		23,336
Financials — 13.1%
AFC Gamma Inc ‡	1,496	16

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aflac Inc	54,400	$6,004
Allstate Corp/The	35,362	6,681
Ameriprise Financial Inc	5,846	2,627
Arch Capital Group Ltd *	7,300	826
Axis Capital Holdings Ltd	30,600	2,444
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,771	244
Bank of New York Mellon Corp/The	147,300	10,049
Berkshire Hathaway Inc, Cl B *	11,333	5,394
Canadian Imperial Bank of Commerce	50,700	2,963
Cboe Global Markets Inc	32,240	6,622
Chicago Atlantic Real Estate Finance Inc ‡	7,137	113
CME Group Inc, Cl A	18,643	4,022
Employers Holdings Inc	46,713	2,240
Everest Group Ltd	5,600	2,196
Federated Hermes Inc, Cl B	72,000	2,470
Hanover Insurance Group Inc/The	4,225	621
Hartford Financial Services Group Inc/The	59,500	6,908
Loews Corp	51,900	4,253
Markel Group Inc *	308	493
Mercury General Corp	6,965	461
MetLife Inc	25,700	1,991
Northeast Bank	1,048	74
Northeast Community Bancorp Inc	16,141	369
OceanFirst Financial Corp	73,400	1,312
Old Republic International Corp	137,100	4,918
Palomar Holdings Inc, Cl A *	982	97
Popular Inc	6,644	681
Progressive Corp/The	11,848	2,988
Safety Insurance Group Inc	3,373	299
Selective Insurance Group Inc	3,495	318
Sixth Street Specialty Lending Inc	104,200	2,213
Skyward Specialty Insurance Group Inc *	11,139	455
Universal Insurance Holdings Inc	14,982	320
Unum Group	2,269	126
W R Berkley Corp	20,018	1,195
Western Union Co/The	599,021	7,308
Willis Towers Watson PLC	23,270	6,797

		99,108
Health Care — 17.8%
ACADIA Pharmaceuticals Inc *	13,258	220
Addus HomeCare Corp *	2,560	341
ADMA Biologics Inc *	12,042	208
Alkermes PLC *	19,497	555
Amgen Inc	8,100	2,704
Amphastar Pharmaceuticals Inc *	2,717	132
ANI Pharmaceuticals Inc *	3,707	236
Anika Therapeutics Inc *	15,778	405
Arcellx Inc *	419	29
Ardelyx Inc *	10,047	62
Boston Scientific Corp *	3,040	249
Bristol-Myers Squibb Co	196,100	9,795
Cardinal Health Inc	75,524	8,513

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Catalyst Pharmaceuticals Inc *	16,956	$343
Cencora Inc	27,418	6,569
Cigna Group/The	29,721	10,753
Corcept Therapeutics Inc *	3,423	121
CVS Health Corp	109,400	6,262
Elevance Health Inc	1,465	816
Entrada Therapeutics Inc *	1,654	29
Exelixis Inc *	219,937	5,725
Gilead Sciences Inc	121,607	9,607
Haemonetics Corp *	937	71
Halozyme Therapeutics Inc *	7,353	469
Harmony Biosciences Holdings Inc *	3,922	141
HealthStream Inc	15,342	446
Hims & Hers Health Inc *	9,665	142
Hologic Inc *	37,176	3,020
Incyte Corp *	106,086	6,966
Innoviva Inc *	17,797	345
iRadimed Corp	4,466	210
Ironwood Pharmaceuticals Inc, Cl A *	9,127	46
Jazz Pharmaceuticals PLC *	17,000	1,972
Johnson & Johnson	43,400	7,198
Kiniksa Pharmaceuticals International Plc, Cl A *	10,347	277
Krystal Biotech Inc *	1,145	223
Lantheus Holdings Inc *	1,458	155
LeMaitre Vascular Inc	1,353	122
Ligand Pharmaceuticals Inc *	686	73
McKesson Corp	17,781	9,977
Medpace Holdings Inc *	2,031	722
Merck & Co Inc	120,814	14,310
Mesa Laboratories Inc	1,080	144
MiMedx Group Inc *	31,513	216
Myriad Genetics Inc *	775	22
National HealthCare Corp	1,075	147
Neurocrine Biosciences Inc *	12,583	1,599
Option Care Health Inc *	5,776	185
OraSure Technologies Inc *	35,008	157
Organon & Co	28,260	632
Pfizer Inc	58,800	1,706
Prestige Consumer Healthcare Inc *	8,014	598
Protagonist Therapeutics Inc *	6,491	278
Quest Diagnostics Inc	11,300	1,774
Quipt Home Medical Corp *	2,637	8
Regeneron Pharmaceuticals Inc *	2,350	2,784
SIGA Technologies Inc	7,730	70
Supernus Pharmaceuticals Inc *	5,375	189
Tactile Systems Technology Inc *	6,918	95
UFP Technologies Inc *	966	330
United Therapeutics Corp *	22,595	8,214
Utah Medical Products Inc	272	18
Vanda Pharmaceuticals Inc *	34,363	182
Vertex Pharmaceuticals Inc *	4,602	2,282
Viatris Inc	251,000	3,032

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zynex Inc *	2,336	$18

		135,239
Industrials — 9.2%
ABM Industries Inc	3,346	191
Allison Transmission Holdings Inc	65,100	6,038
Argan Inc	2,569	204
Barrett Business Services Inc	10,666	389
CSG Systems International Inc	87,200	4,231
Cummins Inc	12,700	3,973
Donaldson Co Inc	22,103	1,608
EMCOR Group Inc	10,263	4,034
Enerpac Tool Group Corp, Cl A	1,655	68
Expeditors International of Washington Inc	34,480	4,255
FTI Consulting Inc *	1,127	257
General Dynamics Corp	10,321	3,090
Golden Ocean Group Ltd	10,237	126
Huntington Ingalls Industries Inc	7,063	1,997
Huron Consulting Group Inc *	1,772	196
Hyster-Yale Inc	495	31
IBEX Holdings Ltd *	7,280	125
Landstar System Inc	12,975	2,369
Leidos Holdings Inc	15,178	2,406
Lockheed Martin Corp	16,841	9,567
LSI Industries Inc	10,029	160
ManpowerGroup Inc	23,190	1,714
Maximus Inc	2,526	233
Miller Industries Inc/TN	2,070	126
Mueller Industries Inc	322	23
National Presto Industries Inc	481	38
Northrop Grumman Corp	12,894	6,746
PACCAR Inc	47,700	4,588
Republic Services Inc, Cl A	2,917	607
Snap-on Inc	11,100	3,150
Textron Inc	42,100	3,840
Trane Technologies PLC	3,381	1,223
Waste Management Inc	9,720	2,061

		69,664
Information Technology — 15.4%
A10 Networks Inc	15,777	217
ACI Worldwide Inc *	5,409	272
Akamai Technologies Inc *	7,525	766
Amdocs Ltd	200,145	17,407
Arrow Electronics Inc *	38,100	5,147
Avnet Inc	95,600	5,275
Box Inc, Cl A *	3,207	105
Canon Inc ADR	165,400	5,681
Cirrus Logic Inc *	1,007	147
Cisco Systems Inc	218,300	11,033
Cognizant Technology Solutions Corp, Cl A	77,989	6,065
CommVault Systems Inc *	3,467	539
Daktronics Inc *	6,704	97
Dell Technologies Inc, Cl C	32,900	3,801

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dropbox Inc, Cl A *	117,800	$2,961
F5 Inc *	13,000	2,641
Gartner Inc *	8,730	4,295
GoDaddy Inc, Cl A *	24,813	4,154
Hackett Group Inc/The	6,716	178
Hewlett Packard Enterprise Co	418,900	8,114
HP Inc	151,000	5,463
InterDigital Inc	3,277	454
International Business Machines Corp	57,500	11,622
Juniper Networks Inc	58,000	2,255
LiveRamp Holdings Inc *	7,246	188
Motorola Solutions Inc	4,131	1,826
NetApp Inc	29,900	3,610
NVE Corp	1,671	140
OneSpan Inc *	2,040	33
Ooma Inc *	3,580	37
Open Text Corp	46,100	1,467
Oracle Corp	12,700	1,794
OSI Systems Inc *	148	22
PC Connection Inc	5,677	415
Pegasystems Inc	7,362	522
Photronics Inc *	947	24
Progress Software Corp	648	38
Qorvo Inc *	9,751	1,130
QUALCOMM Inc	7,557	1,325
Qualys Inc *	1,546	194
Sapiens International Corp NV	563	20
Skyworks Solutions Inc	6,714	736
TD SYNNEX Corp	33,700	4,092
Teradata Corp *	24,546	693
Weave Communications Inc *	2,496	28

		117,023
Materials — 3.1%
Axalta Coating Systems Ltd *	6,290	229
Berry Global Group Inc	25,900	1,783
CF Industries Holdings Inc	33,200	2,759
Core Molding Technologies Inc *	3,008	54
Graphic Packaging Holding Co	75,800	2,269
LyondellBasell Industries NV, Cl A	15,500	1,530
NewMarket Corp	11,523	6,611
Packaging Corp of America	11,770	2,466
Royal Gold Inc	9,487	1,330
Silgan Holdings Inc	11,749	614
Sonoco Products Co	60,600	3,428
Southern Copper Corp	4,982	507

		23,580
Real Estate — 0.1%
Equity Commonwealth *‡	23,356	474
Forestar Group Inc *	6,180	191
RMR Group Inc/The, Cl A	14,553	371

		1,036

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 5.0%
American Electric Power Co Inc	32,200	$3,229
American States Water Co	5,329	434
Avista Corp	5,033	195
Black Hills Corp	2,891	171
California Water Service Group	9,892	547
Consolidated Edison Inc	5,619	571
Consolidated Water Co Ltd	11,801	328
Edison International	376	33
Entergy Corp	18,400	2,221
Evergy Inc	56,500	3,341
Genie Energy Ltd, Cl B	17,911	300
National Fuel Gas Co	131,437	7,855
New Jersey Resources Corp	4,216	195
Northwest Natural Holding Co	6,544	263
NRG Energy Inc	49,779	4,232
ONE Gas Inc	2,037	140
Otter Tail Corp	26,900	2,274
PG&E Corp	298,522	5,881
Portland General Electric Co	2,769	133
PPL Corp	79,700	2,543
SJW Group	5,561	328
Southwest Gas Holdings Inc	230	17
Spire Inc	6,373	420
Unitil Corp	516	31
Vistra Corp	23,900	2,042

		37,724
Total Common Stock
(Cost $585,133) ($ Thousands)		741,320

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	14,702,590	14,703
Total Cash Equivalent
(Cost $14,703) ($ Thousands)		14,703
Total Investments in Securities — 99.6%
(Cost $599,836) ($ Thousands)		$756,023

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	23	Sep-2024	$6,396	$6,510	$114

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

U.S. Managed Volatility Fund (Concluded)

Percentages are based on Net Assets of $759,049 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$14,439	$44,964	$(44,700)	$—	$—	$14,703	$183	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%
Australia — 0.8%
ANZ Group Holdings Ltd	145,300	$2,997
Fortescue Ltd	86,072	1,067
Origin Energy Ltd	52,436	354
Rio Tinto Ltd	146,415	11,082
		15,500

Austria — 0.3%
ANDRITZ AG	60,900	4,018
Oberbank AG	350	27
Oesterreichische Post AG	5,364	175
Telekom Austria AG, Cl A	38,558	379
UNIQA Insurance Group AG	127,457	1,092
		5,691

Belgium — 0.4%
Ageas SA/NV	88,500	4,557
Colruyt Group N.V	60,325	3,112
		7,669

Canada — 3.3%
AltaGas Ltd	118,100	3,025
Atco Ltd/Canada, Cl I	19,800	668
Bank of Nova Scotia/The	56,900	2,840
Barrick Gold Corp	171,360	3,460
Canadian Imperial Bank of Commerce	62,400	3,647
Canadian Tire Corp Ltd, Cl A	29,900	3,408
CGI Inc, Cl A *	19,500	2,197
Cogeco Communications Inc	58,200	2,788
Empire Co Ltd, Cl Common Subs. Receipt	358,180	9,987
Enbridge	36,825	1,480
George Weston Ltd	41,500	6,749
Great-West Lifeco Inc, Cl Common Subs. Receipt	78,800	2,590
Kinross Gold Corp	265,200	2,397
Loblaw Cos Ltd	86,520	11,291
Manulife Financial Corp, Cl Common Subs. Receipt	197,600	5,455
Metro Inc/CN, Cl A	48,257	3,031
Quebecor Inc, Cl B	102,800	2,553
		67,566

China — 0.0%
Fountain SET Holdings Ltd	174,279	13

Denmark — 0.3%
Danske Bank A/S	125,483	3,922
Novo Nordisk A/S, Cl B	8,018	1,116
Schouw & Co A/S	5,145	443
		5,481

Finland — 0.2%
Elisa Oyj, Cl A	70,515	3,529

France — 2.8%
Boiron SA	56	2
Bouygues SA	169,200	6,070

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carrefour SA	529,666	$8,548
Danone SA	43,983	3,057
Engie SA	259,219	4,571
Guerbet	1,186	46
Legrand SA	14,604	1,636
Orange SA	1,467,041	16,726
Quadient	7,664	147
Societe BIC SA	77,200	5,230
TotalEnergies SE	133,400	9,183
Vivendi SE	54,923	617
		55,833

Germany — 0.7%
Adtran Networks	929	20
Allianz SE	12,800	3,980
Bayerische Motoren Werke AG	45,600	4,231
Deutsche Telekom AG	89,100	2,535
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,900	2,654
		13,420

Hong Kong — 1.4%
Chinney Investments Ltd	88,000	8
CK Asset Holdings Ltd	360,000	1,456
Dah Sing Banking Group Ltd	55,711	48
HK Electric Investments & HK Electric Investments Ltd	1,627,000	1,105
HKT Trust & HKT	5,304,000	6,738
Jardine Matheson Holdings Ltd	43,300	1,561
PCCW Ltd	2,635,000	1,490
Power Assets Holdings Ltd	737,500	5,148
SmarTone Telecommunications Holdings Ltd	59,013	29
Sun Hung Kai Properties Ltd	239,000	2,342
Swire Pacific Ltd, Cl A	230,000	1,952
Transport International Holdings Ltd	13,200	14
VTech Holdings	62,233	405
WH Group Ltd	8,339,000	6,072
Yue Yuen Industrial Holdings Ltd	22	–
		28,368

Israel — 1.1%
Check Point Software Technologies Ltd *	85,880	16,532
FIBI Holdings Ltd	5,079	221
First International Bank Of Israel Ltd/The	9,892	409
Ituran Location and Control	5,080	143
Nice Ltd *	8,305	1,451
Nova Ltd *	1,384	309
Radware Ltd *	48,163	1,050
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	23,983	1,379
Sapiens International Corp NV	6,407	233
Tower Semiconductor *	32,553	1,439
		23,166

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Italy — 1.0%
A2A SpA	2,477,500	$5,655
Edison	27,405	48
Eni SpA	866,200	14,069
Ferretti	18,800	57
		19,829

Japan — 9.4%
Achilles Corp	2,300	24
Aeon Delight Co Ltd	12,500	347
Aeon Kyushu	700	14
Ahjikan Co Ltd	5,308	42
Aichi Electric Co Ltd	1,000	30
Aisin Corp	87,400	3,052
Alinco	8,300	58
Amano Corp	34,500	1,037
Anritsu Corp	279,100	2,247
Arcs Co Ltd	59,100	1,034
Artience	1,600	41
Asahi Co Ltd	28,300	306
Asante Inc	10,000	114
Autobacs Seven Co Ltd	57,600	594
Axial Retailing Inc	24,600	161
Belc Co Ltd	5,200	224
Belluna	6,200	32
Bridgestone Corp	123,700	4,827
Brother Industries Ltd	291,700	5,410
Canon Electronics Inc	3,800	60
Canon Inc	242,100	8,342
Cawachi Ltd	34,400	637
Central Japan Railway Co	177,900	4,130
Chubu Electric Power Co Inc	535,100	6,685
Chubu Shiryo Co Ltd	3,100	33
Citizen Watch Co Ltd	407,900	2,633
COLOPL Inc	9,500	38
Create Medic Co Ltd	2,784	19
Daito Trust Construction Co Ltd	23,100	2,856
Daiwa House Industry Co Ltd	6,600	203
Doshisha Co Ltd	6,100	92
Earth Corp	31,000	1,126
Ebara Foods Industry Inc	1,600	31
Eco's Co Ltd/Japan	700	10
Eiken Chemical Co Ltd	5,100	80
ENEOS Holdings Inc	1,084,400	5,880
ESTELLE Holdings Co Ltd	6,000	26
EXEO Group Inc	6,200	67
Ezaki Glico Co Ltd	52,400	1,490
FJ Next Holdings Co Ltd	11,400	96
Focus Systems	3,900	32
FTGroup	3,900	32
Fujicco Co Ltd	11,100	128
Fujiya Co Ltd	2,100	38
Fumakilla	3,300	24
Gakken Holdings Co Ltd	39,100	273

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gakkyusha Co Ltd	6,100	$85
Heiwado Co Ltd	80,400	1,338
Hogy Medical	2,200	67
Hokkaido Coca-Cola Bottling	3,500	65
Hokkan Holdings Ltd	5,800	69
Hokuto Corp	24,700	319
Honda Motor Co Ltd	699,300	7,627
House Foods Group Inc	82,400	1,658
Idemitsu Kosan Co Ltd	271,200	1,972
Inaba Seisakusho	19,400	231
ITOCHU Corp	50,300	2,662
Itochu Enex Co Ltd	18,000	198
Itochu-Shokuhin Co Ltd	953	48
Itoham Yonekyu Holdings Inc	7,920	215
Japan Tobacco Inc	528,100	15,244
J-Oil Mills Inc	30,400	409
JSP Corp	26,800	375
Kaken Pharmaceutical Co Ltd	39,400	1,117
Kakiyasu Honten Co Ltd	10,200	186
Kameda Seika Co Ltd	1,800	55
Kansai Electric Power Co Inc/The	69,400	1,232
Kato Sangyo Co Ltd	12,700	368
KDDI Corp	96,200	3,245
Kenko Mayonnaise	3,400	57
Kewpie Corp	72,800	1,863
Key Coffee Inc	6,400	93
Kirin Holdings Co Ltd	67,800	1,026
Kitano Construction Corp	1,300	34
Kobe Electric Railway Co Ltd	1,500	28
Komeri Co Ltd	22,800	583
K's Holdings Corp	10,700	115
Kuriyama Holdings	8,700	73
Kyorin Pharmaceutical Co Ltd	24,100	269
LAC Co Ltd	6,600	36
Lion Corp	169,700	1,730
Mandom Corp	4,100	35
Marudai Food Co Ltd	1,300	16
Maruzen Co Ltd/Taito ward	1,000	21
Marvelous Inc	13,900	58
McDonald's Holdings Co Japan Ltd	41,300	1,818
Megmilk Snow Brand Co Ltd	63,600	1,155
MEIJI Holdings Co Ltd	91,500	2,279
Ministop Co Ltd	4,200	47
Miroku Jyoho Service Co Ltd	9,400	121
Mitsubishi Chemical Group Corp	52,400	305
Mitsubishi Shokuhin Co Ltd	7,400	268
Mitsui DM Sugar Holdings Co Ltd	5,900	131
Miyoshi Oil & Fat Co Ltd	11,518	125
Mizuho Financial Group Inc	471,200	9,738
Mochida Pharmaceutical Co Ltd	7,200	163
Morinaga & Co Ltd/Japan	33,400	631
Morozoff Ltd	3,622	113
MS&AD Insurance Group Holdings Inc	34,700	797

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nagase Brothers	2,000	$25
NH Foods Ltd	16,100	604
Nihon Chouzai Co Ltd	17,300	151
Nihon Denkei Co Ltd	2,500	32
Nikko Co Ltd/Hyogo	7,600	37
Nintendo Co Ltd	93,800	5,091
Nippn Corp	93,500	1,459
Nippon Air Conditioning Services Co Ltd	5,300	39
Nippon Beet Sugar Manufacturing Co Ltd	1,900	33
Nippon Carbon Co Ltd	10,800	327
Nippon Ceramic Co Ltd	19,800	342
NIPPON EXPRESS HOLDINGS INC	61,600	3,145
Nippon Kanzai Holdings	2,300	42
Nippon Seisen Co Ltd	2,000	15
Nippon Telegraph & Telephone Corp	3,155,000	3,374
Nisshin Oillio Group Ltd/The	14,049	499
Nitto Denko Corp	2,500	208
Nitto Fuji Flour Milling	700	34
Nittoc Construction Co Ltd	10,800	79
Noevir Holdings	15,100	589
Oiles Corp	6,500	95
Okaya	400	21
Okinawa Cellular Telephone Co	14,622	418
Okuwa Co Ltd	35,200	223
Oracle Corp Japan	11,900	1,076
Osaka Gas Co Ltd	67,100	1,656
Otsuka Corp	3,000	71
OUG Holdings Inc	2,682	48
Ozu Corp	2,400	27
Pigeon Corp	63,600	689
Prima Meat Packers Ltd	48,900	775
Pro-Ship	3,500	33
Raito Kogyo Co Ltd	40,900	611
SAMTY HOLDINGS	9,100	164
San-A Co Ltd, Cl A	97,400	1,692
Sanki Engineering Co Ltd	3,800	61
Sanyo Chemical Industries Ltd	21,600	596
Seiko Epson Corp	313,800	5,842
Senko Group Holdings Co Ltd	463,600	3,792
SG Holdings Co Ltd	28,200	306
Shindengen Electric Manufacturing	2,400	42
Showa Sangyo Co Ltd	33,100	689
SK Kaken	500	30
SKY Perfect JSAT Holdings Inc	378,000	2,227
SoftBank Corp	504,800	7,066
Sojitz Corp	293,900	7,014
SRA Holdings	8,100	245
ST Corp	5,400	58
Step	4,400	60
Studio Alice Co Ltd	5,900	82
Sumitomo Electric Industries Ltd	38,700	640
Sundrug Co Ltd	74,800	2,178
Suzumo Machinery Co Ltd	1,700	17

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Takamatsu Construction Group Co Ltd	9,300	$190
Takasago International Corp	1,300	42
Takeda Pharmaceutical Co Ltd	64,100	1,908
TKC Corp	10,900	294
TOKAI Holdings Corp	95,300	648
Tokyo Electric Power Co Holdings Inc *	82,400	393
Tokyo Individualized Educational Institute Inc	11,500	32
Torigoe	5,400	26
Trancom Co Ltd	2,800	135
Trend Micro Inc/Japan	123,400	7,399
Unicafe Inc	9,700	63
Unicharm Corp	7,600	265
United Super Markets Holdings Inc	137,200	815
Uoriki Co Ltd	1,400	24
Valor Holdings Co Ltd	19,400	301
Vital KSK Holdings Inc	14,300	123
Watahan	2,200	27
Wowow Inc	10,676	80
Yamaguchi Financial Group Inc	365,000	4,219
Yamaya Corp	2,100	44
Yaoko Co Ltd	25,200	1,656
Zaoh Co Ltd	2,000	34
Zenkoku Hosho Co Ltd	6,100	246
Zenrin Co Ltd	33,100	199
ZERIA Pharmaceutical Co Ltd	7,100	113
		191,113

Netherlands — 2.4%
Acomo NV	1,372	27
ASR Nederland NV	48,900	2,395
Koninklijke Ahold Delhaize NV	774,702	26,635
Koninklijke KPN NV	1,677,050	6,855
NN Group NV	100,600	4,932
Wolters Kluwer NV	47,195	8,053
		48,897

New Zealand — 0.0%
Channel Infrastructure NZ	23,683	25
Spark New Zealand Ltd	233,806	525
		550

Norway — 1.1%
AMSC ASA	83,585	231
DNB Bank ASA	137,846	2,916
Orkla ASA	1,048,305	9,323
Sparebank 1 Oestlandet	17,298	236
SpareBank 1 SMN	47,223	700
SpareBank 1 Sorost-Norge	1,460	10
Sparebanken More	280	2
Sparebanken Vest	29,474	368
Storebrand, Cl A	55,596	601
Telenor ASA	609,329	7,565
Veidekke ASA	6,922	81
		22,033

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Portugal — 0.1%
Jeronimo Martins SGPS SA	146,419	$2,713
NOS SGPS SA	36,350	145
		2,858

Singapore — 1.6%
DBS Group Holdings Ltd	105,020	2,929
Jardine Cycle & Carriage Ltd	226,586	4,810
Oversea-Chinese Banking Corp Ltd	936,100	10,449
Sheng Siong Group Ltd	1,456,233	1,687
Singapore Exchange Ltd	392,600	3,262
United Overseas Bank Ltd	355,100	8,552
		31,689

Spain — 1.0%
Aena SME SA	20,485	4,140
Ebro Foods SA	34,992	623
Iberdrola SA	22,446	319
Logista Integral	272,601	8,389
Miquel y Costas & Miquel SA	2,889	40
Puig Brands, Cl B *	25,480	715
Redeia Corp SA	210,927	4,011
Repsol SA	210,200	2,898
		21,135

Sweden — 1.5%
Essity AB, Cl B	258,093	7,853
Industrivarden AB, Cl C	49,479	1,780
Svenska Handelsbanken AB, Cl A	492,100	5,089
Swedbank AB, Cl A	334,500	7,166
Telefonaktiebolaget LM Ericsson, Cl B	101,624	759
Volvo AB, Cl A	53,484	1,443
Volvo AB, Cl B	274,635	7,311
		31,401

Switzerland — 2.9%
ABB Ltd	17,948	1,029
Basellandschaftliche Kantonalbank	120	120
Berner Kantonalbank AG	1,369	371
Cie Financiere Tradition SA	209	37
Emmi AG	335	349
Galderma Group *	45,428	4,407
Givaudan SA	1,372	7,044
Graubuendner Kantonalbank	13	26
Investis Holding SA	813	105
Logitech International SA	1,194	108
Novartis AG	279,394	33,628
Sandoz Group AG	34,420	1,513
Schindler Holding AG	5,535	1,534
Swatch Group AG/The	14,331	598
Swisscom AG	11,481	7,260
Walliser Kantonalbank	687	93
Zug Estates Holding AG, Cl B	34	73
		58,295

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Kingdom — 4.3%
3i Group PLC	54,900	$2,308
Aferian PLC, Cl A *	28,544	1
BAE Systems PLC	92,086	1,657
Balfour Beatty	1,071,100	5,898
British American Tobacco PLC	134,300	5,031
CK Hutchison Holdings Ltd	1,907,000	10,525
Coca-Cola Europacific Partners PLC	16,067	1,293
HSBC Holdings PLC	895,000	7,873
Imperial Brands PLC	424,262	12,186
J Sainsbury PLC	749,575	2,892
Kingfisher PLC	1,216,400	4,574
Odfjell Technology	214	1
RELX PLC	115,628	5,402
Sage Group PLC/The	592,274	7,892
Spirent Communications PLC	674,657	1,583
Tesco PLC	1,026,295	4,789
Unilever PLC	84,378	5,474
Vodafone Group PLC	7,124,134	6,988
		86,367

United States — 60.2%
A O Smith Corp	9,123	764
Abbott Laboratories	41,550	4,706
AbbVie Inc	20,495	4,023
Aflac Inc	27,600	3,046
Allison Transmission Holdings Inc	105,600	9,794
Allstate Corp/The	38,490	7,272
Alphabet Inc, Cl A	45,303	7,402
Alphabet Inc, Cl C	24,805	4,096
Altria Group Inc	341,424	18,358
Amazon.com Inc *	12,715	2,270
Amdocs Ltd	228,956	19,912
AMETEK Inc	23,767	4,065
Amgen Inc	11,100	3,706
Amphenol Corp, Cl A	62,987	4,249
Apple Inc	42,485	9,729
AptarGroup Inc	47,075	7,211
Archer-Daniels-Midland Co	100,900	6,154
Arrow Electronics Inc *	49,300	6,659
AT&T Inc	1,655,670	32,948
Automatic Data Processing Inc	18,705	5,161
Avnet Inc	64,600	3,565
Bank of New York Mellon Corp/The	306,268	20,894
Becton Dickinson & Co	3,219	780
Berkshire Hathaway Inc, Cl B *	27,205	12,947
Berry Global Group Inc	44,400	3,057
Blue Owl Capital Corp	302,500	4,586
Box Inc, Cl A *	64,395	2,099
Bristol-Myers Squibb Co	277,600	13,866
CACI International Inc, Cl A *	5,942	2,900
Campbell Soup Co	53,894	2,680
Cardinal Health Inc	5,962	672
Casey's General Stores Inc	1,231	446

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cboe Global Markets Inc	55,073	$11,312
Cencora Inc	40,194	9,629
Centene Corp *	76,388	6,022
CH Robinson Worldwide Inc	749	78
Chemed Corp	12,092	7,088
Chevron Corp	58,800	8,699
Chipotle Mexican Grill Inc, Cl A *	6,170	346
Church & Dwight Co Inc	85,469	8,708
Cigna Group/The	31,568	11,422
Cintas Corp	11,968	9,636
Cirrus Logic Inc *	6,057	882
Cisco Systems Inc	559,108	28,257
Clorox Co/The	47,862	7,577
CME Group Inc, Cl A	10,339	2,231
Coca-Cola Co/The	113,830	8,249
Cognizant Technology Solutions Corp, Cl A	50,200	3,904
Colgate-Palmolive Co	91,656	9,761
Comcast Corp, Cl A	615,974	24,374
CommVault Systems Inc *	45,263	7,034
Conagra Brands Inc	241,434	7,533
Consolidated Edison Inc	37,564	3,815
Costco Wholesale Corp	19,421	17,331
CSG Systems International Inc	46,100	2,237
Cummins Inc	10,100	3,160
CVS Health Corp	266,187	15,237
Dell Technologies Inc, Cl C	30,000	3,466
Dolby Laboratories Inc, Cl A	92,279	6,585
Domino's Pizza Inc	4,473	1,853
Dropbox Inc, Cl A *	104,924	2,638
DT Midstream Inc	28,882	2,270
eBay Inc	99,999	5,910
Ecolab Inc	33,900	8,583
Electronic Arts Inc	120,461	18,288
EMCOR Group Inc	4,643	1,825
Entergy Corp	36,200	4,369
Everest Group Ltd	9,981	3,915
Evergy Inc	61,200	3,619
Exelixis Inc *	152,900	3,980
Expeditors International of Washington Inc	29,710	3,667
Exxon Mobil Corp	98,400	11,605
F5 Inc *	78,557	15,959
Ford Motor Co	233,500	2,613
Fox Corp	42,699	1,754
Gen Digital Inc	221,100	5,850
General Dynamics Corp	12,206	3,654
General Mills Inc	147,694	10,677
General Motors Co	67,700	3,370
Gilead Sciences Inc	209,544	16,554
Golub Capital BDC Inc	92,718	1,381
Graco Inc	31,640	2,637
Grand Canyon Education Inc *	11,800	1,711
Graphic Packaging Holding Co	109,400	3,274
GSK PLC	912,254	19,883

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Haleon PLC	444,363	$2,240
Hartford Financial Services Group Inc/The	96,300	11,180
HealthStream Inc	2,335	68
Hewlett Packard Enterprise Co	348,800	6,756
Hologic Inc *	22,597	1,836
HP Inc	201,500	7,290
Huntington Ingalls Industries Inc	14,221	4,021
Incyte Corp *	182,400	11,976
Ingredion Inc	75,808	10,182
Intercontinental Exchange Inc	2,234	361
International Business Machines Corp	146,762	29,665
Johnson & Johnson	180,749	29,979
Kellanova	100,935	8,136
Kimberly-Clark Corp	121,471	17,572
Kinder Morgan Inc	217,800	4,698
Kraft Heinz Co/The	411,977	14,596
Kroger Co/The	309,900	16,490
Leidos Holdings Inc	49,332	7,820
Lockheed Martin Corp	35,309	20,059
Loews Corp	64,100	5,252
Marsh & McLennan Cos Inc	42,564	9,684
Mastercard Inc, Cl A	94	45
McKesson Corp	23,090	12,955
Medtronic PLC	42,034	3,723
Merck & Co Inc	176,477	20,904
Meta Platforms Inc, Cl A	6,092	3,176
Microsoft Corp	20,872	8,707
Molina Healthcare Inc *	6,171	2,159
Molson Coors Beverage Co, Cl B	281,822	15,210
Mondelez International Inc, Cl A	50,878	3,654
Moody's Corp	1,565	763
Motorola Solutions Inc	22,279	9,848
Murphy USA Inc	6,400	3,326
National Fuel Gas Co	98,400	5,880
NetApp Inc	64,484	7,785
Neurocrine Biosciences Inc *	19,448	2,471
NewMarket Corp	13,000	7,459
Northrop Grumman Corp	12,170	6,368
NRG Energy Inc	26,460	2,249
Nuveen Churchill Direct Lending	5,386	96
NVIDIA Corp	65,560	7,826
Old Republic International Corp	157,400	5,646
Oracle Corp	27,700	3,914
Organon & Co	30,990	693
PACCAR Inc	124,850	12,008
PepsiCo Inc	25,945	4,485
Pfizer Inc	129,900	3,768
Philip Morris International Inc	69,259	8,539
Procter & Gamble Co/The	86,696	14,872
Progressive Corp/The	41,379	10,436
Provident Financial Holdings Inc	2,655	37
Regeneron Pharmaceuticals Inc *	5,250	6,220
Reliance Inc	4,480	1,284

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Republic Services Inc, Cl A	58,331	$12,145
Reynolds Consumer Products Inc	28,529	899
Roche Holding AG	33,403	11,416
Roper Technologies Inc	12,140	6,731
Royal Gold Inc	31,622	4,432
Royalty Pharma PLC, Cl A	37,936	1,101
RPM International Inc	8,921	1,037
Sanmina Corp *	52,000	3,608
Sanofi SA	60,100	6,732
Service Corp International/US	4,415	346
Shell PLC	255,207	9,052
Sonoco Products Co	51,900	2,936
SS&C Technologies Holdings Inc	6,612	497
Stryker Corp	406	146
TD SYNNEX Corp	37,800	4,590
TE Connectivity Ltd	23,914	3,673
TEGNA Inc	302,600	4,200
T-Mobile US Inc	66,219	13,159
TXNM Energy	8,010	328
Tyson Foods Inc, Cl A	27,077	1,741
UL Solutions Inc, Cl A	57,114	3,115
United Therapeutics Corp *	33,207	12,072
Veeva Systems Inc, Cl A *	6,577	1,424
Veralto Corp	18,039	2,028
Verisk Analytics Inc, Cl A	2,782	759
Verizon Communications Inc	955,441	39,918
Viatris Inc	147,050	1,776
Walmart Inc	160,537	12,398

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Waste Connections Inc	28,808	$5,373
Waste Management Inc	35,324	7,490
Western Union Co/The	535,000	6,527
Willis Towers Watson PLC	18,896	5,520
WK Kellogg Co	27,325	469
		1,220,434

Total Common Stock
(Cost $1,726,920) ($ Thousands)		1,960,837

PREFERRED STOCK — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG, 6.320%	10,186	882
Henkel AG & Co KGaA (A)	148,745	13,626

Total Preferred Stock
(Cost $12,498) ($ Thousands)		14,508

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	34,542,980	34,543
Total Cash Equivalent
(Cost $34,543) ($ Thousands)		34,543
Total Investments in Securities — 99.2%
(Cost $1,773,961) ($ Thousands)		$2,009,888

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	31	Sep-2024	$1,696	$1,706	$20
FTSE 100 Index	11	Sep-2024	1,216	1,212	3
Hang Seng Index	7	Sep-2024	793	805	12
S&P 500 Index E-MINI	35	Sep-2024	9,877	9,907	30
SPI 200 Index	12	Sep-2024	1,629	1,638	10
TOPIX Index	9	Sep-2024	1,654	1,679	28
			$16,865	$16,947	$103

A list of the open forward foreign currency contracts held by the Fund at August 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/16/24	EUR	91,664	USD	101,174	$(359)
Barclays PLC	09/16/24	NOK	111,931	USD	10,498	(74)
Barclays PLC	09/16/24	SEK	157,951	USD	15,209	(229)
BNP Paribas	09/16/24	NZD	2,123	USD	1,278	(49)
BNP Paribas	09/16/24	DKK	45,781	USD	6,774	(26)
Brown Brothers Harriman	09/16/24	USD	33	NZD	54	1

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/16/24	USD	39	NZD	62	$—
Brown Brothers Harriman	09/16/24	NZD	86	USD	52	(2)
Brown Brothers Harriman	09/16/24	USD	58	DKK	390	—
Brown Brothers Harriman	09/16/24	USD	192	DKK	1,290	—
Brown Brothers Harriman	09/16/24	USD	204	AUD	303	1
Brown Brothers Harriman	09/16/24	USD	253	AUD	373	—
Brown Brothers Harriman	09/16/24	USD	16	HKD	122	—
Brown Brothers Harriman	09/16/24	USD	491	HKD	3,825	—
Brown Brothers Harriman	09/16/24	AUD	22	USD	15	—
Brown Brothers Harriman	09/16/24	AUD	536	USD	359	(5)
Brown Brothers Harriman	09/16/24	USD	75	NOK	799	1
Brown Brothers Harriman	09/16/24	USD	499	NOK	5,248	(3)
Brown Brothers Harriman	09/16/24	USD	628	SGD	817	—
Brown Brothers Harriman	09/16/24	USD	595	SEK	6,122	3
Brown Brothers Harriman	09/16/24	USD	169	SEK	1,728	—
Brown Brothers Harriman	09/16/24	SGD	201	USD	154	—
Brown Brothers Harriman	09/16/24	SGD	729	USD	556	(4)
Brown Brothers Harriman	09/16/24	CHF	221	USD	263	1
Brown Brothers Harriman	09/16/24	CHF	856	USD	990	(21)
Brown Brothers Harriman	09/16/24	USD	1,007	CHF	855	3
Brown Brothers Harriman	09/16/24	USD	318	CHF	269	(1)
Brown Brothers Harriman	09/16/24	GBP	462	USD	610	3
Brown Brothers Harriman	09/16/24	GBP	893	USD	1,154	(20)
Brown Brothers Harriman	09/16/24	USD	490	CAD	664	2
Brown Brothers Harriman	09/16/24	USD	1,001	CAD	1,348	—
Brown Brothers Harriman	09/16/24	CAD	392	USD	291	—
Brown Brothers Harriman	09/16/24	CAD	1,588	USD	1,162	(17)
Brown Brothers Harriman	09/16/24	DKK	1,083	USD	162	1
Brown Brothers Harriman	09/16/24	DKK	925	USD	136	(1)
Brown Brothers Harriman	09/16/24	USD	367	GBP	282	3
Brown Brothers Harriman	09/16/24	USD	1,763	GBP	1,339	(3)
Brown Brothers Harriman	09/16/24	USD	337	EUR	305	1
Brown Brothers Harriman	09/16/24	USD	3,369	EUR	3,033	(9)
Brown Brothers Harriman	09/16/24	EUR	2,207	USD	2,461	17
Brown Brothers Harriman	09/16/24	EUR	1,848	USD	2,033	(14)
Brown Brothers Harriman	09/16/24	NOK	2,615	USD	248	1
Brown Brothers Harriman	09/16/24	NOK	3,546	USD	332	(4)
Brown Brothers Harriman	09/16/24	HKD	6,186	USD	794	1
Brown Brothers Harriman	09/16/24	HKD	417	USD	53	—
Brown Brothers Harriman	09/16/24	SEK	2,720	USD	267	1
Brown Brothers Harriman	09/16/24	SEK	4,187	USD	399	(10)
Brown Brothers Harriman	09/17/24	USD	760	JPY	110,760	3
Brown Brothers Harriman	09/17/24	USD	2,562	JPY	371,247	(6)
Brown Brothers Harriman	09/17/24	JPY	139,520	USD	966	5
Brown Brothers Harriman	09/17/24	JPY	432,776	USD	2,934	(46)
Standard Chartered	09/16/24	GBP	41,936	USD	53,876	(1,241)
Standard Chartered	09/16/24	HKD	136,251	USD	17,514	34
Standard Chartered	09/17/24	JPY	12,479,452	USD	85,363	(562)
Westpac Banking	09/16/24	AUD	13,916	USD	9,240	(204)
Westpac Banking	09/16/24	SGD	21,794	USD	16,591	(148)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Westpac Banking	09/16/24	CHF	32,497	USD	37,823	$(555)
Westpac Banking	09/16/24	CAD	52,687	USD	38,479	(636)
						$(4,167)

Percentages are based on Net Assets of $2,025,781 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$13,765	$3	$(13,742)	$—	$(26)	$—	$14	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,279	137,591	(118,327)	—	—	34,543	356	—
Totals	$29,044	$137,594	$(132,069)	$–	$(26)	$34,543	$370	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.1%
Australia — 2.3%
ANZ Group Holdings Ltd	609,655	$12,575
Aristocrat Leisure Ltd	689,260	25,586
Aurelia Metals Ltd *	381,151	40
BlueScope Steel Ltd	1,473,704	20,658
Brambles Ltd	282,865	3,499
CAR Group Ltd	42,381	1,089
Cochlear Ltd	29,604	6,033
Commonwealth Bank of Australia	54,345	5,144
Computershare Ltd	1,322,122	25,503
DroneShield Ltd *	764,899	688
EBOS Group Ltd	67,943	1,488
Evolution Mining Ltd	207,552	597
Gold Road Resources Ltd	848,497	936
Goodman Group ‡	223,384	5,062
Medibank Pvt Ltd	525,797	1,377
National Australia Bank Ltd	165,860	4,295
NEXTDC Ltd *	363,232	4,177
Orica Ltd	123,060	1,483
Pro Medicus Ltd	146,353	14,965
Qube Holdings Ltd	711,713	1,864
REA Group Ltd	1,301	193
Red 5 Ltd *	4,851,006	1,119
Reece Ltd	102,043	1,893
Rio Tinto Ltd	445,000	33,681
Sigma Healthcare Ltd	1,117,269	955
Westpac Banking Corp	115,122	2,440
Whitehaven Coal Ltd	540,205	2,452
		179,792

Austria — 0.1%
CA Immobilien Anlagen AG	28,962	1,019
Erste Group Bank AG	131,787	7,222
Palfinger AG	1,123	27
Raiffeisen Bank International AG	163,914	3,250
		11,518

Belgium — 0.6%
Anheuser-Busch InBev SA/NV	271,397	16,613
Colruyt Group N.V	33,026	1,703
KBC Group NV	80,068	6,234
Lotus Bakeries NV	85	1,071
Syensqo SA	214,956	17,702
Titan Cement International SA	1,584	57
UCB SA	3,073	557
		43,937

Brazil — 2.0%
Ambev SA	10,789,400	24,481
Banco BTG Pactual SA	283,200	1,771
Banco do Brasil SA	10,203,100	50,589
Banco Santander Brasil SA ADR	46,358	260
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	115,900	1,928

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cia de Saneamento de Minas Gerais Copasa MG	34,800	$144
Cia De Sanena Do Parana	233,700	1,180
Gerdau SA ADR	718,955	2,344
JBS S/A	422,900	2,598
NU Holdings Ltd/Cayman Islands, Cl A *	249,760	3,739
Pagseguro Digital Ltd, Cl A *	98,064	1,086
Petroleo Brasileiro SA ADR	496,980	7,569
Telefonica Brasil SA	4,200,000	38,534
TOTVS SA	3,575,200	18,876
Ultrapar Participacoes SA	452,100	1,865
VTEX, Cl A *	11,399	80
Wheaton Precious Metals Corp	27,567	1,704
		158,748

Burkina Faso — 0.0%
IAMGOLD Corp *	241,172	1,192

Canada — 4.1%
ADENTRA Inc	6,512	198
Aecon Group Inc	23,343	320
Agnico Eagle Mines Limited/Mines Agnico Eagle Limitee	80,781	6,581
Alamos Gold Inc, Cl A	153,122	2,952
Aritzia Inc *	4,900	168
Atco Ltd/Canada, Cl I	60,808	2,051
Athabasca Oil Corp *	321,062	1,291
Barrick Gold Corp	2,000,000	40,378
Brookfield Corp, Cl A	55,875	2,811
BRP Inc	265,744	19,272
Calfrac Well Services Ltd *	14,470	44
Canadian Imperial Bank of Commerce	318,206	18,595
Cargojet Inc	12,033	1,194
Cascades Inc	30,453	209
CCL Industries Inc, Cl B	48,608	2,779
Celestica Inc *	150,305	7,653
Cenovus Energy Inc	129,400	2,399
Centerra Gold Inc	320,917	2,274
CES Energy Solutions Corp	239,803	1,423
Cogeco Inc	1,976	79
Constellation Software (A)	2,560	–
Constellation Software Inc/Canada	1,567	5,117
Coveo Solutions Inc *	19,580	92
Dollarama Inc	455,194	46,102
Dundee Precious Metals Inc	339,100	3,304
E-L Financial Corp Ltd	100	104
Element Fleet Management Corp	128,915	2,673
Empire Co Ltd, Cl A	104,200	2,905
Enerflex Ltd	17,800	105
Enghouse Systems Ltd	54,897	1,197
Evertz Technologies Ltd	2,800	28
Fairfax Financial Holdings Ltd	1,600	1,931
Fortuna Mining Corp *	161,698	745
Galiano Gold Inc *	88,300	128

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
George Weston Ltd	34,500	$5,611
Great-West Lifeco Inc	119,624	3,932
Hammond Power Solutions Inc, Cl A	13,308	1,237
Hudbay Minerals Inc	138,464	1,130
Hydro One Ltd	34,328	1,167
iA Financial Corp Inc	108,225	8,318
Intact Financial Corp	6,146	1,157
Jaguar Mining Inc *	12,300	43
Keyera Corp	43,322	1,298
Kinross Gold Corp	319,154	2,884
Leon's Furniture Ltd	2,292	50
Magna International Inc, Cl A	651,080	27,363
Manulife Financial Corp	798,662	22,050
Martinrea International Inc	32,475	280
MEG Energy Corp *	45,400	904
Mullen Group Ltd	13,738	145
National Bank of Canada	41,055	3,762
North West Co Inc/The	14,729	499
Onex Corp	5,921	418
Paramount Resources Ltd, Cl A	7,824	161
Pason Systems Inc	92,947	987
Pembina Pipeline Corp	60,344	2,431
RB Global Inc	11,905	1,026
Secure Energy Services Inc	358,447	3,301
Shopify Inc, Cl A *	20,465	1,516
Softchoice Corp	300	5
Sprott Inc	2,700	110
SSR Mining Inc	111,409	578
Stella-Jones Inc	29,542	2,034
TC Energy Corp	72,161	3,342
Thomson Reuters Corp	41,993	7,192
TMX Group Ltd	482,002	15,375
Torex Gold Resources Inc *	34,400	664
Toromont Industries Ltd	289,062	25,881
Toronto-Dominion Bank/The	62,568	3,749
TransAlta Corp	104,505	920
Victoria Gold Corp/Vancouver *	1,652	–
Vitalhub Corp *	7,366	44
Winpak Ltd	2,000	68
		328,734

Chile — 0.0%
Banco de Chile	19,015,956	2,398

China — 4.9%
Agricultural Bank of China Ltd, Cl H	42,599,000	18,841
Alibaba Group Holding Ltd	3,918,200	40,913
Alibaba Group Holding Ltd ADR	24,724	2,061
Aluminum Corp of China Ltd, Cl H	1,646,000	1,032
Anker Innovations Technology Co Ltd, Cl A	110,370	982
ANTA Sports Products Ltd	161,200	1,587
APT Medical Inc, Cl A	19,800	964
Autohome Inc ADR	15,425	388
Baidu Inc, Cl A *	1,237,100	13,155

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Beijing Roborock Technology Co Ltd, Cl A	31,080	$993
Bilibili Inc, Cl Z *	29,740	437
Bosideng International Holdings Ltd	2,720,000	1,336
BYD Co Ltd, Cl H	35,000	1,082
BYD Electronic International Co Ltd	241,000	887
C&D Property Management Group Co Ltd	77,998	25
Capital Securities Co Ltd, Cl A	372,900	1,017
CGN Power Co Ltd, Cl H	4,580,000	1,867
China Coal Energy Co Ltd, Cl H	1,741,645	2,081
China Construction Bank Corp, Cl H	58,221,000	41,200
China Leon Inspection Holding Ltd	136,400	23
China Merchants Bank Co Ltd, Cl H	2,786,000	11,554
China Minsheng Banking Corp Ltd, Cl H	3,148,500	1,134
China Overseas Land & Investment Ltd	18,012,500	28,588
China Taiping Insurance Holdings Co Ltd	734,800	953
Chongqing Rural Commercial Bank Co Ltd, Cl H	492,267	240
COSCO SHIPPING Holdings Co Ltd, Cl H	368,000	505
Dong-E-E-Jiao Co Ltd, Cl A	166,766	1,173
Eastroc Beverage Group Co Ltd, Cl A	83,600	2,688
Edvantage Group Holdings Ltd	263,211	75
FIH Mobile Ltd *	597,000	63
GF Securities Co Ltd, Cl H	6,700,600	5,369
Haier Smart Home Co Ltd, Cl A	7,977,000	24,595
Hello Group Inc ADR	45,030	299
Hisense Home Appliances Group Co Ltd, Cl H	355,810	921
HUTCHMED China Ltd *	271,000	964
Industrial & Commercial Bank of China Ltd, Cl H	15,942,000	9,176
Inner Mongolia Furui Medical Science Co Ltd, Cl A *	195,797	1,166
Inner Mongolia Xingye Silver&Tin Mining Co Ltd, Cl A	710,600	1,158
Innovent Biologics Inc *	165,500	901
JD.com Inc, Cl A	398,950	5,483
JOYY Inc ADR	113,942	3,919
Kuaishou Technology, Cl B *	1,798,000	9,289
Kunlun Energy Co Ltd	192,000	192
Kweichow Moutai Co Ltd, Cl A	11,600	2,362
Lee & Man Chemical Co Ltd	26,966	12
Lenovo Group Ltd	8,910,000	10,954
Lonking Holdings Ltd	114,756	21
Luzhou Laojiao Co Ltd, Cl A	48,800	821
Meituan, Cl B *	135,400	2,052
Midea Group Co Ltd, Cl A	107,300	980
NetDragon Websoft Holdings Ltd	179,260	242
NetEase Inc	37,700	617
Nongfu Spring Co Ltd, Cl H	492,200	1,792
PDD Holdings Inc ADR *	109,823	10,555
PetroChina Co Ltd, Cl H	28,218,320	25,576
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	171,672	1,182

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shenyang Xingqi Pharmaceutical Co Ltd, Cl A	83,800	$1,018
Sinopec Kantons Holdings Ltd	37,686	21
Sinotruk Hong Kong Ltd	147,500	369
SITC International Holdings Co Ltd	1,086,670	2,555
TCL Electronics Holdings Ltd	258,000	154
Tencent Holdings Ltd	883,000	43,242
Tencent Music Entertainment Group ADR	343,530	3,586
Tonghua Golden-Horse Pharmaceutical Industry Co Ltd, Cl A *	602,900	1,360
Trip.com Group Ltd *	24,400	1,158
Vipshop Holdings Ltd ADR	684,540	8,584
Weichai Power Co Ltd, Cl H	12,139,000	18,581
Xiaomi Corp, Cl B *	1,149,200	2,873
Xinfengming Group Co Ltd, Cl A	727,355	1,113
Xinyi Glass Holdings Ltd	109,139	99
Yangzijiang Shipbuilding Holdings Ltd	2,075,800	3,965
Zhejiang Akcome New Energy Technology Co Ltd *	3,175,100	166
Zhejiang Wanfeng Auto Wheel Co Ltd, Cl A	716,700	1,346
		388,632

Colombia — 0.0%
Aris Mining Corp *	7,400	34

Czech Republic — 0.0%
Komercni Banka AS	2,280	77

Denmark — 2.9%
ALK-Abello A/S *	52,362	1,391
AP Moller - Maersk A/S, Cl B	32,667	48,793
Coloplast A/S, Cl B	191,943	26,211
Danske Bank A/S	484,727	15,149
Demant A/S *	17,016	721
DSV A/S	41,575	7,434
Genmab A/S *	19,039	5,293
NKT A/S *	10,283	980
Novo Nordisk A/S ADR	16	2
Novo Nordisk A/S, Cl B	640,522	89,169
Novonesis (Novozymes) B, Cl B	16,662	1,157
Pandora A/S	137,236	24,052
ROCKWOOL A/S, Cl B	18,737	8,130
Sparekassen Sjaelland-Fyn A/S	1,153	37
		228,519

Finland — 1.5%
Cargotec Oyj, Cl B	18,126	957
Kalmar Oyj, Cl B *	2,389	68
Kemira Oyj	42,468	1,043
Kone Oyj, Cl B	217,986	11,775
Nokia Oyj	20,180,920	88,862
Nokia Oyj ADR	1,366,922	6,096
Nordea Bank Abp	231,327	2,735
Revenio Group Oyj	1,000	37

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wartsila OYJ Abp, Cl B	248,677	$5,511
		117,084

France — 7.5%
Accor SA	381,477	16,075
Air Liquide SA	106,483	19,887
Amundi SA	424,413	31,945
Assystem SA	3,787	215
BNP Paribas SA	38,311	2,654
Bureau Veritas SA	12,256	405
Carrefour SA	2,400,000	38,733
Cie de Saint-Gobain SA	3,965	347
Cie des Alpes	5,066	78
Cie Generale des Etablissements Michelin SCA	819,016	32,192
Criteo SA ADR *	55,976	2,655
Danone SA	863,574	60,030
Dassault Aviation SA	222,096	47,890
Engie SA	418,779	7,384
Eurazeo SE	23,489	1,854
Gaztransport Et Technigaz SA	4,860	717
Ipsen SA	51,269	6,225
Kering SA	20,777	5,957
La Francaise des Jeux SAEM	17,601	719
Legrand SA	241,674	27,072
LVMH Moet Hennessy Louis Vuitton SE	68,481	51,113
Nexans SA	4,541	587
Pernod Ricard SA	150,530	21,461
Publicis Groupe SA	144,468	15,899
Rexel SA	1,361,481	34,421
Rubis SCA	2,430	78
Sanofi SA	796,022	89,169
Seche Environnement SACA	334	36
Societe BIC SA	415,000	28,113
Societe LDC SADIR	96	15
Sodexo SA	176,220	15,702
Teleperformance SE	352,677	38,593
Ubisoft Entertainment SA *	28,988	552
Wavestone	447	28
Wendel SE	4,786	486
		599,287

Germany — 6.1%
adidas AG	60,978	15,659
BASF SE	834,355	42,345
Bayer AG	2,304,429	71,078
Continental AG	935,640	63,258
Covestro AG *	838,895	51,443
CTS Eventim AG & Co KGaA	32,385	3,043
Daimler Truck Holding AG	950,999	36,485
Deutsche Boerse AG	27,836	6,252
Duerr AG	7,262	159
DWS Group GmbH & Co KGaA	38,073	1,472
E.ON SE	205,511	2,914

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evonik Industries AG	104,169	$2,312
Fresenius Medical Care AG	632,891	24,421
FUCHS SE *	6,556	225
Heidelberg Materials AG	179,516	19,008
HOCHTIEF AG	36,041	4,412
Knorr-Bremse AG	220,964	18,185
Krones AG	2,291	314
Merck KGaA	13,576	2,643
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,497	9,477
Nemetschek SE	24,090	2,513
Rational AG	4,327	4,366
Rheinmetall AG	3,229	1,937
SAP SE	311,129	68,093
Scout24 SE	308,890	23,626
Siemens Energy AG *	44,827	1,293
SUSS MicroTec SE	25,474	1,638
Talanx AG	22,361	1,927
Traton SE	119,276	3,948
Vossloh AG	1,225	65
		484,511

Greece — 0.0%
Eurobank Ergasias Services and Holdings SA	376,057	859
National Bank of Greece SA	158,346	1,377
StealthGas Inc *	1,595	10
		2,246

Guatemala — 0.0%
Millicom International Cellular SA *	42,621	1,095

Hong Kong — 1.6%
AIA Group Ltd	8,152,200	57,951
Bank of East Asia Ltd/The	20,516	26
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
Comba Telecom Systems Holdings Ltd	12,000	2
Hang Seng Bank Ltd	144,000	1,741
Hong Kong Exchanges & Clearing Ltd	756,200	23,305
Perennial Energy Holdings Ltd	226,998	33
Pou Sheng International Holdings Ltd	348,000	26
Swire Pacific Ltd, Cl A	4,400,000	37,342
Techtronic Industries Co Ltd	334,000	4,500
United Laboratories International Holdings Ltd/The	332,000	380
		125,306

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	12,744	37
MOL Hungarian Oil & Gas PLC	86,492	657
OTP Bank Nyrt	392,451	20,240
		20,934

India — 1.9%
ABB India Ltd	11,028	1,043
Adani Power Ltd *	175,445	1,322

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ahluwalia Contracts India Ltd	1,606	$25
Alembic Pharmaceuticals Ltd	2,303	29
Alkem Laboratories Ltd	14,854	1,093
Angel One Ltd	4,103	127
Aurobindo Pharma Ltd	100,255	1,876
Bajaj Auto Ltd	10,795	1,402
Bharat Petroleum Corp Ltd	1,626,422	6,935
Bharti Airtel Ltd	58,414	1,107
BSE Ltd	25,788	871
Central Depository Services India Ltd	9,330	160
CG Power & Industrial Solutions Ltd	136,694	1,134
Coal India Ltd	4,119,879	25,786
Colgate-Palmolive India Ltd	106,734	4,633
DB Corp Ltd	11,535	46
Dr Reddy's Laboratories Ltd	57,776	4,844
GAIL India Ltd	330,248	936
Great Eastern Shipping Co Ltd/The	64,713	1,028
Gujarat Industries Power Co Ltd	143,345	415
Gujarat State Petronet Ltd	6,258	33
HDFC Bank Ltd ADR	567,321	34,669
Hindustan Aeronautics Ltd	134,635	7,513
Hindustan Petroleum Corp Ltd	554,832	2,772
ICICI Bank Ltd	279,835	4,101
IIFL Securities Ltd	31,588	104
Indian Metals & Ferro Alloys Ltd	27,129	216
Indian Oil Corp Ltd	7,006,907	14,785
Infosys Ltd	57,811	1,340
Insolation Energy Ltd *	900	39
InterGlobe Aviation Ltd *	17,329	998
ITD Cementation India Ltd	6,569	43
J Kumar Infraprojects Ltd	9,170	93
Jindal Saw Ltd	144,577	1,173
Karur Vysya Bank Ltd/The	790,880	2,095
Kotak Mahindra Bank Ltd	96,652	2,052
Larsen & Toubro Ltd	22,863	1,010
Mahanagar Gas Ltd	38,974	833
Mahindra & Mahindra Ltd	28,058	938
MakeMyTrip Ltd *	16,293	1,567
Manappuram Finance Ltd	640,137	1,648
Mangalore Refinery & Petrochemicals Ltd	72,097	178
Oberoi Realty Ltd	12,494	264
Oil & Natural Gas Corp Ltd	386,990	1,526
Power Finance Corp Ltd	541,436	3,548
REC Ltd	494,262	3,652
Sammaan Capital Ltd	123,727	239
Shanthi Gears Ltd	6,532	47
SP Apparels Ltd	5,752	60
State Bank of India	155,088	1,508
Trent Ltd	24,887	2,124
United Spirits Ltd	65,640	1,154
UNO Minda Ltd	86,602	1,212
Zensar Technologies Ltd	7,672	70
		148,416

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Indonesia — 0.3%
ABM Investama Tbk PT	129,467	$40
Adaro Energy Indonesia Tbk PT	9,792,428	2,256
Bank Central Asia Tbk PT	2,640,200	1,764
Bank Rakyat Indonesia Persero Tbk PT	34,006,800	11,332
Barito Pacific Tbk PT	13,670,438	1,013
Chandra Asri Pacific Tbk PT	2,845,100	1,836
Delta Dunia Makmur Tbk PT	1,462,400	69
Elnusa Tbk PT	3,901,400	121
Panin Financial Tbk PT *	3,468,300	92
Prima Andalan Mandiri Tbk PT	168,379	58
Surya Semesta Internusa Tbk PT	1,957,200	152
Tempo Scan Pacific Tbk PT	156,400	25
Triputra Agro Persada PT	2,698,127	121
United Tractors Tbk PT	3,909,975	6,843
		25,722

Ireland — 2.4%
Accenture PLC, Cl A	155,746	53,257
AerCap Holdings NV	18,170	1,770
AIB Group PLC	6,500,000	39,176
Aon PLC, Cl A	142,449	48,963
Bank of Ireland Group PLC	2,894,375	33,223
James Hardie Industries PLC *	397,026	14,838
		191,227

Israel — 1.5%
Camtek Ltd/Israel	17,951	1,634
Check Point Software Technologies Ltd *	370,359	71,294
CyberArk Software Ltd *	28,913	8,290
Isracard Ltd	18	–
Monday.com Ltd *	30,985	8,239
Nice Ltd ADR *	36,985	6,426
Nova Ltd *	7,953	1,778
Teva Pharmaceutical Industries Ltd ADR *	64,655	1,220
Wix.com Ltd *	128,586	21,425
		120,306

Italy — 1.8%
A2A SpA	1,546,139	3,529
Banca IFIS SpA	30,308	713
Banca Mediolanum SpA	363,132	4,442
Banca Popolare di Sondrio SPA	154,556	1,195
BPER Banca SPA	898,102	5,030
Brunello Cucinelli SpA	19,313	1,897
Buzzi SpA	3,439	135
d'Amico International Shipping SA	4,250	30
Danieli & C Officine Meccaniche SpA	5,930	166
Enel SpA	4,279,926	32,518
Ferrari NV	7,558	3,741
Intesa Sanpaolo SpA	5,874,103	24,477
Leonardo SpA	1,086,680	27,618
Maire SpA	234,820	2,040
PRADA SpA	131,000	936
UniCredit SpA	779,833	32,267

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unipol Gruppo SpA	176,723	$1,874
		142,608

Japan — 11.2%
77 Bank Ltd/The	3,600	103
ABC-Mart Inc	74,300	1,526
Ad-sol Nissin Corp	1,900	24
AEON Financial Service Co Ltd	16,700	153
Ai Holdings Corp	17,000	296
Aisan Industry Co Ltd	22,900	231
Alfresa Holdings Corp	12,400	204
Alpha Systems Inc	1,300	26
AlphaPolis Co Ltd *	1,600	26
Anest Iwata Corp	8,300	72
Anritsu Corp	15,400	124
AOKI Holdings Inc	9,100	79
Artner Co Ltd	2,800	36
Asahi Group Holdings Ltd	118,200	4,406
Asics Corp	82,300	1,625
Ateam Inc	20,100	97
Atrae Inc *	19,300	113
Avant Group Corp	13,200	166
Awa Bank Ltd/The	12,300	219
Axell Corp	17,000	148
Axial Retailing Inc	2,000	13
Bank of Iwate Ltd/The	5,400	92
Bank of Saga Ltd/The	1,800	28
baudroie inc *	2,400	89
BIPROGY Inc	96,000	3,105
Brother Industries Ltd	2,078,500	38,549
Business Brain Showa-Ota Inc	2,400	32
Business Engineering Corp	4,100	120
Capcom Co Ltd	240,720	5,246
Carlit Co Ltd	11,200	88
Central Japan Railway Co	238,000	5,525
Central Security Patrols Co Ltd	8,200	153
Chiba Kogyo Bank Ltd/The	3,800	27
Chiyoda Integre Co Ltd	1,400	34
Chugai Pharmaceutical Co Ltd	3,800	193
Chugin Financial Group Inc	7,800	82
COLOPL Inc	137,300	550
Comture Corp	16,300	183
Concordia Financial Group Ltd	76,800	433
Creek & River Co Ltd	5,300	54
CTS Co Ltd	4,400	26
Cube System Inc	2,800	21
CyberAgent Inc	11,800	82
Daihatsu Diesel Manufacturing Co Ltd	22,200	225
Daiichi Jitsugyo Co Ltd	1,500	25
Dai-ichi Life Holdings Inc	194,000	5,565
Daiichi Sankyo Co Ltd	110,900	4,652
Dainichiseika Color & Chemicals Manufacturing Co Ltd	6,200	134
Daisue Construction Co Ltd	3,500	41

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Daiwa Industries Ltd	2,700	$27
Daiwa Securities Group Inc	611,000	4,507
Dentsu Group Inc	1,350,000	41,509
Digital Arts Inc	5,900	181
Digital Information Technologies Corp	2,400	30
Doshisha Co Ltd	1,200	18
East Japan Railway Co	271,700	5,228
Ehime Bank Ltd/The	6,800	53
Eiken Chemical Co Ltd	34,900	550
Eisai Co Ltd	16,900	710
Elecom Co Ltd	47,500	468
en Japan Inc	17,000	287
ERI Holdings Co Ltd	3,900	55
Fabrica Holdings Co Ltd	2,600	32
Fast Retailing Co Ltd	37,100	11,886
First Bank of Toyama Ltd/The	4,500	38
Foster Electric Co Ltd	8,100	91
Fuji Corp/Aichi	7,700	129
Fuji Oil Co Ltd	19,400	54
Fujikura Ltd	47,500	1,372
Fujimori Kogyo Co Ltd	1,500	45
Fujitsu Ltd	1,215,400	22,350
Fukui Computer Holdings Inc	3,300	59
Fukuoka Financial Group Inc	397,600	10,464
Fukushima Galilei Co Ltd	2,800	108
Furuno Electric Co Ltd	10,300	125
Future Corp	10,500	128
Gakken Holdings Co Ltd	18,400	129
Gakujo Co Ltd	5,500	68
Goldwin Inc	17,100	1,057
GungHo Online Entertainment Inc	128,800	2,680
Hakuhodo DY Holdings Inc	22,400	189
Hirose Electric Co Ltd	10,100	1,328
Hisamitsu Pharmaceutical Co Inc	1,900	53
Hitachi Ltd	151,500	3,717
Hodogaya Chemical Co Ltd	1,000	35
Hokkaido Gas Co Ltd	1,700	37
Horiba Ltd	5,500	366
Hosokawa Micron Corp	1,800	54
Hoya Corp	217,100	30,708
Hyakujushi Bank Ltd/The	13,000	241
Ichikoh Industries Ltd	29,600	91
Idemitsu Kosan Co Ltd	159,100	1,157
INFRONEER Holdings Inc	115,400	968
Inpex Corp	62,000	924
Invincible Investment Corp ‡	4,712	2,091
I-PEX Inc	6,700	80
ISB Corp	4,900	51
Iwaki Co Ltd	3,900	81
Iyogin Holdings Inc	9,000	83
Japan Exchange Group Inc	129,800	3,002
Japan Lifeline Co Ltd	41,900	323
Japan Medical Dynamic Marketing Inc	20,000	106

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan Post Bank Co Ltd	25,300	$237
Japan Post Holdings Co Ltd	229,000	2,233
Japan Post Insurance Co Ltd	187,700	3,539
JK Holdings Co Ltd	3,500	24
Justsystems Corp	8,600	205
Kaga Electronics Co Ltd	4,100	153
Kamakura Shinsho Ltd	6,700	20
Kanaden Corp	3,400	35
Kao Corp	344,800	15,499
Kato Works Co Ltd	4,600	41
KAWADA TECHNOLOGIES Inc	8,100	150
KDDI Corp	342,500	11,552
Keio Corp	70,000	1,713
Keisei Electric Railway Co Ltd	40,300	1,273
Kewpie Corp	89,200	2,283
Keyence Corp	61,100	29,210
Kikkoman Corp	74,200	837
Kimura Unity Co Ltd	4,900	53
Kitz Corp	6,100	43
Koatsu Gas Kogyo Co Ltd	5,100	32
Kobe Bussan Co Ltd	36,900	1,076
Koito Manufacturing Co Ltd	2,600,000	38,267
Komatsu Ltd	748,000	20,836
Komatsu Wall Industry Co Ltd	1,400	30
Konica Minolta Inc	102,500	306
Konishi Co Ltd	4,000	35
Kubota Corp	239,000	3,340
Kuraray Co Ltd	42,500	557
Kyodo Printing Co Ltd	1,700	42
Kyoritsu Maintenance Co Ltd	73,800	1,216
LAC Co Ltd	6,400	34
LIFULL Co Ltd	47,500	48
M3 Inc	1,902,400	18,396
Maezawa Industries Inc	3,800	37
Makita Corp	488,600	16,339
MarkLines Co Ltd	3,400	71
Maruzen Showa Unyu Co Ltd	1,200	41
Matching Service Japan Co Ltd	10,500	75
Maxell Ltd	31,300	391
Mazda Motor Corp	604,800	5,076
MCJ Co Ltd	12,300	128
Medical System Network Co Ltd, Cl A	5,800	19
Megachips Corp	11,900	402
Meidensha Corp	1,600	38
Meisei Industrial Co Ltd	11,900	104
Micronics Japan Co Ltd	9,700	320
MIMAKI ENGINEERING CO LTD	12,800	154
MINEBEA MITSUMI Inc	1,153,700	24,238
Miroku Jyoho Service Co Ltd	11,800	152
Mitani Sangyo Co Ltd	10,700	24
Mitsuba Corp	17,900	128
Mitsubishi Corp	19,400	401
Mitsubishi Electric Corp	21,400	359

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mitsubishi Kakoki Kaisha Ltd	1,800	$44
Mitsubishi Shokuhin Co Ltd	3,900	141
Mitsubishi UFJ Financial Group Inc	310,000	3,253
Mitsui & Co Ltd	86,700	1,860
MIXI Inc	258,600	4,897
Mizuho Financial Group Inc	51,000	1,054
Moriroku Holdings Co Ltd	5,600	93
Morita Holdings Corp	3,800	49
MS&AD Insurance Group Holdings Inc	195,500	4,491
Murata Manufacturing Co Ltd	49,400	1,029
Nagoya Railroad Co Ltd	73,600	881
NEC Corp	174,400	15,409
NEOJAPAN Inc	12,800	161
NET One Systems Co Ltd	3,100	73
Nexon Co Ltd	9,000	177
Nice Corp	2,600	34
Nichirei Corp	124,600	3,745
NIDEC CORP	36,800	1,503
Nihon Chouzai Co Ltd	5,600	49
Nihon Denkei Co Ltd	4,400	56
Nihon Trim Co Ltd	2,800	72
Nikon Corp	4,000,000	42,842
Nippon Concept Corp	1,900	23
Nippon Dry-Chemical Co Ltd	200	4
Nippon Sanso Holdings Corp	31,600	1,080
Nippon Shinyaku Co Ltd	30,900	745
Nippon Thompson Co Ltd	41,300	146
Nippon Yusen KK	30,900	1,119
Nissan Motor Co Ltd	961,600	2,810
Nissan Tokyo Sales Holdings Co Ltd	86,600	285
Nissei ASB Machine Co Ltd	2,000	69
Nissin Corp	2,100	61
Nisso Holdings Co Ltd	8,500	45
Nissui Corp	223,200	1,419
Nitto Kogyo Corp	3,500	76
Nitto Kohki Co Ltd	2,900	51
Nitto Seiko Co Ltd	16,700	67
Nomura Research Institute Ltd	36,700	1,238
Noritz Corp	7,900	106
NS Solutions Corp	17,200	439
OBIC Business Consultants Co Ltd	39,900	1,954
Obic Co Ltd	38,000	6,603
Ogaki Kyoritsu Bank Ltd/The	1,800	25
Ohba Co Ltd	4,100	29
OIE Sangyo Co Ltd	2,000	28
Okabe Co Ltd	6,100	32
Okamoto Industries Inc	800	28
Okamura Corp	11,400	154
Okinawa Financial Group Inc	1,400	24
Okura Industrial Co Ltd	3,100	56
Olympus Corp	694,500	12,685
Ono Pharmaceutical Co Ltd	41,400	613
Optim Corp *	26,600	114

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Optorun Co Ltd	12,500	$158
Oracle Corp Japan	30,500	2,759
Oro Co Ltd	5,200	81
Otsuka Corp	192,800	4,589
PAL GROUP Holdings Co Ltd	9,800	159
Pasco Corp	2,300	27
PCA Corp	2,600	37
Persol Holdings Co Ltd	152,000	297
Pickles Holdings Co Ltd	2,700	19
PR Times Corp *	7,200	85
Pronexus Inc	16,200	139
Proto Corp	3,500	35
Qol Holdings Co Ltd	6,000	60
R&D Computer Co Ltd	4,500	24
Rasa Corp	4,500	47
Rasa Industries Ltd	1,800	34
Recruit Holdings Co Ltd	510,500	31,719
Resona Holdings Inc	3,348,200	23,696
Resonac Holdings Corp	42,100	1,029
Rheon Automatic Machinery Co Ltd	1,622	16
Ricoh Co Ltd	126,500	1,321
Riken Technos Corp	6,700	47
Riso Kagaku Corp	2,300	54
Rix Corp	1,400	28
Sac's Bar Holdings Inc	6,500	36
Sakai Heavy Industries Ltd	1,000	34
Sakai Moving Service Co Ltd	2,000	36
Sakata INX Corp	4,200	49
Sanko Metal Industrial Co Ltd	900	26
Sansan Inc *	21,100	317
Santen Pharmaceutical Co Ltd	73,600	949
Sanwa Holdings Corp	172,200	3,923
Sanyo Shokai Ltd	6,400	107
Sapporo Holdings Ltd	18,800	936
Sato Holdings Corp	4,400	62
SBI Sumishin Net Bank Ltd	10,400	222
SCREEN Holdings Co Ltd	106,500	7,969
SCSK Corp	132,900	2,668
Seika Corp	1,500	42
Seiko Epson Corp	24,800	462
Sekisui House Ltd	60,200	1,552
SERAKU Co Ltd	12,200	118
Seven & i Holdings Co Ltd	366,100	5,276
Shibusawa Warehouse Co Ltd/The	200	4
Shimamura Co Ltd	89,500	4,782
Shimano Inc	81,100	15,261
Shinnihonseiyaku Co Ltd	6,900	89
Shinsho Corp	500	27
Shionogi & Co Ltd	15,300	715
Shizuoka Financial Group Inc	16,200	144
Shofu Inc	1,700	60
SIGMAXYZ Holdings Inc	2,100	21
Skylark Holdings Co Ltd	27,700	425

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SMK Corp	1,400	$22
SMS Co Ltd	1,512,200	22,770
SoftBank Group Corp	10,000	577
Softcreate Holdings Corp	2,900	34
Sompo Holdings Inc	71,900	1,694
Sprix Inc	2,400	13
Star Micronics Co Ltd	14,100	189
Strike Co Ltd	1,100	34
Subaru Corp	140,500	2,664
Sugi Holdings Co Ltd	112,500	1,952
Sumitomo Electric Industries Ltd	91,100	1,507
Sumitomo Mitsui Financial Group Inc	154,300	10,120
Sumitomo Pharma Co Ltd *	48,800	224
Sumitomo Riko Co Ltd	12,600	134
Sumitomo Seika Chemicals Co Ltd	2,000	72
Suntory Beverage & Food Ltd	626,300	23,012
Sun-Wa Technos Corp	8,400	120
Suzuken Co Ltd/Aichi Japan	59,600	2,112
System Research Co Ltd	3,200	31
System Support Inc	2,300	30
Systena Corp	44,900	120
T RAD Co Ltd	2,700	70
T&D Holdings Inc	138,000	2,321
Taiho Kogyo Co Ltd, Cl A	5,300	24
Takara & Co Ltd	3,700	73
Takashimaya Co Ltd	403,400	3,090
Takeda Pharmaceutical Co Ltd	236,700	7,044
Tanabe Consulting Group Co Ltd	3,600	30
TDK Corp	314,000	21,235
TechMatrix Corp	9,400	157
Teikoku Electric Manufacturing Co Ltd	8,700	158
Temairazu Inc	4,000	105
Terumo Corp	239,300	4,420
TIS Inc	202,200	5,059
TKC Corp	1,500	40
Toei Animation Co Ltd	838,900	18,005
Toho Holdings Co Ltd	89,100	2,941
Tohoku Electric Power Co Inc	106,600	970
Tokio Marine Holdings Inc	105,000	3,971
Tokyo Electron Ltd	12,300	2,180
Tokyo Seimitsu Co Ltd	38,500	2,176
Tokyu Fudosan Holdings Corp	617,700	4,429
Toli Corp	9,800	26
Toray Industries Inc	3,224,000	16,615
Toshiba TEC Corp	7,500	179
Towa Bank Ltd/The	6,200	27
Toyo Engineering Corp	25,300	127
Toyo Suisan Kaisha Ltd	39,600	2,471
Toyokumo Inc	2,200	31
Toyota Motor Corp	414,900	7,863
Toyota Tsusho Corp	41,400	794
Trend Micro Inc/Japan	208,200	12,484
Tsubakimoto Chain Co	6,500	271

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tsubakimoto Kogyo Co Ltd	2,700	$34
Tsugami Corp	22,900	241
UBE Corp	48,900	889
Union Tool Co	2,200	89
Unipres Corp	14,900	124
USS Co Ltd	119,800	1,102
Vital KSK Holdings Inc	6,300	54
Wacom Co Ltd	31,600	151
Waseda Academy Co Ltd	3,800	42
WingArc1st Inc	5,800	117
Wowow Inc	2,300	17
Xebio Holdings Co Ltd	15,700	138
YAMABIKO Corp	4,300	69
Yamaha Corp	1,800,000	43,231
Yamaha Motor Co Ltd	143,300	1,247
Yamaichi Electronics Co Ltd	10,700	203
Yamashin-Filter Corp	19,900	63
Yokogawa Electric Corp	119,500	3,355
Yokowo Co Ltd	26,400	300
Yorozu Corp	4,600	36
Yossix Holdings Co Ltd	11,900	264
Yushin Precision Equipment Co Ltd	5,700	26
Zenrin Co Ltd	4,100	25
ZERIA Pharmaceutical Co Ltd	2,400	38
ZIGExN Co Ltd	54,700	213
ZOZO Inc	27,700	883
		893,557

Luxembourg — 0.8%
ArcelorMittal SA	1,365,437	31,997
Birkenstock Holding Plc *	42,124	2,102
Eurofins Scientific SE	32,035	1,831
Spotify Technology SA *	70,991	24,341
		60,271

Macao — 0.7%
Galaxy Entertainment Group Ltd	5,268,000	20,396
MGM China Holdings Ltd	608,000	818
Sands China Ltd *	18,750,000	34,229
Wynn Macau Ltd	824,400	564
		56,007

Malaysia — 0.2%
Alliance Bank Malaysia Bhd	48,400	48
AMMB Holdings Bhd	141,200	170
Bermaz Auto Bhd	72,200	42
Bursa Malaysia Bhd	479,700	1,026
CIMB Group Holdings Bhd	1,041,400	1,976
Dialog Group Bhd	4,927,500	2,690
Jaya Tiasa Holdings BHD	106,200	27
MISC Bhd	1,182,500	2,295
My EG Services Bhd	4,273,900	885
Pantech Group Holdings Bhd	216,400	51
Sunway Bhd	1,199,300	1,138
Wellcall Holdings Bhd	110,000	37

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
YTL Power International Bhd	1,835,300	$1,647
		12,032

Mexico — 0.1%
Grupo Comercial Chedraui SA de CV	123,700	943
Southern Copper Corp	31,147	3,168
Ternium SA ADR	92,923	3,129
		7,240

Netherlands — 4.3%
ABN AMRO Bank NV	427,321	7,327
Arcadis NV	26,990	1,981
Argenx SE ADR *	2,387	1,235
ASM International NV	1,242	840
ASML Holding NV	36,829	33,102
Fugro NV	50,450	1,260
IMCD NV	148,775	24,340
ING Groep NV	2,067,530	37,519
Koninklijke Ahold Delhaize NV	717,558	24,670
Koninklijke BAM Groep NV	228,882	956
Koninklijke KPN NV	1,921,414	7,854
Koninklijke Philips NV *	549,561	16,552
Koninklijke Vopak NV	32,058	1,475
NN Group NV	249,412	12,227
Pluxee NV *	219,874	5,219
Randstad NV	646,491	31,165
Signify NV	1,800,000	44,312
Universal Music Group NV	913,096	23,883
Wolters Kluwer NV	405,744	69,232
		345,149

New Zealand — 0.0%
Meridian Energy Ltd	265,883	1,055
Xero Ltd *	14,982	1,452
		2,507

Norway — 0.9%
AutoStore Holdings Ltd *	4,394,977	4,680
DNB Bank ASA	138,341	2,927
Equinor ASA	1,095,566	29,116
Gjensidige Forsikring ASA	1,183,022	20,986
Hoegh Autoliners ASA	12,653	142
Kongsberg Gruppen ASA	120,645	12,780
MPC Container Ships ASA	33,026	69
Odfjell SE, Cl A	3,058	43
Telenor ASA	270,962	3,364
		74,107

Philippines — 0.0%
International Container Terminal Services Inc	321,130	2,266
SM Investments Corp	65,700	1,035
		3,301

Poland — 0.2%
Alior Bank SA	47,125	1,251
Bank Polska Kasa Opieki SA	34,410	1,412

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Budimex SA	5,623	$876
CD Projekt SA	4,928	234
Grupa Kety SA	2,940	591
Lubelski Wegiel Bogdanka SA	8,005	50
Powszechna Kasa Oszczednosci Bank Polski SA	225,232	3,375
Powszechny Zaklad Ubezpieczen SA	906,204	10,944
Rainbow Tours SA	4,051	111
		18,844

Portugal — 0.0%
Galp Energia SGPS SA, Cl B	24,043	499
Navigator Co SA/The	122,946	502
		1,001

Qatar — 0.0%
Gulf International Services QSC	517,564	466
Ooredoo QPSC	654,105	1,980
Qatar Insurance Co SAQ	283,249	167
		2,613

Saudi Arabia — 0.4%
Al Babtain Power & Telecommunication Co	49,248	571
Arab National Bank	629,648	3,244
Astra Industrial Group	118,437	5,418
Co for Cooperative Insurance/The	68,042	2,873
Etihad Etisalat Co	888,228	11,962
Saudi Chemical Co Holding	595,144	1,883
Saudi Electricity Co	472,241	2,210
Zamil Industrial Investment Co *	20,901	154
		28,315

Singapore — 0.4%
DBS Group Holdings Ltd	287,940	8,032
Dyna-Mac Holdings Ltd	114,600	46
Grab Holdings Ltd, Cl A *	284,640	917
Keppel DC REIT ‡	1,429,900	2,337
Oversea-Chinese Banking Corp Ltd	564,100	6,297
Sea Ltd ADR *	89,020	6,971
Singapore Airlines Ltd	385,400	1,857
Singapore Exchange Ltd	861,900	7,161
Singapore Telecommunications Ltd	583,400	1,401
		35,019

South Africa — 1.0%
ArcelorMittal South Africa Ltd *	6,024	–
Capitec Bank Holdings Ltd	6,474	1,067
Clicks Group Ltd	1,968,161	41,424
Tiger Brands Ltd	3,076,111	40,819
		83,310

South Korea — 3.7%
BNK Financial Group Inc	875,082	6,656
Celltrion Inc	7,102	1,079
Daeduck Co Ltd	8,141	38
DGB Financial Group Inc	41,545	261
Fila Holdings Corp	1,250,000	39,628

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hana Financial Group Inc	364,941	$16,910
Hanmi Semiconductor Co Ltd	13,336	1,143
HD Hyundai Electric Co Ltd	4,953	1,133
HLB Inc *	20,230	1,360
Hyundai Green Food	3,202	29
Hyundai Motor Co	7,583	1,450
KB Financial Group Inc	191,217	12,296
Kia Corp	36,176	2,873
Korea Airport Service Co Ltd	762	30
KT&G Corp	550,000	44,548
LG Corp	615,460	36,489
LG Electronics Inc	92,780	6,904
LG H&H Co Ltd	148,239	39,339
LigaChem Biosciences Inc *	20,371	1,473
Mgame Corp	3,992	18
Multicampus Co Ltd	1,193	27
NH Investment & Securities Co Ltd	19,948	204
Samsung Electronics Co Ltd	981,446	54,588
Shinhan Financial Group Co Ltd	551,878	23,177
SK Hynix Inc	28,738	3,737
Woori Financial Group Inc	183,363	2,199
		297,589

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	30,398	1,384
Aena SME SA	24,762	5,005
Amadeus IT Group SA, Cl A	297,221	20,049
Banco Bilbao Vizcaya Argentaria SA	708,938	7,526
Banco Santander SA	186,339	927
Bankinter SA	112,009	991
CaixaBank SA	6,873,977	41,544
Iberdrola SA	319,336	4,532
Industria de Diseno Textil SA	1,509,554	81,842
Logista Integral SA	3,670	113
Naturgy Energy Group SA	132,901	3,392
		167,305

Sweden — 1.9%
AAK AB	69,712	2,159
Alfa Laval AB	27,126	1,218
Assa Abloy AB, Cl B	1,077,957	34,852
Atlas Copco AB, Cl A	424,240	7,712
Castellum AB *	51,473	706
Essity AB, Cl B	340,709	10,367
Fastighets AB Balder, Cl B *	296,504	2,331
H & M Hennes & Mauritz AB, Cl B	488,356	7,749
Hexagon AB, Cl B	2,060,386	21,125
Mycronic AB	34,736	1,282
Securitas AB, Cl B	2,062,539	24,169
Skandinaviska Enskilda Banken AB, Cl A	169,503	2,615
Skanska AB, Cl B	115,553	2,339
Telefonaktiebolaget LM Ericsson ADR	1,708,102	12,725
Trelleborg AB, Cl B	27,464	1,073

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Volvo AB, Cl B	676,979	$18,021
		150,443

Switzerland — 6.0%
ABB Ltd	859,660	49,273
Accelleron Industries AG	44,798	2,342
Alcon Inc	73,116	7,092
Belimo Holding AG	3,729	2,505
BKW AG	12,844	2,416
Givaudan SA	4,567	23,447
Holcim AG	9,881	952
Julius Baer Group Ltd	434,974	25,382
Logitech International SA	363,431	32,906
Nestle SA	189,186	20,296
Novartis AG	78,580	9,458
On Holding AG, Cl A *	22,662	1,065
Partners Group Holding AG	30,760	44,267
Roche Holding AG	395,774	133,969
Schindler Holding AG	56,646	15,743
Swatch Group AG/The	198,984	41,699
Swissquote Group Holding SA	5,650	2,020
UBS Group AG	1,293,451	39,591
VAT Group AG	51,059	26,310
Ypsomed Holding AG	2,341	1,145
Zehnder Group AG	2,587	165
		482,043

Taiwan — 4.0%
ACES Electronic Co Ltd *	45,000	74
Arcadyan Technology Corp	375,000	1,717
ASROCK Inc	269,634	1,749
Asustek Computer Inc	1,546,000	25,952
Chicony Electronics Co Ltd	220,000	1,114
ChipMOS Technologies Inc	143,000	171
Compal Electronics Inc	4,447,000	4,615
Cyberlink Corp	55,000	168
CyberPower Systems Inc	700	6
Elan Microelectronics Corp	20,000	92
Ennoconn Corp	124,000	1,151
Eva Airways Corp	1,007,000	1,113
Evergreen Marine Corp Taiwan Ltd	2,080,800	12,229
Everlight Electronics Co Ltd	943,000	2,329
Far EasTone Telecommunications Co Ltd	2,132,000	6,031
Fortune Electric Co Ltd	81,400	1,697
Gemtek Technology Corp	19,000	25
General Interface Solution Holding Ltd *	391,184	753
General Plastic Industrial Co Ltd	29,000	33
Goldsun Building Materials Co Ltd	872,000	1,494
Hon Hai Precision Industry Co Ltd	3,860,000	22,262
IBF Financial Holdings Co Ltd	4,028,141	1,983
International Games System Co Ltd	440,000	10,715
ITE Technology Inc	100,783	457
Keystone Microtech Corp	22,000	274
KGI Financial Holding Co Ltd	3,308,000	1,665

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lanner Electronics Inc	480	$1
Lotes Co Ltd	283,000	13,535
Makalot Industrial Co Ltd	90,000	1,079
MediaTek Inc	743,146	28,806
Novatek Microelectronics Corp	912,311	15,400
Pegatron Corp	415,000	1,330
Pixart Imaging Inc	86,000	558
Pou Chen Corp	4,686,000	5,090
Powertech Technology Inc	344,000	1,565
Radiant Opto-Electronics Corp	233,000	1,438
Raydium Semiconductor Corp	15,000	167
Realtek Semiconductor Corp	1,113,000	18,614
San Fang Chemical Industry Co Ltd	123,000	130
Silicon Motion Technology Corp ADR	16,889	1,074
Simplo Technology Co Ltd	242,000	2,807
Sitronix Technology Corp	65,000	475
Solteam Inc	40,000	79
Sunrex Technology Corp	123,000	230
Taiwan Semiconductor Manufacturing Co Ltd	2,628,000	77,550
Taiwan Semiconductor Manufacturing Co Ltd ADR	256,075	43,968
Uni-President Enterprises Corp	619,000	1,598
Weblink International Inc	41,000	73
WT Microelectronics Co Ltd	340,000	1,254
Yang Ming Marine Transport Corp	1,063,000	2,143
Yield Microelectronics Corp	53,146	158
Youngtek Electronics Corp	24,000	54
		319,045

Thailand — 0.4%
Bangchak Corp PCL NVDR	457,700	504
Bangkok Bank PCL NVDR	2,632,500	10,967
Bangkok Dusit Medical Services PCL NVDR	2,190,000	1,796
Central Pattana PCL NVDR	662,900	1,165
PTT Exploration & Production PCL NVDR	1,461,900	6,112
SCB X PCL	2,953,000	9,336
TMBThanachart Bank PCL NVDR	9,091,600	497
		30,377

Türkiye — 0.0%
Agesa Hayat ve Emeklilik AS	15,215	44
BIM Birlesik Magazalar AS	51,176	811
Turkcell Iletisim Hizmetleri AS	378,885	1,094
		1,949

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	3,879,229	9,252
Abu Dhabi Islamic Bank PJSC	366,930	1,261
ADNOC Drilling Co PJSC	1,811,489	2,170
Agthia Group PJSC	28,923	55
Dubai Islamic Bank PJSC	302,291	508
Emaar Development PJSC	59,629	137
Emaar Properties PJSC	8,544,726	19,635

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emirates Integrated Telecommunications Co PJSC	4,923	$8
Emirates NBD Bank PJSC	1,454,867	7,803
Sharjah Islamic Bank	64,842	40
		40,869

United Kingdom — 12.8%
4imprint Group PLC	261	18
Anglo American PLC	1,400,000	40,869
Barclays PLC	20,866,069	63,136
Barclays PLC ADR	1,291,842	15,722
BP PLC	6,500,000	36,825
Breedon Group PLC	38,135	212
British American Tobacco PLC	1,200,000	44,950
Burberry Group PLC	3,700,000	32,530
Centrica PLC	9,726,012	16,526
Concentric AB	431	10
Diageo PLC	1,609,657	52,584
Diploma PLC	374,786	22,090
Experian PLC	956,853	46,525
FDM Group Holdings PLC	9,669	53
Ferrexpo PLC *	788,072	478
GSK PLC ADR	79,935	3,510
Halma PLC	1,305,645	44,932
HSBC Holdings PLC	3,105,967	27,323
Imperial Brands PLC	1,500,000	43,085
Intertek Group PLC	232,703	15,216
Investec PLC	773,765	5,921
ITV PLC	41,519,153	43,777
J Sainsbury PLC	7,451,442	28,752
London Stock Exchange Group PLC	321,218	43,390
Morgan Sindall Group PLC	293	11
NatWest Group PLC	7,001,734	31,921
Ninety One PLC	138,672	306
Pensionbee Group PLC *	7,561	17
Reckitt Benckiser Group PLC	1,431,013	82,388
RELX PLC	909,766	42,326
Sage Group PLC/The	366,239	4,880
Shell PLC	841,298	29,897
Smith & Nephew PLC	1,572,827	24,238
Smiths News PLC	201	–
Standard Chartered PLC	2,051,918	21,128
Subsea 7 SA	27,929	499
Tesco PLC	8,183,677	38,183
TORM PLC, Cl A	24,180	887
Travis Perkins PLC	759,790	9,057
Unilever PLC	1,060,225	68,541
WPP PLC	4,000,000	38,343
		1,021,056

United States — 1.5%
Envista Holdings Corp *	2,300,000	41,998
Harley-Davidson Inc	1,100,000	41,184

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Western Union Co/The	3,100,000	$37,820
		121,002

Vietnam — 0.2%
Vietnam Dairy Products JSC	5,341,600	15,869

Total Common Stock
(Cost $6,307,712) ($ Thousands)		7,593,143

PREFERRED STOCK — 2.2%
Brazil — 0.6%
Cia De Sanena Do Parana (B)	24,100	25
Cia Energetica de Minas Gerais (B)	9,766,600	20,005
Itau Unibanco Holding SA (B)	2,385,500	15,387
Marcopolo SA (B)	139,560	181
Metalurgica Gerdau SA (B)	199,100	366
Petroleo Brasileiro SA (B)	1,524,600	10,569
Schulz SA (B)	31,000	36
		46,569

Germany — 1.6%
Henkel AG & Co KGaA (B)	794,819	72,811
Sartorius AG (B)	68,739	18,976

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Volkswagen AG (B)	350,000	$37,262
		129,049

Total Preferred Stock
(Cost $168,169) ($ Thousands)		175,618

EXCHANGE TRADED FUNDS — 0.1%
United States — 0.1%
iShares Core MSCI EAFE ETF	51,201	3,952
iShares MSCI Canada ETF	11,586	469
iShares MSCI Emerging Markets ETF	40,711	1,766

Total Exchange Traded Funds
(Cost $6,157) ($ Thousands)		6,187

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	66,868,117	66,868
Total Cash Equivalent
(Cost $66,868) ($ Thousands)		66,868
Total Investments in Securities — 98.2%
(Cost $6,548,906) ($ Thousands)		$7,841,816

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	304	Sep-2024	$16,158	$16,728	$362
FTSE 100 Index	108	Sep-2024	11,461	11,905	143
Hang Seng Index	69	Sep-2024	7,796	7,938	140
S&P TSX 60 Index	35	Sep-2024	7,042	7,282	112
SPI 200 Index	83	Sep-2024	10,732	11,332	300
TOPIX Index	87	Sep-2024	15,339	16,226	614
			$68,528	$71,411	$1,671

A list of the open OTC Swap agreement held by the Fund at August 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	CUSTOM FINANCING	BASKET RETURN	Annually	12/31/2049	USD	9,039	$(2,479)	$–	$(2,479)
								$(2,479)	$–	$(2,479)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of August 31, 2024:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

188,422	NOVARTIS AG	$19,862	$2,584	219.7%
15,047	ASML Holding N.V.	15,837	(2,491)	175.2
208,700	ITOCHU CORP	9,755	1,171	107.9
906,100	JAPAN POST HOLDINGS CO LTD	8,466	264	93.7
200,777	HALMA PLC	6,956	(135)	77.0
176,357	SHELL PLC	6,096	103	67.4
37,146	ASTRAZENECA PLC	5,854	591	64.8
117,851	RELX PLC	5,332	112	59.0
46,377	LOBLAW COS LTD	5,264	725	58.2
329,652	ENGIE SA	5,240	541	58.0
82,268	UNILEVER PLC	4,823	480	53.4
182,700	PAN PACIFIC INTERNATIONAL HOLDINGS CORP	4,291	309	47.5
87,166	EXPERIAN PLC	4,080	126	45.1
123,028	IMMOFIN ANLAGE	3,961	322	43.8
940,601	NATWEST GROUP PLC	3,822	463	42.3
1,536,989	LONDONMETRIC PROPERTY PLC	3,769	363	41.7
616,227	ROLLS-ROYCE HOLDINGS PLC	3,607	369	39.9
53,789	TOTALENERGIES SE	3,574	133	39.5
404,022	HSBC HOLDINGS PLC	3,499	38	38.7
35,943	EURONEXT NV	3,434	367	38.0
591,365	GLENCORE PLC	3,338	(216)	36.9
83,875	3I GROUP PLC	3,245	256	35.9
28,272	NEXT PLC	3,240	548	35.8
157,732	GSK PLC	3,200	226	35.4
4,106,600	YTL CORPORATION	3,185	(472)	35.2
137,200	HITACHI LTD	2,907	456	32.2
744,275	MARKS & SPENCER GROUP PLC	2,793	520	30.9
20,154	GTT	2,713	360	30.0
257,535	VIVENDI	2,627	233	29.1
65,143	ACCOR SA	2,603	104	28.8
56,600	KAO CORP	2,546	(5)	28.2
174,030	MEDIOBANCA	2,540	373	28.1
24,009	INTERCONTINENTAL HOTELS GROUP	2,477	(102)	27.4
32,682	COCA-COLA EUROPACIFIC PARTNERS	2,434	167	26.9
28,305	COMPAGNIE DE SAINT GOBAIN	2,336	121	25.8
33,650	AMUNDI SA	2,200	306	24.3
1,128,338	TRITAX BIG BOX REIT PLC	2,192	220	24.3
470,600	TORAY INDUSTRIES INC	2,182	231	24.1
9,642	SAFRAN SA	2,111	(2)	23.4
44,068	CRITEO SA	2,090	(8)	23.1
35,900	TDK CORP	2,016	388	22.3
493,859	TESCO PLC	1,923	349	21.3
76,000	IMPERIAL BRANDS PLC	1,921	255	21.3
722,381	BARCLAYS PLC	1,877	295	20.8
17,668	PUBLICIS	1,872	105	20.7
7,602	SCHNEIDER SA	1,843	81	20.4
98,009	MONDI PLC	1,814	85	20.1
156,254	UNITE GROUP PLC/THE	1,789	176	19.8
20,550	KINGSPAN GROUP	1,785	(17)	19.7
5,567	ICON PLC	1,761	10	19.5
49,100	ASAHI GROUP HOLDINGS LTD	1,742	83	19.3
163,704	AUTO TRADER GROUP PLC	1,704	135	18.9
106,611	VISTRY GROUP PLC	1,644	240	18.2
749,104	SERCO GROUP PLC	1,604	108	17.7
32,773	COVIVIO	1,571	253	17.4
20,364	UNIBAIL-RODAMCO-WESTFIELD	1,540	75	17.0

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

38,981	LA FRAN DJ	$1,488	$98	16.5%
50,048	RUBIS ET CIE	1,448	147	16.0
47,372	COMPASS GROUP PLC	1,434	55	15.9
16,200	SONY GROUP CORP	1,372	726	15.2
303,196	INTERNATIONAL DISTRIBUTION	1,344	7	14.9
38,801	COCA-COLA HBC AG-DI	1,323	99	14.6
575	HERMES INTL	1,309	69	14.5
192,605	BABCOCK INTL GROUP PLC	1,288	31	14.3
19,461	RIO TINTO PLC	1,279	(53)	14.1
30,400	CHUGAI PHARMACEUTICAL CO LTD	1,277	261	14.1
90,831	CREDIT AGRICOLE	1,264	144	14.0
9,720	IPSEN	1,254	(126)	13.9
167,950	DARKTRACE PLC	1,222	56	13.5
814,884	CENTAMIN PLC	1,171	166	13.0
22,311	DIPLOMA PLC	1,167	128	12.9
67,527	CARNIVAL ADR	1,121	(114)	12.4
460,478	EMERALD RESOURCES NL	1,063	174	11.8
34,535	KLEPIERRE	979	65	10.8
141,065	FRESNILLO PLC	971	29	10.7
65,443	BIG YELLOW GROUP PLC	971	120	10.7
30,346	ASSOCIATED BRITISH FOODS PLC	969	22	10.7
445,486	INTL CONSOLIDATED AIRLINE-DI	933	126	10.3
11,569	LEG IMMOBILIEN SE	928	204	10.3
597,302	QUILTER PLC	927	165	10.3
35,305	ANTOFAGASTA PLC	910	(109)	10.1
14,189	BNP PARIBAS	908	102	10.0
8,145	NEXANS	900	141	10.0
163,858	AIB GROUP	859	118	9.5
38,827	BAE SYSTEMS PLC	658	(7)	7.3

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(69,899)	CGI INC	$(6,981)	$(822)	(77.2)%
(504,795)	BRAMBLES LTD	(4,885)	(1,323)	(54.0)
(418,200)	KYOCERA CORP	(4,799)	(300)	(53.1)
(450,177)	HEXAGON	(4,628)	27	(51.2)
(131,899)	EMERA INC	(4,376)	(615)	(48.4)
(51,357)	BK OF MONTREAL	(4,290)	(19)	(47.5)
(514,900)	THE CHIBA BANK LTD	(4,257)	(70)	(47.1)
(127,600)	AGC INC	(4,206)	130	(46.5)
(111,900)	SUNTORY BEVERAGE FOOD LTD	(4,029)	(84)	(44.6)
(122,381)	SEVERN TRENT PLC	(3,936)	(179)	(43.5)
(35,887)	CDN TIRE CP A	(3,549)	(551)	(39.3)
(32,674)	SPIRAX GROUP PLC	(3,520)	252	(38.9)
(273,061)	BURBERRY GROUP PLC	(3,413)	905	(37.8)
(29,327)	CANADIAN NATIONAL RAILWAY	(3,346)	(95)	(37.0)
(382,100)	RICOH CO LTD	(3,287)	(668)	(36.4)
(67,767)	ASR NEDERLND AIW	(3,187)	(187)	(35.3)
(471,500)	ASAHI KASEI CORP	(2,982)	(329)	(33.0)
(339,020)	KINNEVIK	(2,979)	302	(33.0)
(124,500)	TOTO LTD	(2,901)	(1,390)	(32.1)
(63,787)	QIAGEN NV	(2,789)	(97)	(30.9)
(98,821)	VALMET OYJ	(2,722)	(84)	(30.1)
(58,891)	INTERPUMP GROUP	(2,582)	18	(28.6)
(159,800)	ELECTRIC POWER DEVELOPMENT CO LTD	(2,536)	(159)	(28.1)
(691,233)	IGO LTD	(2,522)	(71)	(27.9)
(13,330)	BOYD GROUP SERVICES INC	(2,509)	312	(27.8)
(131,603)	SIG GROUP AG	(2,451)	(311)	(27.1)
(758,690)	STOCKLAND	(2,441)	(140)	(27.0)
(37,069)	DCC PLC	(2,438)	(163)	(27.0)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(74,000)	MITSUBISHI LOGISTICS CORP	$(2,420)	$(154)	(26.8)%
(507,829)	SCHRODERS PLC	(2,378)	74	(26.3)
(243,800)	SG HOLDINGS CO LTD	(2,257)	(366)	(25.0)
(46,500)	TOKYO SEIMITSU CO LTD	(2,240)	(382)	(24.8)
(163,500)	ROHM CO LTD	(2,199)	173	(24.3)
(211,100)	VENTURE CORPORATION LTD	(2,163)	(126)	(23.9)
(59,800)	ZENKOKU HOSHO CO LTD	(2,151)	(242)	(23.8)
(227,337)	TATE & LYLE PLC	(1,936)	(104)	(21.4)
(213,500)	KS HOLDINGS CORP	(1,906)	(376)	(21.1)
(12,051)	BKW SA	(1,905)	(342)	(21.1)
(124,400)	SUMCO CORP	(1,849)	429	(20.5)
(693,000)	WHARF REIC	(1,836)	(226)	(20.3)
(61,100)	NH FOODS LTD	(1,794)	(481)	(19.8)
(211,105)	CHARTER HALL GROUP	(1,791)	(295)	(19.8)
(83,489)	SAPUTO GP	(1,789)	(61)	(19.8)
(2,451,300)	FRASERS LOGISTICS AND COMMERCIAL	(1,730)	(303)	(19.1)
(61,228)	YARA INTERNAT	(1,716)	(52)	(19.0)
(35,600)	NIPPON EXPRESS HOLDINGS INC	(1,686)	(145)	(18.6)
(1,697,000)	NEW WORLD DEV	(1,684)	(22)	(18.6)
(154,900)	HASEKO CORP	(1,678)	(229)	(18.6)
(58,500)	SUMITOMO METAL MINING CO LTD	(1,659)	21	(18.4)
(1,556,000)	XINYI GLASS	(1,626)	226	(18.0)
(153,300)	LIXIL CORP	(1,611)	(195)	(17.8)
(444,338)	LENDLEASE GROUP	(1,605)	(445)	(17.8)
(508,483)	ATLAS ARTERIA	(1,576)	(168)	(17.4)
(120,900)	USHIO INC	(1,564)	(142)	(17.3)
(225,000)	HAZAMA ANDO CORP	(1,555)	(214)	(17.2)
(652,792)	METCASH LTD	(1,547)	(64)	(17.1)
(800,000)	TAYLOR WIMPEY PLC	(1,508)	(169)	(16.7)
(569,781)	SPARK NEW ZEALAND LTD	(1,498)	221	(16.6)
(7,174)	SWATCH GROUP I	(1,485)	(3)	(16.4)
(30,472)	HUGO BOSS N	(1,431)	170	(15.8)
(223,900)	CITIZEN WATCH CO LTD	(1,424)	(7)	(15.8)
(49,100)	HAMAMATSU PHOTONICS KK	(1,382)	87	(15.3)
(217,983)	ELEKTA B	(1,366)	(112)	(15.1)
(62,223)	FLUIDRA S.A.	(1,365)	(168)	(15.1)
(93,209)	INDIVIOR PLC	(1,353)	216	(15.0)
(99,400)	ONO PHARMACEUTICAL CO LTD	(1,349)	(109)	(14.9)
(172,397)	HUSQVARNA B	(1,345)	193	(14.9)
(230,905)	ALGONQUIN PWR & UTILS CORP	(1,334)	70	(14.8)
(19,354)	FISCHER N	(1,319)	(202)	(14.6)
(228,596)	B&M EUROPEAN VALUE RETAIL SA	(1,303)	(24)	(14.4)
(103,382)	TOMRA SYSTEMS	(1,287)	(301)	(14.2)
(1,629,900)	SUNTEC REIT	(1,277)	(268)	(14.1)
(85,498)	SEEK LTD	(1,263)	(63)	(14.0)
(25,558)	RANDSTAD NV	(1,245)	24	(13.8)
(121,078)	DAVIDE CAMPARI-MILANO NV	(1,237)	131	(13.7)
(186,409)	SUPERIOR PLUS CORP	(1,226)	145	(13.6)
(117,760)	INFRASTRUTTURE WIRELESS ITALIANE SPA	(1,220)	(178)	(13.5)
(82,102)	MEDIPAL HOLDINGS CORP	(1,219)	(207)	(13.5)
(191,934)	RENTOKIL INITIAL PLC	(1,214)	(3)	(13.4)
(52,346)	EMPIRE CO CL A	(1,206)	(249)	(13.3)
(84,300)	JFE HOLDINGS INC	(1,205)	51	(13.3)
(108,668)	BREMBO N.V.	(1,203)	(58)	(13.3)
(11,300)	NITORI HOLDINGS CO LTD	(1,200)	(474)	(13.3)
(2,090)	SWISSCOM	(1,162)	(148)	(12.9)
(38,345)	KONINKLIJKE AHOLD DELHAIZE NV	(1,154)	(173)	(12.8)
(150,183)	PENNON GROUP PLC	(1,142)	(79)	(12.6)
(34,370)	DIAGEO PLC	(1,130)	(1)	(12.5)
(26,882)	PUMA SE	(1,114)	(48)	(12.3)
(137,500)	LION CORP	(1,113)	(290)	(12.3)
(9,531)	ALTEN	(1,111)	35	(12.3)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(1,218,300)	MAPLETREE PAN ASIA COMMERCIAL	$(1,098)	$(191)	(12.1)%
(71,695)	UMICORE	(1,069)	156	(11.8)
(6,384)	BE SEMICOND	(1,053)	231	(11.6)
(12,374)	REMY COINTREAU	(1,052)	25	(11.6)
(43,400)	HITACHI CONST MACH CO LTD	(1,046)	(11)	(11.6)
(323,700)	HK LAND HOLDINGS	(1,042)	(180)	(11.5)
(19,099)	FLSMIDTH & CO.	(1,023)	56	(11.3)
(30,900)	OMRON CORP	(1,003)	(265)	(11.1)
(251,522)	ILUKA RESOURCES LTD	(996)	(50)	(11.0)
(55,490)	KESKO OYJ B	(994)	(140)	(11.0)
(63,123)	WH SMITH PLC	(990)	(67)	(11.0)
(3,628,000)	PACIFIC BASIN	(983)	(15)	(10.9)
(12,603)	SYENSQO SA	(975)	(61)	(10.8)
(50,640)	PRAIRIESKY ROYAL	(972)	(76)	(10.8)
(2,942)	TECAN HLD	(969)	(17)	(10.7)
(104,826)	WPP PLC	(969)	(27)	(10.7)
(16,565)	JULIUS BAER	(965)	—	(10.7)
(17,934)	SYDBANK	(965)	61	(10.7)
(30,317)	ATS CORP	(958)	154	(10.6)
(22,587)	SEADRILL LIMITED	(958)	(14)	(10.6)
(3,128)	SONOVA H AG ORD	(953)	(128)	(10.5)
(37,900)	SBI HOLDINGS INC	(944)	25	(10.4)
(136,671)	PHOENIX GROUP HOLDINGS PLC	(940)	(71)	(10.4)
(26,477)	SPECTRIS PLC	(930)	(97)	(10.3)
(25,100)	YASKAWA ELECTRIC CORP	(930)	109	(10.3)
(53,443)	NORTHLAND POWER INC	(921)	100	(10.2)
(7,457)	COLOPLAST B	(914)	(95)	(10.1)
(36,632)	SIGNIFY NV	(914)	22	(10.1)
(131,800)	HAKUHODO DY HOLDINGS INC	(913)	(192)	(10.1)
(19,600)	BK NOVA SCOTIA	(906)	(78)	(10.0)
(100,246)	RS GROUP PLC	(896)	(126)	(9.9)
(16,041)	ALIMENT COUC A	(894)	(14)	(9.9)
(795,400)	BUD APAC	(892)	(13)	(9.9)
(64,700)	KOITO MFG CO LTD	(884)	(66)	(9.8)
(26,184)	BROOKFIELD INFRASTRUCTURE-A	(876)	(189)	(9.7)
(41,100)	SUMITOMO HEAVY IND LTD	(873)	(79)	(9.7)
(111,300)	JGC HOLDINGS CORP	(861)	(147)	(9.5)
(9,425)	WENDEL INVESTISSEMENT	(849)	(99)	(9.4)
(8,775)	ELIA GROUP SA/NV	(837)	(117)	(9.3)
(12,194)	DKSH	(828)	(140)	(9.2)
(57,600)	DENKA CO LTD	(762)	(126)	(8.4)

Percentages are based on Net Assets of $7,987,356 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.

†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$35,680	$9	$(35,607)	$(46)	$(36)	$—	$77	$—
SEI Daily Income Trust, Government Fund, Institutional Class	49,270	220,154	(202,556)	—	—	66,868	1,502	—
Totals	$84,950	$220,163	$(238,163)	$(46)	$(36)	$66,868	$1,579	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.2%
Australia — 2.9%
ANZ Group Holdings Ltd	7,284	$150
Aristocrat Leisure Ltd	13,422	498
BlueScope Steel Ltd	7,542	106
Capral Ltd	7,718	48
CAR Group Ltd	1,297	33
Civmec Singapore Ltd	53,600	39
Cochlear Ltd	97	20
Commonwealth Bank of Australia	1,818	172
Computershare Ltd	30,817	594
Danakali Ltd (A)	30,918	9
DroneShield Ltd *	24,272	22
EBOS Group Ltd	2,156	47
Fiducian Group Ltd	2,088	12
GenusPlus Group Ltd	13,878	22
Gold Road Resources Ltd	26,862	30
Goodman Group ‡	7,240	164
GR Engineering Services Ltd	86,981	112
Helloworld Travel Ltd	20,015	27
Hipages Group Holdings Ltd *	6,809	7
Horizon Oil Ltd	288,026	37
Humm Group Ltd	18,984	9
Image Resources NL *	101,423	5
Macmahon Holdings Ltd	286,343	65
Medibank Pvt Ltd	16,737	44
National Australia Bank Ltd	5,302	137
NEXTDC Ltd *	11,499	132
Orica Ltd	981	12
Playside Studios Ltd *	154,041	64
Pro Medicus Ltd	4,373	447
Qube Holdings Ltd	22,532	59
Red 5 Ltd *	153,367	35
Reece Ltd	3,235	60
Regis Healthcare Ltd	11,886	41
Rio Tinto Ltd	14,000	1,060
Service Stream Ltd	100,207	100
Sigma Healthcare Ltd	35,418	30
SKS Technologies Group Ltd	19,139	19
Tuas Ltd *	18,094	53
Universal Store Holdings Ltd	12,770	60
Veem Ltd	28,990	33
Vysarn Ltd *	42,249	12
Westpac Banking Corp	3,649	77
XRF Scientific Ltd	8,970	9
		4,712

Austria — 0.1%
CA Immobilien Anlagen AG	919	32
Fabasoft AG	1,487	26
Porr Ag	2,068	31
Raiffeisen Bank International AG	132	3
Strabag SE	389	17
		109

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Belgium — 0.5%
Colruyt Group N.V	617	$32
Jensen-Group NV	447	22
KBC Group NV	2,718	212
Lotus Bakeries NV	3	38
Syensqo SA	6,861	565
		869

Brazil — 2.1%
Allied Tecnologia SA	7,600	10
Banco BTG Pactual SA	9,500	60
Banco do Brasil SA	193,794	961
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,600	60
Cia De Sanena Do Parana	7,200	36
Dexxos Participacoes SA	6,900	12
Gerdau SA ADR	2,578	8
NU Holdings Ltd/Cayman Islands, Cl A *	7,035	105
Pagseguro Digital Ltd, Cl A *	2,516	28
Petroleo Brasileiro SA ADR	22,349	340
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)	26,300	29
Telefonica Brasil SA	135,000	1,239
TOTVS SA	81,600	431
Ultrapar Participacoes SA	7,800	32
Wheaton Precious Metals Corp	878	54
		3,405

Burkina Faso — 0.0%
IAMGOLD Corp *	7,487	37

Canada — 5.0%
ADENTRA Inc	3,033	92
Agnico Eagle Mines Limited/Mines Agnico Eagle Limitee	3,002	245
Alamos Gold Inc, Cl A	5,139	99
Atco Ltd/Canada, Cl I	1,512	51
Athabasca Oil Corp *	38,290	154
Barrick Gold Corp	61,112	1,234
Black Diamond Group Ltd	2,900	21
Brookfield Corp, Cl A	2,317	117
Canadian Imperial Bank of Commerce	10,097	590
Cargojet Inc	381	38
CCL Industries Inc, Cl B	1,542	88
Celestica Inc *	3,665	187
Centerra Gold Inc	26,691	189
CES Energy Solutions Corp	5,470	32
Constellation Software (A)	66	–
Constellation Software Inc/Canada	50	163
Coveo Solutions Inc *	4,600	22
D2L Inc *	11,129	107
Dexterra Group Inc	6,500	30
Dollarama Inc	11,500	1,165
Dorel Industries Inc, Cl B *	9,000	44
Dynacor Group Inc	12,380	46

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Element Fleet Management Corp	4,101	$85
Enghouse Systems Ltd	500	11
Ensign Energy Services Inc *	17,287	32
Extendicare Inc, Cl Trust Units	6,100	39
Firan Technology Group Corp *	2,400	11
Fortuna Mining Corp *	17,829	82
Great-West Lifeco Inc	4,015	132
Hammond Power Solutions Inc, Cl A	199	19
Hemisphere Energy Corp	35,000	47
High Liner Foods Inc	3,000	30
Hudbay Minerals Inc	4,474	37
Hydro One Ltd	1,086	37
iA Financial Corp Inc	1,718	132
InPlay Oil Corp, Cl Common Subs. Receipt	5,300	9
Intact Financial Corp	188	35
K-Bro Linen Inc	400	11
Keyera Corp	1,356	41
Kinross Gold Corp	10,723	97
KITS Eyecare Ltd *	4,400	36
Lassonde Industries Inc, Cl Common Subs. Receipt	700	90
Lucero Energy Corp *	226,000	87
Magellan Aerospace Corp	1,500	11
Manulife Financial Corp	9,527	263
Martinrea International Inc	2,400	21
Melcor Developments Ltd	2,800	26
National Bank of Canada	1,304	120
Neo Performance Materials Inc	9,400	58
Paramount Resources Ltd, Cl A	700	14
Pembina Pipeline Corp	1,993	80
PHX Energy Services Corp	12,429	91
Polaris Renewable Energy Inc	1,600	14
RB Global Inc	377	32
Reitmans Canada Ltd, Cl A *	11,814	22
Rubellite Energy Inc *	8,700	16
Secure Energy Services Inc	3,527	33
Shopify Inc, Cl A *	651	48
Softchoice Corp	5,400	82
Sprott Inc	3,000	122
Stella-Jones Inc	935	64
TC Energy Corp	2,382	110
Thinkific Labs Inc *	25,200	59
Thomson Reuters Corp	1,333	228
Toromont Industries Ltd	6,597	591
Toronto-Dominion Bank/The	1,991	119
Total Energy Services Inc	7,500	53
TransAlta Corp	4,420	39
Westaim Corp/The *	14,449	42
		8,172

Chile — 0.0%
Banco de Chile	601,201	76

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China — 3.6%
Agricultural Bank of China Ltd, Cl H	778,000	$344
Alibaba Group Holding Ltd ADR	787	66
Aluminum Corp of China Ltd, Cl H *	52,000	33
Anker Innovations Technology Co Ltd, Cl A *	3,510	31
ANTA Sports Products Ltd	5,000	49
Anton Oilfield Services Group/Hong Kong	492,000	33
APT Medical Inc, Cl A	630	31
Autohome Inc, Cl A	1,500	9
Baidu Inc, Cl A *	3,200	34
Beijing Roborock Technology Co Ltd, Cl A	984	31
Best Pacific International Holdings Ltd	118,000	38
Bilibili Inc, Cl Z *	1,800	26
Bosideng International Holdings Ltd	60,000	29
BYD Co Ltd, Cl H	1,000	31
BYD Electronic International Co Ltd	7,500	28
Capital Securities Co Ltd, Cl A	11,800	32
CGN Power Co Ltd, Cl H	148,000	60
China Boqi Environmental Holding Co Ltd	121,000	11
China Coal Energy Co Ltd, Cl H	79,000	94
China Construction Bank Corp, Cl H *	1,509,000	1,068
COSCO SHIPPING Holdings Co Ltd, Cl H	21,500	30
Dong-E-E-Jiao Co Ltd, Cl A	5,600	39
Eastroc Beverage Group Co Ltd, Cl A *	2,700	87
E-Star Commercial Management Co Ltd	262,000	39
Homeland Interactive Technology Ltd	54,000	8
HUTCHMED China Ltd *	8,000	28
Industrial & Commercial Bank of China Ltd, Cl H *	158,000	91
Inner Mongolia Furui Medical Science Co Ltd, Cl A *	6,200	37
Inner Mongolia Xingye Silver&Tin Mining Co Ltd, Cl A	20,600	34
Innovent Biologics Inc *	5,000	27
JD.com Inc, Cl A	2,200	30
JOYY Inc ADR	1,562	54
Ju Teng International Holdings Ltd *	59,000	12
Kuaishou Technology, Cl B *	45,700	236
Kweichow Moutai Co Ltd, Cl A	400	81
Launch Tech Co Ltd, Cl H	77,500	50
Lenovo Group Ltd	286,000	352
LexinFintech Holdings Ltd ADR	4,723	8
Linmon Media Ltd	36,500	19
Luzhou Laojiao Co Ltd, Cl A	1,600	27
Meituan, Cl B *	4,500	68
Midea Group Co Ltd, Cl A	3,200	29
Natural Food International Holding Ltd	296,000	17
NetEase Inc	1,200	20
New Hope Service Holdings Ltd	73,000	17
New Oriental Education & Technology Group Inc ADR *	344	21
Nongfu Spring Co Ltd, Cl H	15,600	57
PDD Holdings Inc ADR *	3,415	328

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qifu Technology Inc ADR	426	$11
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	5,494	38
Shenguan Holdings Group Ltd	1,030,572	37
Shenyang Xingqi Pharmaceutical Co Ltd, Cl A *	2,700	33
Shenzhen SC New Energy Technology Corp, Cl A	2,700	18
SITC International Holdings Co Ltd	12,000	28
Tencent Holdings Ltd	20,700	1,014
Tencent Music Entertainment Group ADR	9,551	100
Tianjin Development Holdings Ltd	39,427	9
TK Group Holdings Ltd	26,374	6
Tongdao Liepin Group *	38,600	10
Tonghua Golden-Horse Pharmaceutical Industry Co Ltd, Cl A *	19,200	43
Trip.com Group Ltd *	850	40
Vesync Co Ltd	63,486	35
Vipshop Holdings Ltd ADR	18,107	227
X Financial ADR	3,785	19
Xiaomi Corp, Cl B *	40,000	100
Xin Point Holdings Ltd	31,000	14
Xinfengming Group Co Ltd, Cl A	23,099	35
Xingye Alloy Materials Group Ltd *	57,569	7
Yangzijiang Shipbuilding Holdings Ltd	45,900	88
Zhejiang Akcome New Energy Technology Co Ltd *	92,600	5
Zhejiang Wanfeng Auto Wheel Co Ltd, Cl A	23,200	44
Zhongzhi Pharmaceutical Holdings Ltd	69,000	8
		5,893

Colombia — 0.0%
Aris Mining Corp *	9,000	41

Denmark — 3.1%
ALK-Abello A/S *	1,663	44
AP Moller - Maersk A/S, Cl B	927	1,385
Coloplast A/S, Cl B	4,381	598
Genmab A/S *	88	24
MT Hoejgaard Holding A/S *	349	11
NKT A/S *	326	31
Novo Nordisk A/S ADR	238	33
Novo Nordisk A/S, Cl B	12,986	1,808
Novonesis (Novozymes) B, Cl B	489	34
Pandora A/S	4,124	723
ROCKWOOL A/S, Cl A	943	406
ROCKWOOL A/S, Cl B	129	56
Svitzer Group A/S *	54	2
		5,155

Finland — 1.1%
Cargotec Oyj, Cl B	351	19
Consti Oyj	934	11
Kemira Oyj	1,344	33
Nokia Oyj	350,000	1,541

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nordea Bank Abp	7,475	$88
Raisio Oyj, Cl V	12,679	31
Wartsila OYJ Abp, Cl B	2,143	47
		1,770

France — 4.8%
BNP Paribas SA	4,846	336
Caisse Regionale de Credit Agricole Mutuel Nord de France	716	10
Carrefour SA	75,000	1,210
Cie de Saint-Gobain SA	1,292	113
Danone SA	18,000	1,251
Dassault Aviation SA	6,000	1,294
Dassault Systemes SE	174	7
Legrand SA	5,616	629
LVMH Moet Hennessy Louis Vuitton SE	1,162	867
Pernod Ricard SA	3,507	500
Publicis Groupe SA	1,136	125
Quadient SA	4	–
Societe BIC SA	15,887	1,076
SPIE SA	438	18
Sword Group	634	23
Vente-Unique.Com SA	674	10
Veolia Environnement SA	9,572	317
VIEL & Cie SA	2,019	23
		7,809

Germany — 4.8%
adidas AG	666	171
AlzChem Group AG	1,715	92
Bastei Luebbe AG	2,568	28
Bayer AG	40,000	1,234
Cewe Stiftung & Co KGAA	400	45
Continental AG	19,311	1,306
Covestro AG	14,000	858
CTS Eventim AG & Co KGaA	372	35
Deutsche Bank AG	11,630	190
Deutsche Boerse AG	310	70
DWS Group GmbH & Co KGaA	1,207	47
E.ON SE	6,535	93
Evonik Industries AG	3,315	73
Heidelberg Materials AG	2,278	241
Knorr-Bremse AG	937	77
KSB SE & Co KGaA	47	33
MBB SE	719	82
Mercedes-Benz Group AG	15,228	1,051
Merck KGaA	439	85
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	555	301
Platform Group AG *	735	7
Rational AG	26	26
Rheinmetall AG	103	62
SAP SE	5,066	1,109
Scout24 SE	7,192	550

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SUSS MicroTec SE	984	$63
Traton SE	1,012	33
		7,962

Greece — 0.1%
Eurobank Ergasias Services and Holdings SA	11,925	27
National Bank of Greece SA	5,253	46
Piraeus Port Authority SA	1,814	54
StealthGas Inc *	1,351	8
		135

Guatemala — 0.0%
Millicom International Cellular SA *	1,323	34

Hong Kong — 3.3%
AIA Group Ltd	215,000	1,528
Ajisen China Holdings Ltd	417,000	47
Analogue Holdings Ltd	39,789	5
Build King Holdings Ltd	25,302	3
Dream International Ltd	90,000	48
Hang Seng Bank Ltd	4,700	57
Hong Kong Exchanges & Clearing Ltd	17,200	530
Jacobson Pharma Corp Ltd	126,000	10
Johnson Electric Holdings Ltd	16,001	22
Lee's Pharmaceutical Holdings Ltd	118,220	19
LH GROUP LTD	56,000	3
Midland Holdings Ltd *	445,994	41
Nameson Holdings Ltd	448,000	39
New Times Corp Ltd *	578,000	4
PAX Global Technology Ltd	137,000	80
Perennial Energy Holdings Ltd	374,436	55
Plover Bay Technologies Ltd	152,000	76
Sitoy Group Holdings Ltd	322,000	22
Smart-Core Holdings Ltd	134,000	21
Solargiga Energy Holdings Ltd *	260,000	3
Stella International Holdings Ltd	34,500	65
Sundart Holdings Ltd *	274,000	13
Swire Pacific Ltd, Cl A	135,500	1,150
Techtronic Industries Co Ltd	15,500	209
Texwinca Holdings Ltd	629,257	71
Tian An China Investment Co Ltd	14,000	7
Time Watch Investments Ltd	263,233	14
VTech Holdings Ltd	195,000	1,267
YTO International Express & Supply Chain Technology Ltd	132,000	20
		5,429

Hungary — 0.1%
AutoWallis Nyrt *	32,362	13
MOL Hungarian Oil & Gas PLC	6,055	46
OTP Bank Nyrt	712	37
		96

India — 2.5%
ABB India Ltd	342	32

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Adani Power Ltd *	5,469	$41
Alkem Laboratories Ltd	421	31
Aurobindo Pharma Ltd	3,356	63
Authum Investment & Infrastucture Ltd *	1,308	26
Bajaj Auto Ltd	344	45
Bengal & Assam Co Ltd	346	41
Bharat Petroleum Corp Ltd	22,302	95
Bharti Airtel Ltd	1,859	35
CG Power & Industrial Solutions Ltd	4,244	35
Coal India Ltd	103,581	648
Colgate-Palmolive India Ltd	4,386	190
DB Corp Ltd	63,687	255
Dr Reddy's Laboratories Ltd	1,938	163
Eco Recycling Ltd *	4,660	58
Forbes & Co Ltd *	242	2
Forbes Precision Tools & Machicne Parts	2,152	9
Great Eastern Shipping Co Ltd/The	2,091	33
Gulf Oil Lubricants India Ltd	16,249	274
HDFC Bank Ltd ADR	12,948	791
Hindustan Aeronautics Ltd	4,757	265
ICICI Bank Ltd	9,572	140
IIFL Securities Ltd	43,051	142
Indraprastha Medical Corp Ltd	15,048	71
Infosys Ltd	1,830	42
InterGlobe Aviation Ltd *	552	32
J Kumar Infraprojects Ltd	3,373	34
Kotak Mahindra Bank Ltd	3,242	69
Larsen & Toubro Ltd	724	32
Mahindra & Mahindra Ltd	888	30
MakeMyTrip Ltd *	519	50
Oil India Ltd	14,118	125
State Bank of India	4,903	48
Trent Ltd	792	68
United Spirits Ltd	2,089	37
UNO Minda Ltd	2,748	39
		4,091

Indonesia — 0.5%
Adira Dinamika Multi Finance Tbk PT	28,800	21
Akasha Wira International Tbk PT *	24,200	15
Asahimas Flat Glass Tbk PT	33,200	10
Asuransi Tugu Pratama Indonesia Tbk PT	709,700	52
Bank Central Asia Tbk PT	87,700	59
Bank OCBC Nisp Tbk PT	220,300	19
Baramulti Suksessarana Tbk PT	60,207	19
Barito Pacific Tbk PT	387,719	29
BISI International Tbk PT	370,703	37
Chandra Asri Pacific Tbk PT	83,500	54
Cisadane Sawit Raya Tbk PT	355,055	16
Elnusa Tbk PT	4,519,600	140
Golden Energy Mines Tbk PT	42,600	38
IMC Pelita Logistik TBK PT	761,997	21
Japfa Comfeed Indonesia Tbk PT *	551,583	57
Jasa Armada Indonesia Tbk PT	995,800	17

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jasuindo Tiga Perkasa Tbk	1,130,200	$20
Malindo Feedmill Tbk PT *	474,100	25
Mitrabahtera Segara Sejati Tbk PT *	337,947	22
Mitrabara Adiperdana Tbk PT	34,214	8
Ramayana Lestari Sentosa Tbk PT	336,300	9
Resource Alam Indonesia Tbk PT	633,307	27
Salim Ivomas Pratama Tbk PT	184,952	5
Samudera Indonesia Tbk PT	616,066	14
Soechi Lines Tbk PT *	3,302,800	38
Sunindo Pratama Tbk PT	195,800	10
Uni-Charm Indonesia Tbk PT	168,400	11
		793

Ireland — 1.3%
Accenture PLC, Cl A	2,574	880
AerCap Holdings NV	607	59
AIB Group PLC	198,592	1,197
		2,136

Israel — 1.5%
Camtek Ltd/Israel	603	55
Check Point Software Technologies Ltd *	8,879	1,709
Nice Ltd ADR *	810	141
Nova Ltd *	252	56
Teva Pharmaceutical Industries Ltd ADR *	2,025	38
Wix.com Ltd *	3,263	544
		2,543

Italy — 1.9%
A2A SpA	20,230	46
Banca Popolare di Sondrio SPA	4,748	37
BPER Banca SPA	8,380	47
Brunello Cucinelli SpA	611	60
Enel SpA	44,669	339
Ferrari NV	244	121
Intesa Sanpaolo SpA	259,681	1,082
Leonardo SpA	13,274	337
Maire SpA	7,444	65
Powersoft SpA	4,500	73
PRADA SpA	4,100	29
UniCredit SpA	21,456	888
		3,124

Japan — 11.3%
ABC-Mart Inc	2,300	47
Ad-sol Nissin Corp	1,200	15
Ainavo Holdings Co Ltd	1,875	17
AlphaPolis Co Ltd *	900	15
Anest Iwata Corp	5,800	50
Asics Corp	1,900	38
Atled Corp	1,100	12
Avant Group Corp	2,400	30
Brother Industries Ltd	71,300	1,322
Business Brain Showa-Ota Inc	3,300	44
Capcom Co Ltd	492	11
Central Japan Railway Co	8,100	188

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chugai Pharmaceutical Co Ltd	1,100	$56
CyberAgent Inc	3,700	26
Dai-ichi Life Holdings Inc	7,100	204
Daiichi Sankyo Co Ltd	3,800	159
Daiwa Securities Group Inc	19,300	142
Dentsu Group Inc	42,300	1,301
Digital Arts Inc	200	6
East Japan Railway Co	9,100	175
Ebase Co Ltd	2,300	10
en Japan Inc	1,400	24
ENEOS Holdings Inc	12,800	69
Enshu Truck Co Ltd	600	10
F&M Co Ltd	800	9
Fast Retailing Co Ltd	400	128
Freund Corp	1,700	9
FTGroup Co Ltd	5,200	43
Fuji Furukawa Engineering & Construction Co Ltd	400	17
Fujii Sangyo Corp	600	10
Fujikura Ltd	1,500	43
Fujitsu Ltd	33,740	620
Furuno Electric Co Ltd	1,300	16
Fuso Pharmaceutical Industries Ltd	1,000	16
Goldwin Inc	500	31
Hirose Electric Co Ltd	300	39
Hirose Tusyo Inc	900	25
Hitachi Ltd	2,500	61
Hokkaido Gas Co Ltd	1,000	22
Hokuriku Gas Co Ltd	200	5
Hoya Corp	5,100	721
Ichikoh Industries Ltd	4,500	14
Idemitsu Kosan Co Ltd	10,300	75
INFRONEER Holdings Inc	3,600	30
Inpex Corp	2,000	30
Invincible Investment Corp ‡	196	87
Japan Living Warranty Inc	500	10
Jeol Ltd	300	14
JFE Systems Inc	500	10
Kamakura Shinsho Ltd	2,200	6
Kanefusa Corp	2,300	12
KDDI Corp	3,200	108
Keio Corp	2,200	54
Keisei Electric Railway Co Ltd	1,300	41
Kewpie Corp	2,800	72
Keyence Corp	1,400	669
Kikkoman Corp	2,300	26
Kimura Unity Co Ltd	2,700	29
Kita-Nippon Bank Ltd/The	1,200	21
Kobe Bussan Co Ltd	1,200	35
Koito Manufacturing Co Ltd	80,000	1,177
KOZO KEIKAKU ENGINEERING HOLDINGS Inc	300	8
Kubota Corp	8,100	113
Kuraray Co Ltd	1,300	17

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kyoritsu Maintenance Co Ltd	2,200	$36
Kyowa Electronic Instruments Co Ltd	9,800	28
Loginet Japan Co Ltd	500	10
M3 Inc	43,000	416
Matching Service Japan Co Ltd	2,300	17
Mazda Motor Corp	6,600	55
Mitsubishi Corp	600	12
Mitsui & Co Ltd	2,800	60
Mizuho Financial Group Inc	1,600	33
MS&AD Insurance Group Holdings Inc	11,400	262
Murakami Corp	2,200	68
Murata Manufacturing Co Ltd	1,500	31
Nagoya Railroad Co Ltd	2,300	28
NEC Corp	400	35
NEOJAPAN Inc	3,400	43
Nicca Chemical Co Ltd	1,500	13
Nice Corp	1,700	22
Nichirei Corp	3,900	117
NIDEC CORP	1,200	49
Nihon Trim Co Ltd	1,000	26
Nikon Corp	108,700	1,164
Nippi Inc	200	8
Nippon Sanso Holdings Corp	1,000	34
Nippon Yusen KK	1,000	36
Nissan Motor Co Ltd	3,000	9
Nissan Tokyo Sales Holdings Co Ltd	16,600	55
Nissui Corp	7,100	45
NJS Co Ltd	1,900	50
Nomura Research Institute Ltd	1,200	41
OBIC Business Consultants Co Ltd	1,800	88
Obic Co Ltd	1,300	226
Ochi Holdings Co Ltd	1,200	12
OIE Sangyo Co Ltd	700	10
Onamba Co Ltd	1,900	16
Optim Corp *	4,600	20
Oracle Corp Japan	900	81
Oro Co Ltd	4,200	65
Otsuka Corp	3,400	81
Otsuka Holdings Co Ltd	1,800	106
Persol Holdings Co Ltd	5,000	10
PR Times Corp *	3,000	35
Recruit Holdings Co Ltd	14,800	920
Resonac Holdings Corp	1,300	32
Riken Technos Corp	9,200	65
Sakata INX Corp	3,100	36
Sanwa Holdings Corp	5,100	116
Sapporo Holdings Ltd	600	30
SCREEN Holdings Co Ltd	2,400	180
SCSK Corp	4,100	82
Sekisui House Ltd	1,900	49
Sekisui Kasei Co Ltd	6,800	20
Shimano Inc	1,800	339
Shimojima Co Ltd	4,200	37

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Skylark Holdings Co Ltd	900	$14
SMK Corp	500	8
SMS Co Ltd	34,100	514
Sompo Holdings Inc	600	14
Sugi Holdings Co Ltd	3,500	61
Sumitomo Electric Industries Ltd	2,900	48
System Support Inc	1,100	15
T&D Holdings Inc	3,500	59
Takashimaya Co Ltd	12,800	98
Tayca Corp	34	–
Terumo Corp	7,600	140
TIS Inc	6,400	160
Toei Animation Co Ltd	19,100	410
Toell Co Ltd	2,500	14
Toho Holdings Co Ltd	1,600	53
Tohoku Electric Power Co Inc	3,300	30
Tokio Marine Holdings Inc	2,400	91
Tokyo Electron Ltd	1,500	266
Tokyu Fudosan Holdings Corp	20,700	148
Tonami Holdings Co Ltd	600	26
Towa Bank Ltd/The	10,000	43
Toyo Suisan Kaisha Ltd	1,300	81
Toyokumo Inc	1,200	17
Toyota Motor Corp	13,200	250
Toyota Tsusho Corp	1,200	23
Trend Micro Inc/Japan	5,700	342
Trinity Industrial Corp	3,700	27
Tsubakimoto Kogyo Co Ltd	2,100	27
TYK Corp/Tokyo	6,200	18
UBE Corp	1,600	29
Ubicom Holdings Inc	1,600	15
USS Co Ltd	3,400	31
Wacom Co Ltd	4,000	19
Wadakohsan Corp	1,800	17
Yamaha Corp	60,000	1,441
Yamaha Motor Co Ltd	4,600	40
Yokogawa Electric Corp	3,800	107
ZIGExN Co Ltd	3,100	12
		18,611

Luxembourg — 0.7%
Birkenstock Holding Plc *	1,341	67
SES SA, Cl A *	210,000	1,132
		1,199

Macao — 0.7%
MGM China Holdings Ltd	19,200	26
Sands China Ltd *	600,000	1,095
Wynn Macau Ltd	26,000	18
		1,139

Malaysia — 1.0%
Aeon Co M Bhd	314,800	105
Allianz Malaysia Bhd	13,700	65
Amway Malaysia Holdings Bhd	16,000	25

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bursa Malaysia Bhd	15,200	$33
CB Industrial Product Holding Bhd	160,100	50
CCK Consolidated Holdings BHD	357,700	139
Chin Well Holdings BHD	93,700	22
CIMB Group Holdings Bhd	33,000	63
Dayang Enterprise Holdings Bhd	211,000	127
Deleum Bhd	201,400	67
Dialog Group Bhd	163,300	89
Favelle Favco Bhd	25,000	11
Gas Malaysia Bhd	75,400	64
Innoprise Plantations BHD	53,500	19
Kawan Food Bhd	105,800	41
Keck Seng Malaysia Bhd	10,500	14
Kim Loong Resources Bhd	164,100	91
LBS Bina Group Bhd	186,900	27
Mah Sing Group Bhd	301,700	114
Malayan Flour Mills Bhd	200,400	34
MISC Bhd	38,200	74
MKH Bhd	99,700	30
MKH Oil Palm East Kalimantan Bhd	14,243	2
MNRB Holdings Bhd	24,400	12
My EG Services Bhd	135,300	28
Mynews Holdings Bhd	94,700	13
Oriental Food Industries Holdings BHD	38,100	15
Panasonic Manufacturing Malaysia BHD	20,000	93
Paramount Corp Bhd	95,200	24
Petra Energy Bhd	53,700	18
Petron Malaysia Refining & Marketing Bhd	32,400	33
Sunway Bhd	38,000	36
Tambun Indah Land Bhd	93,800	21
YTL Power International Bhd	75,900	68
		1,667

Mexico — 0.1%
Grupo Comercial Chedraui SA de CV	3,900	30
Southern Copper Corp	1,045	106
		136

Netherlands — 3.4%
ABN AMRO Bank NV	16,981	291
Argenx SE ADR *	76	39
ASM International NV	39	26
ASML Holding NV	840	755
Flow Traders Ltd	70,000	1,353
Fugro NV	1,548	39
IMCD NV	3,407	557
ING Groep NV	37,073	673
Koninklijke BAM Groep NV	7,256	30
Koninklijke KPN NV	60,830	249
Koninklijke Vopak NV	995	46
NN Group NV	5,320	261
Universal Music Group NV	21,258	556
Wolters Kluwer NV	3,795	648
		5,523

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New Zealand — 0.1%
Briscoe Group Ltd	10,569	$29
Eroad Ltd *	13,692	11
Meridian Energy Ltd	8,463	34
Steel & Tube Holdings Ltd	43,347	27
		101

Norway — 0.6%
AutoStore Holdings Ltd *	96,946	103
Elopak ASA	24,387	99
Gjensidige Forsikring ASA	27,008	479
Kongsberg Gruppen ASA	806	85
Odfjell SE, Cl A	4,342	61
Reach Subsea ASA	55,919	41
Selvaag Bolig ASA	4,132	14
Wallenius Wilhelmsen ASA, Cl B	3,671	38
Wilh Wilhelmsen Holding ASA, Cl B	1,027	39
		959

Philippines — 0.0%
Delta Djakarta Tbk PT	34,500	5
San Miguel Food and Beverage Inc	15,780	15
SM Investments Corp	2,090	33
		53

Poland — 0.4%
AB SA	3,132	79
Alior Bank SA	1,500	40
Amica SA	721	12
Arctic Paper SA	13,089	69
Bank Polska Kasa Opieki SA	862	35
Budimex SA	178	28
Comp SA *	524	16
Grupa Kety SA	94	19
Powszechna Kasa Oszczednosci Bank Polski SA	7,567	113
Rainbow Tours SA	4,113	113
Stalprodukt SA *	672	41
Sygnity *	550	9
Toya SA *	24,097	48
VRG SA	2,427	2
		624

Portugal — 0.0%
Banco Comercial Portugues SA, Cl R	46,746	21

Qatar — 0.3%
Ooredoo QPSC	146,969	445

Russia — 0.0%
Exillon Energy PLC *	4,819	–

Saudi Arabia — 0.1%
Co for Cooperative Insurance/The	2,151	91
Saudi Chemical Co Holding	18,901	60
		151

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Singapore — 0.7%
Boustead Singapore Ltd	35,165	$27
BRC Asia Ltd	77,500	135
Centurion Corp Ltd	101,500	56
China Aviation Oil Singapore Corp Ltd	18,900	13
Credit Bureau Asia Ltd	23,400	16
DBS Group Holdings Ltd	9,110	254
Grab Holdings Ltd, Cl A *	8,597	28
HRnetgroup Ltd	29,400	16
IGG Inc *	62,000	26
Japfa Ltd	168,800	45
Keppel DC REIT ‡	45,500	74
OM Holdings Ltd	93,414	24
Oversea-Chinese Banking Corp Ltd	11,000	123
Pacific Century Regional Developments Ltd	23,100	6
Sea Ltd ADR *	718	56
Sing Investments & Finance Ltd	32,550	25
Singapore Airlines Ltd	12,200	59
Singapore Exchange Ltd	6,000	50
Singapore Telecommunications Ltd	18,400	44
Wee Hur Holdings Ltd	145,700	25
		1,102

South Africa — 2.2%
Altron Ltd, Cl A	6,201	6
Anglo American PLC	43,000	1,255
Capitec Bank Holdings Ltd	206	34
Clicks Group Ltd	46,621	981
Combined Motor Holdings Ltd	8,771	17
Karooooo Ltd	688	26
Premier Group Ltd	3,801	16
Tiger Brands Ltd	100,000	1,327
		3,662

South Korea — 4.2%
Celltrion Inc	202	31
CROWNHAITAI Holdings Co Ltd	4,330	19
Dongwon F&B Co Ltd	4,550	115
Eusu Holdings Co Ltd	11,089	44
Hana Financial Group Inc	5,877	272
Hanmi Semiconductor Co Ltd	422	36
Hansol Holdings Co Ltd	7,879	15
HD Hyundai Electric Co Ltd	157	36
Heungkuk Fire & Marine Insurance Co Ltd *	3,930	11
HLB Inc *	640	43
Hyundai Motor Co	256	49
KB Financial Group Inc	406	26
Kia Corp	1,244	99
KT&G Corp	17,000	1,377
Kukbo Design Co Ltd	1,270	16
LG Corp	20,000	1,186
LG H&H Co Ltd	4,905	1,302
LigaChem Biosciences Inc *	646	47
Maeil Holdings Co Ltd	9,522	60

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MegaStudy Co Ltd	4,696	$40
Miwon Chemicals Co Ltd	184	11
Muhak Co Ltd	5,967	27
Multicampus Co Ltd	1,160	26
NICE Holdings Co Ltd	2,655	22
Samsung Electronics Co Ltd	25,115	1,397
SeAH Holdings Corp	33	2
SGC E&C Co Ltd	907	11
Shinhan Financial Group Co Ltd	3,434	144
Shinsegae Food Co Ltd	626	17
SK Hynix Inc	947	123
SNT Holdings Co Ltd	1,440	24
WiSoL Co Ltd	5,409	26
Woori Financial Group Inc	14,675	176
		6,830

Spain — 1.6%
ACS Actividades de Construccion y Servicios SA	929	42
Banco Santander SA	87,232	434
Bankinter SA	3,477	31
CaixaBank SA	22,744	138
Grupo Empresarial San Jose SA	10,474	50
Iberdrola SA	10,096	143
Industria de Diseno Textil SA	30,282	1,642
Naturgy Energy Group SA *	4,206	107
		2,587

Sweden — 1.9%
AAK AB	2,207	68
Alfa Laval AB	919	41
Arla Plast AB	2,194	11
Assa Abloy AB, Cl B	24,602	795
Atlas Copco AB, Cl A	13,501	245
Castellum AB	1,638	23
Enea AB *	2,484	22
Fastighets AB Balder, Cl B *	9,409	74
FM Mattsson AB, Cl B	67	–
Hexagon AB, Cl B	47,313	485
ITAB Shop Concept AB	55,846	146
Mycronic AB	972	36
Prevas AB, Cl B	1,124	15
Proact IT Group AB	4,524	69
Skandinaviska Enskilda Banken AB, Cl A	5,837	90
Skanska AB, Cl B	3,667	74
Telefonaktiebolaget LM Ericsson ADR	46,769	349
Trelleborg AB, Cl B	809	32
Volvo AB, Cl B	20,977	558
		3,133

Switzerland — 4.6%
ABB Ltd	22,078	1,265
Accelleron Industries AG	1,498	78
Belimo Holding AG	118	79
Cicor Technologies Ltd	331	20

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Givaudan SA	88	$452
Klingelnberg AG	428	8
Logitech International SA	8,673	785
Mikron Holding AG	1,086	24
Novartis AG	3,882	467
On Holding AG, Cl A *	721	34
Partners Group Holding AG	702	1,010
Phoenix Mecano AG	35	18
Sandoz Group AG	131	6
Schindler Holding AG	389	108
Sika AG	1,802	578
Swatch Group AG/The	5,400	1,132
Swissquote Group Holding SA	180	64
UBS Group AG	27,147	831
VAT Group AG	1,173	605
Ypsomed Holding AG	74	36
		7,600

Taiwan — 4.3%
104 Corp	9,000	65
Asia Tech Image Inc	43,000	111
ASROCK Inc	5,000	32
Asustek Computer Inc	35,000	588
Chicony Electronics Co Ltd	7,000	35
Compal Electronics Inc	18,000	19
CviLux Corp	37,000	78
Ennoconn Corp	14,000	130
Eva Airways Corp	33,000	36
Evergreen Marine Corp Taiwan Ltd	20,200	119
Everlight Electronics Co Ltd	30,000	74
Far EasTone Telecommunications Co Ltd	67,000	190
Fortune Electric Co Ltd	2,200	46
General Plastic Industrial Co Ltd	34,000	39
Genesis Technology Inc/Taiwan	1,001	2
Global Lighting Technologies Inc	11,000	21
Goldsun Building Materials Co Ltd	28,000	48
Hon Hai Precision Industry Co Ltd	16,000	92
IBF Financial Holdings Co Ltd	130,427	64
Insyde Software Corp	21,600	295
International Games System Co Ltd	2,000	49
KGI Financial Holding Co Ltd	105,000	53
Lida Holdings Ltd	13,000	11
Lotes Co Ltd	6,000	287
Makalot Industrial Co Ltd	3,000	36
MediaTek Inc	18,000	698
Novatek Microelectronics Corp	21,000	355
Powertech Technology Inc	8,000	36
Radiant Opto-Electronics Corp	6,000	37
Realtek Semiconductor Corp	23,000	385
Rich Honour International Designs Co Ltd	20,000	52
San Fang Chemical Industry Co Ltd	17,000	18
Shih Her Technologies Inc	15,000	50
Sonix Technology Co Ltd	9,000	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd	50,000	$1,475
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,846	1,004
Tofu Restaurant Co Ltd	6,000	48
Uni-President Enterprises Corp	19,000	49
Univacco Technology Inc	26,000	48
Wah Hong Industrial Corp	22,000	24
Wan Hai Lines Ltd	13,000	34
Well Shin Technology Co Ltd	38,000	84
WT Microelectronics Co Ltd	11,000	41
X-Legend Entertainment Co Ltd	9,000	31
Ya Horng Electronic Co Ltd	11,000	21
Yuen Foong Yu Consumer Products Co Ltd	11,000	17
		7,040

Thailand — 0.2%
Bangkok Dusit Medical Services PCL NVDR	67,300	55
Central Pattana PCL NVDR	20,600	36
Kang Yong Electric PCL	1,100	9
Ladprao General Hospital PCL	22,200	3
Lanna Resources PCL	228,300	117
Lanna Resources PCL NVDR	121,100	62
Precise Corp PCL NVDR	195,200	16
Thai Oil PCL NVDR	1,962	3
Thai Wah PCL NVDR	16,600	2
Thantawan Industry PCL	8,900	7
Valeura Energy Inc *	17,600	67
		377

Türkiye — 0.0%
BIM Birlesik Magazalar AS	1,629	26
Turkcell Iletisim Hizmetleri AS	11,995	34
		60

United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	11,272	39
Abu Dhabi National Insurance Co PSC	6,055	10
ADNOC Drilling Co PJSC	57,649	69
Emaar Properties PJSC	22,199	51
Emirates NBD Bank PJSC	31,212	167
Orascom Construction PLC	15,067	81
		417

United Kingdom — 8.6%
Barclays PLC	470,000	1,422
Barclays PLC ADR	37,845	461
Burberry Group PLC	122,000	1,073
Centrica PLC	14,532	25
Costain Group PLC	104,879	143
Diageo PLC	20,416	667
Diploma PLC	8,715	514
Halma PLC	29,808	1,026
Hargreaves Services PLC	5,863	45
Imperial Brands PLC	55,000	1,580
Investec PLC	72,074	550

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ITV PLC	1,333,564	$1,406
London Stock Exchange Group PLC	7,333	990
Mears Group PLC	59,243	297
Morgan Sindall Group PLC	2,919	115
NatWest Group PLC	76,682	350
Norcros PLC	9,930	30
Odfjell Technology Ltd	8,162	42
Reckitt Benckiser Group PLC	23,000	1,324
RELX PLC	19,558	910
Severfield PLC	54,302	59
Tatton Asset Management PLC	2,276	21
TORM PLC, Cl A	767	28
WPP PLC	110,000	1,054
XPS Pensions Group PLC	2,585	10
		14,142

United States — 7.8%
Alcon Inc	2,327	226
Aon PLC, Cl A	3,251	1,117
BP PLC	200,000	1,133
BRP Inc	6,189	449
CyberArk Software Ltd *	856	245
Envista Holdings Corp *	70,000	1,278
Experian PLC	17,391	846
Harley-Davidson Inc	30,166	1,129
Holcim AG	264	25
James Hardie Industries PLC *	6,057	226
JBS S/A	10,000	61
Molson Coors Canada Inc, Cl B	600	32
Monday.com Ltd *	834	222
Roche Holding AG	4,362	1,477
Sanofi SA	11,500	1,288
Signify NV	47,833	1,178
Spotify Technology SA *	1,872	642
Titan Cement International SA	1,868	67

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Western Union Co/The	89,464	$1,092
		12,733

Total Common Stock
(Cost $137,260) ($ Thousands)		154,703

PREFERRED STOCK — 1.3%
Brazil — 0.1%
Banco Mercantil do Brasil SA (B)	1,400	9
Cia Energetica de Minas Gerais (B)	25,900	53
Itau Unibanco Holding SA (B)	15,300	99
Petroleo Brasileiro SA (B)	1,700	12
		173

Germany — 1.2%
Henkel AG & Co KGaA (B)	17,096	1,566
Sartorius AG (B)	1,569	433
		1,999

Total Preferred Stock
(Cost $2,169) ($ Thousands)		2,172

EXCHANGE TRADED FUNDS — 0.1%
United States — 0.1%
iShares Core MSCI EAFE ETF	882	68
iShares MSCI Emerging Markets ETF	659	29

Total Exchange Traded Funds
(Cost $97) ($ Thousands)		97

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	4,095,350	4,095
Total Cash Equivalent
(Cost $4,095) ($ Thousands)		4,095
Total Investments in Securities — 98.1%
(Cost $143,621) ($ Thousands)		$161,067

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	20	Sep-2024	$1,068	$1,100	$13
FTSE 100 Index	7	Sep-2024	754	771	9
Hang Seng Index	4	Sep-2024	453	461	8
S&P TSX 60 Index	3	Sep-2024	612	625	6
SPI 200 Index	6	Sep-2024	795	819	15
TOPIX Index	4	Sep-2024	704	746	37
			$4,386	$4,522	$88

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

A list of the open OTC swap agreement held by the Fund at August 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	U.S. Custom Basket of Securities	1 Month + 5.33%	ASSET RETURN	Annually	12/31/2049	USD	(181)	$(112)	$–	$(112)
								$(112)	$–	$(112)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of August 31, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

5,965	NOVARTIS AG	$629	$75	348.1%
475	ASML Holding N.V. New York Registry Shar	500	(82)	276.8
28,800	JAPAN POST HOLDINGS CO LTD	269	5	149.0
6,327	HALMA PLC	219	(6)	121.4
5,880	SHELL PLC	203	1	112.5
1,182	ASTRAZENECA PLC	186	17	103.1
3,785	RELX PLC	171	1	94.8
1,473	LOBLAW COS LTD	167	21	92.6
10,491	ENGIE SA	167	16	92.4
5,700	PAN PACIFIC INTERNATIONAL HOLDINGS CORP	134	8	74.1
2,813	EXPERIAN PLC	132	2	72.9
3,890	IMMOFIN ANLAGE	125	10	69.3
49,666	LONDONMETRIC PROPERTY PLC	122	10	67.4
29,934	NATWEST GROUP PLC	122	14	67.3
20,043	ROLLS-ROYCE HOLDINGS PLC	117	11	65.0
13,236	HSBC HOLDINGS PLC	115	-	63.5
1,143	EURONEXT NV	109	10	60.5
19,109	GLENCORE PLC	108	(8)	59.7
5,293	GSK PLC	107	6	59.5
2,764	3I GROUP PLC	107	7	59.2
896	NEXT PLC	103	16	56.9
131,200	YTL CORPORATION	102	(17)	56.3
4,300	HITACHI LTD	91	13	50.5
23,898	MARKS & SPENCER GROUP PLC	90	16	49.7
641	GTT	86	11	47.7
8,269	VIVENDI	84	6	46.7
2,073	ACCOR SA	83	2	45.9
1,093	COCA-COLA EUROPACIFIC PARTNERS	81	5	45.1
5,552	MEDIOBANCA	81	11	44.9
1,800	KAO CORP	81	-	44.8
777	INTERCONTINENTAL HOTELS GROU	80	(4)	44.4
915	COMPAGNIE DE SAINT GOBAIN	76	3	41.8
1,130	AMUNDI SA	74	9	40.9
37,909	TRITAX BIG BOX REIT PLC	74	6	40.8
14,900	TORAY INDUSTRIES INC	69	6	38.2
307	SAFRAN SA	67	-	37.2
1,277	DIPLOMA PLC	67	6	37.0
1,393	CRITEO SA	66	(1)	36.6
619	PUBLICIS	66	3	36.3
23,904	BARCLAYS PLC	62	9	34.4
1,100	TDK CORP	62	11	34.2
15,709	TESCO PLC	61	10	33.9
2,419	IMPERIAL BRANDS PLC	61	7	33.9
3,279	MONDI PLC	61	2	33.6
242	SCHNEIDER SA	59	2	32.5
4,958	UNITE GROUP PLC/THE	57	5	31.4
1,600	ASAHI GROUP HOLDINGS LTD	57	3	31.4

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

177	ICON PLC	$56	$-	31.0%
5,210	AUTO TRADER GROUP PLC	54	4	30.0
620	KINGSPAN GROUP	54	(1)	29.8
3,343	VISTRY GROUP PLC	52	7	28.5
23,456	SERCO GROUP PLC	50	3	27.8
1,040	COVIVIO	50	7	27.6
639	UNIBAIL-RODAMCO-WESTFIELD	48	2	26.8
1,232	LA FRAN DJ	47	3	26.0
1,592	RUBIS ET CIE	46	4	25.5
1,508	COMPASS GROUP PLC	46	2	25.3
9,595	INTERNATIONAL DISTRIBUTION SER	43	-	23.6
500	SONY GROUP CORP	42	23	23.4
1,000	CHUGAI PHARMACEUTICAL CO LTD	42	8	23.3
18	HERMES INTL	41	2	22.7
2,907	CREDIT AGRICOLE	40	4	22.4
6,040	BABCOCK INTL GROUP PLC	40	-	22.4
1,173	COCA-COLA HBC AG-DI	40	3	22.1
309	IPSEN	40	(5)	22.1
2,143	CARNIVAL ADR	36	(4)	19.7
24,581	CENTAMIN PLC	35	5	19.6
4,763	DARKTRACE PLC	35	1	19.2
1,099	KLEPIERRE	31	2	17.3
966	ASSOCIATED BRITISH FOODS PLC	31	1	17.1
13,369	EMERALD RESOURCES NL	31	5	17.1
4,473	FRESNILLO PLC	31	1	17.1
374	LEG IMMOBILIEN SE	30	6	16.6
18,970	QUILTER PLC	29	5	16.3
1,141	ANTOFAGASTA PLC	29	(4)	16.3
13,970	INTL CONSOLIDATED AIRLINE-DI	29	4	16.2
449	BNP PARIBAS	29	3	15.9
1,933	BIG YELLOW GROUP PLC	29	3	15.9
253	NEXANS	28	4	15.5
5,087	AIB GROUP	27	3	14.8
1,255	BAE SYSTEMS PLC	21	(1)	11.8

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of August 31, 2024:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(2,215)	CGI INC	$(221)	$(24)	(122.5)%
(16,018)	BRAMBLES LTD	(155)	(41)	(85.8)
(14,326)	HEXAGON B	(147)	1	(81.5)
(12,800)	KYOCERA CORP	(147)	(8)	(81.3)
(4,200)	AGC INC	(138)	6	(76.7)
(16,400)	THE CHIBA BANK LTD	(136)	(2)	(75.1)
(1,619)	BK OF MONTREAL	(135)	1	(74.9)
(4,015)	EMERA INC	(133)	(17)	(73.8)
(3,873)	SEVERN TRENT PLC	(125)	(5)	(69.0)
(3,400)	SUNTORY BEVERAGE FOOD LTD	(122)	(1)	(67.8)
(1,025)	SPIRAX GROUP PLC	(110)	9	(61.1)
(8,686)	BURBERRY GROUP PLC	(109)	30	(60.1)
(1,087)	CDN TIRE CP A	(108)	(16)	(59.5)
(933)	CANADIAN NATIONAL RAILWAY	(106)	(3)	(58.9)
(2,157)	ASR NEDERLND AIW	(101)	(5)	(56.2)
(11,700)	RICOH CO LTD	(101)	(19)	(55.7)
(10,758)	KINNEVIK B	(95)	10	(52.3)
(3,900)	TOTO LTD	(91)	(43)	(50.3)
(14,300)	ASAHI KASEI CORP	(90)	(9)	(50.1)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(3,143)	VALMET OYJ	$(87)	$(2)	(47.9)%
(1,951)	QIAGEN NV	(85)	(2)	(47.2)
(1,873)	INTERPUMP GROUP	(82)	1	(45.5)
(5,100)	ELECTRIC POWER DEVELOPMENT CO LTD	(81)	(4)	(44.8)
(21,854)	IGO LTD	(80)	(2)	(44.2)
(423)	BOYD GROUP SERVICES INC	(80)	11	(44.1)
(4,253)	SIG GROUP AG	(79)	(9)	(43.9)
(2,400)	MITSUBISHI LOGISTICS CORP	(78)	(4)	(43.5)
(24,145)	STOCKLAND	(78)	(4)	(43.1)
(1,172)	DCC PLC	(77)	(5)	(42.7)
(16,077)	SCHRODERS PLC	(75)	3	(41.7)
(1,500)	TOKYO SEIMITSU CO LTD	(72)	(12)	(40.0)
(7,600)	SG HOLDINGS CO LTD	(70)	(11)	(39.0)
(5,000)	ROHM CO LTD	(67)	6	(37.2)
(6,500)	VENTURE CORPORATION LTD	(67)	(3)	(36.9)
(1,800)	ZENKOKU HOSHO CO LTD	(65)	(7)	(35.8)
(7,129)	TATE & LYLE PLC	(61)	(3)	(33.6)
(383)	BKW SA	(61)	(10)	(33.5)
(22,000)	WHARF REIC	(58)	(7)	(32.3)
(6,500)	KS HOLDINGS CORP	(58)	(11)	(32.1)
(3,900)	SUMCO CORP	(58)	14	(32.1)
(6,718)	CHARTER HALL GROUP	(57)	(9)	(31.6)
(2,608)	SAPUTO GP	(56)	(1)	(30.9)
(1,900)	NH FOODS LTD	(56)	(14)	(30.9)
(1,948)	YARA INTERNAT	(55)	(1)	(30.2)
(76,708)	FRASERS LOGISTICS AND COMMERCIAL	(54)	(9)	(30.0)
(1,900)	SUMITOMO METAL MINING CO LTD	(54)	1	(29.8)
(54,000)	NEW WORLD DEV	(54)	(1)	(29.7)
(4,900)	HASEKO CORP	(53)	(7)	(29.4)
(50,000)	XINYI GLASS	(52)	8	(28.9)
(1,100)	NIPPON EXPRESS HOLDINGS INC	(52)	(4)	(28.9)
(14,219)	LENDLEASE GROUP	(51)	(14)	(28.4)
(16,174)	ATLAS ARTERIA	(50)	(5)	(27.8)
(7,200)	HAZAMA ANDO CORP	(50)	(6)	(27.6)
(3,800)	USHIO INC	(49)	(4)	(27.2)
(20,667)	METCASH LTD	(49)	(2)	(27.1)
(4,600)	LIXIL CORP	(48)	(5)	(26.8)
(25,465)	TAYLOR WIMPEY PLC	(48)	(5)	(26.6)
(18,014)	SPARK NEW ZEALAND LTD	(47)	7	(26.2)
(228)	SWATCH GROUP I	(47)	-	(26.1)
(968)	HUGO BOSS N	(45)	6	(25.2)
(7,100)	CITIZEN WATCH CO LTD	(45)	-	(25.0)
(3,012)	INDIVIOR PLC	(44)	7	(24.1)
(1,974)	FLUIDRA S.A.	(43)	(5)	(24.0)
(5,571)	HUSQVARNA B	(43)	6	(23.7)
(6,767)	ELEKTA B	(42)	(3)	(23.5)
(7,333)	ALGONQUIN PWR & UTILS CORP	(42)	3	(23.5)
(1,500)	HAMAMATSU PHOTONICS KK	(42)	3	(23.4)
(7,387)	B&M EUROPEAN VALUE RETAIL SA	(42)	-	(23.3)
(614)	FISCHER N	(42)	(6)	(23.2)
(3,000)	ONO PHARMACEUTICAL CO LTD	(41)	(3)	(22.5)
(826)	RANDSTAD NV	(40)	1	(22.3)
(3,221)	TOMRA SYSTEMS	(40)	(9)	(22.2)
(2,713)	SEEK LTD	(40)	(2)	(22.1)
(3,833)	DAVIDE CAMPARI-MILANO NV	(39)	5	(21.7)
(5,930)	SUPERIOR PLUS CORP	(39)	5	(21.6)
(6,108)	RENTOKIL INITIAL PLC	(39)	-	(21.4)
(3,459)	BREMBO N.V.	(38)	(1)	(21.2)
(1,660)	EMPIRE CO CL A	(38)	(8)	(21.2)
(3,679)	INFRASTRUTTURE WIRELESS ITALIANE SPA (IT	(38)	(5)	(21.1)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
				%
(48,600)	SUNTEC REIT	$(38)	$(8)	(21.1)%
(2,600)	JFE HOLDINGS INC	(37)	2	(20.6)
(2,487)	MEDIPAL HOLDINGS CORP	(37)	(6)	(20.5)
(4,779)	PENNON GROUP PLC	(36)	(2)	(20.1)
(1,200)	KONINKLIJKE AHOLD DELHAIZE NV	(36)	(5)	(20.0)
(1,091)	DIAGEO PLC	(36)	-	(19.9)
(855)	PUMA SE	(35)	(1)	(19.6)
(303)	ALTEN	(35)	1	(19.6)
(63)	SWISSCOM N	(35)	(4)	(19.4)
(4,200)	LION CORP	(34)	(9)	(18.8)
(2,277)	UMICORE	(34)	5	(18.8)
(1,400)	HITACHI CONST MACH CO LTD	(34)	-	(18.7)
(37,200)	MAPLETREE PAN ASIA COMMERCIAL	(34)	(5)	(18.6)
(394)	REMY COINTREAU	(34)	1	(18.6)
(203)	BE SEMICOND IND	(33)	8	(18.5)
(599)	FLSMIDTH & CO.	(32)	2	(17.8)
(9,900)	HK LAND HOLDINGS	(32)	(5)	(17.7)
(300)	NITORI HOLDINGS CO LTD	(32)	(12)	(17.6)
(1,762)	KESKO OYJ B	(32)	(4)	(17.5)
(7,960)	ILUKA RESOURCES LTD	(32)	(1)	(17.5)
(2,003)	WH SMITH PLC	(31)	(2)	(17.4)
(115,000)	PACIFIC BASIN	(31)	-	(17.3)
(401)	SYENSQO SA	(31)	(2)	(17.2)
(94)	TECAN HLD N	(31)	(1)	(17.2)
(1,606)	PRAIRIESKY ROYAL	(31)	(2)	(17.1)
(3,336)	WPP PLC	(31)	(1)	(17.1)
(527)	JULIUS BAER N	(31)	-	(17.0)
(970)	ATS CORP	(31)	5	(17.0)
(569)	SYDBANK	(31)	2	(16.9)
(719)	SEADRILL LIMITED	(30)	-	(16.9)
(1,200)	SBI HOLDINGS INC	(30)	1	(16.6)
(4,325)	PHOENIX GROUP HOLDINGS PLC	(30)	(2)	(16.5)
(838)	SPECTRIS PLC	(29)	(3)	(16.3)
(900)	OMRON CORP	(29)	(7)	(16.2)
(237)	COLOPLAST B	(29)	(3)	(16.1)
(624)	BK NOVA SCOTIA	(29)	(2)	(16.0)
(4,100)	HAKUHODO DY HOLDINGS INC	(28)	(6)	(15.7)
(509)	ALIMENT COUC A	(28)	-	(15.7)
(25,300)	BUD APAC	(28)	-	(15.7)
(92)	SONOVA H AG ORD	(28)	(3)	(15.5)
(833)	BROOKFIELD INFRASTRUCTURE-A	(28)	(6)	(15.4)
(1,300)	SUMITOMO HEAVY IND LTD	(28)	(2)	(15.3)
(2,000)	KOITO MFG CO LTD	(27)	(2)	(15.1)
(1,579)	NORTHLAND POWER INC	(27)	3	(15.1)
(3,500)	JGC HOLDINGS CORP	(27)	(4)	(15.0)
(1,072)	SIGNIFY NV	(27)	1	(14.8)
(279)	ELIA GROUP SA/NV	(27)	(3)	(14.7)
(295)	WENDEL INVESTISSEMENT	(27)	(3)	(14.7)
(2,000)	DENKA CO LTD	(26)	(4)	(14.6)
(2,928)	RS GROUP PLC	(26)	(3)	(14.5)
(700)	YASKAWA ELECTRIC CORP	(26)	3	(14.4)

Percentages are based on Net Assets of $164,187 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Screened World Equity Ex-US Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,680	$4,795	$(2,380)	$—	$—	$4,095	$41	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.9%
Australia — 0.8%
Computershare Ltd	15,942	$308
Goodman Group ‡	31,382	711
JB Hi-Fi Ltd	4,674	252
Pro Medicus Ltd	1,579	162
Rio Tinto Ltd	9,900	749
		2,182

Austria — 0.1%
BAWAG Group AG	2,998	229
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,100	107
		336

Belgium — 0.2%
Ageas SA/NV	1,600	82
Colruyt Group N.V	4,435	229
Syensqo SA	4,803	396
		707

Brazil — 0.7%
Banco do Brasil SA	160,000	793
Telefonica Brasil SA	109,500	1,005
TOTVS SA	49,100	259
		2,057

Canada — 1.6%
Atco Ltd/Canada, Cl I	800	27
Barrick Gold Corp	45,000	908
Canadian Imperial Bank of Commerce	1,400	82
Canadian Tire Corp Ltd, Cl A	700	80
CCL Industries Inc, Cl B	6,342	363
Celestica Inc *	4,563	232
Cogeco Communications Inc	1,500	72
Dollarama Inc	13,116	1,328
Intact Financial Corp	538	101
Loblaw Cos Ltd	2,144	280
Magna International Inc, Cl A	8,623	362
Quebecor Inc, Cl B	4,263	106
TMX Group Ltd	12,236	390
Toromont Industries Ltd	3,982	357
		4,688

China — 0.9%
Bank of Communications Co Ltd, Cl H *	167,000	121
Beijing Enterprises Holdings Ltd	24,500	80
China Railway Signal & Communication Corp Ltd, Cl H	296,000	107
China Shenhua Energy Co Ltd, Cl H	28,000	121
PDD Holdings Inc ADR *	10,863	1,044
People's Insurance Co Group of China Ltd/The, Cl H *	268,000	101
PetroChina Co Ltd, Cl H	168,945	153
Shougang Fushan Resources Group Ltd	264,000	88
Tencent Holdings Ltd	8,100	397

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tencent Music Entertainment Group ADR	32,259	$337
		2,549

Denmark — 0.7%
AP Moller - Maersk A/S, Cl B	550	822
Coloplast A/S, Cl B	2,636	360
Novo Nordisk A/S, Cl B	78	11
Pandora A/S	3,511	615
Scandinavian Tobacco Group A/S	5,200	82
		1,890

Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	90,076	161

Finland — 0.4%
Nokia Oyj	250,000	1,101

France — 1.9%
Bouygues SA	2,400	86
Carrefour SA	59,100	954
Credit Agricole SA	1,212	19
Danone SA	13,000	904
Dassault Aviation SA	4,300	927
Legrand SA	3,329	373
LVMH Moet Hennessy Louis Vuitton SE	697	520
Orange SA	7,700	88
Pernod Ricard SA	2,073	295
Publicis Groupe SA	325	36
Societe BIC SA	14,800	1,002
SPIE SA	3,347	135
TotalEnergies SE	1,900	131
		5,470

Germany — 1.2%
Bayer AG	29,000	895
Continental AG	14,600	987
Covestro AG	10,100	619
Deutsche Telekom AG	6,000	171
SAP SE	2,607	571
Scout24 SE	4,255	325
		3,568

Hong Kong — 1.1%
AIA Group Ltd	165,600	1,177
Hong Kong Exchanges & Clearing Ltd	10,400	321
Sun Hung Kai Properties Ltd	5,000	49
Swire Pacific Ltd, Cl A	94,000	798
VTech Holdings Ltd	122,500	796
		3,141

India — 1.6%
Bajaj Auto Ltd	2,565	333
Bharat Electronics Ltd	18,619	66
Cholamandalam Investment and Finance Co Ltd	10,735	186
Colgate-Palmolive India Ltd	5,760	250

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cummins India Ltd	2,902	$130
HDFC Asset Management Co Ltd	3,393	179
HDFC Bank Ltd ADR	7,815	478
ICICI Bank Ltd	922	13
Lupin Ltd	8,647	231
Oil India Ltd	28,000	247
Power Finance Corp Ltd	68,170	447
REC Ltd	38,730	286
Shriram Finance Ltd	10,442	399
Siemens Ltd	4,089	336
Trent Ltd	7,272	621
TVS Motor Co Ltd	3,210	108
Varun Beverages Ltd	11,810	211
		4,521

Ireland — 0.5%
Accenture PLC, Cl A	1,548	529
AIB Group PLC	151,000	910
		1,439

Israel — 0.9%
Camtek Ltd/Israel	1,227	117
Check Point Software Technologies Ltd *	7,542	1,452
Teva Pharmaceutical Industries Ltd ADR *	48,307	912
		2,481

Italy — 0.2%
Intesa Sanpaolo SpA	5,387	23
Mediobanca Banca di Credito Finanziario SpA	4,007	68
Prysmian SpA	4,095	287
UniCredit SpA	1,784	74
Unipol Gruppo SpA	18,316	194
		646

Japan — 4.8%
AEON REIT Investment Corp ‡	70	64
Asics Corp	26,492	523
Brother Industries Ltd	51,400	953
Canon Inc	29,458	1,015
Citizen Watch Co Ltd	12,600	81
Credit Saison Co Ltd	6,264	139
DCM Holdings Co Ltd	1,000	10
Dentsu Group Inc	31,900	981
Honda Motor Co Ltd	21,600	236
Hoya Corp	2,800	396
ITOCHU Corp	1,000	53
Itochu Enex Co Ltd	13,300	146
Japan Post Bank Co Ltd	63,628	596
Japan Tobacco Inc	59,631	1,721
Kewpie Corp	4,418	113
Keyence Corp	800	382
Kinden Corp	5,497	118
Koito Manufacturing Co Ltd	56,500	832
Konami Group Corp	4,343	392
K's Holdings Corp	400	4

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
M3 Inc	25,400	$246
MIRAIT ONE corp	8,300	121
Mitsubishi Heavy Industries Ltd	17,690	236
Mizuho Financial Group Inc	12,300	254
Nikon Corp	78,200	837
Nippon Telegraph & Telephone Corp	110,000	118
Sekisui House Ltd	17,643	455
Senko Group Holdings Co Ltd	12,300	101
Shimano Inc	1,000	188
SMS Co Ltd	20,500	309
Sumitomo Corp	900	21
Toei Animation Co Ltd	11,500	247
Tokio Marine Holdings Inc	21,313	806
Tomy Co Ltd	3,730	89
Yamaha Corp	40,900	982
Yamazaki Baking Co Ltd	4,294	80
		13,845

Jersey — 0.0%
JTC PLC	6,533	93

Luxembourg — 0.3%
SES SA, Cl A *	160,000	862

Macao — 0.3%
Sands China Ltd *	420,000	767

Malaysia — 0.1%
RHB Bank Bhd	82,700	117
YTL Power International Bhd	111,022	100
		217

Netherlands — 0.7%
ASML Holding NV	505	454
IMCD NV	2,046	335
Koninklijke Ahold Delhaize NV	6,600	227
NN Group NV	2,200	108
Universal Music Group NV	12,578	329
Wolters Kluwer NV	2,428	414
		1,867

Norway — 0.3%
Austevoll Seafood ASA	6,400	57
AutoStore Holdings Ltd *	60,544	65
Gjensidige Forsikring ASA	16,228	288
Kongsberg Gruppen ASA	3,327	352
		762

Philippines — 0.0%
DMCI Holdings Inc	438,600	91

Poland — 0.0%
Budimex SA	556	87
CAPITEA SA *	158,863	22
		109

Russia — 0.0%
Detsky Mir PJSC *	101,061	–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evraz PLC *(A)	21,791	$23
Gazprom Neft PJSC (A)	7,643	–
Gazprom PJSC *(A)	125,045	–
Globaltrans Investment PLC GDR *(A)	27,819	–
GMK Norilskiy Nickel PAO (A)	354	–
Inter RAO UES PJSC	2,649,312	–
Magnit PJSC	2,567	–
Magnitogorsk Iron & Steel Works PJSC	26,960	–
MD Medical Group Investments PLC GDR *	29,105	–
PhosAgro PJSC GDR *(A)	12,000	–
Rosneft Oil Co PJSC (A)	35,283	–
Sberbank of Russia PJSC	105,050	–
X5 Retail Group NV GDR *	10,491	–
		23

Saudi Arabia — 0.0%
Etihad Etisalat Co	4,688	63

Singapore — 0.2%
Best World International Ltd *	24,994	49
DBS Group Holdings Ltd	3,850	108
Jardine Cycle & Carriage Ltd	5,900	125
United Overseas Bank Ltd	5,900	142
		424

South Africa — 0.8%
Anglo American PLC	30,000	876
AVI Ltd	14,080	80
Clicks Group Ltd	25,558	538
Tiger Brands Ltd	66,000	876
		2,370

South Korea — 1.4%
Hanmi Semiconductor Co Ltd	1,706	146
HD Hyundai Electric Co Ltd	347	79
Industrial Bank of Korea	14,800	153
KT Corp	3,800	110
KT&G Corp	12,300	996
LG Corp	13,000	771
LG H&H Co Ltd	3,250	863
Samsung Electronics Co Ltd	14,100	784
SK Telecom Co Ltd	2,200	91
		3,993

Spain — 0.8%
Indra Sistemas SA	5,590	105
Industria de Diseno Textil SA	39,675	2,151
		2,256

Sweden — 0.4%
Assa Abloy AB, Cl B	14,849	480
Hemnet Group AB	3,710	136
Hexagon AB, Cl B	28,383	291
Saab AB, Cl B	5,384	128
		1,035

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Switzerland — 0.9%
Givaudan SA	94	$483
Novartis AG	2,900	349
Partners Group Holding AG	420	604
Sandoz Group AG	580	26
Swatch Group AG/The	4,000	838
VAT Group AG	689	355
		2,655

Taiwan — 0.7%
Chicony Electronics Co Ltd	39,000	198
Hon Hai Precision Industry Co Ltd	38,000	219
Lotes Co Ltd	4,000	191
MediaTek Inc	3,699	143
Pou Chen Corp	79,000	86
Quanta Computer Inc	58,742	492
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,512	603
Universal Vision Biotechnology Co Ltd	798	6
WPG Holdings Ltd	69,190	176
		2,114

Thailand — 0.1%
Bangkok Bank PCL	26,500	110
Kiatnakin Phatra Bank PCL	46,300	63
		173

Türkiye — 0.1%
Akbank TAS	26,374	45
BIM Birlesik Magazalar AS	7,321	116
Eldorado Gold Corp *	4,154	72
Turkcell Iletisim Hizmetleri AS	18,483	53
		286

United Arab Emirates — 0.3%
Aldar Properties PJSC	162,699	325
Emaar Properties PJSC	276,226	635
		960

United Kingdom — 4.4%
BAE Systems PLC	34,294	617
Barclays PLC	592,581	1,793
British American Tobacco PLC	27,644	1,036
Burberry Group PLC	86,000	756
Cranswick PLC	1,410	89
Diageo PLC	12,350	403
Diploma PLC	5,150	304
Halma PLC	17,910	616
Imperial Brands PLC	35,700	1,025
Intermediate Capital Group PLC	3,165	89
ITV PLC	850,000	896
London Stock Exchange Group PLC	4,406	595
Marks & Spencer Group PLC	75,706	342
Reckitt Benckiser Group PLC	17,000	979
RELX PLC	11,726	545
Rolls-Royce Holdings PLC *	89,669	588

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Serco Group PLC	32	$–
TechnipFMC PLC	16,226	436
Tesco PLC	24,000	112
Unilever PLC	8,106	523
WPP PLC	90,000	863
		12,607

United States — 64.4%
Abercrombie & Fitch Co, Cl A *	1,784	263
Adient PLC *	14,367	325
Adobe Inc *	2,484	1,427
Adtalem Global Education Inc *	1,768	134
Advance Auto Parts Inc	7,060	320
Aflac Inc	1,500	166
Allison Transmission Holdings Inc	6,245	579
Allstate Corp/The	15,800	2,985
Ally Financial Inc	47,835	2,066
Alpha Metallurgical Resources Inc	928	222
Alphabet Inc, Cl A	24,386	3,984
Altria Group Inc	4,000	215
Amdocs Ltd	2,500	217
American Axle & Manufacturing Holdings Inc *	51,860	333
American International Group Inc	7,200	555
Amgen Inc	300	100
Amphenol Corp, Cl A	23,644	1,595
Analog Devices Inc	6,205	1,457
Aon PLC, Cl A	1,956	672
Appfolio Inc, Cl A *	518	120
Apple Inc	3,842	880
Applied Materials Inc	154	30
AppLovin Corp, Cl A *	2,287	212
Arch Capital Group Ltd *	561	63
Archer-Daniels-Midland Co	2,600	159
Arista Networks Inc *	2,070	732
Arrow Electronics Inc *	3,890	525
Asbury Automotive Group Inc *	1,960	481
AT&T Inc	142,600	2,838
AutoNation Inc *	2,026	361
AutoZone Inc *	1,028	3,271
Avnet Inc	13,510	746
Axon Enterprise Inc *	1,391	508
Bank of New York Mellon Corp/The	3,200	218
Becton Dickinson & Co	4,098	993
Berkshire Hathaway Inc, Cl B *	300	143
Berry Global Group Inc	1,400	96
Blue Owl Capital Corp	6,200	94
BlueLinx Holdings Inc *	2,270	228
Boston Scientific Corp *	20,958	1,714
BP PLC	137,000	776
Bristol-Myers Squibb Co	5,200	260
Broadcom Inc	5,490	894
Brown & Brown Inc	9,992	1,050
BRP Inc	3,660	265

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bunge Global SA	1,200	$122
Carrier Global Corp	20,217	1,471
Cencora Inc	9,400	2,252
Chevron Corp	16,400	2,426
Chubb Ltd	81	23
Cigna Group/The	180	65
Cintas Corp	25	20
Cisco Systems Inc	4,400	222
Citigroup Inc	29,900	1,873
Cleveland-Cliffs Inc *	35,990	470
CME Group Inc, Cl A	6,696	1,445
Cognizant Technology Solutions Corp, Cl A	1,600	124
Colgate-Palmolive Co	18,667	1,988
Comcast Corp, Cl A	7,300	289
Comfort Systems USA Inc	972	344
Conagra Brands Inc	4,300	134
CRH PLC	24,460	2,185
Crowdstrike Holdings Inc, Cl A *	1,610	446
CSG Systems International Inc	2,200	107
Cummins Inc	600	188
CVR Energy Inc	15,493	394
CVS Health Corp	43,400	2,484
Dana Inc	34,681	392
Deckers Outdoor Corp *	1,100	1,055
Delek US Holdings Inc	17,217	352
Dell Technologies Inc, Cl C	6,721	777
Dollar Tree Inc *	17,800	1,504
Dominion Energy Inc	47,400	2,650
Dow Inc	42,600	2,283
DR Horton Inc	800	151
DXC Technology Co *	20,220	418
Eaton Corp PLC	21	6
eBay Inc	2,200	130
Eli Lilly & Co	1,321	1,268
Employers Holdings Inc	2,200	106
Enova International Inc *	1,207	104
Entergy Corp	800	97
Envista Holdings Corp *	52,000	950
Equitable Holdings Inc	71,900	3,057
Everest Group Ltd	200	78
Evergy Inc	1,500	89
Exelixis Inc *	3,500	91
Experian PLC	9,009	438
Exxon Mobil Corp	2,400	283
FactSet Research Systems Inc	2,427	1,026
Fair Isaac Corp *	39	68
Federated Hermes Inc, Cl B	2,800	96
FedEx Corp	6,700	2,002
Fidelity National Information Services Inc	19,300	1,591
Fiserv Inc *	2,229	389
Foot Locker Inc	15,532	484
Ford Motor Co	5,900	66
Fox Corp	2,500	103

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Frontier Group Holdings Inc *	49,989	$181
General Mills Inc	1,500	108
G-III Apparel Group Ltd *	12,486	331
Gilead Sciences Inc	2,700	213
Global Payments Inc	5,400	599
Goldman Sachs Group Inc/The	92	47
Goodyear Tire & Rubber Co/The *	28,780	254
Graco Inc	13,312	1,110
Graphic Packaging Holding Co	2,100	63
GSK PLC	93,384	2,035
Guidewire Software Inc *	2,946	438
H&R Block Inc	2,100	133
Harley-Davidson Inc	25,000	936
Hartford Financial Services Group Inc/The	2,900	337
HCA Healthcare Inc	1,733	686
Hewlett Packard Enterprise Co	8,800	170
HF Sinclair Corp	11,070	544
Hilton Worldwide Holdings Inc	4,200	923
Holcim AG	985	95
Howmet Aerospace Inc	14,688	1,420
HP Inc	5,400	195
HubSpot Inc *	1,283	640
Incyte Corp *	1,200	79
Insight Enterprises Inc *	600	130
Intel Corp	36,800	811
International Business Machines Corp	13,700	2,769
Intuit Inc	78	49
Intuitive Surgical Inc *	2,196	1,082
J M Smucker Co/The	600	69
Janus Henderson Group PLC	5,715	215
Jazz Pharmaceuticals PLC *	600	70
JELD-WEN Holding Inc *	19,175	273
Johnson & Johnson	10,816	1,794
Kellanova	2,700	218
Kinder Morgan Inc	5,200	112
KLA Corp	94	77
Kraft Heinz Co/The	74,900	2,654
Kroger Co/The	5,400	287
Las Vegas Sands Corp	32,900	1,283
LeMaitre Vascular Inc	872	79
Lennox International Inc	1,220	720
Liberty Energy Inc, Cl A	24,800	511
Linde PLC	3,988	1,907
Lockheed Martin Corp	400	227
Loews Corp	177	15
Lowe's Cos Inc	7,283	1,810
LPL Financial Holdings Inc	2,600	583
Macy's Inc	21,611	337
Manhattan Associates Inc *	1,586	419
Marsh & McLennan Cos Inc	487	111
Mastercard Inc, Cl A	5,065	2,448
McKesson Corp	1,865	1,046
Medpace Holdings Inc *	943	335

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Merck & Co Inc	22,300	$2,641
Merit Medical Systems Inc *	2,269	219
Meta Platforms Inc, Cl A	5,871	3,061
Mettler-Toledo International Inc *	819	1,179
Microsoft Corp	12,069	5,034
Middleby Corp/The *	3,043	428
Molson Coors Beverage Co, Cl B	4,500	243
Moody's Corp	6,831	3,332
Motorola Solutions Inc	2,070	915
MSCI Inc, Cl A	2,379	1,381
Murphy Oil Corp	30,500	1,137
Murphy USA Inc	150	78
Nasdaq Inc	1,062	77
National Fuel Gas Co	45,500	2,719
NetApp Inc	900	109
NewMarket Corp	340	195
NIKE Inc, Cl B	8,778	731
NVIDIA Corp	40,736	4,863
Oaktree Specialty Lending Corp	2,700	46
Old Republic International Corp	4,400	158
Oracle Corp	13,112	1,853
Organon & Co	690	15
Otis Worldwide Corp	12,787	1,211
Owens & Minor Inc *	19,634	305
Owens Corning	2,469	417
Packaging Corp of America	3,752	786
Palomar Holdings Inc, Cl A *	1,100	109
Par Pacific Holdings Inc *	21,490	482
Parker-Hannifin Corp	1,291	775
PBF Energy Inc, Cl A	9,026	307
PepsiCo Inc	9,689	1,675
Petco Health & Wellness Co Inc, Cl A *	146,040	466
Pfizer Inc	3,400	99
Premier Inc, Cl A	3,800	77
PROG Holdings Inc	1,673	78
ProPetro Holding Corp *	59,310	471
Republic Services Inc, Cl A	2,541	529
Ryerson Holding Corp	11,087	222
Sanofi SA	10,400	1,165
Sealed Air Corp	900	31
Sensata Technologies Holding PLC	46,100	1,777
Shell PLC	4,700	167
Sherwin-Williams Co/The	5,363	1,981
Signify NV	40,000	985
Snap-on Inc	300	85
Sonic Automotive Inc, Cl A	6,400	399
Sonoco Products Co	2,500	141
Southwest Airlines Co	15,110	437
Sprouts Farmers Market Inc *	3,918	408
Stryker Corp	27	10
Sun Communities Inc ‡	9,700	1,312
Synchrony Financial	295	15
Tapestry Inc	29,200	1,196

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TD SYNNEX Corp	900	$109
TEGNA Inc	5,900	82
Tenet Healthcare Corp *	3,308	549
Texas Roadhouse Inc, Cl A	2,954	499
TJX Cos Inc/The	15,963	1,872
T-Mobile US Inc	500	99
Toll Brothers Inc	4,726	681
Trane Technologies PLC	6,524	2,360
Tyson Foods Inc, Cl A	50,650	3,257
UMB Financial Corp	2,051	212
Under Armour Inc, Cl A *	58,630	451
United Airlines Holdings Inc *	9,790	431
United Natural Foods Inc *	18,255	276
United Therapeutics Corp *	8,700	3,163
UnitedHealth Group Inc	4,541	2,680
Universal Health Services Inc, Cl B	2,586	615
Unum Group	2,900	161
Verizon Communications Inc	8,000	334
Vertiv Holdings Co, Cl A	9,375	778
Virtu Financial Inc, Cl A	3,345	103
Vishay Intertechnology Inc	84,900	1,711
Vontier Corp	2,800	98
Walmart Inc	25,659	1,982
Western Union Co/The	82,300	1,004
Westinghouse Air Brake Technologies Corp	6,293	1,067
Williams-Sonoma Inc	5,042	677
Wingstop Inc	1,210	467
WK Kellogg Co	675	12
Zumiez Inc *	11,090	308
		184,996

Total Common Stock
(Cost $209,718) ($ Thousands)		269,505

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.7%
Germany — 0.7%
Henkel AG & Co KGaA (B)	9,150	$838
Sartorius AG (B)	944	261
Volkswagen AG (B)	7,500	799
		1,898

Russia — 0.0%
Sberbank of Russia PJSC (B)	147,000	–

Total Preferred Stock
(Cost $2,521) ($ Thousands)		1,898
	Number of Warrants
WARRANTS — 0.0%
Thailand — 0.0%
Kiatnakin Phatra Bank PCL, Expires 01/03/2027 *	3,858	–

Total Warrants
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	6,666,484	6,666
Total Cash Equivalent
(Cost $6,666) ($ Thousands)		6,666
Total Investments in Securities — 96.9%
(Cost $218,905) ($ Thousands)		$278,069

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	38	Sep-2024	$2,042	$2,091	$22
FTSE 100 Index	6	Sep-2024	633	661	13
Hang Seng Index	1	Sep-2024	113	115	2
MSCI Emerging Markets	36	Sep-2024	2,001	1,980	(21)
MSCI Singapore Index	2	Sep-2024	49	49	–
OMX Stockholm 30	6	Sep-2024	144	153	6
S&P 500 Index E-MINI	7	Sep-2024	1,976	1,982	6
S&P TSX 60 Index	3	Sep-2024	576	624	38
SPI 200 Index	3	Sep-2024	405	409	3
TOPIX Index	6	Sep-2024	1,059	1,119	51
			$8,998	$9,183	$120

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Select Equity Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/16/24	USD	4,566	AUD	6,877	$101
Barclays PLC	09/16/24	NOK	7,683	USD	721	(5)
Barclays PLC	09/16/24	SEK	10,343	USD	996	(14)
Barclays PLC	09/16/24	USD	21,782	EUR	19,735	74
Barclays PLC	09/16/24	EUR	22,272	USD	24,583	(83)
BNP Paribas	09/16/24	USD	1,074	HKD	8,358	(2)
BNP Paribas	09/16/24	DKK	19,560	USD	2,894	(10)
Brown Brothers Harriman	09/16/24	SGD	17	USD	13	—
Brown Brothers Harriman	09/16/24	SGD	24	USD	19	—
Brown Brothers Harriman	09/16/24	USD	12	NOK	131	—
Brown Brothers Harriman	09/16/24	USD	38	NOK	405	—
Brown Brothers Harriman	09/16/24	USD	43	SGD	57	—
Brown Brothers Harriman	09/16/24	USD	21	SGD	28	—
Brown Brothers Harriman	09/16/24	USD	108	HKD	843	—
Brown Brothers Harriman	09/16/24	USD	85	SEK	890	2
Brown Brothers Harriman	09/16/24	USD	87	SEK	885	—
Brown Brothers Harriman	09/16/24	CHF	52	USD	62	—
Brown Brothers Harriman	09/16/24	CHF	134	USD	157	(2)
Brown Brothers Harriman	09/16/24	USD	68	DKK	463	1
Brown Brothers Harriman	09/16/24	USD	161	DKK	1,076	(1)
Brown Brothers Harriman	09/16/24	AUD	30	USD	21	—
Brown Brothers Harriman	09/16/24	AUD	258	USD	173	(2)
Brown Brothers Harriman	09/16/24	USD	385	AUD	573	4
Brown Brothers Harriman	09/16/24	USD	17	AUD	25	—
Brown Brothers Harriman	09/16/24	USD	320	CHF	275	5
Brown Brothers Harriman	09/16/24	USD	160	CHF	135	—
Brown Brothers Harriman	09/16/24	CAD	154	USD	114	—
Brown Brothers Harriman	09/16/24	CAD	381	USD	279	(4)
Brown Brothers Harriman	09/16/24	USD	448	CAD	611	6
Brown Brothers Harriman	09/16/24	USD	206	CAD	277	—
Brown Brothers Harriman	09/16/24	NOK	303	USD	29	—
Brown Brothers Harriman	09/16/24	NOK	356	USD	33	—
Brown Brothers Harriman	09/16/24	GBP	273	USD	361	2
Brown Brothers Harriman	09/16/24	GBP	492	USD	637	(10)
Brown Brothers Harriman	09/16/24	SEK	454	USD	44	—
Brown Brothers Harriman	09/16/24	SEK	454	USD	44	(1)
Brown Brothers Harriman	09/16/24	USD	596	GBP	460	8
Brown Brothers Harriman	09/16/24	USD	407	GBP	308	(2)
Brown Brothers Harriman	09/16/24	DKK	915	USD	137	1
Brown Brothers Harriman	09/16/24	DKK	679	USD	100	(1)
Brown Brothers Harriman	09/16/24	EUR	1,095	USD	1,220	7
Brown Brothers Harriman	09/16/24	EUR	559	USD	615	(4)
Brown Brothers Harriman	09/16/24	USD	678	EUR	615	3
Brown Brothers Harriman	09/16/24	USD	1,315	EUR	1,179	(9)
Brown Brothers Harriman	09/16/24	HKD	1,887	USD	242	—
Brown Brothers Harriman	09/16/24	HKD	118	USD	15	—
Brown Brothers Harriman	09/17/24	USD	650	JPY	95,231	6
Brown Brothers Harriman	09/17/24	USD	614	JPY	88,565	(5)
Brown Brothers Harriman	09/17/24	JPY	56,887	USD	393	2

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

World Select Equity Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/17/24	JPY	89,981	USD	611	$(8)
Standard Chartered	09/16/24	USD	2,041	SEK	21,209	31
Standard Chartered	09/16/24	USD	2,229	DKK	15,066	8
Standard Chartered	09/16/24	USD	9,105	GBP	7,087	210
Standard Chartered	09/16/24	GBP	12,343	USD	15,858	(365)
Standard Chartered	09/16/24	HKD	28,279	USD	3,635	8
Standard Chartered	09/17/24	USD	13,698	JPY	2,002,367	81
Standard Chartered	09/17/24	JPY	1,725,846	USD	11,805	(71)
Westpac Banking	09/16/24	USD	349	NOK	3,724	2
Westpac Banking	09/16/24	SGD	538	USD	409	(4)
Westpac Banking	09/16/24	USD	833	SGD	1,094	7
Westpac Banking	09/16/24	CHF	2,237	USD	2,604	(37)
Westpac Banking	09/16/24	AUD	3,148	USD	2,091	(46)
Westpac Banking	09/16/24	USD	6,043	CHF	5,192	85
Westpac Banking	09/16/24	CAD	6,443	USD	4,705	(77)
Westpac Banking	09/16/24	USD	7,413	CAD	10,150	121
						$12

Percentages are based on Net Assets of $287,055 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,651	$12,330	$(7,315)	$—	$—	$6,666	$53	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.5%
Argentina — 0.9%
Corp America Airports SA *	135,260	$2,037
Despegar.com Corp *	91,057	1,119
Loma Negra Cia Industrial Argentina SA ADR *	160,349	1,137
Telecom Argentina SA ADR *	380,897	2,655
YPF SA ADR *	40,594	962
		7,910

Australia — 0.1%
SolGold PLC *	6,774,749	856

Bangladesh — 0.3%
BRAC Bank PLC	6,471,066	2,891

Belgium — 0.2%
Cenergy Holdings SA	142,616	1,531

Brazil — 6.4%
Adecoagro SA	31,300	345
Afya Ltd, Cl A *	15,724	256
Banco do Brasil SA	340,308	1,687
C&A MODAS SA *	862,400	1,544
Cia Brasileira de Aluminio *	724,500	637
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	219,971	3,660
Cia de Saneamento de Minas Gerais Copasa MG	86,200	357
CPFL Energia SA	285,200	1,676
Cury Construtora e Incorporadora SA	93,600	391
Embraer SA *	354,400	2,902
Embraer SA ADR *	46,784	1,555
Grupo SBF SA	402,700	1,226
Hapvida Participacoes e Investimentos S/A *	1,134,000	847
Itau Unibanco Holding SA ADR	1,500,172	9,781
Localiza Rent a Car SA	172,246	1,252
Neoenergia SA	17,500	62
NU Holdings Ltd/Cayman Islands, Cl A *	473,681	7,091
Pagseguro Digital Ltd, Cl A *	120,467	1,334
Petroleo Brasileiro SA ADR, Cl A	546,297	7,615
Santos Brasil Participacoes SA *	551,000	1,281
Sendas Distribuidora S/A	1,288,900	2,153
Sigma Lithium Corp *	27,976	298
Suzano SA	55,500	539
TIM SA/Brazil	1,513,800	4,763
TOTVS SA	419,400	2,214
Vibra Energia SA	177,000	799
		56,265

Canada — 1.3%
Capstone Copper Corp *	192,296	1,380
Celestica Inc *	82,515	4,202
Ivanhoe Mines Ltd, Cl A *	320,719	4,276
Pan American Silver Corp	84,091	1,699
		11,557

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cayman Islands — 0.1%
Theon International PLC	57,080	$729

Chiina — 0.1%
Sunny Optical Technology Group Co Ltd	91,200	565

Chile — 0.7%
Banco Santander Chile ADR	97,984	2,023
Enel Chile SA	13,717,228	741
Parque Arauco SA	2,272,217	3,734
		6,498

China — 13.8%
3SBio Inc	167,000	130
Agricultural Bank of China Ltd, Cl H	2,300,000	1,017
Airtac International Group	8,700	235
Alibaba Group Holding Ltd	1,338,100	13,972
Alibaba Group Holding Ltd ADR	20,136	1,678
Baidu Inc ADR *	78,712	6,661
Brilliance China Automotive Holdings Ltd	660,000	275
China Construction Bank Corp, Cl H *	5,630,000	3,984
China Everbright Environment Group Ltd	513,000	235
China Galaxy Securities Co Ltd, Cl H *	843,000	446
China Pacific Insurance Group Co Ltd, Cl H	227,800	594
China Railway Group Ltd, Cl H	1,993,000	925
China Resources Land Ltd	1,604,500	4,556
China Resources Pharmaceutical Group Ltd	497,000	350
China State Construction International Holdings Ltd	274,000	391
China Taiping Insurance Holdings Co Ltd	311,200	404
CITIC Ltd	788,000	787
Contemporary Amperex Technology Co Ltd, Cl A	222,848	5,796
COSCO SHIPPING Holdings Co Ltd, Cl H	1,104,550	1,515
Daqin Railway Co Ltd, Cl A *	275,745	238
FinVolution Group ADR	56,408	299
First Tractor Co Ltd, Cl H	762,000	770
Full Truck Alliance Co Ltd ADR	145,258	1,053
Gree Electric Appliances Inc of Zhuhai, Cl A	110,500	619
Guangdong Xinbao Electrical Appliances Holdings Co Ltd, Cl A	152,600	278
Haier Smart Home Co Ltd, Cl A	2,207,400	6,806
Hello Group Inc ADR	39,380	261
iQIYI Inc ADR *	1,176,987	2,531
JD.com Inc ADR	34,642	935
Jiangxi Copper Co Ltd, Cl H	248,000	418
Kanzhun Ltd ADR	91,868	1,145
Kuaishou Technology, Cl B *	105,100	543
Kunlun Energy Co Ltd	2,960,000	2,964
Kweichow Moutai Co Ltd, Cl A	8,475	1,726
Meituan, Cl B *	290,200	4,397
Midea Group Co Ltd, Cl A	31,400	287
NARI Technology Co Ltd, Cl A *	793,200	2,755
PDD Holdings Inc ADR *	22,426	2,155

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
People's Insurance Co Group of China Ltd/The, Cl H *	806,000	$305
PetroChina Co Ltd, Cl H	810,000	734
PICC Property & Casualty Co Ltd *	3,776,000	4,889
Ping An Insurance Group Co of China Ltd, Cl H	1,469,500	7,046
Q Technology Group Co Ltd	811,000	494
Qifu Technology Inc ADR	32,492	861
Sinopharm Group Co Ltd, Cl H	170,800	398
Sinotruk Hong Kong Ltd	747,500	1,869
TAL Education Group ADR *	117,336	943
Tencent Holdings Ltd	298,753	14,631
Tencent Music Entertainment Group ADR	25,107	262
Tongcheng Travel Holdings Ltd	274,400	512
TravelSky Technology Ltd, Cl H	1,111,000	1,380
Trip.com Group Ltd ADR *	37,770	1,780
Vipshop Holdings Ltd ADR	440,385	5,522
Weibo Corp ADR	49,722	372
Wuliangye Yibin Co Ltd, Cl A	15,879	276
Xinyi Glass Holdings Ltd	674,000	610
Xinyi Solar Holdings Ltd	2,471,000	966
Yangzijiang Shipbuilding Holdings Ltd	712,700	1,361
Yihai International Holding Ltd	334,000	501
Zhejiang Semir Garment Co Ltd, Cl A	249,692	160
ZJLD Group Inc	818,200	759
ZTE Corp, Cl H	248,600	501
		121,263

Colombia — 0.3%
Gran Tierra Energy Inc *	392,799	2,906
		2,906

Czechia — 0.2%
WAG Payment Solutions PLC *	1,509,678	1,349

Egypt — 0.4%
Commercial International Bank - Egypt GDR	2,175,279	3,415

France — 0.1%
Eramet SA	8,295	653

Georgia — 0.2%
TBC Bank Group PLC	44,493	1,842

Ghana — 0.2%
Tullow Oil PLC *	4,509,267	1,593

Greece — 1.5%
Alpha Services and Holdings SA	274,141	469
Eurobank Ergasias Services and Holdings SA	2,281,611	5,213
National Bank of Greece SA	299,724	2,607
OPAP SA	44,743	774
Piraeus Financial Holdings SA	949,169	4,106
		13,169

Hong Kong — 0.4%
Orient Overseas International Ltd	34,500	480

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pacific Basin Shipping Ltd	1,268,000	$349
Techtronic Industries Co Ltd	204,000	2,749
		3,578

Hungary — 0.8%
OTP Bank Nyrt	99,007	5,106
Richter Gedeon Nyrt *	77,722	2,360
		7,466

Iceland — 0.4%
Islandsbanki HF	5,329,133	3,935

India — 12.9%
Adani Ports & Special Economic Zone Ltd	29,270	517
Ashok Leyland Ltd	151,099	462
Ashoka Buildcon Ltd *	609,560	1,697
Aster DM Healthcare Ltd	219,471	1,064
Aurobindo Pharma Ltd	95,830	1,793
Bajaj Auto Ltd	11,396	1,480
Bharat Electronics Ltd	1,117,851	3,989
Bharat Petroleum Corp Ltd	279,830	1,193
Brigade Enterprises Ltd	142,198	2,042
Canara Bank	746,465	993
Chambal Fertilisers and Chemicals Ltd	47,211	293
Chennai Petroleum Corp Ltd	58,695	683
Coal India Ltd	201,717	1,263
Colgate-Palmolive India Ltd	19,472	845
Computer Age Management Services Ltd	36,027	1,830
CreditAccess Grameen Ltd	60,914	887
Dixon Technologies India Ltd	2,384	374
Dr Reddy's Laboratories Ltd	9,647	809
Emami Ltd	197,543	1,915
Exide Industries Ltd	367,376	2,159
Federal Bank Ltd	767,285	1,781
GAIL India Ltd	403,084	1,142
Genus Power Infrastructures Ltd	521,074	2,835
HCL Technologies Ltd	198,730	4,154
HDFC Asset Management Co Ltd	5,880	310
HDFC Bank Ltd	225,090	4,393
HDFC Bank Ltd ADR	12,398	758
Hindalco Industries Ltd	134,769	1,127
Hindustan Aeronautics Ltd	13,728	766
ICICI Bank Ltd	307,287	4,504
ICICI Bank Ltd ADR	235,296	6,897
Indus Towers Ltd *	118,388	647
Info Edge India Ltd	9,126	836
Intellect Design Arena Ltd	158,277	1,874
InterGlobe Aviation Ltd *	21,196	1,221
IRB Infrastructure Developers Ltd	1,445,479	1,092
ITD Cementation India Ltd	75,370	498
Jyothy Labs Ltd	250,815	1,614
Kotak Mahindra Bank Ltd	142,572	3,027
KPIT Technologies Ltd	64,910	1,405
Lemon Tree Hotels Ltd *	326,093	523
LIC Housing Finance Ltd	82,618	664

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lupin Ltd	11,251	$301
Mahindra & Mahindra Ltd	35,933	1,202
Manappuram Finance Ltd	215,257	554
Mrs Bectors Food Specialities Ltd *	102,589	1,967
Muthoot Finance Ltd	20,055	470
Narayana Hrudayalaya Ltd	79,690	1,206
Natco Pharma Ltd	39,574	726
NCC Ltd/India	223,786	851
Nippon Life India Asset Management Ltd	44,504	357
Oil & Natural Gas Corp Ltd	326,697	1,288
PB Fintech Ltd *	124,135	2,623
Petronet LNG Ltd	604,496	2,647
Phoenix Mills Ltd/The	145,885	6,556
PNC Infratech Ltd *	315,621	1,692
Power Grid Corp of India Ltd	209,801	844
REC Ltd	416,179	3,075
Shriram Finance Ltd	129,451	4,946
Sobha Ltd	49,941	950
Strides Pharma Science Ltd	25,259	404
Tata Motors Ltd	88,354	1,171
Thermax Ltd	33,990	1,772
Trent Ltd	14,666	1,252
VA Tech Wabag Ltd *	98,582	1,496
Varun Beverages Ltd	165,312	2,958
Vedanta Ltd	97,844	547
Voltamp Transformers Ltd	1,598	269
Zomato Ltd *	955,383	2,854
Zydus Lifesciences Ltd	37,804	508
		113,842

Indonesia — 5.0%
Adaro Energy Indonesia Tbk PT	2,478,800	571
Aspirasi Hidup Indonesia Tbk PT	24,208,500	1,120
Astra International Tbk PT	1,863,200	615
Bank Central Asia Tbk PT	5,163,600	3,450
Bank Mandiri Persero Tbk PT	4,805,600	2,215
Bank Rakyat Indonesia Persero Tbk PT	27,302,576	9,098
Bank Syariah Indonesia Tbk PT	5,496,200	942
Cisarua Mountain Dairy PT TBK	12,400,900	3,964
First Pacific Co Ltd	7,750,000	4,143
Indo Tambangraya Megah Tbk PT	121,300	214
Indosat Tbk PT	2,392,800	1,606
Jasa Marga Persero Tbk PT	3,883,900	1,345
Medikaloka Hermina Tbk PT	52,722,900	4,435
Pakuwon Jati Tbk PT	89,667,684	2,762
Perusahaan Gas Negara Tbk PT	2,812,700	280
Trimegah Bangun Persada Tbk PT	55,861,139	3,289
Ultrajaya Milk Industry & Trading Co Tbk PT	27,622,400	3,324
United Tractors Tbk PT	180,500	316
		43,689

Isreal — 0.7%
Energean PLC	469,697	6,003

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jordan — 0.0%
Hikma Pharmaceuticals PLC	8,624	$226

Kazakhstan — 2.2%
Air Astana JSC GDR *	542,507	3,716
Halyk Savings Bank of Kazakhstan JSC GDR	443,219	7,756
Kaspi.KZ JSC ADR	13,006	1,703
NAC Kazatomprom JSC GDR	168,251	6,113
		19,288

Kenya — 0.3%
ARM Cement Ltd *	10	–
Equity Group Holdings PLC/Kenya	9,178,063	2,926
		2,926

Luxembourg — 0.3%
Alvotech SA *	257,154	3,025

Macao — 0.1%
MGM China Holdings Ltd	705,200	949

Malaysia — 0.6%
CIMB Group Holdings Bhd	288,400	547
Dayang Enterprise Holdings Bhd	1,526,300	918
Econpile Holdings Bhd *	3,941,600	360
Gamuda Bhd	733,100	1,272
Genting Bhd	359,700	360
Mah Sing Group Bhd	1,937,200	731
My EG Services Bhd	1,367,500	283
Sime Darby Bhd	608,400	349
YTL Corp Bhd	438,900	294
		5,114

Mexico — 1.7%
BBB Foods Inc, Cl A *	53,308	1,694
Controladora Vuela Cia de Aviacion SAB de CV ADR *	149,270	852
Corp Inmobiliaria Vesta SAB de CV	222,600	612
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	145,274	2,572
Grupo Financiero Banorte SAB de CV, Cl O	821,700	5,712
Grupo Traxion SAB de CV, Cl A *	272,141	280
Qualitas Controladora SAB de CV	252,000	2,023
Wal-Mart de Mexico SAB de CV	451,890	1,442
		15,187

Netherlands — 0.1%
SBM Offshore NV	27,176	513

Nigeria — 1.3%
Guaranty Trust Holding Co PLC	106,821,646	3,033
SEPLAT Energy PLC	2,641,092	6,491
Zenith Bank PLC	89,481,036	2,136
		11,660

Pakistan — 0.6%
United Bank Ltd/Pakistan	6,175,348	5,615

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Peru — 1.7%
Auna SA, Cl A *	442,896	$2,914
Credicorp Ltd	34,968	6,237
Hochschild Mining PLC	2,656,117	6,017
		15,168

Philippines — 2.6%
Ayala Corp	309,759	3,338
Ayala Land Inc	5,943,100	3,736
BDO Unibank Inc	1,342,470	3,653
Century Pacific Food Inc	1,180,400	771
GT Capital Holdings Inc	387,410	4,305
OceanaGold Philippines Inc	14,448,200	3,376
Robinsons Land Corp	14,277,300	3,804
		22,983

Poland — 0.9%
Allegro.eu SA *	115,864	1,142
CCC SA *	33,862	1,360
InPost SA *	94,593	1,744
KGHM Polska Miedz SA	52,833	1,899
ORLEN SA	46,967	783
Powszechny Zaklad Ubezpieczen SA	50,757	613
		7,541

Qatar — 0.0%
Ooredoo QPSC	85,906	260

Russia — 0.0%
Gazprom PJSC ADR *(A)	503,042	–
LUKOIL PJSC ADR *	107,182	–
Mobile TeleSystems PJSC ADR *	556,416	–
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Ozon Holdings PLC ADR *	30,008	–
Sberbank of Russia PJSC ADR *(A)	93,380	–
Surgutneftegas PJSC ADR *	416,721	–
		—

		–
Saudi Arabia — 0.8%
AlKhorayef Water & Power Technologies Co *	11,113	542
Arab National Bank	84,383	435
Bupa Arabia for Cooperative Insurance Co	40,883	2,532
Etihad Etisalat Co	42,212	569
Riyadh Cables Group Co	26,315	783
Saudi Ground Services Co	46,660	668
Savola Group/The	61,380	436
United Electronics Co	33,799	821
		6,786

Singapore — 0.8%
Grab Holdings Ltd, Cl A *	736,282	2,371
Sea Ltd ADR *	54,993	4,306
		6,677

Slovenia — 0.9%
Nova Ljubljanska Banka dd GDR	306,187	8,215

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Africa — 2.3%
Aspen Pharmacare Holdings Ltd	113,889	$1,539
Capitec Bank Holdings Ltd	21,062	3,471
Foschini Group Ltd/The	165,993	1,355
Naspers Ltd, Cl N	58,797	12,179
Nedbank Group Ltd	76,235	1,274
Sasol Ltd	99,086	768
		20,586

South Korea — 10.0%
BH Co Ltd	20,172	360
BNK Financial Group Inc	46,640	355
CJ CheilJedang Corp	7,358	1,774
Classys Inc	46,778	1,761
Coupang Inc, Cl A *	112,754	2,497
Coway Co Ltd	40,016	2,013
DB Insurance Co Ltd	7,193	625
DL E&C Co Ltd	8,288	205
Doosan Bobcat Inc	11,623	346
Eo Technics Co Ltd	9,569	1,231
Eugene Technology Co Ltd	34,900	1,199
GS Holdings Corp	12,565	425
Hana Financial Group Inc	226,210	10,482
Hana Materials Inc	15,501	400
Hankook Tire & Technology Co Ltd	10,042	326
HD Hyundai Electric Co Ltd	2,680	613
Hyundai Glovis Co Ltd	5,880	493
Hyundai Marine & Fire Insurance Co Ltd	13,014	339
Hyundai Motor Co	3,776	722
Hyundai Rotem Co Ltd	39,021	1,577
Kia Corp	144,532	11,479
KIWOOM Securities Co Ltd	3,072	311
Korea Investment Holdings Co Ltd	7,779	424
Korean Air Lines Co Ltd	32,084	530
KT Corp	17,088	494
LG Chem Ltd	9,120	2,195
LG Electronics Inc	71,342	5,308
LG Innotek Co Ltd	4,819	1,003
LX INTERNATIONAL CORP	13,188	316
NH Investment & Securities Co Ltd	192,764	1,971
OCI Holdings Co Ltd	5,826	311
Poongsan Corp	40,401	1,948
Samsung Electronics Co Ltd	335,991	18,688
Samsung Securities Co Ltd	11,454	405
Shinhan Financial Group Co Ltd	89,006	3,738
Shinsegae Inc	1,934	218
SK Hynix Inc	41,827	5,439
SK Square Co Ltd *	56,975	3,348
SOOP Co Ltd	4,976	382
Soulbrain Co Ltd	2,441	433
TSE Co Ltd	19,075	695
WONIK IPS Co Ltd	37,037	947

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Youngone Corp	8,726	$248
		88,574

Taiwan — 13.9%
Acer Inc	431,000	589
Alchip Technologies Ltd	12,700	1,052
Arcadyan Technology Corp	191,000	875
Asia Vital Components Co Ltd	195,686	3,707
ASPEED Technology Inc	14,230	2,193
Asustek Computer Inc	52,000	873
Cathay Financial Holding Co Ltd	278,000	552
Chicony Electronics Co Ltd	36,000	182
Compal Electronics Inc	232,000	241
CTBC Financial Holding Co Ltd	5,293,000	5,402
E Ink Holdings Inc	115,000	1,096
Elan Microelectronics Corp *	339,000	1,558
Elite Material Co Ltd	107,000	1,555
Ennoconn Corp	149,000	1,383
Eva Airways Corp	667,000	737
Evergreen Marine Corp Taiwan Ltd	181,800	1,068
Fortune Electric Co Ltd	11,000	229
Fositek Corp	32,000	801
Gold Circuit Electronics Ltd	214,000	1,412
Hon Hai Precision Industry Co Ltd	574,912	3,316
Ingentec Corp	136,500	934
Insyde Software Corp	42,000	574
International Games System Co Ltd	51,000	1,242
Jentech Precision Industrial Co Ltd	77,000	3,262
Johnson Health Tech Co Ltd	249,000	957
King Yuan Electronics Co Ltd	551,000	2,084
Kinik Co	192,000	2,029
Lotes Co Ltd	9,000	430
Macronix International Co Ltd	1,745,000	1,511
MediaTek Inc	108,298	4,198
Micro-Star International Co Ltd	557,000	3,195
Pou Chen Corp	331,000	360
Primax Electronics Ltd	76,000	213
Quanta Computer Inc	92,000	771
Radiant Opto-Electronics Corp	80,000	494
Raydium Semiconductor Corp *	14,000	156
Sitronix Technology Corp	34,000	249
Sports Gear Co Ltd	365,000	987
Synnex Technology International Corp	135,000	304
Taiwan Paiho Ltd	270,000	519
Taiwan Semiconductor Manufacturing Co Ltd	1,958,000	57,779
Taiwan Semiconductor Manufacturing Co Ltd ADR	13,608	2,337
Taiwan Surface Mounting Technology Corp	25,000	91
United Microelectronics Corp	393,000	682
Universal Microwave Technology Inc	127,000	1,386
Visual Photonics Epitaxy Co Ltd	332,000	1,474
Voltronic Power Technology Corp	20,950	1,307
Wisdom Marine Lines Co Ltd	222,000	466

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wistron Corp	231,000	$733
Wiwynn Corp *	32,000	1,901
Yang Ming Marine Transport Corp	442,000	891
		122,337

Thailand — 0.9%
Bumrungrad Hospital PCL	87,900	636
Kasikornbank PCL	120,300	508
Kasikornbank PCL NVDR	1,287,300	5,439
Krung Thai Bank PCL	872,200	472
Muangthai Capital PCL NVDR	439,900	569
Sansiri PCL	2,993,200	151
		7,775

Türkiye — 0.8%
AG Anadolu Grubu Holding AS, Cl A	53,643	519
Anadolu Efes Biracilik Ve Malt Sanayii AS	70,827	463
Dogus Otomotiv Servis ve Ticaret AS	64,376	450
Haci Omer Sabanci Holding AS	463,929	1,198
KOC Holding AS	181,286	992
Mavi Giyim Sanayi Ve Ticaret AS, Cl B	112,317	349
MLP Saglik Hizmetleri AS, Cl B *	136,294	1,319
TAB Gida Sanayi Ve Ticaret AS	46,221	217
Turk Hava Yollari AO *	107,289	946
Ulker Biskuvi Sanayi AS	56,254	244
		6,697

United Arab Emirates — 2.4%
Alef Education Holding PLC	9,481,277	3,201
Bayanat AI PLC *	530,631	334
Burjeel Holdings PLC	1,433,603	960
Emaar Development PJSC	2,621,677	6,003
Emaar Properties PJSC	4,257,756	9,784
Emirates NBD Bank PJSC	125,931	675
		20,957

United Kingdom — 0.0%
Anglogold Ashanti PLC	15,008	447

United States — 0.4%
Globant SA *	14,185	2,869
JBS S/A	47,500	292
Laureate Education Inc, Cl A	10,275	158
		3,319

Vietnam — 2.4%
Ho Chi Minh City Development Joint Stock Commercial Bank	2,824,212	3,145
Hoa Phat Group JSC *	2,540,761	2,605
Military Commercial Joint Stock Bank	6,415,731	6,409
SSI Securities Corp *	1,010,000	1,368
Vietnam Technological & Commercial Joint Stock Bank	3,225,040	3,027
Vincom Retail JSC *	1,905,059	1,471
Vinhomes JSC	1,825,800	3,046
		21,071

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zambia — 0.5%
First Quantum Minerals Ltd	345,961	$4,356

Total Common Stock
(Cost $725,366) ($ Thousands)		841,757

PREFERRED STOCK — 2.2%
Brazil — 0.5%
Bradespar SA (B)	210,800	725
Cia Energetica de Minas Gerais (B)	307,811	630
Marcopolo SA (B)	2,017,900	2,612
		3,967

Colombia — 0.1%
Banco Davivienda SA (B)	215,784	902

South Korea — 1.6%
Hyundai Motor Co (B)	45,119	6,189
LG Chem Ltd (B)	5,906	957
LG Electronics Inc (B)	25,035	905
Samsung Electronics Co Ltd (B)	137,904	6,194
		14,245

Total Preferred Stock
(Cost $19,657) ($ Thousands)		19,114
	Number of Rights
RIGHTS — 0.0%
Saudi Arabia — 0.0%
Savola Group/The, Expires 09/20/2024 *	83,464	354
Total Rights
(Cost $365) ($ Thousands)		354

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	7,663,232	7,663
Total Cash Equivalent
(Cost $7,663) ($ Thousands)		7,663
Total Investments in Securities — 98.6%
(Cost $753,051) ($ Thousands)		$868,888

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets	144	Sep-2024	$7,748	$7,920	$172

	Percentages are based on Net Assets of $881,120 ($ Thousands).	†	Investment in Affiliated Security.
*	Non-income producing security.	(A)	Level 3 security in accordance with fair value hierarchy.
**	The rate reported is the 7-day effective yield as of August 31, 2024.	(B)	No interest rate available.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$7,016	$37,741	$(37,094)	$—	$—	$7,663	$176	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 31.3%
Aerospace & Defense — 0.6%
Bleriot US Bidco Inc., 2023 Term Loan, 1st Lien
8.572%, CME Term SOFR + 3.250%, 10/30/2028 (A)(B)	$–	$—
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
9.245%, CME Term SOFR + 3.500%, 08/03/2029 (A)	1,156	1,135
TransDigm Inc., New Tranche J Term Loan, 1st Lien
7.843%, CME Term SOFR + 2.500%, 02/28/2031 (A)	315	315
TransDigm Inc., Tranche K Term Loan, 1st Lien
8.085%, CME Term SOFR + 2.750%, 03/22/2030 (A)	638	640
		2,090

Air Transport — 0.3%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.294%, CME Term SOFR + 4.750%, 04/20/2028 (A)	894	924

Automotive — 1.5%
American Auto Auction Group LLC/XLerate, Term Loan, 1st Lien
10.485%, 12/30/2027	285	285
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan
9.458%, 04/06/2028	246	247
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
7.767%, SOFRRATE + 2.500%, 10/30/2026 (A)	570	572
Belron Finance US LLC, First Incremental Term Loan, 1st Lien
7.624%, 11/13/2025	727	728
Clarios Global LP, Amendment No. 5 Dollar Term Loan, 1st Lien
7.747%, CME Term SOFR + 2.500%, 05/06/2030 (A)	898	899
Hertz Corporation, The, Initial Term B Loan, 1st Lien
8.859%, CME Term SOFR + 3.250%, 06/30/2028 (A)(B)	287	258
Hertz Corporation, The, Initial Term C Loan, 1st Lien
8.859%, CME Term SOFR + 3.250%, 06/30/2028 (A)(B)	56	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term B Loan, 1st Lien
8.344%, CME Term SOFR + 3.000%, 04/23/2031 (A)	$976	$975
Wand Newco 3, Inc., Tranche B-1 Term Loan, 1st Lien
8.497%, CME Term SOFR + 3.250%, 01/30/2031 (A)	868	868
		4,882

Building & Development — 1.0%
Artera Services, LLC, Tranche C Term Loan, 1st Lien
9.835%, 02/15/2031	499	494
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
9.097%, CME Term SOFR + 3.750%, 11/23/2027 (A)	253	244
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
8.962%, CME Term SOFR + 3.500%, 12/08/2025 (A)	833	796
Gulfside Supply INC, Term Loan
8.286%, SOFR + 3.500%, 05/29/2031 (A)(C)	295	295
Summit Materials, LLC, Incremental Cov-Lite TLB
7.804%, CME Term SOFR + 2.500%, 01/12/2029 (A)	499	501
Tutor Perini Corp., Term Loan, 1st Lien
10.208%, SOFRRATE + 3.500%, 08/18/2027 (A)	984	981
Wrench Group LLC, Initial Term Loan, 1st Lien
9.596%, 04/30/2026	205	205
		3,516

Business Equipment & Services — 5.0%
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
10.252%, CME Term SOFR + 5.000%, 08/18/2028 (A)	1,163	1,167
Albion Financing 3 S.a r.l. (Albion Financing LLC), 2024 Amended U.S. Dollar Term Loan, 1st Lien
9.826%, CME Term SOFR + 4.250%, 08/17/2029 (A)(B)	265	266
AlixPartners LLP, Initial Dollar Term Loan, 1st Lien
7.861%, 02/04/2028	873	876
Asplundh Tree Expert, LLC, 2024 Incremental Term Loan
7.094%, CME Term SOFR + 1.750%, 05/08/2031 (A)	475	476

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.944%, CME Term SOFR + 3.250%, 03/03/2025 (A)	$480	$478
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
10.944%, CME Term SOFR + 4.500%, 10/15/2026 (A)	270	270
AVSC Holding Corp., Initial Term Loan, 2nd Lien
12.708%, LIBOR + 3.500%, 09/01/2025 (A)	415	408
Boost Newco Borrower, LLC, USD Term B-1 Loan, 1st Lien
7.748%, CME Term SOFR + 2.500%, 01/31/2031 (A)	405	405
BW Holding Inc., Initial Term Loan, 1st Lien
9.497%, CME Term SOFR + 4.000%, 12/14/2028 (A)	635	568
Chart Industries, Amendment No. 7 Term Loan
7.825%, 03/15/2030	779	781
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
7.844%, 11/02/2029	225	226
Electron Bidco Inc., Initial Term Loan, 1st Lien
8.458%, CME Term SOFR + 3.000%, 11/01/2028 (A)	1,342	1,345
Ensono, Inc., Initial Term Loan, 1st Lien
9.458%, CME Term SOFR + 4.000%, 05/26/2028 (A)	80	80
9.361%, CME Term SOFR + 4.000%, 05/26/2028 (A)	763	758
Grant Thornton, Cov-Lite Term Loan B, 1st Lien
8.597%, 05/16/2031	450	451
Iqvia Inc., Incremental Term B-4 Dollar Loan
7.335%, CME Term SOFR + 2.000%, 01/02/2031 (A)	577	580
Lei Finco US LLC, Term Loan
0.000%, 07/02/2031 (A)(B)(D)	425	421
Medline Borrower, LP, Refinancing Term Loan, 1st Lien
7.847%, CME Term SOFR + 2.750%, 10/23/2028 (A)	414	414
Mermaid Bidco
8.492%, CME Term SOFR + 3.250%, 07/03/2031 (A)(B)	240	241
Project Castle Inc., Initial Term Loan, 1st Lien
10.835%, CME Term SOFR + 5.500%, 06/01/2029 (A)	42	38

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
10.832%, CME Term SOFR + 5.500%, 06/01/2029 (A)	$767	$691
R1 RCM Inc., Initial Term B Loan, 1st Lien
8.344%, 06/21/2029 (A)	401	402
Sedgwick Claims Management Services Inc., 2023 Term Loan, 1st Lien
8.252%, CME Term SOFR + 3.750%, 02/24/2028 (A)	1,146	1,147
Service Logic Acquisition Inc., Closing Date Initial Term Loan, 1st Lien
9.514%, CME Term SOFR + 4.000%, 10/29/2027 (A)	1,098	1,097
9.458%, CME Term SOFR + 4.000%, 10/29/2027 (A)	3	3
Sharp Services, LLC, Tranche C Term Loan, 1st Lien
9.085%, CME Term SOFR + 3.750%, 12/31/2028 (A)	1,012	1,012
Tempo Acquisition, LLC, Sixth Incremental Term Loan, 1st Lien
7.497%, CME Term SOFR + 2.250%, 08/31/2028 (A)	304	305
TK Elevator Midco GmbH, Facility B2 (USD), 1st Lien
8.588%, CME Term SOFR + 3.500%, 04/30/2030 (A)	517	519
United Talent Agency, LLC, 2024 Refinancing Term Loan
9.040%, 07/07/2028 (A)(C)	1,067	1,068
Waystar Technologies, Inc., Initial Term Loan, 1st Lien
7.997%, CME Term SOFR + 2.750%, 10/22/2029 (A)	590	592
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
8.208%, CME Term SOFR + 2.750%, 05/18/2025 (A)	1,175	1,175
		18,260

Cable & Satellite Television — 1.2%
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.801%, CME Term SOFR + 5.500%, 08/15/2028 (A)	1,128	855
Creative Artists Agency, LLC, Incremental Term B-2 Loan, 1st Lien
8.594%, CME Term SOFR + 3.250%, 11/27/2028 (A)	824	827
E.W. Scripps Company, The, Tranche B-3 Term Loan, 2nd Lien
3.750%, LIBOR + 3.000%, 01/07/2028 (A)	94	80

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
E.W. Scripps Company, Tranche B-2 Term Loan, 1st Lien
7.924%, 05/01/2026 (A)(B)	$271	$259
Gray Television Inc., Term D Loan, 1st Lien
8.457%, 12/01/2028	80	73
Gray Television, Inc., Term Loan B
10.592%, 05/23/2029	260	248
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
10.208%, CME Term SOFR + 3.250%, 08/19/2026 (A)	1,227	1,152
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
8.264%, LIBOR + 2.750%, 07/31/2025 (A)	28	25
Virgin Media Bristol LLC, Facility Y, 1st Lien
8.656%, CME Term SOFR + 3.250%, 03/31/2031 (A)	350	335
Virgin Media Bristol LLC, N Facility, 1st Lien
7.951%, CME Term SOFR + 2.500%, 01/31/2028 (A)	646	623
		4,477

Chemicals & Plastics — 1.1%
Aruba Investments Holdings LLC, Initial Dollar Term Loan, 1st Lien
9.444%, CME Term SOFR + 4.000%, 11/24/2027 (A)	50	49
Aruba Investments Holdings LLC, Initial Term Loan, 2nd Lien
13.194%, CME Term SOFR + 7.750%, 11/24/2028 (A)	95	91
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
8.944%, CME Term SOFR + 3.500%, 12/04/2026 (A)	657	652
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
10.846%, CME Term SOFR + 4.000%, 11/01/2028 (A)	677	528
LTI Holdings, Inc., 2024 Term Loan, 1st Lien
9.997%, CME Term SOFR + 4.750%, 07/29/2029 (A)	547	538
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
10.136%, CME Term SOFR + 4.750%, 10/15/2025 (A)	524	438
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
8.755%, CME Term SOFR + 4.000%, 03/16/2027 (A)	1,262	1,262

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wilsonart LLC, Initial Term Loan, 1st Lien
9.492%, CME Term SOFR + 4.250%, 08/05/2031 (A)	$485	$478
		4,036

Conglomerates — 0.5%
Curian Global Inc., 2021 Term Loan, 1st Lien
9.194%, 08/30/2026	3	3
9.102%, 08/30/2026	1,082	991
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.333%, CME Term SOFR + 4.000%, 08/20/2025 (A)	636	573
		1,567

Containers & Glass Products — 1.0%
Charter Next Generation, Inc., Initial Term Loan (2024), 1st Lien
8.597%, 12/01/2027	747	748
Pregis TopCo LLC, Initial Term Loan, 1st Lien
9.344%, CME Term SOFR + 3.750%, 07/31/2026 (A)	1,188	1,188
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
9.848%, CME Term SOFR + 3.197%, 10/02/2028 (A)	1,053	866
Pretium PKG Holdings, Inc., Third Amendment Tranche A Term Loan, 1st Lien
10.248%, CME Term SOFR + 2.500%, 10/02/2028 (A)	410	414
Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loan, 1st Lien
9.332%, CME Term SOFR + 4.000%, 09/15/2028 (A)	740	742
		3,958

Ecological Services & Equipment — 0.2%
Esdec Solar Group B.V., Initial Term Loan, 1st Lien
10.596%, CME Term SOFR + 5.000%, 08/30/2028 (A)(C)	178	168
GFL Environmental Inc., 2024 Refinancing Term Loan
7.321%, CME Term SOFR + 2.000%, 09/20/2030 (A)	445	445
Win Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
8.208%, CME Term SOFR + 2.750%, 03/24/2028 (A)	492	460
		1,073

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Electronics/Electrical — 4.1%
Applied Systems, Inc., Initial Term Loan (2024), 1st Lien
8.286%, CME Term SOFR + 3.500%, 02/24/2031 (A)	$868	$872
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan
9.335%, CME Term SOFR + 4.000%, 03/30/2029 (A)	1,135	1,134
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, 1st Lien
9.335%, CME Term SOFR + 4.000%, 03/30/2029 (A)	3	3
CommerceHub, Inc., Initial Term Loan, 1st Lien
9.439%, CME Term SOFR + 4.000%, 12/29/2027 (A)	213	197
Conservice Midco, LLC, Ninth Amendment Refinancing Term Loan (First Lien)
8.844%, 05/13/2027	402	402
Delta Topco, Inc., Second Amendment Refinancing Term Loan, 2nd Lien
10.596%, CME Term SOFR + 5.250%, 11/29/2030 (A)	277	279
ECL Entertainment, LLC, 2024 Refinancing Term B Loan, 1st Lien
9.344%, CME Term SOFR + 4.000%, 08/31/2030 (A)	931	934
Ellucian Holdings Inc., Term B-1 Loan, 1st Lien
8.944%, CME Term SOFR + 3.500%, 10/09/2029 (A)	764	765
Epicor Software Corporation (fka Eagle Parent Inc.), 2024 Delayed Draw Term Loan
0.000%, 05/30/2031 (A)(D)	98	99
Epicor Software Corporation (fka Eagle Parent Inc.), Term E Loan, 1st Lien
8.497%, CME Term SOFR + 3.250%, 05/30/2031 (A)	838	841
Idemia Group S.A.S. Facility B5 (USD) Term Loan
9.585%, 09/30/2028	77	77
Imprivata, Inc., 2024 Refinancing Term Loan, 1st Lien
8.752%, CME Term SOFR + 3.500%, 12/01/2027 (A)	484	485
Indemia Group S.A.S, Facility B5
9.585%, 09/30/2028	497	498
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
8.355%, CME Term SOFR + 2.750%, 10/30/2028 (A)	743	744

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Isolved, Inc., Term B-1 Loan
8.844%, 10/15/2030	$721	$724
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.497%, CME Term SOFR + 4.250%, 05/03/2028 (A)	402	400
Motus Group LLC, Initial Term Loan, 1st Lien
9.185%, CME Term SOFR + 3.750%, 12/11/2028 (A)	936	938
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
7.594%, CME Term SOFR + 2.250%, 01/31/2030 (A)	871	875
Polaris Newco LLC, Dollar Term Loan, 1st Lien
9.514%, CME Term SOFR + 4.000%, 06/02/2028 (A)	218	216
Project Boost Purchaser, LLC, Initial Term Loan, 1st Lien
8.786%, CME Term SOFR + 3.500%, 07/16/2031 (A)	1,537	1,540
Proofpoint, Inc., 2024 Refinancing Term Loan, 1st Lien
8.344%, CME Term SOFR + 3.000%, 08/31/2028 (A)(B)	844	845
Pushpay USA Inc., Term Loan
9.839%, 08/08/2031	260	258
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.652%, CME Term SOFR + 4.250%, 02/01/2029 (A)	1,022	748
Sophia L.P., Closing Date Loan, 2nd Lien
9.344%, CME Term SOFR + 3.000%, 10/09/2028 (A)(C)	468	468
Zelis Cost Management Buyer, Inc., Term Loan B-2, 1st Lien
8.094%, CME Term SOFR + 2.750%, 09/28/2029 (A)	906	906
		15,248

Financial Intermediaries — 1.1%
DS Admiral Bidco, LLC, Initial Term Loan, 1st Lien
9.591%, CME Term SOFR + 4.250%, 06/26/2031 (A)	125	121
Edelman Financial Engines Center, LLC, Term Loan, 2nd Lien
10.594%, 10/20/2028	484	481
HighTower Holding, LLC, Amendment No. 7 Term Loan, 1st Lien
8.748%, CME Term SOFR + 3.500%, 04/21/2028 (A)	742	743
Husky Injection Molding Systems Ltd.
10.326%, 02/15/2029	492	488

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Modena Buyer LLC, Initial Term Loan
9.832%, CME Term SOFR + 4.500%, 07/01/2031 (A)(B)	$–	$—
Quirch Foods Holdings LLC, 2022-1 Incremental Term Loan, 1st Lien
10.637%, CME Term SOFR + 5.000%, 10/27/2027 (A)	1,087	1,023
Rohm Holding GmbH, Facility B (USD), 1st Lien
0.000%, 07/31/2026 (B)(D)	183	176
Spring Education Group, Inc., Initial Term Loan
9.335%, CME Term SOFR + 4.500%, 10/04/2030 (A)	677	681
Victory Buyer LLC, Initial Term Loan, 1st Lien
9.142%, CME Term SOFR + 3.750%, 11/19/2028 (A)	684	653
		4,366

Food Service — 1.0%
8th Avenue Food & Provisions, Inc., 2021 Incremental Term Loan, 1st Lien
10.208%, 10/01/2025 (A)	829	786
8th Avenue Food & Provisions, Inc., Term Loan, 1st Lien
9.208%, CME Term SOFR + 3.750%, 10/01/2025 (A)	188	179
Aramark Intermediate HoldCo Corporation, U.S. Term B-8 Loan, 1st Lien
7.344%, CME Term SOFR + 2.000%, 06/22/2030 (A)	919	922
Chobani LLC, 2020 New Term Loan, 1st Lien
8.708%, 10/25/2027	570	572
IRB Holding Corp., 2024 Replacement Term B Loan, 1st Lien
8.194%, CME Term SOFR + 2.750%, 12/15/2027 (A)	866	867
Sigma Holdco B.V., Facility B7 (USD), 1st Lien
10.310%, SOFR + 4.750%, 01/02/2028 (A)(B)	–	—
		3,326

Food/Drug Retailers — 0.2%
Eagle Parent Corp., Initial Term Loan, 1st Lien
9.585%, CME Term SOFR + 4.250%, 04/02/2029 (A)	205	194
US Foods Inc., Incremental B-2019 Term Loan, 1st Lien
7.458%, CME Term SOFR + 2.000%, 09/13/2026 (A)	348	349
		543

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Health Care — 4.8%
Bach Finance Limited, Existing Dollar Term Loan, 1st Lien
9.347%, CME Term SOFR + 4.000%, 01/31/2028 (A)	$807	$811
Barentz Midco B.V., Facility B2 (USD)
9.435%, 03/03/2031	750	754
Bausch + Lomb Corp., First Incremental Term Loan
9.344%, CME Term SOFR + 4.000%, 09/29/2028 (A)	313	309
Bausch + Lomb Corp., Initial Term Loan, 1st Lien
8.661%, 05/10/2027 (A)	613	604
Bracket Intermediate Holding Corp., 2023 Refinancing Term Loan, 1st Lien
10.435%, CME Term SOFR + 5.000%, 05/08/2028 (A)	1,279	1,283
Charlotte Buyer, Inc., First Refinancing Term Loan, 1st Lien
10.077%, CME Term SOFR + 4.750%, 02/11/2028 (A)	928	933
CNT Holdings I Corp, Initial Term Loan, 2nd Lien
8.752%, CME Term SOFR + 3.500%, 11/08/2027 (A)	698	699
Concentra Health Services, Inc., Initial Term Loan, 1st Lien
7.497%, CME Term SOFR + 2.250%, 07/26/2031 (A)	65	65
Confluent Medical Technologies, Inc., Closing Date Term Loan, 1st Lien
9.085%, CME Term SOFR + 3.750%, 02/16/2029 (A)	1,128	1,129
eResearchTechnology, Inc., Tranche B-1 Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.000%, 02/04/2027 (A)	1,641	1,649
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
9.094%, CME Term SOFR + 3.750%, 07/01/2030 (A)	81	81
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.435%, CME Term SOFR + 4.000%, 10/01/2027 (A)(B)	37	34
Gainwell Acquisition Corp., Term B Loan, 2nd Lien
13.414%, CME Term SOFR + 8.000%, 10/02/2028 (A)(B)(C)	265	215
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
10.844%, CME Term SOFR + 6.000%, 10/31/2028 (A)(C)	1,180	1,171

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.402%, CME Term SOFR + 2.000%, 11/15/2027 (A)(B)	$124	$121
LifePoint Health, Inc., 2024 Refinancing Term Loan, 1st Lien
10.316%, 11/16/2028 (A)	872	874
Mamba Purchaser, Inc., Third Amendment Term Loan, 1st Lien
8.587%, CME Term SOFR + 3.250%, 10/16/2028 (A)	500	499
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
8.280%, CME Term SOFR + 3.000%, 10/19/2027 (A)(B)(C)	808	802
Option Care Health Inc., 2021 Refinancing Term Loan, 1st Lien
7.594%, CME Term SOFR + 2.750%, 10/27/2028 (A)	1,137	1,142
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
9.132%, CME Term SOFR + 4.000%, 09/20/2028 (A)(C)	354	322
Radnet Management, Inc., Initial Term Loan, 1st Lien
7.779%, CME Term SOFR + 2.500%, 04/18/2031 (A)	640	641
Select Medical Corporation, Tranche B-1 Term Loan, 1st Lien
8.344%, CME Term SOFR + 3.000%, 03/06/2027 (A)	46	47
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.062%, CME Term SOFR + 2.750%, 12/19/2030 (A)	621	622
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.594%, CME Term SOFR + 5.250%, 03/02/2027 (A)	3	3
10.502%, CME Term SOFR + 5.250%, 03/02/2027 (A)	1,070	1,018
TEAM Services Group, LLC, Incremental Term Loan, 1st Lien
0.000%, 12/20/2027 (B)(D)	225	221
WCG Purchaser Corp., 2024 Refinancing Term Loan, 1st Lien
8.747%, CME Term SOFR + 3.500%, 01/08/2027 (A)	1,193	1,194
		17,243

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Home Furnishings — 0.2%
Hunter Douglas Holdings B.V., Tranche B-1 Term Loan, 1st Lien
8.571%, CME Term SOFR + 3.500%, 02/26/2029 (A)	$410	$407
Weber-Stephen Products LLC, Initial Term B Loan
8.708%, 10/20/2027 (A)(B)	241	223
		630

Industrial Equipment — 0.6%
Alliance Laundry Systems LLC, Initial Term B Loan
8.842%, CME Term SOFR + 3.500%, 08/19/2031 (A)	488	489
Gates Corporation, Initial B-5 Dollar Term Loan
7.594%, 05/22/2031	237	237
Gates Global LLC, Initial B-4 Dollar Term Loan, 1st Lien
7.594%, CME Term SOFR + 3.000%, 11/16/2029 (A)	94	94
TMK Hawk Parent, Corp., Initial Tranche B Loan
10.561%, 06/30/2029 (C)	530	344
TMK Hawk Parent, Corp., Term Loan (PIK)
11.000%, 12/15/2031 (C)	17	17
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
7.997%, CME Term SOFR + 2.750%, 01/27/2031 (A)	1,020	1,020
		2,201

Insurance — 0.6%
Acrisure, LLC, 2024 Refinancing Term B Loan, 1st Lien
8.344%, CME Term SOFR + 3.000%, 02/15/2027 (A)	885	881
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.708%, CME Term SOFR + 3.250%, 12/23/2026 (A)	863	859
HIG Finance 2 Limited
8.741%, 04/18/2030	476	477
Ryan Specialty Group LLC, Initial Term Loan, 1st Lien
8.094%, 09/01/2027	247	248
		2,465

Leisure Goods/Activities/Movies — 1.6%
Alterra Mountain Company, Series B-5 Term Loan
8.844%, 05/31/2030	195	196

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
10.596%, CME Term SOFR + 5.000%, 09/18/2026 (A)	$933	$934
Formula One Management Limited, Facility B Loan, 1st Lien
7.585%, CME Term SOFR + 2.250%, 01/15/2030 (A)	1,107	1,111
Hard Rock Northern Indiana, Term Loan B, 1st Lien
9.735%, 12/11/2028	225	223
Life Time, Inc., New 2023 Refinancing Term Loan, 1st Lien
9.514%, CME Term SOFR + 4.000%, 01/15/2026 (A)	359	360
Recess Holdings, Inc., Amendment No. 3 Term Loan, 1st Lien
9.752%, CME Term SOFR + 4.500%, 02/21/2030 (A)	907	909
UFC Holdings LLC, Term B-3 Loan, 1st Lien
8.291%, SOFRRATE + 3.750%, 04/29/2026 (A)	1,264	1,267
		5,000

Lodging & Casinos — 1.0%
Caesars Entertainment Inc., 2023 Incremental Term B Loan, 1st Lien
8.097%, CME Term SOFR + 2.750%, 02/06/2030 (A)	1,099	1,099
Four Seasons Holdings Inc., 2024 Repricing Term Loan, 1st Lien
7.344%, 11/30/2029	591	592
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
9.585%, CME Term SOFR + 4.250%, 08/01/2030 (A)	826	826
Station Casinos LLC, Term B Facility, 1st Lien
7.594%, CME Term SOFR + 2.250%, 03/14/2031 (A)	897	896
		3,413

Oil & Gas — 0.8%
CQP Holdco LP, Amendment No.5 Refinancing Term Loan, 1st Lien
7.585%, CME Term SOFR + 2.250%, 12/31/2030 (A)	244	244
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
8.544%, 11/16/2026 (B)	350	349
ITT Holdings LLC, Refinancing Term Loan
8.444%, 10/11/2030	571	572
PG Investment Company 59 S.a r.l., Term Loan B
8.835%, 03/26/2031	575	576

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Prairie Acquiror LP, Initial Term B-2 Loan
10.094%, 08/01/2029	$820	$819
		2,560

Publishing — 0.5%
Century De Buyer LLC, Initial Term Loan, 1st Lien
9.255%, CME Term SOFR + 4.000%, 10/30/2030 (A)	1,197	1,199
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
10.595%, CME Term SOFR + 5.000%, 02/05/2029 (A)	580	582
		1,781

Retailers (Except Food & Drug) — 0.4%
Belfor Holdings Inc., Initial Tranche B-1 Term Loan, 1st Lien
9.094%, CME Term SOFR + 3.750%, 11/01/2030 (A)	763	764
LBM Acquisition, LLC, Incremental Term Loan
9.140%, 05/30/2031 (C)	665	645
		1,409

Software & Service — 0.5%
CCC Information Services Inc., Initial Term Loan, 1st Lien
7.708%, 09/21/2028	741	741
Mosel Bidco SE, Facility B (USD), 1st Lien
9.835%, CME Term SOFR + 4.750%, 09/16/2030 (A)(C)	1,148	1,155
		1,896

Surface Transport — 0.4%
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-1 Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 08/24/2028 (A)	689	691
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-2 Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 08/24/2028 (A)	266	267
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
7.335%, CME Term SOFR + 2.000%, 04/10/2031 (A)	315	315
		1,273

Telecommunications — 1.0%
Avaya Inc., Initial Term Loan, 1st Lien
12.747%, CME Term SOFR + 1.500%, 08/01/2028 (A)	1,211	1,071

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Genesys Cloud Services Holdings I, LLC, 2024 Incremental No. 2 Dollar Term Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 12/01/2027 (A)	$743	$746
Iridium Satellite LLC, Term B-4 Loan, 1st Lien
7.497%, CME Term SOFR + 2.250%, 09/20/2030 (A)	710	707
Lumen Technologies Inc., Term A Loan
11.344%, 06/01/2028	106	95
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.361%, CME Term SOFR + 3.000%, 03/09/2027 (A)	1,039	958
		3,577

Utilities — 0.1%
South Field Energy LLC, Term Loan B Advance
9.002%, CME Term SOFR + 3.750%, 08/29/2031 (A)(B)	316	316
South Field Energy LLC, Term Loan C Advance
9.002%, CME Term SOFR + 3.750%, 08/29/2031 (A)(B)	19	19
		335

Total Loan Participations
(Cost $112,409) ($ Thousands)		112,049

MORTGAGE-BACKED SECURITIES — 30.4%
Agency Mortgage-Backed Obligations — 4.3%
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
7.849%, SOFR30A + 2.500%, 04/25/2043(A)(E)	2,132	2,170
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.648%, SOFR30A + 2.300%, 05/25/2043(A)(E)	2,363	2,413
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.248%, SOFR30A + 1.900%, 06/25/2043(A)(E)	1,826	1,849
FHLMC ARM
7.299%, H15T1Y + 2.250%, 06/01/2035(A)	255	264
6.989%, RFUCCT1Y + 2.470%, 03/01/2036(A)	395	403
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	255	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.999%, SOFR30A + 1.650%, 01/25/2034(A)(E)	$124	$125
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.199%, SOFR30A + 1.850%, 01/25/2042(A)(E)	943	954
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
7.448%, SOFR30A + 2.100%, 04/25/2043(A)(E)	877	893
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.349%, SOFR30A + 2.000%, 05/25/2043(A)(E)	1,440	1,455
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
8.849%, SOFR30A + 3.500%, 05/25/2043(A)(E)	2,000	2,126
FNMA
6.000%, 09/01/2039 to 04/01/2040	179	188
3.000%, 12/01/2030	193	188
FNMA ACES, Ser 2017-M13, Cl FA
5.858%, SOFR30A + 0.514%, 10/25/2024(A)	31	31
FNMA ARM
7.550%, RFUCCT1Y + 1.800%, 05/01/2034(A)	72	74
7.331%, RFUCCT6M + 1.580%, 07/01/2034(A)	45	46
7.243%, H15T1Y + 2.220%, 08/01/2034(A)	337	349
7.020%, RFUCCT6M + 1.433%, 03/01/2035(A)	125	127
6.915%, RFUCCT1Y + 1.665%, 04/01/2033(A)	85	85
6.889%, RFUCCT1Y + 1.777%, 09/01/2034(A)	222	223
6.810%, H15T1Y + 2.205%, 05/01/2035(A)	77	80
6.705%, RFUCCT1Y + 1.872%, 10/01/2033(A)	71	73
6.597%, H15T1Y + 2.184%, 07/01/2036(A)	220	228
6.581%, RFUCCT1Y + 1.565%, 05/01/2037(A)	167	173
6.453%, H15T1Y + 2.332%, 04/01/2034(A)	187	194
6.313%, H15T1Y + 2.141%, 10/01/2033(A)	163	166
6.020%, RFUCCT1Y + 1.770%, 10/01/2033(A)	26	26

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.815%, RFUCCT1Y + 1.490%, 10/01/2035(A)	$265	$272
FNMA REMIC CMO, Ser 2010-83, Cl BA
5.000%, 08/25/2040	79	81
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	69	65

		15,574
Non-Agency Mortgage-Backed Obligations — 26.1%
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	9	8
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(E)	63	58
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(E)	68	63
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(E)	26	24
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	248	233
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(E)	40	38
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(E)	139	120
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(E)	124	106
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(A)(E)	76	74
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(E)	26	24
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	787	697
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
6.759%, TSFR1M + 1.422%, 04/15/2035(A)(E)	500	496
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AL
6.284%, TSFR1M + 0.947%, 11/15/2032(A)(E)	500	499
Banc of America Funding, Ser 2005-F, Cl 4A1
5.412%, 09/20/2035(A)	22	18
Banc of America Funding, Ser 2006-D, Cl 3A1
5.199%, 05/20/2036(A)	25	23
Banc of America Funding, Ser 2006-I, Cl 1A1
6.492%, 12/20/2036(A)	856	841

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
5.653%, 12/25/2033(A)	$472	$453
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
5.587%, 02/25/2034(A)	426	419
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
6.437%, 05/25/2034(A)	129	124
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
4.979%, 02/25/2035(A)	7	7
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	540	530
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
5.988%, 12/25/2033(A)	492	471
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
6.389%, 08/25/2034(A)	702	674
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
6.305%, 01/25/2034(A)	1,039	1,031
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
6.316%, 04/25/2034(A)	130	128
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
4.375%, 05/25/2034(A)	641	586
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.956%, 07/25/2034(A)	472	438
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.353%, 07/25/2034(A)	442	408
Bellemeade Re, Ser 2022-1, Cl M1A
7.099%, SOFR30A + 1.750%, 01/26/2032(A)(E)	83	83
BPR Trust, Ser 2022-OANA, Cl A
7.235%, TSFR1M + 1.898%, 04/15/2037(A)(E)	595	596
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(E)	27	26
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	55	50
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	46	44
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	103	94
BSPRT Issuer, Ser 2022-FL8, Cl A
6.854%, SOFR30A + 1.500%, 02/15/2037(A)(E)	262	262
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(E)	21	20

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(E)	$24	$24
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.104%, TSFR1M + 0.767%, 05/15/2038(A)(E)	173	171
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.151%, TSFR1M + 0.814%, 09/15/2036(A)(E)	195	193
BX Trust, Ser 2021-SDMF, Cl B
6.190%, TSFR1M + 0.852%, 09/15/2034(A)(E)	942	917
BX Trust, Ser 2022-LBA6, Cl A
6.337%, TSFR1M + 1.000%, 01/15/2039(A)(E)	210	208
BX Trust, Ser 2023-DELC, Cl A
8.027%, TSFR1M + 2.690%, 05/15/2038(A)(E)	1,000	1,001
BX Trust, Ser 2024-BIO, Cl A
6.979%, TSFR1M + 1.642%, 02/15/2041(A)(E)	896	890
BX, Ser 2021-MFM1, Cl C
6.652%, TSFR1M + 1.314%, 01/15/2034(A)(E)	700	692
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
7.612%, 02/25/2037(A)	44	45
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
6.330%, 06/25/2035(A)	216	214
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	–
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	72	64
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	33	30
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(E)	14	14
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	107	91
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	198	164
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	45	40
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	283	238

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-4, Cl A2
1.500%, 10/25/2066(A)(E)	$1,414	$1,188
COLT Mortgage Loan Trust, Ser 2021-5, Cl A1
1.726%, 11/26/2066(A)(E)	666	588
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	291	246
COLT Mortgage Loan Trust, Ser 2022-7, Cl A1
5.162%, 04/25/2067(E)(F)	747	741
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	96	83
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
7.449%, SOFR30A + 2.100%, 03/25/2042(A)(E)	552	560
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
7.349%, SOFR30A + 2.000%, 03/25/2042(A)(E)	756	767
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
7.249%, SOFR30A + 1.900%, 04/25/2042(A)(E)	215	216
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
8.298%, SOFR30A + 2.950%, 06/25/2042(A)(E)	873	901
Connecticut Avenue Securities Trust, Ser 2023-R01, Cl 1M1
7.748%, SOFR30A + 2.400%, 12/25/2042(A)(E)	954	983
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
7.049%, SOFR30A + 1.700%, 07/25/2043(A)(E)	507	510
Connecticut Avenue Securities Trust, Ser 2023-R07, Cl 2M1
7.298%, SOFR30A + 1.950%, 09/25/2043(A)(E)	785	789
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M2
6.999%, SOFR30A + 1.650%, 05/25/2044(A)(E)	600	601
Cross Mortgage Trust, Ser 2023-H1, Cl A1
6.615%, 03/25/2068(E)(F)	1,587	1,615
Cross Mortgage Trust, Ser 2024-H1, Cl A3
6.490%, 12/25/2068(E)(F)	758	767
Cross Mortgage Trust, Ser 2024-H2, Cl A3
6.518%, 04/25/2069(E)(F)	776	783

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
6.340%, 06/25/2034(A)	$784	$770
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	121	100
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	105	94
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
8.500%, PRIME + 0.000%, 06/15/2034(A)(E)	1,100	1,100
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(E)	29	28
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	269	236
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	430	380
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	264	255
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	364	338
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(E)	573	489
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(E)	79	66
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.153%, TSFR1M + 0.815%, 11/15/2038(A)(E)	350	345
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.749%, SOFR30A + 2.400%, 02/25/2042(A)(E)	1,000	1,024
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1B
8.849%, SOFR30A + 3.500%, 03/25/2042(A)(E)	1,000	1,050
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
7.449%, SOFR30A + 2.100%, 03/25/2042(A)(E)	888	895
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1A
7.999%, SOFR30A + 2.650%, 07/25/2042(A)(E)	152	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1B
9.349%, SOFR30A + 4.000%, 07/25/2042(A)(E)	$1,000	$1,066
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
8.448%, SOFR30A + 3.100%, 03/25/2043(A)(E)	2,000	2,104
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1B
8.598%, SOFR30A + 3.250%, 04/25/2043(A)(E)	1,000	1,057
FHLMC STACR REMIC Trust, Ser 2023-HQA2, Cl M1A
7.349%, SOFR30A + 2.000%, 06/25/2043(A)(E)	705	707
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1
7.199%, SOFR30A + 1.850%, 11/25/2043(A)(E)	961	972
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M2
7.349%, SOFR30A + 2.000%, 03/25/2044(A)(E)	250	252
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl A1
6.599%, SOFR30A + 1.250%, 03/25/2044(A)(E)	1,826	1,831
FHLMC STACR Trust, Ser 2018-DNA2, Cl M2AS
6.413%, SOFR30A + 1.064%, 12/25/2030(A)(E)	526	526
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.363%, SOFR30A + 6.014%, 10/25/2028(A)	71	74
GCAT Trust, Ser 2020-NQM2, Cl A1
2.555%, 04/25/2065(E)(F)	35	33
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(E)	124	118
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(E)	610	525
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(E)	431	358
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
6.955%, TSFR1M + 1.614%, 12/15/2036(A)(E)	500	496
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
6.855%, TSFR1M + 1.514%, 12/15/2036(A)(E)	1,000	983

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	$669	$595
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
6.310%, 01/25/2035(A)	35	33
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
4.329%, 04/25/2035(A)	112	104
GWT 2024-WLF2, Ser WLF2, Cl B
7.478%, TSFR1M + 2.141%, 05/15/2041(A)(E)	1,000	999
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
6.489%, 08/19/2034(A)	621	607
Hawaii Hotel Trust, Ser 2019-MAUI, Cl E
7.794%, TSFR1M + 2.457%, 05/15/2038(A)(E)	1,000	993
HILT COMMERCIAL MORTGAGE TRUST, Ser ORL, Cl B
7.278%, TSFR1M + 1.941%, 05/15/2037(A)(E)	1,000	994
HPLY Trust, Ser 2019-HIT, Cl B
6.792%, TSFR1M + 1.464%, 11/15/2036(A)(E)	375	373
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	159	137
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	129	108
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	128	108
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(E)(F)	316	314
Intown Mortgage Trust, Ser 2022-STAY, Cl A
7.826%, TSFR1M + 2.489%, 08/15/2039(A)(E)	1,500	1,501
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Cl A
3.287%, 01/10/2037(E)	1,000	988
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
2.032%, 01/16/2037(A)(E)	12,500	79
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
5.673%, 06/25/2035(A)	135	135
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
7.275%, 07/25/2035(A)	177	179

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.255%, 11/25/2033(A)	$36	$35
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
6.846%, 07/25/2035(A)	243	241
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
5.638%, 07/25/2035(A)	209	210
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
4.760%, 06/25/2037(A)	22	17
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.142%, TSFR1M + 0.864%, 04/25/2046(A)(E)	54	53
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
6.632%, TSFR1M + 1.295%, 05/15/2039(A)(E)	1,000	978
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.500%, 07/25/2035(A)	18	16
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
6.134%, 10/20/2029(A)	67	68
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.681%, 12/25/2034(A)	331	312
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
5.520%, 02/25/2035(A)	318	280
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
5.520%, 02/25/2035(A)	236	222
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
5.447%, 07/25/2035(A)	227	98
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
6.200%, 01/25/2037(A)	366	372
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	98	93
MF1, Ser 2022-FL8, Cl A
6.686%, TSFR1M + 1.350%, 02/19/2037(A)(E)	242	241
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(E)	402	384
MFA Trust, Ser 2020-NQM1, Cl A3
3.300%, 08/25/2049(A)(E)	615	573
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(E)	30	27
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	42	40

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(E)	$75	$70
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(E)	934	820
MHP, Ser 2021-STOR, Cl A
6.152%, TSFR1M + 0.814%, 07/15/2038(A)(E)	105	104
MHP, Ser 2022-MHIL, Cl B
6.451%, TSFR1M + 1.114%, 01/15/2027(A)(E)	912	896
MHP, Ser 2022-MHIL, Cl A
6.152%, TSFR1M + 0.815%, 01/15/2027(A)(E)	123	121
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(E)	29	28
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	58	55
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
5.378%, 11/25/2034(A)	530	503
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
5.831%, 07/25/2034(A)	195	193
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
5.988%, 10/25/2034(A)	382	369
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	985	1,008
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	99	95
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
6.892%, TSFR1M + 1.614%, 06/25/2057(A)(E)	784	793
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	253	245
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	381	369
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
6.442%, TSFR1M + 1.164%, 01/25/2048(A)(E)	1,645	1,624
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
6.292%, TSFR1M + 1.014%, 01/25/2048(A)(E)	782	765

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
6.142%, TSFR1M + 0.864%, 01/25/2048(A)(E)	$1,264	$1,235
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(E)	56	53
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	22	21
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(E)	40	37
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(E)	207	177
Oaktown Re VII, Ser 2021-2, Cl M1A
6.949%, SOFR30A + 1.600%, 04/25/2034(A)(E)	241	242
OBX Trust, Ser 2018-1, Cl A2
6.042%, TSFR1M + 0.764%, 06/25/2057(A)(E)	579	563
OBX Trust, Ser 2020-INV1, Cl A11
6.000%, TSFR1M + 1.014%, 12/25/2049(A)(E)	287	272
OBX Trust, Ser 2023-NQM8, Cl A1
7.045%, 09/25/2063(E)(F)	214	218
OBX Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063(E)(F)	652	657
OPG Trust, Ser 2021-PORT, Cl D
6.583%, TSFR1M + 1.245%, 10/15/2036(A)(E)	650	632
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(E)(F)	68	62
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.234%, 12/25/2038(A)	411	166
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(E)	10	9
Sequoia Mortgage Trust, Ser 2004-3, Cl A
6.228%, TSFR6M + 0.928%, 05/20/2034(A)	52	52
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
5.265%, 06/20/2034(A)	612	546
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,474	1,239
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(E)	72	65
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(E)	7	6

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	$284	$273
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(E)	35	32
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(E)	136	116
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
5.036%, 04/25/2035(A)	495	450
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
5.568%, 04/25/2045(A)	528	509
Toorak Mortgage Trust, Ser 2024-RRTL1, Cl A1
6.597%, 02/25/2039(E)(F)	1,200	1,213
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	1,112	975
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(E)	44	42
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.992%, TSFR1M + 0.714%, 02/25/2057(A)(E)	196	201
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	98	95
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
7.292%, TSFR1M + 2.014%, 05/25/2058(A)(E)	3,000	3,088
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	761	732
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.478%, 03/25/2064(A)(E)	938	965
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	534	488
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	607	520
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(E)(F)	13	13
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(E)	18	18
Verus Securitization Trust, Ser 2020-1, Cl A1
3.417%, 01/25/2060(E)(F)	8	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2020-4, Cl A1
2.502%, 05/25/2065(E)(F)	$17	$16
Verus Securitization Trust, Ser 2020-5, Cl A3
1.733%, 05/25/2065(E)(F)	692	657
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	128	114
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	627	561
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	77	68
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	114	97
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	584	496
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(E)	65	61
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	634	576
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	64	58
Verus Securitization Trust, Ser 2022-5, Cl A1
3.800%, 04/25/2067(E)(F)	636	610
Verus Securitization Trust, Ser 2023-3, Cl A1
5.930%, 03/25/2068(E)(F)	749	750
Verus Securitization Trust, Ser 2024-2, Cl A3
6.501%, 02/25/2069(E)(F)	765	772
Visio Trust, Ser 2020-1, Cl A3
3.521%, 08/25/2055(A)(E)	230	213
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(E)	263	242
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	797	725
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.828%, 10/25/2033(A)	432	413
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
6.762%, 08/25/2033(A)	453	452
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
6.112%, 09/25/2033(A)	483	455
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
6.591%, 10/25/2034(A)	287	278
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
5.346%, 01/25/2035(A)	759	696

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
6.562%, 12MTA + 1.400%, 04/25/2044(A)	$1,129	$1,088
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
6.088%, 08/25/2034(A)	1,212	1,180
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
7.490%, 07/25/2034(A)	91	93
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
6.601%, 10/25/2034(A)	504	489
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
8.126%, TSFR1M + 2.789%, 11/15/2027(A)(E)	1,000	1,002

		93,246
Total Mortgage-Backed Securities
(Cost $111,384) ($ Thousands)		108,820

ASSET-BACKED SECURITIES — 27.8%
Automotive — 6.3%

American Credit Acceptance Receivables Trust, Ser 2021-3, Cl E
2.560%, 11/15/2027 (E)	1,000	980
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (E)	4	4
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (E)	28	28
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	71	71
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	198	195
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	225	219
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	540	522
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (E)	34	34
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/2027 (E)	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl B
2.680%, 08/20/2026 (E)	$1,000	$977
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (E)	53	53
BMW Vehicle Lease Trust, Ser 2024-1, Cl A2A
5.100%, 07/27/2026	73	73
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A2
6.340%, 07/15/2026	20	20
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/2026	36	37
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	104	103
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	22	22
CarMax Auto Owner Trust, Ser 2022-2, Cl C
4.260%, 12/15/2027	750	744
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	69	69
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	1,530	1,545
Carmax Auto Owner Trust, Ser 2024-3, Cl A1
5.440%, 08/15/2025	65	66
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	45	44
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	25	23
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	69	66
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (E)	45	45
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (E)	20	20
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (E)	88	89
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (E)	38	38

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (E)	$88	$88
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (E)	37	37
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	78	77
Chase Auto Owner Trust, Ser 2024-4A, Cl A1
5.495%, 07/25/2025 (E)	102	102
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (E)	141	142
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (E)	114	115
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (E)	101	101
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (E)	79	79
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (E)	76	76
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (E)	24	24
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (E)	61	62
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (E)	51	52
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (E)	65	65
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/2027	918	889
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	18	18
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	2	2
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl A2
5.530%, 10/15/2026	72	72
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/2026	85	85
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (E)	21	21
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	128	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (E)	$320	$317
Flagship Credit Auto Trust, Ser 2022-3, Cl A3
4.550%, 04/15/2027 (E)	169	169
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (E)	78	78
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (E)	77	78
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	117	117
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (E)	99	99
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/2027 (E)	875	861
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (E)	3	3
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (E)	55	55
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A2
5.570%, 02/16/2027 (E)	190	190
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	18	18
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	146	146
GM Financial Consumer Automobile Receivables Trust, Ser 2021-2, Cl B
1.090%, 12/16/2026	2,000	1,939
Honda Auto Receivables Owner Trust, Ser 2021-3, Cl A4
0.600%, 12/20/2027	500	487
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A2A
5.150%, 06/15/2026 (E)	131	131
Hyundai Auto Lease Securitization Trust, Ser 2024-C, Cl A1
5.304%, 09/15/2025 (E)	100	100
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	96	96
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	435	440

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank, Ser 2021-2, Cl C
0.969%, 12/26/2028 (E)	$35	$35
JPMorgan Chase Bank, Ser 2021-3, Cl D
1.009%, 02/26/2029 (E)	213	210
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (E)	39	40
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (E)	71	71
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (E)	55	54
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A2
5.240%, 11/17/2025	42	42
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl A
6.180%, 08/25/2028 (E)	1,000	1,011
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl C
6.130%, 04/25/2029 (E)	500	506
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	32	32
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	183	183
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (E)	1,000	1,001
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (E)	292	293
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (E)	441	443
Santander Bank, Ser 2021-1A, Cl B
1.833%, 12/15/2031 (E)	38	37
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	1,330	1,301
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	270	265
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	14	14
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	142	143
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	35	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (E)	$175	$174
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (E)	101	101
SBNA Auto Lease Trust, Ser 2024-A, Cl A2
5.450%, 01/20/2026 (E)	195	195
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (E)	36	36
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (E)	51	51
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (E)	57	57
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (E)	89	90
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (E)	168	169
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/2026 (E)	116	116
Toyota Lease Owner Trust, Ser 2024-A, Cl A2A
5.330%, 07/20/2026 (E)	94	94
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (E)	7	7
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (E)	50	50
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	1,000	1,006
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (E)	116	115
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (E)	86	86
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (E)	73	74
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl A2A
5.620%, 03/15/2027 (E)	80	80
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (E)	193	194
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (E)	97	97

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2020-C, Cl A4
0.610%, 10/15/2026	$105	$105
World Omni Auto Receivables Trust, Ser 2021-C, Cl A4
0.640%, 09/15/2027	300	288
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A2A
5.470%, 11/17/2025	39	39
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	49	49
		22,635

Credit Cards — 0.1%

CARDS II Trust, Ser 2024-1A, Cl A
6.035%, SOFRRATE + 0.680%, 07/16/2029 (A)(E)	160	160

Mortgage Related Securities — 0.5%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.790%, TSFR1M + 0.794%, 01/25/2035 (A)	8	8
RCKT Mortgage Trust, Ser 2023-CES3, Cl A1A
7.113%, 11/25/2043 (A)(E)	879	896
Towd Point Mortgage Trust, Ser 2023-CES2, Cl A1A
7.294%, 10/25/2063 (A)(E)	846	864
		1,768

Other Asset-Backed Securities — 20.9%

321 Henderson Receivables VI LLC, Ser 2010-1A, Cl A
5.560%, 07/15/2059 (E)	182	182
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (E)	11	11
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (E)	3	3
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (E)	89	89
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (E)	785	737
Allegro CLO VII, Ser 2018-1A, Cl D
8.413%, TSFR3M + 3.112%, 06/13/2031 (A)(E)	400	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AMMC CLO XI, Ser 2018-11A, Cl BR2
7.117%, TSFR3M + 1.862%, 04/30/2031 (A)(E)	$1,000	$1,000
AMMC CLO XI, Ser 2018-11A, Cl CR2
7.417%, TSFR3M + 2.162%, 04/30/2031 (A)(E)	700	699
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl D
6.570%, 04/21/2031 (E)	500	518
Apidos CLO XV, Ser 2018-15A, Cl A1RR
6.554%, TSFR3M + 1.272%, 04/20/2031 (A)(E)	208	208
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
6.494%, TSFR3M + 1.212%, 10/20/2030 (A)(E)	182	182
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	75	69
Arbys Funding LLC, Ser 2020-1A, Cl A2
3.237%, 07/30/2050 (E)	696	659
Ares XXXIIR CLO, Ser 2018-32RA, Cl A1B
6.580%, TSFR3M + 1.462%, 05/15/2030 (A)(E)	725	725
Ballyrock CLO, Ser 2018-1A, Cl A1
6.544%, TSFR3M + 1.262%, 04/20/2031 (A)(E)	334	334
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	573	524
Bellemeade Re, Ser 2023-1, Cl M1A
7.549%, SOFR30A + 2.200%, 10/25/2033 (A)(E)	1,000	1,008
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl A2
6.694%, TSFR3M + 1.412%, 04/20/2031 (A)(E)	1,600	1,600
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (E)	59	58
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
6.099%, SOFR30A + 0.750%, 01/25/2070 (A)(E)	889	886
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
6.399%, SOFR30A + 1.050%, 11/25/2069 (A)(E)	522	521
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (E)	607	592
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A2
6.705%, TSFR3M + 1.587%, 05/15/2031 (A)(E)	1,000	1,000

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl A2
7.163%, TSFR3M + 1.862%, 07/15/2030 (A)(E)	$500	$500
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.524%, TSFR3M + 1.242%, 07/20/2031 (A)(E)	206	206
Carlyle US CLO, Ser 2021-3A, Cl BR
7.544%, TSFR3M + 2.262%, 07/20/2029 (A)(E)	500	499
CARS-DB4 LP, Ser 2020-1A, Cl A4
3.190%, 02/15/2050 (E)	1,525	1,504
Catskill Park CLO, Ser 2017-1A, Cl A1B
6.894%, TSFR3M + 1.612%, 04/20/2029 (A)(E)	1,000	1,000
Cedar Funding X CLO, Ser 2021-10A, Cl CR
7.594%, TSFR3M + 2.312%, 10/20/2032 (A)(E)	450	450
CF Hippolyta Issuer LLC, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (E)	989	951
CF Hippolyta Issuer LLC, Ser 2021-1A, Cl B1
1.980%, 03/15/2061 (E)	1,070	975
CIFC Funding, Ser 2018-3A, Cl AR
6.411%, TSFR3M + 1.132%, 04/19/2029 (A)(E)	269	269
CIFC Funding, Ser 2018-4A, Cl A1
6.697%, TSFR3M + 1.412%, 10/17/2031 (A)(E)	636	637
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	31	31
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	78	78
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/2051 (E)	500	472
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (E)	1,036	1,016
DB Master Finance LLC, Ser 2021-1A, Cl A2I
2.045%, 11/20/2051 (E)	676	633
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (E)	48	48
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (E)	71	71
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (E)	5	5
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (E)	66	67
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl B
2.355%, 04/15/2049 (E)	200	185

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (E)	$400	$368
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (E)	58	59
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (E)	119	117
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (E)	20	20
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (E)	47	47
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (E)	50	50
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	1,152	1,122
DRIVEN BRANDS FUNDING LLC, Ser 2019-1A, Cl A2
4.641%, 04/20/2049 (E)	1,512	1,490
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
6.463%, SOFR30A + 1.114%, 01/27/2070 (A)(E)	443	441
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (E)	583	564
Elara HGV Timeshare Issuer LLC, Ser 2021-A, Cl C
2.090%, 08/27/2035 (E)	848	793
Elara HGV Timeshare Issuer LLC, Ser 2023-A, Cl A
6.160%, 02/25/2038 (E)	732	753
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (E)	674	671
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A
7.319%, SOFR90A + 1.950%, 09/01/2026 (A)(E)	1,964	1,977
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-2A, Cl A
7.619%, SOFR90A + 2.250%, 03/01/2027 (A)(E)	607	608
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (E)	152	154
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (E)	65	65
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (E)	135	135
Hilton Grand Vacations Trust, Ser 2022-1D, Cl B
4.100%, 06/20/2034 (E)	642	632

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2023-1A, Cl C
6.940%, 01/25/2038 (E)	$984	$1,017
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/2039 (E)	532	544
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (E)	86	86
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (E)	105	106
Invitation Homes Trust, Ser 2018-SFR4, Cl C
6.852%, TSFR1M + 1.514%, 01/17/2038 (A)(E)	2,000	1,997
ITE Rail Fund Levered, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (E)	516	472
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	231	231
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
6.510%, TSFR1M + 1.164%, 11/25/2050 (A)	1,047	1,051
KKR CLO 12, Ser 2018-12, Cl AR2A
6.698%, TSFR3M + 1.397%, 10/15/2030 (A)(E)	258	258
KKR CLO 20, Ser 2017-20, Cl B
7.098%, TSFR3M + 1.812%, 10/16/2030 (A)(E)	636	637
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (E)	187	187
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (E)	180	181
LCM XXIV, Ser 2021-24A, Cl AR
6.524%, TSFR3M + 1.242%, 03/20/2030 (A)(E)	69	69
Madison Park Funding XLII, Ser 2017-13A, Cl B
7.045%, TSFR3M + 1.762%, 11/21/2030 (A)(E)	700	700
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.544%, TSFR3M + 1.262%, 07/21/2030 (A)(E)	175	175
Madison Park Funding XXIV, Ser 2024-24A, Cl BR2
6.832%, TSFR3M + 1.550%, 10/20/2029 (A)(E)	1,250	1,251
Magnetite XV, Ser 2018-15A, Cl CR
7.346%, TSFR3M + 2.062%, 07/25/2031 (A)(E)	500	501
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (E)	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (E)	$31	$31
MetroNet Infrastructure Issuer LLC, Ser 2022-1A, Cl B
7.460%, 10/20/2052 (E)	500	514
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
6.142%, TSFR1M + 0.864%, 01/25/2061 (A)	496	493
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
6.092%, TSFR1M + 0.814%, 03/25/2061 (A)	1,570	1,559
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (E)	61	60
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (E)	101	102
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (E)	195	195
Mountain View CLO LLC, Ser 2020-1A, Cl AR
6.638%, TSFR3M + 1.352%, 10/16/2029 (A)(E)	93	93
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	434	414
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	446	415
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (E)	556	571
Neuberger Berman CLO XIV, Ser 2020-14A, Cl BR2
7.025%, TSFR3M + 1.762%, 01/28/2030 (A)(E)	1,000	1,000
Neuberger Berman Loan Advisers CLO 25, Ser 2024-25A, Cl AR2
6.723%, TSFR3M + 1.400%, 07/18/2038 (A)(E)	450	450
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
6.461%, TSFR3M + 1.182%, 10/18/2030 (A)(E)	319	319
New Economy Assets Phase 1 Sponsor LLC, Ser 2021-1, Cl A1
1.910%, 10/20/2061 (E)	453	414
New Economy Assets Phase I Sponsor LLC, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (E)	750	667

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
6.592%, TSFR1M + 1.314%, 09/25/2060 (A)	$448	$448
OFSI BSL IX, Ser 2024-1A, Cl B1R
7.101%, TSFR3M + 1.800%, 07/15/2031 (A)(E)	1,000	1,000
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (E)	260	258
Palmer Square Loan Funding, Ser 2021-2A, Cl A2
6.640%, TSFR3M + 1.512%, 05/20/2029 (A)(E)	250	250
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
6.344%, TSFR3M + 1.062%, 07/20/2029 (A)(E)	44	44
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
6.363%, TSFR3M + 1.062%, 10/15/2029 (A)(E)	188	189
Palmer Square Loan Funding, Ser 2022-2A, Cl A2
7.201%, TSFR3M + 1.900%, 10/15/2030 (A)(E)	1,460	1,462
Palmer Square Loan Funding, Ser 2024-1A, Cl A1
0.000%, 10/15/2032 (A)(D)(E)	250	250
Prodigy Finance DAC, Ser 2021-1A, Cl A
6.641%, TSFR1M + 1.364%, 07/25/2051 (A)(E)	512	509
Progress Residential, Ser 2021-SFR1, Cl A
1.052%, 04/17/2038 (E)	300	284
Progress Residential, Ser 2021-SFR3, Cl E2
2.688%, 05/17/2026 (E)	960	901
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (E)	32	32
Race Point IX CLO, Ser 2021-9A, Cl A1A2
6.503%, TSFR3M + 1.202%, 10/15/2030 (A)(E)	160	160
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
8.000%, PRIME + -0.500%, 12/27/2044 (A)(E)	186	185
Retained Vantage Data Centers Issuer LLC, Ser 2023-1A, Cl A2A
5.000%, 09/15/2048 (E)	500	492
Saranac Clo VII, Ser 2017-2A, Cl BR
7.140%, TSFR3M + 2.012%, 11/20/2029 (A)(E)	690	690

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Saratoga Investment Senior Loan Fund, Ser 2022-1A, Cl D
11.892%, TSFR3M + 6.610%, 10/20/2033 (A)(E)	$300	$301
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (E)	177	179
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A3
6.170%, 05/20/2032 (E)	1,000	1,044
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
6.201%, TSFR1M + 0.864%, 11/15/2035 (A)(E)	775	773
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
6.451%, TSFR1M + 1.114%, 06/15/2037 (A)(E)	514	515
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
6.242%, TSFR1M + 0.964%, 09/15/2054 (A)(E)	1,428	1,425
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
6.181%, TSFR1M + 0.844%, 01/15/2053 (A)(E)	1,502	1,492
STAR Trust, Ser 2021-SFR1, Cl C
6.502%, TSFR1M + 1.164%, 04/17/2038 (A)(E)	1,000	982
STAR Trust, Ser 2021-SFR1, Cl D
6.752%, TSFR1M + 1.414%, 04/17/2038 (A)(E)	1,000	984
STAR Trust, Ser 2021-SFR2, Cl C
7.051%, TSFR1M + 1.714%, 01/17/2039 (A)(E)	1,500	1,484
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
6.392%, TSFR1M + 1.114%, 09/25/2034 (A)	1,915	1,879
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
6.404%, TSFR1M + 1.054%, 09/25/2034 (A)	628	640
Symphony Static CLO I, Ser 2021-1A, Cl A
6.376%, TSFR3M + 1.092%, 10/25/2029 (A)(E)	631	631
Symphony Static CLO I, Ser 2021-1A, Cl B
6.996%, TSFR3M + 1.712%, 10/25/2029 (A)(E)	250	250
Taco Bell Funding LLC, Ser 2016-1A, Cl A23
4.970%, 05/25/2046 (E)	759	756
TAL Advantage VII LLC, Ser 2020-1A, Cl B
3.290%, 09/20/2045 (E)	883	829

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCI-Flatiron CLO, Ser 2017-1A, Cl B
6.923%, TSFR3M + 1.822%, 11/18/2030 (A)(E)	$500	$500
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (E)	714	634
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063 (A)(E)	396	382
Tricon Residential Trust, Ser 2021-SFR1, Cl E1
2.794%, 07/17/2038 (E)	100	94
Tricon Residential Trust, Ser 2021-SFR1, Cl E2
2.894%, 07/17/2038 (E)	180	169
Trimaran Cavu, Ser 2019-1A, Cl D
9.694%, TSFR3M + 4.412%, 07/20/2032 (A)(E)	600	602
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (E)	68	69
Voya CLO, Ser 2020-2A, Cl A1RR
6.567%, TSFR3M + 1.282%, 04/17/2030 (A)(E)	62	62
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (E)	732	736
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (E)	15	15
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	788	735
Zais Clo 14, Ser 2024-14A, Cl B1R2
6.801%, TSFR3M + 1.500%, 04/15/2032 (A)(E)	1,000	1,001
		74,764

Total Asset-Backed Securities
(Cost $98,054) ($ Thousands)		99,327

CORPORATE OBLIGATIONS — 4.4%
Communication Services — 0.2%
Level 3 Financing
11.000%, 11/15/2029 (E)	200	219
Univision Communications
8.000%, 08/15/2028 (E)	300	304
Verizon Communications
1.450%, 03/20/2026	225	214

		737

Consumer Discretionary — 0.4%
AutoZone
5.050%, 07/15/2026	150	151
Caesars Entertainment
7.000%, 02/15/2030 (E)	300	311

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hyundai Capital America
5.450%, 06/24/2026 (E)	$125	$127
IRB Holding
7.000%, 06/15/2025 (E)	700	699

		1,288

Energy — 0.3%
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (E)	300	291
Occidental Petroleum
5.875%, 09/01/2025	175	176
ONEOK
5.550%, 11/01/2026	200	204
Ovintiv
5.650%, 05/15/2025	175	175
Williams
5.400%, 03/02/2026	125	126

		972

Financials — 2.0%
Athene Global Funding
5.684%, 02/23/2026 (E)	100	101
5.349%, 07/09/2027 (E)	90	92
Bank of America
5.650%, 08/18/2025	250	252
Bank of America MTN
1.530%, SOFRRATE + 0.650%, 12/06/2025 (A)	225	223
Bank of Nova Scotia
5.450%, 06/12/2025	125	125
BPCE
2.375%, 01/14/2025 (E)	250	247
Brookfield Property
4.500%, 04/01/2027 (E)	392	378
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	90	92
Capital One Financial
4.250%, 04/30/2025	50	50
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	225	226
3.290%, SOFRRATE + 1.528%, 03/17/2026 (A)	225	223
Corebridge Financial
3.500%, 04/04/2025	125	124
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(E)	200	203
Deutsche Bank NY
6.592%, SOFRRATE + 1.219%, 11/16/2027 (A)	325	324
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (E)	125	121

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	$125	$126
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (A)	175	176
Huntington Bancshares
4.000%, 05/15/2025	125	124
JPMorgan Chase
6.259%, SOFRRATE + 0.885%, 04/22/2027 (A)	475	477
5.546%, SOFRRATE + 1.070%, 12/15/2025 (A)	200	200
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	225	215
Macquarie Group MTN
6.075%, SOFRRATE + 0.710%, 10/14/2025 (A)(E)	300	300
Morgan Stanley
0.985%, SOFRRATE + 0.720%, 12/10/2026 (A)	225	214
Morgan Stanley MTN
1.164%, SOFRRATE + 0.560%, 10/21/2025 (A)	225	224
Nasdaq
5.650%, 06/28/2025	125	126
Pacific Life Global Funding II
5.500%, 08/28/2026 (E)	125	127
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/2024 (E)	585	584
Societe Generale
6.423%, SOFRRATE + 1.050%, 01/21/2026 (A)(E)	275	275
Toronto-Dominion Bank MTN
5.959%, SOFRRATE + 0.590%, 09/10/2026 (A)	300	299
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (E)	200	200
Wells Fargo MTN
2.164%, TSFR3M + 1.012%, 02/11/2026 (A)	225	222
Wells Fargo Bank
5.550%, 08/01/2025	250	252
4.811%, 01/15/2026	250	251

		7,173

Health Care — 0.2%
Baxter International
5.824%, SOFRINDX + 0.440%, 11/29/2024 (A)	275	275
Grifols
4.750%, 10/15/2028 (E)	400	380

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HCA
5.375%, 02/01/2025	$200	$200

		855

Industrials — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.500%, 01/15/2025	150	149
American Airlines
5.500%, 04/20/2026 (E)	117	116
CP Atlas Buyer
7.000%, 12/01/2028 (E)	400	344
Trident TPI Holdings
12.750%, 12/31/2028 (E)	675	741
Wilsonart LLC
11.000%, 08/15/2032 (E)	299	291

		1,641

Materials — 0.4%
International Flavors and Fragrances
1.230%, 10/01/2025 (E)	150	144
Kobe US Midco 2
9.250%cash/0% PIK, 11/01/2026 (E)	900	738
OCI
4.625%, 10/15/2025 (E)	500	496

		1,378

Real Estate — 0.2%
ERP Operating
3.375%, 06/01/2025	125	123
Iron Mountain
4.875%, 09/15/2027 (E)	500	491
Realty Income
3.875%, 04/15/2025	125	124

		738

Utilities — 0.3%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (E)	100	102
American Electric Power
5.699%, 08/15/2025	150	151
Consumers Securitization Funding LLC, Ser 2023
5.550%, 03/01/2028	70	71
Emera US Finance
3.550%, 06/15/2026	125	122
NextEra Energy Capital Holdings
4.255%, 09/01/2024	275	275
Southern California Edison
5.350%, 03/01/2026	125	126

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spire
5.300%, 03/01/2026	$150	$151

		998

Total Corporate Obligations
(Cost $15,910) ($ Thousands)		15,780

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bills
5.327%, 09/10/2024 (G)(H)	1,275	1,274
5.312%, 09/03/2024 (G)	1,700	1,700
5.224%, 11/19/2024 (G)	800	791
5.215%, 09/26/2024 (G)	1,200	1,196
5.203%, 11/26/2024 (G)	1,600	1,581
5.001%, 12/24/2024 (G)	750	739

Total U.S. Treasury Obligations
(Cost $7,278) ($ Thousands)		7,281

	Number of Warrants
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(C)	5,986	507

Total Warrants
(Cost $111) ($ Thousands)		507

	Shares
COMMON STOCK — 0.1%
Air Methods *(C)	2,388	202
TMK Hawk Parent Corp. *(C)(I)	7,227	77

Total Common Stock
(Cost $109) ($ Thousands)		279

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	9,762,750	9,763
Total Cash Equivalent
(Cost $9,763) ($ Thousands)		9,763

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT(J) — 0.1%
BNP Paribas
5.320%, dated 08/30/2024 to be repurchased on 09/03/2024, repurchase price $300,177 (collateralized by various U.S. Government and Treasury obligations, ranging in par value $1,025 - $185,753, 2.590% - 6.146%, 01/01/2030 – 08/01/2052; with total market value $304,763)	$300	$300
Total Repurchase Agreement
(Cost $300) ($ Thousands)		300

Total Investments in Securities — 99.0%
(Cost $355,318) ($ Thousands)		$354,106

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Opportunistic Income Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Short Contracts
U.S. 2-Year Treasury Note	(22)	Dec-2024	$(4,572)	$(4,566)	$6
U.S. 10-Year Treasury Note	(27)	Dec-2024	(3,091)	(3,066)	25
			$(7,663)	$(7,632)	$31

Percentages are based on Net Assets of $357,830 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.

(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $176,766 ($ Thousands), representing 49.4% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(I)

Security considered restricted, excluding 144A. The total market value of such securities as of August 31, 2024 was $77 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(J)	Tri-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$18,309	$56,783	$(65,329)	$—	$—	$9,763	$106	$—

A list of the restricted securities, excluding 144a, held by the Fund at August 31, 2024, is as follows:

Description	Shares	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
TMK Hawk Parent Corp.	7,227	4/1/2024	$77	$77
			$77	$77

Amounts designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 41.1%
Agency Mortgage-Backed Obligations — 35.9%
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.999%, SOFR30A + 1.650%, 12/25/2041(A)(B)	$6,500	$6,557
FHLMC
7.500%, 08/01/2030 to 12/01/2036	113	116
7.000%, 09/01/2025 to 03/01/2039	32	34
6.500%, 10/01/2031 to 04/01/2054	7,891	8,162
6.000%, 01/01/2028 to 04/01/2054	46,749	47,977
5.500%, 02/01/2035 to 06/01/2054	39,174	39,690
5.000%, 08/01/2033 to 05/01/2053	20,220	20,145
4.500%, 11/01/2025 to 08/01/2053	35,968	35,216
4.000%, 09/01/2040 to 02/01/2053	38,735	37,237
3.500%, 03/01/2033 to 11/01/2052	44,865	41,910
3.000%, 08/01/2031 to 06/01/2052	107,153	96,913
2.500%, 10/01/2031 to 07/01/2052	155,503	134,672
2.000%, 01/01/2037 to 05/01/2052	182,768	154,144
1.500%, 11/01/2040 to 08/01/2051	29,210	23,396
FHLMC ARM
7.516%, RFUCCT1Y + 2.330%, 05/01/2036(B)	24	25
6.170%, RFUCCT1Y + 1.926%, 12/01/2036(B)	26	27
5.845%, RFUCCT1Y + 1.595%, 10/01/2036(B)	9	9
4.220%, SOFR30A + 2.305%, 05/01/2053(B)	3,541	3,492
3.963%, SOFR30A + 2.140%, 08/01/2052(B)	1,300	1,255
3.150%, RFUCCT1Y + 1.640%, 11/01/2048(B)	981	983
3.098%, RFUCCT1Y + 1.621%, 02/01/2050(B)	686	670
3.006%, RFUCCT1Y + 1.627%, 11/01/2048(B)	2,391	2,301
2.919%, RFUCCT1Y + 1.619%, 11/01/2047(B)	839	830
2.635%, RFUCCT1Y + 1.634%, 12/01/2050(B)	184	173
2.131%, H15T5Y + 1.287%, 03/01/2047(B)	402	386
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(B)	2,000	110
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	848
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.301%, 11/25/2032(B)	15,289	207
FHLMC Multifamily Structured Pass Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(B)	600	592

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl X1, IO
0.706%, 03/25/2029(B)	$3,933	$89
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
1.082%, 05/25/2029(B)	3,823	138
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
1.012%, 06/25/2029(B)	2,954	104
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.282%, 06/25/2029(B)	6,800	333
FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Cl XAM, IO
1.375%, 06/25/2029(B)	700	37
FHLMC Multifamily Structured Pass Through Certificates, Ser K101, Cl X1, IO
0.945%, 10/25/2029(B)	1,675	58
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.439%, 01/25/2030(B)	3,295	196
FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Cl X1, IO
1.129%, 10/25/2030(B)	5,429	269
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.609%, 03/25/2031(B)	17,910	478
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.443%, 09/25/2031(B)	15,606	324
FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Cl X1, IO
0.494%, 12/25/2031(B)	8,752	182
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.403%, 03/25/2032(B)	6,791	133
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.450%, 04/25/2055(B)	6,982	161
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.430%, 06/25/2055(B)	7,978	176
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.488%, 06/25/2032(B)	11,468	295
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.404%, 08/25/2032(B)	11,263	233
FHLMC Multifamily Structured Pass Through Certificates, Ser K-151, Cl X1, IO
0.330%, 10/25/2032(B)	18,980	294
FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Cl X1, IO
0.690%, 12/25/2035(B)	16,361	745

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Cl X1, IO
0.578%, 02/25/2036(B)	$4,971	$186
FHLMC Multifamily Structured Pass Through Certificates, Ser K-154, Cl X1, IO
0.527%, 01/25/2033(B)	6,798	188
FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Cl X1, IO
1.404%, 07/25/2026(B)	947	17
FHLMC Multifamily Structured Pass Through Certificates, Ser K737, Cl X1, IO
0.740%, 10/25/2026(B)	8,148	82
FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Cl X1, IO
0.649%, 12/25/2027(B)	2,972	46
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.862%, 03/25/2028(B)	6,143	109
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.362%, 06/25/2027(B)	1,522	33
FHLMC Multifamily Structured Pass Through Certificates, Ser KG06, Cl X1, IO
0.627%, 10/25/2031(B)	3,095	93
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	446	472
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	397	417
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	4	4
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	31	32
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	13	13
FHLMC REMIC CMO, Ser 2003-2671, Cl S
4.734%, 09/15/2033(B)	18	19
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	37	36
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	86	87
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(C)	2	2
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
0.562%, 05/15/2038(B)	28	2
FHLMC REMIC CMO, Ser 2009-3546, Cl A
5.725%, 02/15/2039(B)	23	23
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
0.762%, 01/15/2040(B)	42	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2010-3693, Cl FC
5.968%, SOFR30A + 0.614%, 07/15/2040(B)	$517	$514
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
0.482%, 05/15/2041(B)	235	17
FHLMC REMIC CMO, Ser 2011-3919, Cl FA
5.968%, SOFR30A + 0.614%, 09/15/2041(B)	496	492
FHLMC REMIC CMO, Ser 2011-3951, Cl FN
5.918%, SOFR30A + 0.564%, 11/15/2041(B)	380	376
FHLMC REMIC CMO, Ser 2011-3958, Cl AF
5.918%, SOFR30A + 0.564%, 11/15/2041(B)	471	467
FHLMC REMIC CMO, Ser 2011-3975, Cl CF
5.958%, SOFR30A + 0.604%, 12/15/2041(B)	372	369
FHLMC REMIC CMO, Ser 2011-3975, Cl FA
5.958%, SOFR30A + 0.604%, 12/15/2041(B)	450	446
FHLMC REMIC CMO, Ser 2012-3990, Cl FG
5.918%, SOFR30A + 0.564%, 01/15/2042(B)	555	550
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	178	168
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
1.142%, 04/15/2042(B)	22	2
FHLMC REMIC CMO, Ser 2012-4047, Cl CX
3.500%, 05/15/2042	2,071	1,923
FHLMC REMIC CMO, Ser 2012-4059, Cl FP
5.918%, SOFR30A + 0.564%, 06/15/2042(B)	619	613
FHLMC REMIC CMO, Ser 2012-4091, Cl FN
5.868%, SOFR30A + 0.514%, 08/15/2042(B)	608	600
FHLMC REMIC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	832	776
FHLMC REMIC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	666	625
FHLMC REMIC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	1,023	957
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	675	652
FHLMC REMIC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	709	623
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	154	13
FHLMC REMIC CMO, Ser 2012-4122, Cl FP
5.868%, SOFR30A + 0.514%, 10/15/2042(B)	740	727
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	1,473	1,427

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	$133	$21
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	505	433
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	521	430
FHLMC REMIC CMO, Ser 2013-4240, Cl FA
5.968%, SOFR30A + 0.614%, 08/15/2043(B)	1,933	1,901
FHLMC REMIC CMO, Ser 2013-4286, Cl VF
5.918%, SOFR30A + 0.564%, 12/15/2043(B)	1,424	1,400
FHLMC REMIC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	890	787
FHLMC REMIC CMO, Ser 2016-4544, Cl P
2.500%, 01/15/2046	4,053	3,557
FHLMC REMIC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	3,297	3,119
FHLMC REMIC CMO, Ser 2016-4587, Cl AF
5.818%, SOFR30A + 0.464%, 06/15/2046(B)	994	990
FHLMC REMIC CMO, Ser 2016-4604, Cl FB
5.868%, SOFR30A + 0.514%, 08/15/2046(B)	2,629	2,588
FHLMC REMIC CMO, Ser 2016-4611, Cl BF
5.868%, SOFR30A + 0.514%, 06/15/2041(B)	6,499	6,423
FHLMC REMIC CMO, Ser 2016-4620, Cl LF
5.868%, SOFR30A + 0.514%, 10/15/2046(B)	953	942
FHLMC REMIC CMO, Ser 2016-4628, Cl KF
5.968%, SOFR30A + 0.614%, 01/15/2055(B)	973	953
FHLMC REMIC CMO, Ser 2017-4709, Cl FA
5.768%, SOFR30A + 0.414%, 08/15/2047(B)	688	677
FHLMC REMIC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	950	878
FHLMC REMIC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	740	663
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,153	1,055
FHLMC REMIC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	725	648
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	255	225
FHLMC REMIC CMO, Ser 2018-4826, Cl KF
5.768%, SOFR30A + 0.414%, 09/15/2048(B)	632	616
FHLMC REMIC CMO, Ser 2018-4854, Cl FB
5.768%, SOFR30A + 0.414%, 01/15/2049(B)	1,823	1,797
FHLMC REMIC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	2,914	2,786

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	$116	$105
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,040	956
FHLMC REMIC CMO, Ser 2019-4903, Cl NF
5.863%, SOFR30A + 0.514%, 08/25/2049(B)	586	575
FHLMC REMIC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	1,295	1,196
FHLMC REMIC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	1,282	1,140
FHLMC REMIC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	832	786
FHLMC REMIC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	740	625
FHLMC REMIC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	545	480
FHLMC REMIC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	790	662
FHLMC REMIC CMO, Ser 2020-4979, Cl UC
1.500%, 06/25/2050	2,384	1,908
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	3,805	857
FHLMC REMIC CMO, Ser 2020-4988, Cl KF
5.813%, SOFR30A + 0.464%, 07/25/2050(B)	1,063	1,045
FHLMC REMIC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	457	378
FHLMC REMIC CMO, Ser 2020-4993, Cl KF
5.913%, SOFR30A + 0.564%, 07/25/2050(B)	5,657	5,534
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,575	244
FHLMC REMIC CMO, Ser 2020-5004, Cl FM
5.813%, SOFR30A + 0.464%, 08/25/2050(B)	1,177	1,143
FHLMC REMIC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	1,051	167
FHLMC REMIC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	500	73
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	5,776	1,200
FHLMC REMIC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	613	102
FHLMC REMIC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	782	105

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	$1,087	$999
FHLMC REMIC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	328	47
FHLMC REMIC CMO, Ser 2020-5050, Cl IE, IO
2.000%, 12/25/2050	1,957	242
FHLMC REMIC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	793	793
FHLMC REMIC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	1,498	253
FHLMC REMIC CMO, Ser 2020-5063, Cl AI, IO
2.000%, 01/25/2051	1,506	201
FHLMC REMIC CMO, Ser 2020-5068, Cl AI, IO
3.000%, 11/25/2050	585	97
FHLMC REMIC CMO, Ser 2021-5069, Cl MI, IO
2.500%, 02/25/2051	497	76
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	5,189	1,071
FHLMC REMIC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,208	145
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	2,045	1,663
FHLMC REMIC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	1,284	1,066
FHLMC REMIC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	670	585
FHLMC REMIC CMO, Ser 2021-5093, Cl IY, IO
4.500%, 12/25/2050	2,312	500
FHLMC REMIC CMO, Ser 2021-5115, Cl IO, IO
4.500%, 10/25/2049	1,837	389
FHLMC REMIC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	1,357	1,196
FHLMC REMIC CMO, Ser 2021-5118, Cl NI, IO
2.000%, 02/25/2051	2,223	284
FHLMC REMIC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	1,215	1,100
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	1,188	953
FHLMC REMIC CMO, Ser 2021-5119, Cl QF
5.549%, SOFR30A + 0.200%, 06/25/2051(B)	1,701	1,614
FHLMC REMIC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,596	223
FHLMC REMIC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	861	714

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2021-5159, Cl IP, IO
3.000%, 11/25/2051	$1,389	$195
FHLMC REMIC CMO, Ser 2021-5161, Cl IO, IO
2.000%, 03/25/2051	1,554	212
FHLMC REMIC CMO, Ser 2021-5173, Cl LI, IO
2.500%, 05/25/2050	754	119
FHLMC REMIC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	1,896	1,687
FHLMC REMIC CMO, Ser 2021-5180, Cl IN, IO
3.000%, 07/25/2051	1,298	262
FHLMC REMIC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	1,137	1,017
FHLMC REMIC CMO, Ser 2021-5184, Cl AB
2.500%, 05/25/2048	798	723
FHLMC REMIC CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	145	134
FHLMC REMIC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	1,604	1,463
FHLMC REMIC CMO, Ser 2022-5202, Cl IN, IO
3.000%, 01/25/2047	695	88
FHLMC REMIC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	1,722	1,522
FHLMC REMIC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	2,461	2,264
FHLMC REMIC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	850	770
FHLMC REMIC CMO, Ser 2022-5202, Cl MB
3.000%, 11/25/2048	2,701	2,479
FHLMC REMIC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	1,251	1,118
FHLMC REMIC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	1,568	1,466
FHLMC REMIC CMO, Ser 2022-5206, Cl CA
3.000%, 02/25/2047	1,199	1,104
FHLMC REMIC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	1,739	1,559
FHLMC REMIC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	1,680	1,544
FHLMC REMIC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	1,680	1,544
FHLMC REMIC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	1,208	1,127
FHLMC REMIC CMO, Ser 2022-5214, Cl BY
3.000%, 04/25/2052	1,231	1,027
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,375	1,280
FHLMC REMIC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	2,561	2,442
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,845

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	$855	$822
FHLMC REMIC CMO, Ser 2022-5261, Cl IB, IO
3.000%, 01/25/2050	1,219	198
FHLMC REMIC CMO, Ser 2022-5274, Cl IO, IO
2.500%, 01/25/2051	1,254	211
FHLMC REMIC CMO, Ser 2023-5293, Cl KI, IO
2.000%, 02/25/2051	1,842	239
FHLMC REMIC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	5,423	688
FHLMC REMIC CMO, Ser 2023-5293, Cl CI, IO
2.500%, 04/25/2051	3,072	446
FHLMC REMIC CMO, Ser 2023-5335, Cl FB
6.168%, SOFR30A + 0.814%, 10/15/2039(B)	2,156	2,156
FHLMC REMIC CMO, Ser 2023-5338, Cl FH
5.768%, SOFR30A + 0.414%, 04/15/2045(B)	2,103	2,053
FHLMC REMIC CMO, Ser 2023-5377, Cl IO, IO
2.500%, 12/25/2051	1,901	244
FHLMC REMIC CMO, Ser 2024-5386, Cl DM
2.000%, 03/25/2044	1,348	986
FHLMC REMIC CMO, Ser 2024-5389, Cl IC, IO
4.500%, 11/25/2051	475	108
FHLMC REMIC CMO, Ser 2024-5389, Cl IB, IO
2.500%, 10/25/2051	767	101
FHLMC REMIC CMO, Ser 2024-5396, Cl HF
6.299%, SOFR30A + 0.950%, 04/25/2054(B)	2,934	2,948
FHLMC REMIC CMO, Ser 2024-5397, Cl IC, IO
3.500%, 04/25/2052	1,439	259
FHLMC REMIC CMO, Ser 2024-5399, Cl FB
6.249%, SOFR30A + 0.900%, 04/25/2054(B)	1,670	1,669
FHLMC REMIC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	1,201	1,043
FHLMC REMIC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	1,400	1,214
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.849%, SOFR30A + 1.500%, 10/25/2041(A)(B)	2,300	2,309
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.349%, SOFR30A + 1.000%, 01/25/2042(A)(B)	2,359	2,359

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.649%, SOFR30A + 1.300%, 02/25/2042(A)(B)	$1,186	$1,188
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.549%, SOFR30A + 2.200%, 05/25/2042(A)(B)	310	316
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,413	1,307
FHLMC STRIPS CMO, Ser 2012-271, Cl F5
5.968%, SOFR30A + 0.614%, 08/15/2042(B)	658	648
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	705	656
FHLMC STRIPS CMO, Ser 2012-272, Cl F1
5.968%, SOFR30A + 0.614%, 08/15/2042(B)	1,055	1,039
FHLMC STRIPS CMO, Ser 2012-280, Cl F1
5.968%, SOFR30A + 0.614%, 09/15/2042(B)	1,079	1,063
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
0.532%, 12/15/2046(B)	395	49
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,934	1,764
FNMA
8.000%, 01/01/2030 to 06/01/2031	9	9
7.500%, 02/01/2031 to 01/01/2054	4,116	4,327
7.000%, 09/01/2026 to 01/01/2054	8,092	8,464
6.500%, 05/01/2027 to 08/01/2054	8,620	9,018
6.000%, 02/01/2032 to 07/01/2054	29,498	30,270
5.500%, 12/01/2033 to 08/01/2054	48,761	49,312
5.350%, 07/01/2033	100	105
5.000%, 05/01/2034 to 05/01/2054	42,264	42,196
4.500%, 11/01/2031 to 01/01/2059	82,073	80,365
4.270%, 10/01/2032	195	194
4.200%, 01/01/2029	1,665	1,667
4.000%, 01/01/2027 to 06/01/2057	104,455	100,008
3.500%, 07/01/2031 to 06/01/2052	96,092	89,989
3.310%, 03/01/2028	1,862	1,818
3.020%, 05/01/2026	1,265	1,236
3.000%, 05/01/2029 to 07/01/2060	290,352	263,032
2.810%, 04/01/2025	250	246
2.500%, 03/01/2035 to 09/01/2061	145,375	126,992
2.000%, 05/01/2036 to 04/01/2052	291,930	245,567
1.850%, 09/01/2035	1,030	899
1.500%, 04/01/2041 to 03/01/2051	12,843	10,228
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.157%, 01/25/2025(B)	46,191	2
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	113	102
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	572

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	$301	$291
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	161	142
FNMA ARM
5.809%, RFUCCT1Y + 1.559%, 12/01/2035(B)	7	8
4.648%, SOFR30A + 2.130%, 08/01/2052(B)	2,176	2,167
4.620%, SOFR30A + 2.123%, 08/01/2052(B)	2,070	2,047
4.609%, SOFR30A + 2.126%, 08/01/2052(B)	2,671	2,656
4.361%, SOFR30A + 2.125%, 07/01/2052(B)	2,377	2,349
4.208%, SOFR30A + 2.128%, 11/01/2052(B)	1,487	1,468
4.137%, SOFR30A + 2.132%, 10/01/2052(B)	4,593	4,533
4.112%, SOFR30A + 2.120%, 07/01/2052(B)	1,876	1,825
4.110%, SOFR30A + 2.120%, 09/01/2052(B)	1,829	1,804
3.943%, SOFR30A + 2.120%, 08/01/2052(B)	540	522
3.601%, RFUCCT1Y + 1.603%, 03/01/2050(B)	2,084	2,106
2.772%, RFUCCT1Y + 1.606%, 06/01/2050(B)	915	870
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	56	6
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	81	11
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	150	4
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	274	52
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	150	3
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	281	51
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	231	36
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	909	835

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	$1,343	$1,277
FNMA Interest STRIPS CMO, Ser 2022-427, Cl C21, IO
2.000%, 03/25/2050	2,380	291
FNMA Interest STRIPS CMO, Ser 2023-428, Cl C14, IO
2.500%, 01/25/2048	856	98
FNMA Interest STRIPS CMO, Ser 2023-436, Cl C32, IO
2.000%, 10/25/2052	3,301	418
FNMA Interest STRIPS CMO, Ser 2024-440, Cl C6, IO
2.000%, 10/25/2052	1,831	218
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	6	6
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	25	25
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	7	7
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(B)	4	4
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	163	170
FNMA REMIC CMO, Ser 2005-74, Cl CS
4.996%, 05/25/2035(B)	4	4
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
1.287%, 11/25/2036(B)	78	6
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
1.737%, 01/25/2037(B)	170	18
FNMA REMIC CMO, Ser 2006-33, Cl LS
5.565%, 05/25/2036(B)	25	30
FNMA REMIC CMO, Ser 2006-46, Cl SW
4.168%, 06/25/2036(B)	19	22
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
1.187%, 03/25/2036(B)	17	1
FNMA REMIC CMO, Ser 2007-64, Cl FA
5.933%, SOFR30A + 0.584%, 07/25/2037(B)	4	4
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
1.237%, 07/25/2037(B)	63	7
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	5	6
FNMA REMIC CMO, Ser 2009-103, Cl MB
6.919%, 12/25/2039(B)	35	35
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(C)	279	246
FNMA REMIC CMO, Ser 2010-107, Cl FB
5.873%, SOFR30A + 0.524%, 09/25/2040(B)	497	492
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	583	576

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
1.017%, 04/25/2040(B)	$277	$34
FNMA REMIC CMO, Ser 2011-117, Cl FA
5.913%, SOFR30A + 0.564%, 11/25/2041(B)	1,002	993
FNMA REMIC CMO, Ser 2011-117, Cl AF
5.913%, SOFR30A + 0.564%, 11/25/2041(B)	434	430
FNMA REMIC CMO, Ser 2011-127, Cl FC
5.913%, SOFR30A + 0.564%, 12/25/2041(B)	462	458
FNMA REMIC CMO, Ser 2011-142, Cl EF
5.963%, SOFR30A + 0.614%, 01/25/2042(B)	526	523
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.832%, 02/25/2051(B)	29	30
FNMA REMIC CMO, Ser 2011-75, Cl FA
6.013%, SOFR30A + 0.664%, 08/25/2041(B)	17	17
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
1.087%, 10/25/2041(B)	516	41
FNMA REMIC CMO, Ser 2012-106, Cl FA
5.803%, SOFR30A + 0.454%, 10/25/2042(B)	427	422
FNMA REMIC CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	725	663
FNMA REMIC CMO, Ser 2012-12, Cl FA
5.963%, SOFR30A + 0.614%, 02/25/2042(B)	455	452
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
0.687%, 12/25/2042(B)	306	41
FNMA REMIC CMO, Ser 2012-133, Cl JF
5.813%, SOFR30A + 0.464%, 12/25/2042(B)	872	853
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
0.687%, 12/25/2042(B)	127	19
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	552	471
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	2	2
FNMA REMIC CMO, Ser 2012-35, Cl FL
5.963%, SOFR30A + 0.614%, 04/25/2042(B)	374	372
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
1.037%, 04/25/2042(B)	184	26
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	196	206
FNMA REMIC CMO, Ser 2012-47, Cl JF
5.963%, SOFR30A + 0.614%, 05/25/2042(B)	618	613
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(C)	14	12
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
1.187%, 03/25/2042(B)	204	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(C)	$28	$25
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
1.137%, 07/25/2042(B)	69	9
FNMA REMIC CMO, Ser 2012-9, Cl WF
5.963%, SOFR30A + 0.614%, 02/25/2042(B)	363	361
FNMA REMIC CMO, Ser 2012-9, Cl FA
5.963%, SOFR30A + 0.614%, 02/25/2042(B)	352	350
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(C)	1,068	810
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(C)	485	372
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,648	1,507
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
0.487%, 12/25/2043(B)	241	27
FNMA REMIC CMO, Ser 2013-15, Cl FA
5.813%, SOFR30A + 0.464%, 03/25/2043(B)	1,066	1,043
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	15	–
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	619	532
FNMA REMIC CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	517	436
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
0.687%, 06/25/2043(B)	136	16
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	524	543
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	466	498
FNMA REMIC CMO, Ser 2014-17, Cl DY
3.500%, 04/25/2044	1,339	1,230
FNMA REMIC CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	1,015	938
FNMA REMIC CMO, Ser 2015-26, Cl GF
5.763%, SOFR30A + 0.414%, 05/25/2045(B)	1,554	1,518
FNMA REMIC CMO, Ser 2015-32, Cl FA
5.763%, SOFR30A + 0.414%, 05/25/2045(B)	961	937
FNMA REMIC CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	42	38
FNMA REMIC CMO, Ser 2015-48, Cl FB
5.763%, SOFR30A + 0.414%, 07/25/2045(B)	1,165	1,136
FNMA REMIC CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	548	479
FNMA REMIC CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	668	583

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	$1,787	$1,597
FNMA REMIC CMO, Ser 2016-11, Cl CF
5.813%, SOFR30A + 0.464%, 03/25/2046(B)	481	475
FNMA REMIC CMO, Ser 2016-11, Cl FG
5.813%, SOFR30A + 0.464%, 03/25/2046(B)	667	657
FNMA REMIC CMO, Ser 2016-19, Cl FD
5.863%, SOFR30A + 0.514%, 04/25/2046(B)	3,104	3,065
FNMA REMIC CMO, Ser 2016-22, Cl FA
5.863%, SOFR30A + 0.514%, 04/25/2046(B)	1,249	1,233
FNMA REMIC CMO, Ser 2016-22, Cl FG
5.863%, SOFR30A + 0.514%, 04/25/2046(B)	1,069	1,056
FNMA REMIC CMO, Ser 2016-3, Cl PL
2.500%, 02/25/2046	6,488	5,593
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	36	36
FNMA REMIC CMO, Ser 2016-45, Cl PB
3.000%, 07/25/2046	723	567
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,990	1,846
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	3,309	2,821
FNMA REMIC CMO, Ser 2016-69, Cl BF
5.863%, SOFR30A + 0.514%, 10/25/2046(B)	1,013	1,002
FNMA REMIC CMO, Ser 2016-75, Cl FE
5.863%, SOFR30A + 0.514%, 10/25/2046(B)	791	781
FNMA REMIC CMO, Ser 2016-78, Cl FA
5.863%, SOFR30A + 0.514%, 03/25/2044(B)	511	505
FNMA REMIC CMO, Ser 2016-79, Cl FH
5.863%, SOFR30A + 0.514%, 11/25/2046(B)	781	771
FNMA REMIC CMO, Ser 2016-82, Cl FE
5.863%, SOFR30A + 0.514%, 11/25/2046(B)	1,785	1,764
FNMA REMIC CMO, Ser 2016-82, Cl FH
5.863%, SOFR30A + 0.514%, 11/25/2046(B)	1,614	1,593
FNMA REMIC CMO, Ser 2016-84, Cl FB
5.863%, SOFR30A + 0.514%, 11/25/2046(B)	771	761
FNMA REMIC CMO, Ser 2016-86, Cl FE
5.863%, SOFR30A + 0.514%, 11/25/2046(B)	1,959	1,933
FNMA REMIC CMO, Ser 2016-88, Cl CF
5.913%, SOFR30A + 0.564%, 12/25/2046(B)	1,385	1,370

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2016-91, Cl AF
5.863%, SOFR30A + 0.514%, 12/25/2046(B)	$742	$739
FNMA REMIC CMO, Ser 2017-12, Cl FD
5.863%, SOFR30A + 0.514%, 03/25/2047(B)	821	810
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	674	627
FNMA REMIC CMO, Ser 2017-23, Cl FA
5.863%, SOFR30A + 0.514%, 04/25/2047(B)	883	872
FNMA REMIC CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	2,751	2,415
FNMA REMIC CMO, Ser 2017-26, Cl FA
5.813%, SOFR30A + 0.464%, 04/25/2047(B)	2,123	2,096
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
0.637%, 10/25/2057(B)	1,008	140
FNMA REMIC CMO, Ser 2017-79, Cl FB
5.713%, SOFR30A + 0.364%, 10/25/2047(B)	1,666	1,654
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
0.737%, 11/25/2047(B)	299	35
FNMA REMIC CMO, Ser 2017-9, Cl DF
5.863%, SOFR30A + 0.514%, 03/25/2047(B)	689	681
FNMA REMIC CMO, Ser 2017-9, Cl BF
5.863%, SOFR30A + 0.514%, 03/25/2047(B)	945	933
FNMA REMIC CMO, Ser 2017-96, Cl FB
5.763%, SOFR30A + 0.414%, 12/25/2047(B)	1,342	1,319
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,245	1,187
FNMA REMIC CMO, Ser 2018-36, Cl FD
5.713%, SOFR30A + 0.364%, 06/25/2048(B)	1,739	1,723
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	534	521
FNMA REMIC CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	1,468	1,397
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	983	884
FNMA REMIC CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	1,154	1,044
FNMA REMIC CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	1,097	1,043
FNMA REMIC CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	984	870
FNMA REMIC CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	247	230
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	807	724

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	$824	$801
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	71	70
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	568	529
FNMA REMIC CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	670	610
FNMA REMIC CMO, Ser 2019-15, Cl FA
5.963%, SOFR30A + 0.614%, 04/25/2049(B)	597	587
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,328	1,235
FNMA REMIC CMO, Ser 2019-41, Cl FG
5.963%, SOFR30A + 0.614%, 08/25/2059(B)	1,387	1,362
FNMA REMIC CMO, Ser 2019-43, Cl FC
5.863%, SOFR30A + 0.514%, 08/25/2049(B)	1,138	1,116
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	369	328
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	113	101
FNMA REMIC CMO, Ser 2019-67, Cl FB
5.913%, SOFR30A + 0.564%, 11/25/2049(B)	609	597
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.963%, SOFR30A + 0.614%, 01/25/2050(B)	1,767	1,737
FNMA REMIC CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	858	773
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,362	260
FNMA REMIC CMO, Ser 2020-37, Cl DA
1.500%, 06/25/2050	580	511
FNMA REMIC CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	1,964	1,825
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	761	473
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	837	722
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	2,598	2,206
FNMA REMIC CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,600	1,263
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	583	95
FNMA REMIC CMO, Ser 2020-57, Cl LJ
2.000%, 08/25/2050	8,783	6,451
FNMA REMIC CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	1,640	1,436
FNMA REMIC CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	1,226	1,135

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-61, Cl NI, IO
3.500%, 09/25/2050	$599	$100
FNMA REMIC CMO, Ser 2020-62, Cl AI, IO
2.500%, 09/25/2050	674	108
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,837	382
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	3,318	651
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	2,239	464
FNMA REMIC CMO, Ser 2020-70, Cl AD
1.500%, 10/25/2050	3,683	2,967
FNMA REMIC CMO, Ser 2020-73, Cl KI, IO
3.000%, 10/25/2050	596	108
FNMA REMIC CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050	431	72
FNMA REMIC CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050	2,176	343
FNMA REMIC CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	2,347	323
FNMA REMIC CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	1,611	266
FNMA REMIC CMO, Ser 2021-22, Cl MN
2.750%, 10/25/2050	1,378	1,246
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	3,704	3,013
FNMA REMIC CMO, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	699	105
FNMA REMIC CMO, Ser 2021-3, Cl QI, IO
2.500%, 02/25/2051	2,226	358
FNMA REMIC CMO, Ser 2021-33, Cl AV
2.500%, 03/25/2048	568	430
FNMA REMIC CMO, Ser 2021-33, Cl AI, IO
2.500%, 05/25/2047	1,808	237
FNMA REMIC CMO, Ser 2021-4, Cl GI, IO
3.000%, 02/25/2051	632	108
FNMA REMIC CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	1,100	955
FNMA REMIC CMO, Ser 2021-42, Cl DC
2.000%, 11/25/2050	2,617	2,251
FNMA REMIC CMO, Ser 2021-43, Cl IO, IO
2.500%, 06/25/2051	2,898	448
FNMA REMIC CMO, Ser 2021-44, Cl MI, IO
2.500%, 07/25/2051	881	153
FNMA REMIC CMO, Ser 2021-52, Cl CI, IO
2.500%, 12/25/2047	810	109
FNMA REMIC CMO, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	1,511	224
FNMA REMIC CMO, Ser 2021-62, Cl GI, IO
2.500%, 10/25/2047	772	111
FNMA REMIC CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	480	425

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2021-73, Cl DJ
2.000%, 03/25/2049	$1,475	$1,262
FNMA REMIC CMO, Ser 2021-76, Cl KB
1.250%, 11/25/2051	630	529
FNMA REMIC CMO, Ser 2021-77, Cl WI, IO
3.000%, 08/25/2050	1,351	208
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	2,056	1,686
FNMA REMIC CMO, Ser 2021-86, Cl MA
2.500%, 11/25/2047	2,327	2,110
FNMA REMIC CMO, Ser 2021-89, Cl AI, IO
2.500%, 04/25/2048	883	126
FNMA REMIC CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	1,390	1,236
FNMA REMIC CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	1,483	1,369
FNMA REMIC CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	2,442	2,284
FNMA REMIC CMO, Ser 2022-18, Cl PI, IO
4.000%, 11/25/2051	975	209
FNMA REMIC CMO, Ser 2022-22, Cl IO, IO
2.500%, 10/25/2051	1,953	334
FNMA REMIC CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	3,995	3,500
FNMA REMIC CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	1,970	1,835
FNMA REMIC CMO, Ser 2022-49, Cl NQ
3.000%, 02/25/2052	744	662
FNMA REMIC CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	162	156
FNMA REMIC CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	904	847
FNMA REMIC CMO, Ser 2022-86, Cl IO, IO
2.500%, 05/25/2050	1,449	201
FNMA REMIC CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	1,602	1,371
FNMA REMIC CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	1,065	996
FNMA REMIC CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	1,339	1,232
FNMA REMIC CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	4,692	578
FNMA REMIC CMO, Ser 2023-37, Cl FH
5.863%, SOFR30A + 0.514%, 01/25/2050(B)	2,342	2,296
FNMA REMIC CMO, Ser 2023-38, Cl FC
6.013%, SOFR30A + 0.664%, 06/25/2040(B)	1,493	1,481
FNMA REMIC CMO, Ser 2024-26, Cl KY
3.000%, 12/25/2043	1,256	1,088
FNMA REMIC CMO, Ser 2024-5, Cl DI, IO
3.000%, 10/25/2051	3,177	520

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	$818	$709
FNMA TBA
6.500%, 09/15/2054 to 10/15/2054	22,505	23,166
6.000%, 09/15/2054 to 10/15/2054	115,800	117,925
5.500%, 09/15/2054	20,795	20,936
5.000%, 09/15/2054	35,070	34,818
4.500%, 09/15/2054	22,700	22,081
4.000%, 09/14/2039	27,575	26,165
3.500%, 09/15/2054	76,135	70,088
3.000%, 09/15/2054	22,695	20,132
2.500%, 09/15/2054	21,400	18,247
2.000%, 09/15/2054	21,525	17,612
GNMA
7.000%, 04/15/2026 to 10/15/2032	214	216
6.500%, 01/15/2026 to 01/20/2054	12,596	13,015
6.000%, 09/15/2028 to 02/20/2054	18,441	18,953
5.500%, 11/20/2052 to 08/20/2053	16,375	16,532
5.000%, 10/15/2039 to 08/20/2053	14,622	14,702
4.700%, 09/20/2061(B)	49	49
4.500%, 01/20/2040 to 10/20/2052	26,090	25,744
4.392%, 01/20/2069(B)	5	5
4.000%, 10/20/2044 to 10/20/2052	20,763	20,016
3.500%, 06/20/2044 to 02/20/2053	24,607	23,105
3.000%, 09/15/2042 to 04/20/2053	37,570	34,155
2.500%, 12/20/2037 to 03/20/2052	63,920	55,621
2.000%, 08/20/2050 to 10/20/2051	53,824	44,772
GNMA ARM
6.610%, H15T1Y + 1.440%, 01/20/2060(B)	65	65
3.625%, H15T1Y + 1.500%, 07/20/2034(B)	3	3
GNMA CMO, Ser 14, Cl AB
1.340%, 06/16/2063	1,136	874
GNMA CMO, Ser 196, Cl BE
3.000%, 10/16/2064(B)	1,100	836
GNMA CMO, Ser 2005-7, Cl JM
4.717%, 05/18/2034(B)	–	–
GNMA CMO, Ser 2006-16, Cl GS, IO
1.540%, 04/20/2036(B)	188	18
GNMA CMO, Ser 2007-78, Cl SA, IO
1.077%, 12/16/2037(B)	1,281	62
GNMA CMO, Ser 2009-106, Cl KS, IO
0.950%, 11/20/2039(B)	1,246	106
GNMA CMO, Ser 2009-66, Cl XS, IO
1.347%, 07/16/2039(B)	6	–
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	811	858
GNMA CMO, Ser 2009-8, Cl PS, IO
0.847%, 08/16/2038(B)	1	–
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	1,127	1,116

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-4, Cl SL, IO
0.947%, 01/16/2040(B)	$41	$5
GNMA CMO, Ser 2010-4, Cl NS, IO
0.937%, 01/16/2040(B)	1,942	215
GNMA CMO, Ser 2010-85, Cl HS, IO
1.200%, 01/20/2040(B)	–	–
GNMA CMO, Ser 2010-H10, Cl FC
6.460%, TSFR1M + 1.114%, 05/20/2060(B)	405	407
GNMA CMO, Ser 2010-H26, Cl LF
5.796%, TSFR1M + 0.464%, 08/20/2058(B)	393	393
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	22	3
GNMA CMO, Ser 2011-H09, Cl AF
5.946%, TSFR1M + 0.614%, 03/20/2061(B)	134	133
GNMA CMO, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(B)	2,063	7
GNMA CMO, Ser 2012-124, Cl AS, IO
0.747%, 10/16/2042(B)	266	34
GNMA CMO, Ser 2012-142, Cl IO, IO
0.174%, 04/16/2054(B)	5,134	14
GNMA CMO, Ser 2012-27, Cl IO, IO
0.219%, 04/16/2053(B)	2,453	5
GNMA CMO, Ser 2012-98, Cl SA, IO
0.647%, 08/16/2042(B)	214	27
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.376%, 03/20/2062(B)	377	28
GNMA CMO, Ser 2013-107, Cl AD
2.799%, 11/16/2047(B)	290	262
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,267	1,166
GNMA CMO, Ser 2013-163, Cl IO, IO
1.013%, 02/16/2046(B)	1,134	15
GNMA CMO, Ser 2013-H01, Cl JA
5.766%, TSFR1M + 0.434%, 01/20/2063(B)	97	97
GNMA CMO, Ser 2013-H01, Cl TA
5.946%, TSFR1M + 0.614%, 01/20/2063(B)	4	4
GNMA CMO, Ser 2014-133, Cl BP
2.250%, 09/20/2044	1,007	903
GNMA CMO, Ser 2014-146, Cl QA
2.250%, 10/20/2044	312	283
GNMA CMO, Ser 2014-149, Cl KP
2.250%, 07/16/2044	870	790
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	856	773
GNMA CMO, Ser 2014-186, Cl IO, IO
0.370%, 08/16/2054(B)	1,728	17
GNMA CMO, Ser 2014-47, Cl IA, IO
0.156%, 02/16/2048(B)	305	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2014-50, Cl IO, IO
0.627%, 09/16/2055(B)	$1,658	$42
GNMA CMO, Ser 2014-H04, Cl FB
6.096%, TSFR1M + 0.764%, 02/20/2064(B)	174	174
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,345	1,190
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	152	27
GNMA CMO, Ser 2016-128, Cl IO, IO
0.856%, 09/16/2056(B)	2,148	93
GNMA CMO, Ser 2016-135, Cl SB, IO
0.647%, 10/16/2046(B)	649	107
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	698	628
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	80	15
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	1,556	1,269
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	1,395	1,151
GNMA CMO, Ser 2017-135, Cl AG
2.600%, 08/16/2058	554	485
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	2,979	2,705
GNMA CMO, Ser 2017-145, Cl IO, IO
0.504%, 04/16/2057(B)	1,565	46
GNMA CMO, Ser 2017-157, Cl IO, IO
0.520%, 12/16/2059(B)	792	27
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	629	582
GNMA CMO, Ser 2017-171, Cl IO, IO
0.653%, 09/16/2059(B)	5,336	218
GNMA CMO, Ser 2017-190, Cl IO, IO
0.619%, 03/16/2060(B)	1,394	51
GNMA CMO, Ser 2017-8, Cl IO, IO
0.446%, 08/16/2058(B)	1,192	29
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	157	150
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	1,042	956
GNMA CMO, Ser 2018-H06, Cl PF
5.746%, TSFR1M + 0.414%, 02/20/2068(B)	154	153
GNMA CMO, Ser 2018-H07, Cl FD
5.746%, TSFR1M + 0.414%, 05/20/2068(B)	325	325
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	719	666
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	86	80
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	56	51

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	$245	$221
GNMA CMO, Ser 2020-109, Cl AI, IO
0.839%, 05/16/2060(B)	2,130	125
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	250	34
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	982	134
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	412	57
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	358	49
GNMA CMO, Ser 2020-133, Cl GA
1.000%, 09/20/2050	1,538	1,312
GNMA CMO, Ser 2020-138, Cl LE
1.500%, 09/20/2050	3,489	2,823
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	427	59
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	296	42
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	5,974	838
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	3,061	340
GNMA CMO, Ser 2020-184, Cl IO, IO
0.913%, 11/16/2060(B)	2,755	177
GNMA CMO, Ser 2020-187, Cl MI, IO
3.000%, 12/20/2050	686	123
GNMA CMO, Ser 2020-41, Cl IO, IO
0.569%, 07/16/2058(B)	428	11
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	262	47
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	677	122
GNMA CMO, Ser 2020-H09, Cl FL
6.596%, TSFR1M + 1.264%, 05/20/2070(B)	828	837
GNMA CMO, Ser 2020-H09, Cl NF
6.696%, TSFR1M + 1.364%, 04/20/2070(B)	176	178
GNMA CMO, Ser 2020-H12, Cl F
5.946%, TSFR1M + 0.614%, 07/20/2070(B)	96	95
GNMA CMO, Ser 2020-H13, Cl FA
5.896%, TSFR1M + 0.564%, 07/20/2070(B)	737	724
GNMA CMO, Ser 2020-H20, Cl FA
5.796%, TSFR1M + 0.464%, 04/20/2070(B)	223	218
GNMA CMO, Ser 2021-11, Cl IX, IO
1.160%, 12/16/2062(B)	3,086	239
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	503	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	$979	$808
GNMA CMO, Ser 2021-138, Cl IK, IO
3.000%, 07/20/2051	857	126
GNMA CMO, Ser 2021-14, Cl IO, IO
1.327%, 06/16/2063(B)	5,256	495
GNMA CMO, Ser 2021-147, Cl KI
1.144%, 06/16/2061(B)	5,209	420
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	7,694	6,546
GNMA CMO, Ser 2021-169, Cl IO, IO
1.112%, 06/16/2061(B)	2,880	234
GNMA CMO, Ser 2021-181, Cl IO, IO
0.970%, 07/16/2063(B)	3,147	225
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	65	53
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	6,722	5,831
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	1,884	1,665
GNMA CMO, Ser 2021-227, Cl E
2.500%, 07/20/2050	5,838	5,133
GNMA CMO, Ser 2021-24, Cl BC
1.250%, 02/20/2051	2,325	1,815
GNMA CMO, Ser 2021-26, Cl AI, IO
2.000%, 02/20/2051	953	119
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	1,100	1,097
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(B)	769	760
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	1,093	1,087
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,248	1,240
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	140	140
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	965	171
GNMA CMO, Ser 2021-37, Cl IO, IO
0.802%, 01/16/2061(B)	2,782	157
GNMA CMO, Ser 2021-5, Cl IO, IO
1.112%, 01/16/2061(B)	4,464	356
GNMA CMO, Ser 2021-60, Cl IO, IO
0.826%, 05/16/2063(B)	2,308	141
GNMA CMO, Ser 2021-68, Cl IO, IO
0.873%, 10/16/2062(B)	2,807	177
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	112	88
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	139	142
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	525	527

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	$2,360	$2,023
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	2,082	277
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	5,814	4,880
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	4,984	4,246
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	1,275	1,247
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,517	1,281
GNMA CMO, Ser 2022-191, Cl B
4.000%, 06/20/2041	6,076	5,803
GNMA CMO, Ser 2022-191, Cl BY
4.000%, 08/20/2041	6,632	6,335
GNMA CMO, Ser 2022-197, Cl LF
6.053%, SOFR30A + 0.700%, 11/20/2052(B)	4,643	4,602
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	1,884	1,529
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	641	559
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	3,188	2,838
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	2,410	2,265
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	5,867	5,079
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	4,333	3,889
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	2,731	2,601
GNMA CMO, Ser 2022-81, Cl CI, IO
3.000%, 09/20/2050	1,469	206
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	11,116	9,431
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	1,105	922
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	330
GNMA CMO, Ser 2023-130, Cl IO, IO
4.000%, 08/20/2047	1,447	251
GNMA CMO, Ser 2023-134, Cl F
6.353%, SOFR30A + 1.000%, 08/20/2053(B)	1,513	1,509
GNMA CMO, Ser 2023-179, Cl IO, IO
0.611%, 09/16/2063(B)	16,518	708
GNMA CMO, Ser 2023-196, Cl E
3.000%, 09/20/2048	1,706	1,607
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	7,432	7,038

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2024-30, Cl CF
6.500%, SOFR30A + 1.250%, 02/20/2054(B)	$188	$188
GNMA CMO, Ser 2024-4, Cl JA
3.000%, 04/20/2045	5,952	5,699
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	959	868
GNMA CMO, Ser 2024-97, Cl FW
6.500%, SOFR30A + 1.150%, 06/20/2054(B)	3,490	3,490
GNMA CMO, Ser 21, Cl AH
1.400%, 06/16/2063	2,136	1,622
GNMA CMO, Ser 210, Cl IO, IO
0.699%, 07/16/2064(B)	1,471	90
GNMA CMO, Ser 216, Cl IO, IO
0.749%, 07/16/2065(B)	1,481	94
GNMA CMO, Ser 218, Cl IO, IO
0.964%, 10/16/2061(B)	2,796	205
GNMA CMO, Ser 220, Cl E
3.000%, 10/16/2064(B)	900	706
GNMA CMO, Ser 3, Cl IO, IO
0.640%, 02/16/2061(B)	1,523	72
GNMA CMO, Ser 3, Cl B
1.850%, 02/16/2061	400	217
GNMA CMO, Ser 4, Cl Z
1.900%, 03/16/2064	210	98
GNMA CMO, Ser 53, Cl IO, IO
0.527%, 11/16/2056(B)	8,604	258
GNMA CMO, Ser 54, Cl IO, IO
1.598%, 09/16/2063(B)	2,579	294
GNMA CMO, Ser 59, Cl IO, IO
0.571%, 02/16/2062(B)	3,351	156
GNMA CMO, Ser 63, Cl IO, IO
0.815%, 04/16/2061(B)	3,411	191
GNMA CMO, Ser 68, Cl IO, IO
1.615%, 05/16/2060(B)	4,368	491
GNMA CMO, Ser 7, Cl IO, IO
0.564%, 12/16/2058(B)	6,350	195
GNMA CMO, Ser 82, Cl Z
2.000%, 02/16/2064	1,360	739
GNMA CMO, Ser 89, Cl IA, IO
1.168%, 04/16/2062(B)	3,029	247
GNMA CMO, Ser 92, Cl IA, IO
0.611%, 06/16/2064(B)	3,998	230
GNMA CMO, Ser 92, Cl AH
2.000%, 06/16/2064	4,498	3,583
GNMA CMO, Ser 94, Cl IO, IO
0.833%, 02/16/2063(B)	3,268	208
GNMA TBA
6.500%, 10/15/2054	11,700	11,941
5.500%, 09/15/2054	16,750	16,860
5.000%, 10/15/2054	30,725	30,650
4.500%, 09/15/2054	26,425	25,885

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.500%, 09/15/2054	$34,300	$29,986

		2,940,729
Non-Agency Mortgage-Backed Obligations — 5.2%
245 Park Avenue Trust, Ser 2017-245P, Cl A
3.508%, 06/05/2037(A)	5,293	4,982
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
6.024%, TSFR1M + 0.674%, 06/25/2045(B)	26	26
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	360	336
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(B)	122	115
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(B)	1,049	871
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(A)(B)	667	568
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(B)	8,066	7,603
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(A)	3,012	2,893
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/2054(A)(B)	1,205	1,000
AREIT Trust, Ser 2022-CRE6, Cl A
6.603%, SOFR30A + 1.250%, 01/20/2037(A)(B)	1,611	1,601
AREIT Trust, Ser 2022-CRE7, Cl A
7.584%, TSFR1M + 2.242%, 06/17/2039(A)(B)	2,110	2,123
BAMLL Commercial Mortgage Securities Trust, Ser 2015-200P, Cl A
3.218%, 04/14/2033(A)	4,085	3,993
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(A)(B)	2,640	2,525
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
3.483%, 11/25/2021(B)	6	5
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.238%, 04/25/2037(B)	34	30
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	23	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
4.802%, 04/20/2035(B)	$387	$342
BANK, Ser 2017-BNK5, Cl A4
3.131%, 06/15/2060	1,130	1,083
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	349
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	685	626
BANK, Ser 2022-BNK40, Cl A4
3.506%, 03/15/2064(B)	1,240	1,133
BANK, Ser 2024-BNK47, Cl A5
5.716%, 06/15/2057	1,056	1,122
BANK5, Ser 2024-5YR7, Cl A3
5.769%, 06/15/2057	722	750
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(B)	5,742	5,079
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	413	408
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,178
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(B)	1,760	1,869
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(A)	901	865
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.561%, 05/25/2034(B)	10	9
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055	1,710	1,553
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.592%, 05/15/2055(B)	970	924
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.592%, 05/15/2055(B)	975	895
Benchmark Mortgage Trust, Ser 2024-V9, Cl A3
5.602%, 08/15/2057	1,823	1,879
Benchmark Mortgage Trust, Ser V7, Cl A3
6.228%, 05/15/2056(B)	2,010	2,123
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	871	842
BMO Mortgage Trust, Ser 5C4, Cl A3
6.526%, 05/15/2057(B)	1,420	1,516
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057(B)	825	868
BMP, Ser 2024-MF23, Cl A
6.709%, TSFR1M + 1.372%, 06/15/2041(A)(B)	3,210	3,197

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
7.241%, TSFR1M + 1.921%, 08/15/2041(A)(B)	$3,190	$3,186
BPR Trust, Ser 2021-TY, Cl A
6.502%, TSFR1M + 1.164%, 09/15/2038(A)(B)	745	738
BPR Trust, Ser 2022-STAR, Cl A
8.569%, TSFR1M + 3.232%, 08/15/2039(A)(B)	4,600	4,579
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(A)(B)	705	681
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(A)(D)	538	521
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(A)(D)	188	185
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl A
6.122%, TSFR1M + 0.784%, 06/15/2038(A)(B)	1,149	1,136
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.551%, TSFR1M + 1.214%, 09/15/2036(A)(B)	3,225	3,161
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.151%, TSFR1M + 0.814%, 09/15/2036(A)(B)	4,941	4,895
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
6.140%, TSFR1M + 0.803%, 10/15/2038(A)(B)	3,618	3,573
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
7.098%, TSFR1M + 1.761%, 12/09/2040(A)(B)	1,238	1,241
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl A
6.991%, TSFR1M + 1.691%, 08/15/2039(A)(B)	700	700
BX Commercial Mortgage Trust, Ser 2024-XL5, Cl A
6.729%, TSFR1M + 1.392%, 03/15/2041(A)(B)	1,180	1,176
BX Trust, Ser 2019-MMP, Cl A
6.381%, TSFR1M + 1.044%, 08/15/2036(A)(B)	796	795
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(A)	1,945	1,787

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2021-ARIA, Cl B
6.749%, TSFR1M + 1.411%, 10/15/2036(A)(B)	$3,641	$3,582
BX Trust, Ser 2021-ARIA, Cl A
6.351%, TSFR1M + 1.014%, 10/15/2036(A)(B)	4,760	4,721
BX Trust, Ser 2021-BXMF, Cl A
6.087%, TSFR1M + 0.750%, 10/15/2026(A)(B)	1,996	1,969
BX Trust, Ser 2024-VLT4, Cl B
7.278%, TSFR1M + 1.941%, 07/15/2029(A)(B)	2,400	2,389
BX, Ser 2024-PALM, Cl A
6.878%, TSFR1M + 1.541%, 06/15/2037(A)(B)	2,870	2,857
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
6.704%, TSFR1M + 1.367%, 12/15/2037(A)(B)	1,400	1,399
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(A)(B)	53	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,168
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	361	354
Chase Home Lending Mortgage Trust Series, Ser 2024-3, Cl A4
6.000%, 02/25/2055(A)(B)	2,079	2,096
Chase Home Lending Mortgage Trust Series, Ser 2024-7, Cl A4
6.000%, 06/25/2055(A)(B)	2,644	2,662
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
6.681%, 02/25/2037(B)	10	9
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
6.210%, 02/25/2037(B)	9	9
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
7.157%, 06/25/2035(B)	12	12
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
6.172%, TSFR1M + 0.894%, 10/25/2034(B)	290	280
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(A)(B)	108	101
CIM Trust, Ser 2021-INV1, Cl A2
2.500%, 07/01/2051(A)(B)	14,593	12,123
CIM Trust, Ser 2024-R1, Cl A1
4.750%, 06/25/2064(A)(B)	3,432	3,380

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	$880	$879
Citigroup Commercial Mortgage Trust, Ser 2016-C2, Cl A4
2.832%, 08/10/2049	3,020	2,901
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A4
3.458%, 12/10/2049	355	345
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	3,752
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.240%, 09/25/2033(B)	12	12
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
7.535%, 08/25/2034(B)	8	7
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
6.112%, 09/25/2033(A)(B)	16	16
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	1,404	1,161
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	1,455	1,224
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(A)(D)	1,465	1,377
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(A)(D)	3,395	3,419
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
3.796%, 02/10/2047(B)	343	329
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	479
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.612%, 10/10/2048(B)	1,680	1,464
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	3,878	3,817
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
1.202%, 02/10/2048(B)	11,683	4
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	772	755
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(A)	1,780	1,668

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037(A)	$1,950	$1,905
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(A)	3,290	2,728
Commercial Mortgage Pass-Through Certificates, Ser COR3, Cl A2
3.961%, 05/10/2051	6,103	5,934
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
6.899%, SOFR30A + 1.550%, 10/25/2041(A)(B)	917	921
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
8.298%, SOFR30A + 2.950%, 06/25/2042(A)(B)	692	715
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M2
8.448%, SOFR30A + 3.100%, 06/25/2043(A)(B)	790	834
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M2
8.049%, SOFR30A + 2.700%, 07/25/2043(A)(B)	2,130	2,219
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1M2
7.149%, SOFR30A + 1.800%, 01/25/2044(A)(B)	790	795
Connecticut Avenue Securities Trust, Ser 2024-R02, Cl 1M2
7.149%, SOFR30A + 1.800%, 02/25/2044(A)(B)	820	824
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	281	254
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031(C)	–	–
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	54	55
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
6.559%, 08/25/2034(B)	69	63
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	70	43
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	845	836
CSAIL Commercial Mortgage Trust, Ser CX9, Cl A5
3.446%, 09/15/2050	4,380	4,101

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	$14	$14
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(A)	1,000	891
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(A)(B)	2,324	2,237
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(B)	2,489	2,265
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(A)(B)	2,668	2,572
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(A)(D)	552	532
CSMC Trust, Ser 2019-NQM1, Cl A3
4.064%, 10/25/2059(A)(D)	875	860
CSMC Trust, Ser 2020-FACT, Cl A
7.052%, TSFR1M + 1.714%, 10/15/2037(A)(B)	2,080	2,013
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	1,227	1,070
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	1,760	1,450
CSMC Trust, Ser 2021-RPL2, Cl A1
0.000%, 01/25/2060(A)(E)	649	575
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(B)	2,077	1,834
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(B)	4,826	4,785
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(B)	3,047	2,745
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049(B)	1,780	1,646
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(A)	1,995	1,752
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(B)	2,232	1,999
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
6.256%, TSFR1M + 0.914%, 11/19/2044(B)	177	164
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	1,749	1,457
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(B)	792	687
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
6.552%, TSFR1M + 1.214%, 10/15/2038(A)(B)	1,330	1,313
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(B)	478	430

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.749%, SOFR30A + 2.400%, 02/25/2042(A)(B)	$1,010	$1,034
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
8.249%, SOFR30A + 2.900%, 04/25/2042(A)(B)	2,850	2,951
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
5.814%, 09/25/2034(B)	13	13
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(B)	35	35
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
6.706%, TSFR1M + 1.364%, 07/16/2035(A)(B)	759	750
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(A)	4,165	4,104
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
7.184%, TSFR1M + 1.800%, 09/15/2031(A)(B)	1,380	1,007
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,215
GS Mortgage Securities Trust, Ser 2021-ARDN, Cl B
7.101%, TSFR1M + 1.764%, 11/15/2036(A)(B)	3,062	3,023
GS Mortgage Securities Trust, Ser 2023-SHIP, Cl A
4.466%, 09/10/2038(A)(B)	2,600	2,558
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	792	780
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(A)	2,216	2,158
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(A)(B)	1,111	945
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(A)(D)	4,575	4,407
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(A)(B)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.000%, 09/25/2035(A)(B)(E)	122	2

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	$19	$20
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	2	3
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
6.350%, TSFR1M + 1.014%, 06/20/2035(B)	836	776
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl A
6.878%, TSFR1M + 1.541%, 05/15/2037(A)(B)	4,006	3,988
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A2
3.087%, 03/05/2037(A)	5,470	5,375
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(A)	1,900	1,748
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(A)(B)	1,995	1,801
Impac CMB Trust, Ser 2005-4, Cl 2A1
5.992%, TSFR1M + 0.414%, 05/25/2035(B)	42	39
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(A)	286	283
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
6.252%, TSFR1M + 0.974%, 09/25/2034(B)	9	7
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
6.192%, TSFR1M + 0.914%, 11/25/2034(B)	14	12
JP Morgan Mortgage Trust Series, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	7,455	7,513
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,069	1,061
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,410	1,371
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050(B)	1,740	1,449
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,347

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	$485	$471
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(A)	2,000	1,823
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2022-ACB, Cl A
6.754%, SOFR30A + 1.400%, 03/15/2039(A)(B)	1,550	1,531
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
6.522%, 06/25/2034(B)	92	87
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.514%, 02/25/2035(B)	22	21
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
6.552%, 04/25/2035(B)	2	2
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
7.329%, 08/25/2034(B)	42	42
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.255%, 11/25/2033(B)	23	22
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
5.436%, 10/26/2048(A)(B)	2,710	2,710
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(B)	323	290
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(A)(B)	255	228
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(B)	313	282
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(B)	316	278
JPMorgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051(A)(B)	8,059	6,690
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(A)	2,300	2,105
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
6.382%, 11/21/2034(B)	568	543
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	129	127
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	131	67

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(A)	$972	$608
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
5.742%, TSFR1M + 0.464%, 05/25/2035(A)(B)	178	89
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(A)(C)	4	3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
7.254%, 10/25/2032(B)	2	2
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
7.500%, 10/25/2032(B)	9	9
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
7.322%, 07/25/2033(B)	17	16
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.681%, 12/25/2034(B)	33	31
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
5.822%, 08/25/2034(B)	22	21
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	552	485
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(B)	820	738
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
6.252%, TSFR1M + 0.915%, 04/15/2038(A)(B)	998	991
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	1,289	1,244
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	955	903
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.080%, 11/15/2049(B)	12,779	193
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	1,356	1,166
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	3,708
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.647%, 04/25/2034(B)	51	50
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054(A)(B)	3,161	3,208

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
5.797%, US0001M + 0.340%, 04/16/2036(A)(B)	$1,762	$1,702
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(A)	128	117
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(B)	1,085	1,022
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl A5
6.014%, 12/15/2056(B)	1,840	1,997
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055(A)(B)	820	777
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057(A)(B)	1,471	1,415
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(A)(B)	1,210	1,139
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	1,339	1,290
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059(A)(B)	1,587	1,506
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	219	206
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	646	554
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(A)(D)	1,059	1,048
New York Mortgage Trust, Ser 2006-1, Cl 2A2
4.985%, 05/25/2036(B)	35	30
NJ Trust, Ser 2023-GSP, Cl A
6.697%, 01/06/2029(A)(B)	1,430	1,504
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
6.941%, TSFR1M + 1.641%, 03/15/2039(A)(B)	4,025	4,001
NYC Trust, Ser 2024-3ELV, Cl A
7.328%, TSFR1M + 1.991%, 08/15/2029(A)(B)	1,040	1,040
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(B)	23	23
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	688	560
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	2,921	2,601

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(A)(D)	$3,385	$3,401
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(A)(D)	2,801	2,835
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(B)	6,901	6,117
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(A)	2,490	2,194
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	847	717
OPG Trust, Ser 2021-PORT, Cl A
5.936%, TSFR1M + 0.598%, 10/15/2036(A)(B)	2,482	2,441
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(C)	3	2
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	14	14
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	–	–
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	810	703
PRPM LLC, Ser 2024-RCF5, Cl A1
4.000%, 08/25/2054(A)(D)	7,960	7,759
RALI Trust, Ser 2005-QO2, Cl A1
6.522%, 12MTA + 1.360%, 09/25/2045(B)	146	124
RALI Trust, Ser 2005-QO5, Cl A1
6.162%, 12MTA + 1.000%, 01/25/2046(B)	263	213
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	19	17
Rate Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(A)(B)	4,856	4,031
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(A)(B)	10,723	9,416
RCKT Mortgage Trust, Ser 2024-INV1, Cl A2
6.000%, 06/25/2054(A)(B)	5,301	5,334
RCKT Mortgage Trust, Ser 2024-INV1, Cl A1
6.500%, 06/25/2054(A)(B)	293	298
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.902%, 12/25/2034(B)	163	145
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(B)	85	84
Rocket Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(B)	1,156	959
Rocket Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(B)	1,430	1,185

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
6.032%, US0006M + 0.320%, 01/20/2035(B)	$53	$51
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.005%, 10/25/2048(A)(B)	1,919	1,907
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(B)	115	100
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(B)	3,442	3,215
SMRT, Ser 2022-MINI, Cl A
6.337%, TSFR1M + 1.000%, 01/15/2039(A)(B)	7,460	7,376
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	421	384
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	77	73
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	300	289
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(B)	269	253
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(B)	1,291	1,128
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
6.116%, TSFR1M + 0.774%, 10/19/2034(B)	30	29
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
5.936%, TSFR1M + 0.594%, 04/19/2035(B)	544	516
Structured Asset Securities, Ser 2003-31A, Cl 2A7
6.546%, 10/25/2033(B)	749	729
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.943%, 12/25/2033(B)	14	14
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
6.032%, TSFR1M + 0.754%, 09/25/2043(B)	64	61
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.674%, 06/25/2057(A)(B)	1,860	1,549
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(B)	1,097	1,054

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(B)	$957	$888
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(A)	2,794	2,664
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.478%, 03/25/2064(A)(B)	6,508	6,694
Towd Point Mortgage Trust, Ser 2024-3, Cl A1A
5.108%, 07/25/2065(A)(B)	6,174	6,163
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	802	763
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(A)(D)	270	265
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(B)	335	329
Verus Securitization Trust, Ser 2020-2, Cl A1
3.226%, 05/25/2060(A)(B)	33	33
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	551	493
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	1,085	971
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(B)	934	797
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(B)	1,191	1,012
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(B)	3,207	2,722
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(A)(D)	1,378	1,227
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(B)	1,286	1,153
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	390	365
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	520	476
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(A)	283	268
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035(A)	1,210	1,154
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.828%, 10/25/2033(B)	29	27
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
7.266%, 06/25/2033(B)	23	23

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
6.762%, 08/25/2033(B)	$28	$28
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
6.112%, 09/25/2033(B)	62	59
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
2.633%, 06/25/2033(B)	5	4
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	103	100
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.715%, 06/25/2034(B)	19	18
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
6.234%, 06/25/2034(B)	1,753	1,690
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
6.190%, 07/25/2034(B)	2,006	1,890
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.912%, TSFR1M + 0.634%, 11/25/2045(B)	4,821	4,534
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
5.932%, TSFR1M + 0.654%, 12/25/2045(B)	2,225	2,214
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
6.232%, 12MTA + 1.070%, 01/25/2046(B)	841	583
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
3.991%, 11/25/2036(B)	55	48
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
4.288%, 12MTA + 1.500%, 12/25/2046(B)	124	110
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
4.393%, 12MTA + 0.810%, 12/25/2046(B)	68	52
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	105	17
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(C)	7	6
Wells Fargo Commercial Mortgage Trust, Ser 2024-C63, Cl A5
5.309%, 08/15/2057	1,210	1,251

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
7.360%, 08/25/2035(B)	$12	$12
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(B)	2,180	2,072
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
0.716%, 08/15/2047(B)	999	–
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(B)	970	869
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.592%, 10/15/2057(B)	2,434	–

		420,752
Total Mortgage-Backed Securities
(Cost $3,426,782) ($ Thousands)		3,361,481

U.S. TREASURY OBLIGATIONS — 28.3%
U.S. Treasury Bills
5.313%, 09/12/2024 (F)	31,550	31,509
5.296%, 10/29/2024 (F)	13,480	13,373
5.289%, 11/14/2024 (F)	10,365	10,261
5.286%, 10/31/2024 (F)	30,560	30,311
5.265%, 10/17/2024 (F)	10,740	10,673
5.228%, 11/12/2024 (F)	32,355	32,041
5.121%, 11/07/2024 (F)	11,730	11,624
U.S. Treasury Bonds
4.750%, 11/15/2043	41,190	43,668
4.750%, 11/15/2053	20,350	22,169
4.625%, 05/15/2044	56,880	59,235
4.625%, 05/15/2054	34,722	37,109
4.500%, 02/15/2044	1,040	1,066
4.375%, 08/15/2043	1,320	1,333
4.250%, 02/15/2054	18,675	18,748
4.250%, 08/15/2054	112,393	113,095
4.125%, 08/15/2044	138,506	135,152
4.125%, 08/15/2053	4,370	4,291
4.000%, 11/15/2042	1,130	1,090
3.875%, 02/15/2043	7,850	7,429
3.875%, 05/15/2043	15,625	14,753
3.625%, 08/15/2043	10,080	9,168
3.625%, 02/15/2044	6,330	5,742
3.625%, 02/15/2053	3,785	3,395
3.375%, 08/15/2042	450	398
3.375%, 05/15/2044	5,470	4,774
3.375%, 11/15/2048	28,618	24,387
3.250%, 05/15/2042	150	131
3.125%, 08/15/2044	600	503
3.125%, 05/15/2048	19,905	16,259

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.000%, 02/15/2049	$7,120	$5,664
2.875%, 05/15/2049	8,748	6,789
2.875%, 05/15/2052	24,960	19,289
2.375%, 02/15/2042	17,396	13,290
2.375%, 11/15/2049	19,101	13,340
2.375%, 05/15/2051	13,630	9,457
2.250%, 05/15/2041	32,620	24,795
2.250%, 08/15/2049	21,373	14,544
2.250%, 02/15/2052 (G)	21,753	14,635
2.000%, 11/15/2041	101,072	72,950
2.000%, 02/15/2050	15,213	9,740
2.000%, 08/15/2051	7,220	4,577
1.875%, 02/15/2041	27,758	19,962
1.875%, 02/15/2051	11,000	6,783
1.875%, 11/15/2051	14,575	8,943
1.750%, 08/15/2041	98,050	68,156
1.625%, 11/15/2050	1,670	966
1.375%, 11/15/2040	7,806	5,184
1.375%, 08/15/2050	100	54
1.125%, 05/15/2040	2,289	1,482
U.S. Treasury Inflation-Protected Securities
1.125%, 01/15/2033	4,282	4,073
U.S. Treasury Notes
5.000%, 08/31/2025	480	483
4.875%, 11/30/2025	10,985	11,067
4.875%, 04/30/2026	18,030	18,263
4.750%, 07/31/2025	60	60
4.625%, 02/28/2025	602	602
4.625%, 02/28/2026	18,395	18,527
4.625%, 09/15/2026	90	91
4.625%, 11/15/2026	9,585	9,731
4.625%, 04/30/2029	1,070	1,110
4.625%, 09/30/2030	10	10
4.500%, 11/30/2024	108	108
4.500%, 05/15/2027	17,720	18,020
4.500%, 05/31/2029	1,150	1,188
4.375%, 07/31/2026	20,936	21,093
4.375%, 07/15/2027	5,750	5,838
4.375%, 11/30/2030	8,280	8,542
4.250%, 10/15/2025	24,790	24,774
4.250%, 02/28/2029	1,030	1,052
4.250%, 02/28/2031	2,810	2,882
4.125%, 02/15/2027	13,150	13,232
4.125%, 03/31/2029	90	91
4.125%, 08/31/2030	300	305
4.125%, 07/31/2031	20,828	21,219
4.000%, 07/31/2029	232,662	235,407
4.000%, 02/28/2030	20	20
4.000%, 01/31/2031	1,850	1,870
4.000%, 02/15/2034	1,550	1,560
3.875%, 11/30/2029	1,710	1,719
3.875%, 12/31/2029	13,604	13,671
3.875%, 08/15/2034	203,923	203,190

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.750%, 08/31/2026	$71,415	$71,178
3.750%, 08/15/2027	134,688	134,541
3.750%, 12/31/2028	1,060	1,060
3.625%, 08/31/2029	229,578	228,645
3.625%, 03/31/2030	3,964	3,933
2.875%, 04/30/2029	19,306	18,583
2.625%, 07/31/2029 (G)	64,707	61,456
2.375%, 05/15/2027	37,758	36,349
2.375%, 03/31/2029	4,182	3,940
1.500%, 08/15/2026	7,323	6,989
1.375%, 10/31/2028	8,619	7,833
1.250%, 04/30/2028	22,823	20,870
1.125%, 10/31/2026	10,684	10,076
1.125%, 08/31/2028	13,034	11,771
1.000%, 07/31/2028	31,294	28,168
0.750%, 03/31/2026	6,704	6,367
0.500%, 10/31/2027	6,014	5,430
0.375%, 01/31/2026	1,685	1,599
0.375%, 07/31/2027	4,825	4,374
0.250%, 08/31/2025	35,545	34,127

Total U.S. Treasury Obligations
(Cost $2,348,260) ($ Thousands)		2,321,374

CORPORATE OBLIGATIONS — 24.8%
Communication Services — 2.3%
Alphabet
1.900%, 08/15/2040	390	270
AT&T
5.550%, 08/15/2041	240	243
5.350%, 09/01/2040	230	229
4.500%, 05/15/2035	2,740	2,616
4.500%, 03/09/2048	195	168
4.350%, 06/15/2045	1,082	934
3.800%, 12/01/2057	2,101	1,540
3.650%, 09/15/2059	929	655
3.550%, 09/15/2055	4,067	2,875
3.500%, 06/01/2041	717	572
3.500%, 09/15/2053	4,129	2,938
2.550%, 12/01/2033	380	315
2.300%, 06/01/2027	1,200	1,135
2.250%, 02/01/2032	3,070	2,589
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	2,722	2,820
6.484%, 10/23/2045	110	105
6.384%, 10/23/2035	170	172
6.150%, 11/10/2026	4,128	4,229
6.100%, 06/01/2029	6,671	6,892
5.750%, 04/01/2048	2,710	2,353
5.500%, 04/01/2063	1,113	892

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 04/01/2038	$1,480	$1,347
5.375%, 05/01/2047	350	292
5.250%, 04/01/2053	945	774
5.125%, 07/01/2049	310	248
5.050%, 03/30/2029	2,000	1,980
4.908%, 07/23/2025	224	223
4.800%, 03/01/2050	4,290	3,264
4.400%, 04/01/2033	2,040	1,854
4.200%, 03/15/2028	980	948
3.900%, 06/01/2052	1,123	736
3.750%, 02/15/2028	681	651
3.700%, 04/01/2051	2,500	1,586
3.500%, 06/01/2041	386	269
3.500%, 03/01/2042	2,206	1,519
2.300%, 02/01/2032	2,000	1,598
Comcast
7.050%, 03/15/2033	50	58
5.650%, 06/01/2054	1,536	1,607
5.350%, 11/15/2027	1,476	1,523
5.300%, 06/01/2034	3,075	3,188
4.950%, 10/15/2058	120	113
4.400%, 08/15/2035	4,690	4,503
4.250%, 10/15/2030	1,320	1,305
4.250%, 01/15/2033	360	348
4.200%, 08/15/2034	570	542
4.150%, 10/15/2028	2,960	2,938
4.049%, 11/01/2052	4,024	3,269
4.000%, 03/01/2048	110	90
3.999%, 11/01/2049	120	98
3.969%, 11/01/2047	2,800	2,285
3.950%, 10/15/2025	1,110	1,101
3.750%, 04/01/2040	380	323
3.450%, 02/01/2050	280	208
3.400%, 04/01/2030	450	427
3.400%, 07/15/2046	60	45
3.300%, 04/01/2027	310	302
3.250%, 11/01/2039	250	200
3.150%, 03/01/2026	630	618
2.987%, 11/01/2063	840	519
2.937%, 11/01/2056	1,294	823
2.887%, 11/01/2051	690	452
2.800%, 01/15/2051	470	304
1.500%, 02/15/2031	2,445	2,033
Cox Enterprises
7.375%, 07/15/2027 (A)	2,895	3,062
Fox
6.500%, 10/13/2033	810	878
5.476%, 01/25/2039	270	269
4.709%, 01/25/2029	210	211
Meta Platforms
5.550%, 08/15/2064	4,181	4,283
5.400%, 08/15/2054	3,564	3,635
4.750%, 08/15/2034	3,416	3,437

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.550%, 08/15/2031	$1,174	$1,187
4.450%, 08/15/2052	1,495	1,337
4.300%, 08/15/2029	1,565	1,576
Netflix
5.400%, 08/15/2054	1,294	1,349
4.900%, 08/15/2034	3,109	3,184
Paramount Global
6.875%, 04/30/2036	1,175	1,172
5.900%, 10/15/2040	840	724
Rogers Communications
5.300%, 02/15/2034	2,200	2,220
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (A)	2,000	1,567
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	7,410	7,448
4.738%, 03/20/2025 (A)	951	949
Take-Two Interactive Software
4.000%, 04/14/2032	1,625	1,542
Telefonica Emisiones
4.103%, 03/08/2027	150	148
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,571
Time Warner Cable LLC
7.300%, 07/01/2038	100	105
6.750%, 06/15/2039	170	169
6.550%, 05/01/2037	280	276
5.875%, 11/15/2040	4,685	4,229
5.500%, 09/01/2041	4,882	4,225
T-Mobile USA
5.150%, 04/15/2034	1,945	1,980
4.500%, 04/15/2050	1,610	1,397
3.875%, 04/15/2030	3,540	3,406
3.750%, 04/15/2027	4,608	4,524
3.500%, 04/15/2025	720	712
3.400%, 10/15/2052	3,585	2,553
3.300%, 02/15/2051	210	148
3.000%, 02/15/2041	480	359
2.700%, 03/15/2032	2,680	2,325
2.550%, 02/15/2031	480	422
2.250%, 11/15/2031	790	670
Verizon Communications
5.500%, 03/16/2047	100	105
5.500%, 02/23/2054	1,363	1,398
5.250%, 03/16/2037	70	72
4.862%, 08/21/2046	30	28
4.780%, 02/15/2035 (A)	4,686	4,621
4.500%, 08/10/2033	650	632
4.400%, 11/01/2034	3,140	3,014
4.016%, 12/03/2029	1,337	1,309
4.000%, 03/22/2050	1,110	906
3.850%, 11/01/2042	1,750	1,457
3.700%, 03/22/2061	475	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 03/22/2041	$240	$191
3.150%, 03/22/2030	580	541
2.650%, 11/20/2040	700	502
2.550%, 03/21/2031	1,396	1,228
1.750%, 01/20/2031	1,640	1,378
Walt Disney
6.650%, 11/15/2037	260	303
6.200%, 12/15/2034	265	297
4.625%, 03/23/2040	755	728
3.500%, 05/13/2040	2,710	2,246
Warnermedia Holdings
6.412%, 03/15/2026	720	720
5.391%, 03/15/2062	320	240
5.141%, 03/15/2052	13,105	9,968
5.050%, 03/15/2042	5,785	4,636
4.279%, 03/15/2032	1,590	1,390
4.054%, 03/15/2029	500	467
3.755%, 03/15/2027	370	354

		189,383

Consumer Discretionary — 0.9%
Amazon.com
4.950%, 12/05/2044	600	606
4.800%, 12/05/2034	187	192
4.250%, 08/22/2057	490	431
3.875%, 08/22/2037	5,260	4,832
3.600%, 04/13/2032	2,260	2,154
3.450%, 04/13/2029	550	538
3.300%, 04/13/2027	260	255
3.150%, 08/22/2027	160	156
3.100%, 05/12/2051	2,210	1,593
2.500%, 06/03/2050	880	564
1.500%, 06/03/2030	540	467
1.200%, 06/03/2027	1,090	1,008
AutoZone
6.250%, 11/01/2028	1,185	1,260
Comcast
4.000%, 08/15/2047	170	139
Ford Motor
6.100%, 08/19/2032	940	966
Ford Motor Credit LLC
6.050%, 03/05/2031	1,530	1,572
4.000%, 11/13/2030	1,986	1,831
2.900%, 02/10/2029	3,826	3,464
General Motors
6.600%, 04/01/2036	70	76
6.250%, 10/02/2043	940	977
5.600%, 10/15/2032	280	289
5.150%, 04/01/2038	150	144
General Motors Financial
5.950%, 04/04/2034	2,670	2,763
5.000%, 04/09/2027	465	469
4.350%, 01/17/2027	520	516

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.700%, 06/10/2031	$1,212	$1,043
Home Depot
5.300%, 06/25/2054	573	585
4.850%, 06/25/2031	759	777
4.750%, 06/25/2029	1,142	1,168
3.900%, 12/06/2028	80	79
3.900%, 06/15/2047	100	83
3.625%, 04/15/2052	730	568
3.350%, 04/15/2050	800	598
3.300%, 04/15/2040	540	442
2.700%, 04/15/2030	480	441
2.500%, 04/15/2027	430	413
Hyatt Hotels
1.800%, 10/01/2024	2,515	2,508
Hyundai Capital America
5.700%, 06/26/2030 (A)	508	530
5.600%, 03/30/2028 (A)	2,336	2,397
5.400%, 01/08/2031 (A)	880	903
5.400%, 06/24/2031 (A)	1,146	1,178
5.300%, 06/24/2029 (A)	2,894	2,957
Hyundai Capital America MTN
1.300%, 01/08/2026 (A)	1,416	1,350
Las Vegas Sands
6.000%, 08/15/2029	610	626
2.900%, 06/25/2025	140	137
Lowe's
5.850%, 04/01/2063	374	383
5.750%, 07/01/2053	1,134	1,166
5.625%, 04/15/2053	364	368
5.000%, 04/15/2040	1,690	1,634
4.500%, 04/15/2030	320	320
4.250%, 04/01/2052	1,819	1,492
2.500%, 04/15/2026	260	252
1.700%, 09/15/2028	900	810
McDonald's
5.450%, 08/14/2053	1,865	1,888
4.800%, 08/14/2028	767	781
McDonald's MTN
6.300%, 03/01/2038	1,145	1,281
5.000%, 05/17/2029	1,917	1,971
4.875%, 12/09/2045	670	632
4.200%, 04/01/2050	1,250	1,047
3.800%, 04/01/2028	250	246
3.700%, 01/30/2026	1,065	1,053
3.625%, 09/01/2049	90	69
3.600%, 07/01/2030	460	441
3.500%, 03/01/2027	180	176
3.500%, 07/01/2027	510	499
2.125%, 03/01/2030	420	374
1.450%, 09/01/2025	850	823
Newell Brands
5.700%, 04/01/2026	560	558

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NIKE
3.375%, 03/27/2050	$2	$2
3.250%, 03/27/2040	330	269
2.850%, 03/27/2030	650	605
2.750%, 03/27/2027	640	618
Sands China
5.125%, 08/08/2025	810	806
4.375%, 06/18/2030	1,890	1,783
Starbucks
3.500%, 11/15/2050	940	697
Toyota Motor Credit
5.100%, 03/21/2031	2,845	2,933

		72,022

Consumer Staples — 1.5%
Adani International Container Terminal PVT
3.000%, 02/16/2031 (A)	537	470
Aetna
3.875%, 08/15/2047	360	273
Alcon Finance
5.375%, 12/06/2032 (A)	1,895	1,961
3.000%, 09/23/2029 (A)	3,845	3,570
2.600%, 05/27/2030 (A)	384	346
Altria Group
6.875%, 11/01/2033	1,820	2,037
5.950%, 02/14/2049	380	392
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	202
3.400%, 02/04/2041	970	736
2.450%, 02/04/2032	2,750	2,313
2.350%, 05/06/2025	180	177
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,280	3,149
4.700%, 02/01/2036	6,746	6,663
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	560	615
5.550%, 01/23/2049	230	241
5.450%, 01/23/2039	1,914	2,014
5.000%, 06/15/2034	1,485	1,523
4.750%, 01/23/2029	1,890	1,925
4.375%, 04/15/2038	1,031	977
4.350%, 06/01/2040	970	895
3.500%, 06/01/2030	300	288
Bacardi
4.450%, 05/15/2025 (A)	2,895	2,876
BAT Capital
6.000%, 02/20/2034	1,065	1,123
5.834%, 02/20/2031	2,630	2,760
5.650%, 03/16/2052	2,155	2,035
4.758%, 09/06/2049	224	188
4.540%, 08/15/2047	3,570	2,920
4.390%, 08/15/2037	1,271	1,134

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.557%, 08/15/2027	$1,792	$1,748
Bayer US Finance II LLC
4.375%, 12/15/2028 (A)	3,938	3,853
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	1,475	1,471
Bunge Finance
1.630%, 08/17/2025	771	747
Coca-Cola
5.400%, 05/13/2064	386	400
5.200%, 01/14/2055	1,595	1,625
4.650%, 08/14/2034	1,809	1,823
2.500%, 06/01/2040	310	228
CommonSpirit Health
3.347%, 10/01/2029	702	663
2.782%, 10/01/2030	1,840	1,649
Constellation Brands
4.350%, 05/09/2027	600	598
2.250%, 08/01/2031	130	111
Costco Wholesale
1.750%, 04/20/2032	560	469
1.375%, 06/20/2027	1,220	1,135
CVS Pass-Through Trust
6.036%, 12/10/2028	855	865
5.926%, 01/10/2034 (A)	117	120
5.880%, 01/10/2028	49	49
5.789%, 01/10/2026 (A)	210	210
Danone
2.947%, 11/02/2026 (A)	450	436
DP World MTN
5.625%, 09/25/2048 (A)	2,790	2,780
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (A)	2,440	2,268
General Mills
5.500%, 10/17/2028	1,665	1,731
Haleon US Capital LLC
3.625%, 03/24/2032	1,781	1,655
3.375%, 03/24/2027	770	751
3.375%, 03/24/2029	530	507
Imperial Brands Finance MTN
5.500%, 02/01/2030 (A)	1,300	1,327
Imperial Brands Finance PLC
4.250%, 07/21/2025 (A)	326	323
JBS USA Holding Lux S.AR.L.
7.250%, 11/15/2053 (A)	1,861	2,136
3.750%, 12/01/2031	535	485
3.625%, 01/15/2032	763	686
3.000%, 05/15/2032	2,857	2,442
JBS USA Holding Lux Sarl
6.750%, 03/15/2034 (A)	2,582	2,831
6.500%, 12/01/2052	4,601	4,847
3.000%, 02/02/2029	180	166
Kenvue
4.900%, 03/22/2033	1,040	1,064

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Keurig Dr Pepper
5.300%, 03/15/2034	$2,550	$2,628
4.417%, 05/25/2025	91	91
Kimberly-Clark
3.100%, 03/26/2030	200	189
Kroger
5.500%, 09/15/2054	1,525	1,495
5.000%, 09/15/2034	4,000	3,987
Mondelez International
1.500%, 05/04/2025	1,070	1,045
PepsiCo
3.900%, 07/18/2032	1,878	1,822
2.625%, 03/19/2027	80	77
Philip Morris International
5.750%, 11/17/2032	922	976
5.500%, 09/07/2030	1,051	1,101
5.375%, 02/15/2033	2,120	2,186
5.250%, 09/07/2028	898	924
5.250%, 02/13/2034	340	348
5.125%, 02/15/2030	2,835	2,915
5.125%, 02/13/2031	1,295	1,328
5.000%, 11/17/2025	1,586	1,592
4.875%, 02/15/2028	2,163	2,193
4.875%, 02/13/2029	450	457
2.100%, 05/01/2030	460	406
Pilgrim's Pride
3.500%, 03/01/2032	670	593
Reynolds American
8.125%, 05/01/2040	1,060	1,240
7.250%, 06/15/2037	745	845
6.150%, 09/15/2043	480	487
5.850%, 08/15/2045	4,055	3,972
Solventum
5.900%, 04/30/2054 (A)	1,270	1,285
5.450%, 03/13/2031 (A)	1,070	1,089
5.400%, 03/01/2029 (A)	1,070	1,092
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	30
Walmart
1.800%, 09/22/2031	200	172
1.500%, 09/22/2028	290	264

		124,842

Energy — 2.3%
Apache
5.100%, 09/01/2040	110	97
4.750%, 04/15/2043	420	343
4.250%, 01/15/2030	20	19
4.250%, 01/15/2044	1,130	840
BP Capital Markets America
5.017%, 11/17/2027	2,007	2,051
4.970%, 10/17/2029	1,684	1,727
4.893%, 09/11/2033	1,835	1,845

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.812%, 02/13/2033	$2,925	$2,926
3.633%, 04/06/2030	480	462
3.000%, 02/24/2050	1,430	977
Cameron LNG LLC
3.302%, 01/15/2035 (A)	1,670	1,422
2.902%, 07/15/2031 (A)	1,530	1,354
Canadian Natural Resources
6.450%, 06/30/2033	200	216
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	1,757
Chevron
3.078%, 05/11/2050	950	685
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	280	310
6.036%, 11/15/2033 (A)	1,730	1,827
ConocoPhillips
6.950%, 04/15/2029	995	1,105
4.150%, 11/15/2034	458	437
Continental Resources/Oklahoma
4.900%, 06/01/2044	940	799
4.375%, 01/15/2028	810	795
2.268%, 11/15/2026 (A)	4,370	4,128
Coterra Energy
4.375%, 03/15/2029	1,840	1,802
3.900%, 05/15/2027	1,740	1,706
Devon Energy
7.875%, 09/30/2031	1,580	1,833
5.850%, 12/15/2025	1,400	1,415
5.750%, 09/15/2054	2,204	2,139
5.600%, 07/15/2041	680	664
5.250%, 10/15/2027	98	99
5.200%, 09/15/2034	4,413	4,362
5.000%, 06/15/2045	1,770	1,579
4.750%, 05/15/2042	567	497
4.500%, 01/15/2030	256	253
Diamondback Energy
6.250%, 03/15/2033	3,390	3,641
5.900%, 04/18/2064	1,306	1,311
5.750%, 04/18/2054	1,869	1,870
5.400%, 04/18/2034	1,430	1,456
5.200%, 04/18/2027	757	770
5.150%, 01/30/2030	1,414	1,445
3.500%, 12/01/2029	1,350	1,276
3.125%, 03/24/2031	320	289
Ecopetrol
5.875%, 05/28/2045	3,400	2,527
Enbridge
6.200%, 11/15/2030	1,122	1,212
6.000%, 11/15/2028	1,122	1,185
5.950%, 04/05/2054	377	390
5.625%, 04/05/2034	1,133	1,169
Energy Transfer LP
6.400%, 12/01/2030	4,920	5,323

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, 04/15/2049	$1,390	$1,446
6.050%, 09/01/2054	1,146	1,173
5.950%, 05/15/2054	3,054	3,084
5.600%, 09/01/2034	1,909	1,965
5.550%, 05/15/2034	680	697
5.500%, 06/01/2027	620	632
5.400%, 10/01/2047	480	449
5.300%, 04/01/2044	60	56
5.300%, 04/15/2047	764	709
5.250%, 04/15/2029	2,085	2,132
5.250%, 07/01/2029	1,910	1,955
4.950%, 06/15/2028	280	283
4.000%, 10/01/2027	1,870	1,836
3.750%, 05/15/2030	2,550	2,412
2.900%, 05/15/2025	740	728
Eni SpA
5.950%, 05/15/2054 (A)	540	555
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	74
6.650%, 10/15/2034	390	438
6.125%, 10/15/2039	145	158
5.550%, 02/16/2055	1,999	2,034
5.375%, TSFR3M + 2.832%, 02/15/2078 (B)	470	442
4.950%, 02/15/2035	3,015	3,028
4.850%, 01/31/2034	1,570	1,576
4.850%, 03/15/2044	60	56
4.150%, 10/16/2028	1,580	1,570
3.950%, 01/31/2060	300	230
3.700%, 01/31/2051	510	391
3.125%, 07/31/2029	350	332
2.800%, 01/31/2030	1,800	1,664
EOG Resources
4.950%, 04/15/2050	1,590	1,507
4.375%, 04/15/2030	860	861
4.150%, 01/15/2026	270	269
3.900%, 04/01/2035	960	886
EQT
7.000%, 02/01/2030	900	981
Exxon Mobil
4.327%, 03/19/2050	100	89
4.227%, 03/19/2040	260	239
4.114%, 03/01/2046	910	792
3.482%, 03/19/2030	730	703
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)	964	814
2.160%, 03/31/2034 (A)	1,198	1,055
1.750%, 09/30/2027 (A)	1,333	1,269
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/2042 (A)	1,985	2,036
Hess
6.000%, 01/15/2040	3,020	3,206
5.800%, 04/01/2047	1,150	1,193

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HF Sinclair
5.875%, 04/01/2026	$1,265	$1,278
5.000%, 02/01/2028 (A)	2,290	2,257
KazMunayGas National JSC
6.375%, 10/24/2048 (A)	470	460
5.750%, 04/19/2047 (A)	1,770	1,606
5.375%, 04/24/2030 (A)	1,520	1,502
Kinder Morgan
5.200%, 03/01/2048	1,240	1,143
5.050%, 02/15/2046	260	236
5.000%, 02/01/2029	300	304
4.300%, 03/01/2028	450	448
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	70	68
5.400%, 09/01/2044	40	38
5.000%, 03/01/2043	50	45
MPLX LP
5.500%, 02/15/2049	410	393
5.200%, 03/01/2047	320	298
5.200%, 12/01/2047	470	433
4.800%, 02/15/2029	120	121
4.700%, 04/15/2048	1,410	1,214
4.500%, 04/15/2038	810	740
4.000%, 03/15/2028	350	343
Occidental Petroleum
7.875%, 09/15/2031	140	162
7.500%, 05/01/2031	240	272
5.550%, 03/15/2026	2,180	2,198
4.625%, 06/15/2045	400	328
4.400%, 04/15/2046	410	336
4.200%, 03/15/2048	390	302
4.100%, 02/15/2047	1,040	773
3.400%, 04/15/2026	100	97
3.200%, 08/15/2026	1,740	1,683
3.000%, 02/15/2027	510	486
ONEOK
6.625%, 09/01/2053	4,508	4,965
6.050%, 09/01/2033	830	876
5.800%, 11/01/2030	540	570
5.550%, 11/01/2026	350	357
Pertamina Persero
6.000%, 05/03/2042 (A)	1,220	1,272
Petrobras Global Finance
6.850%, 06/05/2115	1,090	1,029
Petroleos del Peru
4.750%, 06/19/2032 (A)	4,690	3,525
Petroleos Mexicanos
6.350%, 02/12/2048	266	176
2.460%, 12/15/2025	470	448
2.378%, 04/15/2025	174	170
Petroleos Mexicanos MTN
6.750%, 09/21/2047	999	684

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Phillips 66
1.300%, 02/15/2026	$925	$882
Pioneer Natural Resources
2.150%, 01/15/2031	1,590	1,383
1.900%, 08/15/2030	720	627
1.125%, 01/15/2026	180	172
Reliance Industries
3.625%, 01/12/2052 (A)	2,480	1,827
2.875%, 01/12/2032 (A)	1,280	1,115
Rockies Express Pipeline LLC
4.950%, 07/15/2029 (A)	1,985	1,897
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	3,145	3,167
Schlumberger Holdings
3.900%, 05/17/2028 (A)	857	842
Shell International Finance BV
6.375%, 12/15/2038	660	754
4.550%, 08/12/2043	490	459
4.375%, 05/11/2045	890	794
4.125%, 05/11/2035	2,445	2,338
4.000%, 05/10/2046	170	143
3.750%, 09/12/2046	100	80
3.250%, 04/06/2050	540	392
2.750%, 04/06/2030	660	609
Spectra Energy Partners LP
3.375%, 10/15/2026	140	136
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,589
2.900%, 03/01/2030 (A)	2,775	2,516
TotalEnergies Capital
5.638%, 04/05/2064	377	391
5.488%, 04/05/2054	756	780
5.150%, 04/05/2034	755	781
TransCanada PipeLines
5.850%, 03/15/2036	117	122
4.625%, 03/01/2034	4,705	4,572
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,820	1,882
Western Midstream Operating LP
3.100%, 02/01/2025	330	326
Williams
8.750%, 03/15/2032	1,284	1,559
7.750%, 06/15/2031	339	380
7.500%, 01/15/2031	9	10
5.750%, 06/24/2044	400	404
5.150%, 03/15/2034	1,240	1,245
5.100%, 09/15/2045	670	623
4.900%, 01/15/2045	570	514
3.750%, 06/15/2027	410	402

		184,689

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 8.9%
Aegon
4.137%, USISSO10 + 0.387%(B)(H)	$2,180	$1,742
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	2,334	2,428
3.300%, 01/30/2032	4,268	3,794
3.000%, 10/29/2028	13,448	12,577
2.450%, 10/29/2026	3,970	3,784
1.650%, 10/29/2024	917	911
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(B)	1,810	1,872
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/2035 (B)	2,510	2,556
American Express
5.389%, SOFRRATE + 0.970%, 07/28/2027 (B)	8,695	8,843
4.050%, 05/03/2029	650	647
4.050%, 12/03/2042	250	221
American International Group
3.875%, 01/15/2035	315	291
Aon / Aon Global Holdings PLC
3.900%, 02/28/2052	1,015	791
Aon North America
5.450%, 03/01/2034	5,640	5,836
Apollo Global Management
5.800%, 05/21/2054	1,150	1,183
Athene Global Funding
3.205%, 03/08/2027 (A)	1,470	1,401
2.950%, 11/12/2026 (A)	2,665	2,564
2.717%, 01/07/2029 (A)	1,245	1,141
1.985%, 08/19/2028 (A)	20	18
1.608%, 06/29/2026 (A)	1,020	964
Athene Holding
4.125%, 01/12/2028	1,140	1,118
Avolon Holdings Funding
6.375%, 05/04/2028 (A)	1,410	1,466
5.750%, 03/01/2029 (A)	1,410	1,444
5.750%, 11/15/2029 (A)	3,015	3,087
3.250%, 02/15/2027 (A)	400	383
2.875%, 02/15/2025 (A)	1,420	1,401
2.528%, 11/18/2027 (A)	1,073	993
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	1,600	1,811
6.033%, H15T1Y + 1.950%, 03/13/2035 (B)	1,400	1,457
Banco Santander
6.938%, 11/07/2033	2,800	3,185
6.607%, 11/07/2028	1,000	1,077

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.527%, H15T1Y + 1.650%, 11/07/2027 (B)	$1,200	$1,244
5.538%, H15T1Y + 1.450%, 03/14/2030 (B)	1,600	1,644
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	197
2.746%, 05/28/2025	1,800	1,769
Bank Gospodarstwa Krajowego
6.250%, 07/09/2054 (A)	1,277	1,376
Bank of America
5.933%, SOFRRATE + 1.340%, 09/15/2027 (B)	389	399
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	2,765	2,862
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	4,720	4,618
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	6,482	6,250
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	6,175	5,539
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	2,590	2,240
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	14,079	13,356
1.658%, SOFRRATE + 0.910%, 03/11/2027 (B)	4,685	4,473
Bank of America MTN
5.425%, SOFRRATE + 1.913%, 08/15/2035 (B)	3,467	3,475
5.000%, 01/21/2044	1,800	1,792
4.450%, 03/03/2026	1,630	1,625
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	2,060	2,049
4.250%, 10/22/2026	130	129
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	2,940	2,474
4.000%, 01/22/2025	1,580	1,571
3.970%, TSFR3M + 1.332%, 03/05/2029 (B)	1,780	1,743
3.593%, TSFR3M + 1.632%, 07/21/2028 (B)	710	692
3.500%, 04/19/2026	1,210	1,191
3.093%, TSFR3M + 1.352%, 10/01/2025 (B)	1,915	1,911
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	2,020	1,781
2.884%, TSFR3M + 1.452%, 10/22/2030 (B)	480	441
2.496%, TSFR3M + 1.252%, 02/13/2031 (B)	1,435	1,286
2.087%, SOFRRATE + 1.060%, 06/14/2029 (B)	13,470	12,331
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	60	58

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
1.850%, 05/01/2025	$1,360	$1,333
Bank of New York Mellon
4.543%, SOFRRATE + 1.169%, 02/01/2029 (B)	2,020	2,030
Bank of New York Mellon MTN
5.060%, SOFRRATE + 1.230%, 07/22/2032 (B)	1,578	1,613
3.250%, 09/11/2024	270	270
3.250%, 05/16/2027	270	263
1.600%, 04/24/2025	410	401
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(H)	1,385	1,363
4.588%, H15T5Y + 2.050%, 05/04/2037 (B)	710	666
1.300%, 06/11/2025	760	740
Bank of Nova Scotia MTN
3.450%, 04/11/2025	1,950	1,932
Barclays PLC
5.690%, SOFRRATE + 1.740%, 03/12/2030 (B)	2,352	2,425
5.674%, SOFRRATE + 1.490%, 03/12/2028 (B)	2,352	2,400
4.375%, 01/12/2026	4,430	4,404
Barclays PLC MTN
4.972%, US0003M + 1.902%, 05/16/2029 (B)	640	642
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,144
BlackRock Funding
5.350%, 01/08/2055	1,132	1,162
5.250%, 03/14/2054	340	345
4.900%, 01/08/2035	1,562	1,588
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (A)(B)	4,212	4,471
5.497%, SOFRRATE + 1.590%, 05/20/2030 (A)(B)	2,255	2,314
5.198%, TSFR3M + 2.829%, 01/10/2030 (A)(B)	1,220	1,240
5.176%, SOFRRATE + 1.520%, 01/09/2030 (A)(B)	2,225	2,263
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	3,070	3,117
4.400%, 08/14/2028 (A)	1,070	1,060
3.375%, 01/09/2025 (A)	420	417
2.871%, TSFR3M + 1.387%, 04/19/2032 (A)(B)	2,820	2,468
2.219%, SOFRRATE + 2.074%, 06/09/2026 (A)(B)	950	928
BNP Paribas MTN
4.375%, USSW5 + 1.483%, 03/01/2033 (A)(B)	380	368

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (A)(B)	$3,120	$3,159
Brighthouse Financial
4.700%, 06/22/2047	4	3
Cantor Fitzgerald LP
4.500%, 04/14/2027 (A)	1,575	1,552
Capital One Financial
5.884%, SOFRRATE + 1.990%, 07/26/2035 (B)	1,554	1,594
5.463%, SOFRRATE + 1.560%, 07/26/2030 (B)	2,330	2,372
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/2029 (B)	1,810	1,916
6.136%, SOFRRATE + 2.010%, 08/24/2034 (B)	360	387
5.875%, 08/24/2026	1,860	1,906
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	3,380	3,497
Chubb INA Holdings LLC
3.350%, 05/03/2026	420	413
Chubb INA Holdings LLC MTN
5.000%, 03/15/2034	1,650	1,691
CI Financial
3.200%, 12/17/2030	1,520	1,257
Citadel LP
4.875%, 01/15/2027 (A)	1,240	1,233
Citibank
5.570%, 04/30/2034	4,625	4,858
5.488%, 12/04/2026	1,995	2,040
4.838%, 08/06/2029	4,374	4,434
Citigroup
8.125%, 07/15/2039	1,438	1,871
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	2,820	2,977
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	831	854
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	4,970	5,006
5.500%, 09/13/2025	1,000	1,005
5.300%, 05/06/2044	255	251
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	5,605	5,712
4.910%, SOFRRATE + 2.086%, 05/24/2033 (B)	1,410	1,402
4.750%, 05/18/2046	150	136
4.658%, SOFRRATE + 1.887%, 05/24/2028 (B)	600	602
4.650%, 07/30/2045	1,140	1,044
4.650%, 07/23/2048	280	255
4.600%, 03/09/2026	2,785	2,778
4.450%, 09/29/2027	1,070	1,065
4.400%, 06/10/2025	2,040	2,029

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 11/20/2026	$590	$586
4.125%, 07/25/2028	260	256
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	1,780	1,643
3.106%, SOFRRATE + 2.842%, 04/08/2026 (B)	560	553
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	313	275
2.976%, SOFRRATE + 1.422%, 11/05/2030 (B)	2,575	2,371
2.572%, SOFRRATE + 2.107%, 06/03/2031 (B)	6,070	5,399
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	3,080	2,668
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	1,125	961
Citizens Financial Group
5.718%, SOFRRATE + 1.910%, 07/23/2032 (B)	2,344	2,393
Constellation Insurance
6.800%, 01/24/2030 (A)	1,775	1,768
Cooperatieve Rabobank UA
4.375%, 08/04/2025	1,310	1,301
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(B)	3,290	3,033
3.649%, H15T1Y + 1.220%, 04/06/2028 (A)(B)	780	760
Credit Agricole SA/London MTN
1.907%, SOFRRATE + 1.676%, 06/16/2026 (A)(B)	630	614
Credit Suisse AG/New York NY
7.950%, 01/09/2025	1,570	1,582
7.500%, 02/15/2028	3,000	3,275
Credit Suisse AG/New York NY MTN
3.700%, 02/21/2025	2,645	2,626
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	2,255	2,263
3.244%, US0003M + 1.591%, 12/20/2025 (A)(B)	1,320	1,311
Danske Bank MTN
0.976%, H15T1Y + 0.550%, 09/10/2025 (A)(B)	1,110	1,109
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	1,445	1,537
5.414%, 05/10/2029	2,672	2,756
3.742%, SOFRRATE + 2.257%, 01/07/2033 (B)	3,189	2,730
F&G Global Funding
1.750%, 06/30/2026 (A)	1,580	1,484
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	1,788	1,758

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	$4,120	$3,853
Global Payments
4.950%, 08/15/2027	1,666	1,684
2.150%, 01/15/2027	2,731	2,586
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	3,836	3,879
5.283%, SOFRRATE + 0.777%, 03/18/2027 (B)	2,340	2,358
Goldman Sachs Capital II
6.045%, TSFR3M + 1.029%(B)(H)	435	367
Goldman Sachs Group
6.750%, 10/01/2037	1,349	1,520
6.250%, 02/01/2041	1,290	1,440
5.859%, SOFRRATE + 0.486%, 10/21/2024 (B)	2,475	2,475
5.330%, SOFRRATE + 1.550%, 07/23/2035 (B)	2,340	2,384
5.150%, 05/22/2045	1,870	1,838
5.049%, SOFRRATE + 1.210%, 07/23/2030 (B)	3,119	3,166
4.750%, 10/21/2045	400	378
4.387%, SOFRRATE + 1.510%, 06/15/2027 (B)	2,610	2,597
4.250%, 10/21/2025	820	814
4.223%, TSFR3M + 1.563%, 05/01/2029 (B)	500	493
3.750%, 05/22/2025	500	495
3.615%, SOFRRATE + 1.846%, 03/15/2028 (B)	310	303
3.500%, 01/23/2025	150	149
3.500%, 04/01/2025	870	862
3.500%, 11/16/2026	2,420	2,366
3.272%, TSFR3M + 1.463%, 09/29/2025 (B)	2,425	2,420
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	120	93
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	280	206
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	9,760	8,425
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	5,670	4,828
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)	8,685	8,155
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	9,465	8,987
Guardian Life Global Funding
1.100%, 06/23/2025 (A)	290	281
HSBC Bank USA
7.000%, 01/15/2039	510	596

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	$1,480	$1,511
5.733%, SOFRRATE + 1.520%, 05/17/2032 (B)	3,745	3,887
5.597%, SOFRRATE + 1.060%, 05/17/2028 (B)	2,415	2,467
4.755%, SOFRRATE + 2.110%, 06/09/2028 (B)	660	660
4.583%, TSFR3M + 1.796%, 06/19/2029 (B)	660	655
4.250%, 08/18/2025	700	694
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	1,030	1,012
2.871%, SOFRRATE + 1.410%, 11/22/2032 (B)	350	304
2.804%, SOFRRATE + 1.187%, 05/24/2032 (B)	860	747
2.357%, SOFRRATE + 1.947%, 08/18/2031 (B)	410	357
2.099%, SOFRRATE + 1.929%, 06/04/2026 (B)	4,845	4,731
HSBC USA
5.294%, 03/04/2027	2,226	2,268
Intercontinental Exchange
5.250%, 06/15/2031	1,695	1,761
1.850%, 09/15/2032	3,890	3,167
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	1,260	1,264
Jackson Financial
3.125%, 11/23/2031	2,780	2,406
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,085
6.060%, TSFR3M + 0.812%, 02/01/2027 (B)	2,740	2,672
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	8,880	9,432
5.581%, SOFRRATE + 1.160%, 04/22/2030 (B)	4,713	4,907
5.571%, SOFRRATE + 0.930%, 04/22/2028 (B)	5,701	5,844
5.299%, SOFRRATE + 1.450%, 07/24/2029 (B)	4,705	4,828
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	2,790	2,863
4.995%, SOFRRATE + 1.125%, 07/22/2030 (B)	1,979	2,015
4.979%, SOFRRATE + 0.930%, 07/22/2028 (B)	1,950	1,975
4.950%, 06/01/2045	170	166
4.452%, TSFR3M + 1.592%, 12/05/2029 (B)	740	737
4.250%, 10/01/2027	2,070	2,065

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.203%, TSFR3M + 1.522%, 07/23/2029 (B)	$940	$928
4.125%, 12/15/2026	2,420	2,404
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	215	192
3.875%, 09/10/2024	440	440
3.625%, 12/01/2027	1,000	978
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	210	151
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	2,755	2,506
2.947%, SOFRRATE + 1.170%, 02/24/2028 (B)	1,470	1,416
2.739%, TSFR3M + 1.510%, 10/15/2030 (B)	1,640	1,502
2.580%, TSFR3M + 1.250%, 04/22/2032 (B)	1,212	1,061
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	1,320	1,142
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	1,960	1,759
2.301%, SOFRRATE + 1.160%, 10/15/2025 (B)	470	468
2.182%, SOFRRATE + 1.890%, 06/01/2028 (B)	1,775	1,669
2.083%, SOFRRATE + 1.850%, 04/22/2026 (B)	1,280	1,256
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	2,525	2,311
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	425	359
1.578%, SOFRRATE + 0.885%, 04/22/2027 (B)	5,945	5,657
1.470%, SOFRRATE + 0.765%, 09/22/2027 (B)	3,180	2,987
1.045%, SOFRRATE + 0.800%, 11/19/2026 (B)	1,670	1,595
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	120	119
Lehman Brothers Holdings
6.500%, 12/31/2049 (I)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (I)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, US0003M + 0.840%(H)(I)	20,630	–
Lloyds Bank PLC
3.500%, 05/14/2025	100	99
Lloyds Banking Group PLC
5.871%, H15T1Y + 1.700%, 03/06/2029 (B)	160	166
4.375%, 03/22/2028	680	675
3.574%, US0003M + 1.205%, 11/07/2028 (B)	370	357

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Marsh & McLennan
5.750%, 11/01/2032	$1,510	$1,625
Mastercard
3.850%, 03/26/2050	2,850	2,366
Mercury General
4.400%, 03/15/2027	1,720	1,690
MetLife
6.400%, 12/15/2036	1,580	1,662
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (A)	4,445	4,357
Metropolitan Life Global Funding I MTN
5.000%, 01/06/2026 (A)	1,180	1,188
3.300%, 03/21/2029 (A)	2,460	2,342
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	3,510	3,517
5.063%, H15T1Y + 1.550%, 09/12/2025 (B)	3,240	3,239
4.080%, H15T1Y + 1.300%, 04/19/2028 (B)	720	711
3.837%, H15T1Y + 1.125%, 04/17/2026 (B)	700	694
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	4,317	4,448
5.449%, SOFRRATE + 1.630%, 07/20/2029 (B)	2,292	2,363
5.320%, SOFRRATE + 1.555%, 07/19/2035 (B)	4,898	5,003
5.042%, SOFRRATE + 1.215%, 07/19/2030 (B)	3,508	3,568
2.484%, SOFRRATE + 1.360%, 09/16/2036 (B)	460	379
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	1,520	1,444
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	9,149	9,678
5.656%, SOFRRATE + 1.260%, 04/18/2030 (B)	5,135	5,346
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	3,490	3,549
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)	2,017	2,055
4.431%, TSFR3M + 1.890%, 01/23/2030 (B)	70	70
4.350%, 09/08/2026	1,105	1,099
3.772%, TSFR3M + 1.402%, 01/24/2029 (B)	280	273
3.622%, SOFRRATE + 3.120%, 04/01/2031 (B)	3,165	3,003
3.591%, US0003M + 1.340%, 07/22/2028 (B)	270	262

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.699%, SOFRRATE + 1.143%, 01/22/2031 (B)	$10	$9
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	3,020	2,590
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	725	690
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	2,895	2,450
2.188%, SOFRRATE + 1.990%, 04/28/2026 (B)	2,020	1,980
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	1,235	1,165
1.164%, SOFRRATE + 0.560%, 10/21/2025 (B)	1,770	1,759
Morgan Stanley Bank
4.968%, SOFRRATE + 0.930%, 07/14/2028 (B)	2,758	2,793
4.952%, SOFRRATE + 1.080%, 01/14/2028 (B)	3,773	3,802
Nasdaq
5.550%, 02/15/2034	2,150	2,239
National Securities Clearing
1.500%, 04/23/2025 (A)	510	499
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	2,565	2,454
Nationwide Mutual Insurance
7.891%, US0003M + 2.290%, 12/15/2024 (A)(B)	4,407	4,403
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	2,180	2,238
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	1,640	1,552
New York Life Global Funding
0.950%, 06/24/2025 (A)	550	533
New York Life Global Funding MTN
4.550%, 01/28/2033 (A)	1,565	1,541
New York Life Insurance
3.750%, 05/15/2050 (A)	650	505
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (A)	3,285	3,412
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	2,428	1,758
PayPal Holdings
5.150%, 06/01/2034	50	52
4.400%, 06/01/2032	630	625
2.300%, 06/01/2030	3,515	3,145
1.650%, 06/01/2025	640	625
PNC Bank
3.875%, 04/10/2025	910	902
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	1,355	1,526

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	$450	$452
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	185	193
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	1,080	1,116
5.068%, SOFRRATE + 1.933%, 01/24/2034 (B)	1,660	1,659
Principal Life Global Funding II
2.250%, 11/21/2024 (A)	2,940	2,919
1.250%, 06/23/2025 (A)	270	262
Royal Bank of Canada
5.813%, 06/29/2085 (B)	860	783
Royal Bank of Canada MTN
5.150%, 02/01/2034	720	738
4.969%, SOFRRATE + 1.100%, 08/02/2030 (B)	2,731	2,777
2.250%, 11/01/2024	170	169
1.150%, 06/10/2025	730	710
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/2035 (B)	2,947	3,056
Santander UK Group Holdings PLC
2.469%, SOFRRATE + 1.220%, 01/11/2028 (B)	705	666
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	2,235	2,110
1.532%, H15T1Y + 1.250%, 08/21/2026 (B)	1,140	1,100
Societe Generale MTN
7.367%, 01/10/2053 (A)	1,100	1,143
2.625%, 01/22/2025 (A)	1,345	1,330
State Street
4.530%, SOFRRATE + 1.018%, 02/20/2029 (B)	2,360	2,364
3.300%, 12/16/2024	310	308
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	148	173
4.900%, 09/15/2044 (A)	600	562
4.270%, 05/15/2047 (A)	175	148
3.300%, 05/15/2050 (A)	2,360	1,680
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	1,090	1,066
1.150%, 06/12/2025	730	710
Travelers
4.600%, 08/01/2043	50	47
Truist Bank
3.800%, 10/30/2026	250	245
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	850	868
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	787	815

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.435%, SOFRRATE + 1.620%, 01/24/2030 (B)	$2,659	$2,727
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	3,380	3,350
UBS
5.650%, 09/11/2028	1,722	1,791
4.500%, 06/26/2048	1,540	1,416
UBS Group
9.016%, SOFRRATE + 5.020%, 11/15/2033 (A)(B)	560	697
5.699%, H15T1Y + 1.770%, 02/08/2035 (A)(B)	2,565	2,660
5.617%, USISSO01 + 1.340%, 09/13/2030 (A)(B)	3,093	3,199
4.751%, H15T1Y + 1.750%, 05/12/2028 (A)(B)	660	660
4.488%, H15T1Y + 1.550%, 05/12/2026 (A)(B)	520	517
4.282%, 01/09/2028 (A)	1,695	1,667
4.253%, 03/23/2028 (A)	1,490	1,466
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(B)	2,690	2,599
4.125%, 09/24/2025 (A)	1,010	1,001
3.750%, 03/26/2025	2,160	2,143
3.091%, SOFRRATE + 1.730%, 05/14/2032 (A)(B)	2,104	1,863
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	600	511
UBS NY
5.000%, 07/09/2027	600	608
2.950%, 04/09/2025	790	780
UBS NY MTN
3.625%, 09/09/2024	1,360	1,360
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	705	741
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	360	378
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	910	945
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	695	723
5.384%, SOFRRATE + 1.560%, 01/23/2030 (B)	1,510	1,552
5.100%, SOFRRATE + 1.250%, 07/23/2030 (B)	2,734	2,783
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	2,660	2,615
4.653%, SOFRRATE + 1.230%, 02/01/2029 (B)	4,210	4,215
1.450%, 05/12/2025	1,230	1,202
US Bancorp MTN
3.600%, 09/11/2024	160	160

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.215%, SOFRRATE + 0.730%, 01/27/2028 (B)	$130	$123
Visa
4.300%, 12/14/2045	810	734
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (A)	1,370	1,368
Wells Fargo
7.950%, 11/15/2029	925	1,060
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	3,048	3,357
6.303%, SOFRRATE + 1.790%, 10/23/2029 (B)	1,149	1,219
6.063%, TSFR3M + 0.762%, 01/15/2027 (B)	2,395	2,369
5.606%, 01/15/2044	700	709
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	935	958
5.375%, 11/02/2043	190	188
3.000%, 10/23/2026	1,640	1,593
2.188%, SOFRRATE + 2.000%, 04/30/2026 (B)	1,890	1,852
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (B)	4,560	4,684
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	1,426	1,473
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	1,900	1,961
5.198%, SOFRRATE + 1.500%, 01/23/2030 (B)	7,627	7,785
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	6,920	6,631
4.900%, 11/17/2045	1,170	1,072
4.897%, SOFRRATE + 2.100%, 07/25/2033 (B)	6,580	6,548
4.750%, 12/07/2046	2,115	1,892
4.650%, 11/04/2044	500	446
4.478%, TSFR3M + 4.032%, 04/04/2031 (B)	5,280	5,226
4.400%, 06/14/2046	200	170
4.300%, 07/22/2027	1,180	1,175
4.150%, 01/24/2029	1,450	1,433
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	1,205	1,172
3.526%, SOFRRATE + 1.510%, 03/24/2028 (B)	2,695	2,624
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	3,065	2,758
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	2,120	1,943
2.572%, TSFR3M + 1.262%, 02/11/2031 (B)	619	555

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	$2,610	$2,462
Willis North America
5.350%, 05/15/2033	1,080	1,100

		727,171

Health Care — 2.2%
Abbott Laboratories
4.750%, 11/30/2036	440	445
AbbVie
5.500%, 03/15/2064	565	587
5.400%, 03/15/2054	755	782
5.050%, 03/15/2034	2,504	2,580
4.950%, 03/15/2031	1,577	1,624
4.875%, 11/14/2048	130	125
4.800%, 03/15/2027	1,894	1,919
4.800%, 03/15/2029	2,924	2,987
4.550%, 03/15/2035	1,869	1,844
4.500%, 05/14/2035	1,967	1,934
4.250%, 11/21/2049	5,785	5,044
4.050%, 11/21/2039	793	718
3.800%, 03/15/2025	700	695
3.600%, 05/14/2025	560	555
3.200%, 11/21/2029	6,052	5,735
2.950%, 11/21/2026	610	593
2.600%, 11/21/2024	2,760	2,743
Amgen
6.375%, 06/01/2037	2,275	2,533
5.650%, 03/02/2053	4,738	4,873
5.600%, 03/02/2043	1,092	1,116
5.250%, 03/02/2033	1,497	1,539
4.663%, 06/15/2051	104	93
4.400%, 05/01/2045	900	784
3.150%, 02/21/2040	1,420	1,103
2.000%, 01/15/2032	2,710	2,263
Astrazeneca Finance LLC
5.000%, 02/26/2034	1,531	1,577
AstraZeneca PLC
3.000%, 05/28/2051	391	275
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	4,728	4,024
4.625%, 06/25/2038 (A)	2,097	1,860
4.400%, 07/15/2044 (A)	2,750	2,200
Becton Dickinson
5.081%, 06/07/2029	1,527	1,564
4.685%, 12/15/2044	552	501
3.734%, 12/15/2024	446	444
Bristol-Myers Squibb
5.750%, 02/01/2031	2,780	2,977
5.650%, 02/22/2064	220	227
5.550%, 02/22/2054	310	320
5.200%, 02/22/2034	1,490	1,546
5.100%, 02/22/2031	540	558

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 07/26/2029	$253	$243
3.200%, 06/15/2026	768	754
Centene
3.000%, 10/15/2030	3,456	3,070
Cigna Group
4.900%, 12/15/2048	140	129
4.375%, 10/15/2028	1,260	1,253
3.400%, 03/15/2050	1,650	1,176
3.400%, 03/15/2051	1,050	744
3.250%, 04/15/2025	1,000	990
CommonSpirit Health
4.350%, 11/01/2042	440	388
CVS Health
6.050%, 06/01/2054	2,065	2,083
5.250%, 02/21/2033	1,456	1,465
5.125%, 07/20/2045	170	153
5.050%, 03/25/2048	6,615	5,863
5.000%, 02/20/2026	1,355	1,359
4.780%, 03/25/2038	1,510	1,387
4.300%, 03/25/2028	1,336	1,320
4.250%, 04/01/2050	630	495
4.125%, 04/01/2040	240	201
3.875%, 07/20/2025	929	920
3.750%, 04/01/2030	610	578
3.625%, 04/01/2027	240	235
3.250%, 08/15/2029	220	206
2.125%, 09/15/2031	660	548
1.875%, 02/28/2031	2,955	2,448
DH Europe Finance II S.AR.L.
2.200%, 11/15/2024	1,837	1,825
Elevance Health
5.375%, 06/15/2034	1,153	1,195
5.150%, 06/15/2029	1,651	1,699
4.625%, 05/15/2042	219	201
4.550%, 05/15/2052	490	427
4.100%, 05/15/2032	1,090	1,051
3.650%, 12/01/2027	330	323
3.350%, 12/01/2024	1,190	1,184
Eli Lilly
5.100%, 02/09/2064	2,075	2,070
5.000%, 02/09/2054	150	149
4.700%, 02/09/2034	2,894	2,931
4.600%, 08/14/2034	2,989	2,998
4.200%, 08/14/2029	2,388	2,393
Gilead Sciences
4.750%, 03/01/2046	40	37
4.000%, 09/01/2036	765	703
3.650%, 03/01/2026	890	878
HCA
6.000%, 04/01/2054	2,835	2,925
5.900%, 06/01/2053	1,764	1,789
5.250%, 04/15/2025	750	750
5.250%, 06/15/2026	1,015	1,018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 06/15/2049	$506	$470
4.125%, 06/15/2029	4,012	3,914
3.625%, 03/15/2032	1,209	1,099
3.500%, 09/01/2030	1,645	1,534
3.500%, 07/15/2051	1,287	902
2.375%, 07/15/2031	1,015	864
Humana
4.950%, 10/01/2044	200	182
4.800%, 03/15/2047	50	44
4.500%, 04/01/2025	120	119
3.950%, 03/15/2027	860	847
3.850%, 10/01/2024	2,530	2,527
3.700%, 03/23/2029	7,750	7,481
2.150%, 02/03/2032	250	207
Mass General Brigham
3.192%, 07/01/2049	245	181
Medtronic
4.625%, 03/15/2045	123	116
Merck
2.750%, 12/10/2051	1,842	1,212
2.350%, 06/24/2040	1,582	1,128
1.450%, 06/24/2030	480	411
Pfizer
4.000%, 12/15/2036	1,050	981
2.700%, 05/28/2050	1,400	938
2.625%, 04/01/2030	720	661
1.700%, 05/28/2030	680	592
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,495	1,484
5.300%, 05/19/2053	3,495	3,512
4.750%, 05/19/2033	5,711	5,742
Roche Holdings
2.607%, 12/13/2051 (A)	2,080	1,350
Royalty Pharma PLC
1.200%, 09/02/2025	980	944
Solventum
5.600%, 03/23/2034 (A)	1,410	1,438
UnitedHealth Group
6.625%, 11/15/2037	200	232
5.875%, 02/15/2053	2,647	2,862
5.800%, 03/15/2036	560	606
5.750%, 07/15/2064	1,203	1,263
5.625%, 07/15/2054	404	422
5.500%, 07/15/2044	398	410
5.375%, 04/15/2054	2,035	2,057
5.150%, 07/15/2034	4,440	4,562
4.625%, 07/15/2035	940	932
4.600%, 04/15/2027	1,564	1,582
4.450%, 12/15/2048	140	125
4.250%, 06/15/2048	180	155
4.200%, 05/15/2032	520	508
4.000%, 05/15/2029	770	762
3.875%, 12/15/2028	250	247

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 08/15/2059	$1,010	$782
3.700%, 08/15/2049	140	110
3.250%, 05/15/2051	630	454
3.125%, 05/15/2060	90	60
3.050%, 05/15/2041	350	269
2.900%, 05/15/2050	880	599
2.750%, 05/15/2040	1,450	1,084
2.300%, 05/15/2031	150	131
2.000%, 05/15/2030	220	194
1.250%, 01/15/2026	260	249
Universal Health Services
1.650%, 09/01/2026	1,260	1,183
Wyeth LLC
5.950%, 04/01/2037	320	350

		180,911

Industrials — 1.5%
Air Lease
5.850%, 12/15/2027	1,325	1,373
5.300%, 02/01/2028	570	581
3.375%, 07/01/2025	490	483
3.250%, 03/01/2025	525	519
Air Lease MTN
3.000%, 02/01/2030	2,870	2,623
2.875%, 01/15/2026	3,019	2,937
2.300%, 02/01/2025	605	597
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	74	70
BAE Systems PLC
5.250%, 03/26/2031 (A)	2,595	2,673
Boeing
7.250%, 06/15/2025	107	108
7.008%, 05/01/2064 (A)	309	333
6.858%, 05/01/2054 (A)	705	759
6.528%, 05/01/2034 (A)	3,559	3,769
6.388%, 05/01/2031 (A)	2,450	2,581
6.298%, 05/01/2029 (A)	2,175	2,272
5.805%, 05/01/2050	4,045	3,818
5.150%, 05/01/2030	310	309
4.875%, 05/01/2025	1,550	1,544
3.750%, 02/01/2050	1,789	1,236
3.250%, 02/01/2035	750	605
3.200%, 03/01/2029	610	563
3.100%, 05/01/2026	230	222
2.800%, 03/01/2027	280	265
2.700%, 02/01/2027	340	322
2.196%, 02/04/2026	2,645	2,534
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	246
5.200%, 04/15/2054	794	798
4.550%, 09/01/2044	470	431
4.450%, 01/15/2053	299	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 09/01/2025	$140	$139
2.875%, 06/15/2052	610	408
Canadian Pacific Railway
6.125%, 09/15/2115	34	36
Carrier Global
3.577%, 04/05/2050	24	18
Caterpillar
4.300%, 05/15/2044	50	45
Caterpillar Financial Services
4.500%, 01/08/2027	1,873	1,887
4.450%, 10/16/2026	1,566	1,573
4.400%, 10/15/2027	1,566	1,575
4.375%, 08/16/2029	1,566	1,573
Caterpillar Financial Services MTN
5.000%, 05/14/2027	2,277	2,324
4.850%, 02/27/2029	1,500	1,536
Cintas No. 2
4.000%, 05/01/2032	2,845	2,753
3.700%, 04/01/2027	590	582
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	36	36
Crowley Conro LLC
4.181%, 08/15/2043	699	647
Deere
3.750%, 04/15/2050	320	265
3.100%, 04/15/2030	160	151
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,282	2,122
Delta Air Lines/Skymiles
4.750%, 10/20/2028 (A)	3,735	3,699
4.500%, 10/20/2025 (A)	554	552
Eaton
4.150%, 11/02/2042	710	630
4.000%, 11/02/2032	99	96
Emerson Electric
2.800%, 12/21/2051	2,935	1,948
General Dynamics
4.250%, 04/01/2040	880	803
4.250%, 04/01/2050	200	176
General Electric MTN
5.860%, TSFR3M + 0.742%, 08/15/2036 (B)	3,035	2,855
Honeywell International
5.250%, 03/01/2054	781	793
5.000%, 03/01/2035	1,360	1,395
Howmet Aerospace
4.850%, 10/15/2031	1,017	1,029
ILFC E-Capital Trust II
7.409%, TSFR3M + 2.062%, 12/21/2065 (A)(B)	1,200	984

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	$131	$114
John Deere Capital
4.500%, 01/08/2027	2,620	2,643
4.500%, 01/16/2029	2,620	2,647
John Deere Capital MTN
5.150%, 09/08/2026	2,597	2,643
5.100%, 04/11/2034	1,893	1,956
5.050%, 06/12/2034	2,399	2,468
4.950%, 07/14/2028	594	609
4.900%, 06/11/2027	2,291	2,332
4.850%, 06/11/2029	1,522	1,559
4.150%, 09/15/2027	1,493	1,494
L3Harris Technologies
5.054%, 04/27/2045	330	316
4.854%, 04/27/2035	210	208
Lockheed Martin
5.200%, 02/15/2064	1,561	1,572
4.800%, 08/15/2034	1,561	1,584
4.150%, 06/15/2053	2,240	1,915
3.900%, 06/15/2032	410	397
Northrop Grumman
5.250%, 05/01/2050	3,620	3,600
3.850%, 04/15/2045	770	633
3.250%, 01/15/2028	480	463
2.930%, 01/15/2025	2,020	2,004
Otis Worldwide
3.112%, 02/15/2040	605	469
2.056%, 04/05/2025	340	334
Owens Corning
5.950%, 06/15/2054	692	715
5.700%, 06/15/2034	1,152	1,203
Raytheon Technologies
2.250%, 07/01/2030	680	603
Republic Services
5.000%, 11/15/2029	1,529	1,570
1.450%, 02/15/2031	3,485	2,880
Roper Technologies
1.000%, 09/15/2025	940	904
RTX
6.400%, 03/15/2054	1,543	1,771
6.100%, 03/15/2034	1,531	1,667
6.000%, 03/15/2031	730	785
4.125%, 11/16/2028	480	474
3.950%, 08/16/2025	250	248
3.150%, 12/15/2024	320	316
3.125%, 07/01/2050	1,290	895
3.030%, 03/15/2052	680	458
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (A)	595	568
Union Pacific
3.839%, 03/20/2060	970	751

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 07/15/2025	$530	$526
3.750%, 02/05/2070	700	514
3.250%, 02/05/2050	1,065	781
2.891%, 04/06/2036	835	704
2.800%, 02/14/2032	965	865
2.375%, 05/20/2031	712	631
2.150%, 02/05/2027	270	257
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	3,715	3,839
United Parcel Service
5.200%, 04/01/2040	525	531
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	16	16
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	1,922	1,909
Waste Connections
5.000%, 03/01/2034	820	832

		126,642

Information Technology — 1.3%
Adobe
4.950%, 04/04/2034	2,266	2,342
Analog Devices
5.300%, 04/01/2054	1,368	1,400
5.050%, 04/01/2034	1,519	1,567
Apple
3.950%, 08/08/2052	1,432	1,233
2.650%, 05/11/2050	593	402
2.650%, 02/08/2051	458	312
2.375%, 02/08/2041	545	397
Applied Materials
4.800%, 06/15/2029	763	780
1.750%, 06/01/2030	1,070	931
Broadcom
5.150%, 11/15/2031	2,341	2,391
5.050%, 07/12/2027	1,950	1,980
5.050%, 07/12/2029	2,731	2,784
4.926%, 05/15/2037 (A)	2,595	2,535
4.150%, 11/15/2030	842	820
3.419%, 04/15/2033 (A)	744	663
3.150%, 11/15/2025	877	861
3.137%, 11/15/2035 (A)	2,520	2,107
2.450%, 02/15/2031 (A)	1,171	1,022
Cisco Systems
5.300%, 02/26/2054	1,137	1,174
5.050%, 02/26/2034	2,600	2,694
4.950%, 02/26/2031	1,515	1,566
4.800%, 02/26/2027	2,273	2,310
Constellation Software
5.158%, 02/16/2029 (A)	3,000	3,069

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Foundry JV Holdco LLC
5.900%, 01/25/2030 (A)	$1,540	$1,584
5.875%, 01/25/2034 (A)	1,030	1,034
Intel
5.900%, 02/10/2063	1,043	1,013
5.700%, 02/10/2053	1,492	1,427
5.625%, 02/10/2043	429	416
5.600%, 02/21/2054	1,136	1,077
5.200%, 02/10/2033	430	428
5.125%, 02/10/2030	600	606
5.000%, 02/21/2031	1,138	1,136
4.750%, 03/25/2050	480	403
3.734%, 12/08/2047	119	85
3.050%, 08/12/2051	1,550	963
2.800%, 08/12/2041	643	439
1.600%, 08/12/2028	650	574
Intuit
5.500%, 09/15/2053	1,487	1,565
5.250%, 09/15/2026	1,857	1,893
5.200%, 09/15/2033	1,483	1,545
5.125%, 09/15/2028	1,483	1,532
KLA
4.700%, 02/01/2034	1,512	1,521
4.650%, 07/15/2032	640	646
3.300%, 03/01/2050	613	453
Kyndryl Holdings
2.050%, 10/15/2026	1,855	1,743
Lam Research
3.800%, 03/15/2025	150	149
Marvell Technology
5.950%, 09/15/2033	1,114	1,183
5.750%, 02/15/2029	1,114	1,161
Micron Technology
5.875%, 02/09/2033	360	379
5.375%, 04/15/2028	3,748	3,832
5.300%, 01/15/2031	640	656
Microsoft
4.100%, 02/06/2037	245	241
3.450%, 08/08/2036	2,052	1,877
3.300%, 02/06/2027	720	709
2.921%, 03/17/2052	646	467
NVIDIA
3.700%, 04/01/2060	680	552
NXP BV / NXP FUNDING LLC / NXP USA
2.700%, 05/01/2025	430	423
Oracle
6.900%, 11/09/2052	385	448
4.650%, 05/06/2030	610	614
4.000%, 07/15/2046	1,299	1,034
4.000%, 11/15/2047	330	261
3.950%, 03/25/2051	2,659	2,056
3.900%, 05/15/2035	4,255	3,841
3.800%, 11/15/2037	4,295	3,693

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.600%, 04/01/2040	$1,114	$897
3.600%, 04/01/2050	280	204
2.950%, 05/15/2025	695	685
2.950%, 04/01/2030	1,415	1,300
2.875%, 03/25/2031	1,860	1,664
2.800%, 04/01/2027	625	601
1.650%, 03/25/2026	1,570	1,499
QUALCOMM
6.000%, 05/20/2053	1,686	1,889
Sprint Capital
8.750%, 03/15/2032	2,230	2,751
Texas Instruments
5.150%, 02/08/2054	755	763
5.000%, 03/14/2053	1,647	1,629
4.150%, 05/15/2048	1,250	1,094
1.750%, 05/04/2030	440	386
TSMC Arizona
2.500%, 10/25/2031	3,950	3,446
1.750%, 10/25/2026	750	710
TSMC Global
1.375%, 09/28/2030 (A)	2,240	1,873
VMware
1.400%, 08/15/2026	1,048	986
Vontier
1.800%, 04/01/2026	1,170	1,113

		104,489

Materials — 0.7%
Amcor Finance USA
3.625%, 04/28/2026	2,000	1,960
Anglo American Capital PLC
5.750%, 04/05/2034 (A)	2,145	2,206
4.000%, 09/11/2027 (A)	280	274
3.625%, 09/11/2024 (A)	1,810	1,809
ArcelorMittal
6.350%, 06/17/2054	1,310	1,318
6.000%, 06/17/2034	2,650	2,745
Barrick North America Finance LLC
5.700%, 05/30/2041	590	609
Berry Global
5.650%, 01/15/2034 (A)	1,010	1,027
4.875%, 07/15/2026 (A)	1,522	1,506
1.650%, 01/15/2027	1,785	1,663
BHP Billiton Finance USA
5.000%, 09/30/2043	170	166
Celanese US Holdings LLC
6.550%, 11/15/2030	3,503	3,757
6.379%, 07/15/2032	1,739	1,838
6.050%, 03/15/2025	689	691
Dow Chemical
5.600%, 02/15/2054	1,133	1,138
4.800%, 05/15/2049	585	520

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DuPont de Nemours
4.493%, 11/15/2025	$2,095	$2,087
Freeport-McMoRan
5.450%, 03/15/2043	390	382
5.400%, 11/14/2034	330	336
Glencore Funding LLC
5.893%, 04/04/2054 (A)	315	315
5.634%, 04/04/2034 (A)	2,052	2,090
5.371%, 04/04/2029 (A)	1,034	1,055
4.000%, 03/27/2027 (A)	1,570	1,542
International Flavors & Fragrances
5.000%, 09/26/2048	2,365	2,124
2.300%, 11/01/2030 (A)	4,675	4,054
LYB International Finance III LLC
5.500%, 03/01/2034	2,084	2,136
3.625%, 04/01/2051	1,530	1,102
MEGlobal BV MTN
4.250%, 11/03/2026 (A)	1,440	1,415
2.625%, 04/28/2028 (A)	2,450	2,262
OCP
4.500%, 10/22/2025 (A)	1,860	1,841
Orbia Advance
2.875%, 05/11/2031 (A)	1,340	1,139
1.875%, 05/11/2026 (A)	1,410	1,333
Southern Copper
5.250%, 11/08/2042	4,700	4,537
Suzano Austria GmbH
6.000%, 01/15/2029	1,910	1,949

		54,926

Real Estate — 0.9%
Agree LP
4.800%, 10/01/2032	702	689
2.600%, 06/15/2033	317	260
2.000%, 06/15/2028	1,167	1,057
American Assets Trust LP
3.375%, 02/01/2031	2,580	2,194
American Homes 4 Rent LP
5.500%, 07/15/2034	1,529	1,560
4.300%, 04/15/2052	578	466
3.625%, 04/15/2032	1,289	1,172
3.375%, 07/15/2051	1,120	769
2.375%, 07/15/2031	1,320	1,115
American Tower
5.900%, 11/15/2033	1,124	1,193
5.650%, 03/15/2033	2,318	2,416
5.550%, 07/15/2033	1,920	1,990
5.500%, 03/15/2028	1,491	1,532
3.125%, 01/15/2027	632	611
2.700%, 04/15/2031	3,790	3,337
1.875%, 10/15/2030	3,215	2,728
AvalonBay Communities MTN
2.450%, 01/15/2031	1,535	1,351

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boston Properties LP
3.400%, 06/21/2029	$1,510	$1,395
2.900%, 03/15/2030	125	110
Brixmor Operating Partnership LP
2.500%, 08/16/2031	1,958	1,670
Camden Property Trust
2.800%, 05/15/2030	480	439
Crown Castle
5.800%, 03/01/2034	2,315	2,424
5.200%, 09/01/2034	1,565	1,564
2.900%, 04/01/2041	683	495
2.100%, 04/01/2031	4,370	3,667
Equinix
3.900%, 04/15/2032	3,975	3,744
Essex Portfolio
5.500%, 04/01/2034	787	808
Essex Portfolio LP
2.550%, 06/15/2031	665	574
Extra Space Storage LP
3.900%, 04/01/2029	1,153	1,115
2.550%, 06/01/2031	2,255	1,941
2.400%, 10/15/2031	130	110
2.200%, 10/15/2030	542	468
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,276
5.300%, 01/15/2029	545	550
4.000%, 01/15/2030	1,542	1,457
4.000%, 01/15/2031	85	79
Healthcare Realty Holdings LP
3.875%, 05/01/2025	1,100	1,090
3.625%, 01/15/2028	195	185
3.500%, 08/01/2026	1,010	987
2.050%, 03/15/2031	360	292
Hudson Pacific Properties LP
4.650%, 04/01/2029	3,265	2,699
3.250%, 01/15/2030	180	133
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	1,780	1,814
4.150%, 04/15/2032	1,283	1,209
2.000%, 08/15/2031	2,394	1,976
LXP Industrial Trust
6.750%, 11/15/2028	545	578
Mid-America Apartments LP
5.300%, 02/15/2032	1,148	1,180
Physicians Realty
3.950%, 01/15/2028	56	55
2.625%, 11/01/2031	895	771
Realty Income
5.625%, 10/13/2032	566	594
5.125%, 02/15/2034	1,616	1,630
4.900%, 07/15/2033	1,110	1,103
3.400%, 01/15/2030	772	727
2.850%, 12/15/2032	933	802

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.100%, 03/15/2028	$723	$666
Regency Centers LP
5.250%, 01/15/2034	1,513	1,540
2.950%, 09/15/2029	1,765	1,635
Sabra Health Care LP
3.900%, 10/15/2029	1,335	1,249
Store Capital LLC
4.625%, 03/15/2029	822	799
4.500%, 03/15/2028	741	722
2.750%, 11/18/2030	1,140	986
2.700%, 12/01/2031	448	376
Sun Communities Operating
4.200%, 04/15/2032	1,676	1,554
VICI Properties LP
5.625%, 05/15/2052	63	60
5.125%, 05/15/2032	691	683
4.950%, 02/15/2030	300	299
VICI Properties LP / VICI Note Co
4.625%, 06/15/2025 (A)	140	139
4.500%, 01/15/2028 (A)	371	364
4.125%, 08/15/2030 (A)	70	66
3.875%, 02/15/2029 (A)	575	546

		77,835

Utilities — 2.3%
Alabama Power
3.700%, 12/01/2047	1,490	1,169
American Electric Power
5.699%, 08/15/2025	1,745	1,756
American Transmission Systems
2.650%, 01/15/2032 (A)	1,185	1,024
Appalachian Power
5.650%, 04/01/2034	2,985	3,086
4.500%, 03/01/2049	60	50
4.450%, 06/01/2045	1,600	1,344
3.300%, 06/01/2027	3,000	2,905
Baltimore Gas and Electric
2.250%, 06/15/2031	999	862
Berkshire Hathaway Energy
2.850%, 05/15/2051	2,810	1,828
Boston Gas
4.487%, 02/15/2042 (A)	140	119
Brooklyn Union Gas
6.415%, 07/18/2054 (A)	2,975	3,082
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	4,394	4,492
3.600%, 03/01/2052	738	554
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (A)	1,708	1,768
Comision Federal de Electricidad
3.875%, 07/26/2033 (A)	790	667
Consolidated Edison of New York
5.700%, 05/15/2054	765	802

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 03/15/2034	$1,907	$2,006
5.375%, 05/15/2034	1,150	1,200
4.450%, 03/15/2044	2,605	2,318
3.950%, 04/01/2050	210	173
3.350%, 04/01/2030	260	248
3.200%, 12/01/2051	223	155
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,498
Consumers Energy
4.700%, 01/15/2030	1,165	1,182
Consumers Securitization Funding LLC, Ser 2023
5.550%, 03/01/2028	2,085	2,102
DTE Electric
3.650%, 03/01/2052	534	411
2.950%, 03/01/2050	1,166	799
DTE Energy
5.850%, 06/01/2034	1,072	1,129
4.950%, 07/01/2027	1,165	1,178
2.529%, 10/01/2024 (D)	1,775	1,770
1.050%, 06/01/2025	2,400	2,329
Duke Energy
3.500%, 06/15/2051	619	443
3.150%, 08/15/2027	850	819
0.900%, 09/15/2025	1,955	1,881
Duke Energy Carolinas LLC
5.400%, 01/15/2054	748	757
5.350%, 01/15/2053	1,497	1,497
4.250%, 12/15/2041	1,000	882
4.000%, 09/30/2042	1,512	1,289
3.550%, 03/15/2052	903	670
2.850%, 03/15/2032	1,240	1,102
2.550%, 04/15/2031	456	402
Duke Energy Florida LLC
5.875%, 11/15/2033	380	409
2.400%, 12/15/2031	995	856
Duke Energy Indiana LLC
2.750%, 04/01/2050	880	563
Duke Energy Ohio
5.250%, 04/01/2033	2,215	2,276
Duke Energy Progress LLC
4.150%, 12/01/2044	1,750	1,482
2.500%, 08/15/2050	1,007	614
East Ohio Gas
2.000%, 06/15/2030 (A)	2,365	2,033
Electricite de France
6.000%, 04/22/2064 (A)	1,575	1,562
Entergy Arkansas LLC
5.150%, 01/15/2033	1,498	1,533
2.650%, 06/15/2051	899	553
Entergy Louisiana LLC
5.150%, 09/15/2034	575	580

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Entergy Texas
3.450%, 12/01/2027	$1,625	$1,560
Evergy Metro
5.300%, 10/01/2041	250	250
Evergy Missouri West
5.650%, 06/01/2034 (A)	2,695	2,799
Eversource Energy
5.950%, 02/01/2029	6,355	6,663
5.950%, 07/15/2034	912	960
5.850%, 04/15/2031	1,520	1,597
4.600%, 07/01/2027	1,125	1,125
Exelon
5.625%, 06/15/2035	1,920	2,019
3.950%, 06/15/2025	1,020	1,012
FirstEnergy
3.900%, 07/15/2027	1,310	1,285
1.600%, 01/15/2026	300	287
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (A)	768	781
5.150%, 03/30/2026 (A)	749	751
4.000%, 04/15/2025 (A)	1,000	991
3.250%, 03/15/2028 (A)	973	932
Florida Power & Light
5.600%, 06/15/2054	777	825
4.400%, 05/15/2028	3,270	3,289
Interstate Power and Light
5.700%, 10/15/2033	2,335	2,446
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	1,097	947
KeySpan Gas East
3.586%, 01/18/2052 (A)	4,825	3,396
2.742%, 08/15/2026 (A)	1,175	1,126
Louisville Gas and Electric
5.450%, 04/15/2033	2,285	2,381
Metropolitan Edison
4.300%, 01/15/2029 (A)	1,894	1,871
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,416
3.650%, 04/15/2029	1,330	1,293
2.700%, 08/01/2052	865	552
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (A)	190	187
Mississippi Power
4.250%, 03/15/2042	508	439
3.100%, 07/30/2051	1,197	802
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	720	710
NextEra Energy Capital Holdings
6.051%, 03/01/2025	2,190	2,199
5.250%, 03/15/2034	2,250	2,288
NiSource
5.800%, 02/01/2042	471	480

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.350%, 04/01/2034	$3,030	$3,093
Northern States Power
5.400%, 03/15/2054	604	615
NSTAR Electric
5.400%, 06/01/2034	1,153	1,204
Oncor Electric Delivery LLC
5.550%, 06/15/2054 (A)	1,294	1,328
Pacific Gas and Electric
6.100%, 01/15/2029	3,655	3,822
5.800%, 05/15/2034	890	916
4.950%, 07/01/2050	3,192	2,781
4.750%, 02/15/2044	336	289
4.200%, 06/01/2041	580	471
3.950%, 12/01/2047	3,186	2,399
3.500%, 08/01/2050	599	414
3.300%, 08/01/2040	90	67
2.500%, 02/01/2031	2,795	2,399
2.100%, 08/01/2027	3,055	2,839
PacifiCorp
2.900%, 06/15/2052	2,590	1,623
PECO Energy
4.150%, 10/01/2044	1,985	1,712
2.850%, 09/15/2051	1,205	786
Pennsylvania Electric
4.150%, 04/15/2025 (A)	995	983
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)	2,430	2,487
5.450%, 05/21/2028 (A)	830	848
4.125%, 05/15/2027 (A)	1,990	1,958
Piedmont Natural Gas
5.100%, 02/15/2035	745	744
3.350%, 06/01/2050	2,538	1,790
2.500%, 03/15/2031	2,000	1,742
PPL Capital Funding
5.250%, 09/01/2034	782	792
Progress Energy
6.000%, 12/01/2039	310	327
Public Service Electric and Gas MTN
5.125%, 03/15/2053	1,390	1,373
2.700%, 05/01/2050	467	307
2.050%, 08/01/2050	276	158
1.900%, 08/15/2031	1,716	1,441
Public Service Enterprise Group
5.450%, 04/01/2034	1,285	1,321
Public Service of Oklahoma
3.150%, 08/15/2051	675	458
Southern California Edison
4.125%, 03/01/2048	752	621
Southern California Gas
2.550%, 02/01/2030	1,840	1,665
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,514

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southwestern Electric Power
5.300%, 04/01/2033	$1,560	$1,583
2.750%, 10/01/2026	1,000	963
1.650%, 03/15/2026	3,990	3,818
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,518
Texas Electric Market Stabilization Funding N LLC
4.265%, 08/01/2034 (A)	2,396	2,378
Union Electric
5.200%, 04/01/2034	2,460	2,522
Virginia Electric and Power
5.550%, 08/15/2054	1,349	1,371
5.050%, 08/15/2034	782	787
5.000%, 04/01/2033	2,078	2,093
5.000%, 01/15/2034	2,095	2,110
4.650%, 08/15/2043	1,205	1,097
2.950%, 11/15/2051	999	660
Virginia Power Fuel Securitization LLC
5.088%, 05/01/2027	995	1,005
Wisconsin Electric Power
1.700%, 06/15/2028	670	610

		186,670

Total Corporate Obligations
(Cost $2,097,275) ($ Thousands)		2,029,580

ASSET-BACKED SECURITIES — 7.7%
Automotive — 2.0%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	876	882
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	1,272	1,266
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	757	763
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	1,495	1,517
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (A)	133	133
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	1,145	1,149
Avis Budget Rental Car Funding AESOP LLC, Ser 2024-3A, Cl A
5.230%, 12/20/2030 (A)	1,440	1,460
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	363	363

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	$810	$818
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	2,556	2,532
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	1,405	1,415
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (A)	1,120	1,108
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	1,381	1,407
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	550	553
Enterprise Fleet Financing LLC, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (A)	1,635	1,646
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (A)	601	600
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	772	778
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	788	799
Ford Credit Auto Owner Trust, Ser 2023-2, Cl C
6.160%, 02/15/2036 (A)	2,820	2,907
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	3,281	3,277
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (A)(D)	3,226	3,274
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	2,695
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	182	182
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	1,064	1,066
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	677	684
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	1,288	1,287

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2024-2, Cl A3
5.100%, 03/16/2029	$2,238	$2,269
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (A)	1,078	1,097
GM Financial Revolving Receivables Trust, Ser 2024-2, Cl A
4.520%, 03/11/2037 (A)	1,956	1,955
Hertz Vehicle Financing III LLC, Ser 2023-3A, Cl A
5.940%, 02/25/2028 (A)	860	877
Hertz Vehicle Financing III LLC, Ser 2023-4A, Cl A
6.150%, 03/25/2030 (A)	2,120	2,208
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (A)	2,030	1,877
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	1,136	1,127
Honda Auto Receivables Owner Trust, Ser 2024-2, Cl A3
5.270%, 11/20/2028	3,125	3,181
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	5,341	5,365
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A4
4.510%, 11/21/2030	888	893
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (A)	742	741
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/2027 (A)	1,684	1,688
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A4
5.840%, 09/15/2027 (A)	1,115	1,132
Hyundai Auto Lease Securitization Trust, Ser 2024-C, Cl A3
4.620%, 04/17/2028 (A)	6,231	6,240
Hyundai Auto Lease Securitization Trust, Ser 2024-C, Cl A4
4.650%, 09/15/2028 (A)	1,839	1,844
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	1,347	1,301
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	1,383	1,363
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	899	872

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	$1,525	$1,524
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	858	869
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (A)	73	72
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (A)	405	398
LAD Auto Receivables Trust, Ser 2024-2A, Cl A3
5.610%, 08/15/2028 (A)	1,455	1,472
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	1,834	1,862
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	1,493	1,506
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	1,104	1,104
Nissan Auto Receivables Owner Trust, Ser 2024-A, Cl A3
5.280%, 12/15/2028	3,349	3,406
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (A)	1,640	1,665
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (A)	575	573
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (A)	813	808
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl C
5.933%, 12/15/2033 (A)	3,900	3,955
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	59	59
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	427	427
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	800	799
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	553	554
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	1,657	1,681

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A3
4.850%, 01/16/2029	$1,722	$1,724
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (A)	779	778
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	2,161	2,173
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/2029 (A)	2,096	2,117
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (A)	2,005	2,034
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (A)	5,951	5,989
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (A)	433	439
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A2
5.450%, 12/15/2027 (A)	2,145	2,152
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (A)	1,355	1,368
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (A)	2,297	2,310
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (A)	389	393
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (A)	1,414	1,441
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (A)	10,690	10,403
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (A)	7,605	7,209
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (A)	4,760	4,856
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (A)	9,773	10,069
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	994	1,014
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	1,966	1,966
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	2,315	2,333

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (A)	$3,050	$3,066
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	107	107
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	2,187	2,201
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (A)	1,500	1,500
World Omni Auto Receivables Trust, Ser 2024-B, Cl A3
5.270%, 09/17/2029	2,475	2,525
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	1,115	1,115
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	648	648
		165,255

Credit Cards — 0.8%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	1,580	1,562
American Express Credit Account Master Trust, Ser 2024-1, Cl A
5.230%, 04/15/2029	3,190	3,266
American Express Credit Account Master Trust, Ser 2024-2, Cl A
5.240%, 04/15/2031	9,858	10,291
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	5,385	5,454
BA Credit Card Trust, Ser 2023-A1, Cl A1
4.790%, 05/15/2028	825	830
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	9,226	9,365
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	4,503	4,585
CARDS II Trust, Ser 2024-1A, Cl A
6.035%, SOFRRATE + 0.680%, 07/16/2029 (A)(B)	4,475	4,475
Discover Card Execution Note Trust, Ser 2023-A1, Cl A
4.310%, 03/15/2028	2,205	2,198
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	6,720	6,778
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	3,475	3,530

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Synchrony Card Funding LLC, Ser 2024-A2, Cl A
4.930%, 07/15/2030	$1,541	$1,565
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	4,274	4,342
World Financial Network Credit Card Master Note Trust, Ser 2024-B, Cl A
4.620%, 05/15/2031	1,552	1,554
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/2031	936	956
		60,751

Mortgage Related Securities — 0.1%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (D)	11	11
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
6.112%, TSFR1M + 0.834%, 01/25/2035 (B)	621	621
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
6.271%, TSFR1M + 0.934%, 09/15/2029 (B)	126	121
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
5.712%, TSFR1M + 0.434%, 08/25/2036 (B)	652	231
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (D)	12	4
RASC Trust, Ser 2005-KS9, Cl M5
6.337%, TSFR1M + 0.744%, 10/25/2035 (B)	2,090	2,077
RASC Trust, Ser 2006-KS2, Cl M2
5.977%, TSFR1M + 0.699%, 03/25/2036 (B)	806	798
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	4	4
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
6.392%, TSFR1M + 1.114%, 10/25/2034 (B)	1,921	1,939
		5,806

Other Asset-Backed Securities — 4.8%

AB BSL CLO IV, Ser 2023-4A, Cl A
7.282%, TSFR3M + 2.000%, 04/20/2036 (A)(B)	890	895
AccessLex Institute, Ser 2007-A, Cl A3
5.633%, TSFR3M + 0.562%, 05/25/2036 (B)	1,109	1,094

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AGL CLO 33, Ser 2024-33A, Cl A1
6.559%, TSFR3M + 1.350%, 07/21/2037 (A)(B)	$4,260	$4,258
AGL CLO VI, Ser 2021-6A, Cl AR
6.744%, TSFR3M + 1.462%, 07/20/2034 (A)(B)	610	611
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (A)	3,630	3,410
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (A)	4,662	4,604
AMMC CLO 15, Ser 2021-15A, Cl BR3
7.213%, TSFR3M + 1.912%, 01/15/2032 (A)(B)	2,000	1,999
Apidos CLO XII, Ser 2024-12A, Cl ARR
6.381%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	2,350	2,350
Apidos CLO XXV, Ser 2024-25A, Cl A1R2
6.432%, TSFR3M + 1.150%, 10/20/2031 (A)(B)	4,049	4,053
Apidos CLO XXXV, Ser 2021-35A, Cl A
6.594%, TSFR3M + 1.312%, 04/20/2034 (A)(B)	1,320	1,321
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
7.151%, TSFR1M + 1.814%, 11/15/2036 (A)(B)	4,831	4,776
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
6.804%, SOFR30A + 1.450%, 01/15/2037 (A)(B)	1,848	1,839
Ares Loan Funding IV, Ser 2023-ALF4A, Cl A1
7.051%, TSFR3M + 1.750%, 10/15/2036 (A)(B)	2,380	2,395
Ares LXIII CLO, Ser 2022-63A, Cl A1A
6.662%, TSFR3M + 1.380%, 04/20/2035 (A)(B)	2,750	2,757
Balboa Bay Loan Funding, Ser 2021-2A, Cl A1
6.714%, TSFR3M + 1.432%, 01/20/2035 (A)(B)	1,230	1,229
Ballyrock CLO, Ser 2019-2, Cl A1RR
6.528%, TSFR3M + 1.400%, 02/20/2036 (A)(B)	1,530	1,532
Barings CLO, Ser 2024-4A, Cl A1R
6.451%, TSFR3M + 1.150%, 10/15/2030 (A)(B)	5,607	5,609
Battery Park CLO, Ser 2024-1A, Cl AR
6.701%, TSFR3M + 1.400%, 07/15/2036 (A)(B)	2,540	2,539
Birch Grove CLO 4, Ser 2022-4A, Cl A1R
6.781%, TSFR3M + 1.480%, 07/15/2037 (A)(B)	1,320	1,320

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Birch Grove CLO 7, Ser 2023-7A, Cl A1
7.082%, TSFR3M + 1.800%, 10/20/2036 (A)(B)	$1,420	$1,430
Birch Grove CLO 8, Ser 2024-8A, Cl A1
6.928%, TSFR3M + 1.630%, 04/20/2037 (A)(B)	1,450	1,458
Blackbird Capital II Aircraft Lease, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (A)	741	675
BlueMountain CLO XXXI, Ser 2021-31A, Cl A1
6.691%, TSFR3M + 1.412%, 04/19/2034 (A)(B)	350	351
Brazos Education Loan Authority, Ser 2012-1, Cl A1
6.163%, SOFR30A + 0.814%, 12/26/2035 (B)	211	211
Brightwood Capital MM CLO, Ser 2023-1A, Cl A1A
8.079%, TSFR3M + 2.750%, 10/15/2035 (A)(B)	1,690	1,713
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
6.575%, TSFR3M + 1.312%, 07/27/2031 (A)(B)	481	480
CarVal CLO VII-C, Ser 2024-1A, Cl A1R
6.722%, TSFR3M + 1.440%, 07/20/2037 (A)(B)	2,550	2,549
CarVal CLO XI C, Ser 2024-3A, Cl A1
0.000%, 10/20/2037 (A)(B)(E)	3,290	3,290
Catskill Park CLO, Ser 2017-1A, Cl A2
7.244%, TSFR3M + 1.962%, 04/20/2029 (A)(B)	1,500	1,502
Cayuga Park CLO, Ser 2021-1A, Cl AR
6.667%, TSFR3M + 1.382%, 07/17/2034 (A)(B)	2,360	2,364
CBAM, Ser 2017-1A, Cl A1
6.794%, TSFR3M + 1.512%, 07/20/2030 (A)(B)	249	249
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (A)	1,259	1,204
Cedar Funding VII CLO, Ser 2024-7A, Cl AR
6.176%, TSFR3M + 1.080%, 01/20/2031 (A)(B)	7,100	7,100
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.857%, 11/25/2034 (D)	80	79
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.857%, 11/25/2034 (D)	80	78
CIFC Funding, Ser 2021-3A, Cl A1R
6.674%, TSFR3M + 1.392%, 10/20/2034 (A)(B)	840	841
CIFC Funding, Ser 2021-4A, Cl A1A2
6.614%, TSFR3M + 1.332%, 04/20/2034 (A)(B)	350	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2021-7A, Cl A1
6.675%, TSFR3M + 1.392%, 01/23/2035 (A)(B)	$6,225	$6,230
CIFC Funding, Ser 2024-1A, Cl A1R
6.763%, TSFR3M + 1.420%, 07/25/2037 (A)(B)	2,250	2,249
CIFC Funding, Ser 2024-2A, Cl A1
6.848%, TSFR3M + 1.520%, 04/22/2037 (A)(B)	2,400	2,404
CIT Education Loan Trust, Ser 2007-1, Cl A
5.705%, SOFR90A + 0.352%, 03/25/2042 (A)(B)	746	729
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.759%, 03/25/2037 (D)	123	122
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	1,528	1,514
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	3,265	3,285
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
7.042%, TSFR1M + 1.764%, 11/26/2046 (A)(B)	371	369
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (A)	300	287
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (A)	643	610
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (A)	543	493
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (A)	357	322
College Avenue Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (A)	2,433	2,433
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.788%, 06/25/2040 (A)(B)	87	6
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
5.932%, TSFR1M + 0.654%, 12/25/2034 (B)	1,645	1,628
Countrywide Asset-Backed Certificates Trust, Ser 2006-SD3, Cl A1
6.052%, TSFR1M + 0.774%, 07/25/2036 (A)(B)	12	12
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
6.292%, TSFR1M + 1.014%, 10/25/2047 (B)	180	168

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
5.571%, TSFR1M + 0.234%, 04/15/2037 (B)	$954	$898
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (D)	18	17
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.032%, 12/25/2036 (D)	300	247
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (A)	760	774
DLLAD LLC, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (A)	1,650	1,684
DLLMT 2024-1 LLC, Ser 2024-1A, Cl A4
4.980%, 04/20/2032 (A)	1,380	1,385
DLLST LLC, Ser 2024-1A, Cl A3
5.050%, 08/20/2027 (A)	740	743
DRIVEN BRANDS FUNDING LLC, Ser 2024-1A, Cl A2
6.372%, 10/20/2054 (A)	1,770	1,825
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
6.463%, TSFR3M + 1.162%, 04/15/2029 (A)(B)	2,391	2,393
Eaton Vance CLO, Ser 2021-2A, Cl AR
6.713%, TSFR3M + 1.412%, 01/15/2035 (A)(B)	1,500	1,500
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (A)	1,348	1,350
Elmwood CLO I, Ser 2024-1A, Cl A1RR
6.802%, TSFR3M + 1.520%, 04/20/2037 (A)(B)	2,220	2,237
Empower CLO, Ser 2024-1A, Cl A1
6.911%, TSFR3M + 1.600%, 04/25/2037 (A)(B)	1,500	1,505
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	178	171
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.052%, TSFR1M + 0.774%, 01/25/2036 (B)	4,915	4,689
Goldentree Loan Management US CLO 11, Ser 2021-11A, Cl B
7.144%, TSFR3M + 1.862%, 10/20/2034 (A)(B)	6,000	5,983
Goldentree Loan Management US CLO 4, Ser 2024-4A, Cl ARR
6.433%, TSFR3M + 1.150%, 04/24/2031 (A)(B)	4,445	4,448

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Golub Capital Partners CLO, Ser 2023-66A, Cl A
7.235%, TSFR3M + 1.950%, 04/25/2036 (A)(B)	$890	$899
Great Lakes Kcap F3c Senior LLC, Ser 2017-1A, Cl A
7.505%, TSFR3M + 2.162%, 12/20/2029 (A)(B)	202	202
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
6.894%, TSFR3M + 1.612%, 01/20/2033 (A)(B)	590	590
Halsey Point CLO III, Ser 2020-3A, Cl A1A
6.967%, TSFR3M + 1.712%, 11/30/2032 (A)(B)	700	700
Halsey Point CLO III, Ser 2024-3A, Cl A1R
6.637%, TSFR3M + 1.480%, 07/30/2037 (A)(B)	1,750	1,750
Hardee's Funding LLC, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (A)	3,647	3,212
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (A)	1,729	1,463
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	590	570
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	1,150	1,156
HPS Loan Management, Ser 2021-16A, Cl A1
6.685%, TSFR3M + 1.402%, 01/23/2035 (A)(B)	6,000	6,013
Invitation Homes Trust, Ser 2024-SFR1, Cl A
4.000%, 09/17/2029 (A)	4,190	4,039
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	1,034	987
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (A)	1,337	1,225
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.878%, 08/25/2038 (A)(B)	348	6
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.033%, 04/25/2040 (A)(B)	42	3
Kings Park CLO, Ser 2021-1A, Cl A
6.674%, TSFR3M + 1.392%, 01/21/2035 (A)(B)	710	710
KREF, Ser 2022-FL3, Cl A
6.786%, TSFR1M + 1.450%, 02/17/2039 (A)(B)	4,100	4,084
Madison Park Funding XXIX, Ser 2024-29A, Cl AR
6.459%, TSFR3M + 1.180%, 10/18/2030 (A)(B)	4,334	4,339

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XXVII, Ser 2018-27A, Cl A2
6.894%, TSFR3M + 1.612%, 04/20/2030 (A)(B)	$2,655	$2,652
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
6.534%, TSFR3M + 1.252%, 04/20/2032 (A)(B)	3,488	3,492
Magnetite XVII, Ser 2024-17A, Cl BR2
7.232%, TSFR3M + 1.950%, 04/20/2037 (A)(B)	2,840	2,849
Magnetite XXVI, Ser 2021-26A, Cl A1R
6.666%, TSFR3M + 1.382%, 07/25/2034 (A)(B)	1,600	1,601
MF1, Ser 2020-FL4, Cl A
7.151%, TSFR1M + 1.814%, 12/15/2035 (A)(B)	604	604
MF1, Ser 2021-FL7, Cl A
6.536%, TSFR1M + 1.194%, 10/16/2036 (A)(B)	2,499	2,485
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (A)	1,572	1,574
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	515	510
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (A)	265	250
MVW LLC, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (A)	829	856
Myers Park CLO, Ser 2018-1A, Cl B1
7.144%, TSFR3M + 1.862%, 10/20/2030 (A)(B)	890	890
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
7.051%, TSFR1M + 1.714%, 10/15/2031 (A)(B)	317	318
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
7.601%, TSFR1M + 2.264%, 12/15/2045 (A)(B)	157	158
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (A)	269	266
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (A)	–	–
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (A)	2,139	2,105
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (A)	520	512
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (A)	1,027	999

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (A)	$1,476	$1,426
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (A)	1,746	1,664
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	852	797
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (A)	947	874
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (A)	1,096	1,009
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	2,613	2,359
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (A)	502	450
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (A)	1,916	1,720
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (A)	2,836	2,496
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (A)	1,834	1,599
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (A)	452	401
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (A)	1,621	1,471
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.813%, SOFR30A + 1.464%, 06/25/2065 (A)(B)	917	926
Navient Student Loan Trust, Ser 2017-3A, Cl A3
6.513%, SOFR30A + 1.164%, 07/26/2066 (A)(B)	4,878	4,887
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (A)	506	492
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (A)	716	632
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (A)	1,660	1,490

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (A)	$667	$685
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
5.801%, SOFR90A + 0.442%, 10/27/2036 (B)	322	320
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
5.781%, SOFR90A + 0.422%, 01/25/2037 (B)	812	808
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
5.731%, SOFR90A + 0.372%, 10/25/2033 (B)	2,212	2,190
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.715%, SOFR90A + 0.362%, 03/23/2037 (B)	2,328	2,309
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.735%, SOFR90A + 0.382%, 12/24/2035 (B)	1,653	1,639
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.795%, SOFR90A + 0.442%, 03/22/2032 (B)	290	282
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (A)	1,050	978
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (A)	1,241	1,146
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
5.582%, TSFR1M + 0.304%, 04/25/2037 (B)	5,014	4,802
NP SPE X, Ser 2021-1A, Cl A1
2.230%, 03/19/2051 (A)	2,556	2,396
Oaktree CLO, Ser 2022-3A, Cl A2
7.601%, TSFR3M + 2.300%, 07/15/2035 (A)(B)	250	250
Oaktree CLO, Ser 2024-25A, Cl A
6.854%, TSFR3M + 1.550%, 04/20/2037 (A)(B)	2,490	2,503
Ocean Trails CLO XII, Ser 2024-12A, Cl A1R
6.476%, TSFR3M + 1.330%, 07/20/2035 (A)(B)	3,460	3,460
OCP CLO, Ser 2024-6A, Cl A1R2
6.436%, TSFR3M + 1.150%, 10/17/2030 (A)(B)	3,205	3,205
Octagon 66, Ser 2023-1A, Cl A1R
6.846%, TSFR3M + 1.750%, 11/16/2036 (A)(B)	2,500	2,519

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
6.513%, TSFR3M + 1.212%, 07/15/2029 (A)(B)	$738	$739
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
6.378%, TSFR3M + 1.262%, 02/14/2031 (A)(B)	1,083	1,084
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (A)	740	742
Octane Receivables Trust, Ser 2024-2A, Cl A2
5.800%, 07/20/2032 (A)	1,030	1,039
OFSI BSL XIV CLO, Ser 2024-14A, Cl A
6.649%, TSFR3M + 1.460%, 07/20/2037 (A)(B)	1,940	1,940
OHA Credit Funding VII, Ser 2022-7A, Cl AR
6.580%, TSFR3M + 1.300%, 02/24/2037 (A)(B)	1,730	1,732
OHA Credit Partners XVI, Ser 2021-16A, Cl A
6.691%, TSFR3M + 1.412%, 10/18/2034 (A)(B)	350	351
Owl Rock CLO III, Ser 2024-3A, Cl AR
7.149%, TSFR3M + 1.850%, 04/20/2036 (A)(B)	2,030	2,037
Palmer Square CLO, Ser 2021-1A, Cl A1R
6.528%, TSFR3M + 1.412%, 11/14/2034 (A)(B)	2,430	2,433
Palmer Square CLO, Ser 2022-1A, Cl A
6.602%, TSFR3M + 1.320%, 04/20/2035 (A)(B)	5,800	5,807
Palmer Square CLO, Ser 2022-5A, Cl A
7.282%, TSFR3M + 2.000%, 10/20/2035 (A)(B)	710	710
PFS Financing, Ser 2022-A, Cl B
2.770%, 02/15/2027 (A)	1,563	1,542
Point Au Roche Park CLO, Ser 2021-1A, Cl A
6.624%, TSFR3M + 1.342%, 07/20/2034 (A)(B)	3,130	3,138
Rad CLO, Ser 2023-22A, Cl A1
7.112%, TSFR3M + 1.830%, 01/20/2037 (A)(B)	3,040	3,071
RAMP Trust, Ser 2007-RZ1, Cl A3
5.892%, TSFR1M + 0.614%, 02/25/2037 (B)	2,099	2,078
Recette CLO, Ser 2021-1A, Cl ARR
6.624%, TSFR3M + 1.342%, 04/20/2034 (A)(B)	760	760
Reese Park CLO, Ser 2021-1A, Cl AR
6.693%, TSFR3M + 1.392%, 10/15/2034 (A)(B)	3,690	3,692
Rockford Tower CLO, Ser 2021-2A, Cl AR
6.490%, TSFR3M + 1.362%, 08/20/2032 (A)(B)	5,000	5,003

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
RR III, Ser 2018-3A, Cl A1R2
6.653%, TSFR3M + 1.352%, 01/15/2030 (A)(B)	$446	$447
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	983	961
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	542	517
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,466	1,374
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	872	861
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
6.963%, TSFR3M + 1.662%, 04/15/2031 (A)(B)	48	48
Silver Rock CLO I, Ser 2023-1A, Cl AR
7.062%, TSFR3M + 1.780%, 10/20/2033 (A)(B)	2,960	2,968
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
10.201%, TSFR1M + 4.864%, 10/15/2041 (A)(B)	1,229	1,284
SLM Student Loan Trust, Ser 2003-4, Cl A5D
6.364%, SOFR90A + 1.012%, 03/15/2033 (A)(B)	493	485
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.814%, SOFR90A + 1.462%, 12/15/2033 (A)(B)	1,801	1,779
SLM Student Loan Trust, Ser 2006-8, Cl A6
5.781%, SOFR90A + 0.422%, 01/25/2041 (B)	2,483	2,410
SLM Student Loan Trust, Ser 2008-2, Cl B
6.821%, SOFR90A + 1.462%, 01/25/2083 (B)	1,155	1,190
SLM Student Loan Trust, Ser 2008-3, Cl B
6.821%, SOFR90A + 1.462%, 04/26/2083 (B)	1,155	1,176
SLM Student Loan Trust, Ser 2008-4, Cl B
7.471%, SOFR90A + 2.112%, 04/25/2073 (B)	1,155	1,196
SLM Student Loan Trust, Ser 2008-5, Cl B
7.471%, SOFR90A + 2.112%, 07/25/2073 (B)	1,155	1,179
SLM Student Loan Trust, Ser 2008-6, Cl B
7.471%, SOFR90A + 2.112%, 07/26/2083 (B)	1,155	1,182
SLM Student Loan Trust, Ser 2008-7, Cl B
7.471%, SOFR90A + 2.112%, 07/26/2083 (B)	1,155	1,171

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
6.171%, SOFR90A + 0.812%, 10/25/2064 (A)(B)	$2,008	$1,988
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (A)	75	74
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
6.551%, TSFR1M + 1.214%, 09/15/2034 (A)(B)	83	83
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (A)	672	641
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (A)	2,005	1,862
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (A)	901	822
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (A)	2,533	2,281
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	1,105	1,019
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (A)	1,756	1,584
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (A)	913	865
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (A)	2,566	2,366
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (A)	726	676
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/2056 (A)	1,748	1,772
SMB Private Education Loan Trust, Ser 2024-D, Cl A1A
5.380%, 07/15/2053 (A)	777	790
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (A)	2,430	2,438
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (A)	27	27
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (A)	20	20

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (A)	$163	$151
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (A)	1,365	1,186
South Carolina Student Loan, Ser 2015-A, Cl A
6.892%, TSFR1M + 1.614%, 01/25/2036 (B)	441	441
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (A)	3,772	3,637
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
5.942%, TSFR1M + 0.664%, 09/25/2034 (B)	2,048	1,952
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
5.732%, TSFR1M + 0.454%, 12/25/2036 (B)	1,088	1,065
Symphony CLO, Ser 2023-40A, Cl A1
6.941%, TSFR3M + 1.640%, 01/14/2034 (A)(B)	2,740	2,747
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (A)	1,743	1,740
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (A)	2,330	2,353
Trestles CLO IV, Ser 2021-4A, Cl B1
7.244%, TSFR3M + 1.962%, 07/21/2034 (A)(B)	6,300	6,314
Trestles CLO VII, Ser 2024-7A, Cl A1
0.000%, 10/25/2037 (A)(B)(E)	2,180	2,180
Trinitas CLO XXV, Ser 2023-25A, Cl A1
7.133%, TSFR3M + 1.850%, 01/23/2037 (A)(B)	910	916
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (A)	1,897	1,761
TRTX Issuer, Ser 2022-FL5, Cl A
6.989%, TSFR1M + 1.650%, 02/15/2039 (A)(B)	3,979	3,937
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	192	179
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	931	893
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	1,177	1,134
U.S. Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	350	358

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	$2,542	$2,513
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029	1,960	1,940
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	6,844	6,829
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	1,101	1,099
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	5,065	5,121
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (A)	6,405	6,650
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	3,565	3,660
Verizon Master Trust, Ser 2024-1, Cl A1A
5.000%, 12/20/2028	5,125	5,145
Verizon Master Trust, Ser 2024-2, Cl A
4.830%, 12/22/2031 (A)	1,950	1,985
Verizon Master Trust, Ser 2024-5, Cl A
5.000%, 06/21/2032 (A)	1,063	1,092
Voya CLO, Ser 2017-3A, Cl A1R
6.584%, TSFR3M + 1.302%, 04/20/2034 (A)(B)	1,110	1,112
Voya CLO, Ser 2018-3A, Cl A1R2
6.501%, TSFR3M + 1.200%, 10/15/2031 (A)(B)	1,837	1,837
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
5.682%, TSFR1M + 0.404%, 07/25/2036 (B)	4,867	4,832
Whitebox CLO II, Ser 2021-2A, Cl A1R
6.765%, TSFR3M + 1.482%, 10/24/2034 (A)(B)	1,810	1,811
Whitebox CLO III, Ser 2021-3A, Cl A1
6.783%, TSFR3M + 1.482%, 10/15/2034 (A)(B)	2,140	2,139
		395,622

Total Asset-Backed Securities
(Cost $628,244) ($ Thousands)		627,434

SOVEREIGN DEBT — 0.6%

Bermuda Government International Bond
5.000%, 07/15/2032(A)	865	860
Chile Government International Bond
3.100%, 05/07/2041	1,310	1,005
Colombia Government International Bond
5.625%, 02/26/2044	1,520	1,208
5.200%, 05/15/2049	860	630
5.000%, 06/15/2045	6,950	5,037
4.125%, 02/22/2042	1,230	839
3.125%, 04/15/2031	710	579

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Export Finance & Insurance
4.625%, 10/26/2027(A)	$2,494	$2,542
Export-Import Bank of India
3.375%, 08/05/2026(A)	1,410	1,376
Indonesia Government International Bond
5.250%, 01/08/2047(A)	410	420
4.750%, 07/18/2047(A)	400	388
Israel Government AID Bond
0.000%, 11/01/2024(C)	1,000	991
0.000%, 02/15/2025(C)	1,000	978
0.000%, 08/15/2025(C)	1,000	959
Israel Government International Bond
5.500%, 03/12/2034	4,374	4,371
4.500%, 01/17/2033	1,661	1,561
3.875%, 07/03/2050	763	561
3.375%, 01/15/2050	430	290
2.750%, 07/03/2030	720	628
Kazakhstan Government International Bond
4.875%, 10/14/2044(A)	2,480	2,450
Mexico Government International Bond
6.050%, 01/11/2040	4,618	4,611
4.750%, 04/27/2032	821	781
4.750%, 03/08/2044	3,946	3,282
4.600%, 01/23/2046	1,364	1,093
4.600%, 02/10/2048	1,133	897
4.400%, 02/12/2052	820	623
3.500%, 02/12/2034	3,849	3,238
3.250%, 04/16/2030	751	681
2.659%, 05/24/2031	6,311	5,355
Paraguay Government International Bond
5.400%, 03/30/2050(A)	1,145	1,041
Peruvian Government International Bond
5.375%, 02/08/2035	1,957	1,983
3.600%, 01/15/2072	2,060	1,381
3.550%, 03/10/2051	240	179

Total Sovereign Debt
(Cost $57,373) ($ Thousands)		52,818

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB
1.250%, 09/30/2031(D)	3,695	3,247
FHLB DN
5.160%, 10/30/2024(F)	10,000	9,914
FHLMC
0.000%, 07/15/2031(C)	600	450
FHLMC MTN
0.000%, 12/14/2029(C)	2,887	2,352
FNMA
2.625%, 09/06/2024	510	510
0.000%, 11/15/2030(C)	8,487	6,594
Resolution Funding Interest STRIP
0.000%, 01/15/2030(C)	1,930	1,558

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Resolution Funding Principal STRIP
0.000%, 04/15/2030(C)	$4,240	$3,384
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025(C)	1,000	949

Total U.S. Government Agency Obligations
(Cost $31,084) ($ Thousands)		28,958

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	1,160	933
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	1,260	1,006
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	4,660	3,306

		5,245

Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,245	2,529

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,378

New York — 0.1%
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	1,600	1,452
New York City, Ser A, GO
3.000%, 08/01/2034	870	755
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	936
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.508%, 08/01/2037	1,940	2,021

		5,164

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	645

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.0%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	$1,154	$1,361
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	585	380

		1,741

Virginia — 0.0%
University of Virginia, Ser 2020, RB
2.256%, 09/01/2050	1,155	728
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	54	54

		782

Total Municipal Bonds
(Cost $20,464) ($ Thousands)		17,484

	Shares
CASH EQUIVALENT — 8.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	672,490,833	672,491
Total Cash Equivalent
(Cost $672,491) ($ Thousands)		672,491

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $279) ($ Thousands)		31

Total Investments in Securities — 111.3%
(Cost $9,282,252) ($ Thousands)		$9,111,651

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $647) ($ Thousands)		$(792)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

A list of open exchange traded options contracts for the Fund at August 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
September 2024, U.S. 10 Year Future Option	517	$58,712	$112.75	8/30/2024	$–
September 2024, U.S. 5 Year Future Option	146	15,972	109.25	9/2/2024	1

		74,684			1

Call Options
September 2024, 3-Month SOFR Future Option	700	166,395	95.25	9/13/2024	26
September 2024, U.S. 10 Year Future Option	388	44,062	114.50	8/30/2024	–
September 2024, U.S. 5 Year Future Option	146	15,972	110.25	9/2/2024	1
September 2024, U.S. 5 Year Future Option	292	31,944	110.00	9/2/2024	3
September 2024, U.S. Bond Future Option	435	53,560	125.00	8/30/2024	–

		311,933			30

Total Purchased Options		$386,617			$31
WRITTEN OPTIONS — 0.0%
Put Options
September 2024, U.S. 10 Year Future Option	(129)	$(14,650)	113.50	08/30/2024	$–

Call Options
September 2024, 3-Month SOFR Future Option	(216)	(51,345)	96.88	09/13/2024	(1)
September 2024, 3-Month SOFR Future Option	(700)	(166,394)	96.25	09/13/2024	(5)
June 2025, 3-Month SOFR Future Option	(1,185)	(286,029)	97.00	06/13/2025	(785)
September 2024, U.S. 10 Year Future Option	(129)	(14,650)	113.75	08/30/2024	–
September 2024, U.S. 5 Year Future Option	(146)	(15,972)	109.75	09/02/2024	(1)
September 2024, U.S. Bond Future Option	(145)	(17,853)	124.00	08/30/2024	–

		(552,243)			(792)

Total Written Options		$(566,893)			$(792)

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	636	Mar-2026	$153,129	$153,952	$823
U.S. 2-Year Treasury Note	190	Dec-2024	39,432	39,434	2
U.S. 2-Year Treasury Note	3,664	Dec-2024	761,062	760,452	(610)
U.S. 5-Year Treasury Note	4,514	Dec-2024	494,872	493,824	(1,048)
U.S. 10-Year Treasury Note	3,642	Dec-2024	415,807	413,594	(2,213)
U.S. Long Treasury Bond	1,255	Dec-2024	156,434	154,522	(1,912)
U.S. Ultra Long Treasury Bond	181	Dec-2024	24,212	23,881	(331)
			2,044,948	2,039,659	(5,289)
Short Contracts
U.S. 10-Year Treasury Note	(169)	Dec-2024	$(19,311)	$(19,192)	$119
U.S. Long Treasury Bond	(442)	Dec-2024	(54,838)	(54,421)	417
U.S. Ultra Long Treasury Bond	(260)	Dec-2024	(34,777)	(34,304)	473
Ultra 10-Year U.S. Treasury Note	(1,839)	Dec-2024	(217,353)	(215,967)	1,386
			(326,279)	(323,884)	2,395
			$1,718,669	$1,715,775	$(2,894)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	10/18/24	USD	801	EUR	736	$16
Citigroup	10/18/24	USD	2,612	AUD	3,860	9
Citigroup	10/18/24	CNH	9,709	USD	1,341	(36)
Goldman Sachs	10/18/24	GBP	8,218	USD	10,551	(252)
						$(263)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2024, is as follows:

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-NA.IG.4206/29@100	1.00%	Quarterly	06/20/2029	$250,271	$5,534	$5,019	$515

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFR	Annually	12/20/2053	USD	13,117	$(330)	$–	$(330)
3.15% FIXED	SOFR	Annually	05/15/2048	USD	23,261	1,207	3,117	(1,910)
SOFR	3.65% FIXED	Annually	03/18/2030	USD	57,727	1,026	(1,338)	2,364
4.2%	SOFR	Annually	04/30/2031	USD	147,694	(6,949)	(2,243)	(4,706)
3.51% FIXED	SOFR	Annually	03/18/2055	USD	14,583	(511)	999	(1,510)
						$(5,557)	$535	$(6,092)

Percentages are based on Net Assets of $8,189,173 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $1,083,727 ($ Thousands), representing 13.2% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	No interest rate available.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(H)	Perpetual security with no stated maturity date.
(I)	Security is in default on interest payment.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Core Fixed Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$13	$—	$(33)	$6	$14	$—	$3	$—
SEI Daily Income Trust, Government Fund, Institutional Class	164,770	2,456,981	(1,949,260)	—	—	672,491	3,985	—
Totals	$164,783	$2,456,981	$(1,949,293)	$6	$14	$672,491	$3,988	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 75.8%
Communication Services — 13.3%
Altice Financing
5.750%, 08/15/2029 (A)	$3,244	$2,499
5.000%, 01/15/2028 (A)	5,698	4,576
Altice France
8.125%, 02/01/2027 (A)	461	371
5.500%, 01/15/2028 (A)	200	142
5.500%, 10/15/2029 (A)	1,670	1,159
5.125%, 07/15/2029 (A)	3,654	2,549
Altice France Holding
10.500%, 05/15/2027 (A)	6,032	2,386
AMC Entertainment Holdings
10.000%, 06/15/2026 (A)	1,890	1,774
AMC Networks
10.250%, 01/15/2029 (A)	587	590
ANGI Group LLC
3.875%, 08/15/2028 (A)	3,244	2,943
Arches Buyer
6.125%, 12/01/2028 (A)	2,850	2,418
4.250%, 06/01/2028 (A)	1,662	1,519
Audacy Capital
6.750%, 03/31/2029 (A)(B)	5,891	206
6.500%, 05/01/2027 (A)(B)	2,865	101
Beasley Mezzanine Holdings LLC
8.625%, 02/01/2026 (A)(C)	6,195	3,531
Belo
7.250%, 09/15/2027	442	451
C&W Senior Finance
6.875%, 09/15/2027 (A)	848	835
CCO Holdings LLC
7.375%, 03/01/2031 (A)	1,289	1,312
5.375%, 06/01/2029 (A)	876	831
5.125%, 05/01/2027 (A)	8,967	8,788
5.000%, 02/01/2028 (A)	5,258	5,067
4.750%, 03/01/2030 (A)	2,360	2,151
4.500%, 08/15/2030 (A)	8,192	7,306
4.500%, 05/01/2032	3,170	2,707
4.250%, 02/01/2031 (A)	5,602	4,861
4.250%, 01/15/2034 (A)	1,960	1,580
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	3,090	3,201
6.384%, 10/23/2035	1,797	1,819
Cinemark USA
7.000%, 08/01/2032 (A)	109	113
5.250%, 07/15/2028 (A)	255	251
Clear Channel Outdoor Holdings Inc.
9.000%, 09/15/2028 (A)	44	47
7.750%, 04/15/2028 (A)	543	473
7.500%, 06/01/2029 (A)	862	727
5.125%, 08/15/2027 (A)	3,397	3,319

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CMG Media Corp.
8.875%, 12/15/2027 (A)	$7,065	$3,744
CSC Holdings LLC
11.250%, 05/15/2028 (A)	3,177	2,823
6.500%, 02/01/2029 (A)	3,848	2,904
5.750%, 01/15/2030 (A)	5,161	2,042
4.500%, 11/15/2031 (A)	909	605
4.125%, 12/01/2030 (A)	97	64
3.375%, 02/15/2031 (A)	1,337	860
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)(B)	3,251	41
5.375%, 08/15/2026 (A)(B)	5,040	63
Directv Financing LLC
8.875%, 02/01/2030 (A)	1,790	1,816
5.875%, 08/15/2027 (A)	4,062	3,933
DISH DBS
7.750%, 07/01/2026	4,217	2,837
7.375%, 07/01/2028	1,070	551
5.875%, 11/15/2024	4,216	4,092
5.750%, 12/01/2028 (A)	2,375	1,827
5.250%, 12/01/2026 (A)	4,130	3,538
5.125%, 06/01/2029	1,330	606
DISH Network
11.750%, 11/15/2027 (A)	8,201	8,339
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	316	333
6.750%, 05/01/2029 (A)	3,281	3,165
6.000%, 01/15/2030 (A)	162	149
5.875%, 10/15/2027 (A)	2,948	2,936
5.875%, 11/01/2029	178	164
5.000%, 05/01/2028 (A)	1,222	1,187
Gannett Holdings LLC
6.000%, 11/01/2026 (A)	194	194
GCI LLC
4.750%, 10/15/2028 (A)	944	895
Gray Television
10.500%, 07/15/2029 (A)	2,465	2,530
7.000%, 05/15/2027 (A)	504	486
5.375%, 11/15/2031 (A)	6,149	3,522
4.750%, 10/15/2030 (A)	8,135	4,632
Hughes Satellite Systems
6.625%, 08/01/2026	130	70
iHeartCommunications
8.375%, 05/01/2027	1,290	587
6.375%, 05/01/2026	1,335	1,121
5.250%, 08/15/2027 (A)	575	360
Iliad Holding SASU
8.500%, 04/15/2031 (A)	1,550	1,642
7.000%, 10/15/2028 (A)	1,805	1,832
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	2,367	2,273
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,629	1,489

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Level 3 Financing
11.000%, 11/15/2029 (A)	$2,717	$2,979
10.750%, 12/15/2030 (A)	745	802
10.500%, 04/15/2029 (A)	5,384	5,771
10.500%, 05/15/2030 (A)	3,119	3,342
4.875%, 06/15/2029 (A)	4,803	3,735
4.500%, 04/01/2030 (A)	2,125	1,558
3.875%, 10/15/2030 (A)	2,161	1,471
3.750%, 07/15/2029 (A)	3,015	1,803
3.625%, 01/15/2029	3,300	2,054
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,663	1,692
5.625%, 03/15/2026 (A)	466	463
4.875%, 11/01/2024 (A)	354	353
4.750%, 10/15/2027 (A)	1,953	1,903
3.750%, 01/15/2028 (A)	548	519
Lumen Technologies
5.625%, 04/01/2025	431	425
5.375%, 06/15/2029 (A)	466	263
4.500%, 01/15/2029 (A)	190	107
4.125%, 04/15/2029 (A)	996	777
4.125%, 04/15/2030 (A)	2,023	1,510
McGraw-Hill Education
7.375%, 09/01/2031 (A)	645	666
5.750%, 08/01/2028 (A)	3,685	3,612
Midcontinent Communications
8.000%, 08/15/2032 (A)	1,342	1,337
Newfold Digital Holdings Group
11.750%, 10/15/2028 (A)	898	890
6.000%, 02/15/2029 (A)	674	430
Nexstar Media
5.625%, 07/15/2027 (A)	1,468	1,435
4.750%, 11/01/2028 (A)	3,043	2,843
Optics Bidco
6.000%, 09/30/2034 (A)	1,352	1,311
Paramount Global
6.375%, H15T5Y + 3.999%, 03/30/2062 (D)	841	769
4.950%, 01/15/2031	5,080	4,719
Rakuten Group
11.250%, 02/15/2027 (A)	2,574	2,794
Sable International Finance
5.750%, 09/07/2027 (A)	1,407	1,387
Scripps Escrow
5.875%, 07/15/2027 (A)	2,841	2,033
Scripps Escrow II
3.875%, 01/15/2029 (A)	4,471	2,883
Shutterfly Finance LLC
9.750%, 10/01/2027 (A)	134	135
8.500%cash/0% PIK, 10/01/2027 (A)	849	723
Sinclair Television Group
5.125%, 02/15/2027 (A)	365	313
4.125%, 12/01/2030 (A)	220	155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sirius XM Radio
5.500%, 07/01/2029 (A)	$1,286	$1,252
5.000%, 08/01/2027 (A)	2,426	2,372
4.000%, 07/15/2028 (A)	1,400	1,311
3.125%, 09/01/2026 (A)	1,400	1,338
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	4,965	2,929
Stagwell Global LLC
5.625%, 08/15/2029 (A)	585	555
TEGNA
4.625%, 03/15/2028	1,796	1,688
Telecom Italia Capital
6.000%, 09/30/2034	88	85
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,600	2,518
Telesat Canada
6.500%, 10/15/2027 (A)	2,398	762
5.625%, 12/06/2026 (A)	3,439	1,612
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,540	1,754
U.S. Cellular
6.700%, 12/15/2033	405	446
Univision Communications
8.000%, 08/15/2028 (A)	2,726	2,758
Univision Communications Inc
7.375%, 06/30/2030 (A)	488	468
4.500%, 05/01/2029 (A)	1,152	1,011
Urban One
7.375%, 02/01/2028 (A)	7,635	5,551
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,216	1,054
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	757	668
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	3,733	3,540
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	3,505	3,047
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	3,080	3,006
Zayo Group Holdings
4.000%, 03/01/2027 (A)	13,213	11,533
Zayo Group Holdings Inc
6.125%, 03/01/2028 (A)	2,125	1,642

		255,717

Consumer Discretionary — 12.0%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	1,870	1,808
Academy
6.000%, 11/15/2027 (A)	1,770	1,763
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	2,385	2,535
7.000%, 04/15/2028 (A)	69	71

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 08/15/2026 (A)	$690	$682
ADT Security
4.125%, 08/01/2029 (A)	540	513
Adtalem Global Education
5.500%, 03/01/2028 (A)	2,165	2,129
Amer Sports
6.750%, 02/16/2031 (A)	2,053	2,086
American Axle & Manufacturing
6.875%, 07/01/2028	437	439
6.500%, 04/01/2027	518	521
5.000%, 10/01/2029	174	162
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	2,636	2,534
Aramark Services
5.000%, 04/01/2025 (A)	760	759
5.000%, 02/01/2028 (A)	508	498
Asbury Automotive Group
4.750%, 03/01/2030	212	202
4.625%, 11/15/2029 (A)	1,418	1,350
4.500%, 03/01/2028	2,416	2,335
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	2,611	2,630
4.625%, 08/01/2029 (A)	660	625
4.625%, 04/01/2030 (A)	932	877
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	3,696	3,771
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(E)(F)	2,600	–
Bath & Body Works
7.600%, 07/15/2037	1,280	1,269
7.500%, 06/15/2029	542	560
6.875%, 11/01/2035	1,149	1,187
6.750%, 07/01/2036	3,668	3,758
6.625%, 10/01/2030 (A)	2,003	2,028
5.250%, 02/01/2028	291	287
Boyne USA
4.750%, 05/15/2029 (A)	1,315	1,262
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	205	192
4.875%, 02/15/2030 (A)	2,335	2,177
Caesars Entertainment
7.000%, 02/15/2030 (A)	3,120	3,231
6.500%, 02/15/2032 (A)	326	335
4.625%, 10/15/2029 (A)	1,609	1,522
Carnival
7.000%, 08/15/2029 (A)	148	156
6.000%, 05/01/2029 (A)	7,147	7,179
5.750%, 03/01/2027 (A)	1,088	1,092
4.000%, 08/01/2028 (A)	1,908	1,817
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	2,689	2,909
Carvana, Strike Price Fixed
13.000%cash/0% PIK, 06/01/2030 (A)	1,959	2,091

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
12.000%cash/0% PIK, 12/01/2028 (A)	$1,948	$2,022
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	714	708
Cedar Fair
5.250%, 07/15/2029	570	562
Churchill Downs
4.750%, 01/15/2028 (A)	1,732	1,689
Clarios Global
8.500%, 05/15/2027 (A)	4,995	5,044
6.750%, 05/15/2025 (A)	597	598
6.750%, 05/15/2028 (A)	331	340
6.250%, 05/15/2026 (A)	652	652
Cooper-Standard Automotive
13.500%cash/0% PIK, 03/31/2027 (A)	2,708	2,893
10.625%cash/0% PIK, 05/15/2027 (A)	1,583	1,246
Cougar JV Subsidiary LLC
8.000%, 05/15/2032 (A)	3,042	3,209
Dana
5.625%, 06/15/2028	302	298
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	619	523
eG Global Finance
12.000%, 11/30/2028 (A)	2,570	2,803
Empire Resorts
7.750%, 11/01/2026 (A)	3,160	3,048
Fertitta Entertainment LLC
4.625%, 01/15/2029 (A)	3,653	3,417
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)	3,481	–
Ford Motor Credit LLC
7.200%, 06/10/2030	200	215
6.950%, 03/06/2026	200	205
6.950%, 06/10/2026	223	229
5.125%, 06/16/2025	690	688
4.687%, 06/09/2025	1,245	1,239
4.542%, 08/01/2026	1,481	1,464
4.134%, 08/04/2025	700	693
3.375%, 11/13/2025	207	202
2.300%, 02/10/2025	500	493
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	642
Foundation Building Materials
6.000%, 03/01/2029 (A)	1,282	1,150
Gap
3.625%, 10/01/2029 (A)	810	726
Goodyear Tire & Rubber
5.250%, 04/30/2031	191	173
5.250%, 07/15/2031	662	600
5.000%, 07/15/2029	435	404
Group 1 Automotive
6.375%, 01/15/2030 (A)	138	140
GrubHub Holdings
5.500%, 07/01/2027 (A)	4,255	4,066

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hanesbrands
9.000%, 02/15/2031 (A)	$139	$149
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	131	134
5.875%, 04/01/2029 (A)	131	134
5.750%, 05/01/2028 (A)	341	342
4.875%, 01/15/2030	135	132
4.000%, 05/01/2031 (A)	5,520	5,101
3.750%, 05/01/2029 (A)	3,391	3,190
International Game Technology
5.250%, 01/15/2029 (A)	2,505	2,473
Jacobs Entertainment
6.750%, 02/15/2029 (A)	3,270	3,112
KB Home
7.250%, 07/15/2030	2,142	2,235
Landsea Homes
8.875%, 04/01/2029 (A)	1,405	1,454
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	2,630	2,377
LCM Investments Holdings II LLC
8.250%, 08/01/2031 (A)	1,525	1,621
4.875%, 05/01/2029 (A)	2,835	2,701
LGI Homes
8.750%, 12/15/2028 (A)	2,295	2,445
Liberty Interactive LLC
8.500%, 07/15/2029	205	107
8.250%, 02/01/2030	6,020	3,024
Life Time
5.750%, 01/15/2026 (A)	652	652
Lithia Motors
3.875%, 06/01/2029 (A)	615	570
MGM Resorts International
6.500%, 04/15/2032	942	949
5.750%, 06/15/2025	374	374
4.750%, 10/15/2028	3,695	3,596
Midwest Gaming Borrower LLC
4.875%, 05/01/2029 (A)	2,219	2,119
NCL
8.375%, 02/01/2028 (A)	2,320	2,442
NESCO Holdings II
5.500%, 04/15/2029 (A)	372	344
Newell Brands
6.875%, 04/01/2036	105	100
6.625%, 09/15/2029	212	212
6.375%, 09/15/2027	157	158
5.700%, 04/01/2026	1,010	1,006
Nordstrom
4.375%, 04/01/2030	848	779
PetSmart
7.750%, 02/15/2029 (A)	250	246
4.750%, 02/15/2028 (A)	2,256	2,158
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	528	541

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
QVC
4.750%, 02/15/2027	$4,083	$3,576
4.375%, 09/01/2028	710	534
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	1,815	1,567
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	1,170	1,243
6.750%, 03/15/2028 (A)	1,135	1,168
Rite Aid
8.000%, 11/15/2026 (A)(B)(C)	3,744	792
7.500%, 07/01/2025 (A)(B)(C)	1,259	245
12.325%cash/0% PIK, TSFR3M + 7.000%, 10/18/2024 (A)(B)(D)(E)	441	441
8.000%cash/0% PIK, 10/18/2024 (A)(B)	870	184
Royal Caribbean Cruises
7.250%, 01/15/2030 (A)	255	270
6.250%, 03/15/2032 (A)	275	284
6.000%, 02/01/2033 (A)	2,793	2,861
Sally Holdings LLC
6.750%, 03/01/2032	1,730	1,765
Shea Homes
4.750%, 04/01/2029	1,323	1,272
Six Flags Entertainment
7.250%, 05/15/2031 (A)	5,038	5,225
6.625%, 05/01/2032 (A)	1,645	1,693
5.500%, 04/15/2027 (A)	30	30
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	74	74
Sonic Automotive
4.625%, 11/15/2029 (A)	480	449
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	3,667	3,647
Staples
12.750%, 01/15/2030 (A)	760	587
10.750%, 09/01/2029 (A)	1,000	942
Station Casinos LLC
6.625%, 03/15/2032 (A)	2,183	2,227
4.625%, 12/01/2031 (A)	334	310
4.500%, 02/15/2028 (A)	1,675	1,608
StoneMor
8.500%, 05/15/2029 (A)	3,895	3,466
Studio City Finance
5.000%, 01/15/2029 (A)	2,730	2,439
Superior Plus
4.500%, 03/15/2029 (A)	368	344
SWF Escrow Issuer
6.500%, 10/01/2029 (A)	795	421
Taylor Morrison Communities
5.125%, 08/01/2030 (A)	2,570	2,540
Tempur Sealy International
4.000%, 04/15/2029 (A)	845	783
3.875%, 10/15/2031 (A)	259	228

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vail Resorts
6.500%, 05/15/2032 (A)	$195	$203
Victoria's Secret
4.625%, 07/15/2029 (A)	4,361	3,800
Victra Holdings LLC
7.750%, 02/15/2026 (A)	3,186	3,200
Viking Cruises
5.875%, 09/15/2027 (A)	2,285	2,282
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)	1,200	1,190
Vista Outdoor
4.500%, 03/15/2029 (A)	783	783
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	3,386	3,166
6.375%, 02/01/2030 (A)	3,801	3,117
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,698	1,779
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(B)	180	7
9.000%, 11/15/2026 (A)(B)	936	375
8.500%, 11/15/2024 (A)(B)	143	20
White Capital Parent LLC
8.250%cash/0% PIK, 03/15/2026 (A)	2,775	2,768
Wolverine World Wide
4.000%, 08/15/2029 (A)	3,097	2,637
WW International
4.500%, 04/15/2029 (A)	2,115	523
Wynn Las Vegas LLC
5.250%, 05/15/2027 (A)	1,754	1,742
Wynn Macau
5.125%, 12/15/2029 (A)	1,700	1,564
Wynn Resorts Finance LLC
7.125%, 02/15/2031 (A)	1,592	1,690
5.125%, 10/01/2029 (A)	691	676
Yum! Brands
6.875%, 11/15/2037	1,840	2,056
5.375%, 04/01/2032	2,728	2,704

		230,197

Consumer Staples — 2.1%
Albertsons Cos
5.875%, 02/15/2028 (A)	176	176
4.875%, 02/15/2030 (A)	3,375	3,299
4.625%, 01/15/2027 (A)	1,154	1,127
3.500%, 03/15/2029 (A)	683	632
Central Garden & Pet
5.125%, 02/01/2028	1,150	1,136
4.125%, 10/15/2030	242	222
Chobani LLC
7.625%, 07/01/2029 (A)	849	890
Coty
6.625%, 07/15/2030 (A)	2,498	2,587

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Edgewell Personal Care
5.500%, 06/01/2028 (A)	$595	$590
4.125%, 04/01/2029 (A)	227	215
Energizer Holdings
6.500%, 12/31/2027 (A)	172	174
4.750%, 06/15/2028 (A)	1,011	974
4.375%, 03/31/2029 (A)	815	766
High Ridge Brands (Escrow Security)
8.875%, 03/15/2025 (A)(B)	800	–
HLF Financing Sarl LLC
12.250%, 04/15/2029 (A)	2,668	2,667
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	2,248	2,093
New Albertsons
8.700%, 05/01/2030	1,149	1,318
8.000%, 05/01/2031	995	1,067
Performance Food Group
5.500%, 10/15/2027 (A)	614	611
4.250%, 08/01/2029 (A)	1,400	1,321
Post Holdings
6.375%, 03/01/2033 (A)	1,124	1,132
6.250%, 02/15/2032 (A)	939	963
5.625%, 01/15/2028 (A)	635	634
5.500%, 12/15/2029 (A)	2,773	2,725
4.625%, 04/15/2030 (A)	239	227
Sigma Holdco BV
7.875%, 05/15/2026 (A)	2,626	2,590
Simmons Foods
4.625%, 03/01/2029 (A)	4,620	4,344
Triton Water Holdings
6.250%, 04/01/2029 (A)	2,463	2,436
US Foods
6.875%, 09/15/2028 (A)	128	133
4.750%, 02/15/2029 (A)	50	49
4.625%, 06/01/2030 (A)	430	412
Walgreens Boots Alliance
8.125%, 08/15/2029	2,289	2,293
4.800%, 11/18/2044	235	176

		39,979

Energy — 10.8%
Aethon United BR
8.250%, 02/15/2026 (A)	1,906	1,932
Antero Midstream Partners
5.750%, 03/01/2027 (A)	250	249
5.750%, 01/15/2028 (A)	357	357
5.375%, 06/15/2029 (A)	2,375	2,347
Antero Resources
8.375%, 07/15/2026 (A)	451	466
7.625%, 02/01/2029 (A)	201	208
Apache
5.100%, 09/01/2040	3,390	2,998

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Archrock Partners
6.875%, 04/01/2027 (A)	$158	$159
6.625%, 09/01/2032 (A)	1,179	1,194
6.250%, 04/01/2028 (A)	1,480	1,486
Ascent Resources Utica Holdings LLC
8.250%, 12/31/2028 (A)	3,885	3,992
7.000%, 11/01/2026 (A)	2,055	2,061
5.875%, 06/30/2029 (A)	505	504
Baytex Energy
8.500%, 04/30/2030 (A)	500	533
7.375%, 03/15/2032 (A)	2,073	2,147
Blue Racer Midstream LLC
7.250%, 07/15/2032 (A)	935	980
7.000%, 07/15/2029 (A)	976	1,015
6.625%, 07/15/2026 (A)	180	180
Buckeye Partners
4.500%, 03/01/2028 (A)	620	594
4.125%, 03/01/2025 (A)	137	136
California Resources
7.125%, 02/01/2026 (A)	218	219
Cheniere Energy Partners
4.000%, 03/01/2031	741	699
3.250%, 01/31/2032	497	441
Chesapeake Energy
6.750%, 04/15/2029 (A)	4,123	4,185
Chesapeake Energy (Escrow Security)
7.500%, 10/01/2026 (B)(E)	4,075	61
7.000%, 10/01/2024 (B)(E)	1,790	32
5.500%, 09/15/2026 (B)	180	3
Chord Energy Corp
6.375%, 06/01/2026 (A)	694	698
CITGO Petroleum
6.375%, 06/15/2026 (A)	2,935	2,951
Civitas Resources
8.750%, 07/01/2031 (A)	3,750	4,047
8.625%, 11/01/2030 (A)	3,219	3,499
8.375%, 07/01/2028 (A)	635	669
Comstock Resources
6.750%, 03/01/2029 (A)	9,393	9,240
5.875%, 01/15/2030 (A)	289	273
Crescent Energy Finance LLC
9.250%, 02/15/2028 (A)	709	752
7.625%, 04/01/2032 (A)	238	245
7.375%, 01/15/2033 (A)	225	231
CVR Energy
8.500%, 01/15/2029 (A)	2,430	2,476
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	400	422
DT Midstream
4.375%, 06/15/2031 (A)	200	188
4.125%, 06/15/2029 (A)	448	426

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (D)	$4,095	$4,284
Encino Acquisition Partners Holdings LLC
8.750%, 05/01/2031 (A)	4,439	4,715
8.500%, 05/01/2028 (A)	701	723
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (D)	2,403	2,557
6.750%, H15T5Y + 5.134%(D)(G)	445	443
6.625%, US0003M + 4.155%(D)(G)	1,294	1,258
6.500%, H15T5Y + 5.694%(D)(G)	2,525	2,505
5.500%, 06/01/2027	2,863	2,918
EnLink Midstream LLC
6.500%, 09/01/2030 (A)	2,675	2,860
5.375%, 06/01/2029	1,611	1,640
EnLink Midstream Partners
5.600%, 04/01/2044	3,522	3,329
5.450%, 06/01/2047	1,224	1,137
Enviva Partners
6.500%, 01/15/2026 (A)(B)	3,197	879
EQM Midstream Partners
7.500%, 06/01/2027 (A)	180	186
7.500%, 06/01/2030 (A)	227	248
6.500%, 07/01/2027 (A)	240	246
6.500%, 07/15/2048	3,229	3,335
5.500%, 07/15/2028	66	66
4.750%, 01/15/2031 (A)	372	357
4.500%, 01/15/2029 (A)	1,001	970
Genesis Energy
8.875%, 04/15/2030	3,356	3,562
8.250%, 01/15/2029	102	106
8.000%, 01/15/2027	207	212
7.875%, 05/15/2032	642	659
7.750%, 02/01/2028	413	420
Greenfire Resources
12.000%, 10/01/2028 (A)	1,498	1,610
Gulfport Energy Corp
8.000%, 05/17/2026 (A)	831	844
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,575	1,612
7.500%, 05/15/2032 (A)	182	191
Hess Midstream Operations
6.500%, 06/01/2029 (A)	220	227
5.625%, 02/15/2026 (A)	635	633
Hilcorp Energy I
6.250%, 04/15/2032 (A)	143	143
6.000%, 04/15/2030 (A)	201	200
6.000%, 02/01/2031 (A)	2,101	2,074
Howard Midstream Energy Partners LLC
8.875%, 07/15/2028 (A)	325	346
7.375%, 07/15/2032 (A)	3,678	3,808

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ITT Holdings LLC
6.500%, 08/01/2029 (A)	$3,127	$2,949
Kinetik Holdings
6.625%, 12/15/2028 (A)	2,400	2,473
Kodiak Gas Services LLC
7.250%, 02/15/2029 (A)	875	906
Kraken Oil & Gas Partners LLC
7.625%, 08/15/2029 (A)	1,350	1,391
Matador Resources
6.500%, 04/15/2032 (A)	2,065	2,096
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	2,635	2,658
New Fortress Energy
6.750%, 09/15/2025 (A)	1,772	1,728
6.500%, 09/30/2026 (A)	1,349	1,168
NGL Energy Operating LLC
8.375%, 02/15/2032 (A)	264	272
8.125%, 02/15/2029 (A)	2,706	2,767
Noble Finance II LLC
8.000%, 04/15/2030 (A)	1,555	1,612
Northern Oil & Gas
8.750%, 06/15/2031 (A)	855	913
8.125%, 03/01/2028 (A)	1,623	1,660
Northriver Midstream Finance
6.750%, 07/15/2032 (A)	1,504	1,553
NuStar Logistics
6.375%, 10/01/2030	222	232
6.000%, 06/01/2026	510	515
5.750%, 10/01/2025	192	192
5.625%, 04/28/2027	964	966
PBF Holding LLC
7.875%, 09/15/2030 (A)	2,600	2,704
Permian Resources Operating LLC
9.875%, 07/15/2031 (A)	623	698
8.000%, 04/15/2027 (A)	213	220
7.000%, 01/15/2032 (A)	2,749	2,884
6.250%, 02/01/2033 (A)	1,582	1,622
Prairie Acquiror
9.000%, 08/01/2029 (A)	142	149
Precision Drilling
7.125%, 01/15/2026 (A)	370	369
6.875%, 01/15/2029 (A)	60	61
Range Resources
8.250%, 01/15/2029	559	579
4.875%, 05/15/2025	441	439
Rockies Express Pipeline LLC
4.800%, 05/15/2030 (A)	2,117	1,965
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(E)	2,787	–
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	2,990	3,149

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SM Energy
7.000%, 08/01/2032 (A)	$4,196	$4,299
6.750%, 09/15/2026	210	210
6.750%, 08/01/2029 (A)	236	240
6.625%, 01/15/2027	340	340
6.500%, 07/15/2028	290	292
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (A)(D)	2,545	2,622
Southwestern Energy
8.375%, 09/15/2028	230	236
5.375%, 02/01/2029	69	68
5.375%, 03/15/2030	400	397
4.750%, 02/01/2032	89	84
Summit Midstream Holdings LLC
8.625%, 10/31/2029 (A)	1,440	1,495
Sunoco
7.250%, 05/01/2032 (A)	890	941
7.000%, 05/01/2029 (A)	2,675	2,787
4.500%, 05/15/2029	447	429
4.500%, 04/30/2030	566	538
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	1,365	1,395
6.000%, 03/01/2027 (A)	450	449
6.000%, 12/31/2030 (A)	3,707	3,535
6.000%, 09/01/2031 (A)	910	862
5.500%, 01/15/2028 (A)	2,516	2,428
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	4,300	4,219
4.750%, 01/15/2030 (A)	225	212
TGNR Intermediate Holdings LLC
5.500%, 10/15/2029 (A)	3,603	3,498
Transocean
8.750%, 02/15/2030 (A)	1,075	1,136
8.250%, 05/15/2029 (A)	236	239
6.800%, 03/15/2038	3,559	3,018
Transocean Titan Financing
8.375%, 02/01/2028 (A)	95	98
Valaris
8.375%, 04/30/2030 (A)	216	225
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (A)	2,764	2,562
3.875%, 11/01/2033 (A)	2,920	2,598
Venture Global LNG
9.875%, 02/01/2032 (A)	4,595	5,105
9.500%, 02/01/2029 (A)	215	242
8.125%, 06/01/2028 (A)	3,341	3,499
7.000%, 01/15/2030 (A)	4,835	4,943
Vital Energy
7.875%, 04/15/2032 (A)	284	291
Weatherford International
8.625%, 04/30/2030 (A)	2,488	2,582

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Western Midstream Operating
5.250%, 02/01/2050	$2,502	$2,263

		207,865

Financials — 8.5%
Acrisure LLC
8.250%, 02/01/2029 (A)	3,487	3,589
7.500%, 11/06/2030 (A)	1,481	1,520
AG Issuer LLC
6.250%, 03/01/2028 (A)	1,910	1,859
Alliant Holdings Intermediate LLC
7.000%, 01/15/2031 (A)	5,681	5,872
4.250%, 10/15/2027 (A)	1,325	1,277
AmWINS Group
6.375%, 02/15/2029 (A)	1,306	1,339
Ardonagh Finco
7.750%, 02/15/2031 (A)	1,000	1,032
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	870	901
Aretec Group
10.000%, 08/15/2030 (A)	4,492	4,849
Blackstone Private Credit Fund
2.625%, 12/15/2026	3,525	3,308
Block
6.500%, 05/15/2032 (A)	2,780	2,883
2.750%, 06/01/2026	145	139
Blue Owl Capital
3.400%, 07/15/2026	2,420	2,330
Brookfield Property
5.750%, 05/15/2026 (A)	69	69
4.500%, 04/01/2027 (A)	5,483	5,286
Citigroup
3.875%, H15T5Y + 3.417%(D)(G)	1,718	1,651
Coinbase Global
3.375%, 10/01/2028 (A)	874	767
CPI CG
10.000%, 07/15/2029 (A)	1,515	1,593
Credit Acceptance
9.250%, 12/15/2028 (A)	2,305	2,478
Encore Capital Group
9.250%, 04/01/2029 (A)	2,545	2,709
Finance of America Funding LLC
7.875%, 11/15/2025 (A)(C)	5,605	4,374
FirstCash
6.875%, 03/01/2032 (A)	2,505	2,573
Freedom Mortgage
12.000%, 10/01/2028 (A)	2,272	2,473
Freedom Mortgage Holdings LLC
9.250%, 02/01/2029 (A)	3,654	3,743
Genworth Holdings
6.500%, 06/15/2034	2,590	2,577
GGAM Finance
6.875%, 04/15/2029 (A)	745	769

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HAT Holdings I LLC
3.750%, 09/15/2030 (A)	$866	$770
3.375%, 06/15/2026 (A)	883	846
Howden UK Refinance
8.125%, 02/15/2032 (A)	435	443
7.250%, 02/15/2031 (A)	1,638	1,686
HUB International
7.250%, 06/15/2030 (A)	1,957	2,044
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(D)	1,720	1,353
Jane Street Group
7.125%, 04/30/2031 (A)	3,019	3,171
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	1,638	1,703
4.750%, 06/15/2029 (A)	6,490	6,255
4.250%, 02/01/2027 (A)	2,145	2,082
LD Holdings Group LLC
8.750%, 11/01/2027 (A)	450	419
6.125%, 04/01/2028 (A)	1,560	1,318
LPL Holdings
4.625%, 11/15/2027 (A)	2,645	2,598
Macquarie Airfinance Holdings
6.500%, 03/26/2031 (A)	266	280
6.400%, 03/26/2029 (A)	266	277
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,283	4,110
5.625%, 01/15/2030 (A)	1,813	1,652
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	654	290
5.500%, 09/01/2028 (A)	426	314
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	1,455	1,507
6.000%, 01/15/2027 (A)	213	212
5.500%, 08/15/2028 (A)	3,238	3,180
5.125%, 12/15/2030 (A)	300	285
Navient MTN
5.625%, 08/01/2033	2,835	2,445
OneMain Finance
9.000%, 01/15/2029	652	693
7.875%, 03/15/2030	2,400	2,510
7.500%, 05/15/2031	3,103	3,203
7.125%, 03/15/2026	32	32
7.125%, 11/15/2031	780	788
6.625%, 01/15/2028	420	428
5.375%, 11/15/2029	4,872	4,686
4.000%, 09/15/2030	2,193	1,941
3.500%, 01/15/2027	1,160	1,099
Osaic Holdings
10.750%, 08/01/2027 (A)	6,841	7,014
Panther Escrow Issuer LLC
7.125%, 06/01/2031 (A)	5,372	5,596

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PennyMac Financial Services
7.875%, 12/15/2029 (A)	$2,396	$2,542
5.750%, 09/15/2031 (A)	6,454	6,224
4.250%, 02/15/2029 (A)	1,635	1,545
PRA Group
8.375%, 02/01/2028 (A)	2,825	2,884
Rithm Capital
8.000%, 04/01/2029 (A)	2,626	2,614
Rocket Mortgage LLC
3.625%, 03/01/2029 (A)	1,902	1,766
Sabre GLBL
11.250%, 12/15/2027 (A)	5,840	5,915
Shift4 Payments LLC
6.750%, 08/15/2032 (A)	2,210	2,280
Starwood Property Trust
7.250%, 04/01/2029 (A)	3,717	3,869
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(D)	1,835	1,831
United Wholesale Mortgage LLC
5.500%, 11/15/2025 (A)	533	532
VFH Parent LLC
7.500%, 06/15/2031 (A)	1,763	1,829

		163,021

Health Care — 6.3%
Acadia Healthcare
5.000%, 04/15/2029 (A)	2,668	2,600
AHP Health Partners
5.750%, 07/15/2029 (A)	376	364
Akumin
9.000%, 08/01/2027 (A)	3,430	3,071
8.000%, 08/01/2028 (A)	1,525	1,266
Avantor Funding
4.625%, 07/15/2028 (A)	853	830
Bausch + Lomb
8.375%, 10/01/2028 (A)	1,364	1,432
Bausch Health
6.250%, 02/15/2029 (A)	139	74
5.750%, 08/15/2027 (A)	180	146
5.500%, 11/01/2025 (A)	1,450	1,396
5.250%, 01/30/2030 (A)	464	232
5.250%, 02/15/2031 (A)	337	168
5.000%, 01/30/2028 (A)	360	201
5.000%, 02/15/2029 (A)	455	234
4.875%, 06/01/2028 (A)	728	544
Bausch Health Americas
9.250%, 04/01/2026 (A)	265	239
8.500%, 01/31/2027 (A)	578	428
Charles River Laboratories International
4.250%, 05/01/2028 (A)	2,042	1,969
4.000%, 03/15/2031 (A)	1,960	1,804

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CHS
10.875%, 01/15/2032 (A)	$3,846	$4,163
8.000%, 12/15/2027 (A)	3,870	3,877
6.125%, 04/01/2030 (A)	3,355	2,657
6.000%, 01/15/2029 (A)	525	498
5.625%, 03/15/2027 (A)	3,775	3,653
5.250%, 05/15/2030 (A)	584	523
4.750%, 02/15/2031 (A)	505	431
DaVita
6.875%, 09/01/2032 (A)	532	544
4.625%, 06/01/2030 (A)	2,245	2,117
3.750%, 02/15/2031 (A)	2,315	2,061
Embecta
6.750%, 02/15/2030 (A)	2,820	2,604
5.000%, 02/15/2030 (A)	480	433
Emergent BioSolutions
3.875%, 08/15/2028 (A)	402	298
Encompass Health
4.625%, 04/01/2031	183	173
4.500%, 02/01/2028	253	248
Endo Finance Holdings
8.500%, 04/15/2031 (A)	2,272	2,412
0.000%, 12/31/2049 (E)(F)	6,551	69
0.000%, 04/01/2027 (E)(F)	2,247	–
Envision Healthcare
8.750%, 10/15/2026 (B)(E)	3,150	–
Fortrea Holdings
7.500%, 07/01/2030 (A)	1,426	1,454
Global Medical Response
10.000%, 10/31/2028 (A)	7,591	7,572
Grifols
4.750%, 10/15/2028 (A)	2,351	2,233
HCA
3.500%, 09/01/2030	1,741	1,623
Heartland Dental LLC
10.500%, 04/30/2028 (A)	4,818	5,160
IQVIA
6.500%, 05/15/2030 (A)	2,445	2,537
5.000%, 10/15/2026 (A)	390	387
Legacy LifePoint Health LLC
4.375%, 02/15/2027 (A)	1,355	1,322
LifePoint Health
11.000%, 10/15/2030 (A)	1,526	1,720
10.000%, 06/01/2032 (A)	1,349	1,464
9.875%, 08/15/2030 (A)	527	578
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	514	561
Medline Borrower LP
6.250%, 04/01/2029 (A)	456	470
5.250%, 10/01/2029 (A)	528	519
3.875%, 04/01/2029 (A)	6,724	6,351
Molina Healthcare
4.375%, 06/15/2028 (A)	2,665	2,564

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 11/15/2030 (A)	$2,005	$1,844
Option Care Health
4.375%, 10/31/2029 (A)	3,966	3,762
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	3,218	3,014
4.125%, 04/30/2028 (A)	1,365	1,305
Owens & Minor
6.625%, 04/01/2030 (A)	290	280
4.500%, 03/31/2029 (A)	413	376
Radiology Partners
9.781%, 02/15/2030 (A)	3,388	2,964
7.775%cash/0% PIK, 01/31/2029 (A)	6,782	6,520
Sotera Health Holdings LLC
7.375%, 06/01/2031 (A)	252	264
Surgery Center Holdings
7.250%, 04/15/2032 (A)	1,134	1,191
Team Health Holdings Inc.
13.500%, 06/30/2028 (A)	230	256
Tenet Healthcare
6.750%, 05/15/2031	1,325	1,374
6.250%, 02/01/2027	2,892	2,897
6.125%, 06/15/2030	4,382	4,449
5.125%, 11/01/2027	905	897
4.625%, 06/15/2028	2,103	2,055
4.375%, 01/15/2030	1,880	1,797
4.250%, 06/01/2029	4,298	4,124
US Acute Care Solutions LLC
9.750%, 05/15/2029 (A)	1,787	1,828

		121,471

Industrials — 9.2%
AAR Escrow Issuer LLC
6.750%, 03/15/2029 (A)	2,470	2,557
ACCO Brands
4.250%, 03/15/2029 (A)	950	884
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	2,310	2,142
Allison Transmission
5.875%, 06/01/2029 (A)	933	936
4.750%, 10/01/2027 (A)	1,969	1,927
3.750%, 01/30/2031 (A)	442	402
American Airlines
5.750%, 04/20/2029 (A)	5,690	5,577
5.500%, 04/20/2026 (A)	802	798
Amsted Industries
4.625%, 05/15/2030 (A)	362	341
APi Group DE
4.750%, 10/15/2029 (A)	234	224
4.125%, 07/15/2029 (A)	365	343
Arcosa
6.875%, 08/15/2032 (A)	1,124	1,172
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	1,307	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)	$5,152	$3,099
4.125%, 08/15/2026 (A)	736	635
Avis Budget Car Rental LLC
8.000%, 02/15/2031 (A)	2,895	2,879
5.750%, 07/15/2027 (A)	630	614
5.375%, 03/01/2029 (A)	425	389
4.750%, 04/01/2028 (A)	380	352
Bombardier
8.750%, 11/15/2030 (A)	113	123
7.875%, 04/15/2027 (A)	290	291
7.500%, 02/01/2029 (A)	1,310	1,376
7.250%, 07/01/2031 (A)	2,623	2,754
7.000%, 06/01/2032 (A)	1,514	1,576
Builders FirstSource
6.375%, 06/15/2032 (A)	392	403
6.375%, 03/01/2034 (A)	1,869	1,919
4.250%, 02/01/2032 (A)	2,363	2,159
BWX Technologies
4.125%, 06/30/2028 (A)	2,076	2,003
4.125%, 04/15/2029 (A)	1,425	1,363
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	2,520	2,500
Chart Industries
9.500%, 01/01/2031 (A)	2,101	2,282
7.500%, 01/01/2030 (A)	393	413
Clean Harbors
4.875%, 07/15/2027 (A)	1,351	1,336
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	1,395	1,392
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	580	551
CoreCivic
8.250%, 04/15/2029	364	384
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,247	1,935
Deluxe
8.000%, 06/01/2029 (A)	1,430	1,336
EMRLD Borrower
6.750%, 07/15/2031 (A)	181	187
6.625%, 12/15/2030 (A)	5,872	6,013
Enviri
5.750%, 07/31/2027 (A)	766	746
EquipmentShare.com
9.000%, 05/15/2028 (A)	671	697
8.625%, 05/15/2032 (A)	105	110
First Student Bidco
4.000%, 07/31/2029 (A)	35	32
Fortress Transportation and Infrastructure Investors LLC
7.000%, 05/01/2031 (A)	1,090	1,142
Garda World Security
9.500%, 11/01/2027 (A)	595	598

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.250%, 08/01/2032 (A)	$321	$326
6.000%, 06/01/2029 (A)	449	424
Gates
6.875%, 07/01/2029 (A)	2,215	2,272
GEO Group
8.625%, 04/15/2029	225	233
GFL Environmental
6.750%, 01/15/2031 (A)	214	224
4.750%, 06/15/2029 (A)	3,470	3,358
4.375%, 08/15/2029 (A)	1,178	1,118
4.000%, 08/01/2028 (A)	957	912
3.500%, 09/01/2028 (A)	2,860	2,704
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	325	330
5.625%, 06/01/2029 (A)	580	564
GN Bondco LLC
9.500%, 10/15/2031 (A)	564	574
GrafTech Global Enterprises
9.875%, 12/15/2028 (A)	1,322	1,061
Graham Packaging
7.125%, 08/15/2028 (A)	312	308
Griffon
5.750%, 03/01/2028	760	745
H&E Equipment Services
3.875%, 12/15/2028 (A)	3,449	3,195
Herc Holdings
6.625%, 06/15/2029 (A)	262	269
Hertz
12.625%, 07/15/2029 (A)	261	278
5.000%, 12/01/2029 (A)	1,102	744
4.625%, 12/01/2026 (A)	436	342
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	715	64
6.000%, 01/15/2028 (A)(B)	420	38
5.500%, 10/15/2024 (A)(B)	1,573	55
Icahn Enterprises
9.000%, 06/15/2030 (A)	1,480	1,498
5.250%, 05/15/2027	1,683	1,626
Imola Merger
4.750%, 05/15/2029 (A)	510	491
JELD-WEN
7.000%, 09/01/2032 (A)	195	196
4.875%, 12/15/2027 (A)	372	360
4.625%, 12/15/2025 (A)	226	226
JetBlue Airways
9.875%, 09/20/2031 (A)	1,881	1,859
Korn Ferry
4.625%, 12/15/2027 (A)	2,875	2,800
LABL
10.500%, 07/15/2027 (A)	2,122	2,096
6.750%, 07/15/2026 (A)	2,108	2,098
Madison IAQ LLC
5.875%, 06/30/2029 (A)	2,332	2,222

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 06/30/2028 (A)	$305	$290
MasTec
4.500%, 08/15/2028 (A)	825	803
Masterbrand
7.000%, 07/15/2032 (A)	87	90
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	795	808
7.875%, 04/15/2027 (A)	1,690	1,747
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	362	365
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	2,700	2,775
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	200	190
Pitney Bowes
7.250%, 03/15/2029 (A)	2,930	2,840
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	285	285
3.375%, 08/31/2027 (A)	529	501
Resideo Funding
6.500%, 07/15/2032 (A)	332	338
Science Applications International
4.875%, 04/01/2028 (A)	2,963	2,874
Sensata Technologies
6.625%, 07/15/2032 (A)	375	388
Sensata Technologies BV
4.000%, 04/15/2029 (A)	2,494	2,348
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,614
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (A)	1,370	1,367
Spirit AeroSystems
9.750%, 11/15/2030 (A)	1,333	1,492
9.375%, 11/30/2029 (A)	284	308
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	3,718	2,322
SS&C Technologies
6.500%, 06/01/2032 (A)	3,005	3,102
5.500%, 09/30/2027 (A)	1,090	1,089
Standard Building Solutions
6.500%, 08/15/2032 (A)	127	131
Standard Industries
5.000%, 02/15/2027 (A)	2,071	2,041
4.750%, 01/15/2028 (A)	1,490	1,449
4.375%, 07/15/2030 (A)	2,865	2,678
3.375%, 01/15/2031 (A)	144	126
Summit Materials LLC
7.250%, 01/15/2031 (A)	814	860
5.250%, 01/15/2029 (A)	2,344	2,320
Terex
5.000%, 05/15/2029 (A)	558	542
TK Elevator US Newco
5.250%, 07/15/2027 (A)	2,376	2,339

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TransDigm
7.125%, 12/01/2031 (A)	$6,806	$7,187
6.875%, 12/15/2030 (A)	520	543
6.750%, 08/15/2028 (A)	2,945	3,028
6.625%, 03/01/2032 (A)	1,915	1,992
6.375%, 03/01/2029 (A)	584	602
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,464	1,606
TriNet Group
7.125%, 08/15/2031 (A)	291	302
Triumph Group
9.000%, 03/15/2028 (A)	139	147
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	2,730	2,727
5.500%, 08/15/2026 (A)	2,062	2,036
Uber Technologies
7.500%, 09/15/2027 (A)	325	331
United Airlines
4.625%, 04/15/2029 (A)	4,719	4,492
4.375%, 04/15/2026 (A)	1,633	1,594
United Rentals North America
6.125%, 03/15/2034 (A)	809	826
5.250%, 01/15/2030	1,200	1,191
4.000%, 07/15/2030	3,200	2,992
WESCO Distribution
7.250%, 06/15/2028 (A)	1,001	1,027
6.625%, 03/15/2032 (A)	228	235
6.375%, 03/15/2029 (A)	572	587
Williams Scotsman
7.375%, 10/01/2031 (A)	3,976	4,179
Wilsonart LLC
11.000%, 08/15/2032 (A)	1,393	1,354
Wrangler Holdco
6.625%, 04/01/2032 (A)	131	135
XPO
7.125%, 02/01/2032 (A)	1,098	1,149

		177,487

Information Technology — 3.6%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	665
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	1,510	1,449
Amentum Escrow
7.250%, 08/01/2032 (A)	771	806
ams-OSRAM
12.250%, 03/30/2029 (A)	270	288
AthenaHealth Group
6.500%, 02/15/2030 (A)	4,248	4,064
Ciena
4.000%, 01/31/2030 (A)	1,985	1,863
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	341	328

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cloud Software Group, Strike Price Fixed
8.250%, 06/30/2032 (A)	$3,929	$4,114
6.500%, 03/31/2029 (A)	1,003	988
Coherent
5.000%, 12/15/2029 (A)	4,658	4,504
CommScope
8.250%, 03/01/2027 (A)	1,215	1,016
7.125%, 07/01/2028 (A)	1,420	1,046
6.000%, 03/01/2026 (A)	3,837	3,693
4.750%, 09/01/2029 (A)	2,074	1,670
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	3,683	3,528
5.000%, 03/15/2027 (A)	365	279
Elastic
4.125%, 07/15/2029 (A)	1,764	1,643
Entegris
5.950%, 06/15/2030 (A)	374	379
4.750%, 04/15/2029 (A)	2,735	2,684
4.375%, 04/15/2028 (A)	560	538
3.625%, 05/01/2029 (A)	1,326	1,221
Go Daddy Operating LLC
3.500%, 03/01/2029 (A)	2,736	2,544
McAfee
7.375%, 02/15/2030 (A)	4,961	4,759
MicroStrategy
6.125%, 06/15/2028 (A)	3,019	2,943
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(E)	10,706	–
NCR Atleos
9.500%, 04/01/2029 (A)	665	733
NCR Voyix
5.125%, 04/15/2029 (A)	603	591
5.000%, 10/01/2028 (A)	193	191
ON Semiconductor
3.875%, 09/01/2028 (A)	3,699	3,515
Open Text
6.900%, 12/01/2027 (A)	3,071	3,224
Open Text Holdings
4.125%, 02/15/2030 (A)	3,083	2,863
PTC
4.000%, 02/15/2028 (A)	1,705	1,642
RingCentral
8.500%, 08/15/2030 (A)	343	366
Seagate HDD Cayman
8.500%, 07/15/2031	103	112
8.250%, 12/15/2029	255	276
3.375%, 07/15/2031	1,856	1,535
Synaptics
4.000%, 06/15/2029 (A)	2,879	2,695
UKG
6.875%, 02/01/2031 (A)	1,794	1,856
Viasat
7.500%, 05/30/2031 (A)	2,660	2,035

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ViaSat
6.500%, 07/15/2028 (A)	$835	$695
Xerox Holdings
8.875%, 11/30/2029 (A)	281	264

		69,605

Materials — 6.3%
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	3,505	1,814
ATI
7.250%, 08/15/2030	224	238
5.875%, 12/01/2027	276	276
5.125%, 10/01/2031	165	159
4.875%, 10/01/2029	267	259
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	3,335	3,532
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	1,348	1,327
3.375%, 02/15/2029 (A)	2,735	2,536
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	5,380	4,833
Ball
6.000%, 06/15/2029	1,738	1,788
3.125%, 09/15/2031	2,885	2,523
2.875%, 08/15/2030	3,555	3,142
Berry Global (Escrow Security)
5.625%, 07/15/2027 (A)	1,575	1,573
Big River Steel LLC
6.625%, 01/31/2029 (A)	477	482
Carpenter Technology
7.625%, 03/15/2030	103	107
6.375%, 07/15/2028	281	281
CF Industries
5.150%, 03/15/2034	2,520	2,513
Chemours
5.750%, 11/15/2028 (A)	2,727	2,555
4.625%, 11/15/2029 (A)	1,881	1,655
Cleveland-Cliffs
7.000%, 03/15/2032 (A)	122	122
6.750%, 04/15/2030 (A)	336	341
4.625%, 03/01/2029 (A)	370	347
Compass Minerals International
6.750%, 12/01/2027 (A)	1,758	1,710
Constellium
3.750%, 04/15/2029 (A)	941	868
Cornerstone Chemical Co LLC
15.000%, 12/06/2028 (E)	5,225	5,225
10.250%, 09/01/2027 (A)(B)(E)	567	568
CVR Partners
6.125%, 06/15/2028 (A)	1,771	1,719
Domtar
6.750%, 10/01/2028 (A)	4,200	3,848

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Element Solutions
3.875%, 09/01/2028 (A)	$619	$585
Enviva Inc. (F)
0.000%, 12/13/2024	434	7
0.000%, 06/30/2027	2	–
ERO Copper
6.500%, 02/15/2030 (A)	2,640	2,583
First Quantum Minerals
9.375%, 03/01/2029 (A)	255	271
8.625%, 06/01/2031 (A)	2,690	2,689
6.875%, 10/15/2027 (A)	2,534	2,513
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	1,783	1,724
4.375%, 04/01/2031 (A)	394	362
Freeport-McMoRan
5.450%, 03/15/2043	750	735
5.400%, 11/14/2034	1,281	1,306
4.625%, 08/01/2030	979	968
Graphic Packaging International LLC
3.750%, 02/01/2030 (A)	800	740
INEOS Finance
7.500%, 04/15/2029 (A)	1,808	1,871
6.750%, 05/15/2028 (A)	200	202
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	247	266
Innophos Holdings
9.375%, 02/15/2028 (A)	4,165	3,897
Iris Holdings
8.750%, 02/15/2026 (A)	285	260
Methanex
5.250%, 12/15/2029	1,605	1,578
5.125%, 10/15/2027	2,222	2,187
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,685	1,752
Mountain Province Diamonds, Inc.
9.000%, 12/15/2025 (A)(E)	2,609	2,450
Neiman Marcus Group (Escrow Security) (F)
0.000%, 10/15/2021 (A)(B)(E)	1,475	52
0.000%cash/0% PIK, 10/15/2021 (A)(B)(E)	1,360	47
NMG Holding
7.125%, 04/01/2026 (A)	1,085	1,093
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(E)	3,290	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	1,524	1,637
8.500%, 11/15/2028 (A)	199	212
5.250%, 06/01/2027 (A)	845	834
4.250%, 05/15/2029 (A)	410	374
Novelis
4.750%, 01/30/2030 (A)	1,058	1,010
3.250%, 11/15/2026 (A)	956	920

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
OCI
6.700%, 03/16/2033 (A)	$1,641	$1,692
4.625%, 10/15/2025 (A)	526	522
OI European Group BV
4.750%, 02/15/2030 (A)	1,899	1,782
Olympus Water US Holding
9.750%, 11/15/2028 (A)	2,109	2,246
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	102	102
Polar US Borrower LLC
6.750%, 05/15/2026 (A)	1,850	511
Rain Carbon
12.250%, 09/01/2029 (A)	3,645	3,901
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	49	48
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	3,118	2,984
4.875%, 05/01/2028 (A)	1,754	1,671
Scotts Miracle-Gro
5.250%, 12/15/2026	121	120
4.500%, 10/15/2029	714	677
4.375%, 02/01/2032	396	356
4.000%, 04/01/2031	489	438
Sealed Air
6.500%, 07/15/2032 (A)	1,763	1,803
6.125%, 02/01/2028 (A)	2,994	3,041
Tacora Resources Inc
13.000%cash/0% PIK, 11/03/2023 (A)(B)(C)(E)	200	200
8.250%, 05/15/2026 (A)(B)(C)	1,320	497
Taseko Mines
8.250%, 05/01/2030 (A)	1,897	1,971
TriMas
4.125%, 04/15/2029 (A)	528	492
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	182	157
5.125%, 04/01/2029 (A)	1,639	745
Tronox
4.625%, 03/15/2029 (A)	7,954	7,249
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	6,378	5,914
4.875%, 06/15/2027 (A)	549	537

		121,122

Real Estate — 1.6%
Anywhere Real Estate Group LLC
5.250%, 04/15/2030 (A)	645	450
Diversified Healthcare Trust
4.750%, 02/15/2028	1,240	1,090
4.375%, 03/01/2031	4,775	3,655
Iron Mountain
7.000%, 02/15/2029 (A)	1,795	1,864
5.250%, 03/15/2028 (A)	281	278

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 07/15/2030 (A)	$990	$965
5.000%, 07/15/2028 (A)	415	407
4.875%, 09/15/2027 (A)	410	403
4.875%, 09/15/2029 (A)	3,400	3,300
4.500%, 02/15/2031 (A)	115	108
Outfront Media Capital LLC
7.375%, 02/15/2031 (A)	2,563	2,724
4.625%, 03/15/2030 (A)	310	291
Park Intermediate Holdings LLC
4.875%, 05/15/2029 (A)	1,905	1,817
RHP Hotel Properties
7.250%, 07/15/2028 (A)	118	123
6.500%, 04/01/2032 (A)	323	332
4.750%, 10/15/2027	1,022	1,001
4.500%, 02/15/2029 (A)	647	621
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	542	492
3.750%, 07/01/2026 (A)	309	299
Service Properties Trust
8.625%, 11/15/2031 (A)	1,285	1,375
5.500%, 12/15/2027	550	517
4.950%, 02/15/2027	2,978	2,761
4.375%, 02/15/2030	1,830	1,352
3.950%, 01/15/2028	140	119
Uniti Group
10.500%, 02/15/2028 (A)	905	929
6.000%, 01/15/2030 (A)	1,322	968
VICI Properties
4.625%, 12/01/2029 (A)	249	242
4.500%, 09/01/2026 (A)	225	223
4.250%, 12/01/2026 (A)	500	493
3.750%, 02/15/2027 (A)	670	650
3.500%, 02/15/2025 (A)	22	22
VICI Properties LP / VICI Note Co
4.625%, 06/15/2025 (A)	411	407
4.125%, 08/15/2030 (A)	1,596	1,504

		31,782

Utilities — 2.1%
AmeriGas Partners
9.375%, 06/01/2028 (A)	225	236
5.875%, 08/20/2026	250	247
5.500%, 05/20/2025	54	54
Calpine
5.000%, 02/01/2031 (A)	290	278
4.625%, 02/01/2029 (A)	420	400
4.500%, 02/15/2028 (A)	5,815	5,640
NextEra Energy Operating Partners
7.250%, 01/15/2029 (A)	2,124	2,224
NRG Energy
10.250%, H15T5Y + 5.920%(A)(D)(G)	2,958	3,293
7.000%, 03/15/2033 (A)	413	454
5.250%, 06/15/2029 (A)	661	653

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 02/15/2032 (A)	$56	$50
3.625%, 02/15/2031 (A)	3,581	3,204
3.375%, 02/15/2029 (A)	540	496
Pattern Energy Operations
4.500%, 08/15/2028 (A)	2,880	2,770
PG&E
5.250%, 07/01/2030	2,559	2,505
5.000%, 07/01/2028	410	402
Pike
8.625%, 01/31/2031 (A)	108	117
5.500%, 09/01/2028 (A)	335	326
Talen Energy Supply LLC
8.625%, 06/01/2030 (A)	2,300	2,491
Vistra
8.000%, H15T5Y + 6.930%(A)(D)(G)	4,738	4,900
7.000%, H15T5Y + 5.740%(A)(D)(G)	435	439
Vistra Operations LLC
7.750%, 10/15/2031 (A)	515	548
6.875%, 04/15/2032 (A)	2,903	3,015
5.625%, 02/15/2027 (A)	561	560
5.000%, 07/31/2027 (A)	2,201	2,178
4.375%, 05/01/2029 (A)	2,562	2,453
4.300%, 07/15/2029 (A)	559	543

		40,476

Total Corporate Obligations
(Cost $1,544,327) ($ Thousands)		1,458,722

LOAN PARTICIPATIONS — 9.5%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.294%, CME Term SOFR + 4.750%, 04/20/2028 (D)	918	949
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
10.252%, CME Term SOFR + 5.000%, 08/18/2028 (D)	1,534	1,540
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.846%, CME Term SOFR + 4.250%, 05/17/2028 (D)	523	392
Adient, Term Loan B2
8.094%, 01/31/2031 (D)	329	330
Ahead DB Holdings, LLC, Term B-3 Loan, 1st Lien
8.798%, CME Term SOFR + 3.500%, 02/01/2031 (D)	453	454
AlixPartners LLP, Initial Dollar Term Loan, 1st Lien
7.861%, 02/04/2028 (H)	1,182	1,186

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Alvogen Pharma US, Inc., June 2022 Loan, 1st Lien
12.985%, CME Term SOFR + 7.500%, 06/30/2025 (D)(H)	$2,703	$2,385
Applied Systems, Inc., Tranche B-1 Term Loan, 1st Lien
8.286%, CME Term SOFR + 3.000%, 02/24/2031 (D)	2,495	2,504
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
9.347%, CME Term SOFR + 4.000%, 11/24/2027 (D)	400	396
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.611%, CME Term SOFR + 3.250%, 12/23/2026 (D)	1,092	1,087
Avaya Inc., Initial Term Loan, 1st Lien
12.747%, CME Term SOFR + 7.500%, 08/01/2028 (C)(D)	6,635	5,867
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.597%, CME Term SOFR + 3.250%, 03/03/2025 (D)	1,928	1,919
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
9.847%, CME Term SOFR + 4.500%, 10/15/2026 (D)	156	156
Bally's Corporation, Term B Facility Loan, 1st Lien
8.794%, CME Term SOFR + 3.250%, 10/02/2028 (D)	1,265	1,209
Byju's, New Money Term Loan, 1st Lien
0.000%, 04/24/2026 (F)	26	26
Byju's, Term Loan, 1st Lien
15.500%, CME Term SOFR + 8.000%, 11/24/2026 (B)(D)	2,985	668
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
7.997%, CME Term SOFR + 2.750%, 02/06/2031 (D)	4,404	4,397
Carestream Health, Inc., Term Loan, 1st Lien
12.935%, CME Term SOFR + 7.500%, 09/30/2027 (D)	2,648	2,406
Castle US Holding Corp., Incremental Term B Loan, 1st Lien
9.609%, CME Term SOFR + 4.000%, 01/29/2027 (D)	1,561	871
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
9.069%, CME Term SOFR + 3.750%, 01/29/2027 (D)	2,027	1,226

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
14.095%, CME Term SOFR + 8.750%, 12/31/2029 (D)	$1,743	$1,743
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.847%, CME Term SOFR + 6.500%, 12/18/2026 (D)	1,960	1,706
Clear Channel Outdoor Holdings,Inc., Refinancing Term Loan
9.361%, 08/23/2028	74	73
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, 1st Lien
9.335%, CME Term SOFR + 4.000%, 03/30/2029 (D)	3,197	3,194
Cloud Software Group, Inc., Third Amendment Term Loan, 1st Lien
9.835%, CME Term SOFR + 4.500%, 03/21/2031 (D)	1,820	1,827
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
10.596%, CME Term SOFR + 5.000%, 09/18/2026 (D)	967	968
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.935%, CME Term SOFR + 3.500%, 12/17/2026 (D)	873	751
Conair Holdings LLC, Initial Term Loan, 1st Lien
9.111%, CME Term SOFR + 3.750%, 05/17/2028 (D)	328	304
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
8.861%, CME Term SOFR + 3.500%, 10/02/2027 (D)	2,121	2,026
Copeland, Term Loan, 1st Lien
7.843%, 06/18/2031	223	223
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
9.097%, CME Term SOFR + 3.750%, 11/23/2027 (D)	980	944
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.837%, CME Term SOFR + 4.500%, 01/18/2028 (D)	248	236
Curian Global Inc., 2021 Term Loan, 1st Lien
9.194%, 08/30/2026	3	3
9.102%, 08/30/2026	1,276	1,170
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
9.346%, CME Term SOFR + 3.750%, 10/04/2028 (D)	587	573
Diamond Sports Group, LLC, DIP Term Loan
10.000%, 12/02/2024	468	596

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.361%, CME Term SOFR + 5.000%, 08/02/2027 (D)	$294	$296
Dominion Diamond, Term Loan, 2nd Lien
10.000%, 06/30/2026 (E)	1,216	1,216
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan (2024), 1st Lien
8.026%, CME Term SOFR + 2.750%, 01/18/2029 (D)	1,746	1,748
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.958%, CME Term SOFR + 7.500%, 11/23/2026 (D)(E)	4,101	4,019
Endo Finance Holdings, Inc., Initial Term Loan, 1st Lien
9.783%, CME Term SOFR + 4.500%, 04/23/2031 (D)	1,230	1,227
Envision Healthcare Corporation, Term Loan, 1st Lien
13.540%, 12/30/2027	1,417	1,409
Enviva, Delayed Term Loan, Tranche A1
13.346%, 12/13/2024	287	316
Enviva, Delayed Term Loan, Tranche B1
13.282%, 12/13/2024	290	294
Enviva, Initial Term Loan, 1st Lien
13.301%, 12/13/2024	434	478
Enviva, Term Loan, 1st Lien
12.250%, 06/30/2027 (E)	941	941
Epic Crude Services, LP, Term Loan, 1st Lien
10.609%, CME Term SOFR + 5.000%, 03/02/2026 (D)	1,505	1,508
eResearchTechnology, Inc., Tranche B-1 Term Loan, 1st Lien
9.247%, CME Term SOFR + 4.000%, 02/04/2027 (D)	2,244	2,255
First Student Bidco Inc., Initial Term B Loan, 1st Lien
8.596%, CME Term SOFR + 3.000%, 07/21/2028 (D)	416	417
First Student Bidco Inc., Initial Term C Loan, 1st Lien
8.596%, CME Term SOFR + 3.000%, 07/21/2028 (D)	127	127
First Student Bidco Inc., TLB-2 Loan, 1st Lien
8.435%, CME Term SOFR + 3.000%, 07/21/2028 (D)	398	399
Fitness International, LLC, Term B Loan
10.505%, 02/05/2029	1,092	1,088

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
10.846%, CME Term SOFR + 4.000%, 11/01/2028 (D)	$665	$518
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
8.544%, 11/16/2026	3,102	3,090
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.435%, CME Term SOFR + 4.000%, 10/01/2027 (D)(H)	156	141
GatesAir, Term Loan
14.862%, 08/01/2027 (C)(E)	1,779	1,779
Genesys Cloud Services Holdings I, LLC, 2024 Incremental Dollar Term Loan, 1st Lien
9.111%, CME Term SOFR + 3.750%, 12/01/2027 (D)	1,234	1,240
Genesys Cloud Services Holdings I, LLC, 2024 Incremental No. 2 Dollar Term Loan, 1st Lien
8.747%, CME Term SOFR + 3.500%, 12/01/2027 (D)	491	493
GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan (2023), 1st Lien
8.747%, CME Term SOFR + 3.500%, 10/31/2028 (D)	2,477	2,482
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
10.844%, CME Term SOFR + 6.000%, 10/31/2028 (D)(E)	5,338	5,297
Graham Packaging, Term Loan, 1st Lien
7.844%, 08/04/2027	522	522
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.402%, CME Term SOFR + 2.000%, 11/15/2027 (D)	909	893
HIG Finance 2 Limited, 2024 Dollar Term Loan, 1st Lien
8.747%, CME Term SOFR + 3.500%, 02/15/2031 (D)	1,781	1,781
J & J Ventures Gaming, LLC, Initial Term Loan, 1st Lien
9.361%, CME Term SOFR + 4.000%, 04/26/2028 (D)	1,261	1,259
JC Penney, Term Loan, 1st Lien
5.250%, CME Term SOFR + 4.250%, 06/21/2024 (B)(D)(E)	3,751	—
Johnstone Supply, LLC, Initial Term Loan, 1st Lien
8.352%, CME Term SOFR + 3.000%, 06/09/2031 (D)	626	625

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Journey Personal Care, Term Loan, 1st Lien
9.712%, CME Term SOFR + 4.250%, 03/01/2028 (D)	$2,672	$2,661
Jump Financial, LLC, Term Loan, 1st Lien
10.096%, CME Term SOFR + 4.500%, 08/07/2028 (D)	3,037	3,022
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.347%, CME Term SOFR + 5.000%, 10/29/2028 (D)	1,504	1,442
Lannett Company, Inc., Term Loan
2.000%, 06/16/2030 (E)	871	871
Libbey Glass, LLC, Incremental Term Loan
11.929%, 11/22/2027	2,604	2,580
Life Time, Inc., New 2023 Refinancing Term Loan, 1st Lien
9.514%, CME Term SOFR + 4.000%, 01/15/2026 (D)	442	443
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.728%, CME Term SOFR + 6.500%, 12/31/2026 (D)	13,552	5,099
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
11.002%, CME Term SOFR + 5.750%, 01/29/2027 (D)	3,234	3,232
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
11.002%, CME Term SOFR + 5.750%, 01/29/2027 (D)	184	184
LSF9 Atlantis Holdings, LLC, First Amendment Incremental Term Loan, 1st Lien
11.835%, CME Term SOFR + 6.500%, 03/31/2029 (D)(E)	1,823	1,832
Madison IAQ LLC, Initial Term Loan, 1st Lien
7.889%, CME Term SOFR + 2.750%, 06/21/2028 (D)	431	431
Magnite Inc., Term Loan B, 1st Lien
9.844%, 02/06/2031 (D)	1,755	1,764
Magnite Inc., Term Loan, 1st Lien
9.852%, 02/06/2031 (D)	664	668
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
10.811%, CME Term SOFR + 5.750%, 08/18/2028 (C)(D)(E)	681	476
10.073%, CME Term SOFR + 4.750%, 08/18/2028 (C)(D)	7,617	5,332
McAfee, Term Loan First Out, 1st Lien
12.088%, 07/27/2028	3,615	3,292
McAfee, Term Loan Second Out, 1st Lien
12.338%, 07/27/2028	2,747	1,703
McAfee, Term Loan Third Out, 1st Lien
11.366%, 07/27/2028	868	211

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
McAfee, Term Loan, 1st Lien
11.366%, 07/27/2028	$1,047	$1,051
Medimpact Healthcare, Cov-Lite Delayes Term Loan, 1st Lien
12.694%, 03/31/2028	1,160	1,096
Medline Borrower, LP, Refinancing Term Loan, 1st Lien
7.997%, CME Term SOFR + 2.750%, 10/23/2028 (D)	984	986
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.497%, CME Term SOFR + 4.250%, 05/03/2028 (D)	1,092	1,089
MI Windows and Doors, LLC, 2024 Incremental Term Loan, 1st Lien
8.747%, CME Term SOFR + 3.500%, 03/28/2031 (D)	200	201
MLN US HoldCo LLC, Term B Loan, 1st Lien
9.947%, CME Term SOFR + 4.500%, 11/30/2025 (D)	1,157	46
Mountaineer Merger Corp, Term Loan, 1st Lien
12.458%, CME Term SOFR + 7.000%, 10/26/2028 (D)	2,777	2,250
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.569%, CME Term SOFR + 4.250%, 09/01/2028 (D)	346	269
Naked Juice LLC, Initial Loan, 2nd Lien
11.435%, CME Term SOFR + 6.000%, 01/24/2030 (D)	2,987	2,197
Neon Maple, Term Loan B-1, 1st Lien
0.000%, 07/18/2031 (F)	502	500
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
9.361%, CME Term SOFR + 4.000%, 08/19/2026 (D)(E)	208	196
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
8.611%, CME Term SOFR + 3.250%, 08/19/2026 (D)	2,067	1,942
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
10.404%, CME Term SOFR + 5.000%, 04/11/2029 (D)	1,711	1,635
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
11.597%, CME Term SOFR + 6.250%, 11/05/2029 (D)	1,140	1,133
Nine West Holdings Inc., Term Loan
15.252%, CME Term SOFR + 8.000%, 03/20/2026 (C)(D)	1,593	1,424
Obra, Termloan, 1st Lien
12.920%, 06/21/2029 (E)	1,761	1,708

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Osaic Holdings, Inc., Term B-3 Loan, 1st Lien
9.247%, CME Term SOFR + 4.000%, 08/17/2028 (D)	$1,423	$1,409
Ovation Parent, Inc., Initial Term Loan, 1st Lien
8.835%, CME Term SOFR + 3.500%, 04/21/2031 (D)	710	712
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loan, 1st Lien
8.585%, CME Term SOFR + 3.250%, 11/30/2027 (D)	927	928
Parexel International Inc., Fifth Amendment Term Loan, 1st Lien
8.247%, CME Term SOFR + 3.000%, 11/15/2028 (D)	311	312
Park River Holdings, Inc., Initial Term Loan, 1st Lien
8.843%, CME Term SOFR + 3.250%, 12/28/2027 (D)	224	218
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
8.846%, CME Term SOFR + 3.250%, 03/03/2028 (D)	690	637
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.652%, CME Term SOFR + 4.250%, 02/01/2029 (D)	1,269	929
Radiology Partners, Inc., Term B Loan, 1st Lien
10.383%, CME Term SOFR + 5.000%, 01/31/2029 (D)	1,370	1,300
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
9.997%, CME Term SOFR + 4.750%, 11/28/2028 (D)	274	274
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
10.136%, CME Term SOFR + 4.750%, 10/15/2025 (D)	2,137	1,785
Serta Simmons Bedding, Initial Term Loan, 1st Lien
12.949%, CME Term SOFR + 7.500%, 06/29/2028 (D)	86	69
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
6.335%, CME Term SOFR + 1.000%, 10/01/2027 (D)	301	256
Sinclair Television, Cov-Lite Term Loan B, 1st Lien
8.514%, 04/01/2028 (D)	878	619

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SPX Flow, Inc., 2024 Refinancing Term Loan, 1st Lien
8.747%, CME Term SOFR + 3.500%, 04/05/2029 (D)	$246	$247
Star Parent, Inc., Term Loan, 1st Lien
9.085%, CME Term SOFR + 3.750%, 09/27/2030 (D)	175	173
Station Casinos LLC, Term B Facility, 1st Lien
7.497%, CME Term SOFR + 2.250%, 03/14/2031 (D)(H)	1,243	1,242
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
9.997%, CME Term SOFR + 4.750%, 03/15/2030 (D)	857	853
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.061%, CME Term SOFR + 2.750%, 12/19/2030 (D)	2,414	2,416
SWF Holdings I Corp., Initial Term Loan, 1st Lien
9.361%, CME Term SOFR + 4.000%, 10/06/2028 (D)	1,095	822
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.502%, CME Term SOFR + 5.250%, 03/02/2027 (D)	9,051	8,613
Topgolf Callaway Brands Corp., Initial Term Loan, 1st Lien
8.344%, 03/15/2030	167	165
Tortoiseecofin, Term Loan, 1st Lien
8.958%, 10/27/2028	350	329
Traverse Midstream Partners LLC, Advance, 1st Lien
8.752%, CME Term SOFR + 3.500%, 02/16/2028 (D)	1,516	1,518
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.846%, CME Term SOFR + 3.250%, 03/31/2028 (D)	371	371
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
10.361%, CME Term SOFR + 5.000%, 06/20/2028 (D)	604	520
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
8.555%, CME Term SOFR + 3.250%, 02/10/2031 (D)	2,645	2,651
Varsity Brand, Term Loan B, 1st Lien
0.000%, 07/28/2031 (F)	3,141	3,127
Venator, Delayed Term Loan, 1st Lien
9.000%, 01/16/2026	88	88
Venator, Term Loan, 1st Lien
7.328%, 01/16/2026	113	113
7.299%, 10/12/2028	332	331

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.333%, CME Term SOFR + 4.000%, 08/20/2025 (D)	$2,757	$2,483
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
8.497%, CME Term SOFR + 3.250%, 09/22/2028 (D)	70	70
Wargam, Term Loan, 1st Lien
14.694%, 06/30/2028	2,424	2,509
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
7.997%, CME Term SOFR + 2.750%, 01/27/2031 (D)(H)	1,304	1,304
Wellful Inc., Initial Term Loan, 1st Lien
11.611%, CME Term SOFR + 6.250%, 04/21/2027 (D)	2,661	1,606
WestJet Loyalty LP, Initial Term Loan, 1st Lien
9.082%, CME Term SOFR + 3.750%, 02/14/2031 (D)	2,509	2,496
White Cap Buyer LLC, Term Loan, 1st Lien
8.594%, 10/19/2029	770	765
WW International, Inc., Initial Term Loan, 1st Lien
8.861%, CME Term SOFR + 3.500%, 04/13/2028 (D)	352	96
Xplornet Communications Inc., Refinancing Term Loan, 1st Lien
9.571%, CME Term SOFR + 4.000%, 10/02/2028 (B)(C)(D)	5,481	951
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
7.997%, CME Term SOFR + 2.750%, 09/28/2029 (D)	746	747

Total Loan Participations
(Cost $199,059) ($ Thousands)		183,183

ASSET-BACKED SECURITIES — 7.1%
Other Asset-Backed Securities — 7.1%

Ares LXXIV CLO, Ser 2024-74A, Cl SUB
0.000%, 10/15/2037 (A)(F)	3,724	3,171
Ares XXXIV CLO, Ser 2020-2A, Cl FR
14.147%, TSFR3M + 8.862%, 04/17/2033 (A)(D)	2,304	2,256
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(D)(E)(F)	4,614	–
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(E)(F)	4,378	919

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(D)(E)(F)	$6,380	$3,190
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(D)(E)(F)	10,431	4,485
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(E)(F)	8,633	1,381
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(E)(F)	6,147	2,951
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(D)(E)(F)	3,572	1,500
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (D)(E)(F)	8,543	4,250
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(E)(F)	2,640	111
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(E)(I)	6,657	3,329
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(E)(I)	3,363	1,059
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (E)(F)	13,783	5,754
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
13.132%, TSFR3M + 7.800%, 07/20/2037 (A)(D)	100	96
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(E)(F)	9,535	4,006
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (D)(E)(F)	9,035	35
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (E)(F)	9,000	1,661
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(D)(E)(F)	10,939	6,307
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(D)(E)(F)	6,796	6,049
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(D)(E)(F)	6,857	2,455
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(D)(E)(F)	6,048	3,925
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(D)(E)(F)	3,469	2,719
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (E)(F)	4,843	3,119
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(D)(E)(F)	3,653	767

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(D)(E)(F)	$5,673	$879
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(D)(E)(F)	21,812	4,144
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(E)(F)	6,015	2,716
Great Lakes CLO, Ser 2018-1A, Cl ER
12.936%, TSFR3M + 7.622%, 01/16/2030 (A)(D)	4,328	4,300
Great Lakes CLO, Ser 2018-1A, Cl FR
15.576%, TSFR3M + 10.262%, 01/16/2030 (A)(D)	1,595	1,492
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(D)(E)(F)	1,149	800
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(D)(E)(F)	2,164	–
LCM Ltd
0.000%, 01/20/2032 (E)(F)	1,998	883
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(D)(E)(F)	4,865	24
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(D)(E)(F)	5,235	1,937
Neuberger Berman Loan Advisers CLO XLI
0.000%, 10/20/2032 (E)(F)	3,394	1,945
Neuberger Berman Loan Advisers CLO XXXIX
0.000%, 10/20/2032 (E)(F)	5,795	3,805
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(D)(E)(F)	1,780	877
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(D)(E)	23	8
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(E)(F)	9,028	1,848
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
12.924%, TSFR3M + 7.642%, 04/20/2030 (A)(D)	4,200	3,963
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(D)(E)(F)	3,797	1,553
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(D)(E)(F)	1,876	1,215
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (E)(F)	7,945	4,363
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (D)(E)(F)	13,119	8,009
TCW CLO Warehouse Note
0.000%, (E)(F)	1,298	1,298

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(D)(E)(F)	$7,377	$3,320
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(D)(E)(F)	5,509	1,727
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(D)(E)(F)	5,959	3,277
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (E)(F)	8,523	4,091
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(E)(F)	15,819	2,057
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(D)(E)(F)	2,950	30
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(E)(F)	2,865	86
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(E)(F)	5,750	259
VOYA CLO, Ser 2020-2A
0.000%, 07/20/2031 (E)(F)	6,281	4,506
Wind River
0.000%, (E)(F)	11,611	5,399

Total Asset-Backed Securities
(Cost $45,831) ($ Thousands)		136,306

	Shares
COMMON STOCK — 1.7%
21st Century Oncology *(E)	22,017	358
Air Methods *(C)(E)	3,394	288
Aquity Holdings Inc *(E)	89,545	14
Arctic Canadian Diamond Co. *(E)	1,633	275
Avaya Inc. *(C)(E)	205,996	1,442
Burgundy Diamond Mines *	3,227,052	296
Carestream Health Holdings Inc *(E)	123,791	2,130
CHC Group LLC *	1,444	—
Chesapeake Energy Corp	5,208	388
Clear Channel Outdoor Holdings Inc, Cl A *	66,059	99
Copper Property CTL Pass Through Trust (E)	184,226	1,964
Cornerstone Chemical Co *(E)	269,066	5,656
Endo Inc *	59,417	1,598
Envision Healthcare *(C)	258,960	2,762
Frontier Communications Parent Inc *	9,225	266
Guitar Center *(C)(E)	24,502	2,982
Gulfport Energy Corp *	1,417	206
Gymboree Corp *(C)(E)	18,542	—
Gymboree Holding Corp *(C)(E)	52,848	—
iHeartMedia Inc, Cl A *	14,876	23
Intelsat Emergene SA *(E)	45,143	1,693
Lannett *(E)	142,313	306
Mallinckrodt PLC *(E)	7,431	550
Medical Card Systems *(E)	395,653	124
Monitronics International *(E)	9,156	146
MYT Holding LLC *(E)	461,765	162
Neiman Marcus Group *(E)	10,950	1,478

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nine West *(C)(E)	163,718	$218
Parker Drilling Co *(E)	143,734	1,868
SandRidge Energy Inc	232	3
Serta Simmons Bedding LLC *	20,716	129
SSB Equipment Company *(E)	20,716	—
Venator Materials *	696	432
VICI Properties Inc, Cl A ‡	36,060	1,207
WeWork Inc *(E)	128,413	1,514
Windstream Services *	97,197	1,320

Total Common Stock
(Cost $44,045) ($ Thousands)		31,897

PREFERRED STOCK — 0.7%
Ares LXXIV, 0.000% **(F)	2,068,824	2,069
Claire's Stores Inc, 0.000% **(E)(F)(G)	1,675	1,451
FHLMC, 5.919% **(D)	29,819	160
FNMA, 0.000% **(D)(F)	43,993	255
Foresight, 0.000% **(E)(F)(G)	60,593	757
Guitar Center Inc, 0.000% **(C)(E)(F)	782	73
Gulfport Energy Corpcash/0% PIK, 10.000% **(E)(G)	43	446
MYT Holding LLC, 10.000%	516,164	330
Osaic Financial Services, 6.500% **	102,399	2,047
Qurate Retail Inc, 8.000%	10,455	454
Syniverse, 0.000% **(E)(F)	5,476,578	5,340

Total Preferred Stock
(Cost $13,344) ($ Thousands)		13,382
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.6%
Authentic Brands
5.000%, 09/01/2029(E)	$432	432
Blackstone Mortgage Trust
5.500%, 03/15/2027	1,349	1,261
DISH Network
0.000%, 12/15/2025(I)	2,122	1,581
3.375%, 08/15/2026	804	501
JetBlue Airways
2.500%, 09/01/2029(A)	2,021	2,045
Liberty Interactive LLC
4.000%, 11/15/2029	202	69
3.750%, 02/15/2030	5,137	1,721
Multiplan
6.000%, 10/15/2027(A)	850	578
North Sea Natural Resources
0.000%, 01/23/2028(E)(F)	889	89
0.000%, 01/23/2028(E)(F)	118	12
0.000%, 01/23/2028(E)(F)	61	6

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Silver Airways LLC
15.000%, 12/31/2027(E)	$6,278	$778
15.000%cash/0% PIK, 01/07/2028(E)	1,190	1,190
15.000%, 01/07/2028(E)	827	827

Total Convertible Bonds
(Cost $18,856) ($ Thousands)		11,090

	Number of Warrants
WARRANTS — 0.1%
Air Methods
Strike Price $– *‡‡(C)(E)	29,827	1,159
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	5,960	296
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(C)(E)	6,486	154
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	526	13
Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Intelsat
Strike Price $– *‡‡(C)(E)	6	$–
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213.16 *(E)	6,679	67
Silver Airways
Strike Price $– *‡‡(E)	3	–
Tacora Resources Inc
Strike Price $– *‡‡(C)(E)	5,372,127	–

Total Warrants
(Cost $1,063) ($ Thousands)		1,689

	Shares
CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	79,397,116	79,397
Total Cash Equivalent
(Cost $79,397) ($ Thousands)		79,397
Total Investments in Securities — 99.6%
(Cost $1,945,922) ($ Thousands)		$1,915,666

A list of the open forward foreign currency contracts held by the Fund at August 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/12/24	AUD	987	USD	652	$(18)

Percentages are based on Net Assets of $1,923,485 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $1,330,081 ($ Thousands), representing 69.1% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Security considered restricted, excluding 144A. The total market value of such securities as of August 31, 2024 was $34,855 ($ Thousands) and represented 1.8% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Level 3 security in accordance with fair value hierarchy.
(F)	No interest rate available.
(G)	Perpetual security with no stated maturity date.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$50,114	$200,368	$(171,085)	$—	$—	$79,397	$830	$—

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

High Yield Bond Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at August 31, 2024, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Beasley Mezzanine Holdings LLC	$6,195	1/22/2021	$6,251	$3,531
Finance of America Funding LLC	5,605	12/23/2020	5,645	4,374
Northwest Acquisitions ULC	3,290	10/2/2019	2,312	–
Rite Aid	3,744	7/31/2020	3,002	792
Rite Aid	1,259	2/6/2020	922	245
Tacora Resources Inc	200	5/24/2023	199	200
Tacora Resources Inc	1,320	5/7/2021	1,426	497
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	6,635	4/27/2023	6,212	5,867
GatesAir, Term Loan	1,779	8/9/2022	1,745	1,779
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	681	7/13/2022	640	476
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	7,617	8/17/2021	6,424	5,332
Nine West Holdings Inc., Term Loan	1,593	3/21/2019	1,518	1,424
Xplornet Communications Inc., Refinancing Term Loan, 1st Lien	5,481	1/30/2023	4,613	951
Common Stock
Air Methods	3,394	1/8/2024	76	288
Avaya Inc.	205,996	5/5/2023	3,051	1,442
Envision Healthcare	258,960	1/18/2024	2,201	2,762
Guitar Center	24,502	1/8/2021	3,105	2,982
Gymboree Corp	18,542	10/10/2017	232	–
Gymboree Holding Corp	52,848	10/10/2017	958	–
Nine West	163,718	5/20/2019	3,479	218
Preferred Stock
Guitar Center Inc	782	1/8/2021	74	73
Warrants
Air Methods	8,504	3/27/2024	198	721
Air Methods	21,323	1/8/2024	286	438
Guitar Center Tranche I	5,960	1/8/2021	327	296
Guitar Center Tranche II	6,486	1/8/2021	233	154
Guitar Center Tranche III	526	1/8/2021	19	13
Intelsat	6	3/3/2022	–	–
Tacora Resources Inc	5,372,127	5/24/2023	–	–
			$55,148	$34,855

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 59.8%
Communication Services — 7.1%
America Movil
6.125%, 03/30/2040	$185	$199
AT&T
4.500%, 05/15/2035	290	277
3.800%, 12/01/2057	2,715	1,990
3.650%, 06/01/2051	160	118
3.650%, 09/15/2059	1,416	999
3.550%, 09/15/2055	535	378
3.500%, 06/01/2041	25	20
3.500%, 09/15/2053	1,456	1,036
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	963	921
5.750%, 04/01/2048	361	313
5.500%, 04/01/2063	335	269
5.375%, 05/01/2047	1,029	858
5.125%, 07/01/2049	160	128
4.400%, 12/01/2061	85	57
3.900%, 06/01/2052	200	131
3.850%, 04/01/2061	520	316
3.700%, 04/01/2051	175	111
3.500%, 06/01/2041	75	52
Comcast
4.049%, 11/01/2052	150	122
3.969%, 11/01/2047	773	631
3.900%, 03/01/2038	455	403
2.987%, 11/01/2063	853	527
2.937%, 11/01/2056	2,953	1,878
2.887%, 11/01/2051	314	206
COX Communications
5.950%, 09/01/2054 (A)	125	123
4.500%, 06/30/2043 (A)	272	230
Fox
5.576%, 01/25/2049	95	92
Meta Platforms
5.750%, 05/15/2063	60	64
5.600%, 05/15/2053	1,045	1,101
5.550%, 08/15/2064	565	579
5.400%, 08/15/2054	580	591
4.450%, 08/15/2052	630	564
Paramount Global
5.850%, 09/01/2043	65	55
Rogers Communications
5.000%, 03/15/2044	442	410
4.550%, 03/15/2052	212	180
4.500%, 03/15/2043	117	102
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (A)	200	157
Time Warner Cable LLC
7.300%, 07/01/2038	165	173
6.750%, 06/15/2039	165	164

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.550%, 05/01/2037	$50	$49
5.875%, 11/15/2040	175	158
5.500%, 09/01/2041	360	311
4.500%, 09/15/2042	295	224
T-Mobile USA
5.750%, 01/15/2054	277	288
5.650%, 01/15/2053	291	299
5.500%, 01/15/2055	110	111
3.600%, 11/15/2060	245	174
3.400%, 10/15/2052	590	420
3.000%, 02/15/2041	775	579
Verizon Communications
4.500%, 08/10/2033	340	331
3.550%, 03/22/2051	553	416
3.400%, 03/22/2041	2,195	1,750
2.987%, 10/30/2056	1,185	761
Vodafone Group PLC
5.875%, 06/28/2064	220	221
5.750%, 06/28/2054	740	750
5.625%, 02/10/2053	85	85
4.875%, 06/19/2049	151	136
Walt Disney
3.600%, 01/13/2051	950	740
3.500%, 05/13/2040	220	182
2.750%, 09/01/2049	70	47
Warnermedia Holdings
5.141%, 03/15/2052	2,656	2,020
5.050%, 03/15/2042	890	713

		27,290

Consumer Discretionary — 2.4%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	150	130
Amazon.com
4.050%, 08/22/2047	621	540
3.950%, 04/13/2052	350	295
3.875%, 08/22/2037	295	271
3.100%, 05/12/2051	855	616
2.875%, 05/12/2041	397	308
2.700%, 06/03/2060	495	308
Aptiv PLC
5.400%, 03/15/2049	494	457
AutoZone
6.550%, 11/01/2033	270	298
General Motors
6.600%, 04/01/2036	70	76
5.600%, 10/15/2032	100	103
5.150%, 04/01/2038	75	72
General Motors Financial
6.400%, 01/09/2033	55	59
6.100%, 01/07/2034	220	230
Home Depot
5.400%, 06/25/2064	190	195

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 06/25/2054	$405	$414
4.250%, 04/01/2046	605	536
3.900%, 06/15/2047	292	243
3.625%, 04/15/2052	10	8
3.350%, 04/15/2050	410	307
3.125%, 12/15/2049	160	115
2.375%, 03/15/2051	40	24
Lowe's
5.800%, 09/15/2062	480	489
4.250%, 04/01/2052	425	349
3.000%, 10/15/2050	660	435
Massachusetts Institute of Technology
5.600%, 07/01/2111	175	194
McDonald's MTN
4.450%, 03/01/2047	740	653
3.625%, 09/01/2049	325	248
Starbucks
4.450%, 08/15/2049	230	199
3.350%, 03/12/2050	310	223
University of Southern California
5.250%, 10/01/2111	405	420
3.028%, 10/01/2039	225	188

		9,003

Consumer Staples — 4.3%
Altria Group
3.875%, 09/16/2046	330	252
3.700%, 02/04/2051	290	210
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	2,074	1,991
4.700%, 02/01/2036	2,315	2,287
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	296	310
4.600%, 04/15/2048	31	29
4.439%, 10/06/2048	722	646
4.375%, 04/15/2038	190	180
BAT Capital
7.079%, 08/02/2043	85	95
4.758%, 09/06/2049	220	184
4.540%, 08/15/2047	664	543
4.390%, 08/15/2037	720	642
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	20	17
4.400%, 07/15/2044 (A)	630	504
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	130	142
6.500%, 11/21/2033 (A)	110	117
City of Hope
4.378%, 08/15/2048	650	552
Coca-Cola
5.400%, 05/13/2064	340	352
5.300%, 05/13/2054	15	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.200%, 01/14/2055	$730	$744
CSL Finance PLC
4.750%, 04/27/2052 (A)	320	294
Dollar Tree
3.375%, 12/01/2051	165	110
JBS USA Holding Lux S.AR.L.
7.250%, 11/15/2053 (A)	285	327
JBS USA Holding Lux Sarl
6.500%, 12/01/2052	870	916
4.375%, 02/02/2052	575	452
Kenvue
5.100%, 03/22/2043	40	40
5.050%, 03/22/2053	394	393
Keurig Dr Pepper
4.500%, 04/15/2052	175	154
Kraft Heinz Foods
5.200%, 07/15/2045	30	29
4.875%, 10/01/2049	89	81
4.375%, 06/01/2046	50	43
Kroger
5.650%, 09/15/2064	100	98
4.450%, 02/01/2047	575	493
3.875%, 10/15/2046	200	157
New York and Presbyterian Hospital
2.256%, 08/01/2040	200	142
PepsiCo
5.250%, 07/17/2054	785	814
Philip Morris International
4.500%, 03/20/2042	170	154
3.875%, 08/21/2042	450	373
Reynolds American
5.850%, 08/15/2045	170	167
Solventum
6.000%, 05/15/2064 (A)	80	80
5.900%, 04/30/2054 (A)	180	182
Stanford Health Care
3.795%, 11/15/2048	221	186
3.027%, 08/15/2051	380	272
Takeda Pharmaceutical
5.650%, 07/05/2054	395	403
3.175%, 07/09/2050	157	109
Target
2.950%, 01/15/2052	50	34
Walmart
2.500%, 09/22/2041	85	62

		16,377

Energy — 5.3%
6297782 LLC
6.176%, 10/01/2054 (A)	45	45
Apache
5.350%, 07/01/2049	60	51

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BP Capital Markets America
3.379%, 02/08/2061	$220	$152
3.060%, 06/17/2041	360	275
2.772%, 11/10/2050	525	341
Canadian Natural Resources MTN
4.950%, 06/01/2047	210	187
Columbia Pipeline Group
5.800%, 06/01/2045	40	40
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	330	366
ConocoPhillips
4.300%, 11/15/2044	210	184
4.025%, 03/15/2062	528	418
Devon Energy
5.750%, 09/15/2054	260	252
Diamondback Energy
5.900%, 04/18/2064	170	171
5.750%, 04/18/2054	492	492
4.250%, 03/15/2052	150	120
Enbridge
6.700%, 11/15/2053	580	659
Energy Transfer LP
6.500%, 02/01/2042	30	32
6.125%, 12/15/2045	473	486
5.950%, 10/01/2043	570	573
5.950%, 05/15/2054	10	10
5.800%, 06/15/2038	30	31
5.400%, 10/01/2047	755	706
5.350%, 05/15/2045	245	228
5.300%, 04/15/2047	250	232
5.150%, 02/01/2043	40	37
5.150%, 03/15/2045	100	91
Eni SpA
5.950%, 05/15/2054 (A)	250	257
Enterprise Products Operating LLC
6.125%, 10/15/2039	150	164
5.700%, 02/15/2042	615	635
5.550%, 02/16/2055	125	127
4.950%, 10/15/2054	340	316
4.900%, 05/15/2046	170	159
4.850%, 03/15/2044	395	369
3.700%, 01/31/2051	50	38
3.200%, 02/15/2052	165	114
Equinor
3.625%, 04/06/2040	605	509
Exxon Mobil
4.227%, 03/19/2040	30	28
3.452%, 04/15/2051	1,418	1,078
3.095%, 08/16/2049	75	54
Hess
6.000%, 01/15/2040	25	27
5.800%, 04/01/2047	65	67
5.600%, 02/15/2041	230	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kinder Morgan
5.200%, 03/01/2048	$515	$475
5.050%, 02/15/2046	15	14
3.600%, 02/15/2051	20	14
3.250%, 08/01/2050	105	70
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	446	467
5.500%, 03/01/2044	75	72
5.000%, 08/15/2042	300	272
Marathon Petroleum
4.750%, 09/15/2044	25	22
MPLX LP
5.500%, 02/15/2049	300	288
4.500%, 04/15/2038	345	315
Northern Natural Gas
4.300%, 01/15/2049 (A)	80	66
Occidental Petroleum
7.950%, 06/15/2039	10	12
6.600%, 03/15/2046	10	11
6.200%, 03/15/2040	75	78
6.050%, 10/01/2054	207	211
4.400%, 04/15/2046	20	16
4.300%, 08/15/2039	336	285
0.000%, 10/10/2036 (B)	973	540
Petroleos Mexicanos
6.350%, 02/12/2048	245	162
Phillips 66
4.900%, 10/01/2046	359	326
4.875%, 11/15/2044	300	276
4.650%, 11/15/2034	250	242
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	170	150
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	245	237
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	170	151
4.682%, 05/01/2038 (A)	150	142
Shell International Finance BV
6.375%, 12/15/2038	597	682
4.375%, 05/11/2045	930	829
3.250%, 04/06/2050	5	3
Suncor Energy
6.800%, 05/15/2038	245	274
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	245	196
TotalEnergies Capital
5.638%, 04/05/2064	525	545
5.488%, 04/05/2054	155	160
TotalEnergies Capital International
3.127%, 05/29/2050	705	501
TransCanada PipeLines
7.250%, 08/15/2038	430	505
5.850%, 03/15/2036	95	99

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 05/15/2048	$260	$239
4.750%, 05/15/2038	60	57
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	395	394
4.600%, 03/15/2048	206	179
4.450%, 08/01/2042	240	216
Williams
5.750%, 06/24/2044	9	9
3.500%, 10/15/2051	200	144

		20,302

Financials — 10.7%
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(C)	35	36
Allstate
4.500%, 06/15/2043	50	45
American Express
5.284%, SOFRRATE + 1.420%, 07/26/2035 (C)	190	194
American International Group
4.800%, 07/10/2045	25	23
Aon
3.900%, 02/28/2052	549	428
Apollo Global Management
5.800%, 05/21/2054	280	288
Arthur J Gallagher
6.750%, 02/15/2054	145	167
5.750%, 03/02/2053	130	132
Banco Santander
6.938%, 11/07/2033	220	250
Bank of America
6.110%, 01/29/2037	560	608
6.000%, 10/15/2036	965	1,049
5.468%, SOFRRATE + 1.650%, 01/23/2035 (C)	540	559
3.311%, SOFRRATE + 1.580%, 04/22/2042 (C)	975	769
2.299%, SOFRRATE + 1.220%, 07/21/2032 (C)	1,819	1,548
Bank of America MTN
5.875%, 02/07/2042	166	181
5.425%, SOFRRATE + 1.913%, 08/15/2035 (C)	470	471
4.083%, TSFR3M + 3.412%, 03/20/2051 (C)	470	396
2.972%, SOFRRATE + 1.330%, 02/04/2033 (C)	250	220
2.676%, SOFRRATE + 1.930%, 06/19/2041 (C)	739	540
Berkshire Hathaway Finance
3.850%, 03/15/2052	807	664
BlackRock Funding
5.350%, 01/08/2055	430	441

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 03/14/2054	$270	$274
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	231	249
Brookfield Finance
5.968%, 03/04/2054	175	184
Capital One Financial
5.884%, SOFRRATE + 1.990%, 07/26/2035 (C)	15	15
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	276	273
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (C)	215	227
Chubb INA Holdings LLC
6.700%, 05/15/2036	447	519
Citibank
5.570%, 04/30/2034	55	58
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (C)	275	290
5.827%, SOFRRATE + 2.056%, 02/13/2035 (C)	225	231
5.449%, SOFRRATE + 1.447%, 06/11/2035 (C)	320	329
4.750%, 05/18/2046	561	507
4.281%, TSFR3M + 2.101%, 04/24/2048 (C)	568	489
3.878%, TSFR3M + 1.430%, 01/24/2039 (C)	100	87
3.785%, SOFRRATE + 1.939%, 03/17/2033 (C)	115	106
3.057%, SOFRRATE + 1.351%, 01/25/2033 (C)	250	220
2.904%, SOFRRATE + 1.379%, 11/03/2042 (C)	170	124
Cooperatieve Rabobank UA
5.250%, 08/04/2045	50	50
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	200	187
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(C)	200	174
Farmers Insurance Exchange
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(C)	200	157
Global Atlantic Finance
6.750%, 03/15/2054 (A)	160	164
Global Payments
5.950%, 08/15/2052	205	208
Goldman Sachs Group
6.750%, 10/01/2037	600	676
6.250%, 02/01/2041	878	980

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.330%, SOFRRATE + 1.550%, 07/23/2035 (C)	$175	$178
4.411%, TSFR3M + 1.692%, 04/23/2039 (C)	135	125
4.017%, TSFR3M + 1.635%, 10/31/2038 (C)	1,475	1,307
3.436%, SOFRRATE + 1.632%, 02/24/2043 (C)	170	135
3.210%, SOFRRATE + 1.513%, 04/22/2042 (C)	130	100
Goldman Sachs Group MTN
4.800%, 07/08/2044	25	24
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	230	212
Hartford Financial Services Group
6.625%, 03/30/2040	165	186
HSBC Bank USA
7.000%, 01/15/2039	170	199
HSBC Holdings PLC
6.800%, 06/01/2038	237	261
6.500%, 09/15/2037	500	541
2.804%, SOFRRATE + 1.187%, 05/24/2032 (C)	500	434
Intercontinental Exchange
4.950%, 06/15/2052	168	164
JPMorgan Chase
6.254%, SOFRRATE + 1.810%, 10/23/2034 (C)	115	126
5.766%, SOFRRATE + 1.490%, 04/22/2035 (C)	250	266
5.600%, 07/15/2041	866	925
5.336%, SOFRRATE + 1.620%, 01/23/2035 (C)	250	258
5.294%, SOFRRATE + 1.460%, 07/22/2035 (C)	255	262
4.260%, TSFR3M + 1.842%, 02/22/2048 (C)	280	247
4.032%, TSFR3M + 1.722%, 07/24/2048 (C)	355	301
3.897%, TSFR3M + 1.482%, 01/23/2049 (C)	756	629
3.882%, TSFR3M + 1.622%, 07/24/2038 (C)	125	112
3.328%, SOFRRATE + 1.580%, 04/22/2052 (C)	50	37
3.109%, SOFRRATE + 2.440%, 04/22/2051 (C)	280	201
3.109%, TSFR3M + 2.460%, 04/22/2041 (C)	245	191
2.545%, SOFRRATE + 1.180%, 11/08/2032 (C)	1,000	865
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	383	379

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Markel Group
6.000%, 05/16/2054	$285	$295
Marsh & McLennan
5.700%, 09/15/2053	393	418
5.450%, 03/15/2053	190	194
5.450%, 03/15/2054	30	31
4.900%, 03/15/2049	65	61
4.350%, 01/30/2047	65	57
4.200%, 03/01/2048	245	210
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	213	150
3.375%, 04/15/2050 (A)	277	199
Mastercard
3.850%, 03/26/2050	170	141
MetLife
5.875%, 02/06/2041	25	27
5.250%, 01/15/2054	516	518
5.000%, 07/15/2052	215	207
4.875%, 11/13/2043	160	152
4.721%, 12/15/2044	806	741
4.125%, 08/13/2042	5	4
Moody's
4.875%, 12/17/2048	400	376
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (C)	50	52
5.466%, SOFRRATE + 1.730%, 01/18/2035 (C)	25	26
5.320%, SOFRRATE + 1.555%, 07/19/2035 (C)	195	199
5.297%, SOFRRATE + 2.620%, 04/20/2037 (C)	30	30
Morgan Stanley MTN
6.375%, 07/24/2042	215	248
5.831%, SOFRRATE + 1.580%, 04/19/2035 (C)	90	95
3.971%, TSFR3M + 1.455%, 07/22/2038 (C)	752	670
2.511%, SOFRRATE + 1.200%, 10/20/2032 (C)	210	180
2.239%, SOFRRATE + 1.178%, 07/21/2032 (C)	395	335
Nasdaq
6.100%, 06/28/2063	75	81
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	220	174
New York Life Insurance
6.750%, 11/15/2039 (A)	375	434
4.450%, 05/15/2069 (A)	325	275
3.750%, 05/15/2050 (A)	176	137
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	724	524

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PayPal Holdings
3.250%, 06/01/2050	$125	$90
PNC Financial Services Group
6.037%, SOFRINDX + 2.140%, 10/28/2033 (C)	165	175
5.676%, SOFRRATE + 1.902%, 01/22/2035 (C)	150	157
5.401%, SOFRRATE + 1.599%, 07/23/2035 (C)	195	200
Progressive
3.700%, 03/15/2052	125	98
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (C)	55	57
3.905%, 12/07/2047	25	20
Prudential Financial MTN
5.700%, 12/14/2036	372	397
Raymond James Financial
3.750%, 04/01/2051	225	173
S&P Global
3.250%, 12/01/2049	250	186
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	295	250
Travelers
5.450%, 05/25/2053	190	199
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (C)	355	371
5.711%, SOFRRATE + 1.922%, 01/24/2035 (C)	335	347
5.122%, SOFRRATE + 1.852%, 01/26/2034 (C)	75	75
UBS Group
4.988%, H15T1Y + 2.400%, 08/05/2033 (A)(C)	12	12
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (C)	110	116
5.678%, SOFRRATE + 1.860%, 01/23/2035 (C)	135	140
4.839%, SOFRRATE + 1.600%, 02/01/2034 (C)	455	447
Visa
4.300%, 12/14/2045	205	186
Wells Fargo
6.491%, SOFRRATE + 2.060%, 10/23/2034 (C)	195	215
5.850%, 02/01/2037	1,180	1,250
5.499%, SOFRRATE + 1.780%, 01/23/2035 (C)	180	186
5.389%, SOFRRATE + 2.020%, 04/24/2034 (C)	395	405

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.068%, SOFRRATE + 2.530%, 04/30/2041 (C)	$100	$76
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (C)	475	490
5.013%, TSFR3M + 4.502%, 04/04/2051 (C)	819	785
4.900%, 11/17/2045	155	142
4.650%, 11/04/2044	355	317
3.350%, SOFRRATE + 1.500%, 03/02/2033 (C)	1,225	1,102
Westpac Banking
3.133%, 11/18/2041	135	100
2.668%, H15T5Y + 1.750%, 11/15/2035 (C)	30	26
Willis North America
3.875%, 09/15/2049	160	123
XL Group
5.250%, 12/15/2043	222	216

		40,822

Health Care — 8.8%
Abbott Laboratories
4.900%, 11/30/2046	290	287
AbbVie
5.500%, 03/15/2064	365	379
5.350%, 03/15/2044	85	88
4.850%, 06/15/2044	150	144
4.700%, 05/14/2045	244	229
4.550%, 03/15/2035	735	725
4.450%, 05/14/2046	30	27
4.400%, 11/06/2042	1,309	1,203
4.250%, 11/21/2049	355	309
4.050%, 11/21/2039	185	168
Aetna
4.125%, 11/15/2042	270	221
Alcon Finance
3.800%, 09/23/2049 (A)	195	154
Amgen
5.750%, 03/02/2063	535	549
5.650%, 03/02/2053	1,060	1,090
5.600%, 03/02/2043	285	291
4.400%, 05/01/2045	1,509	1,314
4.400%, 02/22/2062	125	104
AstraZeneca PLC
6.450%, 09/15/2037	505	582
Baxter International
3.132%, 12/01/2051	315	211
BayCare Health System
3.831%, 11/15/2050	180	151
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	350

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Becton Dickinson
3.794%, 05/20/2050	$200	$158
Bristol-Myers Squibb
6.400%, 11/15/2063	170	195
5.550%, 02/22/2054	516	533
4.250%, 10/26/2049	438	374
3.700%, 03/15/2052	395	303
Children's Hospital Medical Center
2.820%, 11/15/2050	450	306
Cigna Group
5.600%, 02/15/2054	310	312
4.800%, 07/15/2046	443	403
3.875%, 10/15/2047	520	407
CVS Health
6.050%, 06/01/2054	250	252
6.000%, 06/01/2044	140	141
5.875%, 06/01/2053	125	123
5.125%, 07/20/2045	170	153
5.050%, 03/25/2048	1,860	1,649
4.780%, 03/25/2038	835	767
4.125%, 04/01/2040	220	184
2.700%, 08/21/2040	165	114
Danaher
2.800%, 12/10/2051	150	100
Elevance Health
5.650%, 06/15/2054	328	337
4.650%, 01/15/2043	10	9
4.375%, 12/01/2047	908	784
3.700%, 09/15/2049	375	288
3.600%, 03/15/2051	125	94
Eli Lilly
5.200%, 08/14/2064	65	66
5.100%, 02/09/2064	643	641
5.050%, 08/14/2054	130	131
5.000%, 02/09/2054	145	144
4.950%, 02/27/2063	230	224
4.875%, 02/27/2053	358	351
Gilead Sciences
4.600%, 09/01/2035	440	431
4.500%, 02/01/2045	295	265
GlaxoSmithKline Capital
6.375%, 05/15/2038	145	166
HCA
6.100%, 04/01/2064	45	46
6.000%, 04/01/2054	170	175
5.950%, 09/15/2054	300	307
5.500%, 06/15/2047	25	24
5.250%, 06/15/2049	125	116
4.625%, 03/15/2052	385	326
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	330	340
3.200%, 06/01/2050 (A)	462	313

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Humana
5.750%, 04/15/2054	$550	$552
4.950%, 10/01/2044	245	222
Johnson & Johnson
5.250%, 06/01/2054	100	105
3.400%, 01/15/2038	130	115
Kaiser Foundation Hospitals
3.266%, 11/01/2049	285	215
3.002%, 06/01/2051	280	198
2.810%, 06/01/2041	195	147
Mass General Brigham
3.192%, 07/01/2049	85	63
Memorial Health Services
3.447%, 11/01/2049	135	105
Merck
5.150%, 05/17/2063	135	134
5.000%, 05/17/2053	525	517
4.900%, 05/17/2044	295	289
2.900%, 12/10/2061	365	228
2.750%, 12/10/2051	90	59
2.450%, 06/24/2050	150	94
Northwell Healthcare
4.260%, 11/01/2047	130	110
Pfizer
4.000%, 12/15/2036	180	168
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	730	725
5.300%, 05/19/2053	985	990
5.110%, 05/19/2043	665	657
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	414
Revvity
3.625%, 03/15/2051	200	146
Roche Holdings
5.218%, 03/08/2054 (A)	305	316
Stryker
4.100%, 04/01/2043	205	177
Thermo Fisher Scientific
4.100%, 08/15/2047	140	121
2.800%, 10/15/2041	165	123
UnitedHealth Group
6.875%, 02/15/2038	235	278
6.050%, 02/15/2063	105	115
5.950%, 02/15/2041	15	16
5.875%, 02/15/2053	280	303
5.750%, 07/15/2064	643	675
5.625%, 07/15/2054	930	971
5.500%, 07/15/2044	365	376
5.500%, 04/15/2064	245	250
5.375%, 04/15/2054	150	152
4.950%, 05/15/2062	65	61
4.750%, 07/15/2045	25	24

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 05/15/2052	$370	$343
4.250%, 04/15/2047	325	283
4.200%, 01/15/2047	350	301
3.700%, 08/15/2049	365	288
3.250%, 05/15/2051	645	465
3.050%, 05/15/2041	185	142
2.900%, 05/15/2050	85	58
2.750%, 05/15/2040	50	37
Viatris
4.000%, 06/22/2050	305	216
Wyeth LLC
5.950%, 04/01/2037	436	477

		33,449

Industrials — 5.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.300%, 01/19/2034	145	147
3.850%, 10/29/2041	630	517
3.300%, 01/30/2032	525	467
BAE Systems Holdings
4.750%, 10/07/2044 (A)	288	265
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	157
3.000%, 09/15/2050 (A)	275	187
Boeing
7.008%, 05/01/2064 (A)	240	259
6.858%, 05/01/2054 (A)	285	307
5.930%, 05/01/2060	395	373
5.805%, 05/01/2050	1,150	1,085
5.705%, 05/01/2040	1,310	1,273
3.750%, 02/01/2050	250	173
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	630	709
6.150%, 05/01/2037	230	258
5.750%, 05/01/2040	50	53
5.500%, 03/15/2055	362	379
5.200%, 04/15/2054	30	30
4.450%, 01/15/2053	146	131
4.400%, 03/15/2042	990	902
3.300%, 09/15/2051	390	286
3.050%, 02/15/2051	50	35
2.875%, 06/15/2052	75	50
Canadian National Railway
6.200%, 06/01/2036	156	174
3.650%, 02/03/2048	235	190
Canadian Pacific Railway
6.125%, 09/15/2115	365	387
4.200%, 11/15/2069	173	137
3.000%, 12/02/2041	50	38
Carrier Global
6.200%, 03/15/2054	15	17
3.577%, 04/05/2050	17	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.377%, 04/05/2040	$200	$161
CSX
4.750%, 05/30/2042	425	402
4.750%, 11/15/2048	127	118
4.500%, 11/15/2052	70	63
Cummins
5.450%, 02/20/2054	154	158
Deere
3.750%, 04/15/2050	331	274
Emerson Electric
2.800%, 12/21/2051	493	327
FedEx
4.550%, 04/01/2046	100	87
4.400%, 01/15/2047	155	132
4.050%, 02/15/2048	275	222
General Dynamics
4.250%, 04/01/2040	60	55
4.250%, 04/01/2050	25	22
General Electric MTN
5.860%, TSFR3M + 0.742%, 08/15/2036 (C)	450	423
Honeywell International
5.350%, 03/01/2064	115	117
5.250%, 03/01/2054	1,185	1,203
L3Harris Technologies
5.500%, 08/15/2054	325	329
Lockheed Martin
5.700%, 11/15/2054	55	60
5.200%, 02/15/2055	75	76
4.700%, 05/15/2046	396	376
3.600%, 03/01/2035	710	650
Minera Mexico
4.500%, 01/26/2050 (A)	65	53
Norfolk Southern
5.950%, 03/15/2064	50	54
5.100%, 08/01/2118	405	364
4.800%, 08/15/2043	408	369
3.700%, 03/15/2053	265	202
Northrop Grumman
5.200%, 06/01/2054	320	317
5.150%, 05/01/2040	105	104
4.950%, 03/15/2053	206	196
4.750%, 06/01/2043	335	314
3.850%, 04/15/2045	335	275
Owens Corning
5.950%, 06/15/2054	135	140
Parker-Hannifin MTN
4.450%, 11/21/2044	195	174
RTX
6.400%, 03/15/2054	260	298
5.375%, 02/27/2053	30	30
4.500%, 06/01/2042	610	552
4.350%, 04/15/2047	490	424

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.030%, 03/15/2052	$445	$300
2.820%, 09/01/2051	235	152
Smurfit Kappa Treasury ULC
5.438%, 04/03/2034 (A)	400	411
Snap-on
3.100%, 05/01/2050	281	199
TTX
4.600%, 02/01/2049 (A)	250	232
Union Pacific
3.839%, 03/20/2060	535	414
3.799%, 04/06/2071	652	485
3.500%, 02/14/2053	125	95
3.375%, 02/14/2042	45	36
3.250%, 02/05/2050	260	191
Union Pacific MTN
3.550%, 08/15/2039	50	43
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	102	97
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	601	621
United Parcel Service
5.500%, 05/22/2054	250	260
5.050%, 03/03/2053	235	230
3.625%, 10/01/2042	170	139
Verisk Analytics
3.625%, 05/15/2050	240	180
Waste Management
3.900%, 03/01/2035	115	107
2.950%, 06/01/2041	265	200
WW Grainger
4.600%, 06/15/2045	165	155

		22,667

Information Technology — 3.4%
Analog Devices
2.950%, 10/01/2051	165	114
2.800%, 10/01/2041	175	129
Apple
4.650%, 02/23/2046	479	469
4.375%, 05/13/2045	430	405
3.850%, 05/04/2043	55	49
3.750%, 09/12/2047	150	127
3.450%, 02/09/2045	345	284
2.800%, 02/08/2061	340	223
2.700%, 08/05/2051	600	406
2.650%, 05/11/2050	255	173
2.650%, 02/08/2051	135	92
2.375%, 02/08/2041	190	138
Broadcom
3.750%, 02/15/2051 (A)	245	190
3.500%, 02/15/2041 (A)	225	180

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.137%, 11/15/2035 (A)	$415	$347
2.600%, 02/15/2033 (A)	70	59
Cisco Systems
5.900%, 02/15/2039	231	255
5.300%, 02/26/2054	890	919
Corning
5.450%, 11/15/2079	165	160
Intel
5.900%, 02/10/2063	110	107
5.700%, 02/10/2053	225	215
5.625%, 02/10/2043	35	34
5.050%, 08/05/2062	85	71
4.900%, 08/05/2052	145	124
4.750%, 03/25/2050	55	46
3.734%, 12/08/2047	805	575
3.250%, 11/15/2049	365	237
Intuit
5.500%, 09/15/2053	175	184
KLA
5.000%, 03/15/2049	227	221
4.950%, 07/15/2052	135	131
Lam Research
2.875%, 06/15/2050	112	76
Microsoft
4.500%, 06/15/2047	235	226
2.921%, 03/17/2052	1,358	983
2.675%, 06/01/2060	145	94
2.525%, 06/01/2050	25	16
NVIDIA
3.500%, 04/01/2050	155	126
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	255	194
Oracle
6.900%, 11/09/2052	125	146
4.375%, 05/15/2055	785	645
4.125%, 05/15/2045	330	269
4.000%, 07/15/2046	1,010	804
4.000%, 11/15/2047	614	485
3.950%, 03/25/2051	155	120
3.800%, 11/15/2037	685	589
3.650%, 03/25/2041	520	415
Salesforce
3.050%, 07/15/2061	125	81
2.900%, 07/15/2051	310	210
2.700%, 07/15/2041	40	30
Texas Instruments
5.150%, 02/08/2054	350	354
5.050%, 05/18/2063	372	366
5.000%, 03/14/2053	200	198

		13,091

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 1.0%
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	$200	$204
4.750%, 03/16/2052 (A)	271	233
3.950%, 09/10/2050 (A)	290	221
ArcelorMittal
6.350%, 06/17/2054	60	60
Berry Global
5.650%, 01/15/2034 (A)	175	178
BHP Billiton Finance USA
5.500%, 09/08/2053	35	36
5.250%, 09/08/2033	60	62
5.000%, 09/30/2043	260	255
Dow Chemical
3.600%, 11/15/2050	220	161
DuPont de Nemours
5.319%, 11/15/2038	293	314
FMC
4.500%, 10/01/2049	280	224
Freeport-McMoRan
5.450%, 03/15/2043	65	64
Glencore Finance Canada
6.000%, 11/15/2041 (A)	236	239
International Flavors & Fragrances
5.000%, 09/26/2048	115	103
3.468%, 12/01/2050 (A)	1,090	755
3.268%, 11/15/2040 (A)	510	381
Rio Tinto Finance USA
5.200%, 11/02/2040	150	151
Rio Tinto Finance USA PLC
5.125%, 03/09/2053	30	30

		3,671

Real Estate — 1.4%
Agree LP
2.600%, 06/15/2033	75	61
Alexandria Real Estate Equities
4.850%, 04/15/2049	60	53
3.550%, 03/15/2052	265	188
American Homes 4 Rent LP
4.300%, 04/15/2052	105	85
3.375%, 07/15/2051	175	120
American Tower
3.100%, 06/15/2050	300	204
AvalonBay Communities
5.350%, 06/01/2034	195	202
Boston Properties
2.450%, 10/01/2033	130	101
Crown Castle
5.200%, 02/15/2049	90	85
2.900%, 04/01/2041	279	202
Equinix
2.950%, 09/15/2051	280	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Extra Space Storage
5.400%, 02/01/2034	$135	$137
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	160	175
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	85	87
2.700%, 01/15/2034	190	155
Kilroy Realty LP
2.650%, 11/15/2033	140	107
Kimco Realty
4.250%, 04/01/2045	110	93
NNN REIT
4.800%, 10/15/2048	85	76
3.000%, 04/15/2052	195	125
Prologis LP
5.250%, 06/15/2053	120	119
5.250%, 03/15/2054	255	253
Public Storage Operating
5.350%, 08/01/2053	85	86
Realty Income
5.375%, 09/01/2054	125	123
Regency Centers LP
4.650%, 03/15/2049	205	179
4.400%, 02/01/2047	90	77
Simon Property Group LP
6.750%, 02/01/2040	434	492
6.650%, 01/15/2054	125	145
5.850%, 03/08/2053	412	431
4.250%, 11/30/2046	25	21
3.800%, 07/15/2050	35	27
3.250%, 09/13/2049	235	167
Sun Communities Operating
5.700%, 01/15/2033	75	77
4.200%, 04/15/2032	230	213
VICI Properties LP
6.125%, 04/01/2054	90	92
5.625%, 05/15/2052	540	512

		5,452

Utilities — 9.5%
AEP Transmission LLC
3.800%, 06/15/2049	150	117
3.650%, 04/01/2050	150	115
AES
2.450%, 01/15/2031	75	64
Alabama Power
4.300%, 07/15/2048	560	481
3.700%, 12/01/2047	376	295
American Water Capital
4.150%, 06/01/2049	50	42
Appalachian Power
4.450%, 06/01/2045	650	546

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Arizona Public Service
3.350%, 05/15/2050	$295	$208
Baltimore Gas and Electric
4.550%, 06/01/2052	150	132
2.900%, 06/15/2050	170	112
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,476	1,609
4.600%, 05/01/2053	65	57
4.250%, 10/15/2050	30	25
Black Hills
4.200%, 09/15/2046	300	248
Boston Gas
6.119%, 07/20/2053 (A)	145	149
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	75	56
Cleco Power
6.000%, 12/01/2040	210	219
CMS Energy
4.875%, 03/01/2044	487	457
Commonwealth Edison
4.350%, 11/15/2045	665	588
3.850%, 03/15/2052	135	106
3.700%, 03/01/2045	600	479
3.200%, 11/15/2049	170	120
Connecticut Light and Power
4.000%, 04/01/2048	170	142
Consolidated Edison of New York
6.300%, 08/15/2037	585	649
6.150%, 11/15/2052	90	100
5.700%, 05/15/2054	265	278
3.700%, 11/15/2059	600	437
Constellation Energy Generation LLC
6.250%, 10/01/2039	248	269
5.600%, 06/15/2042	275	275
Consumers Energy
3.100%, 08/15/2050	125	91
Dominion Energy
5.250%, 08/01/2033	485	491
4.900%, 08/01/2041	655	602
4.850%, 08/15/2052	50	45
3.300%, 04/15/2041	220	167
DTE Electric
4.050%, 05/15/2048	245	207
Duke Energy
5.000%, 08/15/2052	168	154
Duke Energy Carolinas LLC
6.000%, 01/15/2038	439	478
5.400%, 01/15/2054	185	187
5.350%, 01/15/2053	130	130
5.300%, 02/15/2040	500	509
4.250%, 12/15/2041	350	309
Duke Energy Florida LLC
6.400%, 06/15/2038	210	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.350%, 09/15/2037	$170	$189
6.200%, 11/15/2053	125	140
Duke Energy Indiana LLC
6.450%, 04/01/2039	120	134
6.350%, 08/15/2038	90	101
4.900%, 07/15/2043	250	237
Duke Energy Ohio
5.550%, 03/15/2054	235	239
Duke Energy Progress LLC
4.375%, 03/30/2044	815	723
4.100%, 05/15/2042	270	230
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	500	495
Entergy Arkansas LLC
5.750%, 06/01/2054	95	99
Entergy Louisiana LLC
5.700%, 03/15/2054	150	155
4.750%, 09/15/2052	50	45
4.200%, 04/01/2050	280	231
Entergy Mississippi LLC
5.850%, 06/01/2054	230	243
Entergy Texas
5.000%, 09/15/2052	75	71
3.550%, 09/30/2049	165	121
Essential Utilities
5.300%, 05/01/2052	70	67
4.276%, 05/01/2049	195	161
Exelon
4.950%, 06/15/2035	530	521
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	90	87
4.550%, 04/01/2049 (A)	50	43
Florida Power & Light
5.960%, 04/01/2039	215	234
5.690%, 03/01/2040	181	191
5.600%, 06/15/2054	152	161
5.400%, 09/01/2035	1,215	1,249
Indiana Michigan Power
5.625%, 04/01/2053	90	93
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	326	341
5.700%, 04/01/2054 (A)	275	285
Interstate Power and Light
3.100%, 11/30/2051	430	287
Jersey Central Power & Light
6.400%, 05/15/2036	925	1,019
KeySpan Gas East
5.819%, 04/01/2041 (A)	500	500
MidAmerican Energy
5.300%, 02/01/2055	314	313
4.800%, 09/15/2043	325	307
4.250%, 07/15/2049	250	215

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MidAmerican Energy MTN
5.800%, 10/15/2036	$155	$167
Narragansett Electric
4.170%, 12/10/2042 (A)	920	762
Nevada Power
6.000%, 03/15/2054	100	107
Niagara Mohawk Power
3.025%, 06/27/2050 (A)	300	197
Northern States Power
5.350%, 11/01/2039	490	503
5.100%, 05/15/2053	125	121
4.500%, 06/01/2052	80	71
3.400%, 08/15/2042	175	139
3.200%, 04/01/2052	50	35
NSTAR Electric
4.550%, 06/01/2052	503	449
4.400%, 03/01/2044	205	181
Oglethorpe Power
5.250%, 09/01/2050	431	406
5.050%, 10/01/2048	305	280
4.500%, 04/01/2047	150	128
Oncor Electric Delivery LLC
5.350%, 10/01/2052	165	163
5.300%, 06/01/2042	135	135
5.250%, 09/30/2040	305	305
4.950%, 09/15/2052	115	109
2.700%, 11/15/2051	160	100
Pacific Gas and Electric
6.750%, 01/15/2053	833	911
6.700%, 04/01/2053	90	98
5.250%, 03/01/2052	195	176
4.950%, 07/01/2050	255	222
4.500%, 07/01/2040	230	199
4.200%, 06/01/2041	105	85
3.500%, 08/01/2050	75	52
3.300%, 08/01/2040	75	56
PacifiCorp
6.000%, 01/15/2039	442	467
5.800%, 01/15/2055	251	255
5.500%, 05/15/2054	226	223
5.250%, 06/15/2035	240	243
PECO Energy
4.375%, 08/15/2052	75	65
Piedmont Natural Gas
4.650%, 08/01/2043	330	302
Potomac Electric Power
5.500%, 03/15/2054	100	102
PPL Electric Utilities
4.150%, 06/15/2048	195	167
4.125%, 06/15/2044	595	513
Public Service Electric and Gas
5.300%, 08/01/2054	385	392

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service Electric and Gas MTN
3.650%, 09/01/2042	$210	$172
Public Service of Colorado
6.250%, 09/01/2037	245	269
4.500%, 06/01/2052	100	86
4.100%, 06/15/2048	280	226
4.050%, 09/15/2049	48	38
Public Service of New Hampshire
5.150%, 01/15/2053	65	64
Puget Sound Energy
2.893%, 09/15/2051	190	123
San Diego Gas & Electric
3.320%, 04/15/2050	35	25
Sempra
6.000%, 10/15/2039	500	525
3.800%, 02/01/2038	260	221
Southern California Edison
6.050%, 03/15/2039	125	134
3.900%, 03/15/2043	245	201
Southern California Gas
5.750%, 06/01/2053	190	198
5.600%, 04/01/2054	155	160
3.750%, 09/15/2042	230	186
Southern Gas Capital
4.400%, 06/01/2043	645	560
Southwestern Electric Power
6.200%, 03/15/2040	565	606
3.250%, 11/01/2051	250	166
Southwestern Public Service
4.400%, 11/15/2048	385	320
Tampa Electric
4.300%, 06/15/2048	365	310
3.450%, 03/15/2051	50	37
Tucson Electric Power
3.250%, 05/01/2051	310	214
Virginia Electric and Power
5.450%, 04/01/2053	175	175
5.350%, 01/15/2054	184	183
4.450%, 02/15/2044	500	444
Wisconsin Public Service
3.300%, 09/01/2049	175	127
2.850%, 12/01/2051	250	162
Xcel Energy
4.800%, 09/15/2041	50	45

		36,370

Total Corporate Obligations
(Cost $241,611) ($ Thousands)		228,494

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 32.8%
U.S. Treasury Bills
5.296%, 10/29/2024 (D)	$580	$575
5.228%, 11/12/2024 (D)	370	367
U.S. Treasury Bonds
4.750%, 11/15/2053	2,475	2,696
4.720%, 11/15/2042 (D)	2,225	978
4.625%, 05/15/2044	5,115	5,327
4.625%, 05/15/2054	3,040	3,249
4.500%, 02/15/2044	9,078	9,305
4.408%, 11/15/2047 (D)	2,120	772
4.360%, 05/15/2050 (D)	4,645	1,548
4.250%, 02/15/2054	9,787	9,825
4.250%, 08/15/2054	14,928	15,021
4.125%, 08/15/2044	10,015	9,772
4.000%, 11/15/2052	365	350
3.875%, 05/15/2043	7,285	6,878
3.750%, 08/15/2041	595	563
3.750%, 11/15/2043	710	657
3.625%, 08/15/2043	807	734
3.625%, 02/15/2044	1,111	1,008
3.625%, 05/15/2053	3,787	3,399
3.569%, 08/15/2043 (D)	9,912	4,357
3.375%, 11/15/2048	2,390	2,037
3.142%, 08/15/2045 (D)	2,920	1,178
3.125%, 11/15/2041	960	831
3.125%, 02/15/2043	1,155	980
3.125%, 08/15/2044	1,655	1,387
3.000%, 08/15/2052	2,378	1,886
2.875%, 08/15/2045	1,180	943
2.875%, 11/15/2046	860	679
2.875%, 05/15/2052	5,445	4,208
2.750%, 08/15/2042	605	488
2.750%, 11/15/2042	525	422
2.750%, 11/15/2047	425	325
2.375%, 11/15/2049	525	367
2.375%, 05/15/2051	1,900	1,318
2.250%, 08/15/2046	5,715	4,017
2.250%, 02/15/2052	2,470	1,662
2.000%, 11/15/2041	13,895	10,029
2.000%, 08/15/2051	2,185	1,385
1.750%, 08/15/2041	7,925	5,509
1.375%, 11/15/2040	335	223
1.375%, 08/15/2050	3,005	1,627
1.125%, 08/15/2040	495	318
U.S. Treasury Notes
4.000%, 02/15/2034	3,029	3,048
3.875%, 08/15/2034	3,235	3,223

Total U.S. Treasury Obligations
(Cost $125,513) ($ Thousands)		125,471

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 3.1%
California — 1.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	$600	$681
California State, Build America Project, GO
7.500%, 04/01/2034	1,185	1,416
7.350%, 11/01/2039	730	877
California State, GO
5.875%, 10/01/2041	510	549
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	125	100
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	240	266
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	790	560
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	323
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,313
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	605	688
University of California, Ser AD, RB
4.858%, 05/15/2112	335	309

		7,082

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	270	304

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	545	581

Maryland — 0.1%
Maryland Economic Development, RB
5.433%, 05/31/2056	240	244

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	240	205

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri — 0.2%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	$600	$686

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	73

New York — 0.4%
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	350	317
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	840	879
5.508%, 08/01/2037	250	261

		1,457

Texas — 0.4%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	530	549
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	490	578
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	301

		1,428

Total Municipal Bonds
(Cost $12,728) ($ Thousands)		12,060

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Tennessee Valley Authority
5.250%, 09/15/2039	2,135	2,293
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	2,010

Total U.S. Government Agency Obligations
(Cost $4,401) ($ Thousands)		4,303

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.8%

Chile Government International Bond
5.330%, 01/05/2054	$185	$183
4.340%, 03/07/2042	235	212
3.860%, 06/21/2047	25	20
3.100%, 01/22/2061	25	16
Israel Government International Bond
3.875%, 07/03/2050	100	74
3.375%, 01/15/2050	490	331
Mexico Government International Bond
6.400%, 05/07/2054	383	378
6.350%, 02/09/2035	70	73
6.338%, 05/04/2053	459	450
5.750%, 10/12/2110	129	110
5.000%, 04/27/2051	745	618
4.400%, 02/12/2052	390	296
4.280%, 08/14/2041	134	108
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	65	50
Republic of Poland Government International Bond
5.500%, 04/04/2053	75	77

Total Sovereign Debt
(Cost $3,322) ($ Thousands)		2,996

MORTGAGE-BACKED SECURITIES — 0.3%
Agency Mortgage-Backed Obligations — 0.3%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	34	35
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
1.237%, 07/25/2037(C)	9	1
GNMA ARM
4.875%, H15T1Y + 1.500%, 06/20/2032(C)	17	17
GNMA CMO, Ser 2009-8, Cl PS, IO
0.847%, 08/16/2038(C)	3	–
GNMA CMO, Ser 2010-4, Cl NS, IO
0.937%, 01/16/2040(C)	32	3
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	1,345	1,014

		1,070
Non-Agency Mortgage-Backed Obligations — 0.0%
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
6.252%, TSFR1M + 0.974%, 09/25/2034(C)	8	7
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	6	5
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.902%, 12/25/2034(C)	11	10

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
6.052%, TSFR1M + 0.774%, 01/25/2045(C)	$19	$19

		41
Total Mortgage-Backed Securities
(Cost $97) ($ Thousands)		1,111

	Shares
CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	14,810,762	14,811
Total Cash Equivalent
(Cost $14,811) ($ Thousands)		14,811
Total Investments in Securities — 101.8%
(Cost $402,483) ($ Thousands)		$389,246

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	22	Dec-2024	$4,569	$4,566	$(3)
U.S. 5-Year Treasury Note	157	Dec-2024	17,190	17,175	(15)
U.S. Ultra Long Treasury Bond	142	Dec-2024	18,965	18,735	(230)
Ultra 10-Year U.S. Treasury Note	16	Dec-2024	1,895	1,879	(16)
			42,619	42,355	(264)
Short Contracts
U.S. 5-Year Treasury Note	(36)	Dec-2024	$(3,951)	$(3,938)	$13
U.S. Long Treasury Bond	(63)	Dec-2024	(7,816)	(7,757)	59
Ultra 10-Year U.S. Treasury Note	(58)	Dec-2024	(6,853)	(6,811)	42
			(18,620)	(18,506)	114
			$23,999	$23,849	$(150)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2024, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFR	Annually	12/20/2053	USD	918	$(23)	$–	$(23)

Percentages are based on Net Assets of $382,303 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $16,639 ($ Thousands), representing 4.4% of the Net Assets of the Fund.

(B)	Zero coupon security.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,868	$96,899	$(105,956)	$—	$—	$14,811	$83	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 87.4%
Communication Services — 6.1%
Alphabet
2.050%, 08/15/2050	$2,229	$1,356
1.900%, 08/15/2040	750	519
America Movil
6.125%, 03/30/2040	2,750	2,962
AT&T
4.500%, 03/09/2048	2,150	1,854
4.300%, 12/15/2042	500	434
3.500%, 09/15/2053	3,417	2,431
Charter Communications Operating LLC / Charter Communications Operating Capital
6.834%, 10/23/2055	580	576
6.484%, 10/23/2045	2,620	2,504
4.800%, 03/01/2050	1,480	1,126
Comcast
6.500%, 11/15/2035	420	474
5.650%, 06/15/2035	3,580	3,793
4.600%, 08/15/2045	1,150	1,046
4.049%, 11/01/2052	5,368	4,361
4.000%, 03/01/2048	3,165	2,589
3.969%, 11/01/2047	7,280	5,940
3.900%, 03/01/2038	4,950	4,387
3.400%, 07/15/2046	2,665	2,015
2.987%, 11/01/2063	34,399	21,249
2.937%, 11/01/2056	37,875	24,092
2.887%, 11/01/2051	18,877	12,357
2.800%, 01/15/2051	345	223
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,585	2,556
Meta Platforms
5.750%, 05/15/2063	1,680	1,791
5.600%, 05/15/2053	5,270	5,555
5.550%, 08/15/2064	6,040	6,187
5.400%, 08/15/2054	8,676	8,848
4.650%, 08/15/2062	1,185	1,065
4.450%, 08/15/2052	7,794	6,973
NBCUniversal Media LLC
4.450%, 01/15/2043	1,177	1,056
NTT Finance
1.591%, 04/03/2028 (A)	2,360	2,138
Paramount Global
6.875%, 04/30/2036	680	678
4.375%, 03/15/2043	1,930	1,387
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (A)	1,400	1,097
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	1,433	1,440
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	899	1,024

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Time Warner Cable LLC
7.300%, 07/01/2038	$2,141	$2,239
6.750%, 06/15/2039	945	940
5.500%, 09/01/2041	650	562
4.500%, 09/15/2042	1,000	758
T-Mobile USA
5.500%, 01/15/2055	2,361	2,383
3.300%, 02/15/2051	500	353
3.000%, 02/15/2041	560	418
TWDC Enterprises 18
4.125%, 12/01/2041	1,530	1,351
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,854	1,607
Verizon Communications
5.250%, 03/16/2037	440	451
3.875%, 03/01/2052	2,984	2,380
3.700%, 03/22/2061	570	420
3.400%, 03/22/2041	2,265	1,805
2.650%, 11/20/2040	2,220	1,593
Walt Disney
6.650%, 11/15/2037	990	1,153
6.400%, 12/15/2035	2,043	2,318
3.600%, 01/13/2051	6,176	4,810
3.500%, 05/13/2040	7,420	6,150
2.750%, 09/01/2049	22,691	15,054
Warnermedia Holdings
5.391%, 03/15/2062	3,604	2,706
5.141%, 03/15/2052	6,240	4,746
5.050%, 03/15/2042	1,435	1,150

		193,430

Consumer Discretionary — 3.8%
7-Eleven
2.500%, 02/10/2041 (A)	870	597
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	735	638
Amazon.com
4.050%, 08/22/2047	5,256	4,572
3.950%, 04/13/2052	8,266	6,964
3.875%, 08/22/2037	3,150	2,894
3.250%, 05/12/2061	12,556	8,787
3.100%, 05/12/2051	7,654	5,517
2.875%, 05/12/2041	975	757
2.700%, 06/03/2060	6,575	4,086
2.500%, 06/03/2050	8,948	5,735
Emory University
2.969%, 09/01/2050	1,660	1,182
Georgetown University
5.215%, 10/01/2118	1,171	1,138
4.315%, 04/01/2049	1,710	1,541
Home Depot
5.950%, 04/01/2041	3,030	3,339
5.400%, 06/25/2064	1,230	1,264

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 06/25/2054	$2,565	$2,618
4.950%, 06/25/2034	480	492
4.950%, 09/15/2052	1,350	1,307
4.500%, 12/06/2048	3,780	3,442
4.400%, 03/15/2045	5,635	5,115
4.250%, 04/01/2046	3,982	3,528
4.200%, 04/01/2043	1,825	1,621
3.900%, 06/15/2047	13,558	11,295
3.350%, 04/15/2050	4,680	3,500
3.300%, 04/15/2040	2,235	1,829
3.125%, 12/15/2049	2,230	1,601
2.750%, 09/15/2051	3,380	2,219
2.375%, 03/15/2051	5,984	3,643
Johns Hopkins University
4.083%, 07/01/2053	2,000	1,764
Lowe's
5.750%, 07/01/2053	68	70
4.250%, 04/01/2052	550	451
3.700%, 04/15/2046	2,116	1,624
Massachusetts Institute of Technology
5.600%, 07/01/2111	2,730	3,027
3.067%, 04/01/2052	2,540	1,881
2.294%, 07/01/2051	21	13
NIKE
3.625%, 05/01/2043	1,295	1,080
3.250%, 03/27/2040	3,350	2,733
Northwestern University
3.688%, 12/01/2038	2,070	1,852
Pomona College
2.888%, 01/01/2051	1,240	866
President & Fellows of Harvard College
3.745%, 11/15/2052	4,212	3,552
2.517%, 10/15/2050	1,395	929
Starbucks
3.350%, 03/12/2050	905	650
Trustees of Boston College
3.042%, 07/01/2057	1,230	829
Trustees of Boston University
4.061%, 10/01/2048	1,800	1,553
Trustees of Princeton University
5.700%, 03/01/2039	1,154	1,301
University of Chicago
2.761%, 04/01/2045	2,520	2,010
University of Southern California
3.841%, 10/01/2047	1,310	1,114
3.028%, 10/01/2039	2,300	1,919
2.805%, 10/01/2050	925	644

		121,083

Consumer Staples — 5.9%
Altria Group
10.200%, 02/06/2039	2,501	3,577
9.950%, 11/10/2038	850	1,202

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 05/02/2043	$100	$86
4.250%, 08/09/2042	575	483
3.875%, 09/16/2046	60	46
3.400%, 02/04/2041	433	328
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	48,168	46,245
4.700%, 02/01/2036	20,875	20,618
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,445	1,908
8.000%, 11/15/2039	2,786	3,642
5.550%, 01/23/2049	7,070	7,409
5.000%, 06/15/2034	1,765	1,810
4.600%, 04/15/2048	947	877
BAT Capital
4.758%, 09/06/2049	1,046	876
4.390%, 08/15/2037	1,125	1,003
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	650	708
Cargill
4.375%, 04/22/2052 (A)	2,490	2,200
Church & Dwight
5.000%, 06/15/2052	227	220
Coca-Cola
5.400%, 05/13/2064	3,215	3,328
5.300%, 05/13/2054	655	680
5.200%, 01/14/2055	7,930	8,080
2.500%, 03/15/2051	2,085	1,332
Constellation Brands
3.750%, 05/01/2050	430	333
CSL Finance PLC
5.106%, 04/03/2034 (A)	1,345	1,374
4.950%, 04/27/2062 (A)	310	286
4.750%, 04/27/2052 (A)	3,089	2,834
4.625%, 04/27/2042 (A)	320	296
Dollar Tree
3.375%, 12/01/2051	1,105	740
Estee Lauder
3.125%, 12/01/2049	2,560	1,810
Ford Foundation
2.815%, 06/01/2070	905	564
Hormel Foods
3.050%, 06/03/2051	1,305	915
JBS USA Holding Lux Sarl
7.250%, 11/15/2053 (A)	4,100	4,706
6.500%, 12/01/2052	3,765	3,966
4.375%, 02/02/2052	2,425	1,905
Kenvue
5.100%, 03/22/2043	600	605
5.050%, 03/22/2053	1,780	1,773
Kimberly-Clark
5.300%, 03/01/2041	1,315	1,353
3.900%, 05/04/2047	1,670	1,391

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	$1,160	$1,364
Kroger
5.650%, 09/15/2064	555	542
5.500%, 09/15/2054	480	471
Mars
3.950%, 04/01/2049 (A)	2,280	1,863
Nestle Capital
5.100%, 03/12/2054 (A)	1,845	1,870
Nestle Holdings
3.900%, 09/24/2038 (A)	1,640	1,495
PepsiCo
5.250%, 07/17/2054	3,520	3,651
4.650%, 02/15/2053	2,834	2,677
4.200%, 07/18/2052	925	810
3.450%, 10/06/2046	6,055	4,770
Philip Morris International
4.875%, 11/15/2043	3,640	3,424
4.500%, 03/20/2042	5,750	5,207
4.125%, 03/04/2043	586	498
3.875%, 08/21/2042	970	803
Reynolds American
8.125%, 05/01/2040	2,390	2,795
5.850%, 08/15/2045	470	460
Rockefeller Foundation
2.492%, 10/01/2050	2,975	1,949
Solventum
5.900%, 04/30/2054 (A)	390	395
Sutter Health
5.547%, 08/15/2053	1,478	1,577
Takeda Pharmaceutical
5.650%, 07/05/2054	500	511
Target
2.950%, 01/15/2052	5,705	3,909
Walmart
4.500%, 09/09/2052	1,935	1,824
4.500%, 04/15/2053	4,319	4,064
2.650%, 09/22/2051	4,940	3,299
2.500%, 09/22/2041	3,736	2,729

		184,466

Energy — 5.6%
BG Energy Capital PLC
5.125%, 10/15/2041 (A)	1,600	1,543
BP Capital Markets America
4.812%, 02/13/2033	5,385	5,386
3.379%, 02/08/2061	12,751	8,828
3.060%, 06/17/2041	2,295	1,749
3.001%, 03/17/2052	170	115
3.000%, 02/24/2050	772	528
2.939%, 06/04/2051	3,185	2,136
2.772%, 11/10/2050	4,452	2,891

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cenovus Energy
6.750%, 11/15/2039	$245	$274
Chevron USA
2.343%, 08/12/2050	1,685	1,033
ConocoPhillips
5.700%, 09/15/2063	995	1,039
5.550%, 03/15/2054	925	951
5.300%, 05/15/2053	375	373
4.300%, 11/15/2044	3,730	3,275
4.025%, 03/15/2062	14,384	11,373
3.800%, 03/15/2052	2,075	1,641
Devon Energy
7.875%, 09/30/2031	520	603
Diamondback Energy
5.750%, 04/18/2054	1,516	1,517
4.400%, 03/24/2051	500	414
4.250%, 03/15/2052	2,685	2,153
Enbridge
6.700%, 11/15/2053	925	1,050
Energy Transfer LP
6.050%, 06/01/2041	2,225	2,271
5.400%, 10/01/2047	1,322	1,236
5.300%, 04/15/2047	190	176
5.150%, 03/15/2045	3,300	3,020
Eni SpA
5.950%, 05/15/2054 (A)	220	226
5.700%, 10/01/2040 (A)	2,285	2,251
Enterprise Products Operating LLC
7.550%, 04/15/2038	2,000	2,451
6.125%, 10/15/2039	1,335	1,455
5.950%, 02/01/2041	166	177
5.550%, 02/16/2055	9,487	9,653
4.900%, 05/15/2046	6,855	6,416
4.850%, 08/15/2042	4,205	3,952
4.850%, 03/15/2044	1,425	1,333
EOG Resources
4.950%, 04/15/2050	1,600	1,517
Equinor
5.100%, 08/17/2040	2,335	2,336
4.800%, 11/08/2043	899	867
3.700%, 04/06/2050	3,785	3,003
3.625%, 04/06/2040	2,620	2,206
3.250%, 11/18/2049	1,889	1,385
Exxon Mobil
4.327%, 03/19/2050	4,973	4,410
4.227%, 03/19/2040	3,535	3,247
4.114%, 03/01/2046	1,010	880
3.452%, 04/15/2051	14,677	11,160
3.095%, 08/16/2049	790	568
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/2042 (A)	1,100	1,129
Hess
6.000%, 01/15/2040	3,100	3,291

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.600%, 02/15/2041	$2,555	$2,613
Marathon Petroleum
5.000%, 09/15/2054	300	263
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,261
Occidental Petroleum
4.300%, 08/15/2039	462	392
Saudi Arabian Oil MTN
5.750%, 07/17/2054 (A)	1,955	1,961
Shell International Finance BV
6.375%, 12/15/2038	4,521	5,162
4.550%, 08/12/2043	1,840	1,722
4.375%, 05/11/2045	10,530	9,389
4.000%, 05/10/2046	1,580	1,325
3.750%, 09/12/2046	6,994	5,630
3.625%, 08/21/2042	1,150	943
3.250%, 04/06/2050	165	120
3.000%, 11/26/2051	3,147	2,155
Suncor Energy
5.950%, 12/01/2034	1,453	1,538
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,377
TotalEnergies Capital
5.638%, 04/05/2064	3,880	4,029
5.488%, 04/05/2054	1,270	1,310
TotalEnergies Capital International
3.386%, 06/29/2060	480	338
3.127%, 05/29/2050	13,670	9,721
2.986%, 06/29/2041	1,380	1,046
TransCanada PipeLines
5.600%, 03/31/2034	835	869
Williams
5.400%, 03/04/2044	1,000	973

		174,625

Financials — 20.0%
AIA Group MTN
4.875%, 03/11/2044 (A)	3,372	3,236
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(B)	445	460
Alleghany
4.900%, 09/15/2044	1,385	1,336
Allstate
4.500%, 06/15/2043	528	474
American Express
5.284%, SOFRRATE + 1.420%, 07/26/2035 (B)	1,620	1,655
American International Group
4.800%, 07/10/2045	205	191
Aon Corp / Aon Global Holdings PLC
3.900%, 02/28/2052	1,035	807

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apollo Global Management
5.800%, 05/21/2054	$2,380	$2,449
Arthur J Gallagher
5.750%, 03/02/2053	380	385
Athene Holding
6.650%, 02/01/2033	285	310
Bank of America
7.750%, 05/14/2038	2,140	2,656
6.000%, 10/15/2036	3,780	4,107
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	3,095	3,289
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	11,180	11,572
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	2,855	2,793
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	20,144	15,885
2.651%, SOFRRATE + 1.220%, 03/11/2032 (B)	5,145	4,514
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	1,250	1,081
Bank of America MTN
5.875%, 02/07/2042	1,935	2,113
5.425%, SOFRRATE + 1.913%, 08/15/2035 (B)	3,735	3,743
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	6,145	5,172
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	5,755	5,142
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	5,555	4,897
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	30,773	22,490
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,180	1,133
4.300%, 05/15/2043	1,525	1,408
4.200%, 08/15/2048	1,575	1,413
3.850%, 03/15/2052	6,200	5,103
2.850%, 10/15/2050	5,086	3,493
BlackRock Funding
5.350%, 01/08/2055	4,070	4,176
5.250%, 03/14/2054	3,270	3,316
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,802	1,939
Brookfield Finance
5.968%, 03/04/2054	7,965	8,388
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	1,055	1,135
Capital One Financial
5.884%, SOFRRATE + 1.990%, 07/26/2035 (B)	720	739
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	2,262	2,238

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chubb INA Holdings LLC
6.700%, 05/15/2036	$4,870	$5,652
4.350%, 11/03/2045	2,915	2,617
3.050%, 12/15/2061	3,090	2,054
Cincinnati Financial
6.125%, 11/01/2034	1,853	1,980
Citibank
5.570%, 04/30/2034	2,790	2,931
Citigroup
8.125%, 07/15/2039	4,620	6,012
6.125%, 08/25/2036	455	484
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	2,015	2,071
5.449%, SOFRRATE + 1.447%, 06/11/2035 (B)	2,705	2,780
5.316%, SOFRRATE + 4.548%, 03/26/2041 (B)	4,915	4,901
4.650%, 07/30/2045	1,539	1,409
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	6,550	5,633
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,630	3,167
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	3,665	2,666
Citigroup Capital III
7.625%, 12/01/2036	890	947
CME Group
4.150%, 06/15/2048	1,634	1,438
Corestates Capital III
5.950%, TSFR3M + 0.832%, 02/15/2027 (A)(B)	375	367
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	787
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	2,890	2,703
Global Payments
5.950%, 08/15/2052	705	717
Goldman Sachs Capital I
6.345%, 02/15/2034	5,030	5,461
Goldman Sachs Group
6.450%, 05/01/2036	1,115	1,231
6.250%, 02/01/2041	4,014	4,480
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	14,505	13,401
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	7,165	6,347
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	1,450	1,148
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	2,700	2,088
3.102%, SOFRRATE + 1.410%, 02/24/2033 (B)	1,480	1,309

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	$4,300	$3,171
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	1,630	1,370
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,973	4,725
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	1,155	1,064
HSBC Bank USA
7.000%, 01/15/2039	7,597	8,882
HSBC Holdings PLC
6.800%, 06/01/2038	3,219	3,540
6.500%, 09/15/2037	4,820	5,215
6.332%, SOFRRATE + 2.650%, 03/09/2044 (B)	3,035	3,321
Intercontinental Exchange
4.950%, 06/15/2052	2,918	2,853
3.000%, 06/15/2050	1,175	828
JAB Holdings BV
4.500%, 04/08/2052 (A)	1,270	982
Jackson Financial
4.000%, 11/23/2051	495	361
JPMorgan Chase
8.750%, 09/01/2030	605	731
6.400%, 05/15/2038	5,484	6,347
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	2,330	2,554
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	2,105	2,236
5.600%, 07/15/2041	2,670	2,852
5.500%, 10/15/2040	2,695	2,841
5.400%, 01/06/2042	2,814	2,941
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	7,675	7,904
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	3,015	3,094
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	1,310	1,112
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	9,035	7,568
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	6,195	5,157
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	19,125	17,062
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	9,968	7,429
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	2,220	1,733
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	190	137
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	420	328
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	3,260	2,819

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	$4,265	$3,065
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,478	1,462
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,347	3,143
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	443	322
KKR Group Finance X LLC
3.250%, 12/15/2051 (A)	830	569
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,214	3,283
Marsh & McLennan
6.250%, 11/01/2052	3,030	3,464
5.700%, 09/15/2053	1,890	2,009
5.450%, 03/15/2053	530	542
5.450%, 03/15/2054	195	200
4.900%, 03/15/2049	3,467	3,283
4.350%, 01/30/2047	1,300	1,134
4.200%, 03/01/2048	3,890	3,331
2.900%, 12/15/2051	1,175	778
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,353
3.729%, 10/15/2070 (A)	3,205	2,259
Mastercard
3.950%, 02/26/2048	1,230	1,051
3.850%, 03/26/2050	7,426	6,165
MetLife
5.875%, 02/06/2041	1,675	1,788
5.700%, 06/15/2035	4,239	4,542
5.250%, 01/15/2054	2,445	2,453
5.000%, 07/15/2052	5,010	4,825
4.875%, 11/13/2043	3,080	2,931
4.721%, 12/15/2044	3,450	3,171
4.125%, 08/13/2042	2,370	2,057
Moody's
4.875%, 12/17/2048	2,216	2,080
3.250%, 05/20/2050	420	300
2.750%, 08/19/2041	250	181
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	520	539
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	2,160	2,226
5.320%, SOFRRATE + 1.555%, 07/19/2035 (B)	1,640	1,675
5.297%, SOFRRATE + 2.620%, 04/20/2037 (B)	190	188
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,743	3,512
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	5,550	4,352

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	$900	$952
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	885	900
4.375%, 01/22/2047	125	112
4.300%, 01/27/2045	7,550	6,772
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	8,585	7,651
2.943%, SOFRRATE + 1.290%, 01/21/2033 (B)	5,750	5,057
2.802%, SOFRRATE + 1.430%, 01/25/2052 (B)	780	523
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	545	467
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	1,965	1,663
Nasdaq
5.950%, 08/15/2053	885	948
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,820	2,422
4.350%, 04/30/2050 (A)	1,795	1,422
New York Life Insurance
6.750%, 11/15/2039 (A)	3,040	3,521
5.875%, 05/15/2033 (A)	4,024	4,281
3.750%, 05/15/2050 (A)	1,960	1,522
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	450	357
3.625%, 09/30/2059 (A)	5,902	4,273
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	1,350	1,094
Pacific LifeCorp
3.350%, 09/15/2050 (A)	312	222
PayPal Holdings
5.500%, 06/01/2054	1,165	1,191
3.250%, 06/01/2050	2,000	1,442
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	525	591
6.037%, SOFRINDX + 2.140%, 10/28/2033 (B)	1,535	1,633
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	100	104
5.401%, SOFRRATE + 1.599%, 07/23/2035 (B)	3,310	3,390
Progressive
3.700%, 03/15/2052	4,525	3,553
Prologis Targeted US Logistics Fund LP
5.250%, 01/15/2035 (A)	1,650	1,665
Prudential Financial MTN
5.700%, 12/14/2036	4,878	5,206
Raymond James Financial
4.950%, 07/15/2046	1,164	1,098

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 04/01/2051	$2,669	$2,056
S&P Global
3.900%, 03/01/2062	550	437
3.700%, 03/01/2052	2,235	1,784
3.250%, 12/01/2049	2,331	1,729
Securian Financial Group
4.800%, 04/15/2048 (A)	2,921	2,599
Societe Generale MTN
7.367%, 01/10/2053 (A)	1,760	1,829
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	4,475	4,189
4.270%, 05/15/2047 (A)	2,793	2,367
3.300%, 05/15/2050 (A)	4,555	3,241
Travelers
5.450%, 05/25/2053	5,250	5,490
5.350%, 11/01/2040	1,565	1,603
4.600%, 08/01/2043	3,835	3,590
4.100%, 03/04/2049	3,853	3,293
4.050%, 03/07/2048	1,300	1,108
Travelers MTN
6.250%, 06/15/2037	1,205	1,356
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	1,700	1,776
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	6,490	6,722
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	1,985	1,974
4.916%, SOFRRATE + 2.240%, 07/28/2033 (B)	3,105	3,003
UBS
4.500%, 06/26/2048	2,245	2,064
UBS Group
5.699%, H15T1Y + 1.770%, 02/08/2035 (A)(B)	2,590	2,686
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	1,485	1,560
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	2,895	3,012
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	2,885	2,836
Visa
4.300%, 12/14/2045	8,035	7,285
2.700%, 04/15/2040	700	536
2.000%, 08/15/2050	5,410	3,233
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	1,610
Wells Fargo
7.950%, 11/15/2029	695	796
6.600%, 01/15/2038	9,765	11,101
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	1,770	1,949

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.950%, 08/26/2036	$5,460	$5,862
5.950%, 12/15/2036	1,002	1,038
5.850%, 02/01/2037	8,552	9,061
5.606%, 01/15/2044	436	442
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	6,160	6,357
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	2,210	2,265
3.900%, 05/01/2045	3,324	2,767
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	3,030	2,316
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	1,425	1,471
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	13,557	12,990
4.900%, 11/17/2045	1,645	1,507
4.750%, 12/07/2046	4,760	4,257
4.650%, 11/04/2044	2,450	2,185
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	4,680	4,239
4.400%, 06/14/2046	5,865	4,988
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	3,045	2,740
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	695	489
XL Group
5.250%, 12/15/2043	2,405	2,342

		628,571

Health Care — 13.8%
Abbott Laboratories
5.300%, 05/27/2040	1,520	1,605
4.900%, 11/30/2046	7,238	7,165
4.750%, 11/30/2036	500	506
AbbVie
5.500%, 03/15/2064	3,705	3,847
5.400%, 03/15/2054	11,129	11,533
5.350%, 03/15/2044	780	804
5.050%, 03/15/2034	860	886
4.850%, 06/15/2044	225	217
4.750%, 03/15/2045	6,770	6,428
4.700%, 05/14/2045	4,034	3,792
4.400%, 11/06/2042	635	583
4.250%, 11/21/2049	20,261	17,666
4.050%, 11/21/2039	2,250	2,038
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,537
Aetna
4.125%, 11/15/2042	780	637
Alcon Finance
3.800%, 09/23/2049 (A)	1,070	846
Allina Health System
4.805%, 11/15/2045	1,666	1,569

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.887%, 04/15/2049	$1,454	$1,198
Amgen
5.750%, 03/02/2063	1,055	1,082
5.600%, 03/02/2043	855	874
4.875%, 03/01/2053	480	441
4.400%, 05/01/2045	165	144
Ascension Health
4.847%, 11/15/2053	520	510
3.945%, 11/15/2046	1,291	1,104
3.106%, 11/15/2039	3,150	2,563
AstraZeneca PLC
6.450%, 09/15/2037	4,349	5,012
4.375%, 11/16/2045	3,734	3,403
3.000%, 05/28/2051	1,873	1,319
Banner Health
2.907%, 01/01/2042	1,781	1,339
Baptist Health South Florida
4.342%, 11/15/2041	610	546
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	2,130	1,650
4.625%, 06/25/2038 (A)	645	572
4.400%, 07/15/2044 (A)	1,585	1,268
3.950%, 04/15/2045 (A)	2,680	1,981
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,700	1,526
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	786
Bristol-Myers Squibb
6.400%, 11/15/2063	2,955	3,384
5.650%, 02/22/2064	705	727
5.550%, 02/22/2054	6,805	7,025
4.550%, 02/20/2048	1,614	1,451
4.250%, 10/26/2049	12,889	11,012
3.900%, 03/15/2062	1,910	1,457
3.700%, 03/15/2052	7,449	5,712
3.550%, 03/15/2042	5,395	4,402
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	374
Children's Health Care
3.448%, 08/15/2049	815	611
Children's Hospital Medical Center
2.820%, 11/15/2050	1,180	802
Cigna Group
4.800%, 08/15/2038	1,300	1,247
3.875%, 10/15/2047	1,200	939
City of Hope
5.623%, 11/15/2043	920	924
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	1,142
CommonSpirit Health
4.187%, 10/01/2049	805	674
CVS Health
6.050%, 06/01/2054	1,110	1,119

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 06/01/2053	$425	$419
5.050%, 03/25/2048	5,989	5,309
4.780%, 03/25/2038	2,585	2,375
Danaher
2.800%, 12/10/2051	1,315	876
Elevance Health
6.100%, 10/15/2052	350	381
5.650%, 06/15/2054	2,206	2,265
Eli Lilly
5.200%, 08/14/2064	3,201	3,242
5.100%, 02/09/2064	8,107	8,088
5.050%, 08/14/2054	3,920	3,935
5.000%, 02/09/2054	4,100	4,083
4.950%, 02/27/2063	4,639	4,527
4.875%, 02/27/2053	3,600	3,526
3.950%, 03/15/2049	2,925	2,490
GE HealthCare Technologies
6.377%, 11/22/2052	430	490
Gilead Sciences
4.800%, 04/01/2044	750	704
4.500%, 02/01/2045	2,155	1,934
GlaxoSmithKline Capital
6.375%, 05/15/2038	5,519	6,321
HCA
5.250%, 06/15/2049	610	566
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	3,818	3,932
3.200%, 06/01/2050 (A)	3,435	2,328
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,141
Humana
8.150%, 06/15/2038	1,510	1,860
5.750%, 04/15/2054	95	95
4.625%, 12/01/2042	505	444
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,850	1,596
Johnson & Johnson
4.850%, 05/15/2041	6,672	6,771
3.750%, 03/03/2047	400	337
3.700%, 03/01/2046	235	199
3.625%, 03/03/2037	790	720
3.400%, 01/15/2038	3,600	3,167
2.100%, 09/01/2040	1,335	941
Kaiser Foundation Hospitals
4.150%, 05/01/2047	960	841
3.266%, 11/01/2049	2,275	1,715
2.810%, 06/01/2041	6,775	5,125
Mass General Brigham
3.765%, 07/01/2048	1,000	825
3.342%, 07/01/2060	1,015	729
3.192%, 07/01/2049	2,467	1,819
Medtronic
4.375%, 03/15/2035	2,330	2,282

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Memorial Health Services
3.447%, 11/01/2049	$2,805	$2,182
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	234
4.125%, 07/01/2052	2,400	2,128
2.955%, 01/01/2050	780	556
Merck
5.000%, 05/17/2053	4,110	4,046
4.900%, 05/17/2044	2,605	2,551
4.150%, 05/18/2043	2,700	2,404
4.000%, 03/07/2049	550	464
3.900%, 03/07/2039	1,410	1,268
3.700%, 02/10/2045	8,930	7,320
2.900%, 12/10/2061	2,286	1,429
2.750%, 12/10/2051	1,325	871
2.350%, 06/24/2040	420	300
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,311
MyMichigan Health
3.409%, 06/01/2050	2,220	1,646
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,534
Northwell Healthcare
4.260%, 11/01/2047	685	581
Novant Health
3.168%, 11/01/2051	2,615	1,861
Novartis Capital
4.400%, 05/06/2044	800	747
4.000%, 11/20/2045	3,050	2,668
NYU Langone Hospitals
5.750%, 07/01/2043	1,690	1,819
4.368%, 07/01/2047	1,645	1,504
3.380%, 07/01/2055	1,510	1,110
Orlando Health Obligated Group
3.327%, 10/01/2050	800	608
PeaceHealth Obligated Group
3.218%, 11/15/2050	3,470	2,407
Pfizer
4.400%, 05/15/2044	1,025	953
4.300%, 06/15/2043	3,860	3,484
4.200%, 09/15/2048	4,600	3,983
4.100%, 09/15/2038	1,900	1,745
4.000%, 12/15/2036	200	187
3.900%, 03/15/2039	2,100	1,873
2.550%, 05/28/2040	575	418
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	9,303	9,232
5.300%, 05/19/2053	11,725	11,783
5.110%, 05/19/2043	7,605	7,519
Pharmacia LLC
6.600%, 12/01/2028	1,045	1,136

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	$1,520	$1,200
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	628
Revvity
3.625%, 03/15/2051	325	237
Roche Holdings
5.218%, 03/08/2054 (A)	1,725	1,789
2.607%, 12/13/2051 (A)	700	454
Sentara Health
2.927%, 11/01/2051	805	554
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,556
Sharp HealthCare
2.680%, 08/01/2050	1,500	995
Solventum
6.000%, 05/15/2064 (A)	360	361
Stanford Health Care
3.795%, 11/15/2048	5,302	4,473
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	325	244
Trinity Health
4.125%, 12/01/2045	1,277	1,132
UnitedHealth Group
6.625%, 11/15/2037	1,080	1,254
6.500%, 06/15/2037	1,255	1,434
6.050%, 02/15/2063	1,625	1,784
5.950%, 02/15/2041	1,280	1,385
5.875%, 02/15/2053	3,641	3,936
5.800%, 03/15/2036	620	671
5.750%, 07/15/2064	6,388	6,706
5.700%, 10/15/2040	445	468
5.625%, 07/15/2054	9,240	9,651
5.500%, 07/15/2044	3,060	3,152
5.500%, 04/15/2064	2,160	2,203
5.375%, 04/15/2054	3,890	3,933
4.750%, 07/15/2045	5,005	4,719
4.750%, 05/15/2052	7,780	7,220
4.450%, 12/15/2048	13,024	11,624
4.375%, 03/15/2042	30	27
4.250%, 04/15/2047	2,730	2,373
4.250%, 06/15/2048	7,070	6,100
4.200%, 01/15/2047	1,477	1,272
3.950%, 10/15/2042	6,950	5,969
3.750%, 10/15/2047	805	643
3.700%, 08/15/2049	1,726	1,360
3.500%, 08/15/2039	4,340	3,644
3.250%, 05/15/2051	5,360	3,864
3.050%, 05/15/2041	8,681	6,674
2.900%, 05/15/2050	1,700	1,157

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	$900	$614
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,710	1,537
Wyeth LLC
5.950%, 04/01/2037	15,899	17,377

		432,613

Industrials — 6.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	560	460
3.300%, 01/30/2032	975	866
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	270	266
Airbus
3.950%, 04/10/2047 (A)	1,650	1,406
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	646	607
BAE Systems PLC
3.000%, 09/15/2050 (A)	4,771	3,241
Boeing
7.008%, 05/01/2064 (A)	2,465	2,655
6.858%, 05/01/2054 (A)	1,035	1,115
5.930%, 05/01/2060	865	817
5.805%, 05/01/2050	5,480	5,172
5.705%, 05/01/2040	1,960	1,905
3.750%, 02/01/2050	895	618
Burlington Northern Santa Fe LLC
5.500%, 03/15/2055	3,397	3,555
5.200%, 04/15/2054	1,730	1,739
5.150%, 09/01/2043	1,315	1,323
4.900%, 04/01/2044	9,236	8,905
4.550%, 09/01/2044	3,835	3,518
4.450%, 03/15/2043	560	511
4.450%, 01/15/2053	2,169	1,944
4.400%, 03/15/2042	2,825	2,575
4.375%, 09/01/2042	295	268
4.150%, 04/01/2045	9,290	8,041
4.050%, 06/15/2048	1,935	1,640
3.300%, 09/15/2051	4,705	3,445
3.050%, 02/15/2051	2,160	1,504
2.875%, 06/15/2052	4,305	2,883
Canadian National Railway
6.200%, 06/01/2036	5,110	5,699
4.500%, 11/07/2043	1,720	1,565
4.400%, 08/05/2052	2,796	2,519
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,491

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar
4.750%, 05/15/2064	$500	$466
CSX
4.500%, 11/15/2052	1,970	1,774
Cummins
5.450%, 02/20/2054	2,781	2,855
2.600%, 09/01/2050	2,660	1,689
Deere
3.900%, 06/09/2042	800	699
2.875%, 09/07/2049	3,095	2,175
Emerson Electric
2.800%, 12/21/2051	4,551	3,020
General Dynamics
4.250%, 04/01/2040	2,540	2,319
4.250%, 04/01/2050	2,959	2,598
Georgia-Pacific LLC
8.875%, 05/15/2031	475	589
7.250%, 06/01/2028	330	361
Honeywell International
5.350%, 03/01/2064	2,040	2,086
5.250%, 03/01/2054	15,213	15,440
John Deere Capital MTN
5.050%, 06/12/2034	2,065	2,125
Lockheed Martin
5.900%, 11/15/2063	1,875	2,098
5.700%, 11/15/2054	1,060	1,152
5.200%, 02/15/2064	3,680	3,706
4.700%, 05/15/2046	550	523
4.300%, 06/15/2062	2,676	2,295
4.090%, 09/15/2052	7,457	6,345
4.070%, 12/15/2042	7,121	6,302
2.800%, 06/15/2050	1,125	754
Nature Conservancy
3.957%, 03/01/2052	1,035	900
Norfolk Southern
5.100%, 08/01/2118	430	387
4.837%, 10/01/2041	4,500	4,284
3.700%, 03/15/2053	500	381
PACCAR Financial MTN
5.000%, 03/22/2034	2,497	2,572
RTX
6.125%, 07/15/2038	295	322
4.625%, 11/16/2048	1,315	1,184
4.500%, 06/01/2042	4,787	4,333
3.750%, 11/01/2046	2,039	1,618
2.820%, 09/01/2051	150	97
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	3,245	2,480
Smurfit Kappa Treasury ULC
5.777%, 04/03/2054 (A)	1,105	1,160
Snap-on
4.100%, 03/01/2048	4,686	3,995

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TTX
4.600%, 02/01/2049 (A)	$2,842	$2,641
Union Pacific
4.950%, 05/15/2053	195	190
3.875%, 02/01/2055	2,140	1,706
3.839%, 03/20/2060	17,709	13,711
3.500%, 02/14/2053	7,750	5,866
3.375%, 02/14/2042	805	643
2.973%, 09/16/2062	2,815	1,763
2.950%, 03/10/2052	14,197	9,718
Union Pacific MTN
3.550%, 08/15/2039	905	775
United Airlines Pass Through Trust, Ser 2024-1
5.450%, 02/15/2037	1,430	1,472
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	1,075	1,111
United Parcel Service
7.620%, 04/01/2030 (C)	710	822
6.200%, 01/15/2038	3,532	3,962
5.500%, 05/22/2054	2,365	2,461
5.200%, 04/01/2040	725	733
5.050%, 03/03/2053	6,529	6,390
3.625%, 10/01/2042	1,230	1,007
WW Grainger
4.600%, 06/15/2045	1,328	1,244

		213,552

Information Technology — 6.4%
Analog Devices
2.950%, 10/01/2051	6,467	4,481
2.800%, 10/01/2041	3,790	2,793
Apple
4.650%, 02/23/2046	8,195	8,026
4.375%, 05/13/2045	10,518	9,897
3.850%, 05/04/2043	3,490	3,082
3.850%, 08/04/2046	13,420	11,574
3.750%, 09/12/2047	6,905	5,828
3.750%, 11/13/2047	170	143
3.450%, 02/09/2045	9,950	8,198
2.850%, 08/05/2061	6,070	4,020
2.800%, 02/08/2061	1,390	912
2.700%, 08/05/2051	2,550	1,727
2.650%, 05/11/2050	1,440	975
2.650%, 02/08/2051	13,890	9,458
2.375%, 02/08/2041	1,440	1,050
Applied Materials
4.350%, 04/01/2047	1,481	1,346
Broadcom
4.926%, 05/15/2037 (A)	2,080	2,032
Cisco Systems
5.900%, 02/15/2039	3,985	4,409

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 01/15/2040	$2,094	$2,222
5.350%, 02/26/2064	5,390	5,568
5.300%, 02/26/2054	9,827	10,145
Foundry JV Holdco LLC
6.400%, 01/25/2038 (A)	1,488	1,540
IBM International Capital Pte
5.300%, 02/05/2054	3,310	3,259
5.250%, 02/05/2044	5,795	5,768
Intel
5.700%, 02/10/2053	2,990	2,860
4.900%, 08/05/2052	1,155	984
3.734%, 12/08/2047	3,575	2,551
International Business Machines
4.900%, 07/27/2052	435	407
4.250%, 05/15/2049	3,725	3,169
4.150%, 05/15/2039	775	696
4.000%, 06/20/2042	1,740	1,490
Intuit
5.500%, 09/15/2053	4,920	5,177
KLA
4.950%, 07/15/2052	7,437	7,218
Lam Research
2.875%, 06/15/2050	3,198	2,186
Microsoft
3.450%, 08/08/2036	4,370	3,997
3.041%, 03/17/2062	14,473	10,140
2.921%, 03/17/2052	13,089	9,473
2.675%, 06/01/2060	1,805	1,171
2.525%, 06/01/2050	17,617	11,734
2.500%, 09/15/2050	3,370	2,215
NVIDIA
3.500%, 04/01/2040	2,760	2,390
Oracle
4.125%, 05/15/2045	750	612
4.000%, 07/15/2046	3,005	2,391
3.600%, 04/01/2040	4,128	3,325
QUALCOMM
4.300%, 05/20/2047	3,135	2,792
Salesforce
3.050%, 07/15/2061	1,265	820
2.900%, 07/15/2051	3,785	2,568
2.700%, 07/15/2041	2,065	1,516
Sprint Capital
8.750%, 03/15/2032	559	690
Texas Instruments
5.150%, 02/08/2054	2,465	2,493
5.050%, 05/18/2063	6,885	6,770
5.000%, 03/14/2053	1,640	1,622

		201,910

Materials — 1.1%
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	1,260	1,285

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 04/05/2034 (A)	$265	$272
4.750%, 03/16/2052 (A)	3,580	3,078
3.950%, 09/10/2050 (A)	525	400
Barrick North America Finance LLC
5.750%, 05/01/2043	2,650	2,733
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	1,245	1,316
BHP Billiton Finance USA
5.500%, 09/08/2053	1,100	1,145
5.250%, 09/08/2033	3,150	3,251
5.000%, 09/30/2043	4,200	4,113
Ecolab
2.750%, 08/18/2055	2,757	1,778
2.700%, 12/15/2051	3,160	2,066
Freeport-McMoRan
5.450%, 03/15/2043	300	294
International Flavors & Fragrances
5.000%, 09/26/2048	1,720	1,545
3.468%, 12/01/2050 (A)	6,875	4,764
3.268%, 11/15/2040 (A)	1,090	814
LYB International Finance III LLC
4.200%, 05/01/2050	535	426
Newmont
5.350%, 03/15/2034 (A)	620	641
Packaging Corp of America
3.050%, 10/01/2051	440	302
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	2,523
2.750%, 11/02/2051	4,135	2,699
Rio Tinto Finance USA PLC
5.125%, 03/09/2053	200	199

		35,644

Real Estate — 1.7%
Alexandria Real Estate Equities
4.850%, 04/15/2049	210	186
3.550%, 03/15/2052	730	517
2.950%, 03/15/2034	225	190
American Homes 4 Rent LP
4.300%, 04/15/2052	1,445	1,165
3.375%, 07/15/2051	300	206
American Tower
3.700%, 10/15/2049	1,000	758
AvalonBay Communities
5.350%, 06/01/2034	1,450	1,501
Crown Castle
4.150%, 07/01/2050	500	409
ERP Operating
4.500%, 07/01/2044	1,000	900
ERP Operating LP
4.500%, 06/01/2045	900	793
Essex Portfolio LP
2.650%, 09/01/2050	1,500	917

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	$1,150	$1,254
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	1,000	1,019
4.150%, 04/15/2032	80	75
2.700%, 01/15/2034	460	377
Kilroy Realty LP
2.650%, 11/15/2033	455	348
Kimco Realty OP LLC
3.700%, 10/01/2049	1,470	1,122
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,745
NNN REIT
3.000%, 04/15/2052	990	638
Prologis LP
5.250%, 06/15/2053	4,542	4,498
5.250%, 03/15/2054	4,860	4,820
2.125%, 10/15/2050	4,175	2,323
Realty Income
5.375%, 09/01/2054	2,825	2,786
Regency Centers LP
5.250%, 01/15/2034	1,845	1,878
5.100%, 01/15/2035	1,375	1,379
4.650%, 03/15/2049	1,311	1,148
4.400%, 02/01/2047	990	846
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	2,140	2,083
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	1,250	1,236
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,682
6.650%, 01/15/2054	850	987
5.850%, 03/08/2053	4,759	4,972
4.250%, 11/30/2046	2,365	2,000
3.800%, 07/15/2050	1,400	1,087
3.250%, 09/13/2049	2,330	1,653
UDR
5.125%, 09/01/2034	1,010	1,006
VICI Properties LP
5.625%, 05/15/2052	1,570	1,488
Weyerhaeuser
4.000%, 03/09/2052	1,020	798

		53,790

Utilities — 16.2%
AEP Transmission LLC
5.400%, 03/15/2053	695	699
4.000%, 12/01/2046	4,373	3,631
3.800%, 06/15/2049	1,870	1,461
3.650%, 04/01/2050	2,590	1,977
3.150%, 09/15/2049	1,760	1,229
2.750%, 08/15/2051	405	257

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alabama Power
5.200%, 06/01/2041	$155	$151
4.300%, 07/15/2048	1,420	1,219
3.850%, 12/01/2042	7,684	6,434
Ameren Illinois
5.900%, 12/01/2052	1,032	1,115
3.700%, 12/01/2047	4,485	3,546
3.250%, 03/15/2050	55	39
2.900%, 06/15/2051	3,724	2,453
American Transmission Systems
5.000%, 09/01/2044 (A)	600	568
American Water Capital
3.750%, 09/01/2047	1,000	792
Appalachian Power
6.700%, 08/15/2037	50	56
5.800%, 10/01/2035	125	131
4.500%, 03/01/2049	700	588
Arizona Public Service
5.050%, 09/01/2041	50	47
4.500%, 04/01/2042	312	274
4.250%, 03/01/2049	450	372
4.200%, 08/15/2048	1,200	983
3.350%, 05/15/2050	550	387
Atmos Energy
4.125%, 10/15/2044	2,805	2,420
Avista
4.000%, 04/01/2052	550	435
Baltimore Gas and Electric
5.400%, 06/01/2053	1,926	1,946
4.550%, 06/01/2052	594	523
3.500%, 08/15/2046	4,995	3,818
2.900%, 06/15/2050	1,085	716
Berkshire Hathaway Energy
4.600%, 05/01/2053	1,320	1,153
4.450%, 01/15/2049	3,655	3,146
4.250%, 10/15/2050	4,965	4,125
3.800%, 07/15/2048	11,790	9,142
Black Hills
4.200%, 09/15/2046	1,135	940
Boston Gas
6.119%, 07/20/2053 (A)	875	898
4.487%, 02/15/2042 (A)	250	212
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	965	986
4.500%, 04/01/2044	500	446
4.250%, 02/01/2049	1,760	1,493
3.950%, 03/01/2048	500	403
3.600%, 03/01/2052	870	653
2.900%, 07/01/2050	935	614
Commonwealth Edison
5.300%, 02/01/2053	1,940	1,918
4.700%, 01/15/2044	5,213	4,818
4.600%, 08/15/2043	1,620	1,487

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/01/2048	$3,275	$2,686
4.000%, 03/01/2049	1,180	960
3.850%, 03/15/2052	1,170	921
3.750%, 08/15/2047	2,690	2,126
3.700%, 03/01/2045	5,055	4,038
3.125%, 03/15/2051	3,755	2,599
Connecticut Light and Power
5.250%, 01/15/2053	595	598
4.150%, 06/01/2045	2,945	2,519
4.000%, 04/01/2048	2,717	2,263
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,205
6.200%, 06/15/2036	65	71
6.150%, 11/15/2052	2,585	2,883
5.900%, 11/15/2053	3,800	4,082
5.700%, 06/15/2040	40	42
5.700%, 05/15/2054	1,023	1,073
4.500%, 05/15/2058	930	800
3.950%, 03/01/2043	6,246	5,210
3.950%, 04/01/2050	2,275	1,878
3.875%, 06/15/2047	5,872	4,691
3.850%, 06/15/2046	3,427	2,740
3.700%, 11/15/2059	850	619
3.000%, 12/01/2060	1,700	1,058
Consumers Energy
4.350%, 04/15/2049	4,803	4,252
4.200%, 09/01/2052	790	672
3.500%, 08/01/2051	1,265	989
2.500%, 05/01/2060	433	262
Dominion Energy
5.250%, 08/01/2033	20	20
4.600%, 03/15/2049	529	456
Dominion Energy South Carolina
5.100%, 06/01/2065	645	609
DTE Electric
5.400%, 04/01/2053	2,145	2,184
3.950%, 06/15/2042	80	66
3.700%, 03/15/2045	3,700	2,950
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	121
6.050%, 04/15/2038	1,465	1,609
6.000%, 01/15/2038	2,166	2,358
5.400%, 01/15/2054	2,590	2,621
5.350%, 01/15/2053	1,982	1,983
5.300%, 02/15/2040	6,490	6,610
4.250%, 12/15/2041	6,605	5,826
4.000%, 09/30/2042	13,015	11,096
3.875%, 03/15/2046	915	739
Duke Energy Florida LLC
6.400%, 06/15/2038	2,395	2,687
6.200%, 11/15/2053	942	1,053
5.950%, 11/15/2052	2,806	3,009
4.200%, 07/15/2048	2,000	1,680

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 10/01/2046	$2,025	$1,500
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	4,789
6.350%, 08/15/2038	1,545	1,735
4.900%, 07/15/2043	890	843
3.750%, 05/15/2046	750	594
3.250%, 10/01/2049	4,695	3,342
2.750%, 04/01/2050	1,885	1,206
Duke Energy Ohio
4.300%, 02/01/2049	685	577
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	2,553
4.200%, 08/15/2045	3,465	2,952
4.150%, 12/01/2044	975	826
4.100%, 03/15/2043	860	733
3.600%, 09/15/2047	1,850	1,409
East Ohio Gas
3.000%, 06/15/2050 (A)	1,385	892
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	1,000	991
Entergy Arkansas LLC
5.750%, 06/01/2054	265	276
4.200%, 04/01/2049	1,635	1,360
3.350%, 06/15/2052	2,730	1,926
Entergy Louisiana LLC
5.700%, 03/15/2054	2,850	2,942
4.200%, 09/01/2048	1,030	849
4.200%, 04/01/2050	1,445	1,190
3.100%, 06/15/2041	3,340	2,490
2.900%, 03/15/2051	5,190	3,328
Entergy Texas
3.550%, 09/30/2049	1,405	1,031
Essential Utilities
4.276%, 05/01/2049	485	400
Evergy Kansas Central
5.700%, 03/15/2053	500	513
3.450%, 04/15/2050	2,960	2,154
Evergy Metro
5.300%, 10/01/2041	150	150
4.200%, 06/15/2047	500	419
4.200%, 03/15/2048	1,000	838
Exelon
4.950%, 06/15/2035	1,395	1,371
FirstEnergy Pennsylvania Electric
6.150%, 10/01/2038	100	107
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	350	303
Florida Power & Light
5.690%, 03/01/2040	7,803	8,242
5.650%, 02/01/2037	1,000	1,070
5.600%, 06/15/2054	500	531
5.300%, 06/15/2034	1,005	1,047

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 05/15/2033	$2,020	$2,038
4.550%, 10/01/2044	700	620
4.050%, 06/01/2042	2,400	2,091
4.050%, 10/01/2044	2,065	1,772
3.950%, 03/01/2048	2,925	2,425
3.800%, 12/15/2042	3,565	2,982
3.700%, 12/01/2047	2,166	1,727
Georgia Power
4.300%, 03/15/2042	6,505	5,744
Idaho Power MTN
4.200%, 03/01/2048	1,605	1,319
Indiana Michigan Power
5.625%, 04/01/2053	740	764
4.550%, 03/15/2046	780	684
4.250%, 08/15/2048	1,065	896
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	1,501
International Transmission
4.625%, 08/15/2043	2,525	2,255
Jersey Central Power & Light
6.150%, 06/01/2037	775	841
John Sevier Combined Cycle Generation LLC
4.626%, 01/15/2042	3,929	3,851
Kentucky Utilities
3.300%, 06/01/2050	710	506
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,119
MidAmerican Energy
5.850%, 09/15/2054	550	592
4.800%, 09/15/2043	5,260	4,966
4.400%, 10/15/2044	2,290	2,041
4.250%, 05/01/2046	1,675	1,443
4.250%, 07/15/2049	1,656	1,426
3.950%, 08/01/2047	590	483
3.650%, 08/01/2048	3,045	2,380
3.150%, 04/15/2050	2,025	1,428
MidAmerican Energy MTN
5.800%, 10/15/2036	635	686
Monongahela Power
5.850%, 02/15/2034 (A)	1,390	1,467
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	829
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,245	1,945
4.300%, 03/15/2049	3,643	3,129
Nevada Power
6.000%, 03/15/2054	3,275	3,498
5.900%, 05/01/2053	1,145	1,213
Niagara Mohawk Power
5.664%, 01/17/2054 (A)	1,446	1,456
4.278%, 10/01/2034 (A)	2,303	2,114
4.119%, 11/28/2042 (A)	2,000	1,663
3.025%, 06/27/2050 (A)	500	329

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NiSource
5.800%, 02/01/2042	$900	$917
Northern States Power
6.250%, 06/01/2036	3,755	4,180
6.200%, 07/01/2037	6,425	7,175
5.650%, 06/15/2054	2,000	2,091
5.100%, 05/15/2053	725	702
4.500%, 06/01/2052	1,430	1,263
3.600%, 05/15/2046	500	390
3.400%, 08/15/2042	214	169
3.200%, 04/01/2052	885	627
NSTAR Electric
4.950%, 09/15/2052	2,409	2,292
4.550%, 06/01/2052	765	683
3.100%, 06/01/2051	2,625	1,819
Oglethorpe Power
6.200%, 12/01/2053	590	629
5.375%, 11/01/2040	1,830	1,778
5.250%, 09/01/2050	1,950	1,838
4.500%, 04/01/2047	1,215	1,034
4.250%, 04/01/2046	1,075	861
4.200%, 12/01/2042	2,425	1,952
Ohio Edison
8.250%, 10/15/2038	655	842
Oklahoma Gas and Electric
5.600%, 04/01/2053	1,155	1,172
Oncor Electric Delivery LLC
5.350%, 10/01/2052	571	565
5.300%, 06/01/2042	464	465
5.250%, 09/30/2040	4,946	4,938
4.950%, 09/15/2052	2,338	2,217
4.550%, 12/01/2041	3,790	3,466
4.100%, 11/15/2048	750	622
3.800%, 06/01/2049	4,650	3,695
3.700%, 05/15/2050	495	381
3.100%, 09/15/2049	80	55
2.700%, 11/15/2051	2,100	1,316
Pacific Gas and Electric
6.750%, 01/15/2053	2,400	2,625
5.250%, 03/01/2052	100	90
4.950%, 07/01/2050	1,890	1,647
4.500%, 07/01/2040	2,015	1,745
4.450%, 04/15/2042	1,465	1,218
4.200%, 06/01/2041	505	410
3.500%, 08/01/2050	180	124
PacifiCorp
6.250%, 10/15/2037	2,930	3,165
6.000%, 01/15/2039	4,985	5,273
5.800%, 01/15/2055	2,215	2,253
5.500%, 05/15/2054	3,839	3,787
5.350%, 12/01/2053	1,900	1,824
4.100%, 02/01/2042	1,975	1,617
3.300%, 03/15/2051	820	560

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.900%, 06/15/2052	$1,900	$1,190
PECO Energy
4.800%, 10/15/2043	1,505	1,414
4.600%, 05/15/2052	1,435	1,280
3.050%, 03/15/2051	1,919	1,308
Piedmont Natural Gas
4.650%, 08/01/2043	500	457
3.640%, 11/01/2046	1,300	981
Potomac Electric Power
5.500%, 03/15/2054	1,463	1,497
PPL Electric Utilities
5.250%, 05/15/2053	505	507
4.750%, 07/15/2043	2,820	2,642
4.125%, 06/15/2044	3,925	3,384
3.950%, 06/01/2047	3,000	2,490
Public Service Electric and Gas
5.300%, 08/01/2054	1,715	1,748
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,967
5.125%, 03/15/2053	885	874
4.150%, 11/01/2045	2,106	1,769
4.050%, 05/01/2048	1,931	1,628
4.000%, 06/01/2044	945	783
3.650%, 09/01/2042	1,285	1,054
3.600%, 12/01/2047	3,765	2,945
3.200%, 08/01/2049	3,255	2,369
Public Service of Colorado
6.500%, 08/01/2038	40	45
6.250%, 09/01/2037	1,235	1,356
5.750%, 05/15/2054	1,275	1,329
4.750%, 08/15/2041	40	37
4.500%, 06/01/2052	3,230	2,768
4.300%, 03/15/2044	1,490	1,273
4.100%, 06/15/2048	475	383
4.050%, 09/15/2049	1,485	1,183
3.950%, 03/15/2043	3,540	2,847
3.200%, 03/01/2050	1,180	822
Public Service of New Hampshire
5.150%, 01/15/2053	425	417
3.600%, 07/01/2049	1,655	1,279
Puget Sound Energy
5.795%, 03/15/2040	130	134
5.685%, 06/15/2054	395	411
4.223%, 06/15/2048	2,470	2,051
2.893%, 09/15/2051	2,315	1,504
San Diego Gas & Electric
6.000%, 06/01/2026	340	349
4.100%, 06/15/2049	1,340	1,099
3.750%, 06/01/2047	2,380	1,874
3.320%, 04/15/2050	4,689	3,381
Sempra
3.800%, 02/01/2038	850	724

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern California Edison
5.950%, 02/01/2038	$280	$299
4.650%, 10/01/2043	2,480	2,247
4.125%, 03/01/2048	4,730	3,906
4.050%, 03/15/2042	5,355	4,485
4.000%, 04/01/2047	2,630	2,129
Southern California Gas
5.750%, 06/01/2053	1,550	1,611
5.600%, 04/01/2054	1,285	1,329
4.300%, 01/15/2049	1,235	1,043
4.125%, 06/01/2048	2,865	2,367
3.750%, 09/15/2042	1,770	1,431
Southern Gas Capital
5.875%, 03/15/2041	100	105
4.400%, 06/01/2043	825	717
4.400%, 05/30/2047	50	42
3.950%, 10/01/2046	800	639
Southwest Gas
3.180%, 08/15/2051	1,065	687
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,290
3.850%, 02/01/2048	2,645	1,998
3.250%, 11/01/2051	1,100	731
Southwestern Public Service
6.000%, 06/01/2054	1,275	1,356
5.150%, 06/01/2052	440	409
4.500%, 08/15/2041	8,995	7,944
3.700%, 08/15/2047	1,770	1,332
Tampa Electric
4.350%, 05/15/2044	1,225	1,058
3.625%, 06/15/2050	1,669	1,259
3.450%, 03/15/2051	850	619
Tucson Electric Power
4.850%, 12/01/2048	1,825	1,659
4.000%, 06/15/2050	240	190
3.250%, 05/01/2051	1,700	1,174
Union Electric
5.450%, 03/15/2053	2,185	2,203
Virginia Electric and Power
8.875%, 11/15/2038	1,982	2,708
6.350%, 11/30/2037	2,475	2,727
5.450%, 04/01/2053	3,345	3,343
5.000%, 01/15/2034	1,390	1,400
4.650%, 08/15/2043	6,145	5,596
4.600%, 12/01/2048	3,845	3,404
4.450%, 02/15/2044	7,425	6,602
4.000%, 01/15/2043	300	252
4.000%, 11/15/2046	2,478	2,019
2.950%, 11/15/2051	400	264
2.450%, 12/15/2050	540	322
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	1,828

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Power & Light
4.100%, 10/15/2044	$325	$266
3.650%, 04/01/2050	360	271
Wisconsin Public Service
2.850%, 12/01/2051	1,000	649
Xcel Energy
4.800%, 09/15/2041	1,907	1,718

		508,970

Total Corporate Obligations
(Cost $3,016,772) ($ Thousands)		2,748,654

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds
4.625%, 05/15/2044	20,410	21,255
4.625%, 05/15/2054	40,185	42,947
4.500%, 02/15/2044	18,363	18,822
4.250%, 02/15/2054 (D)	6,375	6,400
4.250%, 08/15/2054	24,280	24,432
4.125%, 08/15/2044	21,200	20,686
3.875%, 05/15/2043	8,440	7,969
3.625%, 08/15/2043	9,470	8,613
3.375%, 05/15/2044	10,645	9,290
U.S. Treasury Notes
3.875%, 08/15/2034	20,655	20,581

Total U.S. Treasury Obligations
(Cost $178,570) ($ Thousands)		180,995

MUNICIPAL BONDS — 4.2%
Alabama — 0.0%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
2.650%, 09/01/2037	1,075	884

California — 1.9%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	4,307
California State University, RB
5.183%, 11/01/2053	2,225	2,247
5.060%, 11/01/2036	440	451
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	2,072
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	3,112
7.600%, 11/01/2040	385	482
7.550%, 04/01/2039	1,535	1,913
7.500%, 04/01/2034	6,220	7,433
7.300%, 10/01/2039	12,770	15,308

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
5.875%, 10/01/2041	$1,745	$1,878
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	1,975	1,857
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	390	311
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,356
Los Angeles County, Metropolitan Transportation Authority, Build America Project, RB
5.735%, 06/01/2039	960	1,004
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,219
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	582
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,323
Regents of the University of California Medical Center, RB
4.563%, 05/15/2053	2,395	2,234
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,975	1,401
3.006%, 05/15/2050	2,005	1,419
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,094
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	665	549
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,005	3,194
University of California, Ser AP, RB
3.931%, 05/15/2045	950	879
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	972
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	927

		59,524

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	506

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
7.055%, 04/01/2057	$349	$408
6.637%, 04/01/2057	133	150

		558

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,416

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,881

Maryland — 0.0%
Maryland Economic Development, RB
5.433%, 05/31/2056	1,005	1,023

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,216
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	1,000	852

		4,068

Michigan — 0.1%
University of Michigan, Ser C, RB
3.599%, 04/01/2047	2,525	2,193

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	550

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,919
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,000	916

		3,835

New York — 0.8%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	246
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	3,160	2,868

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	$465	$455
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,420
5.968%, 03/01/2036	570	610
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	817
5.882%, 06/15/2044	500	534
5.724%, 06/15/2042	4,720	4,992
5.440%, 06/15/2043	3,000	3,058
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	2,475	2,591
5.508%, 08/01/2037	1,890	1,970
New York State, Dormitory Authority, Build America Project, RB
5.628%, 03/15/2039	1,385	1,441
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,760	1,819
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035 (E)	810	687

		23,508

Ohio — 0.2%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	1,700	1,852
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	379
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	2,240
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	844

		5,315

Texas — 0.8%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,357
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,520	3,878
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	336
Houston, GO
3.961%, 03/01/2047	1,500	1,315

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	$2,220	$2,618
San Antonio, Electric & Gas Systems Revenue, Build America Project, RB
5.808%, 02/01/2041	2,800	2,993
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,925	4,194
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	1,220	792
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	4,663

		23,146

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	473

Total Municipal Bonds
(Cost $147,022) ($ Thousands)		131,880

SOVEREIGN DEBT — 1.1%

Chile Government International Bond
5.330%, 01/05/2054	4,090	4,043
3.860%, 06/21/2047	335	272
3.500%, 01/25/2050	1,630	1,227
3.100%, 05/07/2041	6,815	5,231
3.100%, 01/22/2061	520	340
Israel Government International Bond
5.750%, 03/12/2054	12,185	11,698
4.125%, 01/17/2048	1,265	979
3.875%, 07/03/2050	3,450	2,535
Republic of Poland Government International Bond
5.500%, 03/18/2054	4,315	4,416
Saudi Government International Bond MTN
5.750%, 01/16/2054(A)	4,640	4,749

Total Sovereign Debt
(Cost $37,196) ($ Thousands)		35,490

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	31,851,629	$31,852
Total Cash Equivalent
(Cost $31,852) ($ Thousands)		31,852
Total Investments in Securities — 99.5%
(Cost $3,411,412) ($ Thousands)		$3,128,871

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	258	Dec-2024	$53,579	$53,546	$(33)
U.S. 5-Year Treasury Note	1,346	Dec-2024	147,425	147,252	(173)
U.S. Ultra Long Treasury Bond	391	Dec-2024	52,080	51,587	(493)
Ultra 10-Year U.S. Treasury Note	245	Dec-2024	28,929	28,772	(157)
			282,013	281,157	(856)
Short Contracts
U.S. 5-Year Treasury Note	(155)	Dec-2024	$(17,014)	$(16,957)	$57
U.S. Long Treasury Bond	(25)	Dec-2024	(3,102)	(3,078)	24
Ultra 10-Year U.S. Treasury Note	(401)	Dec-2024	(47,380)	(47,092)	288
			(67,496)	(67,127)	369
			$214,517	$214,030	$(487)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2024, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFRRATE	Annually	12/20/2053	USD	2,882	$(73)	$–	$(73)

Percentages are based on Net Assets of $3,144,022 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $171,565 ($ Thousands), representing 5.5% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	Security is escrowed to maturity.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Long Duration Credit Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,963	$261,962	$(250,073)	$—	$—	$31,852	$351	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 36.1%
Automotive — 23.3%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	$564	$565
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	948	960
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (A)	12	11
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (A)	92	92
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	277	276
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	1,265	1,234
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	1,034	998
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	766	762
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A2
6.190%, 04/19/2027	1,077	1,081
ARI Fleet Lease Trust, Ser 2021-A, Cl A3
0.680%, 03/15/2030 (A)	345	341
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	212	214
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	165	166
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	2,410	2,432
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (A)	900	873
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-3A, Cl A
4.620%, 02/20/2027 (A)	2,065	2,055
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (A)	234	234
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (A)	333	334
Bayview Opportunity Master Fund VII Trust, Ser 2024-CAR1F, Cl A
6.971%, 07/29/2032 (A)	721	728

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BMW Vehicle Lease Trust, Ser 2024-1, Cl A2A
5.100%, 07/27/2026	$381	$381
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A2
6.340%, 07/15/2026	97	97
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A3
6.510%, 11/15/2027	2,300	2,317
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/2026	185	185
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/2028	2,135	2,140
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl A3
5.340%, 04/17/2028	2,400	2,411
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	590	583
Carmax Auto Owner Trust, Ser 2021-1, Cl B
0.740%, 10/15/2026	300	292
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	49	49
Carmax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	732	717
Carmax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/2026	69	69
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	1,100	1,099
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	152	152
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	290	291
CarMax Auto Owner Trust, Ser 2023-4, Cl A2A
6.080%, 12/15/2026	547	549
CarMax Auto Owner Trust, Ser 2024-1, Cl A2A
5.300%, 03/15/2027	1,029	1,030
CarMax Auto Owner Trust, Ser 2024-2, Cl A2A
5.650%, 05/17/2027	710	713
Carmax Auto Owner Trust, Ser 2024-3, Cl A2A
5.210%, 09/15/2027	1,000	1,005
Carmax Select Receivables Trust, Ser 2024-A, Cl A2A
5.780%, 09/15/2027	2,485	2,495

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	$409	$394
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	90	86
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	198	188
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	225	220
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	244	245
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (A)	80	80
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (A)	382	383
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (A)	186	186
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (A)	481	481
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (A)	157	157
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	233	232
Chase Auto Owner Trust, Ser 2024-1A, Cl A2
5.480%, 04/26/2027 (A)	496	497
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
5.698%, SOFR30A + 0.344%, 04/15/2033 (A)(B)	65	65
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	336	338
Citizens Auto Receivables Trust, Ser 2023-1, Cl A2A
6.130%, 07/15/2026 (A)	615	616
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (A)	493	494
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (A)	553	553
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/2026 (A)	8	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (A)	$134	$134
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (A)	71	71
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (A)	285	286
CPS Auto Receivables Trust, Ser 2024-A, Cl A
5.710%, 09/15/2027 (A)	162	163
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	250	255
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (A)	99	99
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (A)	124	124
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (A)	297	298
Enterprise Fleet Financing LLC, Ser 2020-2, Cl A3
0.650%, 07/20/2026 (A)	161	159
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	33	33
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	622	620
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	40	40
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	192	192
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	421	424
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	1,714	1,746
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	530	533
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	430	434
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (A)	252	252
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	38	38

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A3
6.040%, 07/15/2026	$123	$123
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	9	9
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl A2
5.530%, 10/15/2026	396	396
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/2026	467	467
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	63	62
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	185	184
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	517	518
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (A)	276	274
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	654	660
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (A)	143	143
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (A)	318	319
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	630	630
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (A)	605	600
Ford Credit Auto Owner Trust, Ser 2020-REV1, Cl A
2.040%, 08/15/2031 (A)	2,700	2,661
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A2A
5.570%, 06/15/2026	521	521
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (A)	500	503
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/2026 (A)	50	50
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	408	410
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (A)	1,122	1,124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (A)	$19	$19
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (A)	78	78
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A2
5.570%, 02/16/2027 (A)	1,584	1,584
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A3
5.400%, 09/15/2027 (A)	1,963	1,970
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	428	433
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	–	–
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A4
4.110%, 08/20/2026	350	349
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	154	154
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	292	292
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A2A
5.180%, 06/22/2026	921	922
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	2,370	2,367
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	346	346
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	700	709
GTE Auto Receivables Trust, Ser 2023-1, Cl A2
5.650%, 08/17/2026 (A)	449	449
Harley-Davidson Motorcycle Trust, Ser 2023-A, Cl A2A
5.320%, 06/15/2026	–	–
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (A)	2,556	2,561
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (A)	418	417
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (A)	1,092	1,095

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	$437	$431
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	571	571
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	94	93
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (A)	164	164
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (A)	1,210	1,210
LAD Auto Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 03/15/2027 (A)	1,725	1,730
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (A)	159	156
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	510	520
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl A
6.180%, 08/25/2028 (A)	750	758
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (A)	329	325
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	175	175
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	995	995
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (A)	722	725
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	2,150	2,172
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	239	237
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (A)	1,665	1,664
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (A)	174	174
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (A)	131	132

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	$421	$423
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	834	816
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	47	46
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	1,745	1,715
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	1,550	1,542
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl B
4.430%, 03/15/2027	668	665
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	60	60
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	577	578
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	186	186
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl A2
5.800%, 09/15/2027	848	850
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (A)	1,025	1,020
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (A)	265	266
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	1,095	1,101
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (A)	213	213
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (A)	274	274
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (A)	237	237
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (A)	392	393
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	819	819
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/2026 (A)	718	720

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (A)	$20	$20
USAA Auto Owner Trust, Ser 2022-A, Cl A3
4.860%, 11/16/2026 (A)	208	208
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (A)	217	217
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A2A
5.870%, 01/20/2026	1,208	1,210
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (A)	449	444
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl A3
3.750%, 04/15/2026 (A)	7	7
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026 (A)	76	76
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (A)	195	195
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (A)	985	988
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (A)	299	300
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	844	848
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A3
6.240%, 07/15/2027 (A)	940	955
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	1,470	1,475
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	135	136
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	1,840	1,851
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	752	754
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	793	798
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	81	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2023-C, Cl A2A
5.570%, 12/15/2026	$–	$–
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	213	213
		99,385

Credit Cards — 1.5%

Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	300	301
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A
4.950%, 10/15/2027	3,800	3,809
Discover Card Execution Note Trust, Ser 2022-A2, Cl A
3.320%, 05/15/2027	635	627
Discover Card Execution Note Trust, Ser 2022-A4, Cl A
5.030%, 10/15/2027	1,525	1,530
		6,267

Mortgage Related Securities — 0.0%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.790%, TSFR1M + 0.794%, 01/25/2035 (B)	29	30

Other Asset-Backed Securities — 11.3%

Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	31	31
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (A)	12	12
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/2028 (A)	340	341
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (A)	404	406
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	255	257
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	124	124
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	1,317	1,326

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Apidos CLO XII, Ser 2024-12A, Cl ARR
6.420%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	$680	$680
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	208	190
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	364	367
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (A)	182	181
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (A)	31	31
Carbone CLO, Ser 2017-1A, Cl A1
6.684%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	217	218
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
6.517%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	521	521
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.524%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	692	692
Carlyle Global Market Strategies CLO, Ser 2024-4A, Cl A1RR
6.502%, TSFR3M + 1.220%, 07/20/2032 (A)(B)	700	700
CBAM, Ser 2018-5A, Cl A
6.567%, TSFR3M + 1.282%, 04/17/2031 (A)(B)	656	657
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	338	340
CIFC Funding, Ser 2017-1A, Cl ARR
6.654%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	448	449
CIFC Funding, Ser 2018-3A, Cl AR
6.411%, TSFR3M + 1.132%, 04/19/2029 (A)(B)	266	266
CIFC Funding, Ser 2021-5A, Cl A1R1
6.703%, TSFR3M + 1.402%, 01/15/2035 (A)(B)	1,000	1,002
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	378	378
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	341	341
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (A)	1,093	1,072
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (A)	336	336
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (A)	299	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (A)	$15	$15
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	714	720
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	240	241
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (A)	179	175
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (A)	175	175
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (A)	226	226
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (A)	270	270
Dryden 94 CLO, Ser 2022-94A, Cl A
6.741%, TSFR3M + 1.440%, 07/15/2037 (A)(B)	700	700
Dryden 94 CLO, Ser 2024-94A, Cl AR
0.000%, 10/15/2037 (A)(B)(C)	700	700
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	887	854
Goldentree Loan Management US CLO 4, Ser 2024-4A, Cl ARR
6.433%, TSFR3M + 1.150%, 04/24/2031 (A)(B)	1,334	1,334
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (A)	753	759
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (A)	569	569
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	1,760	1,765
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	685	662
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (A)	475	475
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (A)	386	387
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	1,535	1,543
John Deere Owner Trust, Ser 2023-A, Cl A2
5.280%, 03/16/2026	122	122
John Deere Owner Trust, Ser 2023-B, Cl A2
5.590%, 06/15/2026	544	544
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	1,001	1,003
KKR CLO 21, Ser 2018-21, Cl A
6.563%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	564	564

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
KKR CLO, Ser 2017-11, Cl AR
6.743%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	$448	$448
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	1,071	1,073
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (A)	1,005	1,009
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (A)	708	710
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.544%, TSFR3M + 1.262%, 07/21/2030 (A)(B)	1,180	1,181
Marlette Funding Trust, Ser 2023-1A, Cl A
6.070%, 04/15/2033 (A)	27	27
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (A)	57	57
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (A)	131	131
Milford Park CLO, Ser 2022-1A, Cl A1
6.722%, TSFR3M + 1.440%, 07/20/2035 (A)(B)	900	902
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (A)	214	211
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (A)	500	484
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	79	77
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	618	621
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	3,105	3,111
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	216	206
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	565	528
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	862	779
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
6.461%, TSFR3M + 1.182%, 10/18/2030 (A)(B)	918	918

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 31, Ser 2021-31A, Cl AR
6.584%, TSFR3M + 1.302%, 04/20/2031 (A)(B)	$589	$590
OCP CLO, Ser 2018-5A, Cl A1R
6.621%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	178	179
Octagon Investment Partners 30, Ser 2021-1A, Cl A1R
6.544%, TSFR3M + 1.262%, 03/17/2030 (A)(B)	384	384
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
6.533%, TSFR3M + 1.232%, 04/15/2031 (A)(B)	1,126	1,127
OneMain Financial Issuance Trust, Ser 2018-2A, Cl A
3.570%, 03/14/2033 (A)	18	18
PFS Financing, Ser 2022-C, Cl A
3.890%, 05/15/2027 (A)	965	956
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (A)	71	72
RR 24, Ser 2023-24A, Cl A1AR
7.031%, TSFR3M + 1.730%, 01/15/2036 (A)(B)	830	832
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (A)	793	803
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (A)	74	74
Symphony Static CLO I, Ser 2021-1A, Cl A
6.376%, TSFR3M + 1.092%, 10/25/2029 (A)(B)	504	504
Verizon Master Trust, Ser 2021-2, Cl A
0.990%, 04/20/2028	1,250	1,243
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	1,000	986
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	1,000	989
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	339	343
Voya CLO, Ser 2018-2A, Cl A1R
6.516%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	459	459
Voya CLO, Ser 2024-2A, Cl AR
6.482%, TSFR3M + 1.200%, 07/20/2032 (A)(B)	1,250	1,251
		48,304

Total Asset-Backed Securities
(Cost $153,272) ($ Thousands)		153,986

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 31.2%
Communication Services — 2.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026	$850	$871
4.908%, 07/23/2025	145	144
Cisco Systems
4.900%, 02/26/2026	2,270	2,291
Cox Communications
7.625%, 06/15/2025	100	102
T-Mobile USA
3.500%, 04/15/2025	2,985	2,953
Verizon Communications
3.500%, 11/01/2024	3,030	3,020
WPP Finance 2010
3.750%, 09/19/2024	475	474

		9,855

Consumer Discretionary — 2.6%
AutoZone
5.050%, 07/15/2026	975	984
3.250%, 04/15/2025	650	642
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	2,715	2,683
General Motors
6.125%, 10/01/2025	2,345	2,370
Home Depot
5.701%, SOFRRATE + 0.330%, 12/24/2025 (B)	2,270	2,272
Hyundai Capital America
6.250%, 11/03/2025 (A)	500	507
1.000%, 09/17/2024 (A)	1,735	1,732

		11,190

Consumer Staples — 0.5%
Bon Secours Mercy Health
3.382%, 11/01/2025	610	598
Element Fleet Management
5.643%, 03/13/2027 (A)	635	648
Sodexo
1.634%, 04/16/2026 (A)	1,050	995

		2,241

Energy — 1.8%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	100	102
Devon Energy
5.250%, 09/15/2024	1,690	1,689
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (A)	900	873
MPLX
4.875%, 06/01/2025	750	749

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ONEOK
5.550%, 11/01/2026	$850	$866
2.200%, 09/15/2025	675	657
Ovintiv
5.650%, 05/15/2025	500	501
Western Midstream Operating
3.950%, 06/01/2025	400	395
Williams
5.400%, 03/02/2026	1,390	1,404
4.000%, 09/15/2025	500	495

		7,731

Financials — 17.2%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	700	720
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.100%, 01/15/2027	500	515
1.650%, 10/29/2024	3,615	3,591
American Express
6.338%, SOFRRATE + 1.330%, 10/30/2026 (B)	424	431
5.645%, SOFRINDX + 0.750%, 04/23/2027 (B)	525	533
Aon Global
3.875%, 12/15/2025	750	744
Ares Capital
7.000%, 01/15/2027	475	493
Athene Global Funding
6.088%, SOFRINDX + 0.715%, 01/07/2025 (A)(B)	800	800
5.684%, 02/23/2026 (A)	490	496
Aviation Capital Group LLC
1.950%, 09/20/2026 (A)	825	775
Bank of America MTN
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	4,325	4,197
1.197%, SOFRRATE + 1.010%, 10/24/2026 (B)	800	768
Bank of Montreal MTN
1.250%, 09/15/2026	825	773
Bank of Nova Scotia
1.300%, 09/15/2026	825	776
Banque Federative du Credit Mutuel
5.896%, 07/13/2026 (A)	475	486
4.935%, 01/26/2026 (A)	350	351
4.524%, 07/13/2025 (A)	475	474
Barclays
3.650%, 03/16/2025	475	471
2.852%, SOFRRATE + 2.714%, 05/07/2026 (B)	500	491
BPCE
5.203%, 01/18/2027 (A)	600	608

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.029%, 01/15/2025 (A)	$440	$439
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	350	356
5.237%, 06/28/2027	515	526
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/2026 (B)	250	249
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	3,070	3,092
Citizens Bank
6.064%, SOFRRATE + 1.450%, 10/24/2025 (B)	250	250
5.284%, SOFRRATE + 1.020%, 01/26/2026 (B)	250	249
Cooperatieve Rabobank UA
5.500%, 10/05/2026	750	767
Corebridge Financial
3.500%, 04/04/2025	385	381
Corebridge Global Funding
5.750%, 07/02/2026 (A)	285	291
Credit Agricole
5.589%, 07/05/2026 (A)	1,095	1,114
5.568%, 02/28/2025 (A)	475	475
Crown Castle
1.350%, 07/15/2025	350	339
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	450	452
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	575	583
Deutsche Bank NY
6.592%, SOFRRATE + 1.219%, 11/16/2027 (B)	1,100	1,097
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	395	399
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	750	758
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	3,335	3,357
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	400	411
JPMorgan Chase
4.080%, SOFRRATE + 1.320%, 04/26/2026 (B)	3,515	3,491
3.960%, TSFR3M + 1.507%, 01/29/2027 (B)	750	742
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	470	478

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Macquarie Group MTN
6.075%, SOFRRATE + 0.710%, 10/14/2025 (A)(B)	$825	$825
Manufacturers & Traders Trust
5.400%, 11/21/2025	400	401
4.650%, 01/27/2026	590	586
Morgan Stanley
6.138%, SOFRRATE + 1.770%, 10/16/2026 (B)	750	760
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	350	352
Morgan Stanley MTN
4.679%, SOFRRATE + 1.669%, 07/17/2026 (B)	3,495	3,480
3.875%, 01/27/2026	750	742
Nasdaq
3.850%, 06/30/2026	750	742
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	500	518
New York Life Global Funding MTN
5.450%, 09/18/2026 (A)	750	766
Nordea Bank Abp MTN
1.500%, 09/30/2026 (A)	825	775
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	600	611
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	375	390
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	440	448
5.102%, SOFRRATE + 0.796%, 07/23/2027 (B)	250	252
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	485	491
Radian Group
4.500%, 10/01/2024	475	475
Royal Bank of Canada
4.784%, 12/12/2025 (A)	2,255	2,262
Royal Bank of Canada MTN
5.200%, 07/20/2026	600	609
Skandinaviska Enskilda Banken
1.200%, 09/09/2026 (A)	825	773
Societe Generale
6.423%, SOFRRATE + 1.050%, 01/21/2026 (A)(B)	800	801
4.351%, 06/13/2025 (A)	525	522
Standard Chartered
7.776%, H15T1Y + 3.100%, 11/16/2025 (A)(B)	400	402
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	450	457
Toronto-Dominion Bank
3.815%, 07/25/2025 (A)	2,365	2,349

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	$725	$739
3.766%, 06/06/2025	2,220	2,202
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	1,540	1,526
UBS Group
4.550%, 04/17/2026	750	747
US Bank
2.050%, 01/21/2025	2,185	2,159
Voya Financial
3.650%, 06/15/2026	309	304
Wells Fargo MTN
4.100%, 06/03/2026	650	644
3.908%, SOFRRATE + 1.320%, 04/25/2026 (B)	1,025	1,016
2.406%, TSFR3M + 1.087%, 10/30/2025 (B)	3,090	3,074
Wells Fargo Bank
5.550%, 08/01/2025	600	604
4.811%, 01/15/2026	725	728

		73,321

Health Care — 3.1%
AbbVie
2.600%, 11/21/2024	2,890	2,872
Elevance Health
1.500%, 03/15/2026	800	764
GE HealthCare Technologies
5.550%, 11/15/2024	2,825	2,824
HCA
5.375%, 02/01/2025	600	599
5.250%, 04/15/2025	2,370	2,369
Illumina
5.800%, 12/12/2025	400	404
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	2,740	2,738
Solventum
5.450%, 02/25/2027 (A)	500	507

		13,077

Industrials — 0.5%
Graphic Packaging International LLC
1.512%, 04/15/2026 (A)	650	611
Penske Truck Leasing Lp
5.750%, 05/24/2026 (A)	950	963
Regal Rexnord
6.050%, 02/15/2026	625	633

		2,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 0.5%
Hewlett Packard Enterprise
5.900%, 10/01/2024	$2,265	$2,266

Materials — 0.5%
International Flavors and Fragrances
1.230%, 10/01/2025 (A)	775	744
Newmont
5.300%, 03/15/2026 (A)	1,250	1,261

		2,005

Utilities — 2.2%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	595	607
American Electric Power
5.699%, 08/15/2025	450	453
Consumers Securitization Funding LLC, Ser 2023
5.550%, 03/01/2028	475	479
Edison International
4.950%, 04/15/2025	275	274
3.550%, 11/15/2024	375	374
Eversource Energy
3.350%, 03/15/2026	650	637
NextEra Energy Capital Holdings
6.051%, 03/01/2025	255	256
NSTAR Electric
3.250%, 11/15/2025	650	638
Pennsylvania Electric
4.150%, 04/15/2025 (A)	330	326
Sempra
5.400%, 08/01/2026	740	751
Southern California Edison
5.350%, 03/01/2026	3,245	3,284
1.200%, 02/01/2026	300	285
Spire
5.300%, 03/01/2026	900	906

		9,270

Total Corporate Obligations
(Cost $132,313) ($ Thousands)		133,163

U.S. TREASURY OBLIGATIONS — 16.6%
U.S. Treasury Bills
5.312%, 09/10/2024 (D)	13,950	13,936
5.256%, 10/10/2024 (D)	2,000	1,989
5.240%, 09/26/2024 (D)	2,550	2,542
5.224%, 11/19/2024 (D)	4,300	4,254
5.203%, 11/26/2024 (D)	4,300	4,250
5.198%, 04/17/2025 (D)	2,650	2,577
5.056%, 01/30/2025 (D)	2,200	2,157

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
5.001%, 12/24/2024 (D)	$4,300	$4,234
U.S. Treasury Notes
4.250%, 05/31/2025	4,475	4,465
4.000%, 12/15/2025	15,550	15,507
0.500%, 02/28/2026	9,910	9,397
0.375%, 11/30/2025	4,500	4,291
0.250%, 09/30/2025	1,500	1,436

Total U.S. Treasury Obligations
(Cost $70,803) ($ Thousands)		71,035

MORTGAGE-BACKED SECURITIES — 12.4%
Agency Mortgage-Backed Obligations — 2.2%
FHLMC
3.000%, 03/01/2030	750	729
FHLMC ARM
7.076%, H15T1Y + 2.152%, 02/01/2030(B)	2	2
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	71	69
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	35	34
FHLMC CMO, Ser 2018-4783, Cl BV
4.000%, 03/15/2037	1,037	1,027
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	98	97
FHLMC CMO, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	430	425
FHLMC Multifamily Structured Pass Through Certificates, Ser KBX1, Cl A2
2.920%, 01/25/2026	980	965
FHLMC Multifamily Structured Pass Through Certificates, Ser KVAD, Cl A
3.116%, 07/25/2025	600	590
FHLMC Multifamily Structured Pass Through Certificates, Ser KW07, Cl A1
3.600%, 07/25/2028	945	932
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A1
2.446%, 03/25/2026	268	262
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	1,142	1,132
FNMA
6.000%, 01/01/2027 to 04/01/2040	62	65
3.500%, 08/01/2030 to 11/01/2034	755	744
3.000%, 10/01/2030	168	163
2.885%, 01/01/2025	264	261
FNMA ACES, Ser 2017-M13, Cl FA
5.858%, SOFR30A + 0.514%, 10/25/2024(B)	37	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	$3	$3
FNMA CMO, Ser 2001-33, Cl FA
5.913%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA CMO, Ser 2002-64, Cl FG
5.718%, SOFR30A + 0.364%, 10/18/2032(B)	–	–
FNMA CMO, Ser 2011-99, Cl KB
3.500%, 10/25/2026	451	445
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	308	302
FNMA CMO, Ser 2022-77, Cl CA
5.000%, 04/25/2039	462	459
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.363%, SOFR30A + 6.014%, 10/25/2028(B)	204	215
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	119	113
FNMA, Ser 2015-M13, Cl A2
2.790%, 06/25/2025(B)	380	373

		9,446
Non-Agency Mortgage-Backed Obligations — 10.2%
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	21	20
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	188	175
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	231	215
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	122	115
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	147	138
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	476	410
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	403	344
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	111	104
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
6.196%, 07/25/2035(B)	26	25
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.068%, 11/25/2035(B)	5	4

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bank of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl ASB
3.366%, 02/15/2050	$181	$178
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	124	122
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	82	82
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
5.204%, 06/25/2035(B)	12	11
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
6.718%, 08/25/2035(B)	31	30
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	285	267
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.252%, 09/15/2054(B)	571	571
BPR Trust, Ser 2021-TY, Cl A
6.502%, TSFR1M + 1.164%, 09/15/2038(A)(B)	1,000	990
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	83	80
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	190	172
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	136	128
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	295	271
BSPRT Issuer, Ser 2022-FL8, Cl A
6.854%, SOFR30A + 1.500%, 02/15/2037(A)(B)	786	786
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	71	69
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(A)	62	61
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
6.322%, TSFR1M + 0.984%, 06/15/2038(A)(B)	491	483
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.104%, TSFR1M + 0.767%, 05/15/2038(A)(B)	739	731
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.151%, TSFR1M + 0.814%, 09/15/2036(A)(B)	540	535

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
6.402%, TSFR1M + 1.064%, 01/15/2034(A)(B)	$434	$429
BX Trust, Ser 2021-LGCY, Cl A
5.958%, TSFR1M + 0.620%, 10/15/2036(A)(B)	1,200	1,181
BX Trust, Ser 2022-LBA6, Cl A
6.337%, TSFR1M + 1.000%, 01/15/2039(A)(B)	670	664
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	388	380
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
6.549%, SOFR30A + 1.200%, 02/25/2050(A)(B)	423	414
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.932%, TSFR1M + 0.654%, 02/25/2035(B)	5	4
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	264	262
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	149	148
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl AAB
3.003%, 05/10/2049	45	44
Citigroup Commercial Mortgage Trust, Ser 2016-GC37, Cl AAB
3.098%, 04/10/2049	248	244
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	60	59
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
5.198%, 09/25/2034(B)	7	6
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.434%, 03/25/2036(B)	43	33
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.153%, 02/25/2058(A)(B)	126	123
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	244	217
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	137	124
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	45	43

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	$354	$301
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	489	404
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	155	136
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	813	684
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	745	630
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	377	326
CSAIL Commercial Mortgage Trust, Ser 2018-C14, Cl ASB
4.359%, 11/15/2051(B)	476	470
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	411	339
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	381	339
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	102	96
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	144	126
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	46	43
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	85	73
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	267	223
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.153%, TSFR1M + 0.815%, 11/15/2038(A)(B)	1,059	1,045
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.832%, TSFR1M + 1.494%, 07/15/2038(A)(B)	450	446
FREMF Mortgage Trust, Ser 2015-K45, Cl B
3.723%, 04/25/2048(A)(B)	535	529
GCAT Trust, Ser 2020-NQM2, Cl A1
2.555%, 04/25/2065(A)(E)	84	79
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(B)	415	394

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	$291	$250
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,165	967
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.643%, 11/19/2035(B)	87	70
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	342	335
GS Mortgage Securities Trust, Ser 2017-GS8, Cl AAB
3.313%, 11/10/2050	297	291
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
6.640%, 07/25/2035(B)	95	50
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
4.389%, 05/25/2037(B)	76	43
Impac CMB Trust, Ser 2004-9, Cl 1A1
6.152%, TSFR1M + 0.874%, 01/25/2035(B)	13	12
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.912%, TSFR1M + 0.634%, 04/25/2035(B)	16	16
Impac CMB Trust, Ser 2005-3, Cl A1
5.872%, TSFR1M + 0.594%, 08/25/2035(B)	20	18
Impac CMB Trust, Ser 2005-5, Cl A1
6.032%, TSFR1M + 0.434%, 08/25/2035(B)	13	12
Impac CMB Trust, Ser 2005-8, Cl 1A
5.912%, TSFR1M + 0.634%, 02/25/2036(B)	42	39
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	533	460
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	366	306
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	383	324
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
3.733%, 01/15/2049	324	320
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	66	65
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	54	53

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	$1,960	$1,928
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
5.569%, 08/25/2035(B)	16	13
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.658%, 05/25/2037(B)	36	30
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.716%, 10/25/2029(A)(B)	696	671
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.142%, TSFR1M + 0.864%, 04/25/2046(A)(B)	115	112
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
6.649%, SOFR30A + 1.300%, 03/25/2051(A)(B)	–	–
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	459	449
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.921%, 06/25/2037(B)	45	27
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	76	72
MF1, Ser 2022-FL8, Cl A
6.686%, TSFR1M + 1.350%, 02/19/2037(A)(B)	726	722
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(B)	65	62
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	89	82
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	150	142
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	296	260
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
6.552%, TSFR1M + 1.215%, 04/15/2038(A)(B)	1,720	1,704
MHP, Ser 2021-STOR, Cl A
6.152%, TSFR1M + 0.814%, 07/15/2038(A)(B)	325	321
MHP, Ser 2022-MHIL, Cl A
6.152%, TSFR1M + 0.815%, 01/15/2027(A)(B)	356	351
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	354	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	$41	$40
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	62	62
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	322	314
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.473%, 04/25/2066(A)(B)	1,632	1,588
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	205	193
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl ASB
3.150%, 03/15/2048	30	29
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl ASB
4.120%, 07/15/2051	225	223
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	471	470
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	302	296
MortgageIT Trust, Ser 2005-5, Cl A1
5.912%, TSFR1M + 0.634%, 12/25/2035(B)	33	32
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	116	111
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	275	266
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.835%, 09/25/2057(A)(B)	119	113
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	52	49
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	221	206
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	81	77
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	105	97
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	559	479

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2018-1, Cl A2
6.042%, TSFR1M + 0.764%, 06/25/2057(A)(B)	$20	$19
Paragon Mortgages, Ser 2006-12A, Cl A2C
5.320%, SONIO/N + 0.339%, 11/15/2038(A)(B)	50	49
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(E)	190	174
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
5.374%, 07/27/2037(B)	56	42
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	24	23
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.990%, TSFR1M + 0.654%, 01/20/2035(B)	6	6
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	7	6
SREIT Trust, Ser 2021-MFP, Cl B
6.531%, TSFR1M + 1.194%, 11/15/2038(A)(B)	861	850
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	239	218
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	17	16
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	43	42
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	119	110
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	486	415
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	320	280
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	202	195
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.992%, TSFR1M + 0.714%, 02/25/2057(A)(B)	61	63
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	54	53
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	209	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	$92	$89
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	251	245
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	1,099	1,045
TTAN, Ser 2021-MHC, Cl B
6.552%, TSFR1M + 1.214%, 03/15/2038(A)(B)	540	533
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	150	146
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl ASB
3.366%, 10/15/2050	502	492
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	151	148
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(A)(E)	39	38
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(B)	55	54
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(A)(E)	19	19
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(A)(E)	95	92
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	257	228
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	197	176
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	260	232
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	254	238
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	377	343
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	234	215
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.574%, 03/25/2036(B)	61	57
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	170	168
Wells Fargo Commercial Mortgage Trust, Ser 2016-BNK1, Cl ASB
2.514%, 08/15/2049	237	232

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-C31, Cl A3
3.427%, 11/15/2048	$977	$963
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	–	–
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl ASB
2.911%, 06/15/2049	190	186
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl ASB
2.827%, 11/15/2049	578	570
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl ASB
3.212%, 09/15/2050	281	275
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	92	90

		43,386
Total Mortgage-Backed Securities
(Cost $54,821) ($ Thousands)		52,832

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
FHLMC
4.320%, 03/21/2025	2,450	2,445
4.050%, 07/21/2025	2,400	2,385
4.050%, 08/28/2025	1,140	1,135
4.000%, 12/30/2024	1,245	1,240
4.000%, 02/28/2025	2,350	2,341
2.250%, 03/25/2025	2,150	2,121

Total U.S. Government Agency Obligations
(Cost $11,735) ($ Thousands)		11,667

MUNICIPAL BONDS — 0.8%
Florida — 0.4%
County of Miami-Dade Florida Aviation Revenue, Ser B, RB
2.504%, 10/01/2024	795	793

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	$830	$816

		1,609
Texas — 0.4%
City of San Antonio Texas, GO
5.635%, 02/01/2026	1,650	1,657

Total Municipal Bonds
(Cost $3,258) ($ Thousands)		3,266

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	1,001,953	1,002
Total Cash Equivalent
(Cost $1,002) ($ Thousands)		1,002

	Face Amount (Thousands)
REPURCHASE AGREEMENTS(F) — 0.1%
Barclays
5.310%, dated 8/31/2024 to be repurchased on 9/3/2024, repurchase price $200,089 (collateralized by U.S. Government Agencies, par value $196,900, 4.375%, 11/30/2028, with a total market value of $204,088)	$200	200
BNP Paribas
5.320%, dated 8/31/2024 to be repurchased on 9/3/2024, repurchase price $200,089 (collateralized by U.S. Government Agencies, par value $1,000 - $4,700,000, 1.500% - 7.274%, 11/01/2029 - 09/01/2053, with a total market value of $204,000)	200	200

Total Repurchase Agreements
(Cost $400) ($ Thousands)		400

Total Investments in Securities — 100.1%
(Cost $427,604) ($ Thousands)		$427,351

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Short Contracts
U.S. 10-Year Treasury Note	(25)	Dec-2024	$(2,862)	$(2,839)	$23

Percentages are based on Net Assets of $427,093 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $165,249 ($ Thousands), representing 38.7% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Tri-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,887	$64,069	$(64,954)	$—	$—	$1,002	$54	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 93.5%
Albania — 0.1%
Albania Government International Bond
3.500%, 11/23/2031	EUR	1,200	$1,237

Angola — 0.7%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$2,640	2,561
Angolan Government International Bond
9.375%, 05/08/2048		3,593	3,085
8.750%, 04/14/2032		5,329	4,829
8.750%, 04/14/2032 (A)		516	468
8.250%, 05/09/2028		376	359
Angolan Government International Bond MTN
8.000%, 11/26/2029		207	190
			11,492

Argentina — 1.6%
Argentine Republic Government International Bond
5.000%, 01/09/2038 (B)		6,550	3,181
4.125%, 07/09/2027 (B)		5,500	2,566
4.125%, 07/09/2027 (B)		9,507	4,219
3.875%, 07/09/2027 (B)	EUR	3,900	1,748
3.500%, 07/09/2041 (B)		$6,895	2,870
1.000%, 07/09/2029		2,023	1,214
0.750%, 07/09/2027 (B)		12,128	6,852
0.500%, 07/09/2029	EUR	13	8
0.125%, 07/09/2030		750	441
Provincia de Buenos Aires MTN
6.625%, 09/01/2037 (B)		$6,305	2,830
4.500%, 09/01/2037 (B)	EUR	959	332
Provincia de Cordoba
6.875%, 12/10/2025 (A)(B)		$361	343
YPF
9.500%, 01/17/2031 (A)		802	842
			27,446

Armenia — 0.1%
Armenia International Bond
3.950%, 09/26/2029		250	221
3.600%, 02/02/2031		1,942	1,630
			1,851

Austrailia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		323	293

Azerbaijan — 0.6%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		300	297
3.500%, 09/01/2032		1,748	1,557
Southern Gas Corridor CJSC
6.875%, 03/24/2026		4,499	4,572
6.875%, 03/24/2026 (A)		512	520

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		$2,451	$2,577
6.950%, 03/18/2030		220	231
			9,754

Bahamas — 0.3%
Bahamas Government International Bond
9.000%, 06/16/2029		1,500	1,521
8.950%, 10/15/2032		1,613	1,614
6.000%, 11/21/2028		2,217	2,045
			5,180

Bahrain — 1.0%
Bahrain Government International Bond
7.750%, 04/18/2035		776	832
7.750%, 04/18/2035 (A)		388	416
6.000%, 09/19/2044		810	697
5.450%, 09/16/2032		2,079	1,969
Bahrain Government International Bond MTN
6.250%, 01/25/2051		8,500	7,367
Bapco Energies BSC Closed
8.375%, 11/07/2028		600	651
8.375%, 11/07/2028 (A)		600	651
CBB International Sukuk Programme WLL
3.950%, 09/16/2027		5,651	5,403
			17,986

Barbados — 0.1%
Barbados Government International Bond
6.500%, 10/01/2029		1,200	1,152

Benin — 0.1%
Benin Government International Bond
7.960%, 02/13/2038 (A)		300	287
6.875%, 01/19/2052	EUR	615	552
4.950%, 01/22/2035		1,131	1,016
4.875%, 01/19/2032		156	151
			2,006

Bermuda — 0.1%
Bermuda Government International Bond
5.000%, 07/15/2032		$592	589
4.750%, 02/15/2029		1,374	1,360
2.375%, 08/20/2030		306	267
			2,216

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,783	986

Brazil — 3.5%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		320	334
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		920	915

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.333%, 02/15/2028		$116	$116
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	435	329
6.000%, 08/15/2050		904	683
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		57,470	9,766
10.000%, 01/01/2029		87,115	14,343
10.000%, 01/01/2031		43,004	6,906
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/2035		390	297
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		49,916	7,891
Brazilian Government International Bond
7.125%, 05/13/2054		$4,400	4,514
6.250%, 03/18/2031		227	234
6.125%, 01/22/2032		4,866	4,937
6.000%, 10/20/2033		1,119	1,121
5.625%, 02/21/2047		1,390	1,208
5.000%, 01/27/2045		200	163
4.750%, 01/14/2050		1,595	1,208
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		232	219
CSN Resources (A)
8.875%, 12/05/2030		583	584
4.625%, 06/10/2031		804	636
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		1,257	1,132
7.250%, 06/30/2031		393	354
MV24 Capital BV
6.748%, 06/01/2034		1,864	1,816
6.748%, 06/01/2034 (A)		506	493
Samarco Mineracao
9.000%cash/0% PIK, 06/30/2031		600	559
Yinson Boronia Production BV
8.947%, 07/31/2042 (A)		1,000	1,049
			61,807

Bulgaria — 0.0%
Bulgaria Government International Bond
5.000%, 03/05/2037		398	395

Cameroon — 0.1%
Cameroon International Bond
5.950%, 07/07/2032	EUR	2,133	1,889

Cayman Islands — 0.1%
Neon Capital MTN
1.998%, 01/06/2028 (C)	JPY	200,145	1,258

Chile — 1.7%
Alfa Desarrollo
4.550%, 09/27/2051 (A)		$352	274
Antofagasta
6.250%, 05/02/2034 (A)		256	273

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		$441	$426
Banco del Estado de Chile
7.950%, H15T5Y + 3.228% (A)(C)(D)		350	370
Bonos de la Tesoreria de la Republica
3.400%, 10/01/2039 (A)	CLP	1,899,824	2,334
1.900%, 09/01/2030		622,068	658
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (A)		516,535	620
6.000%, 04/01/2033 (A)		1,050,000	1,175
5.000%, 03/01/2035		405,000	423
4.700%, 09/01/2030 (A)		1,450,000	1,512
2.800%, 10/01/2033 (A)		625,000	551
Cencosud
4.375%, 07/17/2027 (A)		$433	425
Chile Electricity Lux MPC S.AR.L.
6.010%, 01/20/2033 (A)		1,110	1,149
Chile Government International Bond
5.330%, 01/05/2054		810	801
4.850%, 01/22/2029		5,375	5,451
3.875%, 07/09/2031	EUR	857	969
3.250%, 09/21/2071		$574	376
3.100%, 05/07/2041		1,697	1,303
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		500	340
3.068%, 08/18/2050		300	187
Empresa Nacional del Petroleo
6.150%, 05/10/2033		2,600	2,727
6.150%, 05/10/2033 (A)		218	229
5.950%, 07/30/2034 (A)		395	410
4.500%, 09/14/2047		350	276
Nacional del Cobre de Chile
6.440%, 01/26/2036 (A)		579	621
6.300%, 09/08/2053 (A)		298	311
5.950%, 01/08/2034		3,095	3,217
5.950%, 01/08/2034 (A)		521	541
5.125%, 02/02/2033 (A)		403	397
3.750%, 01/15/2031 (A)		234	216
3.700%, 01/30/2050 (A)		469	342
			28,904

China — 2.4%
China Government Bond
3.720%, 04/12/2051	CNY	2,400	428
3.530%, 10/18/2051		9,860	1,706
3.270%, 11/19/2030		9,100	1,384
3.190%, 04/15/2053		5,430	896
3.120%, 10/25/2052		9,230	1,504
3.000%, 10/15/2053		28,960	4,639
2.890%, 11/18/2031		3,000	447
2.880%, 02/25/2033		52,830	7,885
2.800%, 03/24/2029		4,700	690
2.800%, 03/25/2030		3,900	573

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.670%, 05/25/2033	CNY	12,700	$1,864
2.620%, 09/25/2029		4,000	584
2.620%, 06/25/2030		11,000	1,604
2.600%, 09/15/2030		230	33
2.600%, 09/01/2032		1,700	248
2.520%, 08/25/2033		2,000	290
2.470%, 07/25/2054		1,400	202
2.280%, 03/25/2031		3,020	432
2.270%, 05/25/2034		35,150	5,001
2.120%, 06/25/2031		4,100	580
2.050%, 04/15/2029		19,440	2,767
2.040%, 02/25/2027		6,300	897
China Government International Bond
1.950%, 12/03/2024		$4,294	4,266
1.250%, 10/26/2026 (A)		843	796
1.250%, 10/26/2026		200	189
0.550%, 10/21/2025		728	699
Meituan
3.050%, 10/28/2030		238	213
Shimao Group Holdings
5.600%, 07/15/2026 (E)		2,542	132
5.200%, 01/30/2025 (E)		2,111	111
			41,060

Colombia — 5.6%
AI Candelaria Spain
5.750%, 06/15/2033 (A)		1,280	1,047
AL Candelaria -spain
5.750%, 06/15/2033		600	491
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/2034 (C)		372	390
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	1,854
9.850%, 06/28/2027		994,000	233
8.750%, 11/14/2053		$3,158	3,428
8.000%, 04/20/2033		1,186	1,261
8.000%, 11/14/2035		4,504	4,780
7.500%, 02/02/2034		2,352	2,426
6.125%, 01/18/2041		3,936	3,427
5.625%, 02/26/2044		5,155	4,098
5.000%, 06/15/2045		7,158	5,187
4.125%, 02/22/2042		2,128	1,451
3.000%, 01/30/2030		936	791
Colombian TES
13.250%, 02/09/2033	COP	13,253,600	3,754
9.250%, 05/28/2042		36,534,100	7,707
7.750%, 09/18/2030		14,954,300	3,292
7.500%, 08/26/2026		16,168,500	3,815
7.250%, 10/18/2034		49,252,700	9,703
7.250%, 10/26/2050		17,413,700	2,872
7.000%, 03/26/2031		19,767,400	4,135
7.000%, 03/26/2031		1,757,100	370
7.000%, 06/30/2032		29,072,600	5,914

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.250%, 07/09/2036	COP	3,903,100	$677
6.000%, 04/28/2028		64,392,800	13,932
5.750%, 11/03/2027		20,916,300	4,580
Ecopetrol
8.875%, 01/13/2033		$520	552
6.875%, 04/29/2030		686	684
5.875%, 11/02/2051		2,004	1,448
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	3,625,000	786
7.625%, 09/10/2024		2,224,000	533
7.625%, 09/10/2024		1,827,000	438
EnfraGen Energia Sur
5.375%, 12/30/2030		$300	258
Grupo Aval
4.375%, 02/04/2030 (A)		1,083	960
PA Autopista Rio Magalena
6.050%, 06/15/2036	COP	3,448,381	675
			97,949

Costa Rica — 0.6%
Costa Rica Government International Bond
10.580%, 09/26/2029 (A)	CRC	117,750	269
7.300%, 11/13/2054 (A)		$2,842	3,073
7.158%, 03/12/2045		1,200	1,280
7.000%, 04/04/2044		420	441
7.000%, 04/04/2044		250	263
6.550%, 04/03/2034 (A)		1,509	1,588
6.550%, 04/03/2034		3,244	3,413
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		700	630
			10,957

Côte d'Ivoire — 0.7%
Côte d'Ivoire Government International Bond
8.250%, 01/30/2037 (A)		1,791	1,784
6.875%, 10/17/2040	EUR	5,464	5,201
6.625%, 03/22/2048		3,094	2,740
6.625%, 03/22/2048		883	782
5.250%, 03/22/2030		1,121	1,166
4.875%, 01/30/2032		670	642
			12,315

Czechia — 2.4%
Czechia Government Bond
6.200%, 06/16/2031	CZK	18,270	928
5.750%, 03/29/2029		61,510	2,960
5.500%, 12/12/2028		41,220	1,959
5.000%, 09/30/2030		21,400	1,014
4.900%, 04/14/2034		134,790	6,418
4.500%, 11/11/2032		38,070	1,760
4.200%, 12/04/2036		12,390	560
3.500%, 05/30/2035		16,940	718
3.000%, 03/03/2033		123,520	5,118
2.750%, 07/23/2029		29,610	1,257

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.500%, 08/25/2028	CZK	45,210	$1,917
2.000%, 10/13/2033		148,250	5,616
1.950%, 07/30/2037		7,800	273
1.750%, 06/23/2032		39,200	1,492
1.500%, 04/24/2040		8,730	271
1.200%, 03/13/2031		74,590	2,815
1.000%, 06/26/2026		63,740	2,688
0.950%, 05/15/2030		47,180	1,793
0.250%, 02/10/2027		29,920	1,220
0.050%, 11/29/2029		15,750	579
			41,356

Dominican Republic — 2.2%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025 (A)	DOP	371,950	6,363
10.500%, 01/17/2025		196,810	3,302
Dominican Republic International Bond
13.625%, 02/03/2033 (A)		9,000	180
11.250%, 09/15/2035 (A)		46,950	844
11.250%, 09/15/2035		8,000	144
10.750%, 06/01/2036 (A)		167,600	2,938
9.750%, 06/05/2026		24,700	415
7.050%, 02/03/2031 (A)		$970	1,039
7.050%, 02/03/2031		7,888	8,454
6.850%, 01/27/2045		5,136	5,386
6.600%, 06/01/2036		267	280
6.000%, 02/22/2033		903	911
5.875%, 01/30/2060		4,118	3,785
5.300%, 01/21/2041		3,550	3,210
4.875%, 09/23/2032		720	676
			37,927

Ecuador — 1.0%
Ecuador Government International Bond
8.603%, 07/31/2030		1,710	927
7.442%, 07/31/2030 (A)		949	514
6.900%, 07/31/2030 (A)(B)		4,634	3,287
6.900%, 07/31/2030 (B)		3,973	2,818
5.500%, 07/31/2025 (A)(B)		1,828	1,005
5.500%, 07/31/2025 (B)		13,450	7,397
5.000%, 07/31/2026 (B)		2,180	1,097
5.000%, 07/31/2026 (A)(B)		1,127	567
			17,612

Egypt — 1.9%
Egypt Government Bond
14.664%, 10/06/2030	EGP	7,247	105
Egypt Government International Bond
8.875%, 05/29/2050		$4,485	3,552
8.700%, 03/01/2049		6,800	5,304
8.700%, 03/01/2049 (A)		254	198
8.500%, 01/31/2047		9,378	7,247
Egypt Government International Bond MTN
7.300%, 09/30/2033		5,681	4,652
6.375%, 04/11/2031	EUR	2,680	2,440

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.625%, 04/16/2030	EUR	1,081	$986
Egypt Treasury Bills
32.272%, 09/10/2024 (G)	EGP	19,050	390
30.246%, 12/10/2024 (G)		48,175	919
29.768%, 03/04/2025 (G)		156,875	2,822
29.502%, 03/18/2025 (G)		267,500	4,780
25.832%, 12/31/2024 (G)		9,100	171
			33,566

El Salvador — 0.6%
El Salvador Government International Bond
9.500%, 07/15/2052		$5,869	4,972
9.250%, 04/17/2030 (A)		767	725
9.250%, 04/17/2030		256	242
8.250%, 04/10/2032		1,006	858
7.650%, 06/15/2035		563	442
7.125%, 01/20/2050		3,250	2,249
6.375%, 01/18/2027		197	184
0.250%, 04/17/2030 (A)		427	11
			9,683

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024 (E)		2,111	1,630
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)(E)		545	421
			2,051

Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031		2,233	1,704
7.000%, 11/24/2031 (A)		293	223
6.950%, 06/16/2025		252	236
			2,163

Ghana — 0.9%
Republic of Ghana Government Bonds
10.750%, 10/14/2030 (A)		1,176	802
10.750%, 10/14/2030		6,525	4,448
10.000%, 02/02/2038	GHS	715	16
9.850%, 02/03/2037		710	16
9.700%, 02/05/2036		708	16
9.550%, 02/06/2035		707	16
9.400%, 02/07/2034		706	16
9.250%, 02/08/2033		3,117	74
9.100%, 02/10/2032		3,112	77
8.950%, 02/11/2031		10,748	284
8.950%, 03/26/2051 (E)		$2,983	1,570
8.875%, 05/07/2042 (E)		410	214
8.800%, 02/12/2030	GHS	14,963	428
8.750%, 03/11/2061 (E)		$1,039	547
8.650%, 02/13/2029	GHS	21,289	672
8.627%, 06/16/2049 (E)		$902	467
8.625%, 04/07/2034 (E)		5,135	2,696
8.500%, 02/15/2028	GHS	5,298	189
8.350%, 02/16/2027		10,354	426

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.875%, 02/11/2035 (E)		$2,447	$1,285
7.750%, 04/07/2029 (E)		1,321	690
7.625%, 05/16/2029 (E)		1,276	663
6.375%, 02/11/2027		1,083	557
			16,169

Guatemala — 0.8%
CT Trust
5.125%, 02/03/2032 (A)		340	306
Guatemala Government Bond
7.050%, 10/04/2032		463	497
6.600%, 06/13/2036 (A)		2,060	2,145
6.600%, 06/13/2036		3,514	3,660
6.550%, 02/06/2037		200	206
6.550%, 02/06/2037 (A)		200	206
6.125%, 06/01/2050		3,282	3,113
6.050%, 08/06/2031 (A)		1,097	1,118
6.050%, 08/06/2031		296	302
5.375%, 04/24/2032		560	551
5.250%, 08/10/2029		340	335
3.700%, 10/07/2033		855	726
			13,165

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	463
5.625%, 06/24/2030		1,689	1,490
			1,953

Hong Kong — 0.0%
NWD
4.125%, 07/18/2029		482	369

Hungary — 2.7%
Hungary Government Bond
9.500%, 10/21/2026	HUF	112,170	338
7.000%, 10/24/2035		250,490	741
6.750%, 10/22/2028		3,152,840	9,156
4.750%, 11/24/2032		2,650,550	6,808
4.500%, 03/23/2028		1,054,030	2,838
4.500%, 05/27/2032		34,830	88
3.250%, 10/22/2031		389,450	922
3.000%, 10/27/2027		560,260	1,451
3.000%, 08/21/2030		602,170	1,453
3.000%, 10/27/2038		1,082,580	2,092
3.000%, 04/25/2041		407,260	746
2.250%, 04/20/2033		728,990	1,536
2.000%, 05/23/2029		1,100,470	2,616
Hungary Government International Bond
6.125%, 05/22/2028 (A)		$1,228	1,274
6.125%, 05/22/2028		3,597	3,730
5.500%, 03/26/2036		448	451
5.500%, 03/26/2036 (A)		3,842	3,867
3.125%, 09/21/2051		5,578	3,685
3.125%, 09/21/2051 (A)		584	386

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.125%, 09/22/2031 (A)		$1,838	$1,516
Magyar Export-Import Bank Zrt
6.000%, 05/16/2029	EUR	403	475
			46,169

India — 0.9%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		$628	564
Adani Green Energy UP
6.700%, 03/12/2042		1,000	967
6.700%, 03/12/2042 (A)		550	530
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		949	806
Export-Import Bank of India
5.500%, 01/18/2033		875	909
Export-Import Bank of India MTN
3.250%, 01/15/2030		545	507
2.250%, 01/13/2031		1,664	1,424
Greenko Power II
4.300%, 12/13/2028		616	577
India Government Bond
7.300%, 06/19/2053	INR	114,700	1,418
7.260%, 08/22/2032		20	–
7.180%, 08/14/2033		534,100	6,488
7.180%, 07/24/2037		56,380	688
7.100%, 04/08/2034		27,000	327
Power Finance MTN
3.950%, 04/23/2030 (A)		$486	462
Vedanta Resources Finance II
13.875%, 12/09/2028		353	355
			16,022

Indonesia — 6.3%
Indonesia Asahan Aluminium
5.800%, 05/15/2050 (A)		1,683	1,650
Indonesia Government International Bond
5.650%, 01/11/2053		3,167	3,385
4.850%, 01/11/2033		300	303
4.650%, 09/20/2032		2,109	2,108
4.550%, 01/11/2028		2,192	2,199
4.400%, 03/10/2029		977	976
3.550%, 03/31/2032		4,351	4,060
2.850%, 02/14/2030		3,457	3,183
1.400%, 10/30/2031	EUR	1,430	1,363
1.300%, 03/23/2034		332	296
1.100%, 03/12/2033		690	621
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	34,386,000	2,435
8.750%, 05/15/2031		16,958,000	1,218
8.375% 03/15/2034		19,602,000	1,420
8.375%, 04/15/2039		69,773,000	5,162
8.250%, 05/15/2029		47,387,000	3,271
8.250%, 05/15/2036		93,241,000	6,770
7.500%, 08/15/2032		28,416,000	1,925

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.500%, 06/15/2035	IDR	5,000,000	$343
7.500%, 04/15/2040		25,556,000	1,759
7.125%, 06/15/2038		145,690,000	9,762
7.125%, 06/15/2042		25,817,000	1,719
7.125%, 06/15/2043		26,330,000	1,758
7.000%, 09/15/2030		62,341,000	4,118
7.000%, 02/15/2033		100,997,000	6,680
6.875%, 04/15/2029		108,088,000	7,085
6.875%, 08/15/2051		35,626,000	2,304
6.750%, 07/15/2035		47,240,000	3,095
6.625%, 02/15/2034		143,161,000	9,242
6.500%, 06/15/2025		14,125,000	914
6.500%, 02/15/2031		40,160,000	2,585
6.375%, 08/15/2028		104,434,000	6,753
6.375%, 04/15/2032		19,045,000	1,213
6.375%, 07/15/2037		2,200,000	138
5.125%, 04/15/2027		30,236,000	1,895
Medco Bell Pte
6.375%, 01/30/2027 (A)		$626	623
Minejesa Capital BV
5.625%, 08/10/2037 (A)		1,448	1,375
5.625%, 08/10/2037		800	760
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	1,143	1,073
1.875%, 11/05/2031		350	329
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$770	788
5.250%, 05/15/2047		710	653
4.375%, 02/05/2050 (A)		355	287
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		665	681
			110,277

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,591	1,507

Israel — 0.3%
Israel Electric
8.100%, 12/15/2096		2,000	2,273
Israel Government International Bond
5.750%, 03/12/2054		1,176	1,129
5.500%, 03/12/2034		1,059	1,058
4.500%, 04/03/2120		1,400	1,028
Leviathan Bond
6.750%, 06/30/2030 (A)		370	341
			5,829

Jamaica — 0.3%
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	602,500	4,055

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
TransJamican Highway
5.750%, 10/10/2036	$981	$892
		4,947

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029 (A)	1,954	1,979
7.500%, 01/13/2029	668	678
7.375%, 10/10/2047	4,512	4,101
		6,758

Kazakhstan — 0.5%
Development Bank of Kazakhstan JSC
5.500%, 04/15/2027 (A)	549	549
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025	1,017	1,017
KazMunayGas National JSC
6.375%, 10/24/2048 (A)	1,418	1,388
6.375%, 10/24/2048	1,150	1,125
5.750%, 04/19/2047 (A)	3,149	2,857
KazMunayGas National JSC MTN
5.375%, 04/24/2030	820	810
QazaqGaz NC JSC
4.375%, 09/26/2027	634	608
4.375%, 09/26/2027 (A)	533	511
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)	630	538
		9,403

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048	3,887	3,073
Republic of Kenya Government International Bond
9.750%, 02/16/2031 (A)	2,404	2,332
		5,405

Kuwait — 0.0%
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(C)(D)	693	681

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034 (A)	1,457	1,488

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (E)	11,222	741
Lebanon Government International Bond MTN
8.250%, 12/31/2023 (E)	6,521	391
7.000%, 03/20/2028 (E)	2,671	174
6.850%, 05/25/2029 (E)	522	34
6.650%, 11/03/2028 (E)	3,325	215

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.650%, 02/26/2030 (E)		$2,063	$134
6.600%, 11/27/2026 (E)		1,900	123
6.400%, 05/26/2023 (E)		2,645	172
6.375%, 12/31/2023 (E)		3,638	234
6.250%, 05/27/2022 (E)		409	27
6.150%, 12/31/2023 (E)		4,039	261
6.100%, 10/04/2022 (E)		2,965	190
6.100%, 10/04/2022 (E)		1,342	86
5.800%, 04/14/2023 (E)		6,282	406
			3,188

Malaysia — 5.7%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		1,325	1,331
Malaysia Government Bond
5.248% 09/15/2028	MYR	1,204	297
4.935% 09/30/2043		1,200	310
4.893%, 06/08/2038		30,187	7,685
4.762%, 04/07/2037		1,291	324
4.696%, 10/15/2042		23,112	5,813
4.642%, 11/07/2033		43,800	10,793
4.504%, 04/30/2029		1,300	314
4.498% 04/15/2030		12,204	2,951
4.457%, 03/31/2053		6,734	1,625
4.254%, 05/31/2035		5,823	1,398
4.065%, 06/15/2050		15,006	3,425
4.054%, 04/18/2039		4,623	1,085
3.955% 09/15/2025		24,246	5,655
3.906%, 07/15/2026		6,407	1,500
3.900% 11/30/2026		5,756	1,350
3.899%, 11/16/2027		4,065	955
3.885%, 08/15/2029		16,004	3,763
3.882%, 03/14/2025		8,724	2,026
3.828%, 07/05/2034		53,317	12,404
3.757%, 05/22/2040		20,517	4,629
3.733%, 06/15/2028		23,803	5,558
3.582%, 07/15/2032		20,593	4,707
3.519%, 04/20/2028		7,138	1,656
3.502% 05/31/2027		13,593	3,157
2.632%, 04/15/2031		28,986	6,281
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	478
4.119%, 11/30/2034		5,418	1,289
Petronas Capital MTN
3.500%, 04/21/2030		$1,427	1,354
3.404%, 04/28/2061		2,186	1,554
2.480%, 01/28/2032		3,302	2,845
			98,512

Mexico — 7.2%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,170
Cemex (D)
9.125%, H15T5Y + 5.157% (A)(C)		$774	842

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.125%, H15T5Y + 5.157% (C)		$360	$391
5.125%, H15T5Y + 4.534% (A)(C)		277	272
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,550
6.264%, 02/15/2052 (A)		$405	369
4.750%, 02/23/2027 (A)		6	6
4.688%, 05/15/2029 (A)		707	683
3.875%, 07/26/2033		800	675
3.348%, 02/09/2031 (A)		605	520
Mexican Bonos
8.500%, 03/01/2029	MXN	11,744	572
8.500% 05/31/2029		149,876	7,289
8.500% 11/18/2038		244,739	11,192
8.000%, 05/24/2035		16,500	746
8.000%, 11/07/2047		107,387	4,475
8.000%, 07/31/2053		53,638	2,209
7.750% 05/29/2031		332,341	15,341
7.750% 11/23/2034		12,000	536
7.750% 11/13/2042		180,188	7,435
7.500% 06/03/2027		255,695	12,324
7.500%, 05/26/2033		165,145	7,349
7.000%, 09/03/2026		10,678	514
5.750% 03/05/2026		33,002	1,578
5.750%, 03/05/2026		19,946	954
5.500%, 03/04/2027		37,040	1,711
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$638	547
Mexico Government International Bond
6.000%, 05/07/2036		4,484	4,516
4.600%, 01/23/2046		2,366	1,895
2.659%, 05/24/2031		2,005	1,702
Mexico Government International Bond MTN
5.750%, 10/12/2110		1,792	1,531
5.625%, 03/19/2114	GBP	7,800	7,624
Minera Mexico
4.500%, 01/26/2050 (A)		$660	535
Petroleos Mexicanos
7.690%, 01/23/2050		13,079	9,731
6.625%, 06/15/2035		3,090	2,433
6.375%, 01/23/2045		486	326
5.950%, 01/28/2031		1,786	1,485
Petroleos Mexicanos MTN
6.750%, 09/21/2047		10,561	7,229
Poinsettia Finance
6.625%, 06/17/2031		5,030	4,347
			125,604

Mongolia — 0.3%
Development Bank of Mongolia LLC
11.000%, 03/07/2026		1,200	1,242
Mongolia Government International Bond
8.650%, 01/19/2028 (A)		1,386	1,463
8.650%, 01/19/2028		368	388

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.875%, 06/05/2029 (A)		$510	$532
7.875%, 06/05/2029		450	470
3.500%, 07/07/2027		470	430
			4,525

Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031 (A)		500	516

Morocco — 0.3%
Morocco Government International Bond
6.500%, 09/08/2033 (A)		1,213	1,295
6.500%, 09/08/2033		531	567
3.000%, 12/15/2032		204	172
OCP
7.500%, 05/02/2054 (A)		2,239	2,399
			4,433

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031 (A)(B)		1,601	1,347
9.000%, 09/15/2031 (B)		400	336
			1,683

Nigeria — 1.2%
Nigeria Government International Bond
9.248%, 01/21/2049		580	518
8.747%, 01/21/2031		1,496	1,429
7.875%, 02/16/2032		1,402	1,248
7.696%, 02/23/2038		1,720	1,380
Nigeria Government International Bond MTN
8.375%, 03/24/2029		729	706
8.250%, 09/28/2051		2,784	2,193
7.375%, 09/28/2033		6,315	5,301
Nigeria OMO Bills
30.330%, 05/27/2025 (G)	NGN	2,835,666	1,500
26.335%, 05/20/2025 (G)		8,824,494	4,691
Nigeria Treasury Bills
24.355%, 03/27/2025 (G)		2,549,240	1,407
23.596%, 03/06/2025 (G)		445,888	249
			20,622

North Macedonia — 0.1%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	2,000	1,972

Oman — 1.1%
EDO Sukuk
5.662%, 07/03/2031 (A)		$1,686	1,714
Oman Government International Bond
7.000%, 01/25/2051		635	709
6.750%, 10/28/2027		6,914	7,259
6.750%, 01/17/2048		6,999	7,574

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.500%, 03/08/2047 (A)		$897	$946
6.500%, 03/08/2047		402	424
			18,626

Pakistan — 0.2%
Pakistan Global Sukuk Programme
7.950%, 01/31/2029		663	595
Pakistan Government International Bond
6.875%, 12/05/2027		334	290
Pakistan Government International Bond MTN
8.875%, 04/08/2051		4,440	3,325
			4,210

Panama — 1.3%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		469	366
Banco Nacional de Panama
2.500%, 08/11/2030 (A)		320	261
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		873	661
Panama Bonos del Tesoro
3.362%, 06/30/2031		3,000	2,460
Panama Government International Bond
9.375%, 04/01/2029		275	314
8.125%, 04/28/2034		699	743
8.000%, 03/01/2038		1,253	1,380
7.500%, 03/01/2031		383	410
6.875%, 01/31/2036		342	350
6.700%, 01/26/2036		886	902
6.400%, 02/14/2035		2,002	1,994
4.500%, 04/16/2050		7,784	5,518
4.500%, 04/01/2056		4,053	2,813
4.500%, 01/19/2063		1,771	1,204
2.252%, 09/29/2032		4,915	3,686
Telecomunicaciones Digitales
4.500%, 01/30/2030 (A)		227	207
			23,269

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		400	387

Paraguay — 0.6%
Bioceanico Sovereign Certificate
0.000%, 06/05/2034 (F)		–	–
Paraguay Government International Bond
7.900%, 02/09/2031 (A)	PYG	22,253,000	2,972
7.900%, 02/09/2031		17,939,000	2,396
6.100%, 08/11/2044		$400	401
5.850%, 08/21/2033 (A)		1,790	1,838
5.600%, 03/13/2048		367	344
5.400%, 03/30/2050		946	860
4.950%, 04/28/2031		567	559

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.849%, 06/28/2033		$410	$372
			9,742

Peru — 3.6%
Atlantica Transmision Sur
6.875%, 04/30/2043 (A)		299	316
Kallpa Generacion SA
4.125%, 08/16/2027 (A)		275	267
Peru Government Bond
7.600%, 08/12/2039 (A)	PEN	21,168	5,974
7.300%, 08/12/2033 (A)		9,270	2,623
6.950%, 08/12/2031		82	23
6.150%, 08/12/2032		17,936	4,775
5.940%, 02/12/2029		10,462	2,877
5.400%, 08/12/2034		29,257	7,140
5.350%, 08/12/2040		3,082	698
Peruvian Government International Bond
7.600%, 08/12/2039 (A)		1,500	423
6.950%, 08/12/2031 (A)		3,666	1,035
6.950%, 08/12/2031		15,750	4,447
6.900% 08/12/2037		8,544	2,292
6.900%, 08/12/2037		4,007	1,075
6.850%, 02/12/2042		882	236
5.940%, 02/12/2029		13,804	3,796
5.875%, 08/08/2054		$3,633	3,786
5.400%, 08/12/2034	PEN	1,738	424
5.375%, 02/08/2035		$2,819	2,856
3.600%, 01/15/2072		1,900	1,274
2.783%, 01/23/2031		4,941	4,354
1.950%, 11/17/2036	EUR	2,211	1,926
1.250%, 03/11/2033		1,148	1,022
Petroleos del Peru
5.625%, 06/19/2047 (A)		$1,432	909
5.625%, 06/19/2047		11,966	7,592
4.750%, 06/19/2032 (A)		904	679
			62,819

Philippines — 1.4%
Philippine Government Bond
8.000% 07/19/2031	PHP	27,272	534
6.750%, 09/15/2032		73,860	1,361
6.625%, 08/17/2033		32,140	588
6.250%, 01/25/2034		478,580	8,560
6.250%, 02/28/2044		33,680	598
Philippine Government International Bond
5.500%, 01/17/2048		$1,000	1,047
5.170%, 10/13/2027		3,965	4,048
2.950%, 05/05/2045		300	217
2.650%, 12/10/2045		1,666	1,143
1.950%, 01/06/2032		6,125	5,107
1.750%, 04/28/2041	EUR	386	310
1.648%, 06/10/2031		$614	510
			24,023

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Poland — 4.2%
Bank Gospodarstwa Krajowego
6.250%, 10/31/2028		$200	$213
6.250%, 07/09/2054		394	425
6.250%, 07/09/2054 (A)		1,422	1,532
5.750%, 07/09/2034 (A)		1,300	1,360
5.750%, 07/09/2034		351	367
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/2033		575	588
5.125%, 02/22/2033	EUR	754	918
0.500%, 07/08/2031		140	127
Poland Government Bond
7.500%, 07/25/2028	PLN	70,051	19,681
2.750%, 10/25/2029		7,101	1,646
2.500%, 07/25/2027		9,731	2,359
1.750%, 04/25/2032		38,473	7,777
1.250%, 10/25/2030		7,679	1,582
Republic of Poland Government Bond
6.000%, 10/25/2033		11,689	3,163
5.000%, 10/25/2034		35,443	8,872
4.750%, 07/25/2029		10,897	2,760
3.250%, 07/25/2025		4,776	1,228
Republic of Poland Government International Bond
5.500%, 04/04/2053		$256	262
5.500%, 03/18/2054		6,157	6,301
5.125%, 09/18/2034		9,669	9,917
4.625%, 03/18/2029		834	849
4.125%, 01/11/2044	EUR	328	373
			72,300

Qatar — 0.6%
Qatar Government International Bond
4.817%, 03/14/2049		$1,828	1,796
4.500%, 04/23/2028		4,406	4,466
Qatar Government International Bond MTN (A)
4.750%, 05/29/2034		2,204	2,294
4.625%, 05/29/2029		2,079	2,128
QatarEnergy (A)
3.300%, 07/12/2051		382	285
3.125%, 07/12/2041		466	369
			11,338

Romania — 2.0%
Romania Government Bond
8.750%, 10/30/2028	RON	2,830	684
8.250%, 09/29/2032		4,925	1,198
8.000%, 04/29/2030		4,850	1,148
7.900%, 02/24/2038		965	236
7.350%, 04/28/2031		995	230
6.700%, 02/25/2032		13,850	3,088
4.850%, 07/25/2029		1,155	240
4.750%, 10/11/2034		3,550	681

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.150%, 01/26/2028	RON	965	$201
2.500%, 10/25/2027		4,905	977
Romanian Government International Bond
7.125%, 01/17/2033 (A)		$1,932	2,089
7.125%, 01/17/2033		112	121
6.375%, 01/30/2034 (A)		4,980	5,117
4.000%, 02/14/2051		5,880	4,194
Romanian Government International Bond MTN
7.625%, 01/17/2053		4,400	4,940
6.375%, 09/18/2033	EUR	561	654
5.625%, 02/22/2036		939	1,020
5.625%, 02/22/2036 (A)		400	435
3.875%, 10/29/2035		829	784
3.750%, 02/07/2034		5,622	5,421
2.124%, 07/16/2031		166	152
2.000%, 01/28/2032		906	803
2.000%, 04/14/2033		1,001	846
			35,259

Russia — 0.1%
Serbia International Bond
6.000%, 06/12/2034 (A)		$2,113	2,146
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (A)		600	30
6.800%, 11/22/2025 (H)		240	14
			2,190

Rwanda — 0.0%
Rwanda International Government Bond
5.500%, 08/09/2031		810	649

Saudi Arabia — 1.5%
Acwa Power Management And Investments One
5.950%, 12/15/2039		3,323	3,286
Greensaif Pipelines Bidco Sarl MTN
5.853%, 02/23/2036 (A)		1,200	1,237
Saudi Arabian Oil MTN
5.875%, 07/17/2064 (A)		3,903	3,960
Saudi Government International Bond MTN
5.750%, 01/16/2054		3,553	3,637
5.000%, 01/18/2053		4,100	3,803
4.750%, 01/16/2030 (A)		7,236	7,319
4.625%, 10/04/2047 (A)		2,539	2,272
4.625%, 10/04/2047		700	626
			26,140

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		2,077	1,543
5.375%, 06/08/2037	EUR	1,870	1,529
4.750%, 03/13/2028		530	551
			3,623

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Serbia — 0.3%
Serbia International Bond
2.125%, 12/01/2030		$1,049	$865
1.650%, 03/03/2033	EUR	814	696
1.500%, 06/26/2029		588	569
Serbia International Bond MTN
2.050%, 09/23/2036		2,126	1,712
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	61,170	606
4.500%, 01/11/2026		24,780	235
4.500%, 08/20/2032		14,680	132
			4,815

South Africa — 7.2%
Bidvest Group UK
3.625%, 09/23/2026 (A)		$528	507
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (A)		1,784	1,853
7.500%, 09/15/2033	ZAR	52,000	2,313
Sasol Financing USA LLC
8.750%, 05/03/2029 (A)		$422	440
6.500%, 09/27/2028		540	530
4.375%, 09/18/2026		532	512
South Africa Government International Bond
10.500% 12/21/2026	ZAR	33	2
9.000%, 01/31/2040		343,291	16,241
8.875% 02/28/2035		181,598	9,137
8.750% 01/31/2044		343,909	15,527
8.750% 02/28/2048		269,065	12,097
8.500% 01/31/2037		367,620	17,249
8.250% 03/31/2032		71,256	3,659
8.000%, 01/31/2030		234,250	12,540
7.300%, 04/20/2052		$2,005	1,936
7.000% 02/28/2031	ZAR	130,375	6,445
6.500% 02/28/2041		113,425	4,202
6.250% 03/31/2036		120,826	4,806
5.875%, 06/22/2030		$199	197
5.750%, 09/30/2049		13,664	11,014
5.650%, 09/27/2047		284	229
4.300%, 10/12/2028		2,740	2,607
Transnet SOC
8.250%, 02/06/2028		1,200	1,236
8.250%, 02/06/2028 (A)		799	823
			126,102

Sri Lanka — 0.7%
Sri Lanka Government International Bond
7.550%, 03/28/2030 (E)		2,517	1,339
6.850%, 03/14/2024 (E)		1,445	755
6.850%, 11/03/2025 (E)		1,090	584
6.825%, 07/18/2026 (A)(E)		1,612	847
6.825%, 07/18/2026 (E)		800	420
6.750%, 04/18/2028 (E)		2,000	1,065

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.750%, 04/18/2028 (A)(E)		$9,110	$4,851
6.350%, 06/28/2024 (E)		472	248
6.200%, 05/11/2027 (E)		3,486	1,811
5.750%, 04/18/2023 (E)		1,512	790
			12,710

Supranational — 0.9%
African Export-Import Bank
3.798%, 05/17/2031 (A)		301	265
Asian Development Bank MTN
13.000%, 03/07/2025	COP	2,873,000	697
12.750%, 03/03/2025		4,561,000	1,107
11.200%, 01/31/2025		2,541,000	608
10.100%, 01/23/2026		4,813,000	1,159
0.000%, 04/20/2043 (F)	MXN	10,000	93
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	56,500	676
0.000%, 02/08/2038 (F)	MXN	21,800	308
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		$1,274	1,236
4.700%, 10/22/2031 (A)		934	842
4.700%, 10/22/2031		430	388
International Bank for Reconstruction & Development MTN
6.750%, 07/13/2029	INR	264,300	3,138
6.500%, 04/17/2030		122,200	1,435
International Finance MTN
0.000%, 08/16/2028 (F)	COP	23,400,000	3,976
			15,928

Suriname — 0.1%
Suriname Government International Bond
7.950%, 07/15/2033 (A)		$2,033	1,962

Tajikistan — 0.0%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		500	486

Thailand — 2.1%
Thailand Government Bond
3.450%, 06/17/2043	THB	132,609	4,184
3.400% 06/17/2036		78,115	2,482
3.390%, 06/17/2037		46,787	1,485
3.350%, 06/17/2033		103,419	3,246
3.300%, 06/17/2038		112,879	3,544
2.875%, 06/17/2046		4,865	137
2.800%, 06/17/2034		9,427	284
2.750%, 06/17/2052		2,778	76
2.650%, 06/17/2028		559,170	16,765
2.000%, 06/17/2042		87,380	2,269
1.600%, 06/17/2035		2,000	53
1.585%, 12/17/2035		1,182	32
1.250% 03/12/2028		90,056	2,564
			37,121

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Trinidad & Tobago — 0.3%
Heritage Petroleum
9.000%, 08/12/2029		$2,000	$2,086
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		1,100	1,097
Trinidad & Tobago Government International Bond
5.950%, 01/14/2031 (A)		1,188	1,204
5.950%, 01/14/2031		400	405
			4,792

Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026	EUR	889	870
6.375%, 07/15/2026 (A)		650	636
			1,506

Turkiye — 3.1%
Hazine Mustesarligi Varlik Kiralama
8.509%, 01/14/2029 (A)		$5,843	6,304
Istanbul Metropolitan Municipality
10.500%, 12/06/2028 (A)		900	982
10.500%, 12/06/2028		318	347
Limak Cimento Sanayi ve Ticaret
9.750%, 07/25/2029 (A)		229	226
TC Ziraat Bankasi
8.994%, H15T5Y + 4.327%, 08/02/2034 (A)(C)		282	291
Turkiye Government Bond
31.080%, 11/08/2028	TRY	217,600	6,507
26.200%, 10/05/2033		449,086	12,918
17.800%, 07/13/2033		13,348	277
17.300%, 07/19/2028		66,341	1,413
12.600%, 10/01/2025		47,753	1,085
1.500%, 06/18/2025		62,555	1,735
Turkiye Government International Bond
9.125%, 07/13/2030		$3,561	3,993
7.625%, 05/15/2034		788	821
7.125%, 07/17/2032		4,466	4,518
5.875%, 05/21/2030	EUR	979	1,108
5.750%, 05/11/2047		$10,050	7,912
4.875%, 04/16/2043		1,600	1,170
Turkiye Ihracat Kredi Bankasi (A)
9.375%, 01/31/2026		539	564
7.500%, 02/06/2028		359	367
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/2028 (A)		726	778
			53,316

Uganda — 0.1%
Republic of Uganda Government Bonds
14.250%, 06/22/2034	UGX	5,200,000	1,298

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ukraine — 0.9%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026 (E)	EUR	647	$518
NPC Ukrenergo
6.875%, 11/09/2028 (A)(E)		$1,085	605
State Agency of Roads of Ukraine
6.250%, 06/24/2030 (A)(E)		554	174
Ukraine Government Bond
15.840%, 02/26/2025 (E)(I)	UAH	210,315	4,131
Ukraine Government International Bond
9.750%, 11/01/2030 (A)(E)		$1,047	352
8.994%, 02/01/2026 (A)		2,516	913
7.750%, 09/01/2027 (A)(E)		3,051	995
7.750%, 09/01/2028 (E)		4,180	1,335
7.750%, 09/01/2028 (A)(E)		2,005	640
7.750%, 09/01/2029 (A)(E)		6,552	2,060
7.750%, 08/01/2041 (A)(C)(E)		1,350	932
7.750%, 08/01/2041 (C)(E)		1,000	690
7.253%, 03/15/2035 (E)		864	264
6.876%, 05/21/2031 (A)(E)		2,734	833
6.876%, 05/21/2031 (E)		533	163
6.750%, 06/20/2028 (E)	EUR	1,487	470
			15,075

United Arab Emirates — 1.2%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047 (A)		$1,208	1,119
4.600%, 11/02/2047		550	509
Abu Dhabi Developmental Holding PJSC
5.375%, 05/08/2029 (A)		1,644	1,699
Abu Dhabi Government International Bond
5.500%, 04/30/2054 (A)		2,485	2,671
3.125%, 09/30/2049		2,827	2,085
Abu Dhabi Government International Bond MTN
1.700%, 03/02/2031		6,479	5,582
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		670	517
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		2,246	1,540
4.000%, 07/28/2050		1,900	1,302
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)		827	698
MDGH GMTN RSC MTN
4.375%, 11/22/2033 (A)		319	311
UAE International Government Bond MTN
4.951%, 07/07/2052		282	278
UAE INTERNATIONAL GOVERNMENT BOND
4.857%, 07/02/2034 (A)		2,112	2,183
			20,494

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
United States — 0.1%
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039	IDR	1,563,000	$108
7.000%, 09/18/2030 (C)		16,509,000	1,090
			1,198

Uruguay — 0.9%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	253,036	6,298
8.500%, 03/15/2028		34	1
8.250%, 05/21/2031		11,959	276
5.750%, 10/28/2034		$5,632	6,110
5.100%, 06/18/2050		479	476
4.375%, 01/23/2031		683	685
3.400%, 05/16/2045	UYU	87,998	2,161
			16,007

Uzbekistan — 0.5%
Republic of Uzbekistan International Bond
6.900%, 02/28/2032 (A)		$1,107	1,107
3.900%, 10/19/2031		281	236
Uzauto Motors AJ
4.850%, 05/04/2026		2,050	1,920
4.850%, 05/04/2026 (A)		1,931	1,808
Uzbek Industrial and Construction Bank ATB
8.950%, 07/24/2029 (A)		1,000	990
Uzbekneftegaz JSC
4.750%, 11/16/2028		1,350	1,160
4.750%, 11/16/2028 (A)		864	742
			7,963

Venezuela — 0.7%
La Electricidad de Caracas
8.500%, 12/31/2059 (E)		500	39
Petroleos de Venezuela
9.750%, 05/17/2035 (E)		3,802	430
6.000%, 05/16/2024 (E)		9,758	963
6.000%, 05/16/2024 (E)		4,270	421
6.000%, 05/16/2024 (E)		1,477	146
6.000%, 11/15/2026 (E)		22,269	2,233
5.500%, 04/12/2037 (E)		1,620	164
5.375%, 04/12/2027 (E)		7,825	782
Republic of Venezuela
12.750%, 08/23/2022 (E)		5,600	887
Venezuela Government International Bond
11.950%, 08/05/2031 (E)		13,800	2,143
9.250%, 05/07/2028 (E)		4,477	659
9.000%, 05/07/2024 (E)		4,100	574
8.250%, 10/13/2024 (E)		3,881	534
7.750%, 10/13/2024 (E)		12,016	1,502
			11,477

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		1,422	1,368

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Zambia — 0.8%
Zambia Government Bond
13.000%, 08/29/2026	ZMW	2,040	$70
13.000%, 12/18/2027		8,370	262
13.000%, 01/25/2031		56,225	1,414
12.000%, 02/21/2029		8,366	231
11.000%, 01/25/2026		27,670	970
11.000%, 06/28/2026		118,640	4,011
11.000%, 08/21/2028		16,734	475
Zambia Government International Bond
5.750%, 06/30/2031 (A)(B)		$859	750
5.750%, 06/30/2031 (B)		4,149	3,626
0.500%, 12/31/2053		3,841	1,903
0.500%, 12/31/2053 (A)		1,388	688
			14,400

Total Global Bonds
(Cost $1,653,507) ($ Thousands)			1,626,281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Notes
5.278%, USBMMY3M + 0.245%, 01/31/2026 (C)	$200	$200
5.183%, USBMMY3M + 0.150%, 04/30/2026 (C)	10,000	9,985
3.125%, 08/31/2029	21,700	21,081

Total U.S. Treasury Obligations
(Cost $30,493) ($ Thousands)		31,266

	Number of Participation Notes
LOAN PARTICIPATIONS— 0.1%
Russia — 0.1%
SRBIJA, 1st Lien, Expires 06/10/2028	1,700,000	1,877

Total Loan Participations
(Cost $1,838) ($ Thousands)		1,877

Total Investments in Securities — 95.4%
(Cost $1,685,838) ($ Thousands)		$1,659,424

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Korea 3-Year Bond	56	Sep-2024	$4,278	$4,432	$31
U.S. 2-Year Treasury Note	52	Dec-2024	10,802	10,792	(10)
U.S. 5-Year Treasury Note	218	Dec-2024	23,920	23,850	(70)
U.S. 10-Year Treasury Note	133	Dec-2024	15,186	15,104	(82)
U.S. Long Treasury Bond	73	Dec-2024	9,105	8,988	(117)
U.S. Ultra Long Treasury Bond	19	Dec-2024	2,545	2,507	(38)
			65,836	65,673	(286)
Short Contracts
Euro-Bobl	(14)	Sep-2024	$(1,759)	$(1,824)	$(32)
Euro-Bund 10-Year Bond	(154)	Sep-2024	(21,907)	(22,827)	(526)
Euro-Buxl	(25)	Sep-2024	(3,502)	(3,723)	(153)
Euro-Schatz	(4)	Sep-2024	(458)	(471)	(4)
			(27,626)	(28,845)	(715)
			$38,210	$36,828	$(1,001)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	09/30/24	ZAR	6,300	USD	343	$(10)
Barclays PLC	09/03/24	BRL	6,820	USD	1,242	38
Barclays PLC	09/04/24	USD	722	EUR	649	(4)
Barclays PLC	09/04/24	EUR	889	USD	994	10
Barclays PLC	09/04/24	EUR	1,775	USD	1,924	(41)
Barclays PLC	09/05/24	USD	1,242	BRL	6,820	(37)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/05/24	BRL	6,226	USD	1,133	$34
Barclays PLC	09/09/24	EUR	1,650	HUF	657,361	27
Barclays PLC	09/09/24	CLP	2,153,281	USD	2,299	(50)
Barclays PLC	09/18/24	USD	1,611	IDR	26,000,000	68
Barclays PLC	09/18/24	EUR	1,986	PLN	8,581	22
Barclays PLC	09/18/24	PEN	2,400	USD	643	2
Barclays PLC	09/18/24	USD	2,445	HUF	881,120	40
Barclays PLC	09/18/24	USD	2,917	TRY	116,910	457
Barclays PLC	09/18/24	USD	4,416	MXN	82,202	(240)
Barclays PLC	09/18/24	USD	7,152	CZK	166,000	192
Barclays PLC	09/18/24	CZK	28,189	EUR	1,117	(11)
Barclays PLC	09/18/24	THB	64,700	USD	1,767	(147)
Barclays PLC	09/18/24	TRY	116,910	USD	3,313	(62)
Barclays PLC	09/18/24	IDR	10,961,740	USD	672	(36)
Barclays PLC	09/19/24	USD	1,204	KRW	1,645,497	30
Barclays PLC	09/19/24	CNY	4,800	USD	661	(17)
Barclays PLC	09/19/24	USD	9,699	CNY	69,919	187
Barclays PLC	09/26/24	EUR	12,250	USD	13,667	93
Barclays PLC	10/03/24	EUR	1,736	USD	1,928	3
Barclays PLC	10/08/24	CNY	16,743	USD	2,311	(63)
Barclays PLC	10/10/24	USD	8,255	MXN	151,011	(610)
Barclays PLC	10/15/24	USD	2,405	TRY	86,800	8
Barclays PLC	10/15/24	GBP	6,000	USD	7,771	(116)
Barclays PLC	12/18/24	USD	3,117	TRY	124,420	124
Barclays PLC	12/18/24	TRY	74,943	USD	1,932	(20)
Barclays PLC	01/09/25	USD	730	TRY	29,002	8
Barclays PLC	01/09/25	TRY	71,439	USD	1,811	(8)
Barclays PLC	03/19/25	USD	4,020	TRY	196,640	641
Barclays PLC	03/19/25	TRY	74,980	USD	1,803	26
Barclays PLC	03/19/25	TRY	40,585	USD	953	(10)
Barclays PLC	05/07/25	USD	1,007	TRY	45,710	27
BNP Paribas	09/03/24	USD	1,197	BRL	6,820	8
BNP Paribas	09/04/24	USD	497	EUR	450	1
BNP Paribas	09/04/24	USD	1,229	THB	43,131	45
BNP Paribas	09/04/24	EUR	1,294	USD	1,414	(18)
BNP Paribas	09/05/24	USD	772	EUR	704	7
BNP Paribas	09/05/24	EUR	1,117	CZK	28,396	19
BNP Paribas	09/05/24	USD	1,200	SGD	1,602	29
BNP Paribas	09/05/24	USD	1,212	MXN	22,536	(65)
BNP Paribas	09/05/24	USD	1,460	BRL	8,106	(28)
BNP Paribas	09/05/24	BRL	24,428	USD	4,454	141
BNP Paribas	09/05/24	BRL	2,488	USD	439	—
BNP Paribas	09/09/24	USD	970	MYR	4,339	35
BNP Paribas	09/09/24	EUR	6,364	HUF	2,518,804	56
BNP Paribas	09/09/24	HUF	1,520,628	EUR	3,884	13
BNP Paribas	09/09/24	HUF	1,864,547	EUR	4,679	(77)
BNP Paribas	09/12/24	USD	1,099	IDR	17,497,670	32
BNP Paribas	09/18/24	USD	3,149	THB	114,160	228
BNP Paribas	09/18/24	EUR	4,390	CZK	110,889	44
BNP Paribas	09/18/24	USD	6,775	MYR	30,921	397

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	09/18/24	EUR	13,021	PLN	56,342	$166
BNP Paribas	09/18/24	PLN	23,636	EUR	5,509	(18)
BNP Paribas	09/18/24	THB	44,688	USD	1,242	(80)
BNP Paribas	09/18/24	PHP	55,702	USD	952	(40)
BNP Paribas	09/18/24	CZK	59,461	EUR	2,351	(27)
BNP Paribas	09/18/24	ZAR	8,842	USD	499	1
BNP Paribas	09/18/24	ZAR	63,529	USD	3,479	(95)
BNP Paribas	09/18/24	INR	710,848	USD	8,487	13
BNP Paribas	09/18/24	INR	42,051	USD	501	(1)
BNP Paribas	09/18/24	IDR	55,493,265	USD	3,432	(152)
BNP Paribas	09/19/24	USD	1,132	KRW	1,495,028	(12)
BNP Paribas	09/19/24	USD	1,231	CNY	8,780	11
BNP Paribas	09/19/24	CNY	8,993	USD	1,242	(30)
BNP Paribas	10/01/24	USD	2,417	TWD	79,068	68
BNP Paribas	10/01/24	TWD	38,170	USD	1,177	(23)
BNP Paribas	10/03/24	EUR	560	USD	622	1
BNP Paribas	10/03/24	USD	2,473	SGD	3,214	(3)
BNP Paribas	10/10/24	USD	1,218	THB	42,977	56
BNP Paribas	10/10/24	USD	2,651	MXN	52,539	9
BNP Paribas	10/10/24	USD	2,925	MXN	54,709	(156)
BNP Paribas	10/10/24	MXN	120,603	USD	6,586	480
BNP Paribas	10/11/24	USD	1,208	TWD	39,479	35
BNP Paribas	10/21/24	USD	1,221	THB	44,024	85
BNP Paribas	11/12/24	EUR	1,115	HUF	446,501	18
BNP Paribas	11/22/24	USD	2,790	INR	234,672	2
BNP Paribas	11/22/24	USD	2,523	INR	211,973	(1)
BNP Paribas	12/03/24	USD	1,251	TWD	39,465	—
BNP Paribas	01/17/25	EUR	4,740	RON	23,794	9
Citigroup	09/04/24	USD	2,865	EUR	2,637	54
Citigroup	09/04/24	EUR	443	USD	490	—
Citigroup	09/04/24	EUR	40,848	USD	44,263	(951)
Citigroup	09/04/24	BRL	202,049	USD	36,365	688
Citigroup	09/05/24	USD	242	BRL	1,372	—
Citigroup	09/05/24	USD	367	BRL	1,945	(24)
Citigroup	09/05/24	USD	1,207	SGD	1,612	30
Citigroup	09/05/24	BRL	6,334	USD	1,132	14
Citigroup	09/05/24	THB	128,793	USD	3,629	(176)
Citigroup	09/09/24	EUR	1,080	HUF	424,763	2
Citigroup	09/09/24	USD	2,358	CLP	2,184,594	24
Citigroup	09/09/24	HUF	1,324,813	EUR	3,358	(17)
Citigroup	09/09/24	CLP	1,780,551	USD	1,948	6
Citigroup	09/18/24	EUR	391	CZK	9,937	6
Citigroup	09/18/24	USD	1,133	THB	41,426	92
Citigroup	09/18/24	USD	2,037	PEN	7,620	(4)
Citigroup	09/18/24	USD	2,345	EUR	2,172	60
Citigroup	09/18/24	USD	2,468	INR	206,262	(10)
Citigroup	09/18/24	PEN	2,600	USD	696	2
Citigroup	09/18/24	EGP	5,300	USD	106	(3)
Citigroup	09/18/24	USD	5,533	COP	22,360,780	(173)
Citigroup	09/18/24	USD	5,669	IDR	92,110,267	279

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/18/24	EUR	7,730	USD	8,378	$(184)
Citigroup	09/18/24	USD	7,883	CZK	183,100	219
Citigroup	09/18/24	USD	9,156	ZAR	166,890	233
Citigroup	09/18/24	USD	1,917	MXN	37,800	3
Citigroup	09/18/24	USD	7,761	MXN	136,530	(826)
Citigroup	09/18/24	THB	12,962	USD	370	(14)
Citigroup	09/18/24	USD	29,326	PLN	118,620	1,384
Citigroup	09/18/24	MXN	43,868	USD	2,407	179
Citigroup	09/18/24	CZK	50,729	EUR	2,013	(15)
Citigroup	09/18/24	PLN	72,010	USD	18,305	(338)
Citigroup	09/18/24	ZMW	122,624	USD	4,612	(66)
Citigroup	09/18/24	CZK	241,170	USD	10,391	(280)
Citigroup	09/18/24	TWD	330,180	USD	10,091	(258)
Citigroup	09/18/24	INR	384,165	USD	4,572	(7)
Citigroup	09/18/24	ZAR	413,030	USD	22,006	(1,233)
Citigroup	09/18/24	PHP	423,980	USD	7,200	(349)
Citigroup	09/18/24	HUF	1,902,524	USD	5,170	(193)
Citigroup	09/18/24	UGX	15,992,291	USD	4,134	(157)
Citigroup	09/18/24	COP	27,216,524	USD	6,624	100
Citigroup	09/18/24	COP	6,824,703	USD	1,608	(28)
Citigroup	09/19/24	USD	1,770	CNY	12,808	41
Citigroup	09/19/24	CNY	8,013	USD	1,122	(10)
Citigroup	09/19/24	KRW	438,135	USD	321	(8)
Citigroup	09/23/24	USD	6,372	CLP	5,897,111	60
Citigroup	09/23/24	USD	4,306	CLP	3,939,265	(9)
Citigroup	09/24/24	USD	2,341	INR	196,300	(1)
Citigroup	09/27/24	COP	50,568,715	USD	12,421	314
Citigroup	10/03/24	EUR	550	USD	613	3
Citigroup	10/10/24	EUR	2,566	RON	12,821	7
Citigroup	10/10/24	THB	42,604	USD	1,175	(88)
Citigroup	11/12/24	EUR	549	HUF	219,814	9
Citigroup	11/12/24	HUF	671,126	EUR	1,694	(8)
Citigroup	11/20/24	USD	1,452	NGN	2,426,002	29
Citigroup	11/20/24	USD	297	NGN	388,690	(59)
Citigroup	11/20/24	NGN	885,080	USD	557	16
Citigroup	12/03/24	USD	33,362	BRL	187,109	(649)
Citigroup	12/18/24	USD	2,243	THB	75,458	5
Citigroup	12/18/24	USD	2,693	TWD	84,420	(11)
Citigroup	01/02/25	CNY	16,467	USD	2,310	(42)
Citigroup	01/17/25	EUR	306	RON	1,536	1
Citigroup	01/22/25	USD	1,545	EGP	76,101	(55)
Citigroup	01/22/25	EGP	27,778	USD	486	(57)
Citigroup	02/10/25	USD	240	NGN	425,409	11
Citigroup	02/13/25	USD	862	NGN	1,492,679	16
Citigroup	02/13/25	USD	298	NGN	398,690	(63)
Citigroup	02/13/25	NGN	1,600,000	USD	945	3
Citigroup	02/14/25	ZMW	46,151	USD	1,651	(57)
Citigroup	03/27/25	NGN	335,000	USD	206	12
Citigroup	05/14/25	ZMW	48,132	USD	1,670	(69)
Citigroup	05/20/25	USD	586	NGN	972,942	(36)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	08/12/25	USD	1,211	NGN	2,241,990	$11
Citigroup	08/14/25	ZMW	48,775	USD	1,643	(69)
Deutsche Bank	09/09/24	CLP	1,656,442	USD	1,823	17
Deutsche Bank	09/18/24	INR	62,386	USD	744	—
Deutsche Bank	09/26/24	JPY	50,000	USD	344	(1)
Deutsche Bank	09/30/24	USD	459	ZAR	8,400	13
Deutsche Bank	09/30/24	USD	1,245	IDR	19,283,490	(2)
Goldman Sachs	09/04/24	EUR	2,472	USD	2,717	(19)
Goldman Sachs	09/04/24	BRL	33,820	USD	5,957	(15)
Goldman Sachs	09/04/24	THB	43,383	USD	1,186	(96)
Goldman Sachs	09/04/24	USD	4,171	BRL	23,892	47
Goldman Sachs	09/04/24	USD	46,168	BRL	240,476	(3,706)
Goldman Sachs	09/05/24	USD	607	EUR	554	6
Goldman Sachs	09/05/24	USD	6,793	BRL	36,289	(386)
Goldman Sachs	09/18/24	EUR	239	PLN	1,040	5
Goldman Sachs	09/18/24	USD	524	PLN	2,100	20
Goldman Sachs	09/18/24	USD	1,162	COP	4,680,650	(40)
Goldman Sachs	09/18/24	USD	1,286	IDR	20,839,324	60
Goldman Sachs	09/18/24	USD	1,632	PEN	6,100	(5)
Goldman Sachs	09/18/24	USD	3,884	INR	325,440	(5)
Goldman Sachs	09/18/24	PEN	2,510	USD	670	—
Goldman Sachs	09/18/24	PEN	3,613	USD	948	(16)
Goldman Sachs	09/18/24	USD	7,488	EUR	6,840	88
Goldman Sachs	09/18/24	USD	5,853	ZAR	108,126	230
Goldman Sachs	09/18/24	USD	1,756	ZAR	31,111	(6)
Goldman Sachs	09/18/24	USD	8,268	HUF	2,973,190	113
Goldman Sachs	09/18/24	USD	10,941	THB	398,199	839
Goldman Sachs	09/18/24	USD	12,241	RON	56,730	380
Goldman Sachs	09/18/24	PLN	25,231	USD	6,408	(125)
Goldman Sachs	09/18/24	INR	61,986	USD	741	2
Goldman Sachs	09/18/24	THB	97,266	USD	2,666	(212)
Goldman Sachs	09/18/24	ZAR	110,263	USD	6,006	(197)
Goldman Sachs	09/18/24	MXN	115,360	USD	6,356	496
Goldman Sachs	09/18/24	CZK	505,440	USD	22,062	(301)
Goldman Sachs	09/18/24	COP	6,824,703	USD	1,643	7
Goldman Sachs	09/18/24	IDR	13,643,810	USD	853	(28)
Goldman Sachs	09/19/24	USD	1,245	KRW	1,684,395	18
Goldman Sachs	10/03/24	THB	106,118	USD	3,135	(8)
Goldman Sachs	10/10/24	USD	3,607	MXN	67,809	(174)
Goldman Sachs	10/10/24	MXN	22,301	USD	1,121	(8)
Goldman Sachs	10/11/24	PEN	10,614	USD	2,800	(32)
Goldman Sachs	10/11/24	TWD	37,985	USD	1,174	(22)
Goldman Sachs	11/22/24	USD	2,471	INR	207,667	—
Goldman Sachs	12/03/24	USD	1,268	TWD	39,994	(1)
Goldman Sachs	12/18/24	USD	640	ZAR	11,510	3
Goldman Sachs	12/18/24	USD	1,500	TRY	59,690	55
Goldman Sachs	12/18/24	USD	2,044	MXN	40,800	—
Goldman Sachs	12/18/24	CZK	6,300	USD	279	—
Goldman Sachs	12/18/24	USD	8,056	TWD	253,260	(11)
Goldman Sachs	12/18/24	ZAR	16,800	USD	938	—

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/18/24	TRY	29,100	USD	746	$(12)
Goldman Sachs	12/18/24	CLP	320,000	USD	349	—
Goldman Sachs	01/09/25	USD	1,771	TRY	72,633	79
Goldman Sachs	01/22/25	EGP	48,323	USD	949	3
Goldman Sachs	03/24/25	USD	1,269	TRY	59,297	130
Goldman Sachs	05/07/25	USD	1,006	TRY	45,710	28
Goldman Sachs	05/27/25	USD	1,243	TRY	56,697	15
Goldman Sachs	06/18/25	USD	2,513	TRY	115,616	5
Goldman Sachs	06/18/25	USD	449	TRY	20,500	(3)
Goldman Sachs	06/18/25	TRY	43,990	USD	946	(12)
JPMorgan Chase Bank	09/03/24	USD	1,001	PHP	58,364	38
JPMorgan Chase Bank	09/03/24	USD	7,224	CNY	52,016	115
JPMorgan Chase Bank	09/03/24	CNY	52,016	USD	7,292	(46)
JPMorgan Chase Bank	09/04/24	USD	1,417	IDR	22,657,042	49
JPMorgan Chase Bank	09/04/24	EUR	2,798	USD	3,049	(48)
JPMorgan Chase Bank	09/04/24	USD	3,683	EUR	3,351	26
JPMorgan Chase Bank	09/04/24	USD	4,910	EUR	4,399	(40)
JPMorgan Chase Bank	09/04/24	USD	9,679	IDR	149,169,442	(28)
JPMorgan Chase Bank	09/04/24	USD	23,207	BRL	120,911	(1,857)
JPMorgan Chase Bank	09/04/24	BRL	32,480	USD	5,970	234
JPMorgan Chase Bank	09/04/24	BRL	3,420	USD	603	(1)
JPMorgan Chase Bank	09/04/24	IDR	171,826,485	USD	10,546	(572)
JPMorgan Chase Bank	09/05/24	USD	3,469	BRL	19,013	(113)
JPMorgan Chase Bank	09/05/24	USD	3,509	EUR	3,142	(31)
JPMorgan Chase Bank	09/05/24	EUR	4,399	USD	4,910	40
JPMorgan Chase Bank	09/05/24	BRL	7,473	USD	1,371	51
JPMorgan Chase Bank	09/05/24	CZK	84,147	EUR	3,325	(41)
JPMorgan Chase Bank	09/09/24	USD	312	TRY	10,736	2
JPMorgan Chase Bank	09/09/24	USD	576	KRW	793,920	19
JPMorgan Chase Bank	09/09/24	USD	286	KRW	382,229	—
JPMorgan Chase Bank	09/09/24	EUR	2,078	HUF	826,658	30
JPMorgan Chase Bank	09/09/24	USD	2,770	IDR	42,654,403	(11)
JPMorgan Chase Bank	09/09/24	USD	5,129	HUF	1,858,042	109
JPMorgan Chase Bank	09/09/24	USD	4,702	CLP	4,416,395	115
JPMorgan Chase Bank	09/09/24	USD	2,372	CLP	2,169,782	(5)
JPMorgan Chase Bank	09/09/24	USD	7,782	CNY	55,504	54
JPMorgan Chase Bank	09/09/24	USD	9,207	THB	336,734	747
JPMorgan Chase Bank	09/09/24	TRY	11,302	USD	329	(1)
JPMorgan Chase Bank	09/09/24	USD	732	BRL	4,226	14
JPMorgan Chase Bank	09/09/24	USD	17,532	BRL	98,616	(128)
JPMorgan Chase Bank	09/09/24	CNY	54,640	USD	7,661	(53)
JPMorgan Chase Bank	09/09/24	BRL	105,574	USD	19,784	1,153
JPMorgan Chase Bank	09/09/24	THB	333,265	USD	9,733	(118)
JPMorgan Chase Bank	09/09/24	KRW	1,176,149	USD	855	(26)
JPMorgan Chase Bank	09/09/24	HUF	1,181,603	USD	3,335	4
JPMorgan Chase Bank	09/09/24	HUF	676,439	USD	1,835	(72)
JPMorgan Chase Bank	09/09/24	CLP	232,050	USD	255	2
JPMorgan Chase Bank	09/09/24	CLP	5,299,542	USD	5,738	(42)
JPMorgan Chase Bank	09/09/24	IDR	42,654,403	USD	2,609	(149)
JPMorgan Chase Bank	09/11/24	USD	963	INR	80,698	(1)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/13/24	USD	4,705	COP	18,971,703	$(154)
JPMorgan Chase Bank	09/13/24	COP	24,237,378	USD	5,836	22
JPMorgan Chase Bank	09/13/24	COP	540,897	USD	129	—
JPMorgan Chase Bank	09/16/24	USD	462	PEN	1,731	—
JPMorgan Chase Bank	09/16/24	PEN	8,425	USD	2,254	7
JPMorgan Chase Bank	09/16/24	PEN	2,187	USD	581	(2)
JPMorgan Chase Bank	09/18/24	EUR	1,084	PLN	4,716	20
JPMorgan Chase Bank	09/18/24	MYR	1,094	USD	233	(20)
JPMorgan Chase Bank	09/18/24	PEN	1,550	USD	418	4
JPMorgan Chase Bank	09/18/24	EUR	1,938	CZK	47,917	(26)
JPMorgan Chase Bank	09/18/24	USD	2,349	COP	9,504,237	(71)
JPMorgan Chase Bank	09/18/24	USD	2,407	INR	201,853	(1)
JPMorgan Chase Bank	09/18/24	USD	4,615	HUF	1,662,310	71
JPMorgan Chase Bank	09/18/24	USD	10,274	THB	370,706	693
JPMorgan Chase Bank	09/18/24	USD	11,586	IDR	187,000,543	492
JPMorgan Chase Bank	09/18/24	USD	4,043	IDR	62,442,052	(10)
JPMorgan Chase Bank	09/18/24	PLN	28,510	EUR	6,607	(64)
JPMorgan Chase Bank	09/18/24	PHP	34,760	USD	590	(29)
JPMorgan Chase Bank	09/18/24	CZK	48,265	EUR	1,911	(19)
JPMorgan Chase Bank	09/18/24	INR	66,210	USD	790	1
JPMorgan Chase Bank	09/18/24	INR	551,363	USD	6,564	(9)
JPMorgan Chase Bank	09/18/24	COP	6,982,364	USD	1,714	40
JPMorgan Chase Bank	09/18/24	IDR	152,399,827	USD	9,883	40
JPMorgan Chase Bank	09/18/24	IDR	58,265,708	USD	3,736	(26)
JPMorgan Chase Bank	09/19/24	CNY	1,267	USD	176	(3)
JPMorgan Chase Bank	09/19/24	THB	3,476	USD	96	(6)
JPMorgan Chase Bank	09/19/24	KRW	1,684,182	USD	1,238	(24)
JPMorgan Chase Bank	09/23/24	EUR	2,162	USD	2,400	5
JPMorgan Chase Bank	10/01/24	TWD	37,688	USD	1,162	(22)
JPMorgan Chase Bank	10/03/24	EUR	3,142	USD	3,514	32
JPMorgan Chase Bank	10/09/24	USD	73	TRY	2,606	—
JPMorgan Chase Bank	10/09/24	IDR	42,654,403	USD	2,766	18
JPMorgan Chase Bank	10/15/24	USD	100	ZAR	1,826	3
JPMorgan Chase Bank	10/15/24	USD	3,085	PHP	181,026	137
JPMorgan Chase Bank	10/15/24	USD	3,949	HUF	1,425,832	67
JPMorgan Chase Bank	10/15/24	USD	70	HUF	24,681	—
JPMorgan Chase Bank	10/15/24	PLN	8,343	USD	2,106	(53)
JPMorgan Chase Bank	10/15/24	HUF	109,501	USD	309	—
JPMorgan Chase Bank	10/15/24	HUF	212,163	USD	585	(13)
JPMorgan Chase Bank	10/15/24	ZAR	503,824	USD	27,488	(798)
JPMorgan Chase Bank	10/21/24	THB	43,383	USD	1,214	(73)
JPMorgan Chase Bank	11/04/24	USD	3,820	PHP	224,298	173
JPMorgan Chase Bank	11/12/24	USD	1	RON	6	—
JPMorgan Chase Bank	11/12/24	USD	451	MXN	9,084	6
JPMorgan Chase Bank	11/12/24	USD	309	MXN	6,137	—
JPMorgan Chase Bank	11/12/24	USD	5,393	PLN	21,495	167
JPMorgan Chase Bank	11/12/24	ZAR	12,953	USD	727	2
JPMorgan Chase Bank	11/12/24	ZAR	6,406	USD	356	(3)
JPMorgan Chase Bank	11/12/24	USD	25,955	ZAR	476,077	710
JPMorgan Chase Bank	11/12/24	MXN	341,518	USD	18,123	922

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	11/18/24	USD	1,680	PHP	96,394	$35
JPMorgan Chase Bank	11/18/24	USD	13,672	KRW	18,697,073	412
JPMorgan Chase Bank	11/18/24	USD	297	KRW	393,680	—
JPMorgan Chase Bank	11/18/24	KRW	525,308	USD	395	(1)
JPMorgan Chase Bank	12/02/24	USD	1,250	PHP	70,336	2
JPMorgan Chase Bank	12/02/24	PHP	4,351	USD	77	—
JPMorgan Chase Bank	12/09/24	USD	576	BRL	3,292	(1)
JPMorgan Chase Bank	12/09/24	USD	1,442	CLP	1,325,711	2
JPMorgan Chase Bank	12/09/24	USD	3,326	HUF	1,181,603	(3)
JPMorgan Chase Bank	12/09/24	USD	4,769	THB	160,821	18
JPMorgan Chase Bank	12/09/24	USD	5,683	CNY	40,075	32
JPMorgan Chase Bank	12/09/24	BRL	52,392	USD	9,197	44
JPMorgan Chase Bank	12/18/24	USD	1,301	GHS	20,679	(51)
JPMorgan Chase Bank	12/18/24	USD	6,720	THB	226,373	23
JPMorgan Chase Bank	12/18/24	COP	2,100,000	USD	496	(1)
JPMorgan Chase Bank	01/06/25	CNY	16,501	USD	2,312	(46)
JPMorgan Chase Bank	01/17/25	EUR	2,612	RON	13,111	5
JPMorgan Chase Bank	02/10/25	USD	1,031	NGN	1,566,833	(108)
JPMorgan Chase Bank	02/10/25	NGN	379,618	USD	295	71
JPMorgan Chase Bank	03/19/25	USD	2,592	PKR	863,135	373
JPMorgan Chase Bank	05/20/25	USD	468	NGN	761,028	(38)
Merrill Lynch	09/18/24	USD	6,920	MXN	129,830	(325)
Merrill Lynch	09/18/24	USD	17,034	SGD	22,940	583
Merrill Lynch	09/18/24	PLN	27,459	USD	6,992	(117)
Merrill Lynch	09/18/24	MXN	83,092	USD	4,625	404
Merrill Lynch	09/18/24	COP	8,116,705	USD	2,001	55
Merrill Lynch	09/18/24	COP	21,922,793	USD	5,179	(77)
Merrill Lynch	09/23/24	USD	5,215	CLP	4,717,012	(70)
Merrill Lynch	09/23/24	CLP	6,345,580	USD	6,820	(101)
Merrill Lynch	12/18/24	USD	1,357	CNY	9,520	1
Merrill Lynch	05/07/25	USD	2,727	PKR	863,135	216
Midland Walwyn Capital Inc.	09/04/24	THB	60,623	USD	1,658	(133)
Midland Walwyn Capital Inc.	09/18/24	USD	247	IDR	3,982,054	10
Midland Walwyn Capital Inc.	09/18/24	USD	1,154	MYR	5,418	103
Midland Walwyn Capital Inc.	09/18/24	MYR	3,248	USD	752	(1)
Midland Walwyn Capital Inc.	09/18/24	IDR	5,732,077	USD	349	(21)
Midland Walwyn Capital Inc.	09/19/24	CNY	14,690	USD	2,020	(57)
Midland Walwyn Capital Inc.	10/08/24	USD	397	CNY	2,807	—
Midland Walwyn Capital Inc.	01/17/25	RON	1,387	EUR	276	(1)
Morgan Stanley	09/04/24	BRL	4,731	USD	862	26
Morgan Stanley	09/05/24	USD	862	BRL	4,733	(26)
Morgan Stanley	09/05/24	EUR	3,295	CZK	82,479	1
Morgan Stanley	09/09/24	EUR	1,207	HUF	472,813	(3)
Morgan Stanley	09/18/24	CZK	82,609	EUR	3,299	(1)
Morgan Stanley	09/27/24	COP	5,035,566	USD	1,214	8
Morgan Stanley	09/30/24	USD	931	ZAR	17,100	30
Morgan Stanley	09/30/24	USD	2,507	IDR	38,797,594	(5)
Morgan Stanley	09/30/24	ZAR	21,630	USD	1,177	(38)
Morgan Stanley	10/10/24	HKD	97,600	USD	12,526	(8)
Morgan Stanley	11/22/24	COP	200,000	USD	49	2

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	01/09/25	TRY	30,196	USD	693	$(76)
Morgan Stanley	03/24/25	TRY	27,120	USD	637	(3)
SCB Securities	09/04/24	THB	45,243	USD	1,236	(101)
SCB Securities	09/04/24	BRL	108,779	USD	19,777	569
SCB Securities	09/05/24	BRL	18,361	USD	3,376	134
SCB Securities	09/18/24	EUR	1,269	CZK	31,736	(1)
SCB Securities	09/18/24	USD	2,765	THB	100,315	203
SCB Securities	09/18/24	USD	19,745	BRL	108,779	(568)
SCB Securities	09/18/24	INR	72,571	USD	867	2
SCB Securities	09/18/24	PHP	144,569	USD	2,454	(121)
SCB Securities	09/19/24	USD	41	CNY	294	1
SCB Securities	09/19/24	CNY	6,356	USD	882	(16)
Standard Bank	09/18/24	USD	922	PLN	3,640	20
Standard Bank	09/18/24	USD	2,067	MXN	38,250	(124)
Standard Bank	09/18/24	PLN	2,070	USD	514	(21)
Standard Bank	09/18/24	USD	2,169	GHS	33,099	(64)
Standard Bank	09/18/24	USD	3,201	ZMW	84,180	10
Standard Bank	09/18/24	USD	3,683	INR	307,660	(15)
Standard Bank	09/18/24	USD	4,088	THB	148,997	320
Standard Bank	09/18/24	EUR	4,226	USD	4,540	(141)
Standard Bank	09/18/24	USD	6,333	COP	26,656,130	57
Standard Bank	09/18/24	USD	8,148	MYR	37,854	633
Standard Bank	09/18/24	USD	8,286	PHP	468,840	62
Standard Bank	09/18/24	USD	10,296	TWD	330,180	53
Standard Bank	09/18/24	ZMW	13,680	USD	498	(23)
Standard Bank	09/18/24	USD	14,247	IDR	232,475,406	767
Standard Bank	09/18/24	CZK	24,480	USD	1,058	(25)
Standard Bank	09/18/24	MYR	37,988	USD	8,499	(313)
Standard Bank	09/18/24	ZAR	71,270	USD	4,012	2
Standard Bank	09/18/24	ZAR	26,790	USD	1,491	(16)
Standard Bank	09/18/24	PEN	108,729	USD	28,770	(237)
Standard Bank	09/18/24	HUF	230,000	USD	622	(26)
Standard Bank	09/18/24	THB	452,160	USD	12,456	(920)
Standard Bank	09/18/24	PHP	481,160	USD	8,202	(365)
Standard Bank	09/18/24	UGX	5,399,799	USD	1,400	(48)
Standard Bank	09/18/24	COP	28,797,495	USD	7,105	202
Standard Bank	09/19/24	CNY	11,498	USD	1,592	(34)
Standard Bank	09/23/24	USD	1,155	CLP	1,090,020	34
Standard Bank	09/23/24	USD	1,921	CLP	1,744,869	(18)
Standard Bank	11/20/24	NGN	1,929,612	USD	1,221	44
Standard Bank	12/18/24	USD	356	MYR	1,530	2
Standard Bank	12/18/24	MYR	3,300	USD	769	(2)
Standard Bank	02/13/25	USD	3,016	NGN	4,841,000	(168)
State Street	09/05/24	BRL	6,252	USD	1,148	44
State Street	09/18/24	IDR	18,912,051	USD	1,224	3
State Street	09/27/24	COP	14,014,844	USD	3,420	65
State Street	09/30/24	IDR	12,496,260	USD	806	—
						$(1,101)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2024, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.41.V1	1.00%	Quarterly	06/20/2029	$17,101	$449	$514	$(65)
CDX.EM.41.V1	1.00%	Quarterly	06/20/2029	6,000	158	151	7
					$607	$665	$(58)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	12.68%	Annually	01/04/2027	BRL	16,495	$64	$–	$64
1-DAY BRL - CETIP	10.588%	Annually	01/02/2026	BRL	19,997	(58)	–	(58)
1-DAY BRL - CETIP	11.055%	Annually	01/02/2026	BRL	18,647	(35)	–	(35)
1-DAY BRL - CETIP	11.57%	Annually	01/02/2026	BRL	13,824	(10)	–	(10)
1-DAY BRL - CETIP	10.29%	Annually	01/02/2029	BRL	6,476	(80)	–	(80)
1-DAY BRL - CETIP	11.815%	Annually	01/04/2027	BRL	5,560	(2)	–	(2)
1-DAY BRL - CETIP	10.828%	Annually	01/04/2027	BRL	7,312	(30)	–	(30)
1-DAY BRL - CETIP	12.7575%	Annually	01/04/2027	BRL	21,758	91	–	91
1-DAY BRL - CETIP	10.17%	Annually	01/04/2027	BRL	10,697	(75)	–	(75)
1-DAY BRL - CETIP	10.55%	Annually	01/04/2027	BRL	21,648	(111)	–	(111)
1-DAY BRL - CETIP	9.69%	Annually	01/04/2027	BRL	10,190	(87)	–	(87)
1-DAY BRL - CETIP	10.93%	Annually	01/04/2027	BRL	11,671	(44)	–	(44)
1-DAY BRL - CETIP	11.5%	Annually	01/04/2027	BRL	55,465	(83)	(8)	(75)
1-DAY BRL - CETIP	11.79%	Annually	01/04/2027	BRL	14,674	(8)	–	(8)
CLICP	5.36%	Semi-Annually	05/02/2027	CLP	3,912,435	69	–	69
6.12%	CLICP	Semi-Annually	10/24/2033	CLP	1,730,729	(172)	–	(172)
5.56% FIXED	CLICP	Semi-Annually	12/20/2033	CLP	3,700,000	(199)	(127)	(72)
CLICP	1.36%	Semi-Annually	06/17/2025	CLP	2,668,591	(88)	–	(88)
2.33%	CLICP	Semi-Annually	06/05/2030	CLP	1,146,740	153	–	153
7.81%	IBRCOL	Quarterly	08/08/2034	COP	2,201,966	–	–	–
3.7% FIXED	SONIA	Annually	03/20/2054	GBP	3,200	69	(93)	162
28-DAY MXN TIIE	8.04%	Monthly	01/07/2028	MXN	34,527	(60)	–	(60)
28-DAY MXN TIIE	8.57934809%	Monthly	02/03/2028	MXN	54,682	(52)	(4)	(48)
28-DAY MXN TIIE	8.77%	Monthly	03/09/2029	MXN	39,140	(26)	–	(26)
28-DAY MXN TIIE	9.685%	Monthly	05/13/2027	MXN	39,323	15	–	15
28-DAY MXN TIIE	9.49%	Monthly	05/28/2029	MXN	21,033	16	–	16
28-DAY MXN TIIE	8.935%	Monthly	08/17/2028	MXN	31,740	(12)	–	(12)
28-DAY MXN TIIE	8.905%	Monthly	08/17/2028	MXN	31,740	(14)	–	(14)
28-DAY MXN TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(108)	–	(108)
7.64%	28-DAY MXN TIIE	Monthly	01/01/2032	MXN	38,803	153	–	153
9.77%	28-DAY MXN TIIE	Monthly	10/08/2038	MXN	33,236	(83)	–	(83)
28-DAY MXN TIIE	9.26%	Monthly	10/30/2028	MXN	32,605	7	–	7
28-DAY MXN TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(50)	–	(50)
28-DAY MXN TIIE	9.17%	Monthly	07/27/2029	MXN	23,457	4	–	4
28-DAY MXN TIIE	9.065%	Monthly	08/27/2029	MXN	76,802	2	–	2
10.0455% FIXED	28-DAY MXN TIIE	Monthly	03/20/2025	MXN	73,665	10	–	10
8.19% FIXED	3-MONTH JIBOR	Quarterly	11/23/2028	ZAR	167,550	(250)	–	(250)
3-MONTH JIBOR	9.15%	Quarterly	03/20/2039	ZAR	83,000	8	44	(36)
3.16850%	6-MONTH EURIBOR	Semi-Annually	12/20/2033	EUR	4,400	(251)	(60)	(191)
6-MONTH BUBOR	6.18%	Semi-Annually	03/21/2029	HUF	65,582	4	–	4
6-MONTH PRIBOR	3.495%	Semi-Annually	02/08/2029	CZK	41,328	7	–	7
6-MONTH PRIBOR	3.3175%	Semi-Annually	03/18/2029	CZK	51,700	(9)	–	(9)
6-MONTH PRIBOR	3.9985%	Semi-Annually	07/09/2026	CZK	189,862	59	–	59
3.8725%	6-MONTH PRIBOR	Annually	07/09/2034	CZK	34,799	(42)	–	(42)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.809%	6-MONTH PRIBOR	Annually	07/11/2029	CZK	68,096	$(53)	$–	$(53)
6-MONTH PLN - WIBOR	5.415%	Semi-Annually	06/24/2026	PLN	33,012	61	–	61
5.2%	6-MONTH WIBOR	Annually	06/24/2034	PLN	6,310	(72)	–	(72)
4.52%	6-MONTH WIBOR	Annually	08/22/2029	PLN	15,769	5	–	5
5.02% FIXED	6-MONTH WIBOR	Annually	08/20/2026	PLN	22,056	5	–	5
6-MONTH HUF - BUBOR	5.659% FIXED	Semi-Annually	02/26/2029	HUF	445,498	1	–	1
6-MONTH HUF - BUBOR	5.945% FIXED	Semi-Annually	12/20/2033	HUF	1,037,000	2	–	2
1-DAY BRL - CETIP	11.40% FIXED	Annually	01/02/2029	BRL	36,444	(175)	(21)	(154)
CNY-CNREPOFIX-CFXS	1.953% FIXED	Quarterly	06/21/2029	CNY	52,405	57	–	57
PRIBOR	3.17%	Semi-Annually	12/18/2029	CZK	52,185	(19)	–	(19)
6-MONTH CZK	3.27% FIXED	Semi-Annually	08/20/2029	CZK	56,378	(15)	–	(15)
6-MONTH BUBOR	5.9142% FIXED	Semi-Annually	07/30/2026	HUF	1,199,630	7	–	7
7.51% FIXED	CLICP	Semi-Annually	04/13/2025	CLP	2,122,536	(31)	–	(31)
3-MONTH JIBOR	8.33% FIXED	Quarterly	03/06/2029	ZAR	153,000	270	–	270
1.1% FIXED	1-DAY JPOIS	Annually	09/18/2034	JPY	1,133,000	(136)	(14)	(122)
2.4% FIXED	6-MONTH EURIBOR	Annually	03/20/2054	EUR	1,500	(7)	47	(54)
28-DAY MXN TIIE	10.155% FIXED	Monthly	07/27/2026	MXN	200,000	89	1	88
MXN INTERBANK	10.2595%	Monthly	06/29/2026	MXN	105,000	51	–	51
28-DAY MXN TIIE	10.2595% FIXED	Monthly	07/23/2026	MXN	70,640	38	–	38
28-DAY MXN TIIE	8.61% FIXED	Monthly	12/12/2029	MXN	353,380	(236)	–	(236)
28-DAY MXN TIIE	8.836%	Monthly	12/12/2029	MXN	52,000	(11)	2	(13)
28-DAY MXN TIIE	8.942% FIXED	Monthly	12/12/2029	MXN	83,000	6	–	6
28-DAY MXN TIIE	9.7429% FIXED	Monthly	02/27/2026	MXN	125,000	(12)	–	(12)
6-MONTH PRIBOR	3.27% FIXED	Semi-Annually	08/20/2029	CZK	56,378	(15)	–	(15)
6-MONTH PRIBOR	4.7697% FIXED	Semi-Annually	10/06/2028	CZK	40,711	94	–	94
6-MONTH PRIBOR	3.1895% FIXED	Semi-Annually	12/18/2029	CZK	166,000	(53)	–	(53)
6-MONTH PRIBOR	3.1925% FIXED	Semi-Annually	12/18/2029	CZK	57,121	(18)	–	(18)
6-MONTH PRIBOR	3.2145%	Semi-Annually	08/09/2029	CZK	80,600	(31)	–	(31)
PRIBOR	3.187%	Semi-Annually	12/18/2029	CZK	57,121	(18)	–	(18)
SOFR	4%	Annually	09/18/2034	USD	4,500	73	144	(71)
2.8% FIXED	THOR	Quarterly	03/20/2034	THB	140,000	(116)	(38)	(78)
4.6075% FIXED	6-MONTH WIBOR	Annually	12/18/2026	PLN	54,500	41	–	41
4.761%	6-MONTH WIBOR	Annually	12/18/2026	PLN	22,401	–	–	–
5.03% FIXED	6-MONTH WIBOR	Annually	08/20/2026	PLN	22,056	4	–	4
5.376% FIXED	6-MONTH WIBOR	Annually	07/24/2026	PLN	49,490	(60)	3	(63)
5.415% FIXED	6-MONTH WIBOR	Annually	07/24/2026	PLN	91,910	(128)	–	(128)
4.713% FIXED	6-MONTH WIBOR	Annually	12/18/2026	PLN	22,401	6	–	6
4.7875%	WIBOR	Annually	12/18/2026	PLN	6,886	(1)	–	(1)
						$(1,705)	$(124)	$(1,581)

A list of the open OTC swap agreements held by the Fund at August 31, 2024, is as follows:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays Bank PLC	BCYD	1.00%	Quarterly	06/20/2029	$4,500	$149	$188	$(39)
Morgan Stanley	Republic of Turkey	1.00%	Quarterly	12/20/2025	3,700	7	29	(22)
Morgan Stanley	Republic of Colombia	1.00%	Quarterly	06/20/2026	6,400	(46)	(22)	(24)
Morgan Stanley	Republic of South Africa	1.00%	Quarterly	06/20/2026	4,900	(37)	22	(59)
Morgan Stanley	Republic of Turkey	1.00%	Quarterly	06/20/2026	3,000	21	19	2
Morgan Stanley	Arab Republic of Egypt	1.00%	Quarterly	12/20/2028	2,500	437	805	(368)
Morgan Stanley	State of Israel	1.00%	Quarterly	06/20/2029	700	9	10	(1)
Morgan Stanley	State of Israel	1.00%	Quarterly	06/20/2029	700	9	10	(1)
Morgan Stanley	United States of Mexico	1.00%	Quarterly	06/20/2029	7,200	25	(13)	38
						$574	$1,048	$(474)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Emerging Markets Debt Fund (Concluded)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ABSA Bank	4.91% FIXED	6-MONTH CLICP	Semi-Annually	06/10/2026	CLP	11,915,191	$10	$–	$10
ABSA Bank	5.02% FIXED	6-MONTH CLICP	Semi-Annually	06/11/2026	CLP	3,971,202	(6)	–	(6)
Bank of America	5.155%	CLICP	Semi-Annually	08/05/2026	CLP	2,322,320	(16)	–	(16)
Citigroup	CNRR007	2.0847%	Quarterly	07/04/2025	CNY	56,261	47	–	47
Citigroup	1-DAY BRL - CETIP	9.845% FIXED	Annually	01/04/2027	BRL	24,572	18	–	18
Citigroup	1-DAY BRL - CETIP	9.945% FIXED	Annually	01/04/2027	BRL	35,389	63	–	63
Citigroup	CNRR007	2.4016%	Quarterly	07/04/2028	CNY	17,256	69	–	69
Citigroup	11.57997%	BRL CETIP	Annually	01/02/2029	BRL	1,878	6	–	6
Citigroup	CNRR007	2.09% FIXED	Quarterly	02/27/2029	CNY	25,190	27	–	27
Citigroup	CNRR007	2.0725% FIXED	Quarterly	03/07/2029	CNY	24,000	44	–	44
Citigroup	CNRR007	2.091% FIXED	Quarterly	04/11/2029	CNY	7,870	16	–	16
Citigroup	4.905% FIXED	6-MONTH-CLP-BLOOMBERG	Semi-Annually	06/14/2029	CLP	7,330,000	(29)	–	(29)
Goldman Sachs	4.99% FIXED	CLICP	Semi-Annually	05/23/2026	CLP	12,852,000	20	–	20
JPMorgan Chase	28-DAY MXN TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(143)	–	(143)
							$126	$–	$126

Percentages are based on Net Assets of $1,739,842 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $197,378 ($ Thousands), representing 11.3% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Security is in default on interest payment.
(F)	Zero coupon security.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)

Security considered restricted, excluding 144A. The total market value of such securities as of August 31, 2024 was $14 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(I)	Level 3 security in accordance with fair value hierarchy.

A list of the restricted securities, excluding 144a, held by the Fund at August 31, 2024, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Global Bond
Vnesheconombank Via VEB Finance	$240	9/28/2011	$243	$14
			$243	$14

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Inflation Indexed Bonds
2.125%, 04/15/2029	$17,781	$18,107
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/2029	7,503	8,217
3.625%, 04/15/2028	6,313	6,710
2.500%, 01/15/2029	5,940	6,140
2.375%, 01/15/2027	6,532	6,589
2.375%, 10/15/2028	16,979	17,471
2.000%, 01/15/2026	6,742	6,690
1.750%, 01/15/2028	6,153	6,146
1.625%, 10/15/2027	16,608	16,571
1.250%, 04/15/2028	16,396	16,081
0.875%, 01/15/2029	11,472	11,081
0.750%, 07/15/2028	13,352	12,913
0.625%, 01/15/2026	14,236	13,874
0.500%, 01/15/2028	15,035	14,410
0.375%, 01/15/2027	13,292	12,798
0.375%, 07/15/2027	14,720	14,172
0.250%, 07/15/2029	13,534	12,699
0.125%, 10/15/2025	13,619	13,270
0.125%, 10/15/2025	1,533	1,494
0.125%, 04/15/2026	11,670	11,251
0.125%, 07/15/2026	14,335	13,856
0.125%, 10/15/2026	16,204	15,615
0.125%, 04/15/2027	16,555	15,795

Total U.S. Treasury Obligations
(Cost $275,424) ($ Thousands)		271,950

Total Investments in Securities — 99.4%
(Cost $275,424) ($ Thousands)		$271,950

Percentages are based on Net Assets of $273,583 ($ Thousands).

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 34.8%
U.S. Treasury Inflation-Protected Securities
1.250%, 04/15/2028	$34,225	$33,567
U.S. Treasury Notes
5.158%, USBMMY3M + 0.125%, 07/31/2025 (A)	23,120	23,099
4.375%, 07/31/2026	25,849	26,043
4.000%, 12/15/2025	113,365	113,050
3.750%, 08/31/2026	181,550	180,947
3.750%, 08/15/2027	63,400	63,331
3.625%, 08/31/2029	370	368
3.250%, 06/30/2027	24,325	23,968
2.500%, 03/31/2027	16,900	16,361
1.250%, 12/31/2026	49,075	46,263
0.750%, 08/31/2026	70,640	66,366
0.500%, 02/28/2026	120,865	114,604
0.500%, 10/31/2027	32,610	29,441
0.250%, 09/30/2025	29,530	28,274

Total U.S. Treasury Obligations
(Cost $762,415) ($ Thousands)		765,682

CORPORATE OBLIGATIONS — 25.9%
Communication Services — 1.1%
AT&T
2.300%, 06/01/2027	2,000	1,892
Netflix
5.875%, 02/15/2025	915	917
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (B)	750	754
4.738%, 03/20/2025 (B)	155	154
T-Mobile USA
3.750%, 04/15/2027	640	629
2.250%, 02/15/2026	15,665	15,135
Warnermedia Holdings
3.755%, 03/15/2027	3,900	3,736

		23,217

Consumer Discretionary — 2.9%
BMW US Capital LLC
4.650%, 08/13/2026 (B)	15,275	15,337
Hyundai Capital America
5.450%, 06/24/2026 (B)	10,355	10,481
Toyota Motor Credit
5.200%, 05/15/2026	16,040	16,264
Volkswagen Group of America Finance LLC
4.900%, 08/14/2026 (B)	12,830	12,857
YMCA of Greater New York
2.303%, 08/01/2026	8,590	8,076

		63,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 2.4%
BAT Capital
3.557%, 08/15/2027	$1,736	$1,694
Bayer US Finance II LLC
4.375%, 12/15/2028 (B)	245	240
4.250%, 12/15/2025 (B)	580	573
Bayer US Finance LLC
6.250%, 01/21/2029 (B)	1,445	1,514
Bon Secours Mercy Health
3.382%, 11/01/2025	4,504	4,418
CommonSpirit Health
2.760%, 10/01/2024	460	459
1.547%, 10/01/2025	11,740	11,269
Constellation Brands
3.700%, 12/06/2026	13,810	13,564
JBS USA Holding Lux Sarl
5.125%, 02/01/2028	1,270	1,276
3.000%, 02/02/2029	1,025	947
Philip Morris International
4.750%, 02/12/2027	17,135	17,289

		53,243

Energy — 0.1%
Energy Transfer
5.950%, 12/01/2025	748	755
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	1,500	1,493

		2,248

Financials — 11.7%
American Express
2.250%, 03/04/2025	2,485	2,451
Avolon Holdings Funding
3.250%, 02/15/2027 (B)	990	948
2.750%, 02/21/2028 (B)	580	537
2.528%, 11/18/2027 (B)	133	123
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	4,689	4,521
Bank of America MTN
2.551%, SOFRRATE + 1.050%, 02/04/2028 (A)	17,840	17,013
2.087%, SOFRRATE + 1.060%, 06/14/2029 (A)	885	810
1.319%, SOFRRATE + 1.150%, 06/19/2026 (A)	2,515	2,441
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (A)	1,165	1,137
Citibank
4.929%, 08/06/2026	12,505	12,611

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
6.065%, SOFRRATE + 0.686%, 10/30/2024 (A)	$1,165	$1,165
3.520%, TSFR3M + 1.413%, 10/27/2028 (A)	1,645	1,595
1.462%, SOFRRATE + 0.770%, 06/09/2027 (A)	4,295	4,062
Discover Bank
2.450%, 09/12/2024	987	986
DNB Bank
0.856%, H15T1Y + 0.330%, 09/30/2025 (A)(B)	1,235	1,230
Federation des Caisses Desjardins du Quebec
4.850%, 10/14/2025 (B)	15,400	15,445
General Electric MTN
5.884%, TSFR3M + 0.642%, 05/05/2026 (A)	330	331
Global Payments
2.150%, 01/15/2027	1,725	1,633
Goldman Sachs Bank USA NY
5.283%, SOFRRATE + 0.777%, 03/18/2027 (A)	16,020	16,141
Goldman Sachs Group
1.542%, SOFRRATE + 0.818%, 09/10/2027 (A)	5,460	5,127
1.431%, SOFRRATE + 0.798%, 03/09/2027 (A)	515	489
Guardian Life Global Funding
5.737%, 10/02/2028 (B)	2,925	3,079
HSBC Holdings PLC
2.099%, SOFRRATE + 1.929%, 06/04/2026 (A)	2,455	2,398
2.013%, SOFRRATE + 1.732%, 09/22/2028 (A)	1,090	1,006
ING Groep
3.869%, SOFRRATE + 1.640%, 03/28/2026 (A)	1,230	1,221
Jackson National Life Global Funding
5.600%, 04/10/2026 (B)	13,310	13,446
JPMorgan Chase
5.040%, SOFRRATE + 1.190%, 01/23/2028 (A)	7,735	7,828
2.182%, SOFRRATE + 1.890%, 06/01/2028 (A)	2,000	1,880
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	1,855	1,820
2.005%, TSFR3M + 1.585%, 03/13/2026 (A)	857	842
1.578%, SOFRRATE + 0.885%, 04/22/2027 (A)	2,478	2,358
1.040%, TSFR3M + 0.695%, 02/04/2027 (A)	3,805	3,616

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group PLC
1.627%, H15T1Y + 0.850%, 05/11/2027 (A)	$3,295	$3,124
MassMutual Global Funding II MTN
5.100%, 04/09/2027 (B)	10,840	11,077
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (B)	2,500	2,450
Metropolitan Life Global Funding I MTN
5.050%, 01/06/2028 (B)	2,000	2,036
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/2027 (A)	900	855
0.985%, SOFRRATE + 0.720%, 12/10/2026 (A)	3,775	3,590
Morgan Stanley MTN
1.512%, SOFRRATE + 0.858%, 07/20/2027 (A)	20,205	19,055
Morgan Stanley Bank
4.754%, 04/21/2026	11,550	11,596
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	2,720	2,602
Nationwide Mutual Insurance
7.891%, US0003M + 2.290%, 12/15/2024 (A)(B)	1,000	999
New York Life Global Funding MTN
5.450%, 09/18/2026 (B)	6,694	6,834
Northwestern Mutual Global Funding
5.070%, 03/25/2027 (B)	5,070	5,179
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (A)	8,035	8,357
5.582%, SOFRRATE + 1.841%, 06/12/2029 (A)	970	1,002
Principal Life Global Funding II
5.000%, 01/16/2027 (B)	9,035	9,154
Royal Bank of Canada MTN
5.069%, SOFRRATE + 0.790%, 07/23/2027 (A)	10,315	10,432
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	1,380	1,303
State Street
5.272%, 08/03/2026	14,155	14,376
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (A)	325	340
4.653%, SOFRRATE + 1.230%, 02/01/2029 (A)	2,215	2,217
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	3,110	3,212
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	2,000	1,887

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.164%, TSFR3M + 1.012%, 02/11/2026 (A)	$4,145	$4,088
Willis North America
4.650%, 06/15/2027	615	616

		256,671

Health Care — 0.9%
AbbVie
3.800%, 03/15/2025	35	35
Amgen
5.150%, 03/02/2028	2,465	2,518
Bristol-Myers Squibb
4.950%, 02/20/2026	10,745	10,841
HCA
5.875%, 02/15/2026	1,500	1,512
5.250%, 04/15/2025	465	465
3.125%, 03/15/2027	1,000	964
Humana
5.700%, 03/13/2026	600	600
3.850%, 10/01/2024	1,500	1,498
Revvity
0.850%, 09/15/2024	1,170	1,168
Thermo Fisher Scientific
1.215%, 10/18/2024	1,375	1,368

		20,969

Industrials — 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	15,325	15,946
2.450%, 10/29/2026	255	243
1.650%, 10/29/2024	650	646
Air Lease
3.375%, 07/01/2025	400	394
2.200%, 01/15/2027	770	728
Air Lease MTN
5.300%, 06/25/2026	17,925	18,126
BAE Systems Holdings
3.850%, 12/15/2025 (B)	625	617
Boeing
6.259%, 05/01/2027 (B)	1,325	1,363

		38,063

Information Technology — 0.2%
Open Text
6.900%, 12/01/2027 (B)	1,610	1,690
Oracle
2.800%, 04/01/2027	1,000	961
1.650%, 03/25/2026	1,865	1,781

		4,432

Materials — 0.8%
Amcor Flexibles North America
4.000%, 05/17/2025	1,165	1,155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berry Global
5.500%, 04/15/2028	$765	$777
4.875%, 07/15/2026 (B)	466	461
International Flavors & Fragrances
2.300%, 11/01/2030 (B)	440	382
1.832%, 10/15/2027 (B)	2,490	2,284
Newmont
5.300%, 03/15/2026 (B)	11,595	11,702

		16,761

Real Estate — 1.0%
American Tower
5.250%, 07/15/2028	3,145	3,212
3.600%, 01/15/2028	175	169
Crown Castle
3.800%, 02/15/2028	3,700	3,596
Digital Realty Trust
3.600%, 07/01/2029	615	588
DOC DR LLC
4.300%, 03/15/2027	1,880	1,865
Extra Space Storage
5.700%, 04/01/2028	1,195	1,234
4.000%, 06/15/2029	1,230	1,193
3.875%, 12/15/2027	1,625	1,589
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	1,000	1,008
4.000%, 01/15/2031	1,370	1,269
Healthcare Realty Holdings LP
3.500%, 08/01/2026	1,625	1,588
Hudson Pacific Properties LP
4.650%, 04/01/2029	630	521
3.950%, 11/01/2027	52	46
3.250%, 01/15/2030	480	355
Kilroy Realty
3.450%, 12/15/2024	920	914
LXP Industrial Trust
6.750%, 11/15/2028	1,690	1,793
VICI Properties
5.750%, 02/01/2027 (B)	725	734
VICI Properties LP
4.950%, 02/15/2030	115	115
VICI Properties LP / VICI Note Co
4.625%, 06/15/2025 (B)	185	183
4.125%, 08/15/2030 (B)	310	292

		22,264

Utilities — 3.1%
Alliant Energy Finance LLC
5.950%, 03/30/2029 (B)	1,565	1,643
1.400%, 03/15/2026 (B)	2,030	1,915
American Electric Power
5.750%, 11/01/2027	550	570

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dominion Energy
3.300%, 03/15/2025	$1,570	$1,553
Eversource Energy
2.900%, 03/01/2027	2,505	2,404
FirstEnergy Pennsylvania Electric
5.150%, 03/30/2026 (B)	665	668
4.000%, 04/15/2025 (B)	315	312
Georgia Power
5.004%, 02/23/2027	12,725	12,924
ITC Holdings
4.950%, 09/22/2027 (B)	2,100	2,120
National Rural Utilities Cooperative Finance MTN
4.800%, 02/05/2027	12,290	12,440
NextEra Energy Capital Holdings
5.749%, 09/01/2025	17,095	17,236
Southern California Edison
5.350%, 03/01/2026	15,175	15,356

		69,141

Total Corporate Obligations
(Cost $565,042) ($ Thousands)		570,024

ASSET-BACKED SECURITIES — 23.6%
Automotive — 13.0%

Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl D
6.315%, 05/17/2032 (B)	1,508	1,529
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	1,171	1,132
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl C
5.320%, 04/18/2028	3,000	3,029
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (B)	2,424	2,499
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (B)	4,478	4,177
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-1A, Cl A
3.830%, 08/21/2028 (B)	19,080	18,614
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-2A, Cl A
5.200%, 10/20/2027 (B)	7,550	7,601
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/2032 (B)	5,106	5,175
CarMax Auto Owner Trust, Ser 2022-2, Cl A4
3.620%, 09/15/2027	3,632	3,576

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2023-2, Cl A3
5.050%, 01/18/2028	$5,000	$5,019
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	1,000	1,012
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	6,650	6,715
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	8,330	8,392
CarMax Auto Owner Trust, Ser 2024-1, Cl B
5.170%, 08/15/2029	4,120	4,187
CarMax Auto Owner Trust, Ser 2024-2, Cl A3
5.500%, 01/16/2029	3,700	3,776
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	10,000	10,109
CarMax Auto Owner Trust, Ser 2024-A, Cl A3
5.400%, 11/15/2028	6,900	6,997
CarMax Auto Owner Trust, Ser 2024-A, Cl B
5.350%, 01/15/2030	11,025	11,213
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A3
5.050%, 04/10/2029 (B)	10,570	10,661
Citizens Auto Receivables Trust, Ser 2023-1, Cl A3
5.840%, 01/18/2028 (B)	9,415	9,523
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (B)	6,440	6,570
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/2029	2,324	2,266
DT Auto Owner Trust, Ser 2021-4A, Cl D
1.990%, 09/15/2027 (B)	1,360	1,299
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (B)	6,355	6,393
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl E
3.740%, 01/15/2027 (B)	2,750	2,741
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl C
0.960%, 10/15/2026	310	308
Exeter Automobile Receivables Trust, Ser 2021-4A, Cl C
1.460%, 10/15/2027	761	756
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	2,015	2,033
Flagship Credit Auto Trust, Ser 2019-4, Cl D
3.120%, 01/15/2026 (B)	854	849
Flagship Credit Auto Trust, Ser 2020-3, Cl D
2.500%, 09/15/2026 (B)	2,400	2,350

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2021-1, Cl C
0.910%, 03/15/2027 (B)	$1,377	$1,358
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (B)	5,000	4,792
Ford Credit Floorplan Master Owner Trust A, Ser 2020-2, Cl A
1.060%, 09/15/2027	2,740	2,637
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl B
5.310%, 05/15/2028 (B)	2,450	2,468
GM Financial Consumer Automobile Receivables Trust, Ser 2022-3, Cl A4
3.710%, 12/16/2027	1,000	987
GTE Auto Receivables Trust, Ser 2023-1, Cl A3
5.180%, 03/15/2028 (B)	8,475	8,468
Huntington Auto Trust, Ser 2024-1A, Cl A3
5.230%, 01/16/2029 (B)	8,415	8,553
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A4
5.310%, 08/15/2029	194	198
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (B)	183	182
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (B)	336	331
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (B)	2,180	2,193
Merchants Fleet Funding LLC, Ser 2024-1A, Cl A
5.820%, 04/20/2037 (B)	13,825	14,002
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl A
6.180%, 08/25/2028 (B)	5,090	5,147
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl B
6.480%, 08/25/2028 (B)	1,363	1,372
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl A
5.590%, 04/25/2029 (B)	7,800	7,896
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl B
5.790%, 04/25/2029 (B)	1,270	1,286
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (B)	14,550	14,764
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/2027	638	633

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/2029	$3,185	$3,191
SBNA Auto Lease Trust, Ser 2023-A, Cl A3
6.510%, 04/20/2027 (B)	3,000	3,049
SBNA Auto Lease Trust, Ser 2023-A, Cl A4
6.520%, 04/20/2028 (B)	700	720
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/2029 (B)	8,860	8,950
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/2028 (B)	1,514	1,532
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (B)	8,360	8,245
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (B)	1,314	1,328
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl D
1.650%, 02/17/2026 (B)	265	265
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl B
5.410%, 01/18/2028 (B)	2,940	2,945
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (B)	11,725	11,797
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl B
5.800%, 04/18/2038 (B)	12,695	12,834
World Omni Auto Receivables Trust, Ser 2023-C, Cl A3
5.150%, 11/15/2028	5,000	5,034
		287,658

Credit Cards — 3.2%

American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	16,000	16,106
American Express Credit Account Master Trust, Ser 2023-3, Cl A
5.230%, 09/15/2028	5,485	5,589
BA Credit Card Trust, Ser 2023-A1, Cl A1
4.790%, 05/15/2028	2,979	2,996
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	5,389	5,470
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	1,220	1,242
Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	1,950	1,955
CARDS II Trust, Ser 2024-1A, Cl B
5.450%, 07/16/2029 (B)	5,735	5,773
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	585	595

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2022-A4, Cl A
5.030%, 10/15/2027	$10,140	$10,171
Evergreen Credit Card Trust, Ser 2024-1A, Cl B
5.510%, 07/17/2028 (B)	5,540	5,582
First National Master Note Trust, Ser 2023-1, Cl A
5.130%, 04/15/2029	3,000	3,020
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	3,000	3,048
Synchrony Card Funding LLC, Ser 2024-A1, Cl A
5.040%, 03/15/2030	7,804	7,915
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	1,000	1,016
		70,478

Other Asset-Backed Securities — 7.4%

Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
6.097%, TSFR1M + 0.819%, 11/25/2035 (A)	747	731
AMMC CLO 15, Ser 2021-15A, Cl AR3
6.683%, TSFR3M + 1.382%, 01/15/2032 (A)(B)	896	897
AMMC CLO 22, Ser 2018-22A, Cl A
6.576%, TSFR3M + 1.292%, 04/25/2031 (A)(B)	299	299
Apidos CLO XII, Ser 2024-12A, Cl ARR
6.420%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	2,762	2,762
Apidos CLO XXII, Ser 2020-22A, Cl A1R
6.604%, TSFR3M + 1.322%, 04/20/2031 (A)(B)	1,261	1,263
Barings CLO, Ser 2024-4A, Cl A1R
6.479%, TSFR3M + 1.150%, 10/15/2030 (A)(B)	3,177	3,178
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
5.692%, TSFR1M + 0.414%, 11/25/2036 (A)	1,916	1,881
Carbone CLO, Ser 2017-1A, Cl A1
6.684%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	1,242	1,243
Carrington Mortgage Loan Trust Series, Ser 2006-OPT1, Cl M1
5.917%, TSFR1M + 0.639%, 02/25/2036 (A)	980	969
Cedar Funding VII CLO, Ser 2024-7A, Cl AR
6.176%, TSFR3M + 1.080%, 01/20/2031 (A)(B)	3,150	3,150

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2018-3RA, Cl A1
6.525%, TSFR3M + 1.242%, 04/24/2031 (A)(B)	$288	$288
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
5.682%, TSFR1M + 0.404%, 09/25/2036 (A)(B)	1,411	1,350
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/2028	6,160	6,175
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
6.367%, TSFR1M + 1.089%, 06/25/2035 (A)	11	11
Dell Equipment Finance Trust, Ser 2023-2, Cl B
5.770%, 01/22/2029 (B)	2,195	2,219
Domino's Pizza Master Issuer LLC, Ser 2015-1A, Cl A2II
4.474%, 10/25/2045 (B)	2,133	2,109
Dryden 41 Senior Loan Fund, Ser 2018-41A, Cl BR
6.863%, TSFR3M + 1.562%, 04/15/2031 (A)(B)	1,340	1,341
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 08/17/2037 (B)	3,797	3,663
FirstKey Homes Trust, Ser 2022-SFR2, Cl A
4.250%, 07/17/2039 (B)	9,294	9,171
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.052%, TSFR1M + 0.774%, 01/25/2036 (A)	1,840	1,755
Goldentree Loan Management US CLO 3, Ser 2018-3A, Cl AJ
6.844%, TSFR3M + 1.562%, 04/20/2030 (A)(B)	1,700	1,703
Goldentree Loan Management US CLO 4, Ser 2024-4A, Cl ARR
6.433%, TSFR3M + 1.150%, 04/24/2031 (A)(B)	2,934	2,936
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A3
5.150%, 07/15/2027 (B)	3,235	3,255
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
6.573%, TSFR3M + 1.272%, 04/15/2031 (A)(B)	1,211	1,212
GSAA Home Equity Trust, Ser 2005-6, Cl M1
6.037%, TSFR1M + 0.759%, 06/25/2035 (A)	234	231
GSAA Home Equity Trust, Ser 2007-8, Cl A3
6.292%, TSFR1M + 1.014%, 08/25/2037 (A)	255	244

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	$1,161	$1,121
HPEFS Equipment Trust, Ser 2024-1A, Cl B
5.180%, 05/20/2031 (B)	4,400	4,433
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
5.977%, TSFR1M + 0.699%, 01/25/2036 (A)	355	349
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl A5
5.632%, TSFR1M + 0.354%, 05/25/2037 (A)	472	469
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
5.622%, TSFR1M + 0.344%, 05/25/2037 (A)	3,000	2,916
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A1
5.552%, TSFR1M + 0.274%, 06/25/2037 (A)	864	859
LCM XXIV, Ser 2021-24A, Cl AR
6.524%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	2,695	2,694
M&T Equipment, Ser 2023-1A, Cl A3
5.740%, 07/15/2030 (B)	6,775	6,848
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.544%, TSFR3M + 1.262%, 07/21/2030 (A)(B)	1,401	1,402
Madison Park Funding XXIX, Ser 2024-29A, Cl AR
6.459%, TSFR3M + 1.180%, 10/18/2030 (A)(B)	2,982	2,986
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
5.932%, TSFR1M + 0.654%, 03/25/2036 (A)	476	462
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
6.392%, TSFR1M + 1.114%, 07/25/2037 (A)	620	608
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (B)	1,480	1,400
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
5.712%, TSFR1M + 0.434%, 04/25/2037 (A)	482	475
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	3,475	3,326
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	2,079	1,944

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	$2,348	$2,170
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	1,542	1,419
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	1,468	1,365
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	2,920	2,637
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (B)	5,621	5,046
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
5.752%, TSFR1M + 0.474%, 05/25/2036 (A)	1,563	1,552
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
5.582%, TSFR1M + 0.304%, 04/25/2037 (A)	1,257	1,203
OCP CLO, Ser 2024-6A, Cl A1R2
6.436%, TSFR3M + 1.150%, 10/17/2030 (A)(B)	2,158	2,158
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
5.932%, TSFR1M + 0.654%, 03/25/2037 (A)	1,870	1,787
Palmer Square Loan Funding, Ser 2021-2A, Cl A1
6.190%, TSFR3M + 1.062%, 05/20/2029 (A)(B)	132	132
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
6.721%, TSFR3M + 1.400%, 04/15/2031 (A)(B)	3,400	3,402
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
6.072%, TSFR1M + 0.794%, 12/25/2035 (A)	611	592
Reese Park CLO, Ser 2021-1A, Cl XR
6.463%, TSFR3M + 1.162%, 10/15/2034 (A)(B)	458	458
Regatta XIII Funding, Ser 2024-2A, Cl A1R
6.446%, TSFR3M + 1.100%, 07/15/2031 (A)(B)	2,846	2,845
Rockford Tower CLO, Ser 2018-2A, Cl A
6.704%, TSFR3M + 1.422%, 10/20/2031 (A)(B)	1,732	1,736

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
5.732%, TSFR1M + 0.454%, 10/25/2046 (A)	$923	$895
Sierra Timeshare Receivables Funding LLC, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (B)	284	284
SLM Student Loan Trust, Ser 2012-2, Cl A
6.163%, SOFR30A + 0.814%, 01/25/2029 (A)	549	536
SLM Student Loan Trust, Ser 2013-2, Cl A
5.913%, SOFR30A + 0.564%, 06/25/2043 (A)	677	663
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (B)	476	439
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (B)	2,011	1,905
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (B)	–	–
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (B)	1,342	1,166
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (B)	1,000	964
TIAA CLO IV, Ser 2024-1A, Cl A1AR
6.422%, TSFR3M + 1.140%, 01/20/2032 (A)(B)	2,885	2,884
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (B)	8,480	8,564
Trinity Rail Leasing LLC, Ser 2020-2A, Cl A1
1.830%, 11/19/2050 (B)	1,842	1,744
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	1,317	1,265
Verizon Master Trust Series, Ser 2024-4, Cl B
5.400%, 06/20/2029	3,200	3,234
Verizon Master Trust Series, Ser 2024-4, Cl C
5.600%, 06/20/2029	3,585	3,623
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	9,780	9,887
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	8,675	8,893
Voya CLO, Ser 2021-2A, Cl A1R
6.543%, TSFR3M + 1.242%, 06/07/2030 (A)(B)	562	562

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
5.887%, TSFR1M + 0.609%, 05/25/2036 (A)	$215	$215
		162,553

Total Asset-Backed Securities
(Cost $516,558) ($ Thousands)		520,689

MORTGAGE-BACKED SECURITIES — 17.7%
Agency Mortgage-Backed Obligations — 11.7%
Connecticut Avenue Securities Trust, Ser 2022-R08, Cl 1M1
7.899%, SOFR30A + 2.550%, 07/25/2042(A)(B)	1,333	1,368
Connecticut Avenue Securities Trust, Ser 2023-R08, Cl 1M1
6.849%, SOFR30A + 1.500%, 10/25/2043(A)(B)	2,267	2,275
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M1
6.449%, SOFR30A + 1.100%, 05/25/2044(A)(B)	1,290	1,290
FHLMC
5.863%, RFUCCT1Y + 1.469%, 03/01/2037(A)	4	4
3.500%, 02/01/2034 to 05/01/2035	6,251	6,118
2.500%, 09/01/2030 to 11/01/2031	6,699	6,391
FHLMC Multifamily Structured Pass-Through Certificates, Ser K057, Cl A2
2.570%, 07/25/2026	1,000	969
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/2026	1,500	1,473
FHLMC Multifamily Structured Pass-Through Certificates, Ser K089, Cl A1
3.344%, 10/25/2028	724	709
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
5.826%, SOFR30A + 0.474%, 09/25/2027(A)	78	78
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
5.786%, SOFR30A + 0.434%, 11/25/2024(A)	97	97
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
5.806%, SOFR30A + 0.454%, 11/25/2027(A)	40	40
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
5.706%, SOFR30A + 0.354%, 01/25/2028(A)	337	334

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
5.866%, SOFR30A + 0.514%, 08/25/2025(A)	$115	$115
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF68, Cl A
5.956%, SOFR30A + 0.604%, 07/25/2026(A)	448	448
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF86, Cl AL
5.756%, SOFR30A + 0.404%, 08/25/2027(A)	324	322
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A2
2.849%, 03/25/2026	2,565	2,499
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	214	209
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	2,017	1,898
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
5.863%, 12MTA + 0.740%, 05/25/2044(A)	319	319
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
5.718%, SOFR30A + 0.364%, 02/15/2035(A)	346	342
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
5.838%, SOFR30A + 0.484%, 10/15/2034(A)	414	413
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
5.768%, SOFR30A + 0.414%, 01/15/2036(A)	103	102
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
5.768%, SOFR30A + 0.414%, 04/15/2036(A)	142	141
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
6.118%, SOFR30A + 0.764%, 03/15/2032(A)	185	185
FHLMC REMIC CMO, Ser 2010-3762, Cl FP
5.918%, SOFR30A + 0.564%, 03/15/2040(A)	17	17
FHLMC REMIC CMO, Ser 2011-3895, Cl FM
5.818%, SOFR30A + 0.464%, 12/15/2040(A)	14	14
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
5.868%, SOFR30A + 0.514%, 08/15/2032(A)	285	284
FHLMC REMIC CMO, Ser 2012-4102, Cl LF
5.718%, SOFR30A + 0.364%, 01/15/2040(A)	31	31
FHLMC REMIC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	114	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	$694	$679
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.649%, SOFR30A + 1.300%, 02/25/2042(A)(B)	595	596
FNMA
3.500%, 09/01/2034	2,966	2,897
3.008%, 01/01/2026(A)	1,431	1,407
3.000%, 10/01/2030 to 02/01/2035	7,506	7,230
2.690%, 06/01/2026	1,415	1,374
2.500%, 02/01/2031 to 11/01/2034	4,169	3,989
2.000%, 04/01/2031	635	600
FNMA CMO, Ser 2024-49, Cl FC
6.500%, SOFR30A + 1.300%, 07/25/2054(A)	6,354	6,349
FNMA REMIC CMO, Ser 2005-83, Cl FP
5.793%, SOFR30A + 0.444%, 10/25/2035(A)	425	420
FNMA REMIC CMO, Ser 2006-31, Cl FP
5.763%, SOFR30A + 0.414%, 05/25/2036(A)	71	71
FNMA REMIC CMO, Ser 2006-56, Cl FE
5.893%, SOFR30A + 0.544%, 07/25/2036(A)	356	353
FNMA REMIC CMO, Ser 2007-98, Cl FD
5.913%, SOFR30A + 0.564%, 06/25/2037(A)	221	218
FNMA REMIC CMO, Ser 2008-24, Cl PF
6.113%, SOFR30A + 0.764%, 02/25/2038(A)	32	32
FNMA REMIC CMO, Ser 2010-43, Cl VF
6.013%, SOFR30A + 0.664%, 05/25/2040(A)	266	264
FNMA REMIC CMO, Ser 2012-111, Cl NF
5.813%, SOFR30A + 0.464%, 05/25/2042(A)	391	386
FNMA REMIC CMO, Ser 2012-113, Cl PB
2.000%, 10/25/2040	346	333
FNMA REMIC CMO, Ser 2012-54, Cl CF
6.163%, SOFR30A + 0.814%, 05/25/2042(A)	133	132
FNMA REMIC CMO, Ser 2016-48, Cl UF
5.863%, SOFR30A + 0.514%, 08/25/2046(A)	151	150
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.963%, SOFR30A + 0.614%, 01/25/2050(A)	384	377
FNMA REMIC CMO, Ser 2020-10, Cl FA
5.963%, SOFR30A + 0.614%, 03/25/2050(A)	1,039	1,023
FNMA TBA
5.500%, 09/15/2054	4,900	4,933
5.000%, 09/15/2039 to 09/15/2054	37,275	37,365

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.500%, 09/15/2039 to 09/15/2054	$42,475	$41,993
4.000%, 09/14/2039 to 09/15/2039	34,150	33,042
3.500%, 09/01/2040 to 09/15/2054	14,700	13,951
FNMA, Ser 2015-M15, Cl A2
2.923%, 10/25/2025(A)	957	939
FNMA, Ser 2016-M3, Cl A2
2.702%, 02/25/2026	2,268	2,208
FRESB Mortgage Trust, Ser 2016-SB14, Cl A10F
2.590%, 03/25/2026(A)	1,026	995
FRESB Mortgage Trust, Ser 2016-SB15, Cl A10F
2.350%, 03/25/2026(A)	1,589	1,539
FRESB Mortgage Trust, Ser 2016-SB17, Cl A10F
2.420%, 05/25/2026(A)	2,581	2,491
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/2028(A)	809	781
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F
3.480%, 06/25/2028(A)	5,015	4,849
FRESB Mortgage Trust, Ser 2018-SB53, Cl A10F
3.660%, 06/25/2028(A)	4,170	4,036
FRESB Mortgage Trust, Ser 2018-SB54, Cl A10F
3.520%, 05/25/2028(A)	1,197	1,158
FRESB Mortgage Trust, Ser 2019-SB59, Cl A10F
3.470%, 01/25/2029(A)	423	410
GNMA CMO, Ser 2007-1, Cl F
5.750%, TSFR1M + 0.414%, 01/20/2037(A)	296	295
GNMA CMO, Ser 2010-98, Cl QF
5.850%, TSFR1M + 0.514%, 01/20/2040(A)	2	2
GNMA CMO, Ser 2011-151, Cl BF
5.800%, TSFR1M + 0.464%, 04/20/2041(A)	256	252
GNMA CMO, Ser 2012-77, Cl FM
6.123%, TSFR1M + 0.784%, 11/16/2039(A)	295	296
GNMA CMO, Ser 2023-111, Cl FN
6.553%, SOFR30A + 1.200%, 08/20/2053(A)	3,727	3,753
GNMA CMO, Ser 2023-113, Cl FD
3.500%, SOFR30A + 1.350%, 08/20/2053(A)	2,803	2,811
GNMA CMO, Ser 2023-116, Cl FL
6.503%, SOFR30A + 1.150%, 08/20/2053(A)	2,613	2,627

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2023-128, Cl CF
6.553%, SOFR30A + 1.200%, 08/20/2053(A)	$3,167	$3,190
GNMA CMO, Ser 2024-104, Cl F
6.333%, SOFR30A + 1.000%, 06/20/2054(A)	3,214	3,206
GNMA CMO, Ser 2024-30, Cl CF
6.500%, SOFR30A + 1.250%, 02/20/2054(A)	2,563	2,559
GNMA CMO, Ser 2024-64, Cl YK
6.344%, SOFR30A + 1.000%, 04/20/2054(A)	2,425	2,417
GNMA CMO, Ser 2024-97, Cl FP
6.333%, SOFR30A + 1.000%, 06/20/2054(A)	3,261	3,255
GNMA TBA
5.500%, 09/15/2054	3,975	4,001
5.000%, 10/15/2054	8,875	8,854
4.500%, 09/15/2054	10,375	10,163
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(A)	240	239
GNMA, Ser 2010-159, Cl D
4.558%, 09/16/2044(A)	296	294
GNMA, Ser 2012-23, Cl D
3.488%, 07/16/2049(A)	326	315
GNMA, Ser 2014-157, Cl C
3.150%, 10/16/2054(A)	1,044	1,007
GNMA, Ser 2015-109, Cl B
3.313%, 10/16/2041(A)	560	556
GNMA, Ser 82737
2.000%, H15T1Y + 1.500%, 02/20/2041(A)	60	60

		258,318
Non-Agency Mortgage-Backed Obligations — 6.0%
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl A2
2.023%, 06/15/2054(B)	1,007	949
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
6.634%, TSFR1M + 1.172%, 06/15/2035(A)(B)	95	94
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
5.724%, 07/26/2036(A)(B)	1,692	1,678
Bank of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl ASB
3.366%, 02/15/2050	689	677
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	2,266	2,221
BANK, Ser 2017-BNK8, Cl ASB
3.314%, 11/15/2050	1,487	1,444
BANK, Ser 2018-BN14, Cl ASB
4.185%, 09/15/2060	374	371

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser 2018-BN14, Cl A2
4.128%, 09/15/2060	$302	$301
BANK, Ser 2019-BN21, Cl ASB
2.808%, 10/17/2052	2,625	2,498
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.592%, TSFR1M + 2.254%, 10/15/2037(A)(B)	1,000	998
Benchmark Mortgage Trust, Ser 2018-B5, Cl A2
4.077%, 07/15/2051	1,142	1,105
Benchmark Mortgage Trust, Ser 2019-B9, Cl AAB
3.933%, 03/15/2052	1,545	1,520
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	9,585	8,982
Benchmark Mortgage Trust, Ser B14, Cl ASB
2.957%, 12/15/2062	3,000	2,858
BHMS, Ser 2018-ATLS, Cl C
7.534%, TSFR1M + 2.197%, 07/15/2035(A)(B)	3,690	3,667
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.252%, 09/15/2054(A)	1,198	1,197
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl A
6.382%, TSFR1M + 1.044%, 10/15/2037(A)(B)	965	960
BX Commercial Mortgage Trust, Ser 2021-21M, Cl A
6.182%, TSFR1M + 0.844%, 10/15/2036(A)(B)	528	520
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl A
6.373%, TSFR1M + 1.035%, 12/15/2038(A)(B)	1,240	1,227
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.104%, TSFR1M + 0.767%, 05/15/2038(A)(B)	1,137	1,125
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
6.140%, TSFR1M + 0.803%, 10/15/2038(A)(B)	1,598	1,578
BX Trust, Ser 2019-CALM, Cl B
6.552%, TSFR1M + 1.214%, 11/15/2032(A)(B)	606	604
BX Trust, Ser 2021-MFM1, Cl A
6.152%, TSFR1M + 0.814%, 01/15/2034(A)(B)	1,333	1,322
BXP Trust, Ser 2017-CC, Cl D
3.670%, 08/13/2037(A)(B)	710	604

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
6.704%, TSFR1M + 1.367%, 12/15/2037(A)(B)	$815	$814
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
6.884%, TSFR1M + 1.547%, 12/15/2037(A)(B)	2,000	1,996
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	5,229	5,130
CD Mortgage Trust, Ser 2018-CD7, Cl ASB
4.213%, 08/15/2051	317	313
CIM Trust, Ser 2022-I1, Cl A1
4.350%, 02/25/2067(A)(B)	901	888
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl AAB
3.368%, 02/10/2049	–	–
Citigroup Commercial Mortgage Trust, Ser 2017-C4, Cl AAB
3.297%, 10/12/2050	1,186	1,160
Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Cl A
6.402%, TSFR1M + 1.064%, 10/15/2038(A)(B)	1,782	1,766
COMM Mortgage Trust, Ser 2015-DC1, Cl AM
3.724%, 02/10/2048	930	899
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	918	914
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	11	11
CSMC Series, Ser 2014-6R, Cl 15A2
3.849%, TSFR1M + 0.264%, 11/27/2036(A)(B)	721	698
CSMC Series, Ser 2015-6R, Cl 2A1
6.967%, TSFR1M + 0.314%, 11/27/2046(A)(B)	880	875
CSMC Trust, Ser 2022-RPL3, Cl A1
3.608%, 03/25/2061(A)(B)	2,366	2,502
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
6.436%, TSFR1M + 1.099%, 05/15/2035(A)(B)	914	911
DBGS Mortgage Trust, Ser 2018-C1, Cl ASB
4.302%, 10/15/2051	338	335
DBJPM Mortgage Trust, Ser 2016-C3, Cl ASB
2.756%, 08/10/2049	696	681
Extended Stay America Trust, Ser 2021-ESH, Cl A
6.532%, TSFR1M + 1.194%, 07/15/2038(A)(B)	1,994	1,985

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
5.552%, TSFR1M + 0.274%, 11/25/2036(A)	$618	$611
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
5.612%, TSFR1M + 0.334%, 12/25/2037(A)	1,536	1,469
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
5.642%, TSFR1M + 0.364%, 06/25/2036(A)	551	547
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/2036(B)	2,278	2,250
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl B
3.447%, 12/10/2036(B)	3,400	3,356
FS Rialto, Ser 2019-FL1, Cl A
6.653%, TSFR1M + 1.314%, 12/16/2036(A)(B)	330	329
GS Mortgage Securities II Trust, Ser 2022-SHIP, Cl B
5.101%, 09/10/2038(A)(B)	2,850	2,828
GS Mortgage Securities Trust, Ser 2017-GS5, Cl AAB
3.467%, 03/10/2050	575	565
GS Mortgage Securities Trust, Ser 2023-SHIP, Cl A
4.466%, 09/10/2038(A)(B)	10,570	10,399
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	540	526
GWT, Ser 2024-WLF2, Cl A
6.991%, TSFR1M + 1.691%, 05/15/2041(A)(B)	1,478	1,475
Hilton USA Trust, Ser 2016-HHV, Cl D
4.333%, 11/05/2038(A)(B)	2,430	2,338
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A1
3.087%, 03/05/2037(B)	1,200	1,181
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A2
3.087%, 03/05/2037(B)	1,725	1,695
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl D
3.982%, 03/05/2037(B)	1,400	1,349
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
6.192%, TSFR1M + 0.914%, 10/25/2034(A)	388	383
Independence Plaza Trust, Ser 2018-INDP, Cl A
3.763%, 07/10/2035(B)	1,095	1,048

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl ASB
3.241%, 09/15/2050	$3,216	$3,127
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	298	293
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl ASB
2.777%, 08/15/2049	1,909	1,864
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Cl A
2.949%, 09/06/2038(A)(B)	1,334	1,276
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
6.502%, TSFR1M + 1.164%, 04/15/2038(A)(B)	1,502	1,496
LHOME Mortgage Trust, Ser 2021-RTL3, Cl A1
3.363%, 09/25/2026(B)(C)	126	125
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
5.852%, TSFR1M + 0.574%, 04/25/2029(A)	121	112
MF1, Ser 2020-FL4, Cl A
7.151%, TSFR1M + 1.814%, 12/15/2035(A)(B)	1,036	1,036
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.473%, 04/25/2066(A)(B)	310	301
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	1,555	1,501
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	1,607	1,519
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	880	862
One New York Plaza Trust, Ser 2020-1NYP, Cl A
6.402%, TSFR1M + 1.064%, 01/15/2036(A)(B)	952	907
OPG Trust, Ser 2021-PORT, Cl A
5.936%, TSFR1M + 0.598%, 10/15/2036(A)(B)	2,500	2,459
Opteum Mortgage Acceptance Asset Backed Pass-Through Certificates, Ser 2005-2, Cl M5
6.367%, TSFR1M + 1.089%, 04/25/2035(A)	16	15
SREIT Trust, Ser 2021-MFP, Cl B
6.531%, TSFR1M + 1.194%, 11/15/2038(A)(B)	1,435	1,417

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(A)(B)	$1,569	$1,477
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(A)(B)	956	926
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(A)(B)	2,286	2,175
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
6.392%, TSFR1M + 1.114%, 05/25/2058(A)(B)	1,073	1,104
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(B)	158	151
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(B)	1,005	904
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(B)	1,792	1,664
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	596	567
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	606	591
UBS Commercial Mortgage Trust, Ser 2017-C7, Cl ASB
3.586%, 12/15/2050	2,435	2,387
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	167	165
Verus Securitization Trust, Ser 2023-4, Cl A1
5.811%, 05/25/2068(B)(C)	2,904	2,905
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.912%, TSFR1M + 0.634%, 11/25/2045(A)	797	749
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
5.937%, 03/15/2040(A)(B)	1,600	1,619
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	1,956	1,930
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	$674	$663

		131,014
Total Mortgage-Backed Securities
(Cost $389,455) ($ Thousands)		389,332

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FHLB
2.750%, 03/25/2027	16,360	15,856
FHLMC
4.050%, 07/21/2025	14,825	14,732
0.600%, 10/20/2025	9,805	9,427
FNMA
0.700%, 07/30/2025	6,920	6,678

Total U.S. Government Agency Obligations
(Cost $47,910) ($ Thousands)		46,693

MUNICIPAL BONDS — 0.8%
Colorado — 0.0%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	610	605

Florida — 0.3%
County of Miami-Dade Florida Aviation Revenue, Ser C, RB
3.505%, 10/01/2025	2,250	2,224
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	3,145	3,090
1.229%, 10/01/2025	370	357

		5,671

Illinois — 0.3%
State of Illinois, Ser A, GO
5.213%, 05/01/2026	5,215	5,254

Massachusetts — 0.0%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	606	598

New York — 0.1%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	788

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development, Ser B, RB
2.010%, 03/15/2030	$1,800	$1,600

		2,388

Texas — 0.1%
Dallas Fort Worth, International Airport, Ser A, RB
2.156%, 11/01/2025	2,400	2,334

Total Municipal Bonds
(Cost $16,930) ($ Thousands)		16,850

	Shares
CASH EQUIVALENT — 9.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	212,498,274	212,498
Total Cash Equivalent
(Cost $212,498) ($ Thousands)		212,498
Total Investments in Securities — 114.6%
(Cost $2,510,808) ($ Thousands)		$2,521,768

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	453	Dec-2024	$94,080	$94,019	$(61)

Short Contracts
U.S. 5-Year Treasury Note	(330)	Dec-2024	$(36,233)	$(36,102)	$131
U.S. Ultra Long Treasury Bond	(42)	Dec-2024	(5,628)	(5,541)	87
Ultra 10-Year U.S. Treasury Note	(161)	Dec-2024	(19,064)	(18,908)	156
			(60,925)	(60,551)	374
			$33,155	$33,468	$313

Percentages are based on Net Assets of $2,200,793 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $558,158 ($ Thousands), representing 25.4% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Limited Duration Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$44,980	$1,153,346	$(985,828)	$—	$—	$212,498	$901	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 88.2%
Communication Services — 5.2%
Alphabet
2.050%, 08/15/2050	$1,356	$825
America Movil
6.125%, 03/30/2040	735	792
AT&T
8.750%, 11/15/2031	1,150	1,372
6.800%, 05/15/2036	2,915	3,286
4.900%, 08/15/2037	3,040	2,957
Charter Communications Operating LLC / Charter Communications Operating Capital
6.100%, 06/01/2029	4,760	4,918
Comcast
6.450%, 03/15/2037	6,445	7,323
5.650%, 06/15/2035	295	313
5.650%, 06/01/2054	2,180	2,281
5.350%, 05/15/2053	6,745	6,752
5.100%, 06/01/2029	2,403	2,480
4.550%, 01/15/2029	7,170	7,237
4.200%, 08/15/2034	14,987	14,259
3.999%, 11/01/2049	1,080	881
3.969%, 11/01/2047	3,473	2,834
3.950%, 10/15/2025	2,370	2,351
3.900%, 03/01/2038	1,380	1,223
3.375%, 08/15/2025	2,500	2,469
3.300%, 02/01/2027	1,870	1,827
3.150%, 03/01/2026	3,535	3,468
2.987%, 11/01/2063	4,549	2,810
2.937%, 11/01/2056	13,193	8,392
2.887%, 11/01/2051	3,035	1,987
1.500%, 02/15/2031	15,355	12,767
Cox Communications
5.450%, 09/01/2034 (A)	7,330	7,288
1.800%, 10/01/2030 (A)	3,600	2,998
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	3,895
Discovery Communications LLC
5.000%, 09/20/2037	1	1
Meta Platforms
5.750%, 05/15/2063	1,205	1,284
5.600%, 05/15/2053	6,095	6,424
5.550%, 08/15/2064	8,275	8,477
5.400%, 08/15/2054	6,095	6,216
4.800%, 05/15/2030	10,880	11,220
4.450%, 08/15/2052	8,260	7,390
Paramount Global
6.875%, 04/30/2036	2,760	2,753
Rogers Communications
5.000%, 02/15/2029	6,563	6,638
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	10,024	10,075

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Time Warner Cable LLC
6.750%, 06/15/2039	$3,105	$3,088
6.550%, 05/01/2037	2,145	2,116
T-Mobile USA
4.500%, 04/15/2050	3,110	2,699
3.375%, 04/15/2029	10,370	9,854
Verizon Communications
7.750%, 12/01/2030	1,750	2,051
4.780%, 02/15/2035 (A)	3,263	3,217
Walt Disney
3.500%, 05/13/2040	6,400	5,305
2.750%, 09/01/2049	4,533	3,007
2.000%, 09/01/2029	2,525	2,268
Warnermedia Holdings
5.141%, 03/15/2052	9,300	7,073
5.050%, 03/15/2042	4,350	3,486
4.279%, 03/15/2032	2,625	2,295

		216,922

Consumer Discretionary — 5.4%
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	2,842	2,744
Amazon.com
3.950%, 04/13/2052	12,523	10,550
3.875%, 08/22/2037	4,470	4,106
3.100%, 05/12/2051	9,120	6,574
1.650%, 05/12/2028	2,520	2,313
American Honda Finance MTN
5.800%, 10/03/2025	9,545	9,662
5.650%, 11/15/2028	7,680	8,061
5.125%, 07/07/2028	1,326	1,361
2.300%, 09/09/2026	3,200	3,074
BMW US Capital LLC
5.050%, 04/02/2026 (A)	10,225	10,303
4.650%, 08/13/2029 (A)	4,240	4,263
2.550%, 04/01/2031 (A)	7,250	6,386
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	3,007	2,871
Daimler Truck Finance North America LLC
5.125%, 09/25/2027 (A)	8,310	8,447
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,702
3.250%, 06/02/2030 (A)	3,790	3,498
Ford Motor Credit LLC
6.050%, 03/05/2031	3,800	3,905
General Motors Financial
5.950%, 04/04/2034	3,575	3,700
5.750%, 02/08/2031	2,315	2,392
5.350%, 07/15/2027	2,825	2,876
Home Depot
5.400%, 06/25/2064	1,575	1,619

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 06/25/2054	$2,245	$2,292
5.125%, 04/30/2025	9,240	9,267
4.950%, 06/25/2034	12,030	12,328
4.500%, 12/06/2048	2,035	1,853
4.400%, 03/15/2045	3,217	2,920
4.250%, 04/01/2046	445	394
3.900%, 06/15/2047	1,505	1,254
3.350%, 04/15/2050	1,380	1,032
3.300%, 04/15/2040	965	790
3.250%, 04/15/2032	4,344	4,009
2.800%, 09/14/2027	3,380	3,252
2.750%, 09/15/2051	3,000	1,969
Hyundai Capital America
5.950%, 09/21/2026 (A)	7,675	7,851
5.450%, 06/24/2026 (A)	8,115	8,214
5.400%, 01/08/2031 (A)	4,125	4,236
5.350%, 03/19/2029 (A)	214	218
5.300%, 03/19/2027 (A)	7,770	7,884
Hyundai Capital Services
5.125%, 02/05/2029 (A)	3,420	3,469
Lowe's
1.700%, 09/15/2028	2,780	2,502
1.300%, 04/15/2028	3,000	2,694
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,525	3,908
Northwestern University
4.643%, 12/01/2044	115	112
3.662%, 12/01/2057	2,075	1,694
O'Reilly Automotive
5.750%, 11/20/2026	4,575	4,686
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	2,144
Toyota Motor Credit
5.100%, 03/21/2031	8,110	8,360
5.050%, 05/16/2029	7,770	8,005
Toyota Motor Credit MTN
4.550%, 08/09/2029	4,245	4,281
University of Southern California
5.250%, 10/01/2111	3,535	3,665
2.805%, 10/01/2050	204	142
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	9,505	9,101

		224,933

Consumer Staples — 4.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	14,765	14,175
4.700%, 02/01/2036	14,736	14,555
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,774	7,547
5.550%, 01/23/2049	5,035	5,277
5.000%, 06/15/2034	1,325	1,359

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 01/23/2029	$5,220	$5,317
4.600%, 04/15/2048	256	237
4.439%, 10/06/2048	1,370	1,225
BAT Capital
4.390%, 08/15/2037	3,458	3,085
2.259%, 03/25/2028	5,280	4,865
Campbell Soup
5.300%, 03/20/2026	5,110	5,170
Coca-Cola
5.400%, 05/13/2064	1,340	1,387
5.300%, 05/13/2054	225	233
5.200%, 01/14/2055	4,550	4,636
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,465	1,609
7.507%, 01/10/2032 (A)	1,021	1,080
6.036%, 12/10/2028	1,546	1,566
4.163%, 08/11/2036 (A)	1,573	1,419
Diageo Capital PLC
5.375%, 10/05/2026	7,300	7,437
5.300%, 10/24/2027	3,786	3,890
ERAC USA Finance LLC
5.000%, 02/15/2029 (A)	2,780	2,850
General Mills
4.700%, 01/30/2027	3,075	3,092
JBS USA Holding Lux Sarl
6.750%, 03/15/2034 (A)	7,088	7,771
6.500%, 12/01/2052	4,720	4,972
5.750%, 04/01/2033	1,247	1,276
5.125%, 02/01/2028	9,825	9,875
3.000%, 02/02/2029	2,915	2,693
2.500%, 01/15/2027	4,575	4,344
Kenvue
5.100%, 03/22/2043	860	866
Kroger
5.000%, 09/15/2034	2,555	2,547
Mars
4.200%, 04/01/2059 (A)	1,620	1,331
3.200%, 04/01/2030 (A)	2,435	2,283
2.700%, 04/01/2025 (A)	1,780	1,756
Nestle Holdings
3.500%, 09/24/2025 (A)	5,465	5,414
PepsiCo
5.250%, 07/17/2054	5,640	5,850
4.200%, 07/18/2052	1,730	1,516
Philip Morris International
5.625%, 09/07/2033	2,915	3,061
5.125%, 11/17/2027	6,085	6,221
5.125%, 02/15/2030	2,955	3,038
5.125%, 02/13/2031	5,485	5,626
4.500%, 03/20/2042	2,830	2,563
4.375%, 11/15/2041	2,207	1,957
3.875%, 08/21/2042	3,890	3,220
0.875%, 05/01/2026	3,360	3,166

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Reynolds American
8.125%, 05/01/2040	$980	$1,146
7.250%, 06/15/2037	2,870	3,257
4.450%, 06/12/2025	1,124	1,118
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,222
Walmart
4.500%, 04/15/2053	4,346	4,089

		185,189

Energy — 4.3%
BP Capital Markets America
3.937%, 09/21/2028	2,370	2,334
3.379%, 02/08/2061	1,681	1,164
3.060%, 06/17/2041	345	263
3.001%, 03/17/2052	5,500	3,721
2.939%, 06/04/2051	555	372
2.772%, 11/10/2050	1,810	1,175
BP Capital Markets PLC
3.723%, 11/28/2028	10,659	10,389
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,141
2.742%, 12/31/2039	2,925	2,380
Chevron
2.236%, 05/11/2030	6,587	5,909
ConocoPhillips
5.550%, 03/15/2054	5,170	5,314
5.050%, 09/15/2033	7,405	7,594
4.025%, 03/15/2062	4,165	3,293
Diamondback Energy
4.250%, 03/15/2052	3,050	2,446
Energy Transfer LP
6.550%, 12/01/2033	2,365	2,586
6.050%, 12/01/2026	7,375	7,593
5.950%, 05/15/2054	3,055	3,085
5.250%, 04/15/2029	5,000	5,111
4.000%, 10/01/2027	3,865	3,795
Eni SpA
5.950%, 05/15/2054 (A)	2,630	2,704
5.500%, 05/15/2034 (A)	3,970	4,091
Enterprise Products Operating LLC
5.550%, 02/16/2055	1,955	1,989
4.850%, 01/31/2034	4,850	4,869
4.850%, 08/15/2042	3,620	3,403
4.850%, 03/15/2044	2,570	2,403
EOG Resources
4.375%, 04/15/2030	2,065	2,068
Exxon Mobil
4.227%, 03/19/2040	935	859
4.114%, 03/01/2046	1,750	1,524
3.452%, 04/15/2051	3,265	2,483
3.095%, 08/16/2049	1,125	809
2.995%, 08/16/2039	2,830	2,278

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)	$2,912	$2,419
1.750%, 09/30/2027 (A)	2,483	2,365
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/2042 (A)	2,525	2,590
Hess
6.000%, 01/15/2040	5,910	6,275
HF Sinclair
5.000%, 02/01/2028 (A)	6,075	5,988
Occidental Petroleum
6.050%, 10/01/2054	1,110	1,129
5.550%, 10/01/2034	2,980	3,028
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,700	3,630
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	2,930	3,089
Saudi Arabian Oil MTN
5.750%, 07/17/2054 (A)	2,835	2,843
Schlumberger Investment
5.000%, 06/01/2034	3,800	3,874
Shell International Finance BV
6.375%, 12/15/2038	1,640	1,873
4.550%, 08/12/2043	3,205	3,000
4.125%, 05/11/2035	4,275	4,088
4.000%, 05/10/2046	4,145	3,477
3.750%, 09/12/2046	4,600	3,703
2.500%, 09/12/2026	355	343
2.375%, 11/07/2029	2,905	2,654
Spectra Energy Partners LP
3.375%, 10/15/2026	1,965	1,916
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	4,054
2.900%, 03/01/2030 (A)	4,099	3,716
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,242
TotalEnergies Capital
5.638%, 04/05/2064	30	31
5.488%, 04/05/2054	315	325
3.883%, 10/11/2028	5,330	5,248
TotalEnergies Capital International
3.386%, 06/29/2060	700	494
3.127%, 05/29/2050	2,340	1,664
2.986%, 06/29/2041	280	212

		177,415

Financials — 34.5%
AIA Group
3.600%, 04/09/2029 (A)	8,100	7,805
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(B)	780	807
Aircastle
5.750%, 10/01/2031 (A)	2,850	2,893

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alleghany
3.250%, 08/15/2051	$3,470	$2,493
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/2035 (B)	4,535	4,619
American Express
6.489%, SOFRRATE + 1.940%, 10/30/2031 (B)	4,178	4,589
5.284%, SOFRRATE + 1.420%, 07/26/2035 (B)	4,579	4,679
2.550%, 03/04/2027	5,980	5,723
American International Group
4.800%, 07/10/2045	315	293
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,120	5,779
Aon North America
5.750%, 03/01/2054	3,995	4,137
Apollo Global Management
5.800%, 05/21/2054	4,320	4,446
ASB Bank
1.625%, 10/22/2026 (A)	4,970	4,675
Athene Global Funding
2.950%, 11/12/2026 (A)	10,525	10,128
2.500%, 03/24/2028 (A)	5,135	4,711
Athene Global Funding MTN
4.860%, 08/27/2026 (A)	4,690	4,697
Avolon Holdings Funding
6.375%, 05/04/2028 (A)	3,450	3,586
5.750%, 03/01/2029 (A)	2,390	2,448
5.750%, 11/15/2029 (A)	3,500	3,583
Banco Santander
6.607%, 11/07/2028	5,765	6,208
5.439%, 07/15/2031	4,600	4,738
Bank of America
6.000%, 10/15/2036	485	527
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	6,845	7,275
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	5,520	5,766
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	11,805	12,219
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	6,735	6,908
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	21,485	21,019
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	7,995	7,709
3.366%, TSFR3M + 1.072%, 01/23/2026 (B)	12,030	11,931
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	9,230	7,278
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	6,300	5,651

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	$2,205	$1,907
Bank of America MTN
5.425%, SOFRRATE + 1.913%, 08/15/2035 (B)	7,085	7,100
4.948%, SOFRRATE + 2.040%, 07/22/2028 (B)	4,075	4,117
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	10,455	10,344
4.183%, 11/25/2027	7,485	7,410
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	5,120	4,983
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	15,045	14,706
3.559%, TSFR3M + 1.322%, 04/23/2027 (B)	690	678
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	1,455	1,283
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	32,603	23,828
Bank of Ireland Group PLC
5.601%, SOFRRATE + 1.620%, 03/20/2030 (A)(B)	3,380	3,461
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	5,447	5,802
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(C)	3,150	3,101
Barclays PLC
7.325%, H15T1Y + 3.050%, 11/02/2026 (B)	5,220	5,351
5.690%, SOFRRATE + 1.740%, 03/12/2030 (B)	1,436	1,481
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,685	3,033
1.450%, 10/15/2030	4,000	3,417
BlackRock Funding
5.350%, 01/08/2055	2,590	2,658
5.250%, 03/14/2054	5,200	5,273
Blackstone Holdings Finance LLC
6.200%, 04/22/2033 (A)	2,200	2,392
3.500%, 09/10/2049 (A)	2,250	1,671
3.150%, 10/02/2027 (A)	1,878	1,804
2.550%, 03/30/2032 (A)	2,000	1,714
BNP Paribas
5.497%, SOFRRATE + 1.590%, 05/20/2030 (A)(B)	3,210	3,294
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	4,495	4,563
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (A)(B)	2,785	2,820
Brighthouse Financial Global Funding MTN
5.550%, 04/09/2027 (A)	8,935	9,051

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brookfield Finance
5.968%, 03/04/2054	$9,500	$10,004
2.724%, 04/15/2031	4,200	3,719
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	3,995	4,297
5.615%, 07/17/2026	7,155	7,276
Cantor Fitzgerald LP
4.500%, 04/14/2027 (A)	2,335	2,301
Capital One Financial
5.884%, SOFRRATE + 1.990%, 07/26/2035 (B)	855	877
3.650%, 05/11/2027	4,523	4,413
Charles Schwab
5.875%, 08/24/2026	2,915	2,988
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	8,928	9,237
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,000	1,160
4.650%, 08/15/2029	3,595	3,648
4.350%, 11/03/2045	1,138	1,022
CI Financial
3.200%, 12/17/2030	5,775	4,775
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,646
6.125%, 11/01/2034	2,882	3,079
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,510
Citadel LP
4.875%, 01/15/2027 (A)	3,620	3,601
Citibank
5.570%, 04/30/2034	910	956
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	5,191	5,480
5.449%, SOFRRATE + 1.447%, 06/11/2035 (B)	4,985	5,123
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	14,825	15,108
4.450%, 09/29/2027	190	189
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	2,918	2,510
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	6,134	5,397
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	2,160	1,571
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	13,030	11,287
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	2,676	2,286
CME Group
5.300%, 09/15/2043	2,500	2,623
Commonwealth Bank of Australia
1.125%, 06/15/2026 (A)	3,668	3,468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(B)	$3,345	$3,084
Corebridge Financial
3.850%, 04/05/2029	2,820	2,723
3.500%, 04/04/2025	4,305	4,260
Credit Agricole
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	4,210	4,002
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	5,584	5,604
Depository Trust & Clearing
3.375%, H15T5Y + 2.606%(A)(B)(C)	3,250	3,091
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	4,410	4,693
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,431
1.400%, 08/27/2027 (A)	1,973	1,803
F&G Global Funding
1.750%, 06/30/2026 (A)	10,151	9,535
Federation des Caisses Desjardins du Quebec
4.400%, 08/23/2025 (A)	5,170	5,148
GA Global Funding Trust
5.500%, 01/08/2029 (A)	5,900	6,052
3.850%, 04/11/2025 (A)	5,890	5,839
2.250%, 01/06/2027 (A)	1,550	1,465
1.950%, 09/15/2028 (A)	4,705	4,239
1.625%, 01/15/2026 (A)	6,360	6,090
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,989
Goldman Sachs Group
6.750%, 10/01/2037	460	519
6.450%, 05/01/2036	670	740
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	2,890	2,909
5.727%, SOFRRATE + 1.265%, 04/25/2030 (B)	3,695	3,851
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	1,030	952
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	1,512	1,339
3.850%, 01/26/2027	150	148
3.500%, 11/16/2026	6,113	5,977
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	2,073	1,641
3.272%, TSFR3M + 1.463%, 09/29/2025 (B)	8,785	8,767
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	7,270	5,623
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	5,467	4,719

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.640%, SOFRRATE + 1.114%, 02/24/2028 (B)	$4,975	$4,747
2.600%, 02/07/2030	1,065	967
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	23,926	20,372
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	460	387
1.948%, SOFRRATE + 0.913%, 10/21/2027 (B)	6,340	5,989
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	9,215	8,750
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,945	4,699
HSBC Bank USA
7.000%, 01/15/2039	7,096	8,296
HSBC Holdings PLC
7.390%, SOFRRATE + 3.350%, 11/03/2028 (B)	5,152	5,545
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	11,362	11,163
2.999%, SOFRRATE + 1.430%, 03/10/2026 (B)	1,140	1,126
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/2029 (B)	4,365	4,586
Intercontinental Exchange
5.250%, 06/15/2031	12,390	12,873
4.250%, 09/21/2048	1,454	1,282
3.000%, 06/15/2050	1,100	776
International Bank for Reconstruction & Development
3.875%, 02/14/2030	12,420	12,436
3.500%, 07/12/2028	5,290	5,233
Jackson Financial
3.125%, 11/23/2031	3,295	2,851
Jackson National Life Global Funding
5.500%, 01/09/2026 (A)	3,000	3,019
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,645
7.750%, 07/15/2025	1,690	1,732
6.400%, 05/15/2038	2,812	3,254
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	15,545	17,039
6.060%, TSFR3M + 0.812%, 02/01/2027 (B)	1,630	1,589
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	4,325	4,594
5.581%, SOFRRATE + 1.160%, 04/22/2030 (B)	4,000	4,165
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	3,900	4,016
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	9,389	9,635

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.995%, SOFRRATE + 1.125%, 07/22/2030 (B)	$130	$132
4.912%, SOFRRATE + 2.080%, 07/25/2033 (B)	595	598
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	5,965	5,969
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	3,784	3,170
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	6,195	5,527
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	15,147	14,661
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	10,745	8,390
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	7,903	7,092
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	5,040	4,612
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	2,500	2,112
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,985	1,964
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	5,343	5,017
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	3,043
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,816
Lloyds Banking Group PLC
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	2,641	2,730
2.438%, H15T1Y + 1.000%, 02/05/2026 (B)	4,500	4,444
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,636	2,499
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,819
1.375%, 04/06/2026 (A)	5,011	4,767
Macquarie Bank
5.208%, 06/15/2026 (A)	2,680	2,713
Macquarie Group MTN
6.207%, 11/22/2024 (A)	1,593	1,595
1.629%, SOFRRATE + 0.910%, 09/23/2027 (A)(B)	3,944	3,700
Marsh & McLennan
6.250%, 11/01/2052	2,790	3,189
5.700%, 09/15/2053	300	319
5.450%, 03/15/2054	350	360
4.900%, 03/15/2049	1,045	989
4.750%, 03/15/2039	5,100	4,954
4.350%, 01/30/2047	1,270	1,108
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	827
3.200%, 12/01/2061 (A)	7,385	4,741

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	$6,000	$5,654
Mastercard
3.300%, 03/26/2027	2,790	2,735
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	7,645	7,173
MetLife
6.375%, 06/15/2034	3,885	4,340
5.250%, 01/15/2054	1,720	1,726
5.000%, 07/15/2052	5,335	5,137
4.050%, 03/01/2045	1,250	1,058
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	2,755	2,537
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (A)	4,990	5,117
2.400%, 01/11/2032 (A)	6,095	5,204
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	3,480	3,487
5.063%, H15T1Y + 1.550%, 09/12/2025 (B)	6,040	6,038
Moody's
2.000%, 08/19/2031	2,847	2,415
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	930	963
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	7,270	7,491
5.320%, SOFRRATE + 1.555%, 07/19/2035 (B)	3,050	3,116
5.297%, SOFRRATE + 2.620%, 04/20/2037 (B)	360	357
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	3,195	3,251
5.042%, SOFRRATE + 1.215%, 07/19/2030 (B)	5,385	5,477
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	16,044	15,900
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	867	680
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	9,665	9,182
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	5,260	5,564
5.656%, SOFRRATE + 1.260%, 04/18/2030 (B)	4,390	4,571
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	6,360	6,467
4.300%, 01/27/2045	4,520	4,055
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	3,395	3,025
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	3,885	3,698

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	$10,150	$8,589
Mutual of Omaha Global Funding
5.350%, 04/09/2027 (A)	3,450	3,511
Nasdaq
5.550%, 02/15/2034	6,875	7,161
5.350%, 06/28/2028	2,905	3,001
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	5,465	5,228
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,450	1,929
4.350%, 04/30/2050 (A)	2,171	1,721
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	7,616	7,821
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	4,320	4,087
New York Life Global Funding
4.900%, 06/13/2028 (A)	8,225	8,387
New York Life Global Funding MTN
3.600%, 08/05/2025 (A)	5,000	4,952
1.450%, 01/14/2025 (A)	3,500	3,453
New York Life Insurance
5.875%, 05/15/2033 (A)	2,224	2,365
3.750%, 05/15/2050 (A)	1,420	1,103
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	3,000	3,055
4.000%, 07/01/2025 (A)	3,300	3,280
Nuveen LLC
5.550%, 01/15/2030 (A)	4,010	4,157
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	7,865	8,011
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	3,845	3,115
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,391
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	1,050	1,182
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	4,661	4,683
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	14,285	14,754
5.401%, SOFRRATE + 1.599%, 07/23/2035 (B)	6,200	6,350
2.600%, 07/23/2026	8,465	8,163
Principal Life Global Funding II
2.250%, 11/21/2024 (A)	3,110	3,088
1.500%, 08/27/2030 (A)	3,374	2,812
1.375%, 01/10/2025 (A)	3,500	3,454

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prologis Targeted US Logistics Fund LP
5.250%, 04/01/2029 (A)	$2,300	$2,349
5.250%, 01/15/2035 (A)	7,831	7,905
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,771
1.500%, 03/10/2026	2,445	2,343
Prudential Funding Asia PLC
3.125%, 04/14/2030	2,008	1,867
Prudential Insurance of America
8.300%, 07/01/2025 (A)	2,820	2,879
Radian Group
6.200%, 05/15/2029	3,100	3,228
Royal Bank of Canada MTN
6.000%, 11/01/2027	10,174	10,663
4.950%, 02/01/2029	2,890	2,956
2.300%, 11/03/2031	2,115	1,825
S&P Global
2.700%, 03/01/2029	6,138	5,735
2.450%, 03/01/2027	12,055	11,535
Santander UK Group Holdings PLC
6.833%, SOFRRATE + 2.749%, 11/21/2026 (B)	5,410	5,516
Securian Financial Group
4.800%, 04/15/2048 (A)	3,138	2,792
Skandinaviska Enskilda Banken
5.375%, 03/05/2029 (A)	3,115	3,199
Societe Generale MTN
7.367%, 01/10/2053 (A)	1,672	1,737
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	3,189	3,263
4.421%, SOFRRATE + 1.605%, 05/13/2033 (B)	3,026	2,970
3.031%, SOFRRATE + 1.490%, 11/01/2034 (B)	5,445	4,979
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,851
Synchrony Bank
5.400%, 08/22/2025	3,320	3,322
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/2030 (B)	5,510	5,609
Toronto-Dominion Bank MTN
5.523%, 07/17/2028	9,950	10,309
Travelers
5.450%, 05/25/2053	8,355	8,737
Truist Bank
2.250%, 03/11/2030	1,010	878
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	10,799	11,734
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	1,250	1,276

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	$11,385	$11,896
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	9,010	9,331
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	1,790	1,780
4.916%, SOFRRATE + 2.240%, 07/28/2033 (B)	5,465	5,285
4.873%, SOFRRATE + 1.435%, 01/26/2029 (B)	4,925	4,937
1.887%, SOFRRATE + 0.862%, 06/07/2029 (B)	8,496	7,677
1.267%, SOFRRATE + 0.609%, 03/02/2027 (B)	12,780	12,083
1.200%, 08/05/2025	3,458	3,339
UBS
4.500%, 06/26/2048	3,355	3,085
UBS Group
6.537%, SOFRRATE + 3.920%, 08/12/2033 (A)(B)	1,995	2,164
5.699%, H15T1Y + 1.770%, 02/08/2035 (A)(B)	3,150	3,267
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	11,960	11,936
3.869%, SOFRRATE + 1.410%, 01/12/2029 (A)(B)	3,120	3,023
1.494%, H15T1Y + 0.850%, 08/10/2027 (A)(B)	2,100	1,969
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (B)	1,173	1,226
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	5,429	5,704
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	5,160	5,421
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	5,460	5,670
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	6,485	6,746
5.100%, SOFRRATE + 1.250%, 07/23/2030 (B)	4,495	4,576
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	3,710	3,647
USAA Capital
3.375%, 05/01/2025 (A)	3,949	3,912
Visa
4.150%, 12/14/2035	1,125	1,092
2.700%, 04/15/2040	360	276
2.000%, 08/15/2050	3,610	2,157
Wells Fargo
6.600%, 01/15/2038	2,620	2,979
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	3,390	3,733
5.950%, 12/15/2036	1,035	1,073

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.606%, 01/15/2044	$1,196	$1,211
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	3,110	3,209
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	3,600	3,689
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	985	753
3.000%, 04/22/2026	8,965	8,750
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (B)	4,325	4,442
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	10,290	10,619
4.900%, 11/17/2045	1,655	1,517
4.750%, 12/07/2046	3,498	3,128
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	2,760	2,500
4.400%, 06/14/2046	1,225	1,042
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	12,541	12,203
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	12,260	11,951
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	4,705	4,313
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	8,865	8,363
XL Group
5.250%, 12/15/2043	2,417	2,353

		1,428,445

Health Care — 9.2%
AbbVie
5.400%, 03/15/2054	3,910	4,052
5.050%, 03/15/2034	10,530	10,851
4.950%, 03/15/2031	7,910	8,145
4.550%, 03/15/2035	3,630	3,581
4.500%, 05/14/2035	8,060	7,924
4.250%, 11/21/2049	2,100	1,831
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,672
Amgen
5.650%, 03/02/2053	2,800	2,880
5.507%, 03/02/2026	10,275	10,277
Ascension Health
3.945%, 11/15/2046	2,394	2,047
3.106%, 11/15/2039	1,775	1,444
2.532%, 11/15/2029	3,730	3,432
Astrazeneca Finance LLC
5.000%, 02/26/2034	2,795	2,878
4.900%, 02/26/2031	8,110	8,335
1.200%, 05/28/2026	12,200	11,574
AstraZeneca PLC
6.450%, 09/15/2037	9,075	10,458
3.375%, 11/16/2025	1,383	1,365

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banner Health
2.907%, 01/01/2042	$2,652	$1,994
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,060
Bristol-Myers Squibb
5.550%, 02/22/2054	2,414	2,492
3.400%, 07/26/2029	3,982	3,826
3.200%, 06/15/2026	1,775	1,742
CVS Health
6.050%, 06/01/2054	2,220	2,239
5.050%, 03/25/2048	5,240	4,645
Elevance Health
2.550%, 03/15/2031	4,780	4,223
Eli Lilly
5.200%, 08/14/2064	1,095	1,109
5.100%, 02/09/2064	3,585	3,576
5.050%, 08/14/2054	2,085	2,093
4.950%, 02/27/2063	3,205	3,128
4.875%, 02/27/2053	2,677	2,622
HCA
5.500%, 06/15/2047	1,225	1,184
5.250%, 06/15/2049	5,210	4,836
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	4,273	4,400
5.200%, 06/15/2029 (A)	990	1,010
3.200%, 06/01/2050 (A)	2,225	1,509
Humana
5.950%, 03/15/2034	10,778	11,396
Johnson & Johnson
3.750%, 03/03/2047	1,400	1,180
3.700%, 03/01/2046	440	372
2.900%, 01/15/2028	2,565	2,481
1.300%, 09/01/2030	3,530	3,027
Kaiser Foundation Hospitals
4.150%, 05/01/2047	940	824
3.150%, 05/01/2027	2,005	1,955
2.810%, 06/01/2041	4,995	3,778
Medtronic
4.375%, 03/15/2035	1,732	1,696
Medtronic Global Holdings SCA
4.250%, 03/30/2028	4,847	4,852
Memorial Health Services
3.447%, 11/01/2049	1,870	1,455
Merck
4.900%, 05/17/2044	4,660	4,563
4.500%, 05/17/2033	3,015	3,018
3.600%, 09/15/2042	2,145	1,775
2.750%, 12/10/2051	4,355	2,865
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	1,082
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,255
1.651%, 08/01/2030	2,487	2,117

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northwell Healthcare
4.260%, 11/01/2047	$2,065	$1,751
Novartis Capital
4.400%, 05/06/2044	1,140	1,064
3.000%, 11/20/2025	4,455	4,384
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	2,920	1,910
OhioHealth
2.834%, 11/15/2041	4,000	2,994
Orlando Health Obligated Group
3.327%, 10/01/2050	810	616
Pfizer
4.200%, 09/15/2048	3,790	3,282
3.000%, 12/15/2026	2,255	2,198
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	4,640	4,605
5.300%, 05/19/2053	6,000	6,029
5.110%, 05/19/2043	8,105	8,013
4.750%, 05/19/2033	16,010	16,096
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,196
Quest Diagnostics
4.600%, 12/15/2027	3,880	3,904
Roche Holdings
5.593%, 11/13/2033 (A)	1,700	1,824
5.265%, 11/13/2026 (A)	7,380	7,534
5.218%, 03/08/2054 (A)	25	26
2.625%, 05/15/2026 (A)	3,145	3,060
1.930%, 12/13/2028 (A)	10,791	9,813
Royalty Pharma PLC
5.900%, 09/02/2054	2,260	2,289
5.400%, 09/02/2034	1,585	1,603
Rush Obligated Group
3.922%, 11/15/2029	3,828	3,732
Solventum
5.600%, 03/23/2034 (A)	4,075	4,154
Stanford Health Care
3.310%, 08/15/2030	1,070	1,013
Sutter Health
5.164%, 08/15/2033	5,794	5,952
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	2,943
Thermo Fisher Scientific
5.000%, 12/05/2026	7,380	7,499
4.800%, 11/21/2027	2,222	2,263
UnitedHealth Group
5.875%, 02/15/2053	9,420	10,184
5.750%, 07/15/2064	3,230	3,391
5.625%, 07/15/2054	13,345	13,939
5.500%, 07/15/2044	5,760	5,932
5.375%, 04/15/2054	2,000	2,022
4.950%, 01/15/2032	1,515	1,547

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 01/15/2030	$2,800	$2,858
4.750%, 07/15/2045	425	401
4.750%, 05/15/2052	2,620	2,431
4.625%, 07/15/2035	4,550	4,513
4.500%, 04/15/2033	3,788	3,743
4.200%, 01/15/2047	1,432	1,234
3.875%, 12/15/2028	1,835	1,809
3.850%, 06/15/2028	1,380	1,363
3.700%, 12/15/2025	1,920	1,900
2.300%, 05/15/2031	8,655	7,555
UPMC
5.035%, 05/15/2033	4,040	4,091
Wyeth LLC
6.000%, 02/15/2036	1,400	1,546
5.950%, 04/01/2037	3,960	4,328

		378,659

Industrials — 6.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	4,996	5,198
6.150%, 09/30/2030	2,115	2,254
6.100%, 01/15/2027	3,230	3,325
3.300%, 01/30/2032	9,380	8,338
3.000%, 10/29/2028	5,930	5,546
2.450%, 10/29/2026	2,850	2,716
AGCO
5.800%, 03/21/2034	950	977
Airbus
3.950%, 04/10/2047 (A)	2,800	2,385
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,697
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,040	1,088
3.400%, 04/15/2030 (A)	1,387	1,302
3.000%, 09/15/2050 (A)	2,780	1,889
1.900%, 02/15/2031 (A)	2,718	2,289
Boeing
7.008%, 05/01/2064 (A)	1,035	1,115
6.858%, 05/01/2054 (A)	1,915	2,062
6.528%, 05/01/2034 (A)	7,550	7,996
6.298%, 05/01/2029 (A)	2,940	3,071
5.805%, 05/01/2050	4,270	4,030
5.150%, 05/01/2030	9,675	9,650
3.750%, 02/01/2050	1,635	1,129
3.100%, 05/01/2026	3,985	3,854
Burlington Northern Santa Fe LLC
5.500%, 03/15/2055	2,760	2,889
5.200%, 04/15/2054	345	347
4.900%, 04/01/2044	2,563	2,471
4.550%, 09/01/2044	5,190	4,761
4.450%, 01/15/2053	3,424	3,068
4.375%, 09/01/2042	380	345

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 04/01/2045	$3,165	$2,739
Canadian National Railway
3.850%, 08/05/2032	2,990	2,843
Caterpillar
3.803%, 08/15/2042	1,595	1,361
Caterpillar Financial Services
5.150%, 08/11/2025	8,905	8,950
Caterpillar Financial Services MTN
3.600%, 08/12/2027	9,705	9,576
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	2,495	2,487
CSX
3.350%, 09/15/2049	3,226	2,378
Cummins
5.450%, 02/20/2054	3,528	3,622
Deere
3.100%, 04/15/2030	2,333	2,193
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	955	905
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,435	2,263
Emerson Electric
2.200%, 12/21/2031	6,250	5,403
1.800%, 10/15/2027	1,955	1,818
General Dynamics
4.250%, 04/01/2040	1,015	927
4.250%, 04/01/2050	2,505	2,199
2.850%, 06/01/2041	3,710	2,788
Genpact Luxembourg Sarl
3.375%, 12/01/2024	5,226	5,193
Honeywell International
5.250%, 03/01/2054	9,219	9,357
1.750%, 09/01/2031	1,980	1,671
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	2,863	2,504
John Deere Capital MTN
4.950%, 07/14/2028	2,100	2,154
2.800%, 07/18/2029	11,720	10,958
2.650%, 06/10/2026	365	355
2.350%, 03/08/2027	9,575	9,141
L3Harris Technologies
4.400%, 06/15/2028	3,750	3,734
Lockheed Martin
5.250%, 01/15/2033	6,748	7,079
4.070%, 12/15/2042	3,300	2,920
PACCAR Financial MTN
5.000%, 05/13/2027	4,165	4,258
5.000%, 03/22/2034	5,000	5,151

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Penske Truck Leasing Lp
5.250%, 07/01/2029 (A)	$4,850	$4,947
Penske Truck Leasing LP / PTL Finance
4.000%, 07/15/2025 (A)	2,904	2,876
3.950%, 03/10/2025 (A)	2,752	2,731
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	7,019
1.170%, 07/15/2025 (A)	1,476	1,430
RTX
4.500%, 06/01/2042	2,300	2,082
Ryder System
6.300%, 12/01/2028	2,200	2,344
Ryder System MTN
4.625%, 06/01/2025	4,800	4,781
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,315	4,894
Snap-on
3.100%, 05/01/2050	3,240	2,294
TTX
4.600%, 02/01/2049 (A)	3,000	2,787
TTX MTN
5.500%, 09/25/2026 (A)	1,510	1,536
Union Pacific
4.950%, 05/15/2053	355	347
3.500%, 02/14/2053	6,385	4,833
3.375%, 02/14/2042	1,145	914
2.950%, 03/10/2052	10,931	7,482
2.375%, 05/20/2031	3,670	3,251
Union Pacific MTN
3.550%, 08/15/2039	1,280	1,096
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,252	1,996
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,218	1,158
Verisk Analytics
3.625%, 05/15/2050	2,485	1,863
Waste Management
4.950%, 07/03/2031	3,274	3,362

		268,742

Information Technology — 4.0%
Amphenol
5.250%, 04/05/2034	2,870	2,953
Analog Devices
2.950%, 10/01/2051	1,918	1,329
1.700%, 10/01/2028	2,585	2,347
Apple
4.650%, 02/23/2046	725	710
3.850%, 05/04/2043	465	411
3.850%, 08/04/2046	5,165	4,454
3.350%, 02/09/2027	4,135	4,071
3.250%, 02/23/2026	5,340	5,267

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 08/05/2061	$2,000	$1,325
2.650%, 05/11/2050	3,755	2,542
2.375%, 02/08/2041	2,230	1,626
Broadcom
5.050%, 07/12/2029	3,932	4,009
4.926%, 05/15/2037 (A)	2,500	2,442
CDW LLC
5.100%, 03/01/2030	2,910	2,923
Cisco Systems
5.900%, 02/15/2039	3,307	3,659
5.300%, 02/26/2054	3,414	3,525
4.950%, 02/26/2031	10,220	10,568
IBM International Capital Pte
5.300%, 02/05/2054	3,325	3,274
5.250%, 02/05/2044	2,085	2,075
4.600%, 02/05/2027	1,805	1,817
Intel
5.700%, 02/10/2053	1,390	1,329
5.125%, 02/10/2030	14,435	14,575
4.900%, 08/05/2052	1,039	886
4.875%, 02/10/2026	7,250	7,239
3.200%, 08/12/2061	888	522
International Business Machines
4.150%, 05/15/2039	2,325	2,087
2.200%, 02/09/2027	2,700	2,566
Intuit
5.500%, 09/15/2053	7,835	8,245
5.250%, 09/15/2026	7,425	7,567
1.350%, 07/15/2027	2,989	2,765
KLA
5.650%, 11/01/2034	2,000	2,147
4.950%, 07/15/2052	1,817	1,763
Microsoft
3.700%, 08/08/2046	4,759	4,105
3.450%, 08/08/2036	615	562
3.041%, 03/17/2062	1,100	771
2.525%, 06/01/2050	1,078	718
2.400%, 08/08/2026	4,575	4,433
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,975	1,976
Oracle
4.375%, 05/15/2055	680	559
4.000%, 07/15/2046	2,275	1,810
3.800%, 11/15/2037	2,190	1,883
3.600%, 04/01/2040	3,963	3,192
2.950%, 04/01/2030	8,775	8,059
QUALCOMM
4.300%, 05/20/2047	3,261	2,904
Sprint Capital
8.750%, 03/15/2032	5,600	6,909
Texas Instruments
5.050%, 05/18/2063	3,558	3,499
2.250%, 09/04/2029	4,695	4,297

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vontier
1.800%, 04/01/2026	$1,205	$1,146
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,671

		164,512

Materials — 1.6%
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	4,890	4,204
ArcelorMittal
6.350%, 06/17/2054	2,415	2,429
6.000%, 06/17/2034	2,285	2,367
Barrick North America Finance LLC
5.750%, 05/01/2043	4,115	4,243
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,633
5.100%, 09/08/2028	7,595	7,786
5.000%, 09/30/2043	1,400	1,371
4.875%, 02/27/2026	3,545	3,560
Celanese US Holdings LLC
6.700%, 11/15/2033	1,255	1,357
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,780	1,623
Ecolab
1.650%, 02/01/2027	8,255	7,770
Freeport-McMoRan
5.250%, 09/01/2029	1,674	1,697
Glencore Funding LLC
5.634%, 04/04/2034 (A)	5,425	5,524
International Flavors & Fragrances
5.000%, 09/26/2048	3,025	2,717
3.468%, 12/01/2050 (A)	9,485	6,572
3.268%, 11/15/2040 (A)	1,953	1,459
2.300%, 11/01/2030 (A)	3,545	3,074
PPG Industries
1.200%, 03/15/2026	3,355	3,182
Rio Tinto Finance USA
5.200%, 11/02/2040	2,285	2,304
2.750%, 11/02/2051	4,000	2,611

		67,483

Real Estate — 2.3%
AvalonBay Communities MTN
3.350%, 05/15/2027	5,480	5,342
Boston Properties
4.500%, 12/01/2028	2,630	2,562
Federal Realty OP LP
1.250%, 02/15/2026	5,026	4,774
Prologis LP
5.250%, 06/15/2053	1,820	1,803
5.250%, 03/15/2054	1,335	1,324
4.750%, 06/15/2033	2,905	2,904

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Realty Income
5.625%, 10/13/2032	$6,530	$6,849
4.450%, 09/15/2026	1,416	1,412
3.400%, 01/15/2030	2,150	2,024
3.200%, 01/15/2027	1,830	1,767
2.100%, 03/15/2028	3,021	2,782
Regency Centers LP
5.250%, 01/15/2034	3,450	3,512
5.100%, 01/15/2035	2,610	2,618
4.650%, 03/15/2049	295	258
4.400%, 02/01/2047	1,630	1,393
2.950%, 09/15/2029	3,730	3,455
Sabra Health Care LP
3.900%, 10/15/2029	4,275	4,000
Scentre Group Trust 1/ Scentre Group Trust 2
3.750%, 03/23/2027 (A)	905	885
3.625%, 01/28/2026 (A)	13,406	13,186
Scentre Group Trust 2
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	6,340	6,271
Simon Property Group LP
6.750%, 02/01/2040	470	533
6.650%, 01/15/2054	330	383
5.850%, 03/08/2053	1,930	2,016
5.500%, 03/08/2033	8,037	8,396
4.250%, 11/30/2046	2,179	1,843
3.800%, 07/15/2050	1,190	924
2.650%, 02/01/2032	2,000	1,740
2.450%, 09/13/2029	4,536	4,126
Sun Communities Operating LP
5.500%, 01/15/2029	4,420	4,517
2.300%, 11/01/2028	115	104
UDR
5.125%, 09/01/2034	1,920	1,913

		95,616

Utilities — 10.7%
AEP Texas
5.450%, 05/15/2029	3,680	3,810
3.450%, 01/15/2050	2,695	1,892
AEP Transmission LLC
5.400%, 03/15/2053	1,800	1,809
Alabama Power
3.850%, 12/01/2042	600	502
3.700%, 12/01/2047	2,800	2,196
3.125%, 07/15/2051	3,187	2,210
1.450%, 09/15/2030	4,916	4,153
Ameren Illinois
4.500%, 03/15/2049	4,560	4,062
3.850%, 09/01/2032	13,035	12,316
American Electric Power
5.625%, 03/01/2033	3,555	3,714

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Arizona Public Service
5.550%, 08/01/2033	$4,920	$5,058
Atmos Energy
4.125%, 03/15/2049	3,795	3,157
Baltimore Gas and Electric
2.250%, 06/15/2031	4,495	3,880
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,372	2,587
3.250%, 04/15/2028	1,720	1,659
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	4,215	4,325
4.500%, 04/01/2044	2,215	1,977
3.000%, 03/01/2032	1,630	1,442
2.900%, 07/01/2050	790	519
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (A)	5,356	5,543
CMS Energy
3.000%, 05/15/2026	7,285	7,072
Commonwealth Edison
4.700%, 01/15/2044	3,300	3,050
3.200%, 11/15/2049	1,600	1,124
Connecticut Light and Power
5.250%, 01/15/2053	3,000	3,015
Consolidated Edison of New York
5.900%, 11/15/2053	6,255	6,720
5.500%, 03/15/2034	4,080	4,292
4.625%, 12/01/2054	5,681	5,073
3.875%, 06/15/2047	3,000	2,396
Consumers Energy
4.700%, 01/15/2030	3,774	3,828
Dominion Energy
3.375%, 04/01/2030	595	557
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	911
DTE Energy
5.850%, 06/01/2034	3,475	3,660
4.950%, 07/01/2027	2,460	2,487
4.875%, 06/01/2028	5,240	5,298
Duke Energy
5.800%, 06/15/2054	4,075	4,170
4.850%, 01/05/2029	3,780	3,832
Duke Energy Carolinas LLC
5.400%, 01/15/2054	3,070	3,107
5.300%, 02/15/2040	2,400	2,444
3.875%, 03/15/2046	5,500	4,444
2.850%, 03/15/2032	2,770	2,461
2.550%, 04/15/2031	2,855	2,519
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,252
5.875%, 11/15/2033	7,925	8,531
Duke Energy Indiana LLC
6.350%, 08/15/2038	245	275
4.900%, 07/15/2043	250	237

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Ohio
5.250%, 04/01/2033	$2,985	$3,067
2.125%, 06/01/2030	1,255	1,102
Duke Energy Progress LLC
4.200%, 08/15/2045	2,520	2,147
4.100%, 05/15/2042	1,061	905
East Ohio Gas
3.000%, 06/15/2050 (A)	1,120	721
2.000%, 06/15/2030 (A)	2,370	2,038
1.300%, 06/15/2025 (A)	2,700	2,619
Electricite de France
6.000%, 04/22/2064 (A)	3,500	3,472
5.950%, 04/22/2034 (A)	845	888
Entergy Arkansas LLC
5.750%, 06/01/2054	3,015	3,133
4.200%, 04/01/2049	2,765	2,300
Entergy Louisiana LLC
4.200%, 09/01/2048	3,215	2,652
Entergy Mississippi LLC
2.850%, 06/01/2028	3,925	3,702
Entergy Texas
5.800%, 09/01/2053	3,795	3,976
3.550%, 09/30/2049	2,040	1,497
Exelon
5.150%, 03/15/2028	4,570	4,665
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (A)	3,560	3,620
Florida Power & Light
5.960%, 04/01/2039	150	163
5.950%, 02/01/2038	3,769	4,124
5.690%, 03/01/2040	5,557	5,870
4.125%, 02/01/2042	3,705	3,260
2.850%, 04/01/2025	2,515	2,486
Georgia Power
5.250%, 03/15/2034	4,730	4,878
4.300%, 03/15/2043	2,305	2,002
Indiana Michigan Power
4.250%, 08/15/2048	580	488
Indianapolis Power & Light
5.700%, 04/01/2054 (A)	2,395	2,477
4.050%, 05/01/2046 (A)	65	53
Kentucky Utilities
5.450%, 04/15/2033	2,345	2,445
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,077
MidAmerican Energy
3.150%, 04/15/2050	2,700	1,905
Monongahela Power
5.850%, 02/15/2034 (A)	3,480	3,673
3.550%, 05/15/2027 (A)	10,095	9,848
National Grid PLC
5.418%, 01/11/2034	2,990	3,055

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Rural Utilities Cooperative Finance
8.427%, TSFR3M + 3.172%, 04/30/2043 (B)	$1,542	$1,542
5.800%, 01/15/2033	2,280	2,435
4.450%, 03/13/2026	7,360	7,357
4.400%, 11/01/2048	1,000	867
4.300%, 03/15/2049	2,558	2,197
National Rural Utilities Cooperative Finance MTN
5.100%, 05/06/2027	4,140	4,218
Nevada Power
6.000%, 03/15/2054	5,660	6,044
New England Power
5.936%, 11/25/2052 (A)	1,046	1,104
NextEra Energy Capital Holdings
5.250%, 03/15/2034	4,210	4,281
4.450%, 06/20/2025	10,825	10,784
1.900%, 06/15/2028	6,165	5,618
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,799
NiSource
5.350%, 04/01/2034	3,445	3,517
Northern States Power
7.125%, 07/01/2025	3,220	3,280
6.250%, 06/01/2036	600	668
4.500%, 06/01/2052	2,845	2,514
2.250%, 04/01/2031	2,770	2,413
NSTAR Electric
3.250%, 05/15/2029	3,788	3,601
OGE Energy
5.450%, 05/15/2029	2,665	2,758
Oglethorpe Power
5.375%, 11/01/2040	1,710	1,661
4.500%, 04/01/2047	1,990	1,694
4.250%, 04/01/2046	1,055	845
4.200%, 12/01/2042	170	137
Ohio Power
2.600%, 04/01/2030	5,235	4,698
Oncor Electric Delivery LLC
7.500%, 09/01/2038	115	143
5.650%, 11/15/2033	4,155	4,415
5.550%, 06/15/2054 (A)	5,265	5,403
5.350%, 10/01/2052	1,459	1,445
5.300%, 06/01/2042	1,241	1,243
3.750%, 04/01/2045	3,725	2,977
Pacific Gas and Electric
6.750%, 01/15/2053	3,010	3,292
6.400%, 06/15/2033	2,290	2,447
5.800%, 05/15/2034	3,220	3,314
5.250%, 03/01/2052	170	153
4.950%, 07/01/2050	3,125	2,723
4.500%, 07/01/2040	2,280	1,974
4.200%, 06/01/2041	2,340	1,901

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 08/01/2050	$315	$218
PacifiCorp
6.000%, 01/15/2039	4,410	4,664
5.800%, 01/15/2055	4,141	4,212
5.500%, 05/15/2054	390	385
3.300%, 03/15/2051	3,553	2,428
2.900%, 06/15/2052	5,290	3,314
PECO Energy
2.850%, 09/15/2051	2,100	1,369
Potomac Electric Power
5.500%, 03/15/2054	4,820	4,931
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,049
3.950%, 06/01/2047	1,802	1,496
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,354
Public Service Enterprise Group
5.850%, 11/15/2027	3,392	3,525
Public Service of Colorado
6.250%, 09/01/2037	210	231
5.750%, 05/15/2054	5,405	5,633
4.100%, 06/01/2032	4,690	4,509
3.200%, 03/01/2050	1,760	1,226
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,546
2.200%, 06/15/2031	5,455	4,682
San Diego Gas & Electric
4.950%, 08/15/2028	3,344	3,411
4.500%, 08/15/2040	2,025	1,891
3.320%, 04/15/2050	455	328
Sempra
3.800%, 02/01/2038	1,250	1,065
Southern California Edison
2.850%, 08/01/2029	2,785	2,575
Southern California Gas
5.750%, 06/01/2053	2,849	2,960
5.600%, 04/01/2054	2,560	2,648
4.300%, 01/15/2049	1,125	950
3.750%, 09/15/2042	190	154
2.550%, 02/01/2030	4,835	4,374
Union Electric
4.000%, 04/01/2048	1,120	922
3.900%, 09/15/2042	90	76
Virginia Electric and Power
6.350%, 11/30/2037	1,780	1,961
5.000%, 04/01/2033	6,093	6,138
5.000%, 01/15/2034	3,020	3,041
3.150%, 01/15/2026	3,000	2,942
2.950%, 11/15/2051	6,000	3,962
Wisconsin Electric Power
1.700%, 06/15/2028	4,000	3,640
Wisconsin Power & Light
6.375%, 08/15/2037	50	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.050%, 10/15/2027	$2,510	$2,411
Wisconsin Public Service
3.300%, 09/01/2049	2,475	1,798

		444,410

Total Corporate Obligations
(Cost $3,734,566) ($ Thousands)		3,652,326

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bonds
4.625%, 05/15/2044	14,950	15,569
4.625%, 05/15/2054	31,000	33,131
4.500%, 02/15/2044	23,896	24,493
4.375%, 08/15/2043	4,736	4,783
4.250%, 02/15/2054	17,217	17,284
4.250%, 08/15/2054	6,093	6,131
4.125%, 08/15/2044	32,345	31,562
U.S. Treasury Notes
4.625%, 06/15/2027	2,250	2,298
4.625%, 04/30/2029	1,495	1,551
4.500%, 05/15/2027	35,935	36,544
4.250%, 06/30/2029	19,410	19,841
4.125%, 07/31/2031	10,940	11,145
4.000%, 07/31/2029	35,475	35,893
4.000%, 02/15/2034	4,307	4,334
3.875%, 08/15/2034	50,715	50,533
3.750%, 08/15/2027	16,715	16,697

Total U.S. Treasury Obligations
(Cost $308,047) ($ Thousands)		311,789

MUNICIPAL BONDS — 2.7%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	5,475	5,358

California — 0.8%
California State University, RB
5.183%, 11/01/2053	8,690	8,775
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,322
California State, Build America Project, GO
7.600%, 11/01/2040	585	733
7.550%, 04/01/2039	2,305	2,872
7.500%, 04/01/2034	5,125	6,124
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,541

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	$300	$324
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	2,105	1,969
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	3,938
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	137
University of California Regents, RB
4.132%, 05/15/2032	3,210	3,137

		34,872

Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,685
Colorado State, COP
6.817%, 03/15/2028	1,980	2,141

		5,826

Connecticut — 0.1%
Connecticut State, Ser A, GO
4.657%, 05/15/2030	2,000	2,046
3.875%, 06/15/2028	2,555	2,533

		4,579

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
7.055%, 04/01/2057	899	1,051
6.637%, 04/01/2057	2,358	2,656

		3,707

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	2,580	2,750
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	3,815	3,702

		6,452

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,450

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 0.2%
Massachusetts Clean Water Trust, Build America Project, RB
5.192%, 08/01/2040	$2,995	$3,022
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	101
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	83
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,397
1.638%, 07/01/2026	2,125	2,008

		7,611

Michigan — 0.2%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,501
2.671%, 09/01/2049 (B)	4,600	4,387
University of Michigan, Ser C, RB
3.599%, 04/01/2047	4,520	3,925

		9,813

New Jersey — 0.1%
New Jersey State, Transportation Trust Fund Authority, Build America Project, Ser C, RB
5.754%, 12/15/2028	2,300	2,339

New York — 0.4%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	165
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	205	186
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,288
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	2,100	2,069
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	3,000	3,053
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	7,350	7,597

		14,358

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	$3,065	$3,339

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	3,259	3,320

Pennsylvania — 0.1%
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	4,988

Texas — 0.1%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	574
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	845	997
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	604

		2,175

Total Municipal Bonds
(Cost $116,345) ($ Thousands)		110,187

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.7%

CDP Financial
5.600%, 11/25/2039(A)	$700	$751
Chile Government International Bond
5.330%, 01/05/2054	2,090	2,066
3.860%, 06/21/2047	415	337
3.100%, 01/22/2061	330	216
Israel Government International Bond
3.875%, 07/03/2050	2,530	1,859
Korea Development Bank
4.375%, 02/15/2028	5,150	5,176
Province of British Columbia Canada
4.200%, 07/06/2033	7,195	7,134
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	276
Republic of Poland Government International Bond
4.875%, 10/04/2033	3,460	3,505
Saudi Government International Bond MTN
5.750%, 01/16/2054(A)	6,225	6,372

Total Sovereign Debt
(Cost $27,417) ($ Thousands)		27,692

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	51,239,657	51,240
Total Cash Equivalent
(Cost $51,240) ($ Thousands)		51,240
Total Investments in Securities — 100.3%
(Cost $4,237,615) ($ Thousands)		$4,153,234

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	284	Dec-2024	$58,971	$58,943	$(28)
U.S. 5-Year Treasury Note	359	Dec-2024	39,369	39,274	(95)
			98,340	98,217	(123)
Short Contracts
Ultra 10-Year U.S. Treasury Note	(488)	Dec-2024	$(57,685)	$(57,309)	$376
			$40,655	$40,908	$253

Percentages are based on Net Assets of $4,140,029 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $687,556 ($ Thousands), representing 16.6% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Intermediate Duration Credit Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$33,054	$545,489	$(527,303)	$—	$—	$51,240	$561	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 74.6%

Communication Services — 6.6%
Alphabet Inc, Cl A	161,072	$26,316
Alphabet Inc, Cl C	134,100	22,141
AT&T Inc	197,743	3,935
Charter Communications Inc, Cl A *	2,715	943
Comcast Corp, Cl A	107,932	4,271
Electronic Arts Inc	6,744	1,024
Fox Corp	10,366	417
Interpublic Group of Cos Inc/The	10,600	346
Live Nation Entertainment Inc *	3,900	381
Match Group Inc *	7,300	272
Meta Platforms Inc, Cl A	60,104	31,333
Netflix Inc *	11,832	8,298
News Corp	3,400	100
News Corp, Cl A	10,400	295
Omnicom Group Inc	5,399	542
Paramount Global, Cl B	14,240	149
Take-Two Interactive Software Inc *	4,400	711
T-Mobile US Inc	14,209	2,824
Verizon Communications Inc	115,992	4,846
Walt Disney Co/The	50,221	4,539
Warner Bros Discovery Inc *	61,680	484

		114,167
Consumer Discretionary — 7.3%
Airbnb Inc, Cl A *	11,800	1,384
Amazon.com Inc *	251,080	44,818
Aptiv PLC *	7,624	545
AutoZone Inc *	469	1,492
Bath & Body Works Inc	6,100	188
Best Buy Co Inc	5,300	532
Booking Holdings Inc	919	3,593
BorgWarner Inc	6,200	211
Caesars Entertainment Inc *	5,900	222
CarMax Inc *	4,400	372
Carnival Corp, Cl A *	28,000	462
Chipotle Mexican Grill Inc, Cl A *	36,800	2,064
Darden Restaurants Inc	3,300	522
Deckers Outdoor Corp *	700	671
Domino's Pizza Inc	1,000	414
DR Horton Inc	8,174	1,543
eBay Inc	13,881	820
Etsy Inc *	3,200	176
Expedia Group Inc *	3,585	499
Ford Motor Co	104,376	1,168
Garmin Ltd	4,300	788
General Motors Co	31,495	1,568
Genuine Parts Co	3,850	552
Hasbro Inc	3,600	245
Hilton Worldwide Holdings Inc	6,861	1,507
Home Depot Inc/The	27,243	10,039
Las Vegas Sands Corp	10,236	399
Lennar Corp, Cl A	6,795	1,237

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LKQ Corp	7,300	$304
Lowe's Cos Inc	15,778	3,921
Lululemon Athletica Inc *	3,200	830
Marriott International Inc/MD, Cl A	6,428	1,509
McDonald's Corp	19,879	5,738
MGM Resorts International *	7,015	264
Mohawk Industries Inc *	1,528	237
NIKE Inc, Cl B	32,478	2,706
Norwegian Cruise Line Holdings Ltd *	12,400	222
NVR Inc *	80	734
O'Reilly Automotive Inc *	1,596	1,803
Pool Corp	1,100	387
PulteGroup Inc	5,900	777
Ralph Lauren Corp, Cl A	1,100	188
Ross Stores Inc	8,916	1,343
Royal Caribbean Cruises Ltd *	6,300	1,037
Starbucks Corp	31,266	2,957
Tapestry Inc	6,300	258
Tesla Inc *	76,129	16,300
TJX Cos Inc/The	31,242	3,664
Tractor Supply Co	2,994	801
Ulta Beauty Inc *	1,332	470
Wynn Resorts Ltd	2,600	200
Yum! Brands Inc	7,812	1,054

		125,735
Consumer Staples — 4.5%
Altria Group Inc	46,036	2,475
Archer-Daniels-Midland Co	13,807	842
Brown-Forman Corp, Cl B	4,925	225
Bunge Global SA	4,000	406
Campbell Soup Co	5,400	269
Church & Dwight Co Inc	6,817	695
Clorox Co/The	3,400	538
Coca-Cola Co/The	106,588	7,724
Colgate-Palmolive Co	21,982	2,341
Conagra Brands Inc	13,300	415
Constellation Brands Inc, Cl A	4,407	1,061
Costco Wholesale Corp	12,151	10,843
Dollar General Corp	6,110	507
Dollar Tree Inc *	5,697	481
Estee Lauder Cos Inc/The, Cl A	6,365	583
General Mills Inc	15,569	1,126
Hershey Co/The	4,055	783
Hormel Foods Corp	7,900	257
J M Smucker Co/The	2,882	331
Kellanova	7,300	588
Kenvue Inc	51,205	1,124
Keurig Dr Pepper Inc	29,067	1,064
Kimberly-Clark Corp	9,291	1,344
Kraft Heinz Co/The	21,766	771
Kroger Co/The	18,467	983
Lamb Weston Holdings Inc	4,000	248
McCormick & Co Inc/MD	7,000	560

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	5,000	$270
Mondelez International Inc, Cl A	35,989	2,584
Monster Beverage Corp *	19,776	932
PepsiCo Inc	37,790	6,533
Philip Morris International Inc	42,842	5,282
Procter & Gamble Co/The	64,826	11,120
Sysco Corp	13,869	1,081
Target Corp	12,393	1,904
Tyson Foods Inc, Cl A	7,972	513
Walgreens Boots Alliance Inc	19,552	181
Walmart Inc	117,376	9,065

		78,049
Energy — 2.6%
APA Corp	9,000	256
Baker Hughes Co, Cl A	26,279	924
Chevron Corp	47,127	6,973
ConocoPhillips	32,269	3,672
Coterra Energy Inc, Cl A	20,481	498
Devon Energy Corp	17,444	781
Diamondback Energy Inc	4,900	956
EOG Resources Inc	15,365	1,979
EQT Corp	16,100	540
Exxon Mobil Corp	123,130	14,522
Halliburton Co	24,419	759
Hess Corp	7,647	1,056
Kinder Morgan Inc	53,184	1,147
Marathon Oil Corp	15,500	444
Marathon Petroleum Corp	9,681	1,715
Occidental Petroleum Corp	18,403	1,049
ONEOK Inc	16,066	1,484
Phillips 66	11,306	1,586
Schlumberger NV	38,138	1,678
Targa Resources Corp	6,200	911
Valero Energy Corp	9,051	1,328
Williams Cos Inc/The	33,605	1,538

		45,796
Financials — 9.9%
Aflac Inc	14,255	1,573
Allstate Corp/The	7,312	1,382
American Express Co	15,676	4,055
American International Group Inc	18,263	1,407
Ameriprise Financial Inc	2,663	1,197
Aon PLC, Cl A	5,845	2,009
Arch Capital Group Ltd *	10,347	1,170
Arthur J Gallagher & Co	5,857	1,714
Assurant Inc	1,500	295
Bank of America Corp	187,063	7,623
Bank of New York Mellon Corp/The	20,658	1,409
Berkshire Hathaway Inc, Cl B *	49,678	23,643
BlackRock Inc, Cl A	3,776	3,405
Blackstone Inc	19,200	2,733
Brown & Brown Inc	6,500	683

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capital One Financial Corp	10,555	$1,551
Cboe Global Markets Inc	2,900	596
Charles Schwab Corp/The	40,098	2,610
Chubb Ltd	11,195	3,181
Cincinnati Financial Corp	4,400	603
Citigroup Inc	52,663	3,299
Citizens Financial Group Inc	12,465	537
CME Group Inc, Cl A	9,609	2,073
Corpay Inc *	1,900	600
Discover Financial Services	6,918	960
Everest Group Ltd	1,200	471
FactSet Research Systems Inc	1,000	423
Fidelity National Information Services Inc	15,356	1,266
Fifth Third Bancorp	18,842	804
Fiserv Inc *	15,679	2,738
Franklin Resources Inc	8,200	166
Global Payments Inc	6,991	776
Globe Life Inc	2,300	242
Goldman Sachs Group Inc/The	8,888	4,535
Hartford Financial Services Group Inc/The	8,108	941
Huntington Bancshares Inc/OH	39,826	596
Intercontinental Exchange Inc	15,391	2,486
Invesco Ltd	13,000	222
Jack Henry & Associates Inc	2,000	346
JPMorgan Chase & Co	78,805	17,715
KeyCorp	25,954	443
KKR & Co Inc	17,800	2,203
Loews Corp	5,100	418
M&T Bank Corp	4,590	790
MarketAxess Holdings Inc	1,100	267
Marsh & McLennan Cos Inc	13,620	3,099
Mastercard Inc, Cl A	22,587	10,917
MetLife Inc	16,445	1,274
Moody's Corp	4,236	2,066
Morgan Stanley	34,522	3,577
MSCI Inc, Cl A	2,163	1,256
Nasdaq Inc	10,588	763
Northern Trust Corp	5,605	511
PayPal Holdings Inc *	27,933	2,023
PNC Financial Services Group Inc/The	10,947	2,026
Principal Financial Group Inc	6,020	490
Progressive Corp/The	16,183	4,081
Prudential Financial Inc	9,939	1,204
Raymond James Financial Inc	5,208	623
Regions Financial Corp	25,682	601
S&P Global Inc	8,846	4,540
Synchrony Financial	11,311	568
T Rowe Price Group Inc	6,098	647
Travelers Cos Inc/The	6,055	1,381
Truist Financial Corp	36,874	1,639
US Bancorp	41,667	1,968
Visa Inc, Cl A	43,224	11,946
W R Berkley Corp	8,475	506

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wells Fargo & Co	95,979	$5,612
Willis Towers Watson PLC	2,802	819

		172,293
Health Care — 9.2%
Abbott Laboratories	47,919	5,428
AbbVie Inc	48,557	9,532
Agilent Technologies Inc	8,156	1,166
Align Technology Inc *	1,913	454
Amgen Inc	14,774	4,932
Baxter International Inc	14,138	536
Becton Dickinson & Co	7,765	1,882
Biogen Inc *	4,050	829
Bio-Rad Laboratories Inc, Cl A *	563	190
Bio-Techne Corp	4,300	318
Boston Scientific Corp *	40,572	3,318
Bristol-Myers Squibb Co	54,326	2,714
Cardinal Health Inc	6,798	766
Catalent Inc *	5,000	305
Cencora Inc	4,561	1,093
Centene Corp *	14,084	1,110
Charles River Laboratories International Inc *	1,400	277
Cigna Group/The	7,662	2,772
Cooper Cos Inc/The	5,500	581
CVS Health Corp	33,612	1,924
Danaher Corp	18,176	4,895
DaVita Inc *	1,400	211
Dexcom Inc *	10,730	744
Edwards Lifesciences Corp *	16,636	1,164
Elevance Health Inc	6,443	3,588
Eli Lilly & Co	21,907	21,031
GE HealthCare Technologies Inc	11,734	995
Gilead Sciences Inc	33,343	2,634
HCA Healthcare Inc	5,345	2,114
Henry Schein Inc *	3,500	247
Hologic Inc *	6,512	529
Humana Inc	3,149	1,116
IDEXX Laboratories Inc *	2,278	1,096
Incyte Corp *	4,400	289
Insulet Corp *	1,900	385
Intuitive Surgical Inc *	9,778	4,817
IQVIA Holdings Inc *	5,009	1,260
Johnson & Johnson	66,080	10,960
Labcorp Holdings Inc	2,365	544
McKesson Corp	3,477	1,951
Medtronic PLC	36,635	3,245
Merck & Co Inc	69,644	8,249
Mettler-Toledo International Inc *	560	806
Moderna Inc *	9,238	715
Molina Healthcare Inc *	1,600	560
Pfizer Inc	156,140	4,530
Quest Diagnostics Inc	3,100	487
Regeneron Pharmaceuticals Inc *	2,936	3,478

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ResMed Inc	4,023	$986
Revvity Inc	3,400	417
Solventum Corp *	3,814	245
STERIS PLC	2,713	654
Stryker Corp	9,379	3,380
Teleflex Inc	1,300	319
Thermo Fisher Scientific Inc	10,504	6,461
UnitedHealth Group Inc	25,257	14,907
Universal Health Services Inc, Cl B	1,700	405
Vertex Pharmaceuticals Inc *	6,966	3,454
Viatris Inc	33,274	402
Waters Corp *	1,651	572
West Pharmaceutical Services Inc	2,054	644
Zimmer Biomet Holdings Inc	5,638	651
Zoetis Inc, Cl A	12,230	2,244

		158,508
Industrials — 6.3%
3M Co	15,256	2,055
A O Smith Corp	3,300	276
Allegion plc	2,433	338
American Airlines Group Inc *	19,100	203
AMETEK Inc	6,409	1,096
Automatic Data Processing Inc	10,992	3,033
Axon Enterprise Inc *	2,000	730
Boeing Co/The *	15,496	2,692
Broadridge Financial Solutions Inc	3,300	702
Builders FirstSource Inc *	3,400	592
Carrier Global Corp	23,078	1,680
Caterpillar Inc	13,515	4,813
CH Robinson Worldwide Inc	3,200	331
Cintas Corp	2,321	1,869
Copart Inc *	23,272	1,232
CSX Corp	52,183	1,788
Cummins Inc	3,798	1,188
Dayforce Inc *	4,300	246
Deere & Co	6,962	2,686
Delta Air Lines Inc	17,846	758
Dover Corp	3,806	708
Eaton Corp PLC	11,016	3,381
Emerson Electric Co	15,319	1,614
Equifax Inc	3,390	1,041
Expeditors International of Washington Inc	3,838	474
Fastenal Co	15,811	1,080
FedEx Corp	6,088	1,819
Fortive Corp	9,788	728
GE Vernova Inc *	7,555	1,519
Generac Holdings Inc *	1,700	266
General Dynamics Corp	6,091	1,823
General Electric Co	30,120	5,260
Honeywell International Inc	17,977	3,738
Howmet Aerospace Inc	10,729	1,037
Hubbell Inc, Cl B	1,500	600
Huntington Ingalls Industries Inc	1,100	311

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IDEX Corp	2,100	$434
Illinois Tool Works Inc	7,218	1,827
Ingersoll Rand Inc	11,083	1,014
Jacobs Solutions Inc	3,500	528
JB Hunt Transport Services Inc	2,300	398
Johnson Controls International PLC	18,572	1,353
L3Harris Technologies Inc	5,196	1,230
Leidos Holdings Inc	3,800	602
Lockheed Martin Corp	5,903	3,354
Masco Corp	6,100	485
Nordson Corp	1,500	385
Norfolk Southern Corp	5,969	1,529
Northrop Grumman Corp	3,817	1,997
Old Dominion Freight Line Inc	4,976	959
Otis Worldwide Corp	11,145	1,055
PACCAR Inc	13,987	1,345
Parker-Hannifin Corp	3,503	2,103
Paychex Inc	8,447	1,108
Paycom Software Inc	1,400	228
Pentair PLC	4,546	403
Quanta Services Inc	4,014	1,104
Republic Services Inc, Cl A	5,643	1,175
Rockwell Automation Inc	3,105	845
Rollins Inc	7,825	393
RTX Corp	36,606	4,515
Snap-on Inc	1,500	426
Southwest Airlines Co	16,630	481
Stanley Black & Decker Inc	4,300	440
Textron Inc	5,400	492
Trane Technologies PLC	6,079	2,199
TransDigm Group Inc	1,516	2,082
Uber Technologies Inc *	57,600	4,212
Union Pacific Corp	16,822	4,308
United Airlines Holdings Inc *	9,165	404
United Parcel Service Inc, Cl B	19,622	2,522
United Rentals Inc	1,796	1,331
Veralto Corp	6,059	681
Verisk Analytics Inc, Cl A	3,916	1,068
Waste Management Inc	9,767	2,071
Westinghouse Air Brake Technologies Corp	4,886	829
WW Grainger Inc	1,177	1,159
Xylem Inc/NY	6,700	921

		109,702
Information Technology — 22.9%
Adobe Inc *	12,284	7,056
Advanced Micro Devices Inc *	44,433	6,601
Akamai Technologies Inc *	4,200	428
Amphenol Corp, Cl A	32,222	2,173
Analog Devices Inc	13,710	3,220
ANSYS Inc *	2,421	778
Apple Inc	395,056	90,468
Applied Materials Inc	22,903	4,518
Arista Networks Inc *	7,061	2,495

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Autodesk Inc *	5,892	$1,522
Broadcom Inc	119,540	19,463
Cadence Design Systems Inc *	7,463	2,007
CDW Corp/DE	3,741	844
Cisco Systems Inc	111,492	5,635
Cognizant Technology Solutions Corp, Cl A	13,718	1,067
Corning Inc	21,388	895
Crowdstrike Holdings Inc, Cl A *	6,200	1,719
Enphase Energy Inc *	3,768	456
EPAM Systems Inc *	1,577	317
F5 Inc *	1,600	325
Fair Isaac Corp *	669	1,158
First Solar Inc *	2,935	667
Fortinet Inc *	17,498	1,342
Gartner Inc *	2,093	1,030
Gen Digital Inc	15,600	413
GoDaddy Inc, Cl A *	3,900	653
Hewlett Packard Enterprise Co	36,275	703
HP Inc	23,736	859
Intel Corp	114,563	2,525
International Business Machines Corp	25,308	5,115
Intuit Inc	7,673	4,836
Jabil Inc	3,400	372
Juniper Networks Inc	8,900	346
Keysight Technologies Inc *	4,879	752
KLA Corp	3,682	3,017
Lam Research Corp	3,542	2,908
Microchip Technology Inc	14,354	1,179
Micron Technology Inc	29,762	2,864
Microsoft Corp	203,760	84,996
Monolithic Power Systems Inc	1,348	1,260
Motorola Solutions Inc	4,430	1,958
NetApp Inc	5,700	688
NVIDIA Corp	674,270	80,488
ON Semiconductor Corp *	11,930	929
Oracle Corp	43,819	6,191
Palo Alto Networks Inc *	8,700	3,156
PTC Inc *	3,300	591
Qorvo Inc *	2,700	313
QUALCOMM Inc	30,768	5,394
Roper Technologies Inc	2,863	1,587
Salesforce Inc	26,754	6,766
Seagate Technology Holdings PLC	5,400	538
ServiceNow Inc *	5,567	4,760
Skyworks Solutions Inc	4,454	488
Super Micro Computer Inc *	1,364	597
Synopsys Inc *	4,253	2,210
TE Connectivity Ltd	8,468	1,301
Teledyne Technologies Inc *	1,302	563
Teradyne Inc	4,300	588
Texas Instruments Inc	25,107	5,381
Trimble Inc *	6,900	391
Tyler Technologies Inc *	1,200	705

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VeriSign Inc *	2,340	$430
Western Digital Corp *	9,003	591
Zebra Technologies Corp, Cl A *	1,400	484

		396,070
Materials — 1.7%
Air Products and Chemicals Inc	5,974	1,666
Albemarle Corp	3,196	288
Amcor PLC	40,107	459
Avery Dennison Corp	2,200	488
Ball Corp	8,500	542
Celanese Corp, Cl A	2,800	366
CF Industries Holdings Inc	5,046	419
Corteva Inc	19,159	1,098
Dow Inc	19,573	1,049
DuPont de Nemours Inc	11,539	972
Eastman Chemical Co	3,300	338
Ecolab Inc	6,987	1,769
FMC Corp	3,600	232
Freeport-McMoRan Inc, Cl B	38,385	1,700
International Flavors & Fragrances Inc	7,073	736
International Paper Co	9,600	465
Linde PLC	13,233	6,329
LyondellBasell Industries NV, Cl A	7,155	706
Martin Marietta Materials Inc	1,670	892
Mosaic Co/The	8,763	250
Newmont Corp	31,797	1,698
Nucor Corp	6,382	969
Packaging Corp of America	2,500	524
PPG Industries Inc	6,515	845
Sherwin-Williams Co/The	6,249	2,308
Smurfit WestRock	13,541	642
Steel Dynamics Inc	4,025	481
Vulcan Materials Co	3,621	888

		29,119
Real Estate — 1.8%
Alexandria Real Estate Equities Inc ‡	4,403	526
American Tower Corp, Cl A ‡	12,556	2,813
AvalonBay Communities Inc ‡	3,915	884
BXP ‡	4,000	301
Camden Property Trust ‡	2,900	363
CBRE Group Inc, Cl A *	8,265	952
CoStar Group Inc *	11,390	880
Crown Castle Inc ‡	11,494	1,288
Digital Realty Trust Inc ‡	8,922	1,353
Equinix Inc ‡	2,614	2,181
Equity Residential ‡	9,629	721
Essex Property Trust Inc ‡	1,766	533
Extra Space Storage Inc ‡	5,845	1,035
Federal Realty Investment Trust ‡	2,100	242
Healthpeak Properties Inc ‡	18,600	414
Host Hotels & Resorts Inc ‡	19,585	347
Invitation Homes Inc ‡	15,800	582

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iron Mountain Inc ‡	8,171	$925
Kimco Realty Corp ‡	18,300	426
Mid-America Apartment Communities Inc ‡	3,263	530
Prologis Inc ‡	24,908	3,184
Public Storage ‡	4,356	1,497
Realty Income Corp ‡	23,253	1,444
Regency Centers Corp ‡	4,500	327
SBA Communications Corp, Cl A ‡	3,012	683
Simon Property Group Inc ‡	8,633	1,445
UDR Inc ‡	8,300	369
Ventas Inc ‡	11,100	689
VICI Properties Inc, Cl A ‡	28,796	964
Welltower Inc ‡	15,993	1,930
Weyerhaeuser Co ‡	20,278	618

		30,446
Utilities — 1.8%
AES Corp/The	19,600	336
Alliant Energy Corp	7,100	414
Ameren Corp	7,496	619
American Electric Power Co Inc	14,524	1,456
American Water Works Co Inc	5,372	769
Atmos Energy Corp	4,222	552
CenterPoint Energy Inc	17,592	480
CMS Energy Corp	8,200	556
Consolidated Edison Inc	9,637	979
Constellation Energy Corp	8,426	1,657
Dominion Energy Inc	23,094	1,291
DTE Energy Co	5,717	715
Duke Energy Corp	20,700	2,359
Edison International	10,671	929
Entergy Corp	5,911	713
Evergy Inc	6,299	373
Eversource Energy	9,708	656
Exelon Corp	27,726	1,056
FirstEnergy Corp	14,264	626
NextEra Energy Inc	56,598	4,557
NiSource Inc	12,100	400
NRG Energy Inc	5,800	493
PG&E Corp	56,498	1,113
Pinnacle West Capital Corp	3,100	271
PPL Corp	20,318	648
Public Service Enterprise Group Inc	13,727	1,108
Sempra	16,776	1,379
Southern Co/The	29,267	2,529
Vistra Corp	9,100	777
WEC Energy Group Inc	8,755	814
Xcel Energy Inc	15,346	940

		31,565
Total Common Stock
(Cost $349,282) ($ Thousands)		1,291,450

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 0.4%

China — 0.1%
NXP Semiconductors NV	7,017	$1,799

Ireland — 0.3%
Accenture PLC, Cl A	17,316	5,921

Total Foreign Common Stock
(Cost $2,622) ($ Thousands)		7,720

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	23,547,084	23,547
Total Cash Equivalent
(Cost $23,547) ($ Thousands)		23,547

PURCHASED OPTIONS — 0.2%
Total Purchased Options
(Cost $9,439) ($ Thousands)		3,093

PURCHASED SWAPTION — 0.2%
Total Purchased Swaption
(Cost $2,975) ($ Thousands)		3,892

Total Investments in Securities — 76.8%
(Cost $387,865) ($ Thousands)		$1,329,702

WRITTEN OPTIONS — (0.5)%
Total Written Options
(Premiums Received $4,887) ($ Thousands)		$(7,162)

WRITTEN SWAPTION — (0.0)%
Total Written Swaption
(Premiums Received $600) ($ Thousands)		$(548)

A list of open exchange traded options contracts for the Fund at August 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.2%
Call Options		–			–
EUR Put/USD Call	426,000,000	$447,300	$1.05	10/19/2024	$96
USD Call/CNH Put	340,000,000	2,465,000	7.25	8/16/2025	2,997

Total Purchased Options		$2,912,300			$3,093
WRITTEN OPTIONS — (0.5)%
Put Options
CNH Call/USD Put	(340,000,000)	$(2,329,000)	6.85	08/16/2025	$(6,280)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Dynamic Asset Allocation Fund (Continued)

A list of open exchange traded options contracts for the Fund at August 31, 2024, is as follows:
Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
Call Options
USD Call/CNH Put	(340,000,000)	$(2,628,540)	$7.73	08/16/2025	$(882)

Total Written Options		$(4,957,540)			$(7,162)

A list of open OTC swaptions held by the Fund at August 31, 2024, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.2%
Call Swaptions
Swaption	Bank of America Merrill Lynch	$1,696,000,000	$0.12	05/17/2025	$3,892

WRITTEN SWAPTION — 0.0%
Call Swaptions
Swaption	Bank of America Merrill Lynch	$(1,696,000,000)	0.87	05/17/2025	$(548)

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	1,522	Sep-2024	$421,838	$430,802	$8,964

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2024, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.385%^	U.S. CPI	Annually	07/31/2029	USD	265,000	$(732)	$–	$(732)
2.39%^	U.S. CPI	Annually	07/31/2029	USD	265,000	(793)	–	(793)
2.4%^	U.S. CPI	Annually	08/01/2029	USD	107,000	(373)	–	(373)
2.659%^	U.S. CPI	Annually	02/27/2033	USD	269,000	6,960	–	6,960
0.281%	1-Day JPY-MUTKCALM Compounded-OIS	Annually	05/15/2026	JPY	264,893,382	3,994	–	3,994
0.293%	TONAR	Annually	05/15/2026	JPY	209,944,853	2,996	–	2,996
SOFR	3.41%	Annually	12/11/2028	USD	1,023,842	4,477	–	4,477
3.432%	SOFR	Annually	12/11/2056	USD	107,637	(2,468)	–	(2,468)
3.707%	SOFR	Annually	03/05/2034	USD	345,000	(3,419)	–	(3,419)
3.726%	USD-SOFR-OIS COMPOUND	Annually	06/18/2034	USD	163,000	(1,597)	–	(1,597)
3.745%	USD-SOFR-OIS COMPOUND	Annually	06/11/2034	USD	164,000	(1,738)	–	(1,738)
4.161%	SOFR	Annually	11/02/2056	USD	214,675	(32,009)	–	(32,009)
4.2725%	SOFR	Annually	07/22/2025	USD	1,150,000	1,003	–	1,003
SOFR	4.35%	Annually	11/02/2031	USD	837,500	38,156	–	38,156
4.36%	USD-SOFR-OIS COMPOUND	Annually	07/26/2025	USD	517,500	5	–	5
						$14,462	$–	$14,462

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Dynamic Asset Allocation Fund (Concluded)

A list of open OTC swap agreements held by the Fund at August 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs^	+BCOMTR/0.075%	3-MONTH TREASURY BILL RATE + 7.5 BPS	INDEX RETURN	Annually	09/13/2024	USD	74,133	$(5,427)	$–	$(5,427)
								$(5,427)	$–	$(5,427)

Percentages are based on Net Assets of $1,732,024 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of August 31, 2024.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,589	$49,453	$(45,495)	$—	$—	$23,547	$233	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 63.2%
U.S. Treasury Bills ^
5.297%, 11/14/2024 (A)	$9,000	$8,910
5.296%, 10/24/2024 (A)	4,000	3,971
5.289%, 11/07/2024 (A)	7,000	6,936
5.288%, 10/17/2024 (A)	9,000	8,944
5.272%, 10/10/2024 (A)	8,000	7,958
5.249%, 09/26/2024 (A)	9,400	9,369
5.230%, 11/21/2024 (A)	9,500	9,396
5.213%, 10/03/2024 (A)	6,000	5,974
5.201%, 10/31/2024 (A)	9,700	9,621
U.S. Treasury Inflation-Protected Securities
0.750%, 07/15/2028	106,229	102,738
0.375%, 07/15/2027 (B)	187,173	180,204
0.250%, 07/15/2029	44,901	42,130
0.125%, 07/15/2026	15,183	14,676
U.S. Treasury Notes ^
5.278%, USBMMY3M + 0.245%, 01/31/2026 (C)	8,300	8,301
5.233%, USBMMY3M + 0.200%, 01/31/2025 (C)(H)	10,300	10,300
5.203%, USBMMY3M + 0.170%, 10/31/2025 (C)	9,200	9,195
5.202%, USBMMY3M + 0.169%, 04/30/2025 (C)	7,500	7,499
5.183%, USBMMY3M + 0.150%, 04/30/2026 (C)	900	899
5.173%, USBMMY3M + 0.140%, 10/31/2024 (C)(H)	10,000	9,998
5.158%, USBMMY3M + 0.125%, 07/31/2025 (C)	7,600	7,593
5.000%, 08/31/2025	1,000	1,006
4.875%, 05/31/2026	800	811
4.750%, 07/31/2025	1,200	1,203
4.625%, 02/28/2025	700	699
4.500%, 04/15/2027	1,000	1,016
4.375%, 08/15/2026	1,200	1,210
4.375%, 07/15/2027	800	812
4.000%, 02/15/2026	700	699

Total U.S. Treasury Obligations
(Cost $470,850) ($ Thousands)		472,068

	Shares
COMMON STOCK — 28.8%

Communication Services — 2.3%
Alphabet Inc, Cl A	12,715	2,077
Alphabet Inc, Cl C	10,669	1,762
AST SpaceMobile Inc, Cl A *	2,092	61
AT&T Inc (D)	106,703	2,123
Cogent Communications Holdings Inc	796	56
Electronic Arts Inc	1,669	253
Frontier Communications Parent Inc *	3,600	104
GCI Liberty - Escrow *	1,350	—

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iridium Communications Inc	1,840	$47
Liberty Media Corp-Liberty Formula One, Cl C *	1,205	94
Live Nation Entertainment Inc *	1,019	100
Lumen Technologies Inc *	17,026	89
Madison Square Garden Sports Corp, Cl A *	224	47
Match Group Inc *	938	35
Meta Platforms Inc, Cl A	4,748	2,475
Netflix Inc *	2,713	1,903
Pinterest Inc, Cl A *	1,345	43
ROBLOX Corp, Cl A *	4,785	210
Roku Inc, Cl A *	1,148	78
Spotify Technology SA *	894	307
Take-Two Interactive Software Inc *	962	156
Telephone and Data Systems Inc	2,374	56
TKO Group Holdings Inc, Cl A	559	66
T-Mobile US Inc	7,297	1,450
Verizon Communications Inc	61,819	2,583
Walt Disney Co/The	11,596	1,048
Warner Bros Discovery Inc *(D)	14,974	117

		17,340
Consumer Staples — 7.5%
Albertsons Cos Inc, Cl A	6,916	136
Altria Group Inc (D)	31,172	1,676
Andersons Inc/The	1,006	51
Archer-Daniels-Midland Co	8,940	545
BellRing Brands Inc *	2,519	141
BJ's Wholesale Club Holdings Inc *	2,289	183
Boston Beer Co Inc/The, Cl A *	226	61
Brown-Forman Corp, Cl A	1,163	53
Brown-Forman Corp, Cl B	3,097	141
Bunge Global SA	2,608	264
Cal-Maine Foods Inc	723	52
Campbell Soup Co	3,895	194
Casey's General Stores Inc	654	237
Celsius Holdings Inc *	2,871	109
Central Garden & Pet Co, Cl A *	1,527	52
Chefs' Warehouse Inc/The *	463	20
Church & Dwight Co Inc	4,440	452
Clorox Co/The	2,191	347
Coca-Cola Co/The (D)	70,983	5,144
Coca-Cola Consolidated Inc	84	113
Colgate-Palmolive Co	14,956	1,593
Conagra Brands Inc	8,383	262
Constellation Brands Inc, Cl A	2,966	714
Costco Wholesale Corp (D)	8,075	7,206
Coty Inc, Cl A *	8,833	83
Darling Ingredients Inc *	3,085	129
Dollar General Corp	3,959	329
Dollar Tree Inc *	3,606	305
Edgewell Personal Care Co	1,406	57
elf Beauty Inc *	1,023	153
Energizer Holdings Inc	1,064	35

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	4,188	$384
Flowers Foods Inc	3,606	84
Freshpet Inc *	872	119
General Mills Inc	10,209	738
Grocery Outlet Holding Corp *	2,231	42
Hain Celestial Group Inc/The *	2,310	19
Herbalife Ltd *	2,495	20
Hershey Co/The	2,786	538
Hormel Foods Corp	5,567	181
Ingles Markets Inc, Cl A	394	29
Ingredion Inc	1,321	177
Inter Parfums Inc	259	33
J & J Snack Foods Corp	343	58
J M Smucker Co/The	1,807	207
Kellanova	4,840	390
Kenvue Inc	35,394	777
Keurig Dr Pepper Inc	17,652	646
Kimberly-Clark Corp	6,191	896
Kraft Heinz Co/The	15,025	532
Kroger Co/The	12,012	639
Lamb Weston Holdings Inc	2,760	171
Lancaster Colony Corp	385	66
Maplebear Inc *	3,713	133
McCormick & Co Inc/MD	4,775	382
MGP Ingredients Inc	315	28
Molson Coors Beverage Co, Cl B	3,237	175
Mondelez International Inc, Cl A	24,287	1,744
Monster Beverage Corp *	13,512	637
National Beverage Corp	330	15
Nu Skin Enterprises Inc, Cl A	1,445	13
PepsiCo Inc (D)	25,108	4,341
Performance Food Group Co *	2,944	220
Philip Morris International Inc (D)	28,283	3,487
Pilgrim's Pride Corp *	1,324	62
Post Holdings Inc *	957	111
PriceSmart Inc	663	59
Primo Water Corp	2,994	66
Procter & Gamble Co/The (D)	42,907	7,360
Reynolds Consumer Products Inc	1,564	49
Simply Good Foods Co/The *	2,255	71
Spectrum Brands Holdings Inc	552	52
Sprouts Farmers Market Inc *	1,846	192
Sysco Corp	9,056	706
Target Corp	8,383	1,288
TreeHouse Foods Inc *	1,204	50
Tyson Foods Inc, Cl A (D)	5,199	334
United Natural Foods Inc *	1,642	25
Universal Corp/VA	684	37
US Foods Holding Corp *	4,294	254
Utz Brands Inc	999	17
Vector Group Ltd	2,517	38
Vita Coco Co Inc/The *	334	9
Vital Farms Inc *	691	22

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walgreens Boots Alliance Inc	13,180	$122
Walmart Inc (D)	78,043	6,027
WD-40 Co	260	68
Weis Markets Inc	617	42
WK Kellogg Co	2,003	34

		55,853
Energy — 6.7%
Antero Midstream Corp	9,622	143
Antero Resources Corp *	7,603	205
APA Corp	9,746	278
Archrock Inc	4,828	98
Atlas Energy Solutions Inc, Cl A	1,722	36
Baker Hughes Co, Cl A	25,891	911
Berry Corp	4,396	27
Bristow Group Inc *	416	17
Cactus Inc, Cl A	1,614	96
California Resources Corp	1,679	88
Centrus Energy Corp, Cl A *	700	28
ChampionX Corp	5,224	163
Cheniere Energy Inc	5,866	1,087
Chesapeake Energy Corp	3,096	231
Chevron Corp (D)	44,143	6,531
Chord Energy Corp	1,590	236
Civitas Resources Inc	2,005	123
Clean Energy Fuels Corp *	7,126	22
CNX Resources Corp *	3,626	100
Comstock Resources Inc	3,259	35
ConocoPhillips (D)	29,943	3,407
CONSOL Energy Inc	820	84
Core Laboratories Inc	1,242	24
Coterra Energy Inc, Cl A	19,193	467
Crescent Energy Co, Cl A	3,331	40
CVR Energy Inc	501	13
Delek US Holdings Inc	2,371	48
Devon Energy Corp	16,310	730
DHT Holdings Inc	5,005	54
Diamond Offshore Drilling Inc *	2,351	34
Diamondback Energy Inc	4,587	895
Dorian LPG Ltd	858	33
Dril-Quip Inc *	1,494	24
DT Midstream Inc	2,508	197
Energy Fuels Inc/Canada *	6,451	32
EOG Resources Inc	14,701	1,894
EQT Corp	15,054	504
Expro Group Holdings NV *	1,878	37
Exxon Mobil Corp (D)	114,689	13,526
Green Plains Inc *	2,152	30
Gulfport Energy Corp *	384	56
Halliburton Co	22,927	713
Helix Energy Solutions Group Inc *	5,206	58
Helmerich & Payne Inc	2,670	87
Hess Corp	7,146	987
HF Sinclair Corp	4,282	210

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
International Seaways Inc	1,220	$63
Kinder Morgan Inc	50,293	1,085
Kinetik Holdings Inc, Cl A	995	44
Liberty Energy Inc, Cl A	4,166	86
Magnolia Oil & Gas Corp, Cl A	4,726	121
Marathon Oil Corp	15,013	430
Marathon Petroleum Corp (D)	8,998	1,594
Matador Resources Co	3,024	172
Murphy Oil Corp	3,936	147
Nabors Industries Ltd *	440	33
New Fortress Energy Inc, Cl A	2,545	31
Newpark Resources Inc *	4,300	35
NextDecade Corp *	4,583	21
Noble Corp PLC	3,095	118
Northern Oil & Gas Inc	2,512	100
NOV Inc	10,337	184
Occidental Petroleum Corp	16,278	928
Oceaneering International Inc *	2,489	67
ONEOK Inc	14,917	1,378
Ovintiv Inc	6,743	289
Par Pacific Holdings Inc *	1,423	32
Patterson-UTI Energy Inc	9,060	83
PBF Energy Inc, Cl A	2,798	95
Peabody Energy Corp	2,741	64
Permian Resources Corp, Cl A	16,037	228
Phillips 66	10,825	1,519
ProPetro Holding Corp *	4,553	36
Range Resources Corp	5,929	177
REX American Resources Corp *	440	20
SandRidge Energy Inc	1,794	24
Schlumberger NV	36,529	1,607
Select Water Solutions Inc, Cl A	1,009	12
Sitio Royalties Corp, Cl A	1,710	38
SM Energy Co	3,005	137
Southwestern Energy Co *	29,830	190
Talos Energy Inc *	3,994	46
Targa Resources Corp	5,600	823
Texas Pacific Land Corp	494	429
Tidewater Inc *	1,266	112
Transocean Ltd *	19,394	92
Uranium Energy Corp *	9,689	51
VAALCO Energy Inc	598	4
Valaris Ltd *	1,371	84
Valero Energy Corp (D)	8,329	1,222
Viper Energy Inc, Cl A	2,332	111
Vital Energy Inc *	595	21
Weatherford International PLC	1,916	201
Williams Cos Inc/The	31,561	1,445
World Kinect Corp	1,633	47

		50,515
Health Care — 5.9%
10X Genomics Inc, Cl A *	1,298	30
Abbott Laboratories	11,622	1,316

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AbbVie Inc	11,796	$2,316
Acadia Healthcare Co Inc *	869	71
ACADIA Pharmaceuticals Inc *	1,915	32
Agilent Technologies Inc	2,054	294
Align Technology Inc *	543	129
Alkermes PLC *	1,229	35
Alnylam Pharmaceuticals Inc *	819	215
Amedisys Inc *	307	30
Amgen Inc (D)	3,591	1,199
Amicus Therapeutics Inc *	2,796	32
AMN Healthcare Services Inc *	384	20
Amphastar Pharmaceuticals Inc *	518	25
Apellis Pharmaceuticals Inc *	992	39
Arrowhead Pharmaceuticals Inc *	1,007	24
Avantor Inc *	4,642	120
Avidity Biosciences Inc *	998	44
Axsome Therapeutics Inc *	335	30
Azenta Inc *	455	23
Baxter International Inc (D)	3,817	145
Becton Dickinson & Co	1,994	483
Biogen Inc *	1,033	212
Biohaven Ltd *	529	21
BioMarin Pharmaceutical Inc *	1,238	113
Bio-Rad Laboratories Inc, Cl A *	109	37
Bio-Techne Corp	1,241	92
Blueprint Medicines Corp *	574	55
Boston Scientific Corp *	9,801	802
Bridgebio Pharma Inc *	1,239	35
Bristol-Myers Squibb Co	13,355	667
Bruker Corp	555	37
Cardinal Health Inc	1,767	199
Catalent Inc *	1,403	86
Cencora Inc	1,199	287
Centene Corp *	3,420	270
Certara Inc *	1,670	20
Charles River Laboratories International Inc *	423	84
Chemed Corp	142	83
Cigna Group/The	1,907	690
Cooper Cos Inc/The	1,359	144
Crinetics Pharmaceuticals Inc *	769	41
CVS Health Corp	8,614	493
Cytokinetics Inc *	1,026	59
Danaher Corp	4,381	1,180
DaVita Inc *	377	57
Denali Therapeutics Inc *	1,280	31
DENTSPLY SIRONA Inc	1,927	49
Dexcom Inc *	2,464	171
Doximity Inc, Cl A *	603	22
Dynavax Technologies Corp, Cl A *	1,968	22
Dyne Therapeutics Inc *	2,414	111
Edwards Lifesciences Corp *	4,117	288
Elanco Animal Health Inc *	4,345	67

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elevance Health Inc	1,529	$851
Eli Lilly & Co	5,618	5,393
Encompass Health Corp	696	65
Ensign Group Inc/The	457	69
Envista Holdings Corp *	1,835	34
Evolent Health Inc, Cl A *	1,554	50
Exact Sciences Corp *	1,120	69
Exelixis Inc *	1,690	44
Fortrea Holdings Inc *	800	18
GE HealthCare Technologies Inc	2,757	234
Gilead Sciences Inc (D)	8,367	661
Glaukos Corp *	414	55
Globus Medical Inc, Cl A *	913	66
GRAIL Inc *	1	—
Guardant Health Inc *	379	10
Haemonetics Corp *	263	20
Halozyme Therapeutics Inc *	659	42
HCA Healthcare Inc	1,324	524
HealthEquity Inc *	472	38
Henry Schein Inc *	1,157	82
Hims & Hers Health Inc *	1,212	18
Hologic Inc *	1,703	138
Humana Inc	791	280
Ideaya Biosciences Inc *	220	9
IDEXX Laboratories Inc *	573	276
Illumina Inc *	1,202	158
Inari Medical Inc *	571	25
Incyte Corp *	1,271	83
Insmed Inc *	1,299	99
Inspire Medical Systems Inc *	203	36
Insulet Corp *	521	106
Integer Holdings Corp *	208	27
Integra LifeSciences Holdings Corp *	764	16
Intellia Therapeutics Inc *	1,368	31
Intra-Cellular Therapies Inc *	779	57
Intuitive Surgical Inc *	2,349	1,157
Ionis Pharmaceuticals Inc *	1,251	60
Iovance Biotherapeutics Inc *	2,165	25
IQVIA Holdings Inc *	1,181	297
Jazz Pharmaceuticals PLC *	607	70
Johnson & Johnson	15,933	2,643
Krystal Biotech Inc *	207	40
Labcorp Holdings Inc	622	143
Lantheus Holdings Inc *	349	37
LivaNova PLC *	534	27
Madrigal Pharmaceuticals Inc *	114	28
Masimo Corp *	264	31
McKesson Corp	868	487
Medpace Holdings Inc *	203	72
Medtronic PLC	8,929	791
Merck & Co Inc	16,748	1,984
Merit Medical Systems Inc *	610	59
Mettler-Toledo International Inc *	150	216

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moderna Inc *	2,118	$164
Molina Healthcare Inc *	438	153
Natera Inc *	838	99
Neogen Corp *	849	15
Neurocrine Biosciences Inc *	701	89
Omnicell Inc *	671	30
Option Care Health Inc *	1,743	56
Organon & Co	2,315	52
Penumbra Inc *	248	50
Perrigo Co PLC	1,200	35
Pfizer Inc	37,446	1,086
Prestige Consumer Healthcare Inc *	385	29
Privia Health Group Inc *	1,592	32
PROCEPT BioRobotics Corp *	582	46
Progyny Inc *	1,026	24
PTC Therapeutics Inc *	720	25
QIAGEN NV	1,615	74
Quest Diagnostics Inc	873	137
QuidelOrtho Corp *	663	28
R1 RCM Inc *	2,352	33
RadNet Inc *	508	34
Regeneron Pharmaceuticals Inc *	690	817
Repligen Corp *	352	53
ResMed Inc	969	237
REVOLUTION Medicines Inc *	1,449	62
Revvity Inc	811	99
Roivant Sciences Ltd *	2,796	34
Royalty Pharma PLC, Cl A	3,483	101
Sarepta Therapeutics Inc *	614	83
Select Medical Holdings Corp	1,118	40
Solventum Corp *	1,151	74
Sotera Health Co *	1,761	27
SpringWorks Therapeutics Inc *	519	22
STAAR Surgical Co *	652	22
STERIS PLC	665	160
Stryker Corp	2,398	864
Tandem Diabetes Care Inc *	721	31
Teladoc Health Inc *	1,526	11
Teleflex Inc	341	84
Tenet Healthcare Corp *	673	112
TG Therapeutics Inc *	1,747	41
Thermo Fisher Scientific Inc	2,522	1,551
TransMedics Group Inc *	126	21
Twist Bioscience Corp *	246	11
Ultragenyx Pharmaceutical Inc *	748	42
United Therapeutics Corp *	322	117
UnitedHealth Group Inc (D)	6,074	3,585
Universal Health Services Inc, Cl B	485	115
Vaxcyte Inc *	608	49
Veeva Systems Inc, Cl A *	997	216
Vertex Pharmaceuticals Inc *	1,767	876
Viatris Inc	9,634	116
Viking Therapeutics Inc *	743	48

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Waters Corp *	445	$154
West Pharmaceutical Services Inc	482	151
Zimmer Biomet Holdings Inc	1,358	157
Zoetis Inc, Cl A	3,112	571

		44,073
Information Technology — 1.9%
Adobe Inc *	1,102	633
Akamai Technologies Inc *	269	27
Amdocs Ltd	325	28
ANSYS Inc *	226	73
AppLovin Corp, Cl A *	498	46
Atlassian Corp, Cl A *	475	79
Autodesk Inc *	542	140
Bentley Systems Inc, Cl B	742	38
BILL Holdings Inc *	323	18
Cadence Design Systems Inc *	642	173
Cloudflare Inc, Cl A *	874	72
Cognizant Technology Solutions Corp, Cl A	1,279	99
Confluent Inc, Cl A *	828	18
Crowdstrike Holdings Inc, Cl A *	517	143
Datadog Inc, Cl A *	758	88
DocuSign Inc, Cl A *	860	51
DXC Technology Co *	1,118	23
Dynatrace Inc *	1,096	55
Elastic NV *	325	25
EPAM Systems Inc *	189	38
Fair Isaac Corp *	61	106
Five9 Inc *	447	14
Fortinet Inc *	1,558	119
Gartner Inc *	214	105
Gen Digital Inc	1,464	39
Globant SA *	104	21
GoDaddy Inc, Cl A *	506	85
Guidewire Software Inc *	193	29
HubSpot Inc *	118	59
International Business Machines Corp	2,136	432
Intuit Inc	716	451
Manhattan Associates Inc *	171	45
Microsoft Corp (D)	18,279	7,625
MicroStrategy Inc, Cl A *	330	44
MongoDB Inc, Cl A *	171	50
Nutanix Inc, Cl A *	491	31
Okta Inc, Cl A *	355	28
Oracle Corp	3,731	527
Palantir Technologies Inc, Cl A *	4,771	150
Palo Alto Networks Inc *	715	259
PTC Inc *	318	57
Roper Technologies Inc	243	135
Salesforce Inc	2,386	603
ServiceNow Inc *	553	473
Snowflake Inc, Cl A *	722	82
SPS Commerce Inc *	193	39
Synopsys Inc *	363	189

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Twilio Inc, Cl A *	774	$49
Tyler Technologies Inc *	98	58
UiPath Inc, Cl A *	2,002	26
Unity Software Inc *	978	16
VeriSign Inc *	212	39
Workday Inc, Cl A *	534	140
Zoom Video Communications Inc, Cl A *	745	51
Zscaler Inc *	250	50

		14,093
Real Estate — 3.0%
Acadia Realty Trust ‡	1,420	32
Agree Realty Corp ‡	1,625	119
Alexander & Baldwin Inc ‡	2,292	45
Alexandria Real Estate Equities Inc ‡	2,637	315
American Assets Trust Inc ‡	1,440	39
American Homes 4 Rent, Cl A ‡	4,815	191
American Tower Corp, Cl A ‡	6,796	1,523
Americold Realty Trust Inc ‡	3,951	115
Apartment Investment and Management Co, Cl A *‡	4,422	41
Apple Hospitality REIT Inc ‡	2,807	41
AvalonBay Communities Inc ‡	2,064	466
Brixmor Property Group Inc ‡	4,134	113
Broadstone Net Lease Inc, Cl A ‡	3,987	73
BXP Inc ‡	2,435	183
Camden Property Trust ‡	1,403	176
CareTrust REIT Inc ‡	2,654	79
CBRE Group Inc, Cl A *	4,498	518
Community Healthcare Trust Inc ‡	944	18
Compass Inc, Cl A *	4,431	23
COPT Defense Properties ‡	1,824	54
CoStar Group Inc *	6,236	482
Cousins Properties Inc ‡	2,881	82
Crown Castle Inc ‡	6,326	709
CubeSmart ‡	3,306	171
Cushman & Wakefield PLC *	4,153	54
DiamondRock Hospitality Co ‡	4,058	36
Digital Realty Trust Inc ‡	4,699	712
DigitalBridge Group Inc	3,683	46
Douglas Emmett Inc ‡	2,945	47
Easterly Government Properties Inc, Cl A ‡	2,585	34
EastGroup Properties Inc ‡	758	141
Elme Communities ‡	2,655	47
Empire State Realty Trust Inc, Cl A ‡	2,829	31
EPR Properties ‡	884	42
Equinix Inc ‡	1,380	1,151
Equity Commonwealth *‡	2,349	48
Equity LifeStyle Properties Inc ‡	2,568	187
Equity Residential ‡	5,359	401
Essential Properties Realty Trust Inc ‡	2,294	73
Essex Property Trust Inc ‡	963	291
Extra Space Storage Inc ‡	3,016	534
Federal Realty Investment Trust ‡	1,100	126

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Industrial Realty Trust Inc ‡	1,822	$103
Four Corners Property Trust Inc ‡	1,127	32
Gaming and Leisure Properties Inc ‡	3,661	190
Global Net Lease Inc ‡	3,525	30
Healthcare Realty Trust Inc, Cl A ‡	5,015	89
Healthpeak Properties Inc ‡	10,987	245
Highwoods Properties Inc ‡	1,127	36
Host Hotels & Resorts Inc ‡	10,517	186
Howard Hughes Holdings Inc *	469	35
Independence Realty Trust Inc ‡	2,888	60
Innovative Industrial Properties Inc, Cl A ‡	383	48
InvenTrust Properties Corp ‡	1,459	43
Invitation Homes Inc ‡	8,542	315
Iron Mountain Inc ‡	4,236	480
JBG SMITH Properties ‡	2,091	36
Jones Lang LaSalle Inc *	754	192
Kennedy-Wilson Holdings Inc	3,440	38
Kilroy Realty Corp ‡	1,506	55
Kimco Realty Corp ‡	9,612	224
Kite Realty Group Trust ‡	3,172	83
Lamar Advertising Co, Cl A ‡	1,214	153
LTC Properties Inc ‡	630	23
LXP Industrial Trust, Cl B ‡	5,939	62
Macerich Co/The ‡	2,339	37
Medical Properties Trust Inc ‡	5,740	26
Mid-America Apartment Communities Inc ‡	1,786	290
National Health Investors Inc ‡	543	44
National Storage Affiliates Trust ‡	1,000	47
Newmark Group Inc, Cl A	894	12
NNN REIT Inc ‡	2,306	108
Omega Healthcare Investors Inc ‡	3,918	155
Opendoor Technologies Inc *	9,235	20
Outfront Media Inc ‡	2,979	51
Park Hotels & Resorts Inc ‡	2,647	40
Pebblebrook Hotel Trust ‡	3,202	43
Phillips Edison & Co Inc ‡	2,331	86
Piedmont Office Realty Trust Inc, Cl A ‡	3,953	39
PotlatchDeltic Corp ‡	1,559	68
Prologis Inc ‡	13,537	1,730
Public Storage ‡	2,301	791
Rayonier Inc ‡	1,989	61
Realty Income Corp ‡	12,289	763
Regency Centers Corp ‡	2,638	192
Retail Opportunity Investments Corp ‡	2,153	33
Rexford Industrial Realty Inc ‡	3,283	167
Ryman Hospitality Properties Inc ‡	969	101
Sabra Health Care REIT Inc ‡	3,721	63
SBA Communications Corp, Cl A ‡	1,559	353
Seaport Entertainment Group Inc *	–	—
Service Properties Trust ‡	5,418	25
Simon Property Group Inc ‡	4,708	788
SITE Centers Corp ‡	872	53
SL Green Realty Corp ‡	1,003	67

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
St Joe Co/The	928	$55
STAG Industrial Inc ‡	2,579	105
Sun Communities Inc ‡	1,858	251
Sunstone Hotel Investors Inc ‡	2,968	31
Tanger Inc ‡	1,732	53
Terreno Realty Corp ‡	1,535	106
UDR Inc ‡	4,822	215
Uniti Group Inc ‡	4,971	22
Urban Edge Properties ‡	1,219	26
Ventas Inc ‡	6,134	381
Veris Residential Inc ‡	1,495	26
VICI Properties Inc, Cl A ‡	15,170	508
Vornado Realty Trust ‡	2,422	83
Welltower Inc ‡	8,673	1,047
Weyerhaeuser Co ‡	11,262	343
WP Carey Inc ‡	3,124	188
Xenia Hotels & Resorts Inc ‡	2,525	36
Zillow Group Inc, Cl A *	586	31
Zillow Group Inc, Cl C *	2,676	148

		22,275
Utilities — 1.5%
AES Corp/The	5,814	100
ALLETE Inc	454	29
Alliant Energy Corp	2,550	149
Ameren Corp	2,323	192
American Electric Power Co Inc	4,656	467
American States Water Co	617	50
American Water Works Co Inc	1,692	242
Atmos Energy Corp	1,351	177
Avista Corp	373	14
Black Hills Corp	539	32
Brookfield Renewable Corp, Cl A	1,331	38
California Water Service Group	479	27
CenterPoint Energy Inc	5,777	158
Chesapeake Utilities Corp	224	27
CMS Energy Corp	2,557	174
Consolidated Edison Inc	3,068	312
Constellation Energy Corp	2,690	529
Dominion Energy Inc	7,382	413
DTE Energy Co	1,767	221
Duke Energy Corp	6,533	744
Edison International	3,241	282
Entergy Corp	1,805	218
Essential Utilities Inc	2,547	99
Evergy Inc	2,139	127
Eversource Energy	3,228	218
Exelon Corp	8,790	335
FirstEnergy Corp	4,716	207
IDACORP Inc, Cl Rights	524	53
MGE Energy Inc	522	45
National Fuel Gas Co	1,190	71
New Jersey Resources Corp	716	33
NextEra Energy Inc	17,700	1,425

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
NiSource Inc		3,504	$116
Northwestern Energy Group Inc		385	21
NRG Energy Inc		2,020	172
OGE Energy Corp		1,958	77
ONE Gas Inc		504	35
Ormat Technologies Inc		663	49
Otter Tail Corp		547	46
PG&E Corp		17,583	346
Pinnacle West Capital Corp		1,173	103
Portland General Electric Co		1,147	55
PPL Corp		6,957	222
Public Service Enterprise Group Inc		4,517	365
Sempra		5,571	458
SJW Group		574	34
Southern Co/The		9,272	801
Southwest Gas Holdings Inc		639	46
Spire Inc		462	30
TXNM Energy Inc		1,354	55
UGI Corp		1,531	38
Vistra Corp		2,964	253
WEC Energy Group Inc		2,616	243
Xcel Energy Inc		4,806	294

			11,067
Total Common Stock
(Cost $102,937) ($ Thousands)			215,216
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 7.0%
Communication Services — 0.5%
Altice France
3.375%, 01/15/2028	EUR	112	88
Charter Communications Operating LLC / Charter Communications Operating Capital
2.250%, 01/15/2029		$233	206
DISH DBS
5.250%, 12/01/2026 (E)		920	788
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (E)		727	671
Prosus
3.680%, 01/21/2030		207	191
Prosus MTN
3.061%, 07/13/2031		1,328	1,137
Tencent Holdings MTN
3.240%, 06/03/2050 (E)		412	289
Time Warner Cable LLC
4.500%, 09/15/2042		245	186

			3,556

Consumer Discretionary — 0.8%
DR Horton
5.000%, 10/15/2034		338	337

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor
3.250%, 02/12/2032	$369	$314
Ford Motor Credit LLC
6.125%, 03/08/2034	338	342
General Motors Financial
5.750%, 02/08/2031	708	732
Harley-Davidson Financial Services
6.500%, 03/10/2028 (E)	26	27
3.050%, 02/14/2027 (E)	634	606
Hasbro
6.050%, 05/14/2034	159	165
Hilton Domestic Operating
5.875%, 04/01/2029 (E)	518	528
Hyundai Capital America
6.100%, 09/21/2028 (E)	292	306
5.275%, 06/24/2027 (E)	94	95
5.250%, 01/08/2027 (E)	200	203
Las Vegas Sands Corp
3.900%, 08/08/2029	211	198
LKQ
6.250%, 06/15/2033	157	165
Marriott International
5.300%, 05/15/2034	277	282
4.900%, 04/15/2029	401	406
MDC Holdings
6.000%, 01/15/2043	340	357
Nissan Motor
4.345%, 09/17/2027 (E)	1,034	1,002
Wynn Macau
5.625%, 08/26/2028 (E)	341	326

		6,391

Consumer Staples — 0.4%
Cargill
5.125%, 10/11/2032 (E)	210	216
Cencosud
5.950%, 05/28/2031 (E)	212	219
General Mills
4.700%, 01/30/2027	194	195
Imperial Brands Finance MTN
5.875%, 07/01/2034 (E)	600	612
JBS USA Holding Lux Sarl
6.750%, 03/15/2034 (E)	347	380
Philip Morris International
5.375%, 02/15/2033	606	625
Pilgrim's Pride
6.875%, 05/15/2034	441	488
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (E)(F)	499	–

		2,735

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 0.4%
Devon Energy
5.200%, 09/15/2034	$559	$553
Ecopetrol
8.625%, 01/19/2029	611	653
EnLink Midstream LLC
5.650%, 09/01/2034	114	116
Occidental Petroleum
5.375%, 01/01/2032	195	198
5.200%, 08/01/2029	184	186
ONEOK
6.050%, 09/01/2033	271	286
ONEOK Partners
6.125%, 02/01/2041	54	56
Ovintiv
6.500%, 02/01/2038	55	58
6.250%, 07/15/2033	121	128
Var Energi
8.000%, 11/15/2032 (E)	357	411
7.500%, 01/15/2028 (E)	276	294

		2,939

Financials — 3.3%
AIB Group
6.608%, SOFRRATE + 2.330%, 09/13/2029 (C)(E)	308	327
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (C)	300	318
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (C)	708	717
Athene Global Funding
5.620%, 05/08/2026 (E)	263	266
5.583%, 01/09/2029 (E)	32	33
2.717%, 01/07/2029 (E)	80	73
2.550%, 11/19/2030 (E)	47	41
1.985%, 08/19/2028 (E)	211	190
Aviation Capital Group LLC
5.500%, 12/15/2024 (E)	334	333
4.875%, 10/01/2025 (E)	175	174
4.125%, 08/01/2025 (E)	6	6
3.500%, 11/01/2027 (E)	104	100
1.950%, 01/30/2026 (E)	406	389
1.950%, 09/20/2026 (E)	142	133
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (C)	200	227
5.381%, 03/13/2029	200	206
Banco de Credito del Peru S.A. MTN
3.125%, H15T5Y + 3.000%, 07/01/2030 (C)(E)	728	708

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
9.625%, H15T5Y + 5.298%(C)(G)	$200	$232
6.921%, 08/08/2033	400	433
4.175%, H15T1Y + 2.000%, 03/24/2028 (C)	200	197
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/2026 (C)(E)	368	372
Bank of Ireland Group PLC
5.601%, SOFRRATE + 1.620%, 03/20/2030 (C)(E)	251	257
Barclays PLC
5.674%, SOFRRATE + 1.490%, 03/12/2028 (C)	253	258
BPCE
6.508%, H15T1Y + 2.791%, 01/18/2035 (C)(E)	704	731
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (C)(E)	229	237
6.037%, SOFRRATE + 2.260%, 06/15/2035 (C)(E)	391	407
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (C)	470	499
Charles Schwab
4.000%, H15T5Y + 3.168%(C)(G)	583	548
Citigroup
7.625%, H15T5Y + 3.211%(C)(G)	73	78
4.000%, H15T5Y + 3.597%(C)(G)	348	338
2.561%, SOFRRATE + 1.167%, 05/01/2032 (C)	853	739
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (C)(E)	470	493
Deutsche Bank NY
3.961%, SOFRRATE + 2.581%, 11/26/2025 (C)	295	294
2.129%, SOFRRATE + 1.870%, 11/24/2026 (C)	330	318
Goldman Sachs Group
8.238%, TSFR3M + 3.136%(C)(G)	182	182
4.125%, H15T5Y + 2.949%(C)(G)	296	281
HSBC Holdings PLC
8.113%, SOFRRATE + 4.250%, 11/03/2033 (C)	465	542
7.399%, SOFRRATE + 3.020%, 11/13/2034 (C)	297	333
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/2027 (C)	371	381
Intesa Sanpaolo
7.200%, 11/28/2033 (E)	231	258

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
2.963%, SOFRRATE + 1.260%, 01/25/2033 (C)		$1,103	$977
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/2033 (C)		323	374
7.500%, USISDA05 + 4.496%(C)(G)		805	811
Lloyds Banking Group PLC
4.976%, H15T1Y + 2.300%, 08/11/2033 (C)		535	531
Moody's
5.000%, 08/05/2034		305	308
Morgan Stanley
0.406%, 10/29/2027 (C)	EUR	438	457
Morgan Stanley Bank
5.504%, SOFRRATE + 0.865%, 05/26/2028 (C)		$250	256
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (C)(E)		307	294
NatWest Group
8.125%, H15T5Y + 3.752%(C)(G)		252	267
3.032%, H15T5Y + 2.350%, 11/28/2035 (C)		239	210
PNC Financial Services Group
8.317%, TSFR3M + 3.302%(C)(G)		262	263
Principal Life Global Funding II
5.100%, 01/25/2029 (E)		439	448
Santander Holdings USA
6.499%, SOFRRATE + 2.356%, 03/09/2029 (C)		24	25
6.174%, SOFRRATE + 2.500%, 01/09/2030 (C)		24	25
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (C)(E)		221	223
2.889%, H15T1Y + 1.300%, 06/09/2032 (C)(E)		200	170
2.797%, H15T1Y + 1.300%, 01/19/2028 (C)(E)		303	287
Standard Chartered
7.027%, US0003M + 1.510%(C)(E)(G)		400	380
6.000%, H15T5Y + 5.661%(C)(E)(G)		514	512
3.971%, H15T1Y + 1.650%, 03/30/2026 (C)(E)		207	205
Sumitomo Mitsui Financial Group
5.316%, 07/09/2029		332	342
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(C)(G)		600	539
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (C)		200	200

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Swiss RE Subordinated Finance
5.698%, TSFR3M + 1.813%, 04/05/2035 (C)(E)		$400	$411
Trust Fibra Uno
5.250%, 01/30/2026		654	651
UBS Group
9.250%, H15T5Y + 4.745%(C)(E)(G)		278	307
9.250%, H15T5Y + 4.758%(C)(E)(G)		215	248
6.373%, SOFRRATE + 3.340%, 07/15/2026 (C)(E)		277	280
UniCredit
2.569%, H15T1Y + 2.300%, 09/22/2026 (C)(E)		421	409
1.982%, H15T1Y + 1.200%, 06/03/2027 (C)(E)		229	218
Wells Fargo
3.900%, H15T5Y + 3.453%(C)(G)		306	298
Wells Fargo MTN
3.350%, SOFRRATE + 1.500%, 03/02/2033 (C)		1,063	956

			24,531

Health Care — 0.2%
CVS Health
5.700%, 06/01/2034		454	465
DaVita
3.750%, 02/15/2031 (E)		630	561
Organon & Co
2.875%, 04/30/2028	EUR	200	211

			1,237

Industrials — 0.6%
APCOA Holdings GmbH
4.625%, 01/15/2027		226	244
Boeing
6.528%, 05/01/2034 (E)		$223	236
6.298%, 05/01/2029 (E)		168	176
5.150%, 05/01/2030		75	75
3.625%, 02/01/2031		83	75
3.250%, 02/01/2028		85	80
Caterpillar Financial Services
4.450%, 10/16/2026		559	561
Delta Air Lines
4.750%, 10/20/2028 (E)		450	446
Embraer Netherlands Finance BV
5.400%, 02/01/2027		575	581
ENA Master Trust
4.000%, 05/19/2048 (E)		269	197
Honeywell International
4.125%, 11/02/2034	EUR	720	835
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$200	201
4.350%, 04/05/2036		498	461

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Regal Rexnord
6.050%, 02/15/2026	$770	$780

		4,948

Information Technology — 0.1%
Broadcom
5.050%, 07/12/2027	223	226
TSMC Arizona
3.875%, 04/22/2027	345	340

		566

Materials — 0.1%
Freeport Indonesia MTN
4.763%, 04/14/2027 (E)	225	223
Glencore Funding LLC
6.500%, 10/06/2033 (E)	327	353
5.338%, 04/04/2027 (E)	297	302
Volcan Cia Minera SAA
4.375%, 02/11/2026 (E)	69	59

		937

Real Estate — 0.0%
American Tower
5.200%, 02/15/2029	284	290

Utilities — 0.6%
Aegea Finance Sarl
6.750%, 05/20/2029	280	281
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (E)	287	257
Alexander Funding Trust II
7.467%, 07/31/2028 (E)	104	112
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (C)	372	388
Comision Federal de Electricidad
4.688%, 05/15/2029 (E)	501	484
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041	314	251
Electricite de France
9.125%, H15T5Y + 5.411%(C)(E)(G)	261	295
Engie Energia Chile
6.375%, 04/17/2034 (E)	330	347
3.400%, 01/28/2030	349	316
NextEra Energy Capital Holdings
6.700%, H15T5Y + 2.364%, 09/01/2054 (C)	67	68
Niagara Mohawk Power
5.290%, 01/17/2034 (E)	212	213
NRG Energy
7.000%, 03/15/2033 (E)	456	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Terraform Global Operating LLC
6.125%, 03/01/2026 (E)	$77	$77
Vistra
7.000%, H15T5Y + 5.740%(C)(E)(G)	272	275
Vistra Operations LLC
6.950%, 10/15/2033 (E)	415	461

		4,327

Total Corporate Obligations
(Cost $52,062) ($ Thousands)		52,457

MORTGAGE-BACKED SECURITIES — 3.8%
Agency Mortgage-Backed Obligations — 2.5%
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.999%, SOFR30A + 1.650%, 12/25/2041(C)(E)	304	307
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
7.249%, SOFR30A + 1.900%, 12/25/2041(C)(E)	1,008	1,022
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
6.549%, SOFR30A + 1.200%, 01/25/2042(C)(E)	278	278
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.849%, SOFR30A + 3.500%, 03/25/2042(C)(E)	744	781
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
8.449%, SOFR30A + 3.100%, 03/25/2042(C)(E)	185	192
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
7.649%, SOFR30A + 2.300%, 01/25/2043(C)(E)	1,133	1,164
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
7.849%, SOFR30A + 2.500%, 04/25/2043(C)(E)	932	948
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.648%, SOFR30A + 2.300%, 05/25/2043(C)(E)	765	781
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.248%, SOFR30A + 1.900%, 06/25/2043(C)(E)	828	839
FHLMC CMO, Ser 2016-4585, Cl DS, IO
0.532%, 05/15/2046(C)	556	70

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2017-4693, Cl SL, IO
0.682%, 06/15/2047(C)	$830	$113
FHLMC CMO, Ser 2017-4719, Cl JS, IO
0.682%, 09/15/2047(C)	612	78
FHLMC CMO, Ser 2020-4954, Cl SL, IO
0.587%, 02/25/2050(C)	879	103
FHLMC CMO, Ser 2020-4981, Cl HS, IO
0.637%, 06/25/2050(C)	1,711	189
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
7.349%, SOFR30A + 2.000%, 01/25/2051(C)(E)	52	52
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.999%, SOFR30A + 1.650%, 01/25/2034(C)(E)	129	130
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.849%, SOFR30A + 1.500%, 10/25/2041(C)(E)	976	980
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
7.149%, SOFR30A + 1.800%, 11/25/2041(C)(E)	953	963
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
6.299%, SOFR30A + 0.950%, 12/25/2041(C)(E)	920	915
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
7.699%, SOFR30A + 2.350%, 12/25/2041(C)(E)	635	643
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.349%, SOFR30A + 1.000%, 01/25/2042(C)(E)	285	285
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.199%, SOFR30A + 1.850%, 01/25/2042(C)(E)	533	539
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.649%, SOFR30A + 1.300%, 02/25/2042(C)(E)	323	323
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.549%, SOFR30A + 2.200%, 05/25/2042(C)(E)	337	343
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
8.299%, SOFR30A + 2.950%, 06/25/2042(C)(E)	419	431

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.849%, SOFR30A + 2.500%, 03/25/2052(C)(E)	$598	$607
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
7.448%, SOFR30A + 2.100%, 03/25/2043(C)(E)	439	447
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
7.448%, SOFR30A + 2.100%, 04/25/2043(C)(E)	261	266
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.349%, SOFR30A + 2.000%, 05/25/2043(C)(E)	763	771
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
8.849%, SOFR30A + 3.500%, 05/25/2043(C)(E)	1,327	1,410
FNMA
3.000%, 02/01/2052	1,964	1,761
FNMA CMO, Ser 2014-78, Cl SE, IO
0.637%, 12/25/2044(C)	601	78
FNMA CMO, Ser 2016-77, Cl DS, IO
0.537%, 10/25/2046(C)	578	74
FNMA CMO, Ser 2017-62, Cl AS, IO
0.687%, 08/25/2047(C)	705	97
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
11.163%, SOFR30A + 5.814%, 04/25/2028(C)	53	55
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
7.349%, SOFR30A + 2.000%, 11/25/2041(C)(E)	429	432
GNMA CMO, Ser 2017-122, Cl SA, IO
0.750%, 08/20/2047(C)	560	81

		18,548
Non-Agency Mortgage-Backed Obligations — 1.3%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	31	22
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	186	100
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	72	50
AREIT Trust, Ser 2022-CRE6, Cl A
6.603%, SOFR30A + 1.250%, 01/20/2037(C)(E)	1,091	1,084

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037(C)(E)	$395	$323
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
6.384%, TSFR1M + 1.047%, 11/15/2033(C)(E)	1,535	1,533
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.592%, TSFR1M + 2.254%, 10/15/2037(C)(E)	710	708
BFLD Trust, Ser 2021-FPM, Cl A
7.052%, TSFR1M + 1.714%, 06/15/2038(C)(E)	1,065	1,062
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.533%, TSFR1M + 2.196%, 04/15/2034(C)(E)	610	595
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
7.283%, TSFR1M + 1.946%, 04/15/2034(C)(E)	152	148
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	33
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	91	40
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	21
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(C)(E)	503	471
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
5.772%, TSFR1M + 0.494%, 12/25/2036(C)	132	43
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.296%, 08/10/2044(C)(E)	12	6
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	22
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	244	238
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	641
HFX, Ser 2017-1A, Cl A3
3.622%, 03/15/2035	328	327
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.892%, TSFR1M + 0.614%, 03/25/2035(C)	20	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.674%, 09/15/2047(C)	$1,693	$–
JPMorgan Chase, Ser 2019-CL1, Cl M3
7.492%, TSFR1M + 2.214%, 04/25/2047(C)(E)	88	89
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(C)	84	28
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(E)	104	102
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.916%, TSFR1M + 1.579%, 07/15/2036(C)(E)	294	265
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	774	792
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
9.214%, TSFR1M + 3.864%, 05/30/2025(C)(E)	–	–
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.161%, SOFR30A + 3.814%, 11/27/2031(C)(E)	28	29
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.811%, SOFR30A + 3.464%, 02/25/2025(C)(E)	93	93
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.538%, 11/15/2049(C)	620	569
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.963%, SOFR30A + 5.614%, 11/25/2025(C)(E)	22	23
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
10.713%, SOFR30A + 5.364%, 11/25/2025(C)(E)	91	94

		9,566
Total Mortgage-Backed Securities
(Cost $29,126) ($ Thousands)		28,114

ASSET-BACKED SECURITIES — 3.5%
Automotive — 1.5%

ACM Auto Trust, Ser 2024-1A, Cl A
7.710%, 01/21/2031(E)	412	414

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(E)	$1,152	$1,156
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	277	277
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl A
6.460%, 04/17/2028(E)	159	160
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(E)	589	596
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(E)	485	495
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	55	53
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	147	142
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	389
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(E)	398	394
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027(E)	127	127
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(E)	42	42
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(E)	272	275
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(E)	319	320
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(E)	510	483
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl A2
5.350%, 08/16/2027(E)	700	700
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl C
2.630%, 06/25/2026(E)	600	586
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(E)	179	179
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(E)	796	808
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(E)	381	388

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(E)	$247	$246
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(E)	140	140
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(E)	92	92
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(E)	177	178
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl B
5.610%, 07/17/2028	545	550
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A2
5.410%, 07/15/2027	728	728
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026(E)	53	53
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(E)	403	405
United Auto Credit Securitization Trust, Ser 2024-1, Cl A
6.170%, 08/10/2026(E)	117	118
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026(E)	164	164
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026(E)	189	189
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	197	197
		11,044

Credit Cards — 0.1%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(E)	650	657

Other Asset-Backed Securities — 1.9%

AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(E)	706	641
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(E)	15	15
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(E)	7	7

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/2029(E)	$455	$456
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(E)	153	153
Apidos CLO XXXV, Ser 2021-35A, Cl A
6.594%, TSFR3M + 1.312%, 04/20/2034(C)(E)	853	854
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(E)	128	127
Ballyrock CLO 15, Ser 2021-1A, Cl C
8.663%, TSFR3M + 3.362%, 04/15/2034(C)(E)	500	499
Bellemeade Re, Ser 2022-2, Cl M1A
9.348%, SOFR30A + 4.000%, 09/27/2032(C)(E)	796	813
Bellemeade Re, Ser 2023-1, Cl M1A
7.549%, SOFR30A + 2.200%, 10/25/2033(C)(E)	678	684
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(E)	161	150
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(E)	168	151
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(E)	747	749
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(E)	768	709
Eagle RE, Ser 2023-1, Cl M1A
7.348%, SOFR30A + 2.000%, 09/26/2033(C)(E)	670	673
Flatiron CLO 21, Ser 2021-1A, Cl D
8.441%, TSFR3M + 3.162%, 07/19/2034(C)(E)	540	539
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(E)	219	198
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(E)	364	354
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(E)	257	238
Kings Park CLO, Ser 2021-1A, Cl A
6.674%, TSFR3M + 1.392%, 01/21/2035(C)(E)	706	706
Marlette Funding Trust, Ser 2023-3A, Cl B
6.710%, 09/15/2033(E)	1,350	1,363
Marlette Funding Trust, Ser 2024-1A, Cl A
5.950%, 07/17/2034(E)	311	312
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(E)	169	159
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(E)	136	127

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
6.677%, TSFR3M + 1.392%, 07/17/2035(C)(E)	$624	$625
NMEF Funding LLC, Ser 2022-B, Cl A2
6.070%, 06/15/2029(E)	136	137
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(E)	575	556
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(E)	527	530
Pagaya AI Debt Trust, Ser 2023-5, Cl A
7.179%, 04/15/2031(E)	206	206
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(E)	497	500
Rad CLO 14, Ser 2021-14A, Cl A
6.733%, TSFR3M + 1.432%, 01/15/2035(C)(E)	500	501
Regatta XIX Funding, Ser 2022-1A, Cl A1
6.602%, TSFR3M + 1.320%, 04/20/2035(C)(E)	691	692
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(E)	288	269
		14,693

Total Asset-Backed Securities
(Cost $26,625) ($ Thousands)		26,394

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FFCB^
5.510%, SOFRRATE + 0.170%, 01/23/2025(C)	1,900	1,902
FHLB^
5.500%, SOFRRATE + 0.160%, 07/10/2025(C)	900	901
5.480%, SOFRRATE + 0.140%, 04/21/2025(C)	1,100	1,101
5.350%, SOFRRATE + 0.010%, 11/25/2024(C)	800	800
FHLMC^
5.150%, 01/27/2026	1,100	1,100
4.200%, 08/28/2025	700	697
0.375%, 07/21/2025	700	676

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA^
5.060%, 02/07/2025	$600	$600
0.625%, 04/22/2025	1,300	1,268
0.500%, 06/17/2025	1,500	1,453

Total U.S. Government Agency Obligations
(Cost $10,599) ($ Thousands)		10,498

SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	213	174
Dominican Republic International Bond
4.875%, 09/23/2032(E)	881	828
Magyar Export-Import Bank Zrt
6.125%, 12/04/2027(E)	831	846

Total Sovereign Debt
(Cost $1,850) ($ Thousands)		1,848

	Shares
FOREIGN COMMON STOCK — 0.2%

Belgium — 0.0%
Communication Services — 0.0%
Liberty Global Ltd, Cl A *	3,322	64

Cameroon — 0.0%
Energy — 0.0%
Golar LNG Ltd	2,558	85

Canada — 0.0%
Energy — 0.0%
Teekay Tankers Ltd, Cl A	521	30

Utilities — 0.0%
Brookfield Infrastructure Corp, Cl A	720	29

		59

Ghana — 0.0%
Energy — 0.0%
Kosmos Energy Ltd *	14,422	70

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Ireland — 0.1%
Information Technology — 0.1%
Accenture PLC, Cl A	1,554	$531

Mexico — 0.0%
Energy — 0.0%
Borr Drilling Ltd	6,100	37

Monaco — 0.0%
Energy — 0.0%
Scorpio Tankers Inc	1,208	87

Norway — 0.0%
Energy — 0.0%
FLEX LNG Ltd	871	23
Seadrill Ltd *	1,279	55
SFL Corp Ltd, Cl B	4,446	53

		131

Puerto Rico — 0.0%
Communication Services — 0.0%
Liberty Latin America Ltd, Cl C *	3,003	29

United Kingdom — 0.1%
Communication Services — 0.0%
Liberty Global PLC *	3,481	68

Energy — 0.1%
TechnipFMC PLC	11,510	309

Total Foreign Common Stock
(Cost $868) ($ Thousands)		1,470
	Number of Rights
RIGHTS — 0.0%
Novartis AG CVR *‡‡	972	–
Abiomed Inc CVR *‡‡	366	–
Mirati Therapeutics CVR *‡‡	600	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description		Market Value ($ Thousands)
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $123) ($ Thousands)		$–

Total Investments in Securities — 108.1%
(Cost $695,040) ($ Thousands)		$808,065

	Shares
COMMON STOCK SOLD SHORT— (12.8)%
Communication Services — (0.5)%
Cable One Inc	(94)	(33)
Charter Communications Inc, Cl A *	(1,123)	(390)
Comcast Corp, Cl A	(46,589)	(1,843)
EchoStar Corp, Cl A *	(801)	(15)
Fox Corp	(5,710)	(230)
Interpublic Group of Cos Inc/The	(4,710)	(154)
Liberty Broadband Corp, Cl C *	(1,451)	(90)
Liberty Media Corp-Liberty SiriusXM *	(2,335)	(56)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(1,117)	(27)
New York Times Co/The, Cl A	(2,077)	(114)
News Corp	(1,070)	(31)
News Corp, Cl A	(4,363)	(124)
Nexstar Media Group Inc, Cl A	(461)	(79)
Omnicom Group Inc	(2,688)	(270)
Paramount Global, Cl B	(7,141)	(75)
TEGNA Inc	(3,498)	(49)
Trade Desk Inc/The, Cl A *	(5,188)	(542)

		(4,122)

Consumer Discretionary — (8.5)%
Abercrombie & Fitch Co, Cl A *	(415)	(61)
Academy Sports & Outdoors Inc	(752)	(42)
Acushnet Holdings Corp	(759)	(51)
Adient PLC *	(4,413)	(100)
ADT Inc	(5,888)	(43)
Adtalem Global Education Inc *	(390)	(30)
Advance Auto Parts Inc	(776)	(35)
Airbnb Inc, Cl A *	(6,243)	(732)
Amazon.com Inc *	(28,246)	(5,042)
American Axle & Manufacturing Holdings Inc *	(7,572)	(49)
American Eagle Outfitters Inc	(2,376)	(49)
Aptiv PLC *	(14,344)	(1,026)
Aramark	(3,380)	(124)
Asbury Automotive Group Inc *	(190)	(47)
AutoNation Inc *	(346)	(62)
AutoZone Inc *	(152)	(484)
Bath & Body Works Inc	(2,208)	(68)
Beazer Homes USA Inc *	(555)	(17)
Best Buy Co Inc	(1,621)	(163)
Bloomin' Brands Inc	(1,131)	(20)
Booking Holdings Inc	(489)	(1,912)
Boot Barn Holdings Inc *	(370)	(50)
BorgWarner Inc	(12,339)	(420)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Boyd Gaming Corp	(1,022)	$(61)
Bright Horizons Family Solutions Inc *	(746)	(105)
Brinker International Inc *	(893)	(64)
Brunswick Corp/DE	(1,985)	(157)
Burlington Stores Inc *	(590)	(158)
Caesars Entertainment Inc *	(2,874)	(108)
Capri Holdings Ltd *	(3,189)	(114)
CarMax Inc *	(1,471)	(124)
Carnival Corp, Cl A *	(13,682)	(226)
Carter's Inc	(1,158)	(76)
Carvana Co, Cl A *	(939)	(141)
Cava Group Inc *	(1,090)	(124)
Cavco Industries Inc *	(275)	(114)
Century Communities Inc	(698)	(70)
Champion Homes Inc *	(1,496)	(140)
Cheesecake Factory Inc/The	(1,043)	(41)
Chipotle Mexican Grill Inc, Cl A *	(19,031)	(1,067)
Choice Hotels International Inc	(358)	(46)
Churchill Downs Inc	(1,064)	(148)
Columbia Sportswear Co	(909)	(73)
Coursera Inc *	(1,987)	(16)
Cracker Barrel Old Country Store Inc	(645)	(26)
Crocs Inc *	(1,716)	(251)
Dana Inc	(7,103)	(80)
Darden Restaurants Inc	(1,702)	(269)
Dave & Buster's Entertainment Inc *	(472)	(15)
Deckers Outdoor Corp *	(716)	(687)
Dick's Sporting Goods Inc	(474)	(112)
Domino's Pizza Inc	(518)	(215)
DoorDash Inc, Cl A *	(4,890)	(629)
Dorman Products Inc *	(1,566)	(178)
DR Horton Inc	(8,316)	(1,570)
DraftKings Inc, Cl A *	(5,771)	(199)
Dream Finders Homes Inc, Cl A *	(293)	(10)
Duolingo Inc, Cl A *	(414)	(88)
Dutch Bros Inc, Cl A *	(1,044)	(32)
eBay Inc	(4,623)	(273)
Ethan Allen Interiors Inc	(929)	(29)
Etsy Inc *	(1,074)	(59)
Expedia Group Inc *	(1,903)	(265)
Figs Inc, Cl A *	(3,720)	(23)
Five Below Inc *	(567)	(43)
Floor & Decor Holdings Inc, Cl A *	(944)	(106)
Foot Locker Inc	(1,312)	(41)
Ford Motor Co	(205,526)	(2,300)
Fox Factory Holding Corp *	(2,062)	(83)
Frontdoor Inc *	(1,442)	(69)
GameStop Corp, Cl A *	(2,211)	(52)
Gap Inc/The	(1,464)	(33)
Garmin Ltd	(4,342)	(796)
General Motors Co	(60,608)	(3,017)
Gentex Corp	(12,691)	(398)
Gentherm Inc *	(1,847)	(93)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Genuine Parts Co	(1,303)	$(187)
G-III Apparel Group Ltd *	(753)	(20)
Goodyear Tire & Rubber Co/The *	(16,045)	(141)
Graham Holdings Co, Cl B	(59)	(47)
Grand Canyon Education Inc *	(480)	(70)
Green Brick Partners Inc *	(719)	(57)
Group 1 Automotive Inc	(98)	(37)
H&R Block Inc	(2,090)	(132)
Hanesbrands Inc *	(12,648)	(80)
Harley-Davidson Inc	(7,020)	(263)
Hasbro Inc	(4,066)	(277)
Helen of Troy Ltd *	(630)	(34)
Hilton Grand Vacations Inc *	(1,025)	(40)
Hilton Worldwide Holdings Inc	(3,456)	(759)
Home Depot Inc/The	(8,679)	(3,198)
Hovnanian Enterprises Inc, Cl A *	(40)	(9)
Hyatt Hotels Corp, Cl A	(657)	(100)
Installed Building Products Inc	(646)	(144)
International Game Technology PLC	(1,910)	(43)
Jack in the Box Inc	(358)	(18)
KB Home	(1,873)	(157)
Kohl's Corp	(1,410)	(27)
Kontoor Brands Inc	(1,700)	(127)
Las Vegas Sands Corp	(5,106)	(199)
Laureate Education Inc, Cl A	(2,672)	(41)
La-Z-Boy Inc, Cl Z	(1,661)	(67)
LCI Industries	(1,180)	(139)
Lear Corp	(3,106)	(362)
Leggett & Platt Inc	(4,111)	(52)
Lennar Corp, Cl A	(6,763)	(1,231)
Lennar Corp, Cl B	(374)	(63)
LGI Homes Inc *	(728)	(79)
Light & Wonder Inc, Cl A *	(1,350)	(148)
Lithia Motors Inc, Cl A	(251)	(76)
LKQ Corp	(2,593)	(108)
Lowe's Cos Inc	(5,010)	(1,245)
Lucid Group Inc *	(32,845)	(132)
Lululemon Athletica Inc *	(3,423)	(888)
Luminar Technologies Inc, Cl A *	(19,027)	(19)
M/I Homes Inc *	(798)	(127)
Macy's Inc	(2,706)	(42)
Malibu Boats Inc, Cl A *	(818)	(30)
Marriott International Inc/MD, Cl A	(3,381)	(793)
Marriott Vacations Worldwide Corp	(690)	(51)
Mattel Inc *	(9,605)	(182)
McDonald's Corp	(10,384)	(2,997)
Meritage Homes Corp	(959)	(190)
MGM Resorts International *	(4,001)	(150)
Modine Manufacturing Co *	(2,804)	(341)
Mohawk Industries Inc *	(1,483)	(230)
Murphy USA Inc	(162)	(84)
Newell Brands Inc	(12,951)	(92)
NIKE Inc, Cl B	(33,743)	(2,811)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Nordstrom Inc	(533)	$(12)
Norwegian Cruise Line Holdings Ltd *	(6,051)	(108)
NVR Inc *	(84)	(770)
Ollie's Bargain Outlet Holdings Inc *	(618)	(55)
O'Reilly Automotive Inc *	(544)	(615)
Oxford Industries Inc	(494)	(43)
Papa John's International Inc	(547)	(26)
Patrick Industries Inc	(1,257)	(162)
Peloton Interactive Inc, Cl A *	(10,473)	(49)
Penn Entertainment Inc *	(2,204)	(41)
Penske Automotive Group Inc	(239)	(41)
Phinia Inc	(2,396)	(115)
Planet Fitness Inc, Cl A *	(1,409)	(114)
Polaris Inc	(1,666)	(141)
Pool Corp	(373)	(131)
PulteGroup Inc	(5,865)	(772)
PVH Corp	(1,669)	(165)
QuantumScape Corp, Cl A *	(15,989)	(93)
Ralph Lauren Corp, Cl A	(1,202)	(206)
Red Rock Resorts Inc, Cl A	(667)	(39)
RH *	(29)	(7)
Rivian Automotive Inc, Cl A *	(40,973)	(579)
Ross Stores Inc	(3,019)	(455)
Royal Caribbean Cruises Ltd *	(3,241)	(534)
Sabre Corp *	(7,233)	(22)
Service Corp International/US	(2,041)	(160)
Shake Shack Inc, Cl A *	(703)	(70)
SharkNinja Inc	(1,856)	(178)
Signet Jewelers Ltd	(342)	(29)
Six Flags Entertainment Corp	(775)	(34)
Skechers USA Inc, Cl A *	(3,710)	(254)
Smith & Wesson Brands Inc	(288)	(4)
Sonos Inc *	(3,264)	(40)
Standard Motor Products Inc	(1,277)	(41)
Starbucks Corp	(16,186)	(1,531)
Steven Madden Ltd	(2,245)	(101)
Stoneridge Inc *	(1,344)	(19)
Strategic Education Inc	(223)	(22)
Stride Inc *	(781)	(64)
Sturm Ruger & Co Inc	(893)	(38)
Sweetgreen Inc, Cl A *	(1,562)	(49)
Tapestry Inc	(6,382)	(261)
Taylor Morrison Home Corp, Cl A *	(3,081)	(207)
Tempur Sealy International Inc	(4,620)	(242)
Tesla Inc *	(22,679)	(4,856)
Texas Roadhouse Inc, Cl A	(1,019)	(172)
Thor Industries Inc	(2,839)	(304)
TJX Cos Inc/The	(9,914)	(1,163)
Toll Brothers Inc	(2,908)	(419)
TopBuild Corp *	(890)	(350)
Topgolf Callaway Brands Corp *	(5,232)	(53)
Tractor Supply Co	(943)	(252)
Travel + Leisure Co	(967)	(43)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Tri Pointe Homes Inc *	(2,838)	$(126)
Ulta Beauty Inc *	(457)	(161)
Under Armour Inc, Cl A *	(3,380)	(26)
Under Armour Inc, Cl C *	(7,914)	(59)
United Parks & Resorts Inc *	(881)	(43)
Urban Outfitters Inc *	(315)	(11)
Vail Resorts Inc	(616)	(112)
Valvoline Inc *	(1,059)	(45)
VF Corp	(9,179)	(167)
Vista Outdoor Inc *	(1,329)	(53)
Visteon Corp *	(1,609)	(163)
Vizio Holding Corp, Cl A *	(3,540)	(40)
Wayfair Inc, Cl A *	(1,001)	(43)
Wendy's Co/The	(3,490)	(59)
Whirlpool Corp	(1,707)	(171)
Williams-Sonoma Inc	(1,109)	(149)
Wingstop Inc	(442)	(171)
Winnebago Industries Inc	(1,553)	(93)
Wolverine World Wide Inc	(2,562)	(35)
Worthington Enterprises Inc	(948)	(43)
Wyndham Hotels & Resorts Inc	(1,023)	(80)
Wynn Resorts Ltd	(1,362)	(105)
XPEL Inc *	(1,360)	(59)
YETI Holdings Inc *	(2,608)	(105)
Yum! Brands Inc	(4,055)	(547)

		(63,694)

Information Technology — (2.3)%
Advanced Micro Devices Inc *	(3,089)	(459)
Amphenol Corp, Cl A	(2,513)	(170)
Analog Devices Inc	(984)	(231)
Apple Inc	(23,782)	(5,446)
Applied Materials Inc	(1,592)	(314)
Arista Networks Inc *	(457)	(162)
Arrow Electronics Inc *	(114)	(15)
Broadcom Inc	(8,419)	(1,371)
CDW Corp/DE	(254)	(57)
Ciena Corp *	(329)	(19)
Cisco Systems Inc	(8,328)	(421)
Corning Inc	(1,514)	(63)
Dell Technologies Inc, Cl C	(459)	(53)
Enphase Energy Inc *	(395)	(48)
Entegris Inc	(255)	(30)
F5 Inc *	(125)	(25)
First Solar Inc *	(284)	(65)
Hewlett Packard Enterprise Co	(3,055)	(59)
HP Inc	(1,751)	(63)
Intel Corp	(7,365)	(162)
Jabil Inc	(150)	(16)
Juniper Networks Inc	(475)	(19)
Keysight Technologies Inc *	(490)	(76)
KLA Corp	(265)	(217)
Lam Research Corp	(233)	(191)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Littelfuse Inc	(120)	$(33)
Marvell Technology Inc	(1,369)	(104)
Microchip Technology Inc	(932)	(77)
Micron Technology Inc	(1,940)	(187)
Monolithic Power Systems Inc	(97)	(91)
Motorola Solutions Inc	(313)	(138)
NetApp Inc	(523)	(63)
NVIDIA Corp	(44,034)	(5,256)
ON Semiconductor Corp *	(942)	(73)
Pure Storage Inc, Cl A *	(588)	(30)
Qorvo Inc *	(220)	(26)
QUALCOMM Inc	(2,027)	(355)
Skyworks Solutions Inc	(374)	(41)
Super Micro Computer Inc *	(110)	(48)
Teledyne Technologies Inc *	(131)	(57)
Teradyne Inc	(447)	(61)
Texas Instruments Inc	(1,834)	(393)
Trimble Inc *	(661)	(38)
Western Digital Corp *	(626)	(41)
Zebra Technologies Corp, Cl A *	(165)	(57)

		(16,921)

Materials — (1.5)%
Air Products and Chemicals Inc	(1,665)	(464)
Albemarle Corp	(877)	(79)
Alcoa Corp	(1,354)	(43)
Alpha Metallurgical Resources Inc	(129)	(31)
Amcor PLC	(11,305)	(129)
AptarGroup Inc	(460)	(70)
Arch Resources Inc	(92)	(13)
Ashland Inc	(308)	(28)
ATI Inc *	(877)	(56)
Avery Dennison Corp	(690)	(153)
Avient Corp	(945)	(46)
Axalta Coating Systems Ltd *	(1,499)	(55)
Balchem Corp	(334)	(59)
Ball Corp	(2,299)	(147)
Berry Global Group Inc	(925)	(64)
Cabot Corp	(325)	(34)
Carpenter Technology Corp	(358)	(52)
Celanese Corp, Cl A	(813)	(106)
CF Industries Holdings Inc	(1,623)	(135)
Chemours Co/The	(647)	(13)
Cleveland-Cliffs Inc *	(3,724)	(49)
Coeur Mining Inc *	(753)	(5)
Commercial Metals Co	(978)	(52)
Constellium SE, Cl A *	(997)	(17)
Corteva Inc	(5,419)	(310)
CRH PLC	(5,152)	(468)
Crown Holdings Inc	(994)	(90)
Dow Inc	(6,004)	(322)
DuPont de Nemours Inc	(3,130)	(264)
Eagle Materials Inc	(299)	(77)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Eastman Chemical Co	(866)	$(89)
Ecolab Inc	(1,873)	(474)
Element Solutions Inc	(2,435)	(65)
FMC Corp	(777)	(50)
Freeport-McMoRan Inc, Cl B	(11,792)	(522)
Graphic Packaging Holding Co	(2,907)	(87)
HB Fuller Co	(554)	(47)
Hecla Mining Co	(7,022)	(42)
Huntsman Corp	(2,090)	(46)
Innospec Inc	(229)	(26)
International Flavors & Fragrances Inc	(2,063)	(214)
International Paper Co	(2,902)	(140)
Knife River Corp *	(517)	(41)
Linde PLC	(3,604)	(1,724)
Louisiana-Pacific Corp	(639)	(62)
LyondellBasell Industries NV, Cl A	(1,992)	(197)
Martin Marietta Materials Inc	(502)	(268)
Materion Corp	(223)	(26)
Minerals Technologies Inc	(230)	(18)
Mosaic Co/The	(2,544)	(73)
NewMarket Corp	(35)	(20)
Newmont Corp	(9,295)	(496)
Nucor Corp	(1,797)	(273)
O-I Glass Inc, Cl I *	(2,154)	(27)
Olin Corp	(1,146)	(50)
Packaging Corp of America	(763)	(160)
PPG Industries Inc	(2,016)	(261)
Quaker Chemical Corp	(184)	(31)
Reliance Inc	(440)	(126)
Royal Gold Inc	(526)	(74)
RPM International Inc	(1,042)	(121)
Scotts Miracle-Gro Co/The, Cl A	(547)	(39)
Sealed Air Corp	(1,614)	(56)
Sensient Technologies Corp	(512)	(40)
Sherwin-Williams Co/The	(1,880)	(694)
Silgan Holdings Inc	(479)	(25)
Smurfit WestRock PLC	(1,582)	(75)
Sonoco Products Co	(1,159)	(66)
Steel Dynamics Inc	(1,287)	(154)
Summit Materials Inc, Cl A *	(741)	(30)
Sylvamo Corp	(496)	(39)
Tronox Holdings PLC	(1,784)	(25)
United States Steel Corp	(1,735)	(66)
Vulcan Materials Co	(1,080)	(265)
Warrior Met Coal Inc	(248)	(15)
Westlake Corp	(186)	(27)

		(10,897)

Total Common Stock Sold Short
(Proceeds $95,978) ($ Thousands)		(95,634)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT— (0.1)%
Argentina — (0.0)%
Materials — (0.0)%
Arcadium Lithium PLC *	(11,463)	$(31)

Bahamas — (0.0)%
Consumer Discretionary — (0.0)%
OneSpaWorld Holdings Ltd	(2,273)	(36)

Finland — (0.0)%
Consumer Discretionary — (0.0)%
Amer Sports Inc *	(3,396)	(47)

Luxembourg — (0.0)%
Consumer Discretionary — (0.0)%
Birkenstock Holding Plc *	(602)	(30)

Mexico — (0.0)%
Materials — (0.0)%
Southern Copper Corp	(838)	(85)

South Korea — (0.1)%
Consumer Discretionary — (0.1)%
Coupang Inc, Cl A *	(9,359)	(207)

Thailand — (0.0)%
Information Technology — (0.0)%
Fabrinet *	(148)	(36)

Total Foreign Common Stock Sold Short
(Proceeds $430) ($ Thousands)		(472)

Total Investments Sold Short — (12.9)%
(Proceeds $96,408) ($ Thousands)		$(96,106)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $64) ($ Thousands)		$(1)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

A list of open exchange traded options contracts for the Fund at August 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
Lead LME Spot Option ^	75	$4,313	$2,300.00	9/21/2024	$–
Nickel LME Future^	24	2,736	19,000.00	9/21/2024	–

Total Purchased Options		$7,049			$–
WRITTEN OPTIONS — 0.0%
Put Options
Lead LME Spot Option^	(15)	$(825)	2,200.00	09/21/2024	$–
Nickel LME Future^	(8)	(768)	16,000.00	09/21/2024	(1)

		(1,593)			(1)

Call Options
Lead LME Spot Option^	(75)	(4,688)	2,500.00	09/21/2024	–
Nickel LME Future^	(24)	(3,024)	21,000.00	09/21/2024	–

		(7,712)			–

Total Written Options		$(9,305)			$(1)

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	16	Nov-2024	$1,267	$1,231	$(36)
Brent Crude^	86	Jan-2025	6,839	6,512	(327)
Brent Crude^	15	Mar-2025	1,190	1,127	(63)
Brent Crude^	31	May-2025	2,443	2,314	(129)
Coffee C^	54	Dec-2024	4,785	4,943	158
Coffee C^	19	Mar-2025	1,633	1,725	92
Coffee C^	9	May-2025	781	809	28
Copper^	44	Dec-2024	4,600	4,632	32
Copper^	11	May-2025	1,134	1,178	44
Copper^	23	Mar-2025	2,607	2,448	(159)
Corn^	99	Mar-2025	2,246	2,074	(172)
Corn^	48	May-2025	1,029	1,028	(1)
Corn^	56	Dec-2024	1,154	1,123	(31)
Cotton No. 2^	15	Dec-2024	541	524	(17)
Cotton No. 2^	8	May-2025	283	291	8
Cotton No. 2^	20	Mar-2025	721	716	(5)
Feeder Cattle^	8	Oct-2024	965	951	(14)
Feeder Cattle^	15	Nov-2024	1,778	1,764	(14)
Gasoline^	4	Jan-2025	358	337	(21)
Gasoline^	8	Mar-2025	730	681	(49)
Gasoline^	4	May-2025	384	372	(12)
Gasoline^	23	Nov-2024	2,077	1,985	(92)
Gold^	28	Dec-2024	6,793	7,077	284
Gold^	35	Feb-2025	8,681	8,924	243
Gold^	29	Apr-2025	7,260	7,448	188
KC HRW Wheat^	19	Dec-2024	567	538	(29)
KC HRW Wheat^	24	Mar-2025	783	693	(90)
KC HRW Wheat^	12	May-2025	353	350	(3)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Lean Hogs^	80	Dec-2024	$2,240	$2,328	$88
Lean Hogs^	93	Oct-2024	2,874	3,059	185
Lean Hogs^	21	Apr-2025	629	669	40
Lean Hogs^	11	Feb-2025	324	332	8
Live Cattle^	49	Dec-2024	3,490	3,480	(10)
Live Cattle^	8	Feb-2025	601	571	(30)
Live Cattle^	50	Oct-2024	3,601	3,573	(28)
Live Cattle^	16	Apr-2025	1,182	1,153	(29)
LME Copper^	3	Oct-2024	737	689	(48)
LME Lead^	5	Mar-2025	281	262	(19)
LME Lead^	3	May-2025	160	158	(2)
LME Lead^	7	Nov-2024	363	359	(4)
LME Lead^	3	Jan-2025	172	156	(16)
LME Nickel^	1	Nov-2024	110	101	(9)
LME Nickel^	20	Dec-2024	1,953	2,018	65
LME Nickel^	4	Jan-2025	468	405	(63)
LME Nickel^	8	Mar-2025	864	817	(47)
LME Nickel^	4	May-2025	402	413	11
LME Primary Aluminum^	6	Nov-2024	361	367	6
LME Primary Aluminum^	11	May-2025	655	691	36
LME Primary Aluminum^	23	Mar-2025	1,486	1,433	(53)
LME Primary Aluminum^	11	Jan-2025	720	679	(41)
LME Primary Aluminum^	113	Dec-2024	7,098	6,943	(155)
LME Zinc^	6	May-2025	410	440	30
LME Zinc^	12	Mar-2025	880	876	(4)
LME Zinc^	6	Jan-2025	446	436	(10)
LME Zinc^	69	Dec-2024	4,735	5,009	274
LME Zinc^	21	Nov-2024	1,490	1,519	29
Low Sulphur Gasoil^	60	Nov-2024	4,313	4,196	(117)
Low Sulphur Gasoil^	6	May-2025	428	415	(13)
Low Sulphur Gasoil^	12	Mar-2025	901	833	(68)
Low Sulphur Gasoil^	6	Jan-2025	453	417	(36)
Natural Gas^	210	Nov-2024	5,867	5,245	(622)
Natural Gas^	36	Jan-2025	1,372	1,199	(173)
Natural Gas^	84	Mar-2025	2,724	2,427	(297)
Natural Gas^	43	May-2025	1,276	1,215	(61)
NY Harbor ULSD^	3	Jan-2025	316	291	(25)
NY Harbor ULSD^	5	Nov-2024	509	482	(27)
NY Harbor ULSD^	3	May-2025	297	286	(11)
NY Harbor ULSD^	6	Mar-2025	629	578	(51)
NYMEX Cocoa^	11	Dec-2024	836	845	9
Platinum^	1	Oct-2024	48	46	(2)
Silver^	16	Mar-2025	2,472	2,363	(109)
Silver^	8	May-2025	1,151	1,191	40
Silver^	25	Dec-2024	3,621	3,644	23
Soybean^	15	Jan-2025	790	763	(27)
Soybean^	29	Mar-2025	1,599	1,496	(103)
Soybean^	14	May-2025	736	732	(4)
Soybean^	16	Nov-2024	913	800	(113)
Soybean Meal^	89	Dec-2024	2,816	2,785	(31)
Soybean Meal^	15	May-2025	478	477	(1)
Soybean Meal^	15	Jan-2025	488	471	(17)
Soybean Meal^	30	Mar-2025	974	948	(26)
Soybean Oil^	18	Jan-2025	455	454	(1)
Soybean Oil^	115	Dec-2024	2,832	2,899	67
Soybean Oil^	18	May-2025	443	458	15
Soybean Oil^	37	Mar-2025	1,015	937	(78)
Sugar No. 11^	19	May-2025	382	401	19
Sugar No. 11^	54	Mar-2025	1,180	1,189	9

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Sugar No. 11^	48	Mar-2025	$1,060	$1,057	$(3)
Sugar No. 11^	132	Oct-2024	2,888	2,865	(23)
U.S. 5-Year Treasury Note	79	Dec-2024	8,650	8,642	(8)
Wheat^	37	Mar-2025	1,197	1,058	(139)
Wheat^	18	May-2025	533	525	(8)
Wheat^	74	Dec-2024	2,094	2,040	(54)
WTI Crude Oil^	143	Nov-2024	10,751	10,388	(363)
WTI Crude Oil^	16	May-2025	1,166	1,122	(44)
WTI Crude Oil^	32	Mar-2025	2,422	2,262	(160)
WTI Crude Oil^	16	Jan-2025	1,203	1,142	(61)
			176,992	174,315	(2,677)
Short Contracts
Gasoline^	(15)	Nov-2024	$(1,321)	$(1,295)	$26
LME Lead^	(2)	Sep-2024	(103)	(101)	2
MSCI EAFE Index	(91)	Sep-2024	(10,744)	(11,186)	(442)
NY Harbor ULSD^	(15)	Nov-2024	(1,482)	(1,445)	37
Palladium^	(9)	Dec-2024	(861)	(866)	(5)
S&P 500 Index E-MINI	(78)	Sep-2024	(21,440)	(22,077)	(637)
Soybean^	(2)	Jan-2025	(100)	(102)	(2)
Soybean^	(2)	Nov-2024	(98)	(100)	(2)
U.S. 2-Year Treasury Note	(42)	Dec-2024	(8,729)	(8,717)	12
U.S. Ultra Long Treasury Bond	(11)	Dec-2024	(1,468)	(1,451)	17
Ultra 10-Year U.S. Treasury Note	(97)	Dec-2024	(11,406)	(11,391)	15
			(57,752)	(58,731)	(979)
			$119,240	$115,584	$(3,656)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	10/25/24	EUR	1,665	USD	1,825	$(22)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2024, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Itraxx Australia Series 41	1.00%	Quarterly	06/20/2029	$16,850	$(288)	$(252)	$(36)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.42	1.00%	Quarterly	06/20/2029	$16,850	$373	$341	$32

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.8315%	SOFR	Annually	04/21/2025	USD	2,040	$36	$38	$(2)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Multi-Asset Real Return Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.9795%	SOFR	Annually	06/09/2025	USD	1,240	$24	$26	$(2)
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	128	156	(28)
1.9550%	SOFR	Annually	08/04/2025	USD	1,833	39	44	(5)
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	359	429	(70)
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	124	173	(49)
1.9950%	SOFR	Annually	07/12/2027	USD	720	31	41	(10)
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	374	467	(93)
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	241	281	(40)
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	1,400	1,572	(172)
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	49	59	(10)
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	57	70	(13)
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	2,073	2,327	(254)
						$4,935	$5,683	$(748)

As of August 31, 2024, the open Reverse Repurchase Agreements held by the Fund are listed below:

Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)
$(11,519)	HSBC	5.44%	$(11,519)
(67,237)	HSBC	5.45%	(67,237)
			$(78,756)

Percentages are based on Net Assets of $747,241 ($ Thousands).
^	Security, or a portion thereof, is held by MARR Commodity Strategy Subsidiary, Ltd. as of August 31, 2024.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements. The total market value of such securities as of August 31, 2024 was $79,786 ($ Thousands).
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of August 31, 2024 was $57,580 ($ Thousands).
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $70,780 ($ Thousands), representing 9.5% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.
(G)	Perpetual security with no stated maturity date.
(H)	Security, or portion thereof, has been pledged as collateral on futures contracts. The total market value of such securities as of August 31, 2024 was $7,641 ($ Thousands).

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

August 31, 2024

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CHF — Swiss Franc
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound Sterling
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Shekels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
TRY — Turkish Lira
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Kwacha

Portfolio Abbreviations
ABS — Asset-Backed Security
ACES — Alternative Credit Enhancement Structure
ACWI — All Country World Index
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AID — Agency for International Development
ARM — Adjustable Rate Mortgage
BOBL — Bundesobligationen (German Debt Issuance)
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
BUND — German Fixed Interest Bond
BUXL — German Debt Agency Bond
CDO — Collateralized Debt Obligation
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
COOVIBR — Colombia Overnight Interbank Reference Rate
CPI — Consumer Price Index
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
FTSE— Financial Times Stock Exchange
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonized Index of Consumer Prices
HRW — Hard Red Winter
IBEX— Spanish Stock Exchange Index
IBR — Interbank Rate of Columbia
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
LTD — Limited
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN TIIE — Mexican Interbank Equilibrium Interest Rate
NASDAQ — National Association of Securities Dealers and Automated Quotations
NATL— National Public Finance Guarantee Corporation

SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

August 31, 2024

 (Concluded)

NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-Voting Depository Receipt
NYMEX — New York Mercantile Exchange
OIS — Overnight Index Swap
OMX — OM Stockholm 30 Dividend Point Index
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
Pty — Proprietary
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv US IBOR Consumer Cash Fallback 1 Year
S&P — Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
SPI — Share Price Index
STACR — Structured Agency Credit Risk
STRIPS — Separately Traded Registered Interest and Principal Securities
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offer Rate
THOR — Thai Overnight Repurchase Rate
TOPIX — Tokyo Price Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
TSFR6M — Term Secured Overnight Financing Rate 6 Month
TSFR12M — Term Secured Overnight Financing Rate 12 Month
TSX — Toronto Stock Exchange
ULC — Unlimited Liability Company
ULSD — Ultra-Low Sulfur Diesel
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate
WTI — West Texas Intermediate

SEI Institutional Investments Trust